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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-05686
                                   ---------------------------------------------


                         AIM Investment Securities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     7/31
                         --------------------

Date of reporting period:    07/31/07
                          -------------------

Item 1. Reports to Stockholders.

                           AIM GLOBAL REAL ESTATE FUND
                  Annual Report to Shareholders o July 31, 2007

                               [COVER GLOBE IMAGE]

SECTOR EQUITY

Real Estate

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   12
Notes to Financial Statements ............   15
Financial Highlights .....................   22
Auditor's Report .........................   27
Fund Expenses ............................   28
Approval of Advisory Agreement ...........   29
Tax Information ..........................   31
Trustees and Officers ....................   32

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]     [GRAPHIC]     [GRAPHIC]
  [TARGET       [TARGET    [DIVERSIFIED
   RISK]       MATURITY]    PORTFOLIOS]

 [GRAPHIC]     [GRAPHIC]
  [SECTOR    [INTERNATIONAL/
  EQUITY]    GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM GLOBAL REAL ESTATE FUND

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.
   [TAYLOR
    PHOTO]                                      Despite a significant, albeit short-lived, stock market sell-off in late February and early March--and a more severe stock market decline that began in July--major stock market indexes in the United States and abroad generally performed well for the 12
Philip Taylor                                months ended July 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on
                                             Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money as easily, the economy tends to slow.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o Domestic, global and international equity funds

                                             o Taxable and tax-exempt fixed-income funds

                                             o Allocation portfolios, with risk/return characteristics to match your needs

                                             o AIM Independence Funds--target-maturity funds that combine retail mutual funds and
                                               PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             IN CONCLUSION

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming
                                             AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at
                                             800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in
                                             us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM GLOBAL REAL ESTATE FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board
  [CROCKETT                                  has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's
    PHOTO]                                   parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED
                                             TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has
Bruce L. Crockett                            retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM GLOBAL REAL ESTATE FUND

MANAGEMENT'S DISCUSSION                                                                   agement and structure review to identify
OF FUND PERFORMANCE                                                                       securities with:
=======================================================================================
PERFORMANCE SUMMARY                                                                       o Quality underlying properties.

Although U.S. real estate investment trust (REIT) valuations pulled back after February   o Solid management teams and flexible
2007, interest remained for global real estate, both public and private as evidenced by   balance sheets.
the number of new global real estate funds and global REIT mandates. For the fiscal
year ended July 31, 2007, the Fund trailed its broad market and style-specific indexes,   o Attractive valuations relative to peer
but outperformed its peer group index.(1,2) The Fund underperformed its broad market      investment alternatives.
index, the MSCI World Index, because real estate related equities were among the weaker
performing market segments during the year.(1) The Fund underperformed the FTSE              We attempt to control risk by
EPRA/NAREIT Global Real Estate Index, its style specific index, due primarily to weak     diversifying property types and geographic
security selection in Australia and Sweden.                                               location as well as limiting the size of
                                                                                          any one holding.
   Your Fund's long-term performance appears later in this report.
                                                                                             We will consider selling a holding
FUND VS. INDEXES                                                                          when:

Total returns, 7/31/06-7/31/07, excluding applicable sales charges. If sales charges      o Relative valuation falls below desired
were included, returns would be lower.                                                    levels.

Class A Shares                                                                   14.81%   o Risk/return relationships change
Class B Shares                                                                   14.02    significantly.
Class C Shares                                                                   13.93
Class R Shares                                                                   14.52    o Company fundamentals change (property
MSCI World Index(1) (Broad Market Index)                                         20.10    type, geography or management changes).
FTSE EPRA/NAREIT Global Real Estate Index(2) (Style-Specific Index)              15.02
Lipper Real Estate Funds Index(1) (Peer Group Index)                              3.30    o A more attractive investment opportunity
                                                                                          is identified.
SOURCES: (1) LIPPER INC.; (2) A I M MANAGEMENT GROUP INC., BLOOMBERG L.P.
                                                                                          MARKET CONDITIONS AND YOUR FUND
=======================================================================================
                                                                                          The global economy continued to expand
HOW WE INVEST                                above index levels with comparable levels    during the fiscal year, despite somewhat
                                             of risk. Our investment strategy focuses     slower U.S. economic growth than we have
Your Fund holds primarily real estate        on identifying U.S. and non-U.S. property    seen in the last few years. Strong global
investment trusts (REITs) and other          types we believe will benefit from           economic growth, favorable corporate
property-related securities from the         long-term sector trends. We use a            earnings results and increased merger and
United States and abroad whose values are    fundamentals-driven investment process,      acquisition activity drove equity markets,
driven by tangible assets. Our goal is to    including property market cycle analysis,    offsetting concerns over slowing U.S.
create a global fund focused on total        property evaluation and man-                 growth, high energy prices and sub-prime
return that will perform at or                                                            loan concerns late in the year.

==========================================   ==========================================      Real estate securities, both globally
                                                                                          and domestically, were among the weaker
PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                      performing market segments for the fiscal
                                                                                          year, and thus underperformed the broad
By property type                              1. Sun Hung Kai Properties Ltd.             domestic and global markets as measured by
                                                 (Hong Kong)                       4.1%   the S&P 500 Index and the MSCI World
Diversified                          41.9%                                                Index, respectively.(3) In particular,
                                              2. Westfield Group (Australia)       3.9    U.S. REITs as measured by the FTSE NAREIT
Retail                               20.2                                                 Equity REITs Index, had enjoyed four years
                                              3. Mitsubishi Estate Co. Ltd.               of strong double-digit gains, surpassing
Office                               13.3        (Japan)                           3.3    gains of the S&P 500 Index by a wide
                                                                                          margin.(3) As we cautioned in the January
Residential                           9.5     4. GPT Group (Australia)             3.2    2007 semiannual report, it would be
                                                                                          imprudent to suggest such a level of
Industrial                            3.5     5. Mitsui Fudosan Co. Ltd.                  performance was sustainable over the long
                                                 (Japan)                           3.2    term. For the first half of the fiscal
Lodging Resorts                       2.9                                                 year, strong investor inflows and
                                              6. Stockland (Australia)             3.1    privatizations within the U.S. REIT market
Healthcare                            2.8                                                 helped REITs to reach all time closing
                                              7. Unibail-Rodamco (France)          2.8    highs in February 2007.(3) Following
Self Storage                          1.7                                                 February, however, the U.S. REIT market
                                              8. ProLogis                          2.7
Specialty                             1.3                                                                                (continued)
                                              9. Simon Property Group, Inc.        2.7
Money Market Funds
 Plus Other Assets Less                      10. Land Securities Group PLC
 Liabilities                          2.9        (United Kingdom)                  2.3

Total Net Assets          $661.65 million    The Fund's holdings are subject to change,
                                             and there is no assurance that the Fund
Total Number of Holdings*              84    will continue to hold any particular
                                             security.

                                             *    Excluding money market fund holdings.
==========================================   ==========================================

AIM GLOBAL REAL ESTATE FUND

experienced a downturn in the wake of        affected Camden Property Trust, an                       Joe V. Rodriguez, Jr.
ongoing concerns about the sub-prime         apartment REIT with properties focused in    [RODRIGUEZ  Director of Securities
lending markets, rising interest rates and   major metropolitan areas across the United   PHOTO]      Management, INVESCO Real
widening debt spreads.                       States. We believed moderate employment                  Estate, is lead manager of AIM
                                             growth and tighter single family credit                  Global Real Estate Fund. He
   While overall Fund performance was        standards could have a slightly positive     oversees all phases of the unit including
positive, the second half of the fiscal      impact on apartment demand due to possible   securities research and administration.
year saw an increase in volatility among     lower tenant turnover and higher retention   Mr. Rodriguez began his investment career
REITs, particularly in the United States.    rates. Consequently, attractive relative     in 1983 and joined INVESCO in 1990. He has
On an absolute basis, holdings within Hong   valuations prompted us to increase our       served on the editorial boards of the
Kong, the United States and Japan            stake in Camden. Public Storage, on the      National Association of Real Estate
benefited performance during the fiscal      other hand, was hurt by a myriad of          Investment Trusts (NAREIT) as well as the
year, while holdings in Sweden and Spain     one-time acquisition items in the wake of    Institutional Real Estate Securities
detracted from performance. Strong stock     its acquisition of Shurgard Storage          Newsletter. Mr. Rodriguez earned his
selection within the United States and       (Shurgard is not a Fund holding). We         B.B.A. in economics and finance as well as
Canada, as well as an underweight in the     continued to own Public Storage.             his M.B.A. in finance from Baylor
United States and an overweight in Hong                                                   University.
Kong and Singapore, benefited performance       We continued to be encouraged by
relative to the FTSE EPRA/NAREIT Global      economic and real estate fundamentals                    Mark D. Blackburn
Real Estate Index.(4) On the other hand,     internationally and remained committed to    [BLACKBURN  Chartered Financial Analyst,
security selection within Australia and      owning quality real estate companies that    PHOTO]      Director of Investments,
Sweden, as well as our cash holdings,        we believe could benefit from global                     INVESCO Real Estate, is
while minimal, hurt our relative             growth opportunities. Movement toward the                manager of AIM Global Real
performance. For the first half of the       globalization of real estate mandates by     Estate Fund. He joined INVESCO in 1998 and
fiscal year, strong inflows into REITs       institutional investors continued, which     has approximately 20 years of experience
meant that our relatively small cash         further reinforced our belief in the         in institutional investing and risk
position inhibited the Fund's ability to     long-term attractiveness of REITs and        management. Mr. Blackburn earned a B.S. in
participate in the upside prior to           REIT-like structures and their place         accounting from Louisiana State University
February. However, the minor cash weight     within a global economy. We continued to     and an M.B.A. from Southern Methodist
was a relative contributor following         control risk by holding a portfolio          University. He is a certified public
February when U.S. REITs declined. It is     diversified by property type and             accountant.
customary for the Fund to hold a small       geographic location. Lower leveraged
cash position. This may at times have a      companies with above average levels of                   Paul S. Curbo
positive or negative impact on relative      dividend coverage remained favored in the    [CURBO      Chartered Financial Analyst,
performance.                                 portfolio. This stance has proven            PHOTO]      portfolio manager, INVESCO
                                             beneficial in the recent uncertain                       Real Estate, is a manager of
   Robust economic growth and healthy        economic environment.                                    AIM Global Real Estate Fund.
fundamentals led to strong demand for                                                     He joined INVESCO in 1998 and has 13 years
shares in most Asian markets. In fact, the      We thank you for your continued           of real estate experience. Mr. Curbo
top contributor to Fund performance over     investment in AIM Global Real Estate Fund.   earned a B.B.A. in finance from the
the year was a retail-focused property                                                    University of Texas.
developer in mainland China and Hong Kong,   Sources: (3) Lipper Inc.; (4) A I M
HANG LUNG PROPERTIES. As previously          Management Group Inc., Bloomberg L.P.                    James W. Trowbridge
mentioned, the trend toward privatization                                                 [TROWBRIDGE Portfolio manager, INVESCO
also contributed to our performance over     THE VIEWS AND OPINIONS EXPRESSED IN          PHOTO]      Real Estate, is manager of AIM
the fiscal year. The steep increase in       MANAGEMENT'S DISCUSSION OF FUND                          Global Real Estate Fund. Mr.
U.S. REITs during January and February       PERFORMANCE ARE THOSE OF A I M ADVISORS,                 Trowbridge joined INVESCO Real
2007 was in part due to recycling of         INC. THESE VIEWS AND OPINIONS ARE SUBJECT    Estate in 1989 and has 32 years of real
investor capital following one of the        TO CHANGE AT ANY TIME BASED ON FACTORS       estate investment experience. Mr.
largest U.S. privatizations, that of         SUCH AS MARKET AND ECONOMIC CONDITIONS.      Trowbridge earned his B.S. in finance from
EQUITY OFFICE PROPERTIES. Equity Office      THESE VIEWS AND OPINIONS MAY NOT BE RELIED   Indiana University.
Properties, one of the largest REITs and     UPON AS INVESTMENT ADVICE OR
formerly an S&P 500 constituent was          RECOMMENDATIONS, OR AS AN OFFER FOR A                    Ping Ying Wang
privatized on February 9, 2007, at a         PARTICULAR SECURITY. THE INFORMATION IS      [WANG       Chartered Financial Analyst,
premium to the share price prior to the      NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF   PHOTO]      portfolio manager, INVESCO
announcement.                                ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR               Real Estate, is manager of AIM
                                             THE FUND. STATEMENTS OF FACT ARE FROM                    Global Real Estate Fund. She
   Conversely, CAMDEN PROPERTY TRUST AND     SOURCES CONSIDERED RELIABLE, BUT A I M       has 10 years of real estate experience.
PUBLIC STORAGE detracted from performance    ADVISORS, INC. MAKES NO REPRESENTATION OR    She earned a B.S. in international finance
over the year. Increasing credit spreads     WARRANTY AS TO THEIR COMPLETENESS OR         from the People's University of China and
and concerns over a slowing economy          ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE    a Ph.D. in finance from the University of
negatively                                   IS NO GUARANTEE OF FUTURE RESULTS, THESE     Texas at Dallas.
                                             INSIGHTS MAY HELP YOU UNDERSTAND OUR
                                             INVESTMENT MANAGEMENT PHILOSOPHY.            Assisted by the Real Estate Team

                                             See important Fund and index disclosures
                                             later in this report.

AIM GLOBAL REAL ESTATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE            include reinvested dividends, but they do
                                             not reflect sales charges. Performance of
Past performance cannot guarantee            an index of funds reflects fund expenses
comparable future results.                   and management fees; performance of a
                                             market index does not. Performance shown
   The data shown in the chart include       in the chart and table(s) does not reflect
reinvested distributions, applicable sales   deduction of taxes a shareholder would pay
charges, Fund expenses and management        on Fund distributions or sale of Fund
fees. Results for Class B shares are         shares. Performance of the indexes does
calculated as if a hypothetical              not reflect the effects of taxes.
shareholder had liquidated his entire
investment in the Fund at the close of the
reporting period and paid the applicable
contingent deferred sales charges. Index
results

====================================================================================================================================

Continued from page 8

performance of the Fund may deviate          o The returns shown in the management's      o Property type classifications used in
significantly from the performance of the    discussion of Fund performance are based     this report are generally according to
indexes.                                     on net asset values calculated for           FTSE EPRA/NAREIT Global Real Estate Index,
                                             shareholder transactions. Generally          which is exclusively owned by the FTSE
o A direct investment cannot be made in an   accepted accounting principles require       Group, the European Public Real Estate
index. Unless otherwise indicated, index     adjustments to be made to the net assets     Association (EPRA), the National
results include reinvested dividends, and    of the Fund at period end for financial      Association of Real Estate Investment
they do not reflect sales charges.           reporting purposes, and as such, the net     Trusts (NAREIT) and Euronext Indexes BV.
Performance of an index of funds reflects    asset values for shareholder transactions
fund expenses; performance of a market       and the returns based on those net asset
index does not.                              values may differ from the net asset
                                             values and returns reported in the
OTHER INFORMATION                            Financial Highlights.

o The Chartered Financial Analyst
--REGISTERED TRADEMARK-- (CFA --REGISTERED
TRADEMARK--) designation is a globally
recognized standard for measuring the
competence and integrity of investment
professionals.

====================================================================================================================================

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND DATA FROM 4/29/05, INDEX DATA FROM 4/30/05

                                                                              FTSE EPRA/NAREIT
         AIM GLOBAL REAL   AIM GLOBAL REAL  AIM GLOBAL REAL  AIM GLOBAL REAL     GLOBAL REAL                           LIPPER REAL
           ESTATE FUND       ESTATE FUND      ESTATE FUND      ESTATE FUND         ESTATE                                ESTATE
  DATE   -CLASS A SHARES   -CLASS B SHARES  -CLASS C SHARES  -CLASS R SHARES      INDEX(1)      MSCI WORLD INDEX(2)  FUNDS INDEX(2)
4/29/05      $ 9450             $10000           $10000           $10000
   4/05        9450              10000            10000            10000           $10000              $10000            $10000
   5/05        9610              10159            10159            10169            10190               10178             10336
   6/05        9857              10419            10419            10427            10584               10266             10817
   7/05       10327              10906            10916            10925            11107               10624             11513
   8/05       10280              10846            10846            10865            10997               10704             11115
   9/05       10473              11047            11059            11071            11227               10982             11148
  10/05       10228              10779            10790            10812            10891               10716             10889
  11/05       10596              11167            11169            11201            11281               11073             11360
  12/05       11118              11706            11718            11746            11749               11318             11439
   1/06       11803              12417            12430            12469            12528               11824             12157
   2/06       12031              12647            12660            12710            12811               11806             12340
   3/06       12571              13202            13215            13273            13393               12066             12909
   4/06       12552              13182            13185            13253            13329               12432             12572
   5/06       12084              12681            12693            12749            12876               12007             12224
   6/06       12548              13164            13175            13240            13343               12004             12753
   7/06       12941              13567            13577            13655            13822               12079             13050
   8/06       13401              14039            14050            14141            14344               12392             13497
   9/06       13711              14348            14359            14449            14667               12540             13754
  10/06       14450              15121            15133            15238            15499               13000             14539
  11/06       15237              15926            15938            16058            16280               13319             15199
  12/06       15670              16380            16381            16514            16726               13589             15038
   1/07       16466              17200            17202            17353            17530               13750             16120
   2/07       16595              17326            17338            17477            17656               13678             15801
   3/07       16631              17347            17358            17516            17766               13929             15534
   4/07       16661              17368            17379            17537            17901               14543             15600
   5/07       16861              17566            17577            17747            18047               14951             15721
   6/07       15527              16167            16168            16342            16727               14835             14451
   7/07       14851              15169            15469            15638            15897               14507             13481

====================================================================================================================================

                                                           Sources: (1) A I M Management Group Inc., Bloomberg L.P., (2) Lipper Inc.

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AIM GLOBAL REAL ESTATE FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/07, including applicable sales    As of 6/30/07, the most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (4/29/05)                19.17%    CLASS A SHARES
 1 Year                             8.46     Inception (4/29/05)                 22.45%
                                              1 Year                             16.95
CLASS B SHARES
Inception (4/29/05)                20.30%    CLASS B SHARES
 1 Year                             9.02     Inception (4/29/05)                 23.71%
                                              1 Year                             17.80
CLASS C SHARES
Inception (4/29/05)                21.35%    CLASS C SHARES
 1 Year                            12.93     Inception (4/29/05)                 24.78%
                                              1 Year                             21.70
CLASS R SHARES
Inception (4/29/05)                21.93%    CLASS R SHARES
 1 Year                            14.52     Inception (4/29/05)                 25.40%
==========================================    1 Year                             23.43
                                             ==========================================
THE PERFORMANCE DATA QUOTED REPRESENT PAST
PERFORMANCE AND CANNOT GUARANTEE                CLASS A SHARE PERFORMANCE REFLECTS THE
COMPARABLE FUTURE RESULTS; CURRENT           MAXIMUM 5.50% SALES CHARGE, AND CLASS B
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   AND CLASS C SHARE PERFORMANCE REFLECTS THE
VISIT AIMINVESTMENTS.COM FOR THE MOST        APPLICABLE CONTINGENT DEFERRED SALES
RECENT MONTH-END PERFORMANCE. PERFORMANCE    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    CDSC ON CLASS B SHARES DECLINES FROM 5%
CHANGES IN NET ASSET VALUE AND THE EFFECT    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
OF THE MAXIMUM SALES CHARGE UNLESS           THE BEGINNING OF THE SEVENTH YEAR. THE
OTHERWISE STATED. INVESTMENT RETURN AND      CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        HAVE A FRONT-END SALES CHARGE; RETURNS
SHARES.                                      SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                             REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
   THE NET ANNUAL FUND OPERATING EXPENSE     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
RATIO SET FORTH IN THE MOST RECENT FUND      ASSETS WITHIN THE FIRST YEAR.
PROSPECTUS AS OF THE DATE OF THIS REPORT
FOR CLASS A, CLASS B, CLASS C AND CLASS R       THE PERFORMANCE OF THE FUND'S SHARE
SHARES WAS 1.41%, 2.16%, 2.16% AND 1.66%,    CLASSES WILL DIFFER PRIMARILY DUE TO
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND       DIFFERENT SALES CHARGE STRUCTURES AND
OPERATING EXPENSE RATIO SET FORTH IN THE     CLASS EXPENSES.
MOST RECENT FUND PROSPECTUS AS OF THE DATE
OF THIS REPORT FOR CLASS A, CLASS B, CLASS      A REDEMPTION FEE OF 2% WILL BE IMPOSED
C AND CLASS R SHARES WAS 1.57%, 2.32%,       ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
2.32% AND 1.82%, RESPECTIVELY. THE EXPENSE   THE FUND WITHIN 30 DAYS OF PURCHASE.
RATIOS PRESENTED ABOVE MAY VARY FROM THE     EXCEPTIONS TO THE REDEMPTION FEE ARE
EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   LISTED IN THE FUND'S PROSPECTUS.
OF THIS REPORT THAT ARE BASED ON EXPENSES
INCURRED DURING THE PERIOD COVERED BY THIS   (1)  Total annual operating expenses less
REPORT.                                           any contractual fee waivers and/or
                                                  expense reimbursements by the advisor
                                                  in effect through at least June 30,
                                                  2008. See current prospectus for more   ==========================================
                                                  information                             FOR A DISCUSSION OF THE RISKS OF INVESTING
                                                                                          IN YOUR FUND AND INDEXES USED IN THIS
                                                                                          REPORT, PLEASE TURN THE PAGE.
                                                                                          ==========================================

AIM GLOBAL REAL ESTATE FUND

AIM GLOBAL REAL ESTATE FUND'S INVESTMENT OBJECTIVE IS HIGH TOTAL RETURN THROUGH GROWTH OF CAPITAL AND CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of July 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          o Small- and mid-capitalization companies    o The LIPPER REAL ESTATE FUNDS INDEX is an
                                             tend to be more vulnerable to adverse        equally weighted representation of the
o Class B shares are not available as an     developments and more volatile than larger   largest funds in the Lipper Real Estate
investment for retirement plans maintained   companies. Investments in these sized        Funds category. These funds invest at
pursuant to Section 401 of the Internal      companies may involve special risks,         least 65% of their portfolio in equity
Revenue Code, including 401(k) plans,        including those associated with dependence   securities of domestic and foreign
money purchase pension plans and profit      on a small management group, little or no    companies engaged in the real estate
sharing plans. Plans that had existing       operating history, little or no track        industry.
accounts invested in Class B shares prior    record of success, limited product lines,
to September 30, 2003, will continue to be   less publicly available information,         o The FTSE EPRA/NAREIT GLOBAL REAL ESTATE
allowed to make additional purchases.        illiquidity, restricted resale or less       INDEX is designed to track the performance
                                             frequent trading.                            of listed real estate companies and REITs
o Class R shares are available only to                                                    worldwide. It is compiled by the FTSE
certain retirement plans. Please see the     o The prices of securities held by the       Group, National Association of Real Estate
prospectus for more information.             Fund may decline in response to market       Investment Trusts, and European Public
                                             risks.                                       Real Estate Association.
PRINCIPAL RISKS OF INVESTING IN THE FUND
                                             o Because the Fund concentrates its assets   o The FTSE NAREIT EQUITY REITS INDEX is a
o The Fund could conceivably hold real       in the real estate industry, an investment   market-cap weighted index of all equity
estate directly if a company defaults on     in the Fund will be closely linked to the    REITs traded on the NYSE, NASDAQ National
debt securities. In that event, an           performance of the real estate markets.      Market System, and the American Stock
investment in the Fund may have additional                                                Exchange.
risks relating to direct ownership of real   o Because the Fund focuses its investments
estate.                                      in real estate investment trusts (REITs),    o FTSE(TM) is a trademark of London Stock
                                             real estate operating companies and other    Exchange PLC and The Financial Times
o Prices of equity securities change in      companies related to the real estate         Limited, NAREIT --REGISTERED TRADEMARK--
response to many factors including the       industry, the value of shares may rise and   is a trademark of the National Association
historical and prospective earnings of the   fall more than the value of shares of a      of Real Estate Investment Trusts
issuer, the value of its assets, general     fund that invests in a broader range of      --REGISTERED TRADEMARK-- ("NAREIT") and
economic conditions, interest rates,         companies.                                   EPRA --REGISTERED TRADEMARK-- is the
investor perceptions and market liquidity.                                                trademark of the European Public Real
                                             o The Fund may invest in obligations         Estate Association. The FTSE EPRA/NAREIT
o Foreign securities have additional         issued by agencies and instrumentalities     Global Real Estate Index and the FTSE
risks, including exchange rate changes,      of the U.S. government that may vary in      NAREIT Equity Index Series are calculated
political and economic upheaval, the         the level of support they receive from the   by FTSE. All rights in the FTSE Indexes
relative lack of information, relatively     U.S. government. The U.S. government may     vest in FTSE and/or its licensors. Neither
low market liquidity, and the potential      choose not to provide financial support to   FTSE nor its licensors accept any
lack of strict financial and accounting      U.S. government-sponsored agencies or        liability for any errors or omissions in
controls and standards.                      instrumentalities if it is not legally       the FTSE Indexes or underlying data.
                                             obligated to do so. In this case, if the
o Interest rate risk refers to the risk      issuer defaulted, the underlying fund        o The S&P 500--REGISTERED TRADEMARK--
that bond prices generally fall as           holding securities of such issuer might      INDEX is a market capitalization-weighted
interest rates rise; conversely, bond        not be able to recover its investment from   index covering all major areas of the U.S.
prices generally rise as interest rates      the U.S. government.                         Economy. It is not the 500 largest
fall.                                                                                     companies, but rather the most widely held
                                             ABOUT INDEXES USED IN THIS REPORT            500 companies chosen with respect to
o There is no guarantee that the                                                          market size, liquidity, and their
investment techniques and risk analyses      o The MSCI World Index --SERVICEMARK-- is    industry.
used by the Fund's portfolio managers will   a free float-adjusted market
produce the desired results.                 capitalization index that is designed to     o The Fund is not managed to track the
                                             measure global developed market equity       performance of any particular index,
                                             performance.                                 including the indexes defined here, and
                                                                                          consequently, the

                                                                                          Continued on page 6

=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class A Shares                       AGREX
=======================================================================================   Class B Shares                       BGREX
                                                                                          Class C Shares                       CGREX
                                                                                          Class R Shares                       RGREX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM


AIM Global Real Estate Fund

SCHEDULE OF INVESTMENTS

July 31, 2007


                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS-61.68%

AUSTRALIA-13.70%

CFS Retail Property Trust (Retail)(a)(b)        5,867,700   $ 10,641,714
------------------------------------------------------------------------
GPT Group (Diversified)(a)                      5,638,400     21,381,164
------------------------------------------------------------------------
Mirvac Group (Diversified)(a)(b)                2,850,500     12,311,163
------------------------------------------------------------------------
Stockland (Diversified)(a)                      3,126,700     20,456,786
------------------------------------------------------------------------
Westfield Group (Retail)(a)                     1,601,600     25,821,624
========================================================================
                                                              90,612,451
========================================================================

CANADA-2.35%

Boardwalk Real Estate Investment Trust
  (Residential)                                   161,200      6,777,427
------------------------------------------------------------------------
Cominar Real Estate Investment Trust
  (Diversified)                                    91,600      1,846,168
------------------------------------------------------------------------
H&R Real Estate Investment Trust
  (Diversified)                                    64,500      1,318,116
------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Retail)                                        109,200      1,875,363
------------------------------------------------------------------------
RioCan Real Estate Investment Trust (Retail)      177,400      3,746,728
========================================================================
                                                              15,563,802
========================================================================

CHINA-0.56%

Agile Property Holdings Ltd. (Diversified)(a)   2,154,000      3,710,563
========================================================================

FINLAND-0.83%

Citycon Oyj (Retail)(a)                           480,200      3,071,065
------------------------------------------------------------------------
Sponda Oyj (Diversified)(a)                       172,940      2,451,930
========================================================================
                                                               5,522,995
========================================================================

FRANCE-4.27%

Gecina S.A. (Diversified)(a)                       24,900      4,051,057
------------------------------------------------------------------------
Klepierre (Retail)(a)                              37,000      5,745,800
------------------------------------------------------------------------
Unibail-Rodamco (Diversified)(a)                   78,100     18,425,045
========================================================================
                                                              28,221,902
========================================================================

HONG KONG-12.05%

China Overseas Land & Investment Ltd.
  (Residential)(a)                              2,859,000      6,044,325
------------------------------------------------------------------------
China Resources Land Ltd. (Residential)         2,213,900      4,079,227
------------------------------------------------------------------------
Great Eagle Holdings Ltd. (Diversified)(a)        784,000      2,940,604
------------------------------------------------------------------------
Hang Lung Properties Ltd. (Diversified)(a)      3,364,000     12,312,947
------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Office)(a)         2,199,000      9,318,269
------------------------------------------------------------------------
Kerry Properties Ltd. (Diversified)(a)          1,231,400      8,882,577
------------------------------------------------------------------------
New World Development Co., Ltd.
  (Diversified)(a)                              3,752,200      9,191,963
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Diversified)(a)   2,118,000     26,926,866
========================================================================
                                                              79,696,778
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


ITALY-0.84%

Beni Stabili S.p.A. (Office)(a)                 2,211,900   $  2,772,082
------------------------------------------------------------------------
Risanamento S.p.A (Diversified)(a)(c)             404,300      2,801,920
========================================================================
                                                               5,574,002
========================================================================

JAPAN-12.75%

AEON Mall Co., Ltd. (Retail)(a)(b)                 70,400      2,132,406
------------------------------------------------------------------------
Fukuoka REIT Corp. (Diversified)(a)(c)                271      2,255,324
------------------------------------------------------------------------
GOLDCREST Co., Ltd. (Residential)(a)(b)            66,690      3,261,539
------------------------------------------------------------------------
Joint Corp. (Residential)(a)(b)                    44,000      1,202,281
------------------------------------------------------------------------
Kenedix Realty Investment Corp.
  (Diversified)(a)                                    381      2,738,322
------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (Diversified)(a)       850,000     21,601,584
------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Diversified)(a)         799,000     20,920,749
------------------------------------------------------------------------
Nippon Building Fund Inc. (Office)(a)                 462      6,146,472
------------------------------------------------------------------------
Nippon Commercial Investment Corp.
  (Diversified)(a)                                    432      1,865,195
------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc.
  (Office)(a)                                         150      1,389,028
------------------------------------------------------------------------
NTT Urban Development Corp. (Office)(a)(b)          2,199      3,971,741
------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.
  (Diversified)(a)                                359,000     10,668,601
------------------------------------------------------------------------
Tokyo Tatemono Co., Ltd. (Office)(a)              513,000      6,225,818
========================================================================
                                                              84,379,060
========================================================================

NEW ZEALAND-0.29%

Goodman Property Trust (Diversified)            1,730,400      1,885,548
========================================================================

NORWAY-0.60%

Norwegian Property A.S.A. (Office)(a)             330,500      3,957,176
========================================================================

SINGAPORE-2.94%

Capitaland Ltd. (Diversified)(a)(b)             1,568,000      7,648,050
------------------------------------------------------------------------
CapitaMall Trust (Retail)(a)                    1,950,000      4,778,414
------------------------------------------------------------------------
Keppel Land Ltd. (Diversified)(a)                 747,800      4,072,751
------------------------------------------------------------------------
Suntec Real Estate Investment Trust
  (Diversified)(a)                              2,397,000      2,980,962
========================================================================
                                                              19,480,177
========================================================================

SWEDEN-0.79%

Fabege A.B. (Office)(a)(b)                        498,400      5,246,772
========================================================================

UNITED KINGDOM-9.71%

Big Yellow Group PLC (Self Storage)(a)            196,100      1,996,445
------------------------------------------------------------------------
British Land Co. PLC (Diversified)(a)             589,700     14,681,325
------------------------------------------------------------------------
Capital & Regional PLC (Retail)(a)                299,800      5,982,272
------------------------------------------------------------------------
Derwent London PLC (Office)(a)                    265,300      8,891,351
------------------------------------------------------------------------
Land Securities Group PLC (Diversified)(a)        450,000     15,267,859
------------------------------------------------------------------------
Quintain Estates & Development PLC
  (Diversified)(a)                                256,900      4,735,572
------------------------------------------------------------------------
Shaftesbury PLC (Diversified)(a)                  407,100      4,568,264
------------------------------------------------------------------------

AIM Global Real Estate Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

>xUnite Group PLC (Specialty)(a)                  707,400   $  5,071,610
------------------------------------------------------------------------
Workspace Group PLC (Office)(a)                   416,000      3,044,991
========================================================================
                                                              64,239,689
========================================================================
    Total Foreign Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $379,675,806)                          408,090,915
========================================================================

DOMESTIC REAL ESTATE INVESTMENT TRUSTS,
  COMMON STOCKS & OTHER EQUITY
  INTERESTS-35.44%

DIVERSIFIED-1.81%

Vornado Realty Trust(b)                           112,100     11,998,063
========================================================================

HEALTHCARE-2.79%

Health Care Property Investors, Inc.              248,600      6,771,864
------------------------------------------------------------------------
Health Care REIT, Inc.                             82,100      3,013,891
------------------------------------------------------------------------
Ventas, Inc.                                      266,800      8,703,016
========================================================================
                                                              18,488,771
========================================================================

INDUSTRIAL-3.52%

AMB Property Corp.(b)                              93,800      4,997,664
------------------------------------------------------------------------
ProLogis                                          321,000     18,264,900
========================================================================
                                                              23,262,564
========================================================================

LODGING-RESORTS-2.92%

Host Hotels & Resorts Inc.(b)                     644,446     13,610,699
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          90,100      5,672,696
========================================================================
                                                              19,283,395
========================================================================

OFFICE-5.61%

Alexandria Real Estate Equities, Inc.(b)           79,900      6,881,787
------------------------------------------------------------------------
Boston Properties, Inc.                            44,700      4,223,703
------------------------------------------------------------------------
Brandywine Realty Trust(b)                        179,200      4,322,304
------------------------------------------------------------------------
Brookfield Properties Corp.                       166,400      3,765,546
------------------------------------------------------------------------
Douglas Emmett, Inc.                              170,800      3,938,648
------------------------------------------------------------------------
SL Green Realty Corp.                             115,100     13,975,442
========================================================================
                                                              37,107,430
========================================================================

RESIDENTIAL-6.30%

Archstone-Smith Trust(b)                          216,300     12,417,783
------------------------------------------------------------------------
AvalonBay Communities, Inc.                        53,000      5,722,410
------------------------------------------------------------------------
Camden Property Trust(b)                          112,200      6,166,512
------------------------------------------------------------------------
Equity Residential(b)                             233,100      9,279,711
------------------------------------------------------------------------
Essex Property Trust, Inc.(b)                      75,500      8,122,290
========================================================================
                                                              41,708,706
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


RETAIL-10.53%

CBL & Associates Properties, Inc.(b)               70,400   $  2,245,056
------------------------------------------------------------------------
Developers Diversified Realty Corp.               196,400      9,427,200
------------------------------------------------------------------------
Federal Realty Investment Trust(b)                 55,000      4,132,700
------------------------------------------------------------------------
General Growth Properties, Inc.                   274,800     13,184,904
------------------------------------------------------------------------
Kimco Realty Corp.                                201,400      7,518,262
------------------------------------------------------------------------
Macerich Co. (The)(b)                             104,100      7,614,915
------------------------------------------------------------------------
Regency Centers Corp.(b)                          115,800      7,511,946
------------------------------------------------------------------------
Simon Property Group, Inc.(b)                     208,100     18,006,893
========================================================================
                                                              69,641,876
========================================================================

SELF STORAGE-1.44%

Public Storage(b)                                 136,300      9,553,267
========================================================================

SPECIALTY-0.52%

Digital Realty Trust, Inc.                        104,100      3,450,915
========================================================================
    Total Domestic Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $254,370,208)                          234,494,987
========================================================================

MONEY MARKET FUNDS-1.46%

Liquid Assets Portfolio-Institutional
  Class(d)                                      4,842,317      4,842,317
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)        4,842,317      4,842,317
========================================================================
    Total Money Market Funds (Cost
      $9,684,634)                                              9,684,634
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-98.58% (Cost
  $643,730,648)                                              652,270,536
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN MONEY MARKET
  FUNDS-11.47%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  75,891,293     75,891,293
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities on
      loan) (Cost $75,891,293)                                75,891,293
========================================================================
TOTAL INVESTMENTS-110.05% (Cost $719,621,941)                728,161,829
========================================================================
OTHER ASSETS LESS LIABILITIES-(10.05)%                       (66,512,851)
========================================================================
NET ASSETS-100.00%                                          $661,648,978
________________________________________________________________________
========================================================================

Investment Abbreviations:

REIT  -- Real Estate Investment Trust

AIM Global Real Estate Fund

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $386,562,338, which represented 58.42% of the Fund's Net Assets. See Note 1A.
(b) All or a portion of this security was out on loan at July 31, 2007.
(c) Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS:

Investments, at value (Cost $634,046,014)*     $642,585,902
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $85,575,927)                             85,575,927
===========================================================
    Total investments (Cost $719,621,941)       728,161,829
===========================================================
Foreign currencies, at value (Cost $181,075)        165,543
-----------------------------------------------------------
Receivables for:
  Investments sold                               11,451,310
-----------------------------------------------------------
  Fund shares sold                                3,960,732
-----------------------------------------------------------
  Dividends                                       1,257,919
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                7,969
-----------------------------------------------------------
Other assets                                         57,438
===========================================================
    Total assets                                745,062,740
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             514,412
-----------------------------------------------------------
  Fund shares reacquired                          6,411,322
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 14,596
-----------------------------------------------------------
  Collateral upon return of securities loaned    75,891,293
-----------------------------------------------------------
Accrued distribution fees                           263,297
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,593
-----------------------------------------------------------
Accrued transfer agent fees                         193,118
-----------------------------------------------------------
Accrued operating expenses                          124,131
===========================================================
    Total liabilities                            83,413,762
___________________________________________________________
===========================================================
Net assets applicable to shares outstanding    $661,648,978
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $636,476,261
-----------------------------------------------------------
Undistributed net investment income                 739,010
-----------------------------------------------------------
Undistributed net realized gain                  15,895,229
-----------------------------------------------------------
Unrealized appreciation                           8,538,478
===========================================================
                                               $661,648,978
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $481,099,101
___________________________________________________________
===========================================================
Class B                                        $ 53,038,060
___________________________________________________________
===========================================================
Class C                                        $112,613,059
___________________________________________________________
===========================================================
Class R                                        $  3,609,620
___________________________________________________________
===========================================================
Institutional Class                            $ 11,289,138
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          32,342,023
___________________________________________________________
===========================================================
Class B                                           3,569,938
___________________________________________________________
===========================================================
Class C                                           7,578,204
___________________________________________________________
===========================================================
Class R                                             242,714
___________________________________________________________
===========================================================
Institutional Class                                 759,572
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      14.88
-----------------------------------------------------------
  Offering price per share (Net asset value
    of $14.88 divided by 94.50%)               $      15.75
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      14.86
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      14.86
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      14.87
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      14.86
___________________________________________________________
===========================================================

* At July 31, 2007, securities with an aggregate value of $73,188,146 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $1,080,646)    $ 12,553,342
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $15,097)                            847,191
==========================================================================
    Total investment income                                     13,400,533
==========================================================================

EXPENSES:

Advisory fees                                                    4,031,894
--------------------------------------------------------------------------
Administrative services fees                                       164,669
--------------------------------------------------------------------------
Custodian fees                                                     257,136
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          975,799
--------------------------------------------------------------------------
  Class B                                                          470,085
--------------------------------------------------------------------------
  Class C                                                          905,494
--------------------------------------------------------------------------
  Class R                                                           12,791
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             1,103,884
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   956
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           29,462
--------------------------------------------------------------------------
Other                                                              380,582
==========================================================================
    Total expenses                                               8,332,752
==========================================================================
Less: Fees waived and expense offset arrangement(s)                (42,975)
==========================================================================
    Net expenses                                                 8,289,777
==========================================================================
Net investment income                                            5,110,756
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                         27,852,682
--------------------------------------------------------------------------
  Foreign currencies                                              (644,671)
==========================================================================
                                                                27,208,011
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (17,072,784)
--------------------------------------------------------------------------
  Foreign currencies                                               (14,425)
==========================================================================
                                                               (17,087,209)
==========================================================================
Net realized and unrealized gain                                10,120,802
==========================================================================
Net increase in net assets resulting from operations          $ 15,231,558
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2007 and 2006

                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  5,110,756    $  1,393,239
------------------------------------------------------------------------------------------
  Net realized gain                                             27,208,011       1,584,254
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)         (17,087,209)     23,975,156
==========================================================================================
    Net increase in net assets resulting from operations        15,231,558      26,952,649
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (9,305,543)     (1,470,084)
------------------------------------------------------------------------------------------
  Class B                                                         (832,834)       (139,702)
------------------------------------------------------------------------------------------
  Class C                                                       (1,506,671)       (191,554)
------------------------------------------------------------------------------------------
  Class R                                                          (49,490)        (13,424)
------------------------------------------------------------------------------------------
  Institutional Class                                             (384,548)        (62,009)
==========================================================================================
    Total distributions from net investment income             (12,079,086)     (1,876,773)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (3,393,305)        (39,449)
------------------------------------------------------------------------------------------
  Class B                                                         (430,099)         (6,890)
------------------------------------------------------------------------------------------
  Class C                                                         (781,196)         (8,469)
------------------------------------------------------------------------------------------
  Class R                                                          (18,409)           (503)
------------------------------------------------------------------------------------------
  Institutional Class                                             (131,349)           (508)
==========================================================================================
    Total distributions from net realized gains                 (4,754,358)        (55,819)
==========================================================================================
    Decrease in net assets resulting from distributions        (16,833,444)     (1,932,592)
==========================================================================================
Share transactions-net:
  Class A                                                      321,124,417     121,453,355
------------------------------------------------------------------------------------------
  Class B                                                       31,489,983      12,489,929
------------------------------------------------------------------------------------------
  Class C                                                       77,536,060      26,774,931
------------------------------------------------------------------------------------------
  Class R                                                        2,619,705         237,586
------------------------------------------------------------------------------------------
  Institutional Class                                              736,756       8,260,372
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              433,506,921     169,216,173
==========================================================================================
    Net increase in net assets                                 431,905,035     194,236,230
==========================================================================================

NET ASSETS:

  Beginning of year                                            229,743,943      35,507,713
==========================================================================================
  End of year (including undistributed net investment income
    of $739,010 and $(117,395), respectively)                 $661,648,978    $229,743,943
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is high total return through growth of capital and current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Global Real Estate Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

AIM Global Real Estate Fund

     Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L.   RISKS INVOLVED IN INVESTING IN THE FUND -- Single
     Sector/Non-Diversified -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., AIM pays INVESCO Institutional (N.A.), Inc. 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65% and 1.15% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expense during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended July 31, 2007, AIM waived advisory fees of $6,143.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2007, INVESCO did not reimburse any expenses.

AIM Global Real Estate Fund


    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2007, ADI advised the Fund that it retained $431,698 in front-end sales commissions from the sale of Class A shares and $5,675, $63,747, $41,468 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 5,431,618      $131,415,153      $(132,004,454)     $4,842,317      $416,898
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             5,431,618       131,415,153       (132,004,454)      4,842,317       415,196
=================================================================================================
  Subtotal        $10,863,236      $262,830,306      $(264,008,908)     $9,684,634      $832,094
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $        --      $139,130,927      $ (63,239,634)     $75,891,293     $ 15,097
=================================================================================================
  Total
    Investments
    in
    Affiliates    $10,863,236      $401,961,233      $(327,248,542)     $85,575,927     $847,191
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended July 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $36,832.

AIM Global Real Estate Fund

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2007, the Fund paid legal fees of $5,459 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At July 31, 2007, securities with an aggregate value of $73,188,146 were on loan to brokers. The loans were secured by cash collateral of $75,891,293 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended July 31, 2007, the Fund received dividends on cash collateral investments of $15,097 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years July 31, 2007 and 2006 was as follows:

                                                                 2007           2006
---------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $13,882,276    $1,903,252
---------------------------------------------------------------------------------------
  Long-term capital gain                                        2,951,168        29,341
=======================================================================================
  Total distributions                                         $16,833,444    $1,932,593
_______________________________________________________________________________________
=======================================================================================

AIM Global Real Estate Fund


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $ 18,664,180
----------------------------------------------------------------------------
Undistributed long-term gain                                      14,770,729
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- investments         (7,287,561)
----------------------------------------------------------------------------
Temporary book/tax differences                                       (12,676)
----------------------------------------------------------------------------
Post-October currency loss deferral                                 (592,068)
----------------------------------------------------------------------------
Post-October passive foreign investment company
  mark-to-market loss deferral                                      (369,887)
----------------------------------------------------------------------------
Shares of beneficial interest                                    636,476,261
============================================================================
  Total net assets                                              $661,648,978
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and the realization of unrealized gains on passive foreign investment companies. The tax-basis net unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(1,410).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of July 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2007 was $657,639,611 and $236,382,772, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $ 28,747,770
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (36,033,921)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $ (7,286,151)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $735,447,980.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and passive foreign investment company investments, on July 31, 2007, undistributed net investment income was increased by $7,824,735 and undistributed net realized gain was decreased by $7,824,735. This reclassification had no effect on the net assets of the Fund.

AIM Global Real Estate Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                     YEAR ENDED
                                                                    JULY 31, 2007(a)                JULY 31, 2006
                                                              ----------------------------    --------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      29,497,212    $ 468,808,849    10,972,233    $134,558,423
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,202,824       50,131,076     1,267,232      15,377,437
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       6,655,588      105,460,242     2,394,039      29,461,887
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         261,676        4,239,806        20,610         258,359
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             474,454        7,563,537       694,533       9,005,374
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         761,291       11,565,885       111,936       1,360,262
------------------------------------------------------------------------------------------------------------------------
  Class B                                                          75,677        1,140,978        10,641         127,603
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         139,858        2,110,353        14,704         177,453
------------------------------------------------------------------------------------------------------------------------
  Class R                                                           4,419           66,925         1,168          13,915
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              34,074          513,786         5,068          62,446
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         162,616        2,566,913        40,960         517,186
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (162,754)      (2,566,913)      (40,980)       (517,186)
========================================================================================================================
Reacquired:(b)
  Class A                                                     (10,109,187)    (161,817,230)   (1,213,882)    (14,982,516)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,091,851)     (17,215,158)     (201,119)     (2,497,925)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,879,784)     (30,034,535)     (226,378)     (2,864,409)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (105,155)      (1,687,026)       (2,674)        (34,688)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (447,184)      (7,340,567)      (61,064)       (807,448)
========================================================================================================================
                                                               27,473,774    $ 433,506,921    13,787,027    $169,216,173
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 36% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $36,155, $4,379, $8,384, $240 and $1,113 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively for the year ended July 31, 2007, and $11,157, $1,760, $2,411, $125 and $429 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the year ended July 31, 2006.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008 as required.

AIM Global Real Estate Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                CLASS A
                                                              -------------------------------------------
                                                                                          APRIL 29, 2005
                                                                    YEAR ENDED           (DATE OPERATIONS
                                                                     JULY 31,             COMMENCED) TO
                                                              -----------------------        JULY 31,
                                                                2007           2006            2005
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.50       $  10.99        $ 10.08
---------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.18(a)        0.18           0.03
---------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.83           2.57           0.90
=========================================================================================================
    Total from investment operations                              2.01           2.75           0.93
=========================================================================================================
Less distributions:
  Dividends from net investment income                           (0.47)         (0.23)         (0.02)
---------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.16)         (0.01)            --
=========================================================================================================
    Total distributions                                          (0.63)         (0.24)         (0.02)
=========================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00           0.00
=========================================================================================================
Net asset value, end of period                                $  14.88       $  13.50        $ 10.99
_________________________________________________________________________________________________________
=========================================================================================================
Total return(b)                                                  14.88%         25.31%          9.27%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $481,099       $162,427        $23,285
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.36%(c)       1.41%          1.45%(d)
---------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.36%(c)       1.57%          4.22%(d)
=========================================================================================================
Ratio of net investment income to average net assets              1.12%(c)       1.39%          1.36%(d)
_________________________________________________________________________________________________________
=========================================================================================================
Portfolio turnover rate(e)                                          46%            31%             3%
_________________________________________________________________________________________________________
=========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $390,319,728.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Real Estate Fund

                                                                               CLASS B
                                                              -----------------------------------------
                                                                                        APRIL 29, 2005
                                                                   YEAR ENDED          (DATE OPERATIONS
                                                                    JULY 31,            COMMENCED) TO
                                                              ---------------------        JULY 31,
                                                               2007          2006            2005
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 13.49       $ 10.98         $10.08
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.06(a)       0.09           0.01
-------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.83          2.57           0.90
=======================================================================================================
    Total from investment operations                             1.89          2.66           0.91
=======================================================================================================
Less distributions:
  Dividends from net investment income                          (0.36)        (0.14)         (0.01)
-------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.16)        (0.01)            --
=======================================================================================================
    Total distributions                                         (0.52)        (0.15)         (0.01)
=======================================================================================================
Redemption fees added to shares of beneficial interest           0.00          0.00           0.00
=======================================================================================================
Net asset value, end of period                                $ 14.86       $ 13.49         $10.98
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                 14.02%        24.41%          9.06%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $53,038       $20,860         $5,603
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.11%(c)      2.16%          2.15%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.11%(c)      2.32%          4.92%(d)
=======================================================================================================
Ratio of net investment income to average net assets             0.37%(c)      0.64%          0.66%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                         46%           31%             3%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $47,008,454.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Real Estate Fund

                                                                               CLASS C
                                                              ------------------------------------------
                                                                                         APRIL 29, 2005
                                                                    YEAR ENDED          (DATE OPERATIONS
                                                                     JULY 31,            COMMENCED) TO
                                                              ----------------------        JULY 31,
                                                                2007          2006            2005
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  13.50       $ 10.98         $10.08
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.06(a)       0.09           0.01
--------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.82          2.58           0.90
========================================================================================================
    Total from investment operations                              1.88          2.67           0.91
========================================================================================================
Less distributions:
  Dividends from net investment income                           (0.36)        (0.14)         (0.01)
--------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.16)        (0.01)            --
========================================================================================================
    Total distributions                                          (0.52)        (0.15)         (0.01)
========================================================================================================
Redemption fees added to shares of beneficial interest            0.00          0.00           0.00
========================================================================================================
Net asset value, end of period                                $  14.86       $ 13.50         $10.98
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                  13.93%        24.50%          9.06%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $112,613       $35,932         $5,274
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.11%(c)      2.16%          2.15%(d)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.11%(c)      2.32%          4.92%(d)
========================================================================================================
Ratio of net investment income to average net assets              0.37%(c)      0.64%          0.66%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(e)                                          46%           31%             3%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $90,549,432.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Real Estate Fund

                                                                              CLASS R
                                                              ---------------------------------------
                                                                  YEAR ENDED          APRIL 29, 2005
                                                                   JULY 31,          (DATE OPERATIONS
                                                              -------------------     COMMENCED) TO
                                                               2007         2006      JULY 31, 2005
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                          $13.50       $10.99         $10.08
-----------------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                                        0.14(a)      0.15            0.03
-----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)       1.82         2.57            0.90
=====================================================================================================
    Total from investment operations                           1.96         2.72            0.93
=====================================================================================================
Less distributions:

  Dividends from net investment income                        (0.43)       (0.20)          (0.02)
-----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       (0.16)       (0.01)             --
=====================================================================================================
    Total distributions                                       (0.59)       (0.21)          (0.02)
=====================================================================================================
Redemption fees added to shares of beneficial interest         0.00         0.00            0.00
=====================================================================================================

Net asset value, end of period                                $14.87       $13.50         $10.99
_____________________________________________________________________________________________________
=====================================================================================================

  Total return(b)                                             14.52%       25.00%           9.24%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:

Net assets, end of period (000s omitted)                      $3,610       $1,104         $  689
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:

  With fee waivers and/or expense reimbursements               1.61%(c)     1.66%           1.65%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            1.61%(c)     1.82%           4.42%(d)
=====================================================================================================

Ratio of net investment income to average net assets           0.87%(c)     1.14%           1.16%(d)
_____________________________________________________________________________________________________
=====================================================================================================

Portfolio turnover rate(e)                                       46%          31%              3%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,558,236.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ----------------------------------------
                                                                   YEAR ENDED          APRIL 29, 2005
                                                                    JULY 31,          (DATE OPERATIONS
                                                              --------------------     COMMENCED) TO
                                                               2007          2006      JULY 31, 2005
------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                          $ 13.49       $10.99        $ 10.08
------------------------------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                                          0.25(a)     0.23            0.04
------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         1.81        2.54            0.90
======================================================================================================
    Total from investment operations                             2.06        2.77            0.94
======================================================================================================
Less distributions:

  Dividends from net investment income                          (0.53)      (0.26)          (0.03)
------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (0.16)      (0.01)             --
======================================================================================================
    Total distributions                                         (0.69)      (0.27)          (0.03)
======================================================================================================
Redemption fees added to shares of beneficial interest           0.00        0.00            0.00
======================================================================================================

Net asset value, end of period                                $ 14.86       $13.49        $ 10.99
______________________________________________________________________________________________________
======================================================================================================

Total return(b)                                                 15.29%      25.57%           9.33%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:

Net assets, end of period (000s omitted)                      $11,289       $9,422        $   656
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:

  With fee waivers and/or expense reimbursements                 0.91%(c)    1.09%           1.15%(d)
------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.91%(c)    1.10%           3.73%(d)
======================================================================================================

Ratio of net investment income to average net assets             1.57%(c)    1.71%           1.66%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(e)                                         46%         31%              3%
______________________________________________________________________________________________________
======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,604,440.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Real Estate Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES

    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Global Real Estate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities and Shareholders of AIM Global Real Estate Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Global Real Estate Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

September 18, 2007
Houston, Texas

AIM GLOBAL REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments; contingent deferred       account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions, and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period February 1, 2007, through      actual expense ratio and an assumed rate     help you determine the relative total
July 31, 2007.                               of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $902.30                 $6.37        $1,018.10             $ 6.76            1.35%
   B                1,000.00               899.30                  9.89         1,014.38              10.49            2.10
   C                1,000.00               899.30                  9.89         1,014.38              10.49            2.10
   R                1,000.00               901.10                  7.54         1,016.86               8.00            1.60

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 7/31/07

AIM GLOBAL REAL ESTATE FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 7/31/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception (4/29/05)                 22.59%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      1 Year                              15.29    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined                                                MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             For periods ended 6/30/07, most recent       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             calendar quarter-end                         MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             Inception (4/29/05)                 26.07%   800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             1 Year                              24.18
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

                                                A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
==========================================   THE FUND WITHIN 30 DAYS OF PURCHASE.
NASDAQ SYMBOL                        IGREX   EXCEPTIONS TO THE REDEMPTION FEE ARE
==========================================   LISTED IN THE FUND'S PROSPECTUS.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com                 GRE-INS-1            A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period February 1, 2007, through                                                   the table are meant to highlight your
July 31, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO

Institutional      $1,000.00               $904.20                $4.06        $1,020.53             $4.31             0.86%

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMinvestments.com                 GRE-INS-1            A I M Distributors, Inc.

AIM GLOBAL REAL ESTATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     the AIM Funds' proposed management fees      edge of AIM's operations, and concluded
Investment Securities Funds is required      are negotiated during the annual contract    that it was beneficial to maintain the
under the Investment Company Act of 1940     renewal process to ensure that they are      current relationship, in part, because of
to approve annually the renewal of the AIM   negotiated in a manner which is at arms'     such knowledge. The Board also considered
Global Real Estate Fund (the Fund)           length and reasonable. Accordingly, the      the steps that AIM and its affiliates have
investment advisory agreement with A I M     Senior Officer must either supervise a       taken over the last several years to
Advisors, Inc. (AIM). During contract        competitive bidding process or prepare an    improve the quality and efficiency of the
renewal meetings held on June 25-27, 2007,   independent written evaluation. The Senior   services they provide to the Funds in the
the Board as a whole and the disinterested   Officer has recommended that an              areas of investment performance, product
or "independent" Trustees, voting            independent written evaluation be provided   line diversification, distribution, fund
separately, approved the continuance of      and, upon the direction of the Board, has    operations, shareholder services and
the Fund's investment advisory agreement     prepared an independent written              compliance. The Board concluded that the
for another year, effective July 1, 2007.    evaluation.                                  quality and efficiency of the services AIM
In doing so, the Board determined that the                                                and its affiliates provide to the AIM
Fund's advisory agreement is in the best        During the annual contract renewal        Funds in each of these areas have
interests of the Fund and its shareholders   process, the Board considered the factors    generally improved, and support the
and that the compensation to AIM under the   discussed below under the heading "Factors   Board's approval of the continuance of the
Fund's advisory agreement is fair and        and Conclusions and Summary of Independent   Fund's advisory agreement.
reasonable.                                  Written Fee Evaluation" in evaluating the
                                             fairness and reasonableness of the Fund's       B. FUND PERFORMANCE
   The independent Trustees met separately   advisory agreement at the contract renewal
during their evaluation of the Fund's        meetings and at their meetings throughout    The Board noted that the Fund recently
investment advisory agreement with           the year as part of their ongoing            began operations and that only one
independent legal counsel from whom they     oversight of the Fund. The Fund's advisory   calendar year of comparative performance
received independent legal advice, and the   agreement was considered separately,         data was available. The Board compared the
independent Trustees also received           although the Board also considered the       Fund's performance during the past
assistance during their deliberations from   common interests of all of the AIM Funds     calendar year to the performance of funds
the independent Senior Officer, a            in their deliberations. The Board            in the Fund's Lipper peer group that are
full-time officer of the AIM Funds who       comprehensively considered all of the        not managed by AIM, and against the
reports directly to the independent          information provided to them and did not     performance of all funds in the Lipper
Trustees. The following discussion more      identify any particular factor that was      Real Estate Funds Index. The Board also
fully describes the process employed by      controlling. Furthermore, each Trustee may   reviewed the methodology used by Lipper to
the Board to evaluate the performance of     have evaluated the information provided      identify the Fund's peers. The Board noted
the AIM Funds (including the Fund)           differently from one another and             that the Fund's performance was above the
throughout the year and, more                attributed different weight to the various   median performance of its peers for the
specifically, during the annual contract     factors. The Trustees recognized that the    one year period. The Board noted that the
renewal meetings.                            advisory arrangements and resulting          Fund's performance was above the
                                             advisory fees for the Fund and the other     performance of the Index for the one year
THE BOARD'S FUND EVALUATION PROCESS          AIM Funds are the result of years of         period. The Board also considered the
                                             review and negotiation between the           steps AIM has taken over the last several
The Board's Investments Committee has        Trustees and AIM, that the Trustees may      years to improve the quality and
established three Sub-Committees which are   focus to a greater extent on certain         efficiency of the services that AIM
responsible for overseeing the management    aspects of these arrangements in some        provides to the AIM Funds. The Board
of a number of the series portfolios of      years than others, and that the Trustees'    concluded that AIM continues to be
the AIM Funds. This Sub-Committee            deliberations and conclusions in a           responsive to the Board's focus on fund
structure permits the Trustees to focus on   particular year may be based in part on      performance. Although the independent
the performance of the AIM Funds that have   their deliberations and conclusions of       written evaluation of the Fund's Senior
been assigned to them. The Sub-Committees    these same arrangements throughout the       Officer (discussed below) only considered
meet throughout the year to review the       year and in prior years.                     Fund performance through the most recent
performance of their assigned funds, and                                                  calendar year, the Board also reviewed
the Sub-Committees review monthly and        FACTORS AND CONCLUSIONS AND SUMMARY OF       more recent Fund performance and this
quarterly comparative performance            INDEPENDENT WRITTEN FEE EVALUATION           review did not change their conclusions.
information and periodic asset flow data
for their assigned funds. These materials    The discussion below serves as a summary        C. ADVISORY FEES AND FEE WAIVERS
are prepared under the direction and         of the Senior Officer's independent
supervision of the independent Senior        written evaluation, as well as a             The Board compared the Fund's contractual
Officer. Over the course of each year, the   discussion of the material factors and       advisory fee rate to the contractual
Sub-Committees meet with portfolio           related conclusions that formed the basis    advisory fee rates of funds in the Fund's
managers for their assigned funds and        for the Board's approval of the Fund's       Lipper peer group that are not managed by
other members of management and review       advisory agreement and sub-advisory          AIM, at a common asset level and as of the
with these individuals the performance,      agreement. Unless otherwise stated,          end of the past calendar year. The Board
investment objective(s), policies,           information set forth below is as of June    noted that the Fund's advisory fee rate
strategies and limitations of these funds.   27, 2007 and does not reflect any changes    was below the median advisory fee rate of
                                             that may have occurred since that date,      its peers. The Board also reviewed the
   In addition to their meetings             including but not limited to changes to      methodology used by Lipper and noted that
throughout the year, the Sub-Committees      the Fund's performance, advisory fees,       the contractual fee rates shown by Lipper
meet at designated contract renewal          expense limitations and/or fee waivers.      include any applicable long-term
meetings each year to conduct an in-depth                                                 contractual fee waivers. The Board also
review of the performance, fees and          I. INVESTMENT ADVISORY AGREEMENT             compared the Fund's contractual advisory
expenses of their assigned funds. During                                                  fee rate to the contractual advisory fee
the contract renewal process, the Trustees      A. NATURE, EXTENT AND QUALITY OF          rates of other clients of AIM and its
receive comparative performance and fee            SERVICES PROVIDED BY AIM               affiliates with investment strategies
data regarding all the AIM Funds prepared                                                 comparable to those of the Fund, including
by an independent company, Lipper, Inc.,     The Board reviewed the advisory services     three mutual funds advised by AIM, one
under the direction and supervision of the   provided to the Fund by AIM under the        mutual fund sub-advised by an AIM
independent Senior Officer who also          Fund's advisory agreement, the performance   affiliate, and three offshore funds
prepares a separate analysis of this         of AIM in providing these services, and      advised and sub-advised by AIM affiliates.
information for the Trustees. Each           the credentials and experience of the        The Board noted that the Fund's rate was:
Sub-Committee then makes recommendations     officers and employees of AIM who provide    (i) below the rates for two of the mutual
to the Investments Committee regarding the   these services. The Board's review of the    funds and comparable to the rate for the
performance, fees and expenses of their      qualifications of AIM to provide these       third mutual fund; (ii) above the
assigned funds. The Investments Committee    services included the Board's                sub-advisory fee rate for the sub-advised
considers each Sub-Committee's               consideration of AIM's portfolio and         mutual fund, although the advisory fee
recommendations and makes its own            product review process, various back         rate for such sub-advised mutual fund was
recommendations regarding the performance,   office support functions provided by AIM,    comparable to the Fund's; and (iii) below
fees and expenses of the AIM Funds to the    and AIM's equity and fixed income trading    the advisory fee rates for two of the
full Board. Moreover, the Investments        operations. The Board concluded that the     three offshore funds and the same as the
Committee considers each SubCommittee's      nature, extent and quality of the advisory   advisory fee rate for the third such
recommendations in making its annual         services provided to the Fund by AIM were    offshore fund.
recommendation to the Board whether to       appropriate and that AIM currently is
approve the continuance of each AIM Fund's   providing satisfactory advisory services        Additionally, the Board compared the
investment advisory agreement and            in accordance with the terms of the Fund's   Fund's contractual advisory fee rate to
sub-advisory agreement, if applicable        advisory agreement. In addition, based on    the total advisory fees paid by numerous
(advisory agreements), for another year.     their ongoing meetings throughout the year   separately managed accounts/wrap accounts
                                             with the Fund's portfolio managers, the      advised by an AIM affiliate. The Board
   The independent Trustees, as mentioned    Board concluded that these individuals are   noted that the Fund's rate was generally
above, are assisted in their annual          competent and able to continue to carry      above the rates for the separately managed
evaluation of the advisory agreements by     out their responsibilities under the         accounts/wrap accounts. The Board
the independent Senior Officer. One          Fund's advisory agreement.                   considered that management of the
responsibility of the Senior Officer is to                                                separately managed accounts/wrap accounts
manage the process by which                     In determining whether to continue the    by the AIM affiliate involves dif-
                                             Fund's advisory agreement, the Board
                                             considered the prior relationship between
                                             AIM and the Fund, as well as the Board's
                                             knowl-
                                                                                                                         (continued)

AIM GLOBAL REAL ESTATE FUND

ferent levels of services and different      the proposed management fees of the AIM      throughout the year with the Fund's
operational and regulatory requirements      Funds, including the Fund. The Board noted   portfolio managers, the Board concluded
than AIM's management of the Fund. The       that they had relied upon the Senior         that these individuals are competent and
Board concluded that these differences are   Officer's written evaluation instead of a    able to continue to carry out their
appropriately reflected in the fee           competitive bidding process. In              responsibilities under the Fund's
structure for the Fund and the separately    determining whether to continue the Fund's   sub-advisory agreement.
managed accounts/wrap accounts.              advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.        B. FUND PERFORMANCE
   The Board noted that AIM has
contractually agreed to waive fees and/or       G. COLLATERAL BENEFITS TO AIM AND ITS     The Board noted that the Fund recently
limit expenses of the Fund through at              AFFILIATES                             began operations and that only one
least June 30, 2008 in an amount necessary                                                calendar year of comparative performance
to limit total annual operating expenses     The Board considered various other           data was available. The Board compared the
to a specified percentage of average daily   benefits received by AIM and its             Fund's performance during the past
net assets for each class of the Fund. The   affiliates resulting from AIM's              calendar year to the performance of funds
Board considered the contractual nature of   relationship with the Fund, including the    in the Fund's Lipper peer group that are
this fee waiver and noted that it remains    fees received by AIM and its affiliates      not managed by AIM, and against the
in effect until at least June 30, 2008.      for their provision of administrative,       performance of all funds in the Lipper
The Board reviewed the Fund's effective      transfer agency and distribution services    Real Estate Funds Index. The Board also
advisory fee rate, after taking account of   to the Fund. The Board considered the        reviewed the methodology used by Lipper to
this expense limitation, and considered      performance of AIM and its affiliates in     identify the Fund's peers. The Board noted
the effect this expense limitation would     providing these services and the             that the Fund's performance was above the
have on the Fund's estimated total           organizational structure employed by AIM     median performance of its peers for the
expenses. The Board concluded that the       and its affiliates to provide these          one year period. The Board noted that the
levels of fee waivers/expense limitations    services. The Board also considered that     Fund's performance was above the
for the Fund were fair and reasonable.       these services are provided to the Fund      performance of the Index for the one year
                                             pursuant to written contracts which are      period. The Board also considered the
   After taking account of the Fund's        reviewed and approved on an annual basis     steps AIM has taken over the last several
contractual advisory fee rate, as well as    by the Board. The Board concluded that AIM   years to improve the quality and
the comparative advisory fee information     and its affiliates were providing these      efficiency of the services that AIM
and the expense limitation discussed         services in a satisfactory manner and in     provides to the AIM Funds. The Board
above, the Board concluded that the Fund's   accordance with the terms of their           concluded that AIM continues to be
advisory fees were fair and reasonable.      contracts, and were qualified to continue    responsive to the Board's focus on fund
                                             to provide these services to the Fund.       performance. Although the independent
   D. ECONOMIES OF SCALE AND BREAKPOINTS                                                  written evaluation of the Fund's Senior
                                                The Board considered the benefits         Officer (discussed below) only considered
The Board considered the extent to which     realized by AIM as a result of portfolio     Fund performance through the most recent
there are economies of scale in AIM's        brokerage transactions executed through      calendar year, the Board also reviewed
provision of advisory services to the        "soft dollar" arrangements. Under these      more recent Fund performance and this
Fund. The Board also considered whether      arrangements, portfolio brokerage            review did not change their conclusions.
the Fund benefits from such economies of     commissions paid by the Fund and/or other
scale through contractual breakpoints in     funds advised by AIM are used to pay for        C. SUB-ADVISORY FEES
the Fund's advisory fee schedule or          research and execution services. The Board
through advisory fee waivers or expense      noted that soft dollar arrangements shift    The Board compared the Fund's contractual
limitations. The Board noted that the        the payment obligation for the research      sub-advisory fee rate to the sub-advisory
Fund's contractual advisory fee schedule     and executions services from AIM to the      fees paid by other sub-advisory clients of
includes seven breakpoints and that the      funds and therefore may reduce AIM's         the Sub-Advisor with investment strategies
level of the Fund's advisory fees, as a      expenses. The Board also noted that          comparable to those of the Fund, including
percentage of the Fund's net assets, has     research obtained through soft dollar        three mutual funds sub-advised by the
decreased as net assets increased because    arrangements may be used by AIM in making    Sub-Advisor and three offshore funds
of the breakpoints. Based on this            investment decisions for the Fund and may    sub-advised by the Sub-Advisor. The Board
information, the Board concluded that the    therefore benefit Fund shareholders. The     noted that the Fund's sub-advisory fee
Fund's advisory fees appropriately reflect   Board concluded that AIM's soft dollar       rate was: (i) the same as or comparable to
economies of scale at current asset          arrangements were appropriate. The Board     the sub-advisory fee rates for two of the
levels. The Board also noted that the Fund   also concluded that, based on their review   mutual funds and below the sub-advisory
shares directly in economies of scale        and representations made by AIM, these       fee rate for the third mutual fund; and
through lower fees charged by third party    arrangements were consistent with            (ii) below the sub-advisory fee rates for
service providers based on the combined      regulatory requirements.                     two of the offshore funds and the same as
size of all of the AIM Funds and                                                          the sub-advisory fee rate for the third
affiliates.                                     The Board considered the fact that the    offshore fund. Additionally, the Board
                                             Fund's uninvested cash and cash collateral   compared the Fund's contractual
   E. PROFITABILITY AND FINANCIAL            from any securities lending arrangements     sub-advisory fee rate to the total
      RESOURCES OF AIM                       may be invested in money market funds        advisory fees paid by numerous separately
                                             advised by AIM pursuant to procedures        managed accounts/wrap accounts sub-advised
The Board reviewed information from AIM      approved by the Board. The Board noted       by the Sub-Advisor with investment
concerning the costs of the advisory and     that AIM will receive advisory fees from     strategies comparable to those of the
other services that AIM and its affiliates   these affiliated money market funds          Fund. The Board noted that the Fund's
provide to the Fund and the profitability    attributable to such investments, although   sub-advisory fee rate was generally
of AIM and its affiliates in providing       AIM has contractually agreed to waive the    comparable to the rates for the separately
these services. The Board also reviewed      advisory fees payable by the Fund with       managed accounts/wrap accounts. The Board
information concerning the financial         respect to its investment of uninvested      considered the services to be provided by
condition of AIM and its affiliates. The     cash in these affiliated money market        the Sub-Advisor pursuant to the Fund's
Board also reviewed with AIM the             funds through at least June 30, 2008. The    sub-advisory agreement and the services to
methodology used to prepare the              Board considered the contractual nature of   be provided by AIM pursuant to the Fund's
profitability information. The Board         this fee waiver and noted that it remains    advisory agreement, as well as the
considered the overall profitability of      in effect until at least June 30, 2008.      allocation of fees between AIM and the
AIM, as well as the profitability of AIM     The Board concluded that the Fund's          Sub-Advisor pursuant to the sub-advisory
in connection with managing the Fund. The    investment of uninvested cash and cash       agreement. The Board noted that the
Board noted that AIM continues to operate    collateral from any securities lending       sub-advisory fees have no direct effect on
at a net profit, although increased          arrangements in the affiliated money         the Fund or its shareholders, as they are
expenses in recent years have reduced the    market funds is in the best interests of     paid by AIM to the Sub-Advisor, and that
profitability of AIM and its affiliates.     the Fund and its shareholders.               AIM and the Sub-Advisor are affiliates.
The Board concluded that the Fund's                                                       After taking account of the Fund's
advisory fees were fair and reasonable,      II. SUB-ADVISORY AGREEMENT                   contractual sub-advisory fee rate, as well
and that the level of profits realized by                                                 as the comparative sub-advisory fee
AIM and its affiliates from providing           A. NATURE, EXTENT AND QUALITY OF          information and the expense limitation
services to the Fund was not excessive in          SERVICES PROVIDED BY THE SUB-ADVISOR   discussed above, the Board concluded that
light of the nature, quality and extent of                                                the Fund's sub-advisory fees were fair and
the services provided. The Board             The Board reviewed the services provided     reasonable.
considered whether AIM is financially        by INVESCO Institutional (N.A.), Inc. (the
sound and has the resources necessary to     Sub-Advisor) under the Fund's sub-advisory      D. FINANCIAL RESOURCES OF THE
perform its obligations under the Fund's     agreement, the performance of the                  SUB-ADVISOR
advisory agreement, and concluded that AIM   Sub-Advisor in providing these services,
has the financial resources necessary to     and the credentials and experience of the    The Board considered whether the
fulfill these obligations.                   officers and employees of the Sub-Advisor    Sub-Advisor is financially sound and has
                                             who provide these services. The Board        the resources necessary to perform its
   F. INDEPENDENT WRITTEN EVALUATION OF      concluded that the nature, extent and        obligations under the Fund's sub-advisory
      THE FUND'S SENIOR OFFICER              quality of the services provided by the      agreement, and concluded that the
                                             Sub-Advisor were appropriate and that the    Sub-Advisor has the financial resources
The Board noted that, upon their             Sub-Advisor currently is providing           necessary to fulfill these obligations.
direction, the Senior Officer of the Fund,   satisfactory services in accordance with
who is independent of AIM and AIM's          the terms of the Fund's sub-advisory
affiliates, had prepared an independent      agreement. In addition, based on their
written evaluation to assist the Board in    ongoing meetings
determining the reasonableness of

AIM Global Real Estate Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year--end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Long-Term Capital Gain Dividends                $2,951,168
         Qualified Dividend Income*                            4.17%
         Corporate Dividends Received Deduction*                  0%




       * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Short-Term Gains                       $1,803,189
         Qualified Interest Income**                            2.17%




       ** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2006, January 31, 2007, April 30, 2007 and July 31, 2007 were 56.91%, 59.70%, 62.94%, and 64.41%, respectively.

AIM Global Real Estate Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); CompuDyne
                                             Corporation (provider of products and
                                             services to the public security market);
                                             and Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1990       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Global Real Estate Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director, Vice
                                             President and General Counsel, Fund
                                             Management Company; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President and General Counsel, Liberty
                                             Financial Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Chief Investment Officer
                                             and Executive Vice President, AIM Funds
                                             Management Inc. d/b/a AIM Trimark
                                             Investments; Senior Vice President and
                                             Head of Equity Investments, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark--
                                             Formerly: Director, Trimark Trust and
                                             A I M Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., INVESCO
                                             Private Capital Investments, Inc.
                                             (holding company), INVESCO Private
                                             Capital, Inc. (registered investment
                                             advisor) and INVESCO Senior Secured
                                             Management, Inc. (registered investment
                                             advisor); and Vice President, A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management
                                             Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      Institutional
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    (NA) Inc.
                              Houston, TX 77046-1173   Suite 100                Suite 2900               INVESCO
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Alternatives
                                                                                                         Group
                                                                                                         Division
                                                                                                         Three
                                                                                                         Galleria
                                                                                                         Tower,
                                                                                                         Suite
                                                                                                         500
                                                                                                         13155
                                                                                                         Noel
                                                                                                         Road
                                                                                                         Dallas,
                                                                                                         TX
                                                                                                         75240-5042

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-3801
                              New York, NY 10036-2714

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund     FUND HOLDINGS AND PROXY VOTING INFORMATION
and account information via e-mail. Once your
quarterly statements, tax forms, fund reports,      The Fund provides a complete list of its holdings four times in each fiscal
and prospectuses are available, we will send you    year, at the quarter-ends. For the second and fourth quarters, the lists appear
an e-mail notification containing links to these    in the Fund's semiannual and annual reports to shareholders. For the first and
documents. For security purposes, you will need     third quarters, the Fund files the lists with the Securities and Exchange
to log in to your account to view your statements   Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
and tax forms.                                      available at AIMinvestments.com. From our home page, click on Products &
                                                    Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
WHY SIGN UP?                                        drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
Register for eDelivery to:                          Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
o  save your Fund the cost of printing and          Reference Room, including information about duplicating fee charges, by calling
   postage.                                         202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and
o  reduce the amount of paper you receive.          033-39519.

o  gain access to your documents faster by not      A description of the policies and procedures that the Fund uses to determine how
   waiting for the mail.                            to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM
o  view your documents online anytime at your       Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
   convenience.                                     Funds Proxy Policy. The information is also available on the SEC Web site,
                                                    sec.gov.
o  save the documents to your personal computer
   or print them out for your records.              Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web
HOW DO I SIGN UP?                                   site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
It's easy. Just follow these simple steps:          drop-down menu. The information is also available on the SEC Web site, sec.gov.

1. Log in to your account.                          If used after October 20, 2007, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
2. Click on the "Service Center" tab.               recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
3. Select "Register for eDelivery" and complete
   the consent process.                             GRE-AR-1                    A I M Distributors, Inc.

This AIM service is provided by AIM Investment                                                               [AIM INVESTMENTS LOGO]
Services, Inc.                                                                                              --REGISTERED TRADEMARK--

                               AIM HIGH YIELD FUND
                  Annual Report to Shareholders o July 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Taxable Noninvestment Grade

Table of Contents

Letters To Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule Of Investments ..................    9
Financial Statements .....................   18
Notes to Financial Statements ............   21
Financial Highlights .....................   29
Auditor's Report .........................   33
Fund Expenses ............................   34
Approval of Advisory Agreement ...........   35
Tax Information ..........................   37
Trustees and Officers ....................   38

[AIM INVESTMENT SOLUTIONS]

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-- REGISTERED TRADEMARK --

AIM HIGH YIELD FUND

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
                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review, and what factors affected its
    [TAYLOR                                  performance. The following pages contain important information that answers questions
    PHOTO]                                   you may have about your investment.

                                                Despite a significant, albeit short-lived, stock market sell-off in late February
   Philip Taylor                             and early March--and a more severe stock market decline that began in July--major stock market indexes in the United States and abroad generally performed well for the 12 months ended July 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on
                                             Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money as easily, the economy tends to slow.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o  Domestic, global and international equity funds

                                             o  Taxable and tax-exempt fixed-income funds

                                             o  Allocation portfolios, with risk/return characteristics to match your needs

                                             o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and
                                                PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             In conclusion

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming
                                             AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at
                                             800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in
                                             us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.
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                                        2

AIM HIGH YIELD FUND

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                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board
    [CROCKETT                                has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's
    PHOTO]                                   parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED
                                             TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has
   Bruce L. Crockett                         retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.
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                                        3
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AIM HIGH YIELD FUND

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MANAGEMENT'S DISCUSSION                                                                   the market to find securities that are
OF FUND PERFORMANCE                                                                       attractively valued.
=======================================================================================
PERFORMANCE SUMMARY                                                                          We consider selling a bond when:

For the fiscal year ended July 31, 2007, Class A shares of AIM High Yield Fund,           o It becomes fully valued.
excluding applicable sales charges, outperformed the Fund's broad market and
style-specific indexes.(1) As low quality bonds (CCC- and below rated) outperformed       o Overall market and economic trends
higher quality issues (BB- and B-rated) within the high yield market, the Fund's          indicate that sector emphasis should be
strategy of underweighting BB-rated bonds and slightly overweighting lower quality        changed.
securities benefited the Fund's performance relative to its style-specific
benchmark.(2) In addition, high yield bonds outperformed investment grade debt issues     o Fundamentals, such as credit quality
over the year.(1) As a result, the fund outperformed its broad market index.              ratings, deteriorate for an individual
                                                                                          issuer or a sector.
   Your Fund's long-term performance appears later in this report.
                                                                                          o An unanticipated change occurs involving
FUND VS. INDEXES                                                                          an individual issuer or a sector.

Total returns, 7/31/06-7/31/07, excluding applicable sales charges. If sales charges      MARKET CONDITIONS AND YOUR FUND
were included, returns would be lower.
                                                                                          The U.S. economy strengthened in the
Class A Shares                                                                    6.78%   second quarter of 2007 with gross domestic
Class B Shares                                                                    5.99    product (GDP) expanding at a 4.0% annual
Class C Shares                                                                    6.24    rate, the highest level in the last five
Investors Class Shares                                                            7.06    quarters.(3) Growth was driven by exports,
Lehman Brothers U.S. Aggregate Bond Index(1) (Broad Market Index)                 5.58    government spending, business investment
Lehman Brothers U.S. Corporate High Yield Index(1) (Style-Specific Index)         6.56    and commercial construction. Despite
Lipper High Current Yield Bond Funds Index(1) (Peer Group Index)                  6.78    stronger than expected economic growth
                                                                                          during the second quarter, real GDP growth
SOURCES: (1) LIPPER INC.; (2) LEHMAN BROTHERS INC.                                        over the previous four quarters slowed to
                                                                                          a more moderate rate.(3) By the end of
=======================================================================================   July, core inflation, as measured by the
                                                                                          Consumer Price Index (CPI) excluding food
HOW WE INVEST                                                                             and energy, slipped to a 2.2% annualized
                                             down approach takes into account overall     rate, raising hopes that overall inflation
Your Fund invests primarily in lower-rated   economic and market trends. Our bottom-up    could ease in the next few months.(4)
credit quality corporate bonds. Our          efforts evaluate individual bond issuers
investment discipline focuses on providing   as well as industry sectors.                    Wrapping up a two-day meeting on June
attractive current income for shareholders                                                28, 2007, the U.S. Federal Reserve Board
and consistent performance within a             In conducting our analysis, our team      (the Fed) reinterated its belief that
framework designed to control volatility.    uses input from various sources including    inflation still remained the greatest
Additionally, we seek growth of              company financial statements, rating         threat to the economy. As a result, the
shareholders' principal without exposure     agencies, news services, Wall Street fixed   Fed unanimously decided to hold the
to undue risk.                               income and equity analysts, economists,      federal funds target rate at 5.25%, where
                                             company management meetings and internally   it has been since June 2006.(5)
     Our security selection process          generated credit analysis. Finally, we
utilizes both top-down and bottom-up         evaluate securities across                      During the second quarter of 2007, the
research. Our top                                                                         market for high yield bonds deteriorated.
                                                                                          A large number of new issues to finance
                                                                                          more

                                                                                                                         (continued)

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 FIXED INCOME ISSUERS*

By credit quality

AAA                                   1.0%   1. Broadcasting & Cable TV            7.5%    1. Ford Motor Credit Co. LLC        2.6%

BBB                                   0.6    2. Consumer Finance                   4.9     2. General Motors
                                                                                               Acceptance Corp. LLC            1.9
BB                                   28.3    3. Oil & Gas Exploration &
                                                 Production                        4.4     3. Freescale Semiconductor Inc.     1.8
B                                    55.9
                                             4. Semiconductors                     4.0     4. NRG Energy,Inc                   1.8
CCC                                  10.1
                                             5. Auto Parts & Equipment             3.7     5. HCA,Inc                          1.8
CC                                    0.2
                                                                                           6. General Motors Corp.             1.4
NR                                    0.2    Total Net Assets          $816.75 million
                                                                                           7. Targeted Return Index
Equity                                2.0    Total Number of Holdings*             251         Securities Trust                1.4

Cash                                  0.8                                                  8. Kansas City Southern de Mexico
                                                                                               (Mexico)                        1.3
The Fund's holdings are subject to change, and there is no assurance that the Fund will
continue to hold any particular security.                                                  9. Level 3 Financing Inc.           1.2

                                                                                          10. Novelis Inc. (Canada)            1.2

*    Excluding money market fund holdings.
==========================================   ==========================================   ==========================================
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                                        4
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AIM HIGH YIELD FUND

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
highly leveraged transactions encountered       In the media/cable sector, our position   THE VIEWS AND OPINIONS EXPRESSED IN
investor resistance because these bonds      in ADELPHIA COMMUNICATIONS had a positive    MANAGEMENT'S DISCUSSION OF FUND
generally offered fewer safeguards for       impact on performance. Two companies         PERFORMANCE ARE THOSE OF A I M ADVISORS,
potential buyers. Consequently, yield        bought Adelphia following the conclusion     INC. THESE VIEWS AND OPINIONS ARE SUBJECT
spreads, the difference in the yields of     of a bankruptcy case. The Fund continued     TO CHANGE AT ANY TIME BASED ON FACTORS
bonds of the same maturity but different     to own interests in potential future         SUCH AS MARKET AND ECONOMIC CONDITIONS.
credit qualities, widened, and bond prices   litigation settlements involving             THESE VIEWS AND OPINIONS MAY NOT BE RELIED
adjusted downward.(6) July saw significant   Adelphia's bank and auditor.                 UPON AS INVESTMENT ADVICE OR
additional spread widening and downward                                                   RECOMMENDATIONS, OR AS AN OFFER FOR A
price movement as sub-prime lending credit      The Fund's position in GOODYEAR, the      PARTICULAR SECURITY. THE INFORMATION IS
concerns and housing sector weakness         world's largest tire maker, was also a       NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
affected other asset classes, including      positive contributor to performance. The     ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
equities, investment grade bonds, bank       market responded positively to the           THE FUND. STATEMENTS OF FACT ARE FROM
loans and high yield bonds.                  company's announcements concerning a labor   SOURCES CONSIDERED RELIABLE, BUT A I M
                                             settlement, plans to repay debt and a        ADVISORS, INC. MAKES NO REPRESENTATION OR
   Fundamentals generally remained a         ratings upgrade.                             WARRANTY AS TO THEIR COMPLETENESS OR
bright spot within the U.S. high yield                                                    ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
market, which benefited from historically       Another strong performer was General      IS NO GUARANTEE OF FUTURE RESULTS, THESE
low default rates.(7) The Lehman Brothers    NUTRITION CENTERS (GNC), a well-known        INSIGHTS MAY HELP YOU UNDERSTAND OUR
U.S. Corporate High Yield Index              global retailer specializing in              INVESTMENT MANAGEMENT PHILOSOPHY.
outperformed investment-grade bonds, as      nutritional supplements, including
measured by the Lehman Brothers U.S.         vitamins, minerals and herbs. The Fund's        See important Fund and index
Aggregate Bond Index. Despite relatively     position in GNC benefited from the              disclosures later in this report.
strong performance over the fiscal year,     company's acquisition by two private
speculative-grade bonds stumbled in June     investment groups. We subsequently sold                 Peter Ehret
and July of 2007, recording negative         this holding.                                [EHRET     Chartered Financial Analyst,
returns for both months.(6) The                                                           PHOTO]     senior portfolio manager,is
deteriorating U.S. housing market,              Also, during the period, the Fund                    co-lead manager of AIM High
worsened by interest-rate hikes which led    received a litigation settlement payment                Yield Fund. Mr. Ehret
to a record number of subprime mortgages     from a lawsuit associated with a             joined AIM in 2001. He graduated cum laude
becoming delinquent, negatively affected     previously held bond issue, which            with a B.S. in economics from the
financial markets.                           positively affected performance.             University of Minnesota. He also earned an
                                                                                          M.S. in real estate appraisal and
   For the year, lower quality issues,          While the portfolio remained              investment analysis from the University of
rated CCC and lower, generally               well-diversified across industries and       Wisconsin-Madison.
outperformed higher quality debt             securities, some of the Fund's holdings
instruments. However, the June and July      delivered weaker performance. LINENS 'N                 Carolyn Gibbs
market decline had a negative impact on      THINGS was a detractor from performance      [GIBBS     Chartered Financial Analyst,
returns of lower quality bonds. The global   for the year. The company is one of the      PHOTO]     senior portfolio manager,is
speculative-grade bond default rate was      largest home goods chains and sells                     co-lead manager of AIM High
less than 2% for the 12 month period--very   bedding, towels, housewares and other home              Yield Fund. Ms. Gibbs
low by historical standards--as corporate    accessories. The second quarter of 2007      has been in the investment business since
credit conditions remained strong despite    was difficult for Linens 'N Things as        1983 and joined AIM in 1992. She graduated
the slowing economy.                         housing market pressures took a toll on      magna cum laude from Texas Christian
                                             home goods sales.                            University,where she earned a B.A. in
   During the period, we maintained our                                                   English. She also earned an M.B.A. in
focus on the B-rated segment of the high        FREESCALE SEMICONDUCTOR, which makes      finance from The Wharton School at the
yield market; that is the middle-quality     chips used in cell phones and cars, also     University of Pennsylvania.
tier and the broadest part of the market.    had a negative impact on returns. The
We were less focused on the BB-rated         Austin, Texas-based company is the primary              Darren Hughes
category, which is the highest quality       supplier of mobile phone chips for           [HUGHES    Chartered Financial Analyst,
segment of the high yield market. The        Motorola (not a Fund holding), its former    PHOTO]     portfolio manager, is manager
lower yield and structure of BB-rated        parent company. Freescale's sales have                  of AIM High Yield Fund.
bonds generally makes them more              been hurt recently by Motorola's continued              He joined AIM in 1992.
susceptible to price declines if             cell phone sales problems.                   Mr. Hughes earned a B.B.A. in finance and
U.S.Treasury securities also decrease in                                                  economics from Baylor University.
value. In addition, relative to the Fund's      Finally, ASSOCIATED MATERIALS, a maker
style-specific benchmark, we held a          and distributor of building products for     Assisted by the Taxable High Yield Team
neutral position in the lowest credit        the home repair and remodeling markets,
quality tier (CCC rated and below), as we    detracted from performance late in the
saw fewer opportunities in this high yield   year. A slowdown in the U.S. housing
credit sector.                               market lowered demand for building
                                             materials, decreasing profit margins of
   Among industry categories in the high     the company.
yield market, media/cable and wireless
were among the best performing segments         We thank you for your continued
during the year, while home construction     participation in AIM High Yield Fund.
was the worst.
                                             Sources: (3)Bureau of Economic Analysis;
                                             (4)Bureau of Labor Statistics; (5)U.S.
                                             Federal Reserve Board; (6)Lehman Brothers
                                             Inc.; (7)Moody's
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                                        5


AIM HIGH YIELD FUND

YOUR FUND'S LONG-TERM PERFORMANCE

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Past performance cannot guarantee               This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable sales   effective than other types of charts in
charges, Fund expenses and management        illustrating changes in value during the
fees. Performance of an index of funds       early years shown in the chart. The
reflects fund expenses and management        vertical axis, the one that indicates the
fees; performance of a market index does     dollar value of an investment, is
not. Performance shown in the chart and      constructed with each segment representing
table(s) does not reflect deduction of       a percent change in the value of the
taxes a shareholder would pay on Fund        investment. In this chart, each segment
distributions or sale of Fund shares.        represents a doubling, or 100% change, in
Performance of the indexes does not          the value of the investment. In other
reflect the effects of taxes.                words, the space between $5,000 and
                                             $10,000 is the same size as the space
                                             between $10,000 and $20,000.
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                                        6
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
====================================================================================================================================

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
Index data 6/30/78, Fund data from 7/11/78

                                                 LIPPER
                AIM        LEHMAN BROTHERS    HIGH CURRENT
          HIGH YIELD FUND   U.S. AGGREGATE     YIELD BOND
  DATE    -CLASS A SHARES   BOND INDEX(1)    FUNDS INDEX(1)

6/30/78                        $ 10000          $ 10000         1/84        16518             16519            18207
   7/78       $ 9581             10114            10177         2/84        16518             16435            17981
   8/78         9783             10274            10459         3/84        16366             16251            17857
   9/78         9896             10270            10497         4/84        16196             16218            17530
  10/78         9354             10125             9995         5/84        15798             15712            16957
  11/78         9421             10224            10085         6/84        15967             15913            17165
  12/78         9362             10126            10018         7/84        16228             16630            17413
   1/79         9800             10315            10414         8/84        16598             16909            17869
   2/79         9851             10272            10406         9/84        16975             17311            18387
   3/79        10031             10378            10618        10/84        17466             18045            18865
   4/79        10134             10361            10698        11/84        17721             18368            18944
   5/79        10126             10555            10704        12/84        17772             18637            18929
   6/79        10205             10785            10855         1/85        18414             19062            19643
   7/79        10303             10790            10969         2/85        18504             18671            19700
   8/79        10446             10762            11113         3/85        18615             19052            19869
   9/79        10203             10650            10931         4/85        19023             19446            20137
  10/79         9254             10003            10137         5/85        19894             20463            20941
  11/79         9680             10295            10454         6/85        20065             20680            21211
  12/79         9670             10323            10520         7/85        20159             20608            21357
   1/80         9518             10008            10391         8/85        20399             20995            21656
   2/80         8937              9415             9868         9/85        20642             21121            21758
   3/80         8736              9423             9555        10/85        20803             21564            21939
   4/80         9562             10492            10389        11/85        21180             22082            22373
   5/80        10131             10987            11017        12/85        21946             22758            23051
   6/80        10316             11194            11318         1/86        22201             22885            23205
   7/80        10085             10963            11158         2/86        23049             23787            24011
   8/80         9841             10570            10938         3/86        23549             24527            24517
   9/80         9778             10459            10861         4/86        23987             24657            24868
  10/80         9849             10339            10981         5/86        24364             24186            25166
  11/80         9827             10319            11028         6/86        24637             24819            25353
  12/80         9767             10601            10945         7/86        24543             25040            24993
   1/81         9819             10606            11006         8/86        24796             25664            25310
   2/81         9712             10405            10923         9/86        25029             25410            25358
   3/81        10050             10652            11250        10/86        25569             25778            25949
   4/81         9760             10272            10989        11/86        25592             26139            26001
   5/81         9988             10641            11215        12/86        25449             26238            26102
   6/81        10190             10616            11440         1/87        26246             26608            27029
   7/81         9948             10412            11151         2/87        26660             26792            27542
   8/81         9642             10192            10901         3/87        26906             26671            27807
   9/81         9369             10185            10527         4/87        26308             25941            27301
  10/81         9605             10781            10906         5/87        26158             25839            27156
  11/81        10923             11699            12062         6/87        26587             26196            27520
  12/81        10459             11262            11663         7/87        26664             26175            27594
   1/82        10312             11332            11538         8/87        26896             26034            27840
   2/82        10352             11553            11619         9/87        26036             25479            27077
   3/82        10390             11700            11669        10/87        25117             26386            25742
   4/82        10783             12028            11992        11/87        25880             26597            26277
   5/82        11033             12223            12270        12/87        26227             26959            26606
   6/82        10872             12031            12097         1/88        27145             27908            27513
   7/82        11211             12548            12447         2/88        27881             28240            28319
   8/82        12174             13233            13397         3/88        28039             27975            28220
   9/82        12536             13769            13777         4/88        28255             27824            28406
  10/82        13154             14499            14514         5/88        28391             27637            28497
  11/82        13550             14641            14945         6/88        29038             28303            29113
  12/82        13782             14935            15211         7/88        29407             28156            29392
   1/83        14319             14961            15712         8/88        29401             28229            29369
   2/83        14806             15390            16276         9/88        29775             28867            29663
   3/83        15311             15430            16767        10/88        30183             29410            30036
   4/83        15943             15861            17394        11/88        30237             29054            30045
   5/83        15698             15653            17351        12/88        30530             29086            30217
   6/83        15574             15670            17386         1/89        31040             29505            30742
   7/83        15511             15300            17186         2/89        31223             29292            30865
   8/83        15513             15407            17251         3/89        31067             29418            30760
   9/83        15767             15916            17577         4/89        31101             30033            30674
  10/83        16007             15973            17626         5/89        31705             30823            31091
  11/83        16170             16155            17799         6/89        32250             31760            31592
  12/83        16186             16186            17731         7/89        32379             32437            31583
                                                                8/89        32508             31957            31541

====================================================================================================================================

                                                         SOURCE: (1) LIPPER INC.

====================================================================================================================================

                                [MOUNTAIN CHART]

   9/89        31979             32120            30964         7/96        67964             56526            61532
  10/89        31243             32910            29911         8/96        69153             56430            62523
  11/89        31074             33222            29699         9/96        71076             57412            64155
  12/89        30885             33312            29378        10/96        71616             58687            64463
   1/90        30011             32916            28500        11/96        73048             59690            65572
   2/90        29242             33021            27753        12/96        74414             59135            66378
   3/90        29634             33044            28072         1/97        75352             59318            67035
   4/90        29705             32740            28092         2/97        76520             59467            68161
   5/90        30614             33709            28733         3/97        74561             58807            66682
   6/90        31309             34248            29333         4/97        74673             59689            67249
   7/90        32014             34721            29964         5/97        76644             60256            69031
   8/90        30442             34256            28654         6/97        77847             60973            70212
   9/90        28268             34540            27098         7/97        79770             62619            72086
  10/90        27197             34979            25941         8/97        80201             62087            72252
  11/90        27823             35731            26022         9/97        82310             63000            74001
  12/90        28098             36288            26113        10/97        82261             63913            73712
   1/91        28458             36738            26489        11/97        82944             64207            74250
   2/91        30509             37051            28611        12/97        83732             64856            75126
   3/91        32133             37299            30213         1/98        85247             65686            76584
   4/91        33807             37709            31482         2/98        85861             65633            77304
   5/91        33840             37928            31680         3/98        86900             65856            78424
   6/91        34879             37909            32443         4/98        87100             66199            78668
   7/91        35968             38436            33517         5/98        87048             66828            78581
   8/91        36856             39266            34174         6/98        86569             67396            78723
   9/91        37578             40063            34803         7/98        86863             67537            79258
  10/91        39134             40508            36035         8/98        80826             68638            73218
  11/91        39651             40880            36345         9/98        78765             70244            72779
  12/91        40047             42095            36618        10/98        76245             69872            71127
   1/92        42022             41522            38232        11/98        79927             70270            75302
   2/92        42896             41792            39215        12/98        79464             70481            75069
   3/92        43552             41558            39933         1/99        80409             70981            76427
   4/92        43844             41857            40216         2/99        80265             69739            76122
   5/92        44229             42648            40795         3/99        81404             70123            77461
   6/92        44619             43237            41224         4/99        83114             70347            79468
   7/92        45538             44119            41920         5/99        81651             69728            77958
   8/92        46175             44564            42436         6/99        81218             69505            77966
   9/92        46877             45095            42856         7/99        81543             69206            77989
  10/92        45879             44495            42115         8/99        80328             69172            77201
  11/92        46691             44513            42793         9/99        79300             69974            76599
  12/92        47391             45212            43345        10/99        78459             70233            76377
   1/93        48732             46080            44593        11/99        79981             70226            77721
   2/93        49522             46886            45436        12/99        81117             69889            78654
   3/93        50527             47083            46358         1/00        80752             69658            78269
   4/93        50972             47413            46706         2/00        81907             70501            78824
   5/93        51680             47474            47453         3/00        78663             71432            77461
   6/93        52926             48333            48583         4/00        76736             71224            77120
   7/93        53503             48609            49039         5/00        74795             71189            75747
   8/93        53765             49460            49378         6/00        75789             72670            77148
   9/93        53813             49593            49486         7/00        75426             73331            77287
  10/93        55002             49777            50709         8/00        74415             74394            77689
  11/93        55382             49354            51124         9/00        71758             74863            76547
  12/93        56119             49620            51953        10/00        66441             75357            73929
   1/94        57785             50290            53262        11/00        61511             76593            69804
   2/94        57889             49415            53171        12/00        61806             78017            71012
   3/94        56014             48194            51401         1/01        66745             79297            75720
   4/94        55437             47809            50655         2/01        66791             79987            75962
   5/94        55487             47804            50802         3/01        63312             80387            73440
   6/94        55598             47699            50716         4/01        62216             80049            72478
   7/94        55064             48648            50614         5/01        62621             80529            73261
   8/94        55295             48706            50660         6/01        60360             80835            71107
   9/94        55649             47990            50701         7/01        60360             82646            71526
  10/94        55760             47947            50701         8/01        60976             83596            71841
  11/94        55147             47842            49920         9/01        56640             84575            66769
  12/94        55169             48172            50045        10/01        57892             86342            68298
   1/95        55781             49126            50495        11/01        60156             85151            70470
   2/95        57644             50295            52015        12/01        59590             84606            70280
   3/95        58140             50602            52488         1/02        59662             85291            70448
   4/95        59594             51310            53811         2/02        57347             86118            69201
   5/95        60803             53296            55032         3/02        58534             84689            70572
   6/95        60925             53685            55258         4/02        58669             86332            71313
   7/95        62022             53567            56396         5/02        57730             87066            70599
   8/95        61817             54215            56520         6/02        53337             87814            66625
   9/95        62602             54741            57170         7/02        51230             88877            64439
  10/95        63328             55452            57599         8/02        51450             90379            65548
  11/95        63525             56284            57887         9/02        50560             91843            64637
  12/95        64465             57072            58756        10/02        49766             91421            64229
   1/96        65554             57449            59907        11/02        52658             91393            67929
   2/96        66374             56449            60512        12/02        53411             93285            68588
   3/96        66161             56054            60258         1/03        54896             93369            70104
   4/96        66889             55740            60746         2/03        55609             94657            71043
   5/96        67551             55629            61214         3/03        57066             94582            72819
   6/96        67794             56374            61251         4/03        60290             95367            76395

====================================================================================================================================

====================================================================================================================================

                                [MOUNTAIN CHART]

   5/03      61128               97140            77304
   8/03      62871               96946            79383
   7/03      62537               93689            78772
   8/03      63269               94307            79828
   3/03      64800               96806            81767
  10/03      66446               95906            83599
  11/03      67689               96136            84569
  12/03      69543               97117            86666
   2/04      71275               97894            88053
   2/04      70940               98951            87877
   3/04      70897               99693            88210
   4/04      71018               97101            88008
   5/04      69519               96713            86643
   6/04      70618               97264            87856
   7/04      71070               98227            88559
   8/04      72349              100103            90003
   9/04      73449              100373            91254
  10/04      74712              101216            92878
  11/04      75945              100407            94197
  12/04      77130              101330            95619
   1/05      76960              101969            95380
   2/05      78337              101367            96840
   3/05      76175              100850            94273
   4/05      75261              102212            93170
   5/05      76593              103316            94661
   6/05      77934              103884            96185
   7/05      79282              102938            97676
   8/05      79552              104256            98145
   9/05      78756              103182            97507
  10/05      77606              102367            96707
  11/05      78227              102817            97588
  12/05      79033              103794            98485
   1/06      80021              103805            99756
   2/06      80837              104147           100594
   3/06      81104              103127           101006
   4/06      81566              102941           101592
   5/06      81289              102828           101368
   6/06      80825              103044           100801
   7/06      81480              104435           101567
   8/06      82710              106033           102948
   9/06      83562              106966           104091
  10/06      84832              107672           105600
  11/06      86300              108921           107427
  12/06      87776              108289           108512
   1/07      88689              108246           109673
   2/07      89806              109913           111099
   3/07      90147              109913           111455
   4/07      91454              110506           112993
   5/07      91976              109666           113953
   6/07      90302              109337           112107
   7/07      86984              110273           108425

====================================================================================================================================

AIM HIGH YIELD FUND

YOUR FUND'S LONG-TERM PERFORMANCE
==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                    THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO
As of 7/31/07,including applicable sales     As of 6/30/07,the most recent calendar       DIFFERENT SALES CHARGE STRUCTURES AND
charges                                      quarter-end,including applicable sales       CLASS EXPENSES.
                                             charges
CLASS A SHARES                                                                               A REDEMPTION FEE OF 2% WILL BE IMPOSED
Inception (7/11/78)                  7.73%   CLASS A SHARES                               ON CETAIN REDEMPTIONS OR EXCHANGES OUT OF
10 Years                             0.38    Inception (7/11/78)                  7.89%   THE FUND WITHIN 30 DAYS OF PURCHASE.
 5 Years                            10.07    10 Years                             1.00    EXCEPTIIONS TO THE REDEMPTION FEE ARE
 1 Year                              1.61     5 Years                            10.05    LISTED IN THE FUND'S PROSPECTUS.
                                              1 Year                              6.54
CLASS B SHARES
Inception (9/1/93)                   3.06%   CLASS B SHARES
10 Years                             0.26    Inception (9/1/93)                   3.35%
 5 Years                            10.07    10 Years                             0.88
 1 Year                              1.02     5 Years                            10.05
                                              1 Year                              6.14
CLASS C SHARES
Inception (8/4/97)                   0.11%   CLASS C SHARES
 5 Years                            10.37    Inception (8/4/97)                   0.50%
 1 Year                              5.24     5 Years                            10.30
                                              1 Year                             10.17
INVESTOR CLASS SHARES
10 Years                             0.90%   INVESTOR CLASS SHARES
 5 Years                            11.24    10 Years                             1.52%
 1 Year                              7.06     5 Years                            11.17
                                              1 Year                             12.01

==========================================   =========================================
INVESTOR CLASS SHARES' INCEPTION DATE IS
SEPTEMBER 30,2003. RETURNS SINCE THAT DATE      THE TOTAL ANNUAL FUND OPERATING EXPENSE
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    RATIO SET FORTH IN THE MOST RECENT FUND
ARE BLENDED RETURNS OF HISTORICAL INVESTOR   PROSPECTUS AS OF THE DATE OF THIS REPORT
CLASS SHARE PERFORMANCE AND RESTATED CLASS   FOR CLASS A, CLASS B,CLASS C AND INVESTOR
A SHARE PERFORMANCE (FOR PERIODS PRIOR TO    CLASS SHARES WAS 1.16%,1.91%,1.91% AND
THE INCEPTION DATE OF INVESTOR CLASS         1.14%, RESPECTIVELY. THE EXPENSE RATIOS
SHARES) AT NET ASSET VALUE,WHICH RESTATED    PRESENTED ABOVE MAY VARY FROM THE EXPENSE
PERFORMANCE WILL REFLECT THE HIGHER RULE     RATIOS PRESENTED IN OTHER SECTIONS OF THIS
12B-1 FEES APPLICABLE TO CLASS A SHARES      REPORT THAT ARE BASED ON EXPENSES INCURRED
FOR THE PERIOD USING BLENDED RETURNS.        DURING THE PERIOD COVERED BY THIS REPORT.
CLASS A SHARES' INCEPTION DATE IS JULY 11,
1978.                                           CLASS A SHARE PERFORMANCE REFLECTS THE
                                             MAXIMUM 4.75% SALES CHARGE, AND CLASS B
   THE PERFORMANCE DATA QUOTED REPRESENT     AND CLASS C SHARE PERFORMANCE REFLECTS THE
PAST PERFORMANCE AND CANNOT GUARANTEE        APPLICABLE CONTINGENT DEFERRED SALES
COMPARABLE FUTURE RESULTS; CURRENT           CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CDSC ON CLASS B SHARES DECLINES FROM 5%
VISIT AIMINVESTMENTS.COM FOR THE MOST        BEGINNING AT THE TIME OF PURCHASE TO 0% AT
RECENT MONTH-END PERFORMANCE. PERFORMANCE    THE BEGINNING OF THE SEVENTH YEAR. THE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
CHANGES IN NET ASSET VALUE AND THE EFFECT    YEAR AFTER PURCHASE. INVESTOR CLASS SHARES
OF THE MAXIMUM SALES CHARGE UNLESS           DO NOT HAVE A FRONT-END SALES CHARGE OR A    ==========================================
OTHERWISE STATED. INVESTMENT RETURN AND      CDSC; THEREFORE,PERFORMANCE IS AT NET        FOR A DISCUSSION OF THE RISKS OF INVESTING
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   ASSET VALUE.                                 IN YOUR FUND AND INDEXES USED IN THIS
MAY HAVE A GAIN OR LOSS WHEN YOU SELL                                                     REPORT, PLEASE TURN THE PAGE.
SHARES.                                                                                   ==========================================

AIM HIGH YIELD FUND

AIM HIGH YIELD FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of July 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          dollar. Transaction costs are often          o The LIPPER HIGH CURRENT YIELD BOND FUNDS
                                             higher, and there may be delays in           INDEX is an equally weighted
o Class B shares are not available as an     settlement procedures.                       representation of the largest funds in the
investment for retirement plans maintained                                                Lipper High Current Yield Bond Funds
pursuant to Section 401 of the Internal      o Interest rate risk refers to the risk      category. These funds have no credit
Revenue Code, including 401(k) plans,        that bond prices generally fall as           rating restriction, but tend to invest in
money purchase pension plans and profit      interest rates rise; conversely, bond        fixed-income securities with lower credit
sharing plans. Plans that had existing       prices generally rise as interest rates      ratings.
accounts invested in Class B shares prior    fall.
to September 30, 2003, will continue to be                                                o The Fund is not managed to track the
allowed to make additional purchases.        o The Fund may invest in lower quality       performance of any particular index,
                                             debt securities, commonly known as "junk     including the indexes defined here, and
o Investor Class shares are closed to most   bonds." Compared to higher quality debt      consequently, the performance of the Fund
investors. For more information on who may   securities, junk bonds involve greater       may deviate significantly from the
continue to invest in Investor Class         risk of default or price changes due to      performance of the indexes.
shares, please see the prospectus.           changes in credit quality of the issuer
                                             because they are generally unsecured and     o A direct investment cannot be made in an
PRINCIPAL RISKS OF INVESTING IN THE FUND     may be subordinated to other creditors'      index. Unless otherwise indicated, index
                                             claims. Credit ratings on junk bonds do      results include reinvested dividends, and
o Portfolio turnover is greater than most    not necessarily reflect their actual         they do not reflect sales charges.
funds, which may affect the Fund's           market risk.                                 Performance of an index of funds reflects
performance due to higher brokerage                                                       fund expenses; performance of a market
commissions. Active trading may also         o There is no guarantee that the             index does not.
increase short-term gains and losses,        investment techniques and risk analyses
which may also result in taxable gain        used by the Fund's portfolio managers will   OTHER INFORMATION
distributions to the Fund's shareholders.    produce the desired results.
                                                                                          o The Chartered Financial Analyst
o Credit risk is the risk of loss on an      o The prices of securities held by the       --REGISTERED TRADEMARK-- (CFA --REGISTERED
investment due to the deterioration of an    Fund may decline in response to market       TRADEMARK--) designation is a globally
issuer's financial health. Such a            risks.                                       recognized standard for measuring the
deterioration of financial health may                                                     competence and integrity of investment
result in a reduction of the credit rating   o Reinvestment risk is the risk that a       professionals.
of the issuer's securities and may lead to   bond's cash flows will be reinvested at an
the issuer's inability to honor its          interest rate below that on the original     o The returns shown in the management's
contractual obligations, including making    bond.                                        discussion of Fund performance are based
timely payment of interest and principal.                                                 on net asset values calculated for
                                             ABOUT INDEXES USED IN THIS REPORT            shareholder transactions. Generally
o Foreign securities have additional                                                      accepted accounting principles require
risks, including exchange rate changes,      o The LEHMAN BROTHERS U.S. AGGREGATE BOND    adjustments to be made to the net assets
political and economic upheaval, the         INDEX covers U.S. investment-grade           of the Fund at period end for financial
relative lack of information, relatively     fixed-rate bonds with components for         reporting purposes, and as such, the net
low market liquidity, and the potential      government and corporate securities,         asset values for shareholder transactions
lack of strict financial and accounting      mortgage pass-throughs, and asset-backed     and the returns based on those net asset
controls and standards.                      securities.                                  values may differ from the net asset
                                                                                          values and returns reported in the
o Investing in developing countries can      o The LEHMAN BROTHERS U.S. CORPORATE HIGH    Financial Highlights.
add additional risk, such as high rates of   YIELD INDEX covers the universe of fixed
inflation or sharply devalued currencies     rate, non-investment grade debt.             o Industry classifications used in this
against the U.S.                             Pay-in-kind bonds, Eurobonds, and debt       report are generally according to the
                                             issues from countries designated as          Global Industry Classification Standard,
                                             emerging markets are excluded, but           which was developed by and is the
                                             Canadian and global bonds (SEC registered)   exclusive property and a service mark of
                                             of issuers in non-emerging countries are     Morgan Stanley Capital International Inc.
                                             included.                                    and Standard & Poor's.

=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS,WHICH CONTAINS MORE COMPLETE INFORMATION,INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class A Shares                       AMHYX
=======================================================================================   Class B Shares                       AHYBX
                                                                                          Class C Shares                       AHYCX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Investor Class Shares                HYINX

                                                                                          ==========================================
AIMINVESTMENTS.COM

AIM High Yield Fund

SCHEDULE OF INVESTMENTS

July 31, 2007


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
BONDS & NOTES-93.57%

AEROSPACE & DEFENSE-2.12%

DRS Technologies, Inc.,
  Sr. Unsec. Conv. Putable Notes,
  2.00%, 02/01/26 (Acquired 01/30/06; Cost
  $1,875,000)(a)(b)                            $ 1,875,000   $   1,964,062
--------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  6.63%, 02/01/16(a)                             2,815,000       2,674,250
--------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co., LLC/
  Hawker Beechcraft Notes Co.,
  Sr. Notes,
  8.50%, 04/01/15 (Acquired
  03/16/07-04/11/07; Cost $1,447,075)(a)(b)      1,405,000       1,387,438
--------------------------------------------------------------------------
  Sr. Sub. Notes,
  9.75%, 04/01/17 (Acquired
  03/16/07-06/28/07; Cost
  $4,049,563)(a)(b)(c)                           3,870,000       3,850,650
--------------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Global Notes,
  6.75%, 02/01/15(a)                             7,860,000       7,427,700
==========================================================================
                                                                17,304,100
==========================================================================

AIRLINES-0.71%

Continental Airlines Inc., Unsec. Unsub.
  Notes, 8.75%, 12/01/11(a)(c)                   2,810,000       2,736,237
--------------------------------------------------------------------------
Delta Air Lines Inc.-Series 2002-1, Class C,
  Pass Through Ctfs., 7.78%, 01/02/12(a)         2,086,842       2,089,450
--------------------------------------------------------------------------
United AirLines, Inc.-Class B, Gtd. Pass
  Through Ctfs., 7.34%, 07/02/19 (Acquired
  06/19/07; Cost $ 935,000)(a)(b)(c)               935,000         936,169
==========================================================================
                                                                 5,761,856
==========================================================================

ALTERNATIVE CARRIERS-1.20%

Level 3 Financing Inc.,
  Sr. Floating Rate Notes,
  9.15%, 02/15/15 (Acquired 02/09/07; Cost
  $930,000)(a)(b)(d)                               930,000         885,825
--------------------------------------------------------------------------
  Sr. Notes,
  8.75%, 02/15/17 (Acquired
  06/27/07-07/20/07; Cost $2,626,475)(a)(b)      2,710,000       2,506,750
--------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes,
  9.25%, 11/01/14(a)                             6,645,000       6,412,425
==========================================================================
                                                                 9,805,000
==========================================================================

ALUMINUM-2.28%

Aleris International, Inc., Sr. PIK Notes,
  9.00%, 12/15/14 (Acquired
  01/17/07-07/17/07; Cost $5,717,900)(a)(b)      5,590,000       5,310,500
--------------------------------------------------------------------------
Century Aluminum Co., Sr. Unsec. Gtd. Global
  Notes, 7.50%, 08/15/14(a)                      3,550,000       3,523,375
--------------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global
  Notes, 7.25%, 02/15/15(a)(c)                   9,625,250       9,769,629
==========================================================================
                                                                18,603,504
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


APPAREL RETAIL-0.74%

Payless ShoeSource, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 08/01/13(a)        $ 6,065,000   $   6,034,675
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.46%

American Achievement Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 04/01/12(a)          2,795,000       2,767,050
--------------------------------------------------------------------------
Broder Brothers Co.-Series B, Sr. Unsec. Gtd.
  Global Notes, 11.25%, 10/15/10(a)(c)           6,151,000       5,920,337
--------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub. Global
  Notes, 8.88%, 04/01/16(a)(c)                   4,670,000       4,570,763
--------------------------------------------------------------------------
Perry Ellis International, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  09/15/13(a)                                    3,705,000       3,667,950
--------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13(a)                                    3,025,000       3,195,156
==========================================================================
                                                                20,121,256
==========================================================================

AUTO PARTS & EQUIPMENT-3.66%

American Axle & Manufacturing Inc., Sr.
  Unsec. Gtd. Notes, 7.88%, 03/01/17(a)          4,885,000       4,457,562
--------------------------------------------------------------------------
Cooper-Standard Automotive Inc., Sr. Unsec.
  Gtd. Global Notes, 7.00%, 12/15/12(a)(c)       3,735,000       3,417,525
--------------------------------------------------------------------------
Lear Corp.,-Series B,
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/13(a)                             2,795,000       2,613,325
--------------------------------------------------------------------------
  8.75%, 12/01/16(a)                             3,740,000       3,459,500
--------------------------------------------------------------------------
Tenneco Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.63%, 11/15/14(a)(c)                   2,815,000       2,786,850
--------------------------------------------------------------------------
TRW Automotive Inc., Sr. Unsec. Gtd. Notes,
  7.25%, 03/15/17 (Acquired
  03/14/07-07/18/07; Cost $7,143,433)(a)(b)      7,465,000       6,606,525
--------------------------------------------------------------------------
Visteon Corp.,
  Sr. Unsec. Global Notes,
  8.25%, 08/01/10(a)(c)                          2,325,000       2,069,250
--------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.00%, 03/10/14(a)                             5,595,000       4,448,025
==========================================================================
                                                                29,858,562
==========================================================================

AUTOMOBILE MANUFACTURERS-1.76%

Ford Motor Co., Unsec. Global Notes, 7.45%,
  07/16/31(a)(c)                                 3,725,000       2,877,562
--------------------------------------------------------------------------
General Motors Corp.,
  Global Notes,
  7.20%, 01/15/11(a)(c)                          5,605,000       5,100,550
--------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Deb.,
  8.38%, 07/15/33(a)(c)                          7,630,000       6,371,050
==========================================================================
                                                                14,349,162
==========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

BROADCASTING & CABLE TV-6.38%

CanWest MediaWorks Inc. (Canada), Sr. Unsec.
  Gtd. Sub. Notes, 8.00%, 09/15/12(a)          $   145,750   $     140,649
--------------------------------------------------------------------------
CCH I Holdings LLC,
  Sr. Unsec. Gtd. Unsub. Global Notes,
  11.13%, 01/15/14(a)                            7,660,000       7,123,800
--------------------------------------------------------------------------
  12.13%, 01/15/15(a)(e)                         1,875,000       1,828,125
--------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings Capital
  Corp., Sr. Sec. Gtd. Global Notes, 11.00%,
  10/01/15(a)                                    5,700,000       5,721,375
--------------------------------------------------------------------------
Clear Channel Communications Inc., Sr. Notes,
  5.50%, 09/15/14(a)(c)                          3,735,000       2,959,838
--------------------------------------------------------------------------
CSC Holdings, Inc.-Series B, Sr. Unsec.
  Notes, 7.63%, 04/01/11(a)                      6,510,000       6,314,700
--------------------------------------------------------------------------
Echostar DBS Corp.,
  Sr. Unsec. Gtd. Global Notes,
  7.00%, 10/01/13(a)                             1,865,000       1,797,394
--------------------------------------------------------------------------
  6.63%, 10/01/14(a)                             3,715,000       3,468,881
--------------------------------------------------------------------------
  7.13%, 02/01/16(a)(c)                          2,795,000       2,651,756
--------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Unsec. Gtd. Global Notes, 9.50%,
  04/15/14(a)                                    1,880,000       1,898,800
--------------------------------------------------------------------------
Mediacom Broadband LLC/Corp.,
  Sr. Notes,
  8.50%, 10/15/15 (Acquired 09/28/06; Cost
  $1,851,013)(a)(b)                              1,865,000       1,809,050
--------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  8.50%, 10/15/15(a)(c)                          2,780,000       2,696,600
--------------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes,
  8.75%, 09/01/12 (Acquired
  08/13/04-05/09/06; Cost $8,499,763)(a)(b)      8,255,000       8,420,100
--------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 03/15/12(a)            59              60
--------------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Unsec. Gtd.
  Global Notes, 6.88%, 01/15/14(a)               3,715,000       3,566,400
--------------------------------------------------------------------------
Virgin Media Finance PLC, Sr. Unsec. Gtd.
  Global Notes, 8.75%, 04/15/14(a)               1,652,000       1,693,300
==========================================================================
                                                                52,090,828
==========================================================================

BUILDING PRODUCTS-1.16%

Associated Materials Inc., Sr. Unsec. Disc.
  Global Notes, 11.25%, 03/01/14(a)(c)(e)       10,430,000       6,518,750
--------------------------------------------------------------------------
Building Materials Corp. of America, Sr. Sec.
  Gtd. Global Notes, 7.75%, 08/01/14(a)(c)       1,435,000       1,259,212
--------------------------------------------------------------------------
Goodman Global Holdings Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.88%, 12/15/12(a)          1,750,000       1,723,750
==========================================================================
                                                                 9,501,712
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


CASINOS & GAMING-2.99%

Great Canadian Gaming Corp. (Canada), Sr.
  Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15
  (Acquired 02/07/07-03/21/07; Cost
  $2,811,656)(a)(b)                            $ 2,790,000   $   2,727,225
--------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.00%, 03/01/14(a)          8,155,000       7,400,662
--------------------------------------------------------------------------
MGM Mirage,
  Sr. Gtd. Notes,
  7.50%, 06/01/16(a)                             1,800,000       1,671,750
--------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  6.63%, 07/15/15(a)                             4,630,000       4,091,762
--------------------------------------------------------------------------
Station Casinos, Inc.,
  Sr. Unsec. Global Notes,
  6.00%, 04/01/12(a)                             4,985,000       4,555,044
--------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.75%, 08/15/16(a)                             1,865,000       1,750,769
--------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes,
  6.63%, 03/15/18(a)                             2,810,000       2,258,538
==========================================================================
                                                                24,455,750
==========================================================================

COAL & CONSUMABLE FUELS-0.52%

James River Coal Co., Sr. Unsec. Gtd. Notes,
  9.38%, 06/01/12(a)(c)                          1,925,000       1,583,313
--------------------------------------------------------------------------
Massey Energy Co., Sr. Unsec. Gtd. Global
  Notes, 6.63%, 11/15/10(a)                      2,800,000       2,639,000
==========================================================================
                                                                 4,222,313
==========================================================================

COMMERCIAL PRINTING-0.75%

Quebecor World Capital Corp. (Canada), Sr.
  Notes, 8.75%, 03/15/16 (Acquired
  12/06/06-04/05/07; Cost $4,126,375)(a)(b)      4,180,000       3,856,050
--------------------------------------------------------------------------
Quebecor World Inc. (Canada), Sr. Notes,
  9.75%, 01/15/15 (Acquired 06/29/07; Cost
  $2,381,700)(a)(b)                              2,335,000       2,264,950
==========================================================================
                                                                 6,121,000
==========================================================================

COMMODITY CHEMICALS-0.42%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08(a)                               92,138          95,824
--------------------------------------------------------------------------
Koppers Holdings Inc., Sr. Unsec. Sub. Disc.
  Global Notes, 9.88%, 11/15/14(a)(e)            3,905,000       3,338,775
==========================================================================
                                                                 3,434,599
==========================================================================

COMMUNICATIONS EQUIPMENT-0.23%

MasTec, Inc., Sr. Unsec. Gtd. Global Notes,
  7.63%, 02/01/17(a)                               930,000         936,975
--------------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group
  Inc., Sr. Global Notes, 9.00%, 04/15/12(a)       955,000         955,000
==========================================================================
                                                                 1,891,975
==========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING-0.34%

Great Lakes Dredge & Dock Corp., Sr. Unsec.
  Gtd. Sub. Global Notes, 7.75%, 12/15/13(a)   $ 2,890,000   $   2,774,400
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.89%

Esco Corp., Sr. Notes, 8.63%, 12/15/13
  (Acquired 12/13/06; Cost $963,900)(a)(b)         945,000         930,825
--------------------------------------------------------------------------
Titan International, Inc., Sr. Unsec. Gtd.
  Global Notes, 8.00%, 01/15/12(a)               4,675,000       4,704,219
--------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13(a)                             1,670,000       1,644,950
==========================================================================
                                                                 7,279,994
==========================================================================

CONSTRUCTION MATERIALS-0.93%

U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.38%, 04/01/14(a)(c)            7,900,000       7,584,000
==========================================================================

CONSUMER ELECTRONICS-0.56%

NXP BV/NXP Funding LLC (Netherlands), Sr.
  Unsec. Gtd. Unsub. Global Notes, 9.50%,
  10/15/15(a)(c)                                 5,200,000       4,543,500
==========================================================================

CONSUMER FINANCE-4.94%

Ford Motor Credit Co. LLC,
  Sr. Notes,
  9.88%, 08/10/11(a)                             1,865,000       1,897,451
--------------------------------------------------------------------------
  Sr. Unsec. Notes,
  8.63%, 11/01/10(a)                             7,455,000       7,399,908
--------------------------------------------------------------------------
  8.00%, 12/15/16(a)(c)                          1,875,000       1,748,606
--------------------------------------------------------------------------
  Unsub. Global Notes,
  7.00%, 10/01/13(a)                            11,145,000      10,096,144
--------------------------------------------------------------------------
General Motors Acceptance Corp. LLC,
  Global Bonds,
  8.00%, 11/01/31(a)(c)                         10,225,000       9,585,937
--------------------------------------------------------------------------
  Global Notes,
  6.75%, 12/01/14(a)(c)                          6,770,000       6,154,201
--------------------------------------------------------------------------
KAR Holdings Inc., Sr. Notes, 8.75%, 05/01/14
  (Acquired 04/13/07-07/13/07; Cost
  $3,678,900)(a)(b)                              3,735,000       3,436,200
==========================================================================
                                                                40,318,447
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.00%

Sungard Data Systems Inc., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 08/15/13(a)                  40,000          40,400
==========================================================================

DISTILLERS & VINTNERS-0.22%

Constellation Brands, Inc., Sr. Notes, 7.25%,
  05/15/17 (Acquired 05/09/07; Cost
  $1,860,000)(a)(b)                              1,860,000       1,755,375
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


DIVERSIFIED CHEMICALS-0.78%

Ineos Group Holdings PLC (United Kingdom),
  Sr. Unsec. Sub. Notes, 8.50%, 02/15/16
  (Acquired 06/13/07-07/16/07; Cost
  $4,537,850)(a)(b)(c)                         $ 4,650,000   $   4,278,000
--------------------------------------------------------------------------
Innophos Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/15/14(a)                      2,115,000       2,130,863
==========================================================================
                                                                 6,408,863
==========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.82%

Aramark Corp., Sr. Notes, 8.50%, 02/01/15
  (Acquired 01/17/07; Cost
  $1,860,000)(a)(b)(c)                           1,860,000       1,755,375
--------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13(a)                      4,685,000       4,591,300
--------------------------------------------------------------------------
Mobile Services Group Inc., Sr. Notes, 9.75%,
  08/01/14 (Acquired 07/20/06; Cost
  $935,000)(a)(b)                                  935,000         963,050
--------------------------------------------------------------------------
Travelport LLC,
  Sr. Unsec. Gtd. Global Notes,
  9.88%, 09/01/14(a)                             5,585,000       5,585,000
--------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 09/01/16(a)                            1,860,000       1,897,200
==========================================================================
                                                                14,791,925
==========================================================================

DIVERSIFIED METALS & MINING-0.48%

Freeport-McMoRan Copper & Gold Inc.,
  Sr. Unsec. Notes,
  8.25%, 04/01/15(a)                             1,395,000       1,464,750
--------------------------------------------------------------------------
  8.38%, 04/01/17(a)                             2,330,000       2,469,800
==========================================================================
                                                                 3,934,550
==========================================================================

DRUG RETAIL-0.31%

Rite Aid Corp.,
  Sr. Sec. Gtd. Unsub. Notes,
  7.50%, 03/01/17(a)                               930,000         841,650
--------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Notes,
  9.50%, 06/15/17 (Acquired 07/20/07; Cost
  $1,739,100)(a)(b)                              1,870,000       1,664,300
==========================================================================
                                                                 2,505,950
==========================================================================

ELECTRIC UTILITIES-2.35%

Edison Mission Energy, Sr. Unsec. Global
  Notes, 7.75%, 06/15/16(a)                      2,825,000       2,690,813
--------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14(a)                                    2,755,155       2,789,220
--------------------------------------------------------------------------
Mirant North America, LLC, Sr. Unsec. Gtd.
  Global Notes, 7.38%, 12/31/13(a)               2,790,000       2,783,025
--------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Gtd. Notes,
  6.75%, 12/15/14(a)                             6,897,000       6,836,651
--------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr. Sec.
  Notes, 7.00%, 06/30/21 (Acquired
  12/12/06-05/21/07; Cost $4,211,377)(a)(b)      4,152,640       4,111,113
==========================================================================
                                                                19,210,822
==========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-0.35%

Baldor Electric Co., Sr. Unsec. Gtd. Notes,
  8.63%, 02/15/17(a)                           $ 2,800,000   $   2,884,000
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.51%

Sanmina-SCI Corp., Unsec. Gtd. Sub. Global
  Notes, 6.75%, 03/01/13(a)(c)                   4,805,000       4,156,325
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.22%

Allied Waste North America, Inc.-Series B,
  Sr. Sec. Gtd. Global Notes, 7.13%,
  05/15/16(a)(c)                                 1,865,000       1,771,750
==========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.34%

Mosaic Co. (The), Sr. Notes,
  7.38%, 12/01/14 (Acquired 11/16/06; Cost
  $1,865,000)(a)(b)                              1,865,000       1,862,669
--------------------------------------------------------------------------
  7.63%, 12/01/16 (Acquired 11/16/06; Cost
  $935,000)(a)(b)                                  935,000         943,181
==========================================================================
                                                                 2,805,850
==========================================================================

FOOD RETAIL-0.00%

Delhaize America, Inc., Sr. Unsec. Gtd.
  Global Deb., 8.13%, 04/15/11(a)                      250             262
==========================================================================

FOREST PRODUCTS-0.57%

Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13(a)    5,575,000       4,683,000
==========================================================================

GAS UTILITIES-0.23%

SEMCO Energy, Inc., Sr. Global Notes, 7.75%,
  05/15/13(a)                                    1,890,000       1,880,550
==========================================================================

GENERAL MERCHANDISE STORES-0.48%

Pantry, Inc. (The), Sr. Gtd. Sub. Global
  Notes, 7.75%, 02/15/14(a)                      4,125,000       3,908,438
==========================================================================

HEALTH CARE EQUIPMENT-0.17%

Viant Holdings Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.13%, 07/15/17 (Acquired 06/25/07;
  Cost $1,500,860)(a)(b)(f)                      1,486,000       1,426,560
==========================================================================

HEALTH CARE FACILITIES-3.05%

Community Health Systems Inc., Sr. Notes,
  8.88%, 07/15/15 (Acquired
  06/27/07-07/30/07; Cost $4,256,522)(a)(b)      4,350,000       4,263,000
--------------------------------------------------------------------------
HCA, Inc.,
  Sr. Sec. Notes,
  9.13%, 11/15/14 (Acquired
  11/09/06-01/05/07; Cost $1,415,075)(a)(b)      1,355,000       1,344,838
--------------------------------------------------------------------------
  9.25%, 11/15/16 (Acquired
  11/09/06-07/31/07; Cost $9,757,713)(a)(b)      9,335,000       9,311,662
--------------------------------------------------------------------------
  Sr. Unsec. Bonds,
  7.50%, 11/06/33(a)                             2,815,000       2,195,700
--------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

HEALTH CARE FACILITIES-(CONTINUED)

  Sr. Unsec. Global Notes,
  6.38%, 01/15/15(a)                           $ 1,875,000   $   1,441,406
--------------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Unsec. Notes,
  6.38%, 12/01/11(a)                             7,410,000       6,317,025
--------------------------------------------------------------------------
  7.38%, 02/01/13(a)                                40,000          33,200
--------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Sub. Notes,
  7.00%, 11/15/13(a)                                   750             788
==========================================================================
                                                                24,907,619
==========================================================================

HEALTH CARE SERVICES-1.44%

FMC Finance III SA, Sr. Notes, 6.88%,
  07/15/17 (Acquired 06/26/07; Cost
  $3,413,319)(a)(b)                              3,475,000       3,277,828
--------------------------------------------------------------------------
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Notes,
  6.88%, 12/15/15(a)                             1,875,000       1,720,312
--------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub. Global
  Notes, 9.88%, 03/15/15(a)                        930,000         897,450
--------------------------------------------------------------------------
Universal Hospital Services Inc., Sr. Sec.
  PIK Bonds, 8.50%, 06/01/15 (Acquired
  05/22/07; Cost $930,000)(a)(b)                   930,000         864,900
--------------------------------------------------------------------------
US Oncology, Inc., Sr. Unsec. Gtd. Global
  Notes, 9.00%, 08/15/12(a)                      4,975,000       4,999,875
==========================================================================
                                                                11,760,365
==========================================================================

HOMEBUILDING-0.38%

TOUSA, Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.00%, 07/01/10(a)(c)                            935,000         755,013
--------------------------------------------------------------------------
  9.00%, 07/01/10(a)                             2,875,000       2,321,562
==========================================================================
                                                                 3,076,575
==========================================================================

HOMEFURNISHING RETAIL-0.16%

Rent-A-Center Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 7.50%, 05/01/10(a)          1,395,000       1,342,688
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.90%

NCL Corp., Sr. Unsec. Unsub. Global Notes,
  10.63%, 07/15/14(a)                            7,935,000       7,339,875
==========================================================================

HOUSEWARES & SPECIALTIES-0.21%

Yankee Acquisition Corp.-Series B, Sr. Gtd.
  Sub. Notes, 8.50%, 02/15/15(a)                 1,865,000       1,734,450
==========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-3.65%

AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                             6,468,032       6,823,774
--------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec. Notes,
  7.75%, 06/01/19 (Acquired
  05/17/07-06/21/07; Cost
  $4,580,525)(a)(b)(c)                           4,660,000       4,054,200
--------------------------------------------------------------------------
Mirant Americas Generation LLC,
  Sr. Unsec. Notes,
  8.30%, 05/01/11(a)                             1,865,000       1,834,694
--------------------------------------------------------------------------
  8.50%, 10/01/21(a)                             2,795,000       2,690,188
--------------------------------------------------------------------------

AIM High Yield Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-(CONTINUED)

NRG Energy, Inc.,
  Sr. Unsec. Gtd. Notes,
  7.38%, 02/01/16(a)(c)                        $ 2,830,000   $   2,752,175
--------------------------------------------------------------------------
  7.38%, 01/15/17(a)(c)                         12,015,000      11,684,587
==========================================================================
                                                                29,839,618
==========================================================================

INDUSTRIAL CONGLOMERATES-0.68%

Indalex Holding Corp.-Series B, Sr. Sec. Gtd.
  Global Notes, 11.50%, 02/01/14(a)              1,860,000       1,818,150
--------------------------------------------------------------------------
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 7.75%, 07/15/14(a)                      3,765,000       3,699,113
==========================================================================
                                                                 5,517,263
==========================================================================

INDUSTRIAL MACHINERY-0.60%

Columbus McKinnon Corp., Sr. Sub. Global
  Notes, 8.88%, 11/01/13(a)                      1,900,000       1,947,500
--------------------------------------------------------------------------
Stewart & Stevenson LLC, Sr. Notes, 10.00%,
  07/15/14 (Acquired 12/06/06-03/09/07; Cost
  $3,012,125)(a)(b)                              2,860,000       2,942,225
==========================================================================
                                                                 4,889,725
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.82%

Hawaiian Telcom Communications Inc.-Series B,
  Sr. Unsec. Gtd. Global Notes, 9.75%,
  05/01/13(a)(c)                                 2,995,000       2,957,562
--------------------------------------------------------------------------
Intelsat Intermediate Holding Co. Ltd.
  (Bermuda), Sr. Unsec. Gtd. Disc. Global
  Notes, 9.25%, 02/01/15(a)(e)                   6,535,000       5,260,675
--------------------------------------------------------------------------
Qwest Communications International Inc., Sr.
  Unsec. Gtd. Global Notes, 7.25%,
  02/15/11(a)                                    5,012,000       4,899,230
--------------------------------------------------------------------------
Qwest Corp., Sr. Notes, 6.50%, 06/01/17
  (Acquired 05/02/07; Cost
  $1,860,000)(a)(b)(c)                           1,860,000       1,714,920
==========================================================================
                                                                14,832,387
==========================================================================

LEISURE PRODUCTS-0.02%

K2 Inc., Sr. Unsec. Gtd. Notes, 7.38%,
  07/01/14(a)(c)                                   145,750         153,038
==========================================================================

METAL & GLASS CONTAINERS-0.16%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(a)                                    1,330,000       1,339,975
==========================================================================

MORTGAGE REIT'S-0.37%

Thornburg Mortgage Inc., Sr. Unsec. Global
  Notes, 8.00%, 05/15/13(a)                      3,090,000       2,997,300
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


MOVIES & ENTERTAINMENT-1.43%

AMC Entertainment Inc., Sr. Unsec. Sub.
  Global Notes, 8.00%, 03/01/14(a)(c)          $ 2,800,000   $   2,565,500
--------------------------------------------------------------------------
Cinemark Inc., Sr. Unsec. Disc. Global Notes,
  9.75%, 03/15/14(a)(e)                          4,685,000       4,292,631
--------------------------------------------------------------------------
Marquee Holdings Inc., Sr. Unsec. Disc.
  Global Notes, 12.00%, 08/15/14(a)(e)           5,590,000       4,849,325
==========================================================================
                                                                11,707,456
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.23%

Allis-Chalmers Energy Inc., Sr. Unsec. Gtd.
  Global Notes, 8.50%, 03/01/17(a)               3,730,000       3,585,462
--------------------------------------------------------------------------
Basic Energy Services Inc., Sr. Unsec. Gtd.
  Global Notes, 7.13%, 04/15/16(a)               2,105,000       1,941,862
--------------------------------------------------------------------------
Calfrac Holdings L.P., Sr. Notes, 7.75%,
  02/15/15 (Acquired 02/07/07; Cost
  $3,850,000)(a)(b)                              3,850,000       3,580,500
--------------------------------------------------------------------------
CHC Helicopter Corp. (Canada), Sr. Unsec.
  Gtd. Sub. Global Notes, 7.38%, 05/01/14(a)     5,110,000       4,803,400
--------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas
  (France) Sr. Unsec. Gtd. Global Notes,
  7.50%, 05/15/15(a)                               930,000         916,050
--------------------------------------------------------------------------
  7.75%, 05/15/17(a)                             3,760,000       3,698,900
--------------------------------------------------------------------------
Complete Production Services, Inc., Sr.
  Unsec. Gtd. Notes, 8.00%, 12/15/16(a)            935,000         899,938
--------------------------------------------------------------------------
Hanover Compressor Co., Sr. Unsec. Gtd.
  Notes, 9.00%, 06/01/14(a)(c)                   1,855,000       2,031,225
--------------------------------------------------------------------------
PHI Inc., Sr. Unsec. Gtd. Global Notes,
  7.13%, 04/15/13(a)                             5,285,000       4,941,475
==========================================================================
                                                                26,398,812
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.39%

Chaparral Energy Inc.,
  Sr. Notes,
  8.88%, 02/01/17 (Acquired
  02/06/07-06/06/07; Cost $2,746,825)(a)(b)      2,705,000       2,461,550
--------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  8.50%, 12/01/15(a)                             1,860,000       1,683,300
--------------------------------------------------------------------------
Cimarex Energy Co., Sr. Unsec. Gtd. Notes,
  7.13%, 05/01/17(a)                             4,655,000       4,404,794
--------------------------------------------------------------------------
Clayton Williams Energy, Inc., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 08/01/13(a)          1,860,000       1,678,650
--------------------------------------------------------------------------
Delta Petroleum Corp., Sr. Unsec. Gtd. Global
  Notes, 7.00%, 04/01/15(a)(c)                   6,365,000       5,274,994
--------------------------------------------------------------------------
Encore Acquisition Co., Sr. Unsec. Gtd. Sub.
  Global Notes, 6.00%, 07/15/15(a)               5,761,000       4,954,460
--------------------------------------------------------------------------
Forest Oil Corp., Sr. Notes, 7.25%, 06/15/19
  (Acquired 06/01/07; Cost $1,860,000)(a)(b)     1,860,000       1,736,775
--------------------------------------------------------------------------
Mariner Energy Inc., Sr. Unsec. Gtd. Notes,
  8.00%, 05/15/17(a)                               935,000         885,912
--------------------------------------------------------------------------

AIM High Yield Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

OPTI Canada Inc. (Canada), Sr. Sec. Gtd.
  Notes, 8.25%, 12/15/14 (Acquired
  02/14/07-02/28/07; Cost $4,264,844)(a)(b)    $ 4,095,000   $   4,151,306
--------------------------------------------------------------------------
OPTI Canada Inc. (Canada), Sr. Sec. Notes,
  7.88%, 12/15/14 (Acquired 06/25/07; Cost
  $2,485,000)(a)(b)                              2,485,000       2,522,275
--------------------------------------------------------------------------
Quicksilver Resources Inc., Sr. Unsec. Gtd.
  Sub. Notes, 7.13%, 04/01/16(a)(c)              1,880,000       1,762,500
--------------------------------------------------------------------------
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.00%, 02/01/14(a)               4,695,000       4,366,350
==========================================================================
                                                                35,882,866
==========================================================================

OIL & GAS REFINING & MARKETING-0.63%

United Refining Co.-Series 2, Sr. Unsec. Gtd.
  Global Notes, 10.50%, 08/15/12(a)              5,065,000       5,166,300
==========================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.56%

Copano Energy LLC, Sr. Unsec. Gtd. Global
  Notes, 8.13%, 03/01/16(a)                      6,295,000       6,326,475
--------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13(a)                250             265
--------------------------------------------------------------------------
MarkWest Energy Partners L.P./ MarkWest
  Energy Finance Corp.,-Series B,
  Sr. Unsec. Gtd. Global Notes,
  6.88%, 11/01/14(a)                             4,765,000       4,467,187
--------------------------------------------------------------------------
  8.50%, 07/15/16(a)                             3,035,000       3,057,763
--------------------------------------------------------------------------
Sabine Pass LNG L.P., Sr. Sec. Notes, 7.25%,
  11/30/13 (Acquired 11/01/06; Cost
  $6,475,000)(a)(b)                              6,475,000       6,151,250
--------------------------------------------------------------------------
Williams Partners L.P./Williams Partners
  Finance Corp., Sr. Unsec. Gtd. Global
  Notes, 7.25%, 02/01/17(a)                        930,000         911,400
==========================================================================
                                                                20,914,340
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.11%

NSG Holdings LLC/ NSG Holdings Inc., Sr. Sec.
  Notes, 7.75%, 12/15/25 (Acquired 03/06/07;
  Cost $935,000)(a)(b)                             935,000         923,313
==========================================================================

PACKAGED FOODS & MEATS-0.21%

Dole Foods Co. Inc., Sr. Unsec. Gtd. Global
  Notes, 7.25%, 06/15/10(a)                      1,860,000       1,699,575
==========================================================================

PAPER PACKAGING-1.80%

Caraustar Industries, Inc., Unsec. Unsub.
  Notes, 7.38%, 06/01/09(a)(c)                  10,510,000       9,603,512
--------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Unsec. Gtd.
  Unsub. Global Notes, 7.50%, 06/01/13(a)(c)     5,425,000       5,099,500
==========================================================================
                                                                14,703,012
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


PAPER PRODUCTS-3.33%

Abitibi-Consolidated Finance L.P., Unsec.
  Gtd. Notes, 7.88%, 08/01/09(a)               $ 2,825,000   $   2,641,375
--------------------------------------------------------------------------
Abitibi-Consolidated Inc. (Canada), Unsec.
  Unsub. Yankee Bonds, 8.55%, 08/01/10(a)        3,765,000       3,482,625
--------------------------------------------------------------------------
Boise Cascade LLC, Sr. Unsec. Gtd. Sub.
  Global Notes, 7.13%, 10/15/14(a)(c)            2,235,000       2,067,375
--------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes, 9.75%, 03/15/10(a)                      2,975,000       2,811,375
--------------------------------------------------------------------------
Domtar Inc. (Canada) Unsec. Unsub. Yankee
  Notes,
  7.13%, 08/01/15(a)                             1,840,000       1,720,400
--------------------------------------------------------------------------
  Yankee Notes,
  5.38%, 12/01/13(a)                               945,000         815,062
--------------------------------------------------------------------------
Exopack Holding Corp., Sr. Unsec. Gtd. Global
  Notes, 11.25%, 02/01/14(a)                     2,335,000       2,381,700
--------------------------------------------------------------------------
Georgia-Pacific Corp.,
  Sr. Gtd. Notes,
  7.00%, 01/15/15 (Acquired 01/10/07; Cost
  $1,864,650)(a)(b)                              1,860,000       1,739,100
--------------------------------------------------------------------------
  7.13%, 01/15/17 (Acquired
  12/13/06-02/21/07; Cost $1,345,063)(a)(b)      1,340,000       1,246,200
--------------------------------------------------------------------------
Mercer International Inc., Sr. Unsec. Global
  Notes, 9.25%, 02/15/13(a)                      5,660,000       5,398,225
--------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd. Global
  Notes, 7.38%, 11/15/14(a)                      3,015,000       2,879,325
==========================================================================
                                                                27,182,762
==========================================================================

PERSONAL PRODUCTS-0.99%

DEL Laboratories Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.00%, 02/01/12(a)               3,740,000       3,450,150
--------------------------------------------------------------------------
NBTY, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 7.13%, 10/01/15(a)                      4,650,000       4,650,000
==========================================================================
                                                                 8,100,150
==========================================================================

PHARMACEUTICALS-1.64%

Elan Finance PLC/Elan Finance Corp.
  (Ireland), Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11(a)                             2,795,000       2,648,263
--------------------------------------------------------------------------
  8.88%, 12/01/13(a)                             2,745,000       2,714,119
--------------------------------------------------------------------------
Leiner Health Products Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 11.00%, 06/01/12(a)(c)      3,630,000       3,208,012
--------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Unsec. Global Notes, 7.00%, 12/15/11(a)        4,945,000       4,833,737
==========================================================================
                                                                13,404,131
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.45%

Crum & Forster Holdings Corp., Sr. Notes,
  7.75%, 05/01/17 (Acquired 04/23/07; Cost
  $3,745,000)(a)(b)                              3,745,000       3,642,013
==========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

PUBLISHING-2.38%

Dex Media Inc., Sr. Unsec. Disc. Global
  Notes, 9.00%, 11/15/13(a)(c)(e)              $ 7,455,000   $   6,979,744
--------------------------------------------------------------------------
Idearc Inc., Sr. Unsec. Gtd. Global Notes,
  8.00%, 11/15/16(a)                             3,735,000       3,604,275
--------------------------------------------------------------------------
MediMedia USA Inc., Sr. Sub. Notes, 11.38%,
  11/15/14 (Acquired 11/01/06; Cost
  $465,000)(a)(b)                                  465,000         495,225
--------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., Sr.
  Notes, 10.00%, 08/01/14 (Acquired
  11/30/06-03/07/07; Cost $6,041,250)(a)(b)      5,660,000       5,801,500
--------------------------------------------------------------------------
PRIMEDIA Inc., Sr. Gtd. Global Notes, 8.00%,
  05/15/13(a)(c)                                   145,750         151,580
--------------------------------------------------------------------------
Valassis Communications Inc., Sr. Notes,
  8.25%, 03/01/15 (Acquired 02/27/07; Cost
  $2,785,000)(a)(b)(c)                           2,785,000       2,409,025
==========================================================================
                                                                19,441,349
==========================================================================

RAILROADS-1.33%

Kansas City Southern de Mexico, S.A. de C.V.
  (Mexico), Sr. Global Notes,
  9.38%, 05/01/12(a)                             9,360,000       9,956,700
--------------------------------------------------------------------------
  Sr. Notes,
  7.38%, 06/01/14 (Acquired 05/14/07; Cost
  $930,000)(a)(b)                                  930,000         918,375
==========================================================================
                                                                10,875,075
==========================================================================

RESTAURANTS-0.03%

OSI Restaurant Partners, Inc., Sr. Notes,
  10.00%, 06/15/15 (Acquired 06/08/07; Cost
  $250,000)(a)(b)(c)                               250,000         217,500
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.53%

Amkor Technology Inc., Sr. Unsec. Global
  Notes, 7.13%, 03/15/11(a)                      4,665,000       4,332,619
==========================================================================

SEMICONDUCTORS-4.00%

Advanced Micro Devices Inc., Sr. Unsec. Conv.
  Notes, 6.00%, 05/01/15 (Acquired 04/24/07;
  Cost $1,870,000)(a)(b)                         1,870,000       1,692,350
--------------------------------------------------------------------------
Technologies Finance Pte/Avago Technologies
  U.S./Avago Technologies Wireless
  (Singapore),
  Sr. Unsec. Gtd. Global Notes,
  10.13%, 12/01/13(a)                            6,715,000       6,983,600
--------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  11.88%, 12/01/15(a)                            1,865,000       2,042,175
--------------------------------------------------------------------------
Freescale Semiconductor Inc.,
  Sr. Notes,
  8.88%, 12/15/14 (Acquired
  11/16/06-06/13/07; Cost
  $5,723,119)(a)(b)(c)                           5,770,000       5,207,425
--------------------------------------------------------------------------
  Sr. Sub. Notes,
  10.13%, 12/15/16 (Acquired
  11/16/06-06/29/07;
  Cost $10,991,938)(a)(b)(c)                    11,200,000       9,800,000
--------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

SEMICONDUCTORS-(CONTINUED)

MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sec. Global Notes, 6.88%,
  12/15/11(a)(c)                               $ 5,465,000   $   4,344,675
--------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.50%, 01/15/11(a)                     2,573,000       2,598,730
==========================================================================
                                                                32,668,955
==========================================================================

SPECIALTY CHEMICALS-1.41%

Huntsman International LLC, Sr. Unsec. Gtd.
  Sub. Global Notes, 7.88%, 11/15/14(a)          1,860,000       1,999,500
--------------------------------------------------------------------------
JohnsonDiversey Holdings Inc., Sr. Unsec.
  Global Notes, 10.67%, 05/15/13(a)              3,604,000       3,712,120
--------------------------------------------------------------------------
NewMarket Corp., Sr. Gtd. Global Notes,
  7.13%, 12/15/16(a)                             2,330,000       2,248,450
--------------------------------------------------------------------------
Polypore Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.75%, 05/15/12(a)                      3,595,000       3,532,087
==========================================================================
                                                                11,492,157
==========================================================================

SPECIALTY STORES-0.41%

Linens 'n Things Inc., Sr. Sec. Gtd. Floating
  Rate Global Notes, 10.99%,
  01/15/14(a)(c)(d)                              2,335,000       1,529,425
--------------------------------------------------------------------------
Michaels Stores, Inc., Sr. Notes, 10.00%,
  11/01/14 (Acquired 07/30/07-07/31/07; Cost
  $1,790,525)(a)(b)                              1,870,000       1,813,900
==========================================================================
                                                                 3,343,325
==========================================================================

STEEL-0.87%

AK Steel Corp., Sr. Unsec. Gtd. Global Notes,
  7.75%, 06/15/12(a)                             2,815,000       2,772,775
--------------------------------------------------------------------------
Metals USA, Inc., Sr. Sec. Gtd. Global Notes,
  11.13%, 12/01/15(a)(c)                         2,820,000       3,003,300
--------------------------------------------------------------------------
Steel Dynamics Inc., Sr. Notes, 6.75%,
  04/01/15 (Acquired 03/28/07; Cost
  $1,405,000)(a)(b)                              1,405,000       1,338,263
==========================================================================
                                                                 7,114,338
==========================================================================

TIRES & RUBBER-1.08%

Cooper Tire & Rubber Co., Unsec. Notes,
  8.00%, 12/15/19(a)                             1,870,000       1,832,600
--------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The),
  Sr. Notes,
  8.63%, 12/01/11 (Acquired
  03/22/07-03/23/07; Cost $1,311,675)(a)(b)      1,224,000       1,230,120
--------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  9.00%, 07/01/15(a)                             5,573,667       5,754,812
==========================================================================
                                                                 8,817,532
==========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.60%

United Rentals North America, Inc., Sr.
  Unsec. Gtd. Global Notes, 6.50%,
  02/15/12(a)                                    9,110,000       9,155,550
--------------------------------------------------------------------------
Wesco Distribution Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.50%, 10/15/17(a)               3,865,000       3,889,156
==========================================================================
                                                                13,044,706
==========================================================================

AIM High Yield Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-1.85%

Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Unsec. Gtd.
  Global Notes, 10.13%, 06/15/13(a)            $ 3,130,000   $   3,302,150
--------------------------------------------------------------------------
Digicel Group Ltd. (Bermuda), Sr. Notes,
  8.88%, 01/15/15 (Acquired
  05/31/07-06/13/07; Cost
  $7,638,588)(a)(b)(c)                           7,670,000       7,056,400
--------------------------------------------------------------------------
iPCS Inc., Sr. Sec. Gtd. Floating Rate First
  Lien Notes, 7.48%, 05/01/13 (Acquired
  04/11/07; Cost $1,400,000)(a)(b)(d)            1,400,000       1,400,000
--------------------------------------------------------------------------
Rural Cellular Corp.,
  Sr. Sec. Gtd. Global Notes,
  8.25%, 03/15/12(a)                             1,420,000       1,476,800
--------------------------------------------------------------------------
  Sr. Sub. Floating Rate Notes,
  8.36%, 06/01/13 (Acquired 05/24/07; Cost
  $1,855,000)(a)(b)(d)                           1,855,000       1,906,013
==========================================================================
                                                                15,141,363
==========================================================================
    Total Bonds & Notes (Cost $799,307,702)                    764,165,780
==========================================================================

                                                 SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-1.95%

BROADCASTING & CABLE TV-1.13%

Adelphia Business Solutions(g)(h)                   49,900       1,615,512
--------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(g)(h)       4,846,549         411,957
--------------------------------------------------------------------------
Adelphia Recovery Trust-Series ARAHOVA(g)(h)     2,211,702         995,266
--------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(c)(h)               94,059       3,594,935
--------------------------------------------------------------------------
Virgin Media Inc.                                  103,800       2,578,392
--------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Wts.,
  expiring 03/15/10(i)                               3,470           3,470
==========================================================================
                                                                 9,199,532
==========================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost $
  10,000)(b)(f)(i)(j)                               10,780               0
==========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(b)(f)(i)(j)                    21,155               0
--------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/05/09 (Acquired 06/13/00; Cost
  $0)(b)(f)(i)(j)                                   21,155               0
==========================================================================
                                                                         0
==========================================================================

--------------------------------------------------------------------------
                                                 SHARES          VALUE

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost
  $214,160)(b)(f)(i)(j)                             33,035   $           0
--------------------------------------------------------------------------
XO Holdings Inc.(h)(k)                                 609           2,710
--------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(k)                                       23,135          16,195
--------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(k)                                       17,351           9,196
--------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(k)                                       17,351           3,470
==========================================================================
                                                                    31,571
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.82%

iPCS, Inc.                                         206,048       6,694,500
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $11,977,757)                              15,925,603
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT
BUNDLED SECURITY-1.39%

Targeted Return Index Securities Trust-Series
  HY 2006-1 Sec. Bonds 7.55%, 05/01/16
(Acquired 03/01/07-05/11/07; Cost
$12,040,857)(a)(b)(c)                           11,805,750      11,354,570
==========================================================================

ASSET-BACKED SECURITIES-0.34%

ELECTRIC UTILITIES-0.34%

Reliant Energy Mid-Atlantic Power Holdings,
  LLC-Series B, Sr. Unsec. Asset-Backed Pass
  Through Ctfs., 9.24%, 07/02/17 (Cost
  $2,592,957)(a)                                 2,580,071       2,787,283
==========================================================================

SENIOR SECURED FLOATING RATE INTEREST-0.19%

AIRLINES-0.19%

Evergreen International Aviation Inc.,
  First Lien Term Loan,
  8.82%, 10/31/11(a)                             1,540,823       1,525,415
--------------------------------------------------------------------------
  10.75%, 10/31/11(a)                               35,213          34,860
==========================================================================
    Total Senior Secured Floating Rate
      Interest (Cost $1,562,706)                                 1,560,275
==========================================================================

U.S. TREASURY SECURITIES-0.15%

U.S. TREASURY NOTES-0.15%

4.75%, 02/28/09 (Cost $1,202,578)(a)             1,200,000(l)     1,202,064
==========================================================================

AIM High Yield Fund


                                                 SHARES          VALUE
--------------------------------------------------------------------------
PREFERRED STOCK-0.03%

MULTI-UTILITIES-0.03%

NRG Energy, Inc. $14.38 Conv. Pfd. (Cost
  $187,500)(c)                                         750   $     257,625
==========================================================================
MONEY MARKET FUNDS-0.84%

Liquid Assets Portfolio-Institutional
  Class(m)                                       3,421,056       3,421,056
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)         3,421,056       3,421,056
==========================================================================
    Total Money Market Funds (Cost
      $6,842,112)                                                6,842,112
==========================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities on loan)-98.45% (Cost
  $835,714,169)                                                804,095,312
==========================================================================

--------------------------------------------------------------------------
                                                 SHARES          VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-$16.79%

Liquid Assets Portfolio-Institutional
  Class(m)(n)                                  137,167,765   $ 137,167,765
==========================================================================
    Total Investments Purchased with Cash
      Collateral from Securities on Loan
      (Cost $137,167,765)                                      137,167,765
==========================================================================
TOTAL INVESTMENTS-115.25% (Cost $972,881,934)                  941,263,077
==========================================================================
OTHER ASSETS LESS LIABILITIES-(15.25)%                        (124,515,309)
==========================================================================
NET ASSETS-100.00%                                           $ 816,747,768
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Conv.    - Convertible
Ctfs.    - Certificates
Deb.     - Debentures
Disc.    - Discounted
Gtd.     - Guaranteed
Pfd.     - Preferred
PIK      - Payment in Kind
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2007 was $781,069,972, which represented 95.63% of the Fund's Net Assets. See
    Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $174,220,463, which represented 21.33% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) All or a portion of this security was out on loan at July 31, 2007.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2007.
(e) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2007 was $1,426,560, which represented 0.17% of the Fund's Net Assets.
(g) Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.
(h) Non-income producing security.
(i) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2007 was $0, which represented 0.00% of the Fund's Net Assets. See Note 1A.
(k) Non-income producing security acquired through a corporate action.
(l) A portion of the principal balance was pledged as collateral to cover margin requirements for open credit default swap agreements. See Note 1M and Note 9.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(n) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Yield Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS:

Investments, at value (Cost $828,872,057)*    $  797,253,200
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $144,009,877)                            144,009,877
============================================================
    Total investments (Cost $972,881,934)        941,263,077
============================================================
Foreign currencies, at value (Cost $14,650)           15,991
------------------------------------------------------------
Receivables for:
  Investments sold                                12,782,141
------------------------------------------------------------
  Fund shares sold                                 4,202,356
------------------------------------------------------------
  Dividends and Interest                          16,482,321
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               183,291
------------------------------------------------------------
Other assets                                         132,603
============================================================
    Total assets                                 975,061,780
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           11,189,754
------------------------------------------------------------
  Fund shares reacquired                           5,485,820
------------------------------------------------------------
  Amount due custodian                             1,244,656
------------------------------------------------------------
  Dividends                                        1,336,725
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 325,180
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       137,167,765
------------------------------------------------------------
  Unrealized depreciation on swap agreements         922,254
------------------------------------------------------------
Accrued distribution fees                            242,266
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,783
------------------------------------------------------------
Accrued transfer agent fees                          223,141
------------------------------------------------------------
Accrued operating expenses                           173,668
============================================================
    Total liabilities                            158,314,012
============================================================
Net assets applicable to shares outstanding   $  816,747,768
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,494,408,904
------------------------------------------------------------
Undistributed net investment income                1,463,864
------------------------------------------------------------
Undistributed net realized gain (loss)        (1,646,585,230)
------------------------------------------------------------
Unrealized appreciation (depreciation)           (32,539,770)
============================================================
                                              $  816,747,768
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  379,525,040
____________________________________________________________
============================================================
Class B                                       $  104,215,493
____________________________________________________________
============================================================
Class C                                       $   39,233,797
____________________________________________________________
============================================================
Investor Class                                $  125,802,928
____________________________________________________________
============================================================
Institutional Class                           $  167,970,510
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           88,240,848
____________________________________________________________
============================================================
Class B                                           24,154,466
____________________________________________________________
============================================================
Class C                                            9,131,610
____________________________________________________________
============================================================
Investor Class                                    29,221,613
____________________________________________________________
============================================================
Institutional Class                               39,068,066
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         4.30
------------------------------------------------------------
  Offering price per share (Net asset value
    of $4.30 divided by 95.25%)               $         4.51
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         4.31
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         4.30
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $         4.31
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $         4.30
____________________________________________________________
============================================================

* At July 31, 2007, securities with an aggregate value of $134,626,356 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Yield Fund

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:

Interest                                                      $67,952,287
-------------------------------------------------------------------------
Dividends                                                         839,626
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $1,981,248)                      2,924,212
=========================================================================
    Total investment income                                    71,716,125
=========================================================================

EXPENSES:

Advisory fees                                                   4,835,269
-------------------------------------------------------------------------
Administrative services fees                                      244,022
-------------------------------------------------------------------------
Custodian fees                                                     84,991
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       1,084,535
-------------------------------------------------------------------------
  Class B                                                       1,416,866
-------------------------------------------------------------------------
  Class C                                                         470,531
-------------------------------------------------------------------------
  Investor Class                                                  340,788
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Investor                     1,726,193
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                1,988
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          44,402
-------------------------------------------------------------------------
Other                                                             412,094
=========================================================================
    Total expenses                                             10,661,679
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (93,993)
=========================================================================
    Net expenses                                               10,567,686
=========================================================================
Net investment income                                          61,148,439
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities (includes net gains from securities
    sold to affiliates of $150,925)                            26,406,907
-------------------------------------------------------------------------
  Swap agreements                                                  22,795
=========================================================================
                                                               26,429,702
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                       (27,670,258)
-------------------------------------------------------------------------
  Foreign currencies                                                1,062
-------------------------------------------------------------------------
  Swap agreements                                                (922,254)
=========================================================================
                                                              (28,591,450)
=========================================================================
Net realized and unrealized gain (loss)                        (2,161,748)
=========================================================================
Net increase in net assets resulting from operations          $58,986,691
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Yield Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2007 and 2006

                                                                  2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 61,148,439    $   61,893,887
--------------------------------------------------------------------------------------------
  Net realized gain                                             26,429,702        18,224,657
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)         (28,591,450)      (58,422,257)
============================================================================================
    Net increase in net assets resulting from operations        58,986,691        21,696,287
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (30,551,317)      (30,403,195)
--------------------------------------------------------------------------------------------
  Class B                                                       (8,930,213)      (13,768,125)
--------------------------------------------------------------------------------------------
  Class C                                                       (2,965,142)       (3,214,245)
--------------------------------------------------------------------------------------------
  Investor Class                                               (10,156,187)      (11,187,247)
--------------------------------------------------------------------------------------------
  Institutional Class                                           (9,061,680)       (4,692,378)
============================================================================================
    Decrease in net assets resulting from distributions        (61,664,539)      (63,265,190)
============================================================================================
Share transactions-net:
  Class A                                                      (25,965,330)      (77,595,642)
--------------------------------------------------------------------------------------------
  Class B                                                      (65,682,851)     (111,068,014)
--------------------------------------------------------------------------------------------
  Class C                                                       (4,410,337)      (14,087,724)
--------------------------------------------------------------------------------------------
  Investor Class                                               (20,040,231)      (38,618,232)
--------------------------------------------------------------------------------------------
  Institutional Class                                           86,529,362        44,997,623
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (29,569,387)     (196,371,989)
============================================================================================
    Net increase (decrease) in net assets                      (32,247,235)     (237,940,892)
============================================================================================

NET ASSETS:

  Beginning of year                                            848,995,003     1,086,935,895
============================================================================================
  End of year (including undistributed net investment income
    of $1,463,864 and $(444,634), respectively)               $816,747,768    $  848,995,003
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Yield Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM High Yield Fund

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and

AIM High Yield Fund

     losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $200 million                                            0.625%
--------------------------------------------------------------------
Next $300 million                                             0.55%
--------------------------------------------------------------------
Next $500 million                                             0.50%
--------------------------------------------------------------------
Over $1 billion                                               0.45%
 ___________________________________________________________________
====================================================================

AIM High Yield Fund


    Effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended July 31, 2007, AIM waived advisory fees of $7,925.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2007, INVESCO reimbursed expenses of the Fund in the amount of $4,172.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2007, ADI advised the Fund that it retained $114,678 in front-end sales commissions from the sale of Class A shares and $125, $80,219 and $3,273 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM High Yield Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 5,172,134      $227,629,321      $(229,380,399)     $3,421,056      $473,485
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             5,172,134       227,629,321       (229,380,399)      3,421,056       469,479
=================================================================================================
  Subtotal        $10,344,268      $455,258,642      $(458,760,798)     $6,842,112      $942,964
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07        INCOME*
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 45,552,897      $302,135,186      $(210,520,318)    $137,167,765     $  991,589
--------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            45,552,897       177,905,872       (223,458,769)              --        989,659
==================================================================================================
    Subtotal     $ 91,105,794      $480,041,058      $(433,979,087)    $137,167,765     $1,981,248
==================================================================================================
  Total
    Investments
    in
    Affiliates   $101,450,062      $935,299,700      $(892,739,885)    $144,009,877     $2,924,212
__________________________________________________________________________________________________
==================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2007, the Fund engaged in securities sales of $7,596,187, which resulted in net realized gains of $150,925, and securities purchases of $584,178.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended July 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $81,896.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2007, the Fund paid legal fees of $7,096 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the

AIM High Yield Fund

borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At July 31, 2007, securities with an aggregate value of $134,626,356 were on loan to brokers. The loans were secured by cash collateral of $137,167,765 received by the Fund and subsequently invested in affiliated money market funds. For the year ended July 31, 2007, the Fund received dividends on cash collateral investments of $1,981,248 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS

On July 31, 2007, $1,200,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open sell credit default swap contracts.

                                        OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NOTIONAL      UNREALIZED
                                       REFERENCE           BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                             ENTITY           PROTECTION     FIXED RATE         DATE        (000)      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
                                  Allied Waste North
Lehman Brothers Inc.              America, Inc.              Sell           3.25%        09/20/2012     $1,880       $ (86,910)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc.              Aramark Corp.              Sell           3.28%        09/20/2012      4,700        (378,021)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc.              Dole Foods Co. Inc.        Sell           6.15%        09/20/2012      1,880        (138,986)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc.              Dynegy Holdings Inc.       Sell           4.40%        09/20/2012      1,880         (24,126)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc.              MGM Mirage                 Sell           2.70%        09/20/2012      4,700        (294,211)
=================================================================================================================================
  TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                                               $(922,254)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2007 and 2006 was as follows:

                                                                 2007           2006
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $61,664,539    $63,265,190
________________________________________________________________________________________
========================================================================================

AIM High Yield Fund


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2007, the components of net assets on a tax basis were as follows:

                                                                     2007
-------------------------------------------------------------------------------
Undistributed ordinary income                                   $     1,944,883
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- investments           (33,496,678)
-------------------------------------------------------------------------------
Temporary book/tax differences                                         (261,477)
-------------------------------------------------------------------------------
Capital loss carryforward                                        (1,645,847,864)
-------------------------------------------------------------------------------
Shares of beneficial interest                                     2,494,408,904
===============================================================================
  Total net assets                                              $   816,747,768
_______________________________________________________________________________
===============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales, bond premium amortization and the realization for tax purposes of unrealized gains (losses) on certain credit default swap agreements. The tax-basis net unrealized appreciation (depreciation) on investments amount includes appreciation on foreign currencies of $1,341.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2007 to utilizing $1,592,060,622 of capital loss carryforward in the fiscal year ended July 31, 2008.

    The Fund utilized $23,406,714 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2008                                                   $  297,100,942
------------------------------------------------------------------------------
July 31, 2009                                                      131,908,743
------------------------------------------------------------------------------
July 31, 2010                                                      558,503,488
------------------------------------------------------------------------------
July 31, 2011                                                      576,739,786
------------------------------------------------------------------------------
July 31, 2012                                                       81,594,905
==============================================================================
Total capital loss carryforward                                 $1,645,847,864
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO High Yield Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2007 was $944,731,607 and $971,492,847, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $1,202,578 and $0.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  9,422,390
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (42,920,409)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $(33,498,019)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $974,761,096.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of capital loss limitation adjustments, bond premium amortization, defaulted bonds and credit default swap agreements, on July 31, 2007, undistributed net investment income was increased by $2,424,598, undistributed net realized gain (loss) was increased by $271,602,485 and shares of beneficial interest decreased by $274,027,083. This reclassification had no effect on the net assets of the Fund.

AIM High Yield Fund

NOTE 13--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                      YEAR ENDED
                                                                    JULY 31, 2007(a)                 JULY 31, 2006
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      17,307,542    $  77,472,477     10,931,373    $  47,724,030
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,177,483       14,244,680      2,862,990       12,563,918
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       3,546,084       15,822,201      2,203,870        9,620,444
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                3,091,948       13,942,070      2,572,214       11,300,559
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          19,616,435       88,714,506      9,481,115       41,521,977
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       4,298,837       19,288,709      4,167,750       18,248,612
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,084,672        4,873,197      1,594,490        7,004,715
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         443,592        1,987,377        474,570        2,076,776
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                1,891,361        8,488,915      2,141,070        9,382,415
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           2,019,997        9,061,680      1,074,083        4,692,282
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       8,231,144       36,853,527     11,589,289       50,729,798
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (8,203,555)     (36,853,527)   (11,553,523)     (50,729,798)
==========================================================================================================================
Reacquired:(b)
  Class A                                                     (35,653,347)    (159,580,043)   (44,306,444)    (194,298,082)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (10,673,003)     (47,947,201)   (18,170,622)     (79,906,849)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (4,941,492)     (22,219,915)    (5,902,795)     (25,784,944)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (9,494,390)     (42,471,216)   (13,473,198)     (59,301,206)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (2,535,226)     (11,246,824)      (279,680)      (1,216,636)
==========================================================================================================================
                                                               (6,791,918)   $ (29,569,387)   (44,593,448)   $(196,371,989)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially. In addition, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.

(b) Amount is net of redemption fees of $19,142, $6,054, $2,057, $6,373 and $5,897 for Class A, Class B, Class C, Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2007 and $7,218, $3,557, $849, $2,636 and $1,147 for Class A, Class B, Class C, Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2006

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008 as required.

AIM High Yield Fund


NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                             --------------------------------------------------------------------
                                                               2007           2006           2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   4.32       $   4.50       $   4.31       $   4.10       $   3.70
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.31           0.29(a)        0.29           0.33(a)        0.37(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.02)         (0.17)          0.19           0.23           0.40
---------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                         --             --             --           0.00             --
=================================================================================================================================
    Total from investment operations                             0.29           0.12           0.48           0.56           0.77
=================================================================================================================================
Less dividends from net investment income                       (0.31)         (0.30)         (0.29)         (0.35)         (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest           0.00           0.00           0.00           0.00             --
=================================================================================================================================
Net asset value, end of period                               $   4.30       $   4.32       $   4.50       $   4.31       $   4.10
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  6.78%          2.79%         11.54%         13.92%         22.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $379,525       $405,858       $502,770       $555,042       $547,092
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          1.11%(c)       1.16%          1.07%(d)       1.05%(d)       1.16%
=================================================================================================================================
Ratio of net investment income to average net assets             6.98%(c)       6.70%          6.47%          7.68%          9.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           111%           102%            59%            89%           101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $433,813,939.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.08% and 1.06% for the years ended 2005 and 2004, respectively.

                                                                                           CLASS B
                                                             --------------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                             --------------------------------------------------------------------
                                                               2007           2006           2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   4.33       $   4.52       $   4.33       $   4.12       $   3.71
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28           0.26(a)        0.25           0.30(a)        0.34(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.02)         (0.18)          0.20           0.23           0.41
---------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                         --             --             --           0.00             --
=================================================================================================================================
    Total from investment operations                             0.26           0.08           0.45           0.53           0.75
=================================================================================================================================
Less dividends from net investment income                       (0.28)         (0.27)         (0.26)         (0.32)         (0.34)
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest           0.00           0.00           0.00           0.00             --
=================================================================================================================================
Net asset value, end of period                               $   4.31       $   4.33       $   4.52       $   4.33       $   4.12
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  5.99%          1.80%         10.69%         13.06%(c)      21.44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $104,215       $167,831       $289,189       $411,088       $530,239
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          1.86%(d)       1.91%          1.82%(e)       1.80%(e)       1.91%
=================================================================================================================================
Ratio of net investment income to average net assets             6.23%(d)       5.95%          5.72%          6.93%          8.89%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                           111%           102%            59%            89%           101%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 12.80%.
(d)  Ratios are based on average daily net assets of $141,686,588.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.83% and 1.81% for the years ended 2005 and 2004, respectively.

AIM High Yield Fund

                                                                                          CLASS C
                                                              ---------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                              ---------------------------------------------------------------
                                                               2007          2006          2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  4.31       $  4.50       $  4.31       $  4.10       $  3.70
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28          0.26(a)       0.25          0.30(a)       0.34(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.01)        (0.18)         0.20          0.23          0.40
-----------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                         --            --            --          0.00            --
=============================================================================================================================
    Total from investment operations                             0.27          0.08          0.45          0.53          0.74
=============================================================================================================================
Less dividends from net investment income                       (0.28)        (0.27)        (0.26)        (0.32)        (0.34)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest           0.00          0.00          0.00          0.00            --
=============================================================================================================================
Net asset value, end of period                                $  4.30       $  4.31       $  4.50       $  4.31       $  4.10
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  6.24%         1.80%        10.73%        13.12%        21.22%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,234       $43,467       $59,865       $75,971       $72,086
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                          1.86%(c)      1.91%         1.82%(d)      1.80%(d)      1.91%
=============================================================================================================================
Ratio of net investment income to average net assets             6.23%(c)      5.95%         5.72%         6.93%         8.89%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                           111%          102%           59%           89%          101%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $47,053,070.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.83% and 1.81% for the years ended 2005 and 2004, respectively.

                                                                                      INVESTOR CLASS
                                                              ---------------------------------------------------------------
                                                                                                           SEPTEMBER 30, 2003
                                                                                                              (DATE SALES
                                                                       YEAR ENDED JULY 31,                   COMMENCED) TO
                                                              --------------------------------------            JULY 31,
                                                                2007           2006           2005                2004
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   4.32       $   4.51       $   4.32            $   4.20
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.31           0.30(a)        0.29                0.28(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)         (0.19)          0.20                0.13
-----------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                          --             --             --                0.00
=============================================================================================================================
    Total from investment operations                              0.30           0.11           0.49                0.41
=============================================================================================================================
Less dividends from net investment income                        (0.31)         (0.30)         (0.30)              (0.29)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest            0.00           0.00           0.00                0.00
=============================================================================================================================
Net asset value, end of period                                $   4.31       $   4.32       $   4.51            $   4.32
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                   7.06%          2.58%         11.54%               9.93%(c)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $125,803       $145,719       $191,508            $225,998
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                           1.10%(d)       1.14%          1.03%(e)            0.96%(e)(f)
=============================================================================================================================
Ratio of net investment income to average net assets              6.99%(d)       6.72%          6.51%               7.77%(f)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(g)                                         111%           102%            59%                 89%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 9.67%.
(d)  Ratios are based on average daily net assets of $143,772,232.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.04% and 1.03%(annualized) for the years ended 2005 and the period September 30, 2003 (Date sales commenced) to July 31, 2004, respectively.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Yield Fund

                                                                                 INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                                                         APRIL 30, 2004
                                                                                                          (DATE SALES
                                                                      YEAR ENDED JULY 31,                COMMENCED) TO
                                                              ------------------------------------          JULY 31,
                                                                2007          2006          2005              2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   4.31       $  4.50       $  4.31          $  4.39
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.34          0.32(a)       0.32             0.09(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.01)        (0.19)         0.18            (0.08)
-----------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                          --            --            --             0.00
=======================================================================================================================
    Total from investment operations                              0.33          0.13          0.50             0.01
=======================================================================================================================
Less dividends from net investment income                        (0.34)        (0.32)        (0.31)           (0.09)
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to shares of beneficial interest            0.00          0.00          0.00             0.00
=======================================================================================================================
Net asset value, end of period                                $   4.30       $  4.31       $  4.50          $  4.31
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                   7.55%         3.06%        11.99%            0.16%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $167,971       $86,120       $43,605          $ 5,309
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                           0.64%(c)      0.66%         0.63%(d)         0.67%(e)
=======================================================================================================================
Ratio of net investment income to average net assets              7.45%(c)      7.20%         6.91%            8.06%(e)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                         111%          102%           59%              89%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $120,728,100.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.64%.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Distribution Plans were due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM High Yield Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Fund and Shareholders of AIM High Yield Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM High Yield Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

September 18, 2007
Houston, Texas

AIM HIGH YIELD FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      to do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions, and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period February 1, 2007, through      actual expense ratio and an assumed rate     help you determine the relative total
July 31, 2007.                               of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO

   A               $1,000.00              $1,019.00               $5.31        $1,019.54             $5.31             1.06%
   B                1,000.00               1,024.70                9.09         1,015.82              9.05             1.81
   C                1,000.00               1,022.70                9.08         1,015.82              9.05             1.81
Investor            1,000.00               1,018.80                5.36         1,019.49              5.36             1.07

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 7/31/07

AIM HIGH YIELD FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                             AVERAGE ANNUAL TOTAL RETURNS                 ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
The following information has been                                                        THE FUND WITHIN 30 DAYS OF PURCHASE.
prepared to provide Institutional Class      For periods ended 7/31/07                    EXCEPTIONS TO THE REDEMPTION FEE ARE
shareholders with a performance overview                                                  LISTED IN THE FUND'S PROSPECTUS.
specific to their holdings. Institutional    10 Years                             1.02%
Class shares are offered exclusively to       5 Years                            11.50       PLEASE NOTE THAT PAST PERFORMANCE IS
institutional investors, including defined    1 Year                              7.55    NOT INDICATIVE OF FUTURE RESULTS. MORE
contribution plans that meet certain                                                      RECENT RETURNS MAY BE MORE OR LESS THAN
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 THOSE SHOWN. ALL RETURNS ASSUME
                                                                                          REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             For periods ended 6/30/07, most recent       INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             calendar quarter-end                         FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                                                                          MAY BE WORTH MORE OR LESS THAN THEIR
                                             10 Years                             1.64%   ORIGINAL COST. SEE FULL REPORT FOR
                                              5 Years                            11.42    INFORMATION ON COMPARATIVE BENCHMARKS.
                                              1 Year                             12.28    PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS JULY 11, 1978.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        AHIYX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com                 HYI-INS-1            A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period February 1, 2007, through                                                   the table are meant to highlight your
July 31, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,016.70               $3.15        $1,021.67             $3.16             0.63%

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMinvestments.com                 HYI-INS-1            A I M Distributors, Inc.

AIM HIGH YIELD FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT    Committee considers each Sub-Committee's     limited to changes to the Fund's
                                             recommendations and makes its own            performance, advisory fees, expense
The Board of Trustees (the Board) of AIM     recommendations regarding the performance,   limitations and/or fee waivers.
Investment Securities Funds is required      fees and expenses of the AIM Funds to the
under the Investment Company Act of 1940     full Board. Moreover, the Investments        A. NATURE, EXTENT AND QUALITY OF SERVICES
to approve annually the renewal of the AIM   Committee considers each SubCommittee's         PROVIDED BY AIM
High Yield Fund (the Fund) investment        recommendations in making its annual
advisory agreement with A I M Advisors,      recommendation to the Board whether to       The Board reviewed the advisory services
Inc. (AIM). During contract renewal          approve the continuance of each AIM Fund's   provided to the Fund by AIM under the
meetings held on June 25-27, 2007, the       investment advisory agreement and            Fund's advisory agreement, the performance
Board as a whole and the disinterested or    sub-advisory agreement, if applicable        of AIM in providing these services, and
"independent" Trustees, voting separately,   (advisory agreements), for another year.     the credentials and experience of the
approved the continuance of the Fund's                                                    officers and employees of AIM who provide
investment advisory agreement for another       The independent Trustees, as mentioned    these services. The Board's review of the
year, effective July 1, 2007. In doing so,   above, are assisted in their annual          qualifications of AIM to provide these
the Board determined that the Fund's         evaluation of the advisory agreements by     services included the Board's
advisory agreement is in the best            the independent Senior Officer. One          consideration of AIM's portfolio and
interests of the Fund and its shareholders   responsibility of the Senior Officer is to   product review process, various back
and that the compensation to AIM under the   manage the process by which the AIM Funds'   office support functions provided by AIM,
Fund's advisory agreement is fair and        proposed management fees are negotiated      and AIM's equity and fixed income trading
reasonable.                                  during the annual contract renewal process   operations. The Board concluded that the
                                             to ensure that they are negotiated in a      nature, extent and quality of the advisory
   The independent Trustees met separately   manner which is at arms' length and          services provided to the Fund by AIM were
during their evaluation of the Fund's        reasonable. Accordingly, the Senior          appropriate and that AIM currently is
investment advisory agreement with           Officer must either supervise a              providing satisfactory advisory services
independent legal counsel from whom they     competitive bidding process or prepare an    in accordance with the terms of the Fund's
received independent legal advice, and the   independent written evaluation. The Senior   advisory agreement. In addition, based on
independent Trustees also received           Officer has recommended that an              their ongoing meetings throughout the year
assistance during their deliberations from   independent written evaluation be provided   with the Fund's portfolio managers, the
the independent Senior Officer, a            and, upon the direction of the Board, has    Board concluded that these individuals are
full-time officer of the AIM Funds who       prepared an independent written              competent and able to continue to carry
reports directly to the independent          evaluation.                                  out their responsibilities under the
Trustees. The following discussion more                                                   Fund's advisory agreement.
fully describes the process employed by         During the annual contract renewal
the Board to evaluate the performance of     process, the Board considered the factors       In determining whether to continue the
the AIM Funds (including the Fund)           discussed below under the heading "Factors   Fund's advisory agreement, the Board
throughout the year and, more                and Conclusions and Summary of Independent   considered the prior relationship between
specifically, during the annual contract     Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
renewal meetings.                            fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
                                             advisory agreement at the contract renewal   concluded that it was beneficial to
THE BOARD'S FUND EVALUATION PROCESS          meetings and at their meetings throughout    maintain the current relationship, in
                                             the year as part of their ongoing            part, because of such knowledge. The Board
The Board's Investments Committee has        oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
established three Sub-Committees which are   agreement was considered separately,         affiliates have taken over the last
responsible for overseeing the management    although the Board also considered the       several years to improve the quality and
of a number of the series portfolios of      common interests of all of the AIM Funds     efficiency of the services they provide to
the AIM Funds. This SubCommittee structure   in their deliberations. The Board            the Funds in the areas of investment
permits the Trustees to focus on the         comprehensively considered all of the        performance, product line diversification,
performance of the AIM Funds that have       information provided to them and did not     distribution, fund operations, shareholder
been assigned to them. The Sub-Committees    identify any particular factor that was      services and compliance. The Board
meet throughout the year to review the       controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
performance of their assigned funds, and     have evaluated the information provided      of the services AIM and its affiliates
the Sub-Committees review monthly and        differently from one another and             provide to the AIM Funds in each of these
quarterly comparative performance            attributed different weight to the various   areas generally have improved, and support
information and periodic asset flow data     factors. The Trustees recognized that the    the Board's approval of the continuance of
for their assigned funds. These materials    advisory arrangements and resulting          the Fund's advisory agreement.
are prepared under the direction and         advisory fees for the Fund and the other
supervision of the independent Senior        AIM Funds are the result of years of         B. FUND PERFORMANCE
Officer. Over the course of each year, the   review and negotiation between the
SubCommittees meet with portfolio managers   Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
for their assigned funds and other members   focus to a greater extent on certain         during the past one, three and five
of management and review with these          aspects of these arrangements in some        calendar years to the performance of funds
individuals the performance, investment      years than others, and that the Trustees'    in the Fund's Lipper peer group that are
objective(s), policies, strategies and       deliberations and conclusions in a           not managed by AIM, and against the
limitations of these funds.                  particular year may be based in part on      performance of all funds in the Lipper
                                             their deliberations and conclusions of       High Current Yield Funds Index. The Board
   In addition to their meetings             these same arrangements throughout the       also reviewed the methodology used by
throughout the year, the Sub-Committees      year and in prior years.                     Lipper to identify the Fund's peers. The
meet at designated contract renewal                                                       Board noted that the Fund's performance
meetings each year to conduct an in-depth    FACTORS AND CONCLUSIONS AND SUMMARY OF       was comparable to the median performance
review of the performance, fees and          INDEPENDENT WRITTEN FEE EVALUATION           of its peers for the one and three year
expenses of their assigned funds. During                                                  periods, and below such performance for
the contract renewal process, the Trustees   The discussion below serves as a summary     the five year period. The Board noted that
receive comparative performance and fee      of the Senior Officer's independent          the Fund's performance was comparable to
data regarding all the AIM Funds prepared    written evaluation, as well as a             the performance of the Index for the one
by an independent company, Lipper, Inc.,     discussion of the material factors and       and three year periods, and below such
under the direction and supervision of the   related conclusions that formed the basis    Index for the five year period. The Board
independent Senior Officer who also          for the Board's approval of the Fund's       also considered the steps AIM has taken
prepares a separate analysis of this         advisory agreement. Unless otherwise         over the last several years to improve the
information for the Trustees. Each           stated, information set forth below is as    quality and efficiency of the services
Sub-Committee then makes recommendations     of June 27, 2007 and does not reflect any    that AIM provides to the AIM Funds. The
to the Investments Committee regarding the   changes that may have occurred since that    Board concluded that AIM continues to be
performance, fees and expenses of their      date, including but not                      responsive to the Board's focus
assigned funds. The Investments
                                                                                                                         (continued)

AIM HIGH YIELD FUND

on fund performance. Although the            affiliates. The Board also reviewed with     for the Fund and may therefore benefit
independent written evaluation of the        AIM the methodology used to prepare the      Fund shareholders. The Board concluded
Fund's Senior Officer (discussed below)      profitability information. The Board         that AIM's soft dollar arrangements were
only considered Fund performance through     considered the overall profitability of      appropriate. The Board also concluded
the most recent calendar year, the Board     AIM, as well as the profitability of AIM     that, based on their review and
also reviewed more recent Fund performance   in connection with managing the Fund. The    representations made by AIM, these
and this review did not change their         Board noted that AIM continues to operate    arrangements were consistent with
conclusions.                                 at a net profit, although increased          regulatory requirements.
                                             expenses in recent years have reduced the
C. ADVISORY FEES AND FEE WAIVERS             profitability of AIM and its affiliates.        The Board considered the fact that the
                                             The Board concluded that the Fund's          Fund's uninvested cash and cash collateral
The Board compared the Fund's contractual    advisory fees were fair and reasonable,      from any securities lending arrangements
advisory fee rate to the contractual         and that the level of profits realized by    may be invested in money market funds
advisory fee rates of funds in the Fund's    AIM and its affiliates from providing        advised by AIM pursuant to procedures
Lipper peer group that are not managed by    services to the Fund was not excessive in    approved by the Board. The Board noted
AIM, at a common asset level and as of the   light of the nature, quality and extent of   that AIM will receive advisory fees from
end of the past calendar year. The Board     the services provided. The Board             these affiliated money market funds
noted that the Fund's advisory fee rate      considered whether AIM is financially        attributable to such investments, although
was comparable to the median advisory fee    sound and has the resources necessary to     AIM has contractually agreed to waive the
rate of its peers. The Board also reviewed   perform its obligations under the Fund's     advisory fees payable by the Fund with
the methodology used by Lipper and noted     advisory agreement, and concluded that AIM   respect to its investment of uninvested
that the contractual fee rates shown by      has the financial resources necessary to     cash in these affiliated money market
Lipper include any applicable long-term      fulfill these obligations.                   funds through at least June 30, 2008. The
contractual fee waivers. The Board also                                                   Board considered the contractual nature of
compared the Fund's contractual advisory     F. INDEPENDENT WRITTEN EVALUATION OF THE     this fee waiver and noted that it remains
fee rate to the contractual advisory fee        FUND'S SENIOR OFFICER                     in effect until at least June 30, 2008.
rates of other clients of AIM and its                                                     The Board concluded that the Fund's
affiliates with investment strategies        The Board noted that, upon their             investment of uninvested cash and cash
comparable to those of the Fund, including   direction, the Senior Officer of the Fund,   collateral from any securities lending
one mutual fund advised by AIM and one       who is independent of AIM and AIM's          arrangements in the affiliated money
offshore fund advised and sub-advised by     affiliates, had prepared an independent      market funds is in the best interests of
AIM affiliates. The Board noted that the     written evaluation to assist the Board in    the Fund and its shareholders.
Fund's rate was: (i) below the rate for      determining the reasonableness of the
the mutual fund; and (ii) below the          proposed management fees of the AIM Funds,
advisory fee rate for the offshore fund.     including the Fund. The Board noted that
                                             they had relied upon the Senior Officer's
   The Board noted that AIM has not          written evaluation instead of a
proposed any advisory fee waivers or         competitive bidding process. In
expense limitations for the Fund. The        determining whether to continue the Fund's
Board concluded that it was not necessary    advisory agreement, the Board considered
at this time to discuss with AIM whether     the Senior Officer's written evaluation.
to implement any such waivers or expense
limitations.                                 G. COLLATERAL BENEFITS TO AIM AND ITS
                                                AFFILIATES
   After taking account of the Fund's
contractual advisory fee rate, as well as    The Board considered various other
the comparative advisory fee information     benefits received by AIM and its
discussed above, the Board concluded that    affiliates resulting from AIM's
the Fund's advisory fees were fair and       relationship with the Fund, including the
reasonable.                                  fees received by AIM and its affiliates
                                             for their provision of administrative,
D. ECONOMIES OF SCALE AND BREAKPOINTS        transfer agency and distribution services
                                             to the Fund. The Board considered the
The Board considered the extent to which     performance of AIM and its affiliates in
there are economies of scale in AIM's        providing these services and the
provision of advisory services to the        organizational structure employed by AIM
Fund. The Board also considered whether      and its affiliates to provide these
the Fund benefits from such economies of     services. The Board also considered that
scale through contractual breakpoints in     these services are provided to the Fund
the Fund's advisory fee schedule or          pursuant to written contracts which are
through advisory fee waivers or expense      reviewed and approved on an annual basis
limitations. The Board noted that the        by the Board. The Board concluded that AIM
Fund's contractual advisory fee schedule     and its affiliates were providing these
includes three breakpoints and that the      services in a satisfactory manner and in
level of the Fund's advisory fees, as a      accordance with the terms of their
percentage of the Fund's net assets, has     contracts, and were qualified to continue
decreased as net assets increased because    to provide these services to the Fund.
of the breakpoints. Based on this
information, the Board concluded that the       The Board considered the benefits
Fund's advisory fees appropriately reflect   realized by AIM as a result of portfolio
economies of scale at current asset          brokerage transactions executed through
levels. The Board also noted that the Fund   "soft dollar" arrangements. Under these
shares directly in economies of scale        arrangements, portfolio brokerage
through lower fees charged by third party    commissions paid by the Fund and/or other
service providers based on the combined      funds advised by AIM are used to pay for
size of all of the AIM Funds and             research and execution services. The Board
affiliates.                                  noted that soft dollar arrangements shift
                                             the payment obligation for the research
E. PROFITABILITY AND FINANCIAL RESOURCES     and executions services from AIM to the
   OF AIM                                    funds and therefore may reduce AIM's
                                             expenses. The Board also noted that
The Board reviewed information from AIM      research obtained through soft dollar
concerning the costs of the advisory and     arrangements may be used by AIM in making
other services that AIM and its affiliates   investment decisions
provide to the Fund and the profitability
of AIM and its affiliates in providing
these services. The Board also reviewed
information concerning the financial
condition of AIM and its

AIM High Yield Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Qualified Dividend Income*                           0.66%
         Corporate Dividends Received Deduction*              0.66%




       * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                         33.50%




       ** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2006, January 31, 2007, April 30, 2007 and July 31, 2007 were 99.20%, 96.93%, 99.79%, and 96.56%, respectively.

AIM High Yield Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); CompuDyne
                                             Corporation (provider of products and
                                             services to the public security market);
                                             and Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1990       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM High Yield Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director, Vice
                                             President and General Counsel, Fund
                                             Management Company; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President and General Counsel, Liberty
                                             Financial Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Chief Investment Officer
                                             and Executive Vice President, AIM Funds
                                             Management Inc. d/b/a AIM Trimark
                                             Investments; Senior Vice President and
                                             Head of Equity Investments, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark--
                                             Formerly: Director, Trimark Trust and
                                             A I M Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., INVESCO
                                             Private Capital Investments, Inc.
                                             (holding company), INVESCO Private
                                             Capital, Inc. (registered investment
                                             advisor) and INVESCO Senior Secured
                                             Management, Inc. (registered investment
                                             advisor); and Vice President, A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management
                                             Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                            [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund     FUND HOLDINGS AND PROXY VOTING INFORMATION
and account information via e-mail. Once your
quarterly statements,tax forms,fund reports,and     The Fund provides a complete list of its holdings four times in each fiscal
prospectuses are available,we will send you an      year, at the quarter-ends. For the second and fourth quarters, the lists appear
e-mail notification containing links to these       in the Fund's semiannual and annual reports to shareholders. For the first and
documents. For security purposes,you will need to   third quarters,the Fund files the lists with the Securities and Exchange
log in to your account to view your statements      Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
and tax forms.                                      available at AIMinvestments.com. From our home page, click on Products &
                                                    Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
WHY SIGN UP?                                        drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
Register for eDelivery to:                          Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
o  save your Fund the cost of printing and          Reference Room, including information about duplicating fee charges,by calling
   postage.                                         202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and
o  reduce the amount of paper you receive.          033-39519.

o  gain access to your documents faster by not      A description of the policies and procedures that the Fund uses to determine how
   waiting for the mail.                            to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on
o  view your documents online anytime at your       the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on
   convenience.                                     AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.
o  save the documents to your personal computer
   or print them out for your records.              Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web
HOW DO I SIGN UP?                                   site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next,select the Fund from the
It's easy. Just follow these simple steps:          drop-down menu. The information is also available on the SEC Web site, sec.gov.

1. Log in to your account.                          If used after October 20, 2007, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
2. Click on the "Service Center" tab.               recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
3. Select "Register for eDelivery" and complete
   the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    HYI-AR-1             A I M Distributors,Inc.

                              [AIM INVESTMENTS LOGO]
                            --REGISTERED TRADEMARK--

                                 AIM INCOME FUND
                  Annual Report to Shareholders o July 31, 2007

                              [COVER GLOBE IMAGE]

FIXED INCOME

Intermediate-Term Taxable
Investment Grade

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   16
Notes to Financial Statements ............   19
Financial Highlights .....................   28
Auditor's Report .........................   33
Fund Expenses ............................   34
Approval of Advisory Agreement ...........   35
Tax Information ..........................   37
Trustees and Officers ....................   38

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]   [GRAPHIC]
[DOMESTIC    [FIXED
 EQUITY]     INCOME]

 [GRAPHIC]   [GRAPHIC]     [GRAPHIC]
  [TARGET     [TARGET    [DIVERSIFIED
   RISK]     MATURITY]    PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM INCOME FUND

                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers
    [TAYLOR                                  questions you may have about your investment.
    PHOTO]
                                                Despite a significant, albeit short-lived, stock market sell-off in late
   Philip Taylor                             February and early March--and a more severe stock market decline that began in
                                             July--major stock market indexes in the United States and abroad generally performed well for the 12 months ended July 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas;
                                             strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money as easily, the economy tends to slow.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o  Domestic, global and international equity funds

                                             o  Taxable and tax-exempt fixed-income funds

                                             o  Allocation portfolios, with risk/return characteristics to match your needs

                                             o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             IN CONCLUSION

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals.
                                             We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM INCOME FUND

                                             DEAR FELLOW SHAREHOLDERS:

                                             In overseeing the management of the AIM family of funds on your behalf, your
                                             Board of Trustees of the AIM Funds continues to focus on improved investment
   [CROCKETT                                 performance, reduced shareholder costs, and high ethical standards. Since my
     PHOTO]                                  last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of
                                             AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given
Bruce L. Crockett                            more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results.
                                             While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email
                                             (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM INCOME FUND

MANAGEMENT'S DISCUSSION                                                                      We consider selling a bond when:
OF FUND PERFORMANCE
=======================================================================================   o It becomes fully valued.

PERFORMANCE SUMMARY                                                                       o Overall market and economic trends
                                                                                          indicate that sector emphasis should be
For the fiscal year ended July 31,2007,Class A Shares of AIM Income Fund,excluding        changed.
sales charges,underperformed its broad market and style-specific indexes.(1) During the
past several months subprime mortgage problems and housing sector weakness put downward   o Fundamentals, such as credit quality
price pressure on the credit-sensitive sectors of the bond market,including               ratings, deteriorate for an individual
mortgage-backed securities (MBS). Consequently,the Fund's MBS sector positioning          issuer or a sector.
detracted from performance relative to its broad market and style-specific indexes.
                                                                                          o An unanticipated change occurs involving
   Your Fund's long-term performance appears later in this report.                        an individual issuer or sector

FUND VS. INDEXES                                                                          MARKET CONDITIONS AND YOUR FUND

Total returns,7/31/06-7/31/07, excluding applicable sales charges. If sales charges       The U.S. economy strengthened in the
were included, returns would be lower.                                                    second quarter of 2007 with gross domestic
                                                                                          product (GDP) expanding at a preliminary
Class A Shares                                                                    4.71%   4.0% annual rate, the highest level in the
Class B Shares                                                                    3.93    last five quarters.(2) Growth was driven
Class C Shares                                                                    3.93    by exports, government spending, business
Class R Shares                                                                    4.27    investment and commercial construction. By
Investor Class Shares                                                             4.71    the end of July, core inflation, as
Lehman Brothers U.S. Aggregate Bond Index(1) (Broad Market Index)                 5.58    measured by the consumer price index
Lehman Brothers U.S. Credit Index(1) (Style-Specific Index)                       5.53    (CPI), excluding food and energy, slipped
Lipper BBB Rated Funds Index1 (Peer Group Index)                                  5.70    to a 2.2% annualized rate for the fiscal
                                                                                          year, raising hopes that overall inflation
SOURCE: (1) LIPPER INC.                                                                   could ease.(3)
=======================================================================================
                                                                                             Wrapping up a two-day meeting on June
HOW WE INVEST                                markets, high yield debt and convertible     28, 2007, the U.S. Federal Reserve Board
                                             corporate bonds. We make allocation          (the Fed) reiterated its belief that
We seek to provide consistent returns        decisions based on performance and           inflation still remains the greatest
while minimizing risk. Our security          valuations among the different areas of      threat to the economy. As a result, the
selection process involves both top-down     the bond market. Our focus is on bonds       Fed unanimously decided to hold the
analysis, which takes into account overall   that we believe are attractively valued      federal funds target rate at 5.25%, where
economic and market trends, and bottom-up    relative to the rest of the bond market.     it has been since June 2006.(4)
analysis, which includes an evaluation of
individual bond issuers.                        In evaluating the credit quality of a        In the fixed income market, subprime
                                             security, we use input from various rating   lending issues began to impact
   We look for potential investments in      agencies and Wall Street fixed-income and    credit-sensitive segments of the market,
all sectors of the bond market--domestic     equity analysts, and conduct our own         including the high yield and bank loan
and foreign governments, U.S. corporate      internal credit analysis.                    markets. The magnitude of the problem was
bonds, mortgages, asset-backed securities,                                                enhanced by a lack of liquidity, as
money                                                                                     lenders began demanding more stringent
                                                                                          terms and enhanced covenant protection.

                                                                                                                         (continued)

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP FIXED INCOME ISSUERS                     TOTAL NET ASSETS

By industry

Other Diversified Financial Services 15.1%   Federal National Mortgage                    Total Net Assets           $534.95 million
                                              Association (FNMA)                  10.9%
Federal National Mortgage                                                                 Total Number of Holdings               311
 Association (FNMA)                  10.9    Ford Motor Credit Co. LLC             4.7

Diversified Banks                     8.3    Residential Capital LLC               2.4    The Fund's holdings are subject to change,
                                                                                          and there is no assurance that the Fund
Property & Casualty Insurance         7.1    Verizon Virginia Inc.                 2.1    will continue to hold any particular
                                                                                          security.
Consumer Finance                      6.5    Oil Insurance Ltd.                    2.0

Integrated Telecommunication Services 6.5    Student Loan Marketing Association    1.9

Broadcasting & Cable TV               6.2    First American Capital Trust I        1.9

Wireless Telecommunication Services   4.3    Patrons' Legacy, 2004-1               1.8

Regional Banks                        3.7    Citicorp Lease Pass-Through Trust     1.6

Other Industries Less Than 3%        41.0    Nextel Communications, Inc.           1.6

Other Assets Less Liabilities        (9.6)

==========================================   ==========================================   ==========================================

AIM INCOME FUND

   For the fiscal year, investment-grade     contribution from corporate bonds was                   Jan H. Friedli
corporate bonds, as represented by the       offset by losses generated from our          [FRIEDLI   Senior portfolio manager,is
Lehman Brothers U.S. Credit Index, posted    security selection in insurance-related      PHOTO]     lead manager of AIM Income
solid returns, as they benefited from        bonds.                                                  Fund. He began his investment
continued demand during the first part of                                                            career in 1990 and joined AIM
the period, strong company earnings and         Fundamentals generally remained a         in 1999. Mr. Friedli graduated cum laude
stable credit fundamentals.(5) However,      bright spot with the U.S. high yield         from Villanova University with a Bachelor
rising yields in May and June had a          market benefiting from good credit           of Science degree in computer science and
predictable effect on bond prices,           performance with a historically low          earned an M.B.A. from the University of
reversing most of the gains generated        default rate, despite June and July          Chicago.
during the first four months of 2007.(6)     weaknesses associated with the subprime
                                             lending. As a result, our strategy of
   Despite losses in June and July, the      overweighting high yield sector benefited               Peter Ehret
high yield market also delivered strong      performance for the period relative to the   [EHRET     Chartered Financial
performance over the fiscal year,            benchmark.(5)                                PHOTO]     Analyst,senior portfolio
outperforming investment-grade issues.(5)                                                            manager,is manager of AIM
Lower-quality high yield securities, those      The Fund maintained a small position in              Income Fund. He joined AIM in
rated CCC and lower, were the best           MBS as we believed higher-coupon mortgage    2001. Mr. Ehret graduated cum laude with a
performing issues within the high yield      bonds offered attractive yields and          B.S. in economics from the University of
universe for the fiscal year.(5)             relatively small prepayment risk by          Minnesota. He also earned an M.S. in real
                                             historical standards. Despite stronger       estate appraisal and investment analysis
   Reflective of our belief that the Fed     performance of higher-coupon mortgage        from the University of WisconsinMadison.
would focus on managing inflation            bonds relative to lower-coupon MBS over
expectations and keep interest rates         the fiscal year, the Fund's exposure to                 Brendan D. Gau
unchanged throughout the first part of       MBS had a negative impact on performance     [GAU       Chartered Financial
2007, we tactically traded duration          relative to its benchmark.(5)                PHOTO]     Analyst,portfolio manager,is
focusing on the shorter end of the yield                                                             manager of AIM Income Fund. He
curve. Duration is a measure of a bond's        In the international non-dollar sector,              joined AIM in 1996. Mr. Gau
sensitivity to interest rate changes.        we had a small position in Europe via U.K.   earned a Bachelor of Arts degree in
Shorter duration bonds tend to be less       government bonds and non-dollar futures.     mathematics, physics and economics from
sensitive to interest rate changes.          As the U.S. dollar continued to depreciate   Rice University.
                                             against the British pound throughout the
   We primarily used two- and five-year      fiscal year, our holdings in the U.K.                   Carolyn L. Gibbs
U.S. Treasury Note futures contracts to      detracted from performance.(7) In            [GIBBS     Chartered Financial Analyst,
maintain a defensive to neutral duration     addition, we also maintained a small         PHOTO]     senior portfolio manager,is
postioning as bond yields fluctuated         exposure to Japan. However, by the end of               manag- er of AIM Income Fund.
across all maturity ranges. Our              2006, the Japanese yen depreciated                      She joined AIM in 1992. Ms.
conservative approach to duration            relative to the U.S. dollar.(7) Our          Gibbs is a Phi Beta Kappa graduate of
management had no significant impact on      position in Japan was partially hedged       Texas Christian University, where she
performance, as Treasury yields across all   during the first part of the fiscal year;    earned a B.A. in English. She also earned
maturities had declined by the end of the    therefore this strategy had no significant   an M.B.A. from the Wharton School at the
fiscal year.(6) In our view, gaining         impact on performance. Based on our          University of Pennsylvania.
exposure to the U.S. Treasury market         evaluations, we exited both non-dollar
through U.S. Treasury futures is a more      positions within the first few months of                Darren S. Hughes
effective way to employ the Fund's cash      2007 due to limited opportunities            [HUGHES    Chartered Financial
for duration management purposes versus      available.                                   PHOTO]     Analyst,portfolio manager,is
buying actual bonds.                                                                                 manager of AIM Income Fund. He
                                             Sources: (2)Bureau of Economic Analysis;                joined AIM in 1992. Mr. Hughes
   The yield curve was inverted for much     (3)Bureau of Labor Statistics; (4)U.S.       earned a B.B.A. in finance and economics
of 2006 and then steepened considerably by   Federal Reserve Board; (5)Lehman Brothers    from Baylor University.
the end of the fiscal year as the yields     Inc; (6)U.S. Treasury; (7)Bank for
on two- and five-year U.S. Treasury notes    International Settlements                    Assisted by the Taxable Investment Grade
closed lower than the yield on 10-year                                                    Bond and Taxable High Yield Teams.
Treasury securities.(6) The Fund was         The views and opinions expressed in
positioned in anticipation of a slight       management's discussion of Fund
steepening of the yield curve over the       performance are those of A I M Advisors,
medium to long-term. As longer-dated bond    Inc. These views and opinions are subject
yields fell by less than shorter-dated       to change at any time based on factors
bond yields over the fiscal year, the        such as market and economic conditions.
Fund's yield curve structure positively      These views and opinions may not be relied
impacted performance.(6)                     upon as investment advice or
                                             recommendations, or as an offer for a
   Throughout the fiscal year, we remained   particular security. The information is
invested in investment-grade corporate       not a complete analysis of every aspect of
bonds. Strategically positioning the         any market, country, industry, security or
Fund's portfolio in this sector of the       the Fund. Statements of fact are from
bond market, we gradually reduced our        sources considered reliable, but A I M
exposure to corporate bonds within the       Advisors, Inc. makes no representation or
insurance industry by selling                warranty as to their completeness or
underperforming issues. As a result, a       accuracy. Although historical performance
positive                                     is no guarantee of future results, these
                                             insights may help you understand our
                                             investment management philosophy.

                                                See important Fund and index
                                                disclosures later in this report.

AIM INCOME FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee               This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable sales   effective than other types of charts in
charges, Fund expenses and management        illustrating changes in value during the
fees. Index results include reinvested       early years shown in the chart. The
dividends, but they do not reflect sales     vertical axis, the one that indicates the
charges. Performance of an index of funds    dollar value of an investment, is
reflects fund expenses and management        constructed with each segment representing
fees; performance of a market index does     a percent change in the value of the
not. Performance shown in the chart and      investment. In this chart, each segment
table(s) does not reflect deduction of       represents a doubling, or 100% change, in
taxes a shareholder would pay on Fund        the value of the investment. In other
distributions or sale of Fund shares.        words, the space between $5,000 and
Performance of the indexes does not          $10,000 is the same size as the space
reflect the effects of taxes.                between $10,000 and $20,000.

====================================================================================================================================

Continued from page 8

the net asset values for shareholder         o Industry classifications used in this      o The Chartered Financial Analyst
transactions and the returns based on        report are generally according to the        --REGISTERED TRADEMARK-- (CFA --REGISTERED
those net asset values may differ from the   Global Industry Classification Standard,     TRADEMARK--) designation is a globally
net asset values and returns reported in     which was developed by and is the            recognized standard for measuring the
the Financial Highlights.                    exclusive property and a service mark of     competence and integrity of investment
                                             Morgan Stanley Capital International Inc.    professionals.
                                             and Standard & Poor's.

================================================================================

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
Fund and index data from 7/31/97

          AIM Income Fund      Lehman Brothers       Lehman Brothers U.S.    Lipper BBB Rated
  Date    -Class A Shares   U.S. Credit index(1)   Aggregate Bond Index(1)    Funds Index(1)

7/31/97        $ 9525              $10000                   $10000                $10000
   8/97          9375                9852                     9915                  9868
   9/97          9652               10025                    10061                 10041
  10/97          9727               10152                    10207                 10143
  11/97          9802               10209                    10254                 10193
  12/97          9941               10317                    10357                 10302
   1/98         10099               10440                    10490                 10434
   2/98         10142               10436                    10482                 10430
   3/98         10231               10475                    10518                 10483
   4/98         10262               10541                    10573                 10528
   5/98         10352               10666                    10673                 10618
   6/98         10383               10745                    10764                 10695
   7/98         10378               10735                    10787                 10687
   8/98         10168               10785                    10962                 10609
   9/98         10345               11135                    11219                 10828
  10/98         10121               10963                    11160                 10695
  11/98         10447               11169                    11223                 10892
  12/98         10433               11202                    11257                 10919
   1/99         10602               11313                    11337                 11014
   2/99         10334               11044                    11139                 10776
   3/99         10417               11122                    11201                 10896
   4/99         10500               11155                    11236                 10974
   5/99         10278               11006                    11138                 10826
   6/99         10209               10948                    11103                 10769
   7/99         10179               10888                    11055                 10715
   8/99         10109               10861                    11050                 10675
   9/99         10143               10979                    11178                 10767
  10/99         10059               11030                    11219                 10788
  11/99         10093               11041                    11218                 10814
  12/99         10127               10983                    11164                 10797
   1/00         10082               10944                    11128                 10765
   2/00         10198               11046                    11262                 10898
   3/00         10165               11140                    11411                 10998
   4/00          9915               11042                    11378                 10865
   5/00          9705               11001                    11373                 10782
   6/00          9961               11277                    11609                 11055
   7/00          9955               11414                    11715                 11102
   8/00         10047               11562                    11885                 11305
   9/00         10026               11623                    11959                 11337
  10/00          9894               11634                    12038                 11300
  11/00          9846               11785                    12235                 11405
  12/00         10012               12014                    12462                 11644
   1/01         10293               12343                    12666                 11926
   2/01         10373               12450                    12776                 12043
   3/01         10248               12527                    12841                 12036
   4/01         10107               12482                    12787                 11970
   5/01         10183               12597                    12864                 12078
   6/01         10155               12661                    12913                 12092
   7/01         10395               12991                    13202                 12366
   8/01         10500               13165                    13353                 12515
   9/01         10318               13146                    13508                 12408
  10/01         10577               13472                    13791                 12671
  11/01         10498               13355                    13601                 12589
  12/01         10370               13263                    13515                 12512
   1/02         10426               13376                    13624                 12580
   2/02         10357               13477                    13756                 12640
   3/02         10241               13228                    13527                 12475
   4/02         10361               13412                    13790                 12665
   5/02         10386               13590                    13907                 12766
   6/02         10268               13612                    14027                 12706
   7/02          9973               13605                    14196                 12642
   8/02         10191               13957                    14436                 12898
   9/02         10310               14222                    14670                 13014
  10/02         10138               14057                    14603                 12921
  11/02         10321               14240                    14599                 13107
  12/02         10603               14659                    14901                 13412
   1/03         10688               14707                    14913                 13501
   2/03         10872               15001                    15120                 13728
   3/03         10906               15012                    15108                 13752
   4/03         11157               15290                    15233                 14029
   5/03         11529               15772                    15517                 14397
   6/03         11546               15733                    15486                 14415
================================================================================

                                                         SOURCE: (1) LIPPER INC.

================================================================================

                                [MOUNTAIN CHART]

   7/03         11105               15062                    14965                 13924
   8/03         11192               15180                    15065                 14034
   9/03         11552               15710                    15463                 14466
  10/03         11483               15543                    15319                 14409
  11/03         11552               15614                    15356                 14508
  12/03         11709               15789                    15512                 14719
   1/04         11844               15948                    15637                 14853
   2/04         11937               16149                    15806                 14985
   3/04         12025               16305                    15924                 15088
   4/04         11721               15791                    15510                 14703
   5/04         11684               15680                    15448                 14591
   6/04         11718               15746                    15535                 14677
   7/04         11842               15940                    15689                 14831
   8/04         12085               16317                    15989                 15132
   9/04         12146               16408                    16032                 15226
  10/04         12254               16567                    16166                 15376
  11/04         12192               16401                    16037                 15325
  12/04         12302               16615                    16185                 15500
   1/05         12396               16747                    16287                 15582
   2/05         12360               16648                    16191                 15557
   3/05         12249               16441                    16107                 15382
   4/05         12402               16661                    16325                 15508
   5/05         12563               16895                    16502                 15669
   6/05         12669               17029                    16592                 15802
   7/05         12583               16858                    16441                 15728
   8/05         12748               17114                    16652                 15924
   9/05         12598               16858                    16480                 15765
  10/05         12469               16674                    16350                 15628
  11/05         12534               16775                    16422                 15693
  12/05         12658               16940                    16578                 15847
   1/06         12664               16906                    16579                 15904
   2/06         12730               16981                    16634                 15978
   3/06         12577               16743                    16471                 15803
   4/06         12503               16681                    16441                 15793
   5/06         12509               16652                    16424                 15754
   6/06         12537               16677                    16458                 15757
   7/06         12707               16923                    16681                 15975
   8/06         12899               17236                    16936                 16266
   9/06         13050               17429                    17085                 16427
  10/06         13124               17568                    17198                 16570
  11/06         13265               17816                    17398                 16800
  12/06         13161               17662                    17297                 16683
   1/07         13140               17658                    17290                 16706
   2/07         13437               18015                    17556                 17029
   3/07         13417               17928                    17557                 16967
   4/07         13508               18058                    17651                 17120
   5/07         13389               17881                    17518                 17012
   6/07         13325               17797                    17466                 16907
   7/07         13316               17858                    17611                 16885
================================================================================

AIM INCOME FUND

==========================================   ==========================================   NET ASSET VALUE AND THE EFFECT OF THE
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 MAXIMUM SALES CHARGE UNLESS OTHERWISE
                                                                                          STATED. INVESTMENT RETURN AND PRINCIPAL
As of 7/31/07,including applicable sales     As of 6/30/07,the most recent calendar       VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
charges                                      quarter-end,including applicable sales       A GAIN OR LOSS WHEN YOU SELL SHARES.
                                             charges
CLASS A SHARES                                                                               THE TOTAL ANNUAL FUND OPERATING EXPENSE
Inception (5/3/68)                   6.71%   CLASS A SHARES                               RATIO SET FORTH IN THE MOST RECENT FUND
10 Years                             2.91    Inception (5/3/68)                   6.73%   PROSPECTUS AS OF THE DATE OF THIS REPORT
 5 Years                             4.91    10 Years                             3.28    FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 1 Year                             -0.30     5 Years                             4.34    INVESTOR CLASS SHARES WAS 1.05%, 1.80%,
                                              1 Year                              1.18    1.80%, 1.30% AND 1.05%, RESPECTIVELY. THE
CLASS B SHARES                                                                            EXPENSE RATIOS PRESENTED ABOVE MAY VARY
Inception (9/7/93)                   3.87%   CLASS B SHARES                               FROM THE EXPENSE RATIOS PRESENTED IN OTHER
10 Years                             2.79    Inception (9/7/93)                   3.91%   SECTIONS OF THIS REPORT THAT ARE BASED ON
 5 Years                             4.83    10 Years                             3.15    EXPENSES INCURRED DURING THE PERIOD
 1 Year                             -1.02     5 Years                             4.25    COVERED BY THIS REPORT.
                                              1 Year                              0.50
CLASS C SHARES                                                                               CLASS A SHARE PERFORMANCE REFLECTS THE
Inception (8/4/97)                   2.72%   CLASS C SHARES                               MAXIMUM 4.75% SALES CHARGE, AND CLASS B
 5 Years                             5.13    Inception (8/4/97)                   2.77%   AND CLASS C SHARE PERFORMANCE REFLECTS THE
 1 Year                              2.94     5 Years                             4.59    APPLICABLE CONTINGENT DEFERRED SALES
                                              1 Year                              4.51    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CLASS R SHARES                                                                            CDSC ON CLASS B SHARES DECLINES FROM 5%
10 Years                             3.12%   CLASS R SHARES                               BEGINNING AT THE TIME OF PURCHASE TO 0% AT
 5 Years                             5.63    10 Years                             3.51%   THE BEGINNING OF THE SEVENTH YEAR. THE
 1 Year                              4.27     5 Years                             5.05    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                              1 Year                              6.03    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
INVESTOR CLASS SHARES                                                                     HAVE A FRONT-END SALES CHARGE; RETURNS
10 Years                             3.42%   INVESTOR CLASS SHARES                        SHOWN ARE AT NET ASSET VALUE AND DO NOT
 5 Years                             5.97    10 Years                             3.80%   REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
 1 Year                              4.71     5 Years                             5.39    ON A TOTAL REDEMPTION OF RETIREMENT PLAN
==========================================    1 Year                              6.29    ASSETS WITHIN THE FIRST YEAR. INVESTOR
                                             ==========================================   CLASS SHARES DO NOT HAVE A FRONT-END SALES
CLASS R SHARES' INCEPTION DATE IS JUNE 3,                                                 CHARGE OR A CDSC; THEREFORE, PERFORMANCE
2002. RETURNS SINCE THAT DATE ARE            CLASS A SHARE PERFORMANCE (FOR PERIODS       IS AT NET ASSET VALUE.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    PRIOR TO THE INCEPTION DATE OF INVESTOR
BLENDED RETURNS OF HISTORICAL CLASS R        CLASS SHARES) AT NET ASSET VALUE, WHICH         THE PERFORMANCE OF THE FUND'S SHARE
SHARE PERFORMANCE AND RESTATED CLASS A       RESTATED PERFORMANCE WILL REFLECT THE RULE   CLASSES WILL DIFFER PRIMARILY DUE TO
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      12B-1 FEES APPLICABLE TO CLASS A SHARES      DIFFERENT SALES CHARGE STRUCTURES AND
THE INCEPTION DATE OF CLASS R SHARES) AT     FOR THE PERIOD USING BLENDED RETURNS.        CLASS EXPENSES.
NET ASSET VALUE, ADJUSTED TO REFLECT THE     CLASS A SHARES' INCEPTION DATE IS MAY 3,
HIGHER RULE 12B-1 FEES APPLICABLE TO         1968.                                        ==========================================
CLASS R SHARES. CLASS A SHARES' INCEPTION                                                 FOR A DISCUSSION OF THE RISKS OF INVESTING
DATE IS MAY 3, 1968.                            THE PERFORMANCE DATA QUOTED REPRESENT     IN YOUR FUND AND INDEXES USED IN THIS
                                             PAST PERFORMANCE AND CANNOT GUARANTEE        REPORT, PLEASE TURN THE PAGE.
   INVESTOR CLASS SHARES' INCEPTION DATE     COMPARABLE FUTURE RESULTS; CURRENT           ==========================================
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
DATE ARE HISTORICAL RETURNS. ALL OTHER       VISIT AIMINVESTMENTS.COM FOR THE MOST
RETURNS ARE BLENDED RETURNS OF HISTORICAL    RECENT MONTH-END PERFORMANCE. PERFORMANCE
INVESTOR CLASS SHARE PERFORMANCE AND         FIGURES REFLECT REINVESTED DISTRIBUTIONS,
RESTATED                                     CHANGES IN

AIM INCOME FUND

AIM INCOME FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.

o Unless otherwise stated, information presented in this report is as of July 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          o Foreign securities have additional         fund holding securities of such issuer
                                             risks, including exchange rate changes,      might not be able to recover its
o Class B shares are not available as an     political and economic upheaval, the         investment from the U.S. government.
investment for retirement plans maintained   relative lack of information, relatively
pursuant to Section 401 of the Internal      low market liquidity, and the potential      ABOUT INDEXES USED IN THIS REPORT
Revenue Code, including 401(k) plans,        lack of strict financial and accounting
money purchase pension plans and profit      controls and standards.                      o The LEHMAN BROTHERS U.S. AGGREGATE BOND
sharing plans. Plans that had existing                                                    INDEX COVERS U.S. investment-grade
accounts invested in Class B shares prior    o Interest rate risk refers to the risk      fixed-rate bonds with components for
to September 30, 2003, will continue to be   that bond prices generally fall as           government and corporate securities,
allowed to make additional purchases.        interest rates rise; conversely, bond        mortgage pass-throughs, and asset-backed
                                             prices generally rise as interest rates      securities.
o Class R shares are available only to       fall.
certain retirement plans. Please see the                                                  o The LEHMAN BROTHERS U.S. CREDIT INDEX is
prospectus for more information.             o The Fund may invest in lower quality       an unmanaged index that consists of
                                             debt securities, commonly known as "junk     publicly issued, SEC-registered U.S.
o Investor Class shares are closed to most   bonds." Compared to higher quality debt      corporate and specified foreign debentures
investors. For more information on who may   securities, junk bonds involve greater       and secured notes that meet the specified
continue to invest in Investor Class         risk of default or price changes due to      maturity, liquidity, and quality
shares, please see the prospectus.           changes in credit quality of the issuer      requirements.
                                             because they are generally unsecured and
PRINCIPAL RISKS OF INVESTING IN THE FUND     may be subordinated to other creditors'      o The LIPPER BBB RATED FUNDS INDEX is an
                                             claims. Credit ratings on junk bonds do      equally weighted representation of the
o Credit risk is the risk of loss on an      not necessarily reflect their actual         largest funds in the Lipper BBB Rated
investment due to the deterioration of an    market risk.                                 Funds category. The funds invest at least
issuer's financial health. Such a                                                         65% of assets in corporate and government
deterioration of financial health may        o Leveraging entails risks such as           debt issues rated in the top four grades.
result in a reduction of the credit rating   magnifying changes in the value of the
of the issuer's securities and may lead to   portfolio's securities.                      o The Fund is not managed to track the
the issuer's inability to honor its                                                       performance of any particular index,
contractual obligations, including making    o There is no guarantee that the             including the indexes defined here, and
timely payment of interest and principal.    investment techniques and risk analyses      consequently, the performance of the Fund
                                             used by the Fund's portfolio managers will   may deviate significantly from the
o The Fund may use enhanced investment       produce the desired results.                 performance of the index.
techniques such as derivatives. The
principal risk of derivatives is that the    o The prices of securities held by the       o A direct investment cannot be made in an
fluctuations in their value may not          Fund may decline in response to market       index. Unless otherwise indicated, index
correlate perfectly with the overall         risks.                                       results include reinvested dividends, and
securities markets. Derivatives are                                                       they do not reflect sales charges.
subject to counterparty risk--the risk       o Reinvestment risk is the risk that a       Performance of an index of funds reflects
that the other party will not complete the   bond's cash flows will be reinvested at an   fund expenses; performance of a market
transaction with the Fund.                   interest rate below that on the original     index does not.
                                             bond.
o Investing in developing countries can                                                   OTHER INFORMATION
add additional risk, such as high rates of   o The Fund may invest in obligations
inflation or sharply devalued currencies     issued by agencies and instrumentalities     o The returns shown in the management's
against the U.S. dollar. Transaction costs   of the U.S. government that may vary in      discussion of Fund performance are based
are often higher, and there may be delays    the level of support they receive from the   on net asset values calculated for
in settlement procedures.                    U.S. government. The U.S. government may     shareholder transactions. Generally
                                             choose not to provide financial support to   accepted accounting principles require
                                             U.S. government-sponsored agencies or        adjustments to be made to the net assets
                                             instrumentalities if it is not legally       of the Fund at period end for financial
                                             obligated to do so. In this case, if the     reporting purposes, and as such,
                                             issuer defaulted, the underlying
                                                                                          Continued on page 6
=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 ==========================================
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND         FUND NASDAQ SYMBOLS
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================   Class A Shares                       AMIFX
                                                                                          Class B Shares                       ABIFX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class C Shares                       ACIFX
                                                                                          Class R Shares                       AMIRX
AIMINVESTMENTS.COM                                                                        Investor Class Shares                AIIVX
                                                                                          ==========================================

AIM Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2007


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
BONDS & NOTES-81.51%

AEROSPACE & DEFENSE-0.69%

Systems 2001 Asset Trust LLC (United
  Kingdom)- Series 2001, Class G, Jr. Sec.
  Pass Through Ctfs., (INS-MBIA Insurance
  Corp.) 6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $3,871,732)(a)(b)(c)                         $ 3,525,553   $  3,708,935
=========================================================================

AIRLINES-0.46%

Southwest Airlines Co., Unsec. Deb., 7.38%,
  03/01/27(a)                                    2,310,000      2,439,129
=========================================================================

ALTERNATIVE CARRIERS-0.17%

Level 3 Financing Inc., Sr. Unsec. Gtd.
  Unsub. Global Notes, 9.25%, 11/01/14(a)          920,000        887,800
=========================================================================

ALUMINUM-0.17%

Novelis Inc. (Canada), Sr. Unsec. Gtd. Global
  Notes, 7.25%, 02/15/15(a)                        920,000        933,800
=========================================================================

APPAREL RETAIL-0.29%

Gap Inc. (The), Unsec. Notes, 6.90%,
  09/15/07(a)                                    1,540,000      1,536,920
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.61%

Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost $3,715,292)(a)(b)     3,115,000      3,248,447
=========================================================================

AUTO PARTS & EQUIPMENT-0.24%

Lear Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 8.75%, 12/01/16(a)                        920,000        851,000
-------------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Global Notes,
  8.25%, 08/01/10(a)                               460,000        409,400
=========================================================================
                                                                1,260,400
=========================================================================

BIOTECHNOLOGY-0.95%

Amgen Inc., Sr. Unsec. Notes,
  5.85%, 06/01/17 (Acquired 05/24/07; Cost
  $2,585,934)(a)(b)                              2,590,000      2,552,160
-------------------------------------------------------------------------
  6.38%, 06/01/37 (Acquired 05/24/07; Cost
  $2,587,229)(a)(b)                              2,590,000      2,547,783
=========================================================================
                                                                5,099,943
=========================================================================

BROADCASTING & CABLE TV-5.17%

Clear Channel Communications, Inc., Sr.
  Unsec. Sub. Global Notes, 4.63%,
  01/15/08(a)                                    6,300,000      6,220,053
-------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(a)                                    5,430,000      6,934,816
-------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(a)                            5,660,000      6,741,343
-------------------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  4.38%, 05/01/08 (Acquired 01/25/07; Cost
  $471,480)(a)(b)                                  480,000        476,146
-------------------------------------------------------------------------
  7.88%, 09/15/10 (Acquired 05/02/07; Cost
  $1,604,314)(a)(b)                              1,495,000      1,590,082
-------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

CSC Holdings, Inc.,
  Sr. Unsec. Notes, 7.88%, 12/15/07(a)         $ 1,980,000   $  1,973,822
-------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 7.63%,
  04/01/11(a)                                      645,000        625,650
-------------------------------------------------------------------------
Hearst-Argyle Television Inc., Sr. Unsec.
  Unsub. Notes, 7.00%, 11/15/07(a)               1,705,000      1,710,558
-------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Notes, 10.15%, 05/01/12(a)              1,000,000      1,182,390
-------------------------------------------------------------------------
Univision Communications Inc., Sr. Unsec.
  Gtd. Notes, 3.50%, 10/15/07(a)                   220,000        219,096
=========================================================================
                                                               27,673,956
=========================================================================

BUILDING PRODUCTS-0.63%

American Standard Inc., Sr. Unsec. Gtd.
  Notes, 7.38%, 02/01/08(a)                      2,000,000      2,015,600
-------------------------------------------------------------------------
Masco Corp., Unsec. Notes, 4.63%, 08/15/07(a)    1,370,000      1,369,425
=========================================================================
                                                                3,385,025
=========================================================================

CASINOS & GAMING-0.44%

Harrah's Operating Co., Inc., Floating Rate
  Notes, 5.96%, 02/08/08 (Acquired 03/14/07;
  Cost $380,000)(a)(b)(d)                          380,000        378,871
-------------------------------------------------------------------------
New York Telephone Co., Unsec. Deb.,
  (INS-MBIA Insurance Corp.) 7.00%,
  12/01/33(a)(c)                                 1,990,000      1,988,249
=========================================================================
                                                                2,367,120
=========================================================================

COMMERCIAL PRINTING-0.16%

Quebecor World Capital Corp. (Canada), Sr.
  Notes, 8.75%, 03/15/16 (Acquired 01/11/07;
  Cost $906,200)(a)(b)                             920,000        848,700
=========================================================================

COMPUTER & ELECTRONICS RETAIL-0.52%

RadioShack Corp., Unsec. Notes, 6.95%,
  09/01/07(a)                                    2,800,000      2,804,452
=========================================================================

CONSUMER FINANCE-6.50%

Capital One Capital III, Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(a)                             3,130,000      3,021,984
-------------------------------------------------------------------------
Ford Motor Credit Co. LLC, Sr. Unsec. Notes,
  4.95%, 01/15/08(a)                            11,530,000     11,378,842
-------------------------------------------------------------------------
  6.63%, 06/16/08(a)                             2,760,000      2,726,024
-------------------------------------------------------------------------
  8.00%, 12/15/16(a)                             2,770,000      2,583,274
-------------------------------------------------------------------------
  Unsec. Floating Rate Medium Term Notes,
  6.19%, 09/28/07(a)(d)                          8,470,000      8,429,320
-------------------------------------------------------------------------
General Motors Acceptance Corp., Series GM,
  Sr. Unsec. Unsub. Medium Term Notes, 6.31%,
  11/30/07(a)                                    5,540,000      5,531,746
-------------------------------------------------------------------------

AIM Income Fund


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Sears Roebuck Acceptance, Unsec. Notes,
  6.70%, 09/18/07(a)                           $   125,000   $    125,169
-------------------------------------------------------------------------
SLM Corp., Unsec. Floating Rate Medium Term
  Notes, 5.33%, 04/14/08(d)                      1,000,000        988,750
=========================================================================
                                                               34,785,109
=========================================================================

DEPARTMENT STORES-0.17%

JC Penney Corp. Inc.-Series A, Medium Term
  Notes, 6.50%, 12/15/07(a)                        900,000        903,420
=========================================================================

DIVERSIFIED BANKS-8.34%

Bangkok Bank PCL (Hong Kong),
  Unsec. Sub. Notes, 9.03%, 03/15/29
  (Acquired 04/21/05-05/11/06; Cost
  $5,496,246)(a)(b)                              4,465,000      5,385,504
-------------------------------------------------------------------------
BankAmerica Institutional-Series A, Unsec.
  Gtd. Trust Pfd. Bonds, 8.07%, 12/31/26
  (Acquired 02/15/06-09/26/06; Cost
  $2,493,941)(a)(b)                              2,380,000      2,485,791
-------------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain), Unsec. Gtd. Unsub. Notes, 5.92%
  (Acquired 03/22/07; Cost
  $2,680,000)(a)(b)(e)                           2,680,000      2,553,450
-------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.85%, 06/01/27
  (Acquired 05/22/03-11/22/04; Cost
  $6,116,283)(a)(b)                              4,840,000      5,075,902
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.23%, 02/01/27(a)         3,790,000      3,962,710
-------------------------------------------------------------------------
First Union Capital I- Series A, Gtd. Trust
  Pfd. Capital Securities, 7.94%, 01/15/27(a)    5,000,000      5,217,850
-------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-Series
  1, Unsec. Sub. Floating Rate Euro Notes,
  5.69%(a)(d)(e)                                 2,300,000      2,028,605
-------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(a)(e)                                    1,070,000      1,117,012
-------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.56%, 08/29/87(a)(d)          2,700,000      2,205,139
-------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.63%(a)(d)(e)                3,270,000      2,823,831
-------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(a)                             2,080,000      2,533,690
-------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes,
  6.50%, 08/11/08(a)                             1,350,000      1,356,124
-------------------------------------------------------------------------
RBS Capital Trust III, Jr. Gtd. Sub. Trust
  Pfd. Global Notes, 5.51%(a)(e)                 1,350,000      1,280,434
-------------------------------------------------------------------------
Republic New York Corp., Gtd. STOPS, 7.53%,
  12/04/26(a)                                      500,000        520,490
-------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(a)(e)            3,200,000      3,290,566
-------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.11%, 09/21/07 (Acquired 12/14/05;
  Cost $2,790,000)(a)(b)(d)                      2,790,000      2,791,179
=========================================================================
                                                               44,628,277
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


DIVERSIFIED CHEMICALS-0.05%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  01/26/07; Cost $276,557)(a)(b)               $   275,000   $    276,488
=========================================================================

DIVERSIFIED METALS & MINING-0.21%

Reynolds Metals Co., Medium Term Notes,
  7.00%, 05/15/09(a)                             1,100,000      1,118,656
=========================================================================

ELECTRIC UTILITIES-0.58%

Commonwealth Edison Co.-Series 99, Sec. First
  Mortgage Bonds, 3.70%, 02/01/08(a)               120,000        118,817
-------------------------------------------------------------------------
Entergy Gulf States Inc., Sec. Floating Rate
  First Mortgage Bonds, 6.11%, 12/08/08
  (Acquired 03/19/07; Cost $200,286)(a)(b)(d)      200,000        200,088
-------------------------------------------------------------------------
Ipalco Enterprises Inc., Sr. Sec. Global
  Notes, 8.38%, 11/14/08(a)                         25,000         25,125
-------------------------------------------------------------------------
Tenaska Alabama Partners L.P., Sr. Sec.
  Notes, 7.00%, 06/30/21 (Acquired
  05/03/07-05/21/07; Cost $1,502,613)(a)(b)      1,461,181      1,446,569
-------------------------------------------------------------------------
Westar Energy, Inc., Sr. Unsec. Notes, 7.13%,
  08/01/09(a)                                    1,292,000      1,327,582
=========================================================================
                                                                3,118,181
=========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.40%

Waste Management Inc., Unsec. Deb., 8.75%,
  05/01/18(a)                                    7,300,000      7,480,748
=========================================================================

FOOD RETAIL-0.30%

Safeway Inc.,
  Sr. Unsec. Floating Rate Notes, 5.71%,
  03/27/09(a)(d)                                   615,000        615,856
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.00%, 09/15/07(a)             993,000        994,331
=========================================================================
                                                                1,610,187
=========================================================================

GENERAL MERCHANDISE STORES-0.64%

Pantry, Inc. (The), Sr. Gtd. Sub. Global
  Notes, 7.75%, 02/15/14(a)                        920,000        871,700
-------------------------------------------------------------------------
Target Corp., Sr. Unsec. Notes, 5.38%,
  05/01/17(a)                                    2,690,000      2,559,938
=========================================================================
                                                                3,431,638
=========================================================================

HEALTH CARE SERVICES-0.50%

Orlando Lutheran Towers Inc., Bonds, 7.75%,
  07/01/11(a)                                    1,140,000      1,131,963
-------------------------------------------------------------------------
  8.00%, 07/01/17                                1,525,000      1,555,500
=========================================================================
                                                                2,687,463
=========================================================================

HOMEBUILDING-0.98%

D.R. Horton Inc., Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07(a)                               300,000        300,675
-------------------------------------------------------------------------
  8.00%, 02/01/09(a)                             2,725,000      2,704,481
-------------------------------------------------------------------------
  7.88%, 08/15/11(a)                             2,200,000      2,217,820
=========================================================================
                                                                5,222,976
=========================================================================

AIM Income Fund


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.52%

TXU Energy Co. LLC, Sr. Unsec. Floating Rate
  Notes, 5.86%, 09/16/08 (Acquired 03/13/07;
  Cost $2,770,000)(a)(b)(d)                    $ 2,770,000   $  2,771,239
=========================================================================

INTEGRATED OIL & GAS-1.99%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(a)                                    4,185,000      4,320,008
-------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Unsec. Sub. Yankee
  Bonds, 8.90%, 08/15/28(a)                      6,000,000      6,304,200
=========================================================================
                                                               10,624,208
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.53%

CenturyTel, Inc.-Series F, Sr. Unsec. Notes,
  6.30%, 01/15/08(a)                             2,290,000      2,296,091
-------------------------------------------------------------------------
Embarq Corp., Sr. Unsec. Notes,
  7.08%, 06/01/16(a)                             1,850,000      1,852,646
-------------------------------------------------------------------------
  8.00%, 06/01/36(a)                             4,620,000      4,568,256
-------------------------------------------------------------------------
GTE California Inc.-Series G, Unsec. Deb.,
  5.50%, 01/15/09(a)                               920,000        923,229
-------------------------------------------------------------------------
Pacific Bell, Unsec. Deb., (INS-MBIA
  Insurance Corp.) 7.38%, 07/15/43(a)(c)         4,620,000      4,846,426
-------------------------------------------------------------------------
Southwestern Bell Telephone L.P., Unsec.
  Unsub. Deb., 7.20%, 10/15/26(a)                2,460,000      2,543,542
-------------------------------------------------------------------------
Telecom Italia Capital S.A. (Italy), Unsec.
  Gtd. Unsub. Global Notes, 4.00%,
  11/15/08(a)                                    2,190,000      2,145,609
-------------------------------------------------------------------------
Verizon Communications Inc., Sr. Unsec.
  Notes, 6.25%, 04/01/37(a)                      2,810,000      2,707,885
-------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(a)                       1,850,000      1,887,203
-------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(a)                      11,765,000     11,163,926
=========================================================================
                                                               34,934,813
=========================================================================

INTERNET RETAIL-0.92%

Expedia, Inc., Sr. Unsec. Gtd. Putable Global
  Notes, 7.46%, 08/15/13(a)                      4,940,000      4,926,909
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.14%

Bear Stearns Cos. Inc., (The), Floating Rate
  Notes, 5.76%, 07/19/10(a)(d)                   3,160,000      3,155,039
-------------------------------------------------------------------------
Dryden Investor Trust, Bonds, 7.16%, 07/23/08
  (Acquired 04/10/06-01/16/07; Cost
  $317,603)(a)(b)                                  313,095        313,167
-------------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Notes, 6.45%, 06/08/27(a)           5,040,000      4,817,383
-------------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 7.50%,
  08/15/07(a)                                      590,000        590,301
-------------------------------------------------------------------------
Lazard Group LLC, Sr. Unsec. Notes, 6.85%,
  06/15/17 (Acquired 06/18/07; Cost
  $2,567,327)(a)(b)                              2,575,000      2,548,143
=========================================================================
                                                               11,424,033
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


LIFE & HEALTH INSURANCE-1.50%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,314,253)(a)(b)   $ 1,330,000   $  1,364,513
-------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-01/29/04; Cost
  $7,072,349)(a)(b)(c)                           6,000,000      6,652,680
=========================================================================
                                                                8,017,193
=========================================================================

METAL & GLASS CONTAINERS-0.28%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(a)                                    1,485,000      1,496,137
=========================================================================

MOVIES & ENTERTAINMENT-1.45%

News America Holdings Inc., Sr. Unsec. Gtd.
  Deb., 7.75%, 12/01/45(a)                       4,620,000      5,144,832
-------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Deb.,
  6.50%, 11/15/36(a)                             2,760,000      2,609,690
=========================================================================
                                                                7,754,522
=========================================================================

MULTI-UTILITIES-1.11%

Dominion Capital Trust I, Jr. Unsec. Gtd.
  Trust Pfd. Capital Securities, 7.83%,
  12/01/27(a)                                    4,920,000      5,129,494
-------------------------------------------------------------------------
Dominion Resources, Inc., Notes, 4.13%,
  02/15/08(a)                                      800,000        794,088
=========================================================================
                                                                5,923,582
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.08%

PHI Inc., Sr. Unsec. Gtd. Global Notes,
  7.13%, 04/15/13(a)                               460,000        430,100
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.50%

Canadian Natural Resources Ltd. (Canada),
  Unsec. Global Notes, 6.25%, 03/15/38(a)        2,770,000      2,678,867
-------------------------------------------------------------------------
Newfield Exploration Co.-Series B, Sr. Unsec.
  Notes, 7.45%, 10/15/07(a)                        100,000         99,812
-------------------------------------------------------------------------
Pemex Project Funding Master Trust (Mexico),
  Unsec. Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(a)                                    4,380,000      5,217,456
=========================================================================
                                                                7,996,135
=========================================================================

OIL & GAS REFINING & MARKETING-0.56%

Premcor Refining Group Inc., (The), Sr.
  Unsec. Global Notes, 9.50%, 02/01/13(a)        2,840,000      3,020,965
=========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.05%

Northwest Pipelines Corp., Sr. Unsec. Notes,
  6.63%, 12/01/07(a)                               290,000        288,550
=========================================================================

AIM Income Fund


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-10.52%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities,
  8.00%, 12/15/26(a)                           $ 1,525,000   $  1,591,673
-------------------------------------------------------------------------
BankAmerica Capital III, Gtd. Floating Rate
  Trust Pfd. Capital Securities, 5.93%,
  01/15/27(a)(d)                                 4,860,000      4,735,924
-------------------------------------------------------------------------
General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.06%,
  09/01/10(a)(d)                                   590,000        581,144
-------------------------------------------------------------------------
Liberty Financial Co., Unsec. Notes, 6.75%,
  11/15/08(a)                                      260,000        260,372
-------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes,
  4.69%, 11/14/08 (Acquired
  08/31/06-02/23/07; Cost $4,293,958)(a)(b)      4,350,000      4,303,151
-------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-03/03/06;
  Cost $8,173,107)(a)(b)(e)                      7,245,000      7,543,784
-------------------------------------------------------------------------
NB Capital Trust II, Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%, 12/15/26(a)           750,000        782,295
-------------------------------------------------------------------------
NB Capital Trust IV, Jr. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.25%, 04/15/27(a)         3,420,000      3,565,897
-------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2,
  Class A1, Global Bonds, 9.69%, 08/15/09(a)     3,498,750      3,645,767
-------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands)
  Sr. Notes, 9.25%, 03/15/30 (Acquired
  01/10/03-09/22/04; Cost $5,704,016)(a)(b)      4,921,111      5,437,779
-------------------------------------------------------------------------
  Class A-1a, Sr. Floating Rate Notes, 5.69%,
  01/25/36 (Acquired 03/21/05; Cost
  $2,755,809)(a)(b)(d)(f)                        2,755,809      2,742,333
-------------------------------------------------------------------------
Residential Capital LLC, Sr. Unsec Gtd.
  Floating Rate Notes, 5.86%, 06/09/08(a)(d)    13,090,000     12,718,617
-------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.32% (Acquired
  12/07/04-04/03/06; Cost
  $1,644,980)(a)(b)(d)(e)                        1,640,000      1,645,212
-------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 6.30%
  (Acquired 11/10/06; Cost
  $2,593,056)(a)(b)(d)(e)                        2,590,000      2,551,642
-------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(a)(e)            3,000,000      3,116,940
-------------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
  07/15/17 (Acquired 02/07/06; Cost
  $1,030,253)(a)(b)                              1,057,056      1,036,718
=========================================================================
                                                               56,259,248
=========================================================================

PACKAGED FOODS & MEATS-0.62%

Heinz (H.J.) Co., Notes, 6.43%, 12/01/08
  (Acquired 05/30/07; Cost $3,327,868)(a)(b)     3,290,000      3,340,304
=========================================================================

PAPER PRODUCTS-0.17%

International Paper Co., Deb., 5.13%,
  11/15/12(a)                                      920,000        891,922
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


PROPERTY & CASUALTY INSURANCE-7.09%

Allstate Corp. (The), Jr. Sub. Global Deb.,
  6.13%, 05/15/37(a)                           $ 1,880,000   $  1,765,903
-------------------------------------------------------------------------
  6.50%, 05/15/57(a)                             1,250,000      1,141,012
-------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Capital Securities, 8.50%, 04/15/12(a)    9,160,000     10,095,786
-------------------------------------------------------------------------
North Front Pass-Through Trust, Pass Through
  Ctfs., 5.81%, 12/15/24 (Acquired 12/08/04;
  Cost $4,327,916)(a)(b)                         4,300,000      4,097,470
-------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $4,062,420)(a)(b)      3,805,000      3,744,957
-------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (Acquired
  06/15/06; Cost $10,000,000)(a)(b)(e)          10,000,000     10,430,100
-------------------------------------------------------------------------
QBE Capital Funding II L.P. (Australia), Gtd.
  Sub. Bonds, 6.80% (Acquired
  04/25/07-06/29/07; Cost
  $4,895,196)(a)(b)(e)                           4,980,000      4,932,092
-------------------------------------------------------------------------
Travelers Cos. Inc. (The), Sr. Unsec. Medium
  Term Notes, 6.25%, 06/15/37(a)                 1,850,000      1,743,514
=========================================================================
                                                               37,950,834
=========================================================================

PUBLISHING-0.35%

PRIMEDIA Inc., Sr. Sec. Gtd. Global Notes,
  8.88%, 05/15/11(a)                             1,840,000      1,894,427
=========================================================================

REGIONAL BANKS-3.68%

Cullen/Frost Capital Trust I, Jr. Unsec. Gtd.
  Sub. Floating Rate Notes, 6.91%,
  03/01/34(a)(d)                                 6,550,000      6,693,969
-------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(a)                             2,182,000      2,173,119
-------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Capital Securities, 5.93%,
  06/01/28(a)(d)                                 1,160,000      1,121,303
-------------------------------------------------------------------------
Popular North America Inc., Sr. Medium Term
  Notes, 3.88%, 10/01/08(a)                        173,000        170,052
-------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub. Notes,
  6.05%, 06/01/17(a)                             5,880,000      5,858,479
-------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(a)                                    2,120,000      2,059,983
-------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes, 6.11%
  (Acquired 03/15/07; Cost
  $1,595,000)(a)(b)(e)(f)                        1,595,000      1,601,970
=========================================================================
                                                               19,678,875
=========================================================================

REINSURANCE-1.98%

Reinsurance Group of America, Inc., Jr.
  Unsec. Sub. Deb., 6.75%, 12/15/65(a)           4,620,000      4,534,484
-------------------------------------------------------------------------
Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-07/19/07; Cost $6,251,480)(a)(b)      6,400,000      6,030,656
=========================================================================
                                                               10,565,140
=========================================================================

RETAIL REIT'S-0.02%

Simon Property Group LP, Unsec. Global Notes,
  5.38%, 08/28/08(a)                               123,000        123,178
=========================================================================

AIM Income Fund


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

SPECIALIZED REIT'S-1.07%

Health Care Property Investors Inc.,
  Sr. Sec. Floating Rate Medium Term Notes,
  5.81%, 09/15/08(a)(d)                        $ 1,835,000   $  1,829,811
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 5.63%, 05/01/17(a)           2,050,000      1,926,508
-------------------------------------------------------------------------
Health Care REIT Inc., Sr. Notes, 5.88%,
  05/15/15(a)                                    1,990,000      1,954,140
=========================================================================
                                                                5,710,459
=========================================================================

SPECIALTY CHEMICALS-0.57%

Valspar Corp., Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(a)                             1,525,000      1,530,703
-------------------------------------------------------------------------
  6.05%, 05/01/17(a)                             1,520,000      1,523,314
=========================================================================
                                                                3,054,017
=========================================================================

STEEL-0.49%

United States Steel Corp., Sr. Unsec. Unsub.
  Notes, 6.05%, 06/01/17(a)                      1,850,000      1,785,157
-------------------------------------------------------------------------
  6.65%, 06/01/37(a)                               920,000        859,676
=========================================================================
                                                                2,644,833
=========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.21%

United Rentals North America, Inc., Sr.
  Unsec. Gtd. Global Notes, 6.50%,
  02/15/12(a)                                      920,000        924,600
-------------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
  (United Kingdom) Unsec. Unsub. Notes,
  6.88%, 12/15/07 (Acquired 01/12/07; Cost
  $929,568)(a)(b)                                  920,000        922,300
-------------------------------------------------------------------------
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $4,822,997)(a)(b)      4,225,000      4,600,687
=========================================================================
                                                                6,447,587
=========================================================================

TRUCKING-1.29%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                             6,675,000      6,885,329
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.65%

Alamosa Delaware Inc., Sr. Gtd. Global Notes,
  8.50%, 01/31/12(a)                             5,025,000      5,302,983
-------------------------------------------------------------------------
Nextel Communications, Inc.-Series D, Sr.
  Gtd. Notes, 7.38%, 08/01/15(a)                 8,820,000      8,634,603
-------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(a)    2,710,000      3,062,002
-------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)
  Unsec. Global Bonds, 6.15%, 02/27/37(a)        1,070,000        988,680
-------------------------------------------------------------------------
  Unsec. Global Notes, 5.63%, 02/27/17(a)        1,610,000      1,543,121
=========================================================================
                                                               19,531,389
=========================================================================
    Total Bonds & Notes (Cost $444,491,095)                   436,043,698
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------


U.S. MORTGAGE-BACKED SECURITIES-12.44%(A)

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.60%

Pass Through Ctfs.,
  8.50%, 03/01/10                              $     4,357   $      4,386
-------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32                    1,333,834      1,384,893
-------------------------------------------------------------------------
  6.50%, 04/01/16 to 01/01/35                    2,190,555      2,233,716
-------------------------------------------------------------------------
  5.50%, 09/01/16 to 12/01/33                    2,780,755      2,719,609
-------------------------------------------------------------------------
  6.00%, 04/01/17 to 11/01/33                    1,181,435      1,185,358
-------------------------------------------------------------------------
  7.50%, 06/01/30                                    2,155          2,251
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 08/01/37(g)(h)                          1,069,000      1,060,482
=========================================================================
                                                                8,590,695
=========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-10.30%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32                      170,299        177,841
-------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32                      416,414        431,311
-------------------------------------------------------------------------
  6.50%, 09/01/16 to 10/01/35                      916,359        934,685
-------------------------------------------------------------------------
  5.00%, 01/01/18 to 09/01/18                      561,001(i)      546,819
-------------------------------------------------------------------------
  8.50%, 10/01/28                                   76,026         81,395
-------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32                      161,074(i)      169,754
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 08/01/22(g)(h)                          9,779,000      9,658,293
-------------------------------------------------------------------------
  6.00%, 09/01/22(g)(h)                         24,940,000     25,084,191
-------------------------------------------------------------------------
  6.50%, 08/01/37(g)(h)                         17,814,000     17,994,928
=========================================================================
                                                               55,079,217
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.54%

Pass Through Ctfs.,
  7.50%, 06/15/23                                  205,165(i)      214,825
-------------------------------------------------------------------------
  8.50%, 11/15/24                                  104,388(i)      112,733
-------------------------------------------------------------------------
  8.00%, 09/20/26                                   49,381         52,204
-------------------------------------------------------------------------
  6.50%, 03/15/31 to 09/15/32                      662,364(i)      677,326
-------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31                       18,404         19,224
-------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32                      767,193(i)      768,460
-------------------------------------------------------------------------
  5.50%, 02/15/34                                1,055,905(i)    1,030,733
=========================================================================
                                                                2,875,505
=========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $66,569,708)                                       66,545,417
=========================================================================

ASSET-BACKED SECURITIES-5.37%

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.27%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  5.79%, 10/25/36(b)(f)(j)                       2,218,554      1,442,060
=========================================================================

AIM Income Fund


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-0.84%

Federal Home Loan Bank (FHLB)-Series TQ-2015,
  Class A, Pass Through Ctfs., 5.07%,
  10/20/15(a)                                  $ 1,261,090   $  1,239,299
-------------------------------------------------------------------------
U.S. Bank N.A., Sr. Medium Term Notes, 5.92%,
  05/25/12(a)                                    3,205,666      3,239,024
=========================================================================
                                                                4,478,323
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.26%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-01/26/06; Cost $8,956,428)(a)(b)      7,780,000      8,751,940
-------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 01/15/15 (Acquired 07/14/05;
  Cost $1,452,072)(b)(f)(j)                      1,452,072      1,405,214
-------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17(b)(f)(j)                       3,325,984      3,266,598
-------------------------------------------------------------------------
Patrons' Legacy 2004-1-Series A, Ctfs.,
  6.67%, 03/04/19(b)(f)(j)                       9,443,408      9,385,945
=========================================================================
                                                               22,809,697
=========================================================================
    Total Asset-Backed Securities (Cost
      $29,843,895)                                             28,730,080
=========================================================================

                                                 SHARES
-------------------------------------------------------------------------
PREFERRED STOCKS-3.17%

LIFE & HEALTH INSURANCE-0.37%

Aegon N.V.,(Netherlands) 6.38% Pfd.                 83,000      1,970,420
=========================================================================

OFFICE SERVICES & SUPPLIES-1.90%

Pitney Bowes International Holdings Inc.
  Series D1 4.85% Pfd.(a)                              105     10,180,597
=========================================================================

SPECIALIZED FINANCE-0.29%

Agfirst Farm Credit Bank-Class B 6.59% Pfd.
  (Acquired 06/05/07; Cost $1,515,000)(a)(b)     1,515,000      1,541,891
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.61%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                       136,000      3,277,600
=========================================================================
    Total Preferred Stocks (Cost $17,197,965)                  16,970,508
=========================================================================

                                                PRINCIPAL
                                                 AMOUNT
=========================================================================

MUNICIPAL OBLIGATIONS-2.69%

Blount (County of), Tennessee Health &
  Educational Facilities Board (Asbury Inc.);
  Series 2007 B, Refunding Taxable RB, 7.50%,
  04/01/09(a)                                  $   850,000        847,841
-------------------------------------------------------------------------
Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(a)(c)                                 1,430,000      1,352,122
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                PRINCIPAL
                                                 AMOUNT         VALUE
MUNICIPAL OBLIGATIONS-(CONTINUED)

Florida (State of) Development Finance Corp.
  (Palm Bay Academy Inc.); Series 2006 B,
  Taxable RB, 7.50%, 05/15/17(a)               $   725,000   $    708,629
-------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Series 2005 A,
  Taxable RB,
  5.22%, 07/15/20(a)                             1,400,000      1,357,678
-------------------------------------------------------------------------
  5.28%, 01/15/22(a)                               900,000        869,967
-------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(a)(c)         7,800,000      7,974,096
-------------------------------------------------------------------------
Milwaukee (City of), Wisconsin Redevelopment
  Authority; Series 2007 C, Taxable RB,
  7.56%, 08/01/13(a)                               520,000        515,086
-------------------------------------------------------------------------
  (Academy of Learning Project); Series 2007
  B,
  Taxable RB,
  7.56%, 08/01/16(a)                               330,000        325,156
-------------------------------------------------------------------------
Utah (County of), Utah Charter Schools,
  (Renaissance Academy), Series 2007 B,
  Taxable RB,
  7.00%, 07/15/08(a)                               120,000        120,144
-------------------------------------------------------------------------
  7.00%, 07/15/09(a)                               135,000        135,454
-------------------------------------------------------------------------
  (Lakeview Academy), Series 2007 B, Taxable
  RB, 7.00%, 07/15/09(a)                           145,000        145,487
=========================================================================
    Total Municipal Obligations (Cost
      $14,529,643)                                             14,351,660
=========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.58%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.64%

Unsec. Floating Rate Global Notes, 3.71%,
  02/17/09(a)(d)                                 3,500,000(k)    3,392,235
=========================================================================

STUDENT LOAN MARKETING ASSOCIATION-1.94%

Medium Term Notes, 5.05%, 11/14/14(a)            4,930,000      4,116,402
-------------------------------------------------------------------------
Unsec. Unsub. Floating Rate Medium Term
  Notes, 5.57%, 12/15/08(a)(d)                   1,750,000      1,720,198
-------------------------------------------------------------------------
  5.42%, 03/15/10(a)(d)                          3,000,000      2,898,780
-------------------------------------------------------------------------
Series A, Medium Term Notes, 3.63%,
  03/17/08(a)                                    1,590,000      1,567,374
-------------------------------------------------------------------------
  4.00%, 01/15/09(a)                               100,000         96,259
=========================================================================
                                                               10,399,013
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $14,114,337)                                       13,791,248
=========================================================================

COMMERCIAL PAPER-1.21%

BROADCASTING & CABLE TV-0.86%

Cox Communications Inc. Floating Rate
  Commercial Paper (Acquired 11/15/06; Cost
  $4,600,000)(a)(b)(d)                           4,600,000      4,600,087
=========================================================================

AIM Income Fund

                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-0.35%

Glencore Funding LLC Commercial Paper          $ 1,900,000   $  1,897,335
=========================================================================
    Total Commercial Paper (Cost $6,497,335)                    6,497,422
=========================================================================

U.S. TREASURY BONDS-0.43%(A)

4.88%, 01/31/09(a)
  (Cost $2,307,657)                              2,300,000(k)    2,307,176
=========================================================================

                                                 SHARES
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-0.15%

BROADCASTING & CABLE TV-0.15%

Adelphia Business Solutions(l)                       8,850        286,519
-------------------------------------------------------------------------
Adelphia Recovery Trust-Series ACC-1(l)            859,558         73,062
-------------------------------------------------------------------------
Time Warner Cable, Inc.-Class A(l)                  11,089        423,822
=========================================================================
                                                                  783,403
=========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(b)(f)(j)(m)                     3,845              0
-------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/05/09 (Acquired 06/13/00; Cost
  $0)(b)(f)(j)(m)                                    3,845              0
=========================================================================
                                                                        0
=========================================================================

-------------------------------------------------------------------------
                                                 SHARES         VALUE
-------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost
  $48,673)(b)(f)(j)(m)                               6,485   $          0
-------------------------------------------------------------------------
XO Holdings Inc.(l)                                    128            570
-------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(m)                                        3,302          2,311
-------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(m)                                        2,476          1,312
-------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(m)                                        2,476            495
=========================================================================
                                                                    4,688
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $849,544)                                   788,091
=========================================================================
TOTAL INVESTMENTS-109.55% (Cost $596,401,179)                 586,025,300
=========================================================================
OTHER ASSETS LESS LIABILITIES-(9.55)%                         (51,074,715)
=========================================================================
NET ASSETS-100.00%                                           $534,950,585
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Based Certificates
Pfd.    - Preferred
RB      - Revenue Bonds
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
STOPS   - Semi-annual Trust Originated Pass-Through Certificates
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2007 was $560,047,787, which represented 104.69% of the Fund's Net Assets. See Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $144,570,727, which represented 27.03% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2007.
(e)  Perpetual bond with no specified maturity date.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2007 was $19,844,120, which represented 3.71% of the Fund's Net Assets.
(g)  Security purchased on forward commitment basis.
(h)  This security is subject to dollar roll transactions. See Note 1I.
(i) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and
     Note 9.
(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2007 was $15,499,817, which represented 2.90% of the Fund's Net Assets. See Note 1A.
(k) A portion of the principal balance was pledged as collateral to cover margin requirements for open credit default swap contracts. See Note 1M and Note 10.
(l)  Non-income producing security.
(m) Non-income producing security acquired as part of a unit with or in exchange for other securities.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS:

Investments, at value (Cost $596,401,179)      $586,025,300
-----------------------------------------------------------
Foreign currencies, at value (Cost $35)                  40
-----------------------------------------------------------
Receivables for:
  Investments sold                               45,688,119
-----------------------------------------------------------
  Variation margin                                   84,162
-----------------------------------------------------------
  Fund shares sold                                2,814,302
-----------------------------------------------------------
  Dividends and Interest                          7,776,965
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                              154,317
-----------------------------------------------------------
Other assets                                         15,596
===========================================================
    Total assets                                642,558,801
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          94,691,457
-----------------------------------------------------------
  Fund shares reacquired                          2,883,616
-----------------------------------------------------------
  Amount due custodian                            2,965,163
-----------------------------------------------------------
  Dividends                                         524,615
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                221,322
-----------------------------------------------------------
  Unrealized depreciation on swap agreements      2,129,474
-----------------------------------------------------------
  Premiums received on swap agreements            3,641,722
-----------------------------------------------------------
Accrued distribution fees                           181,943
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,115
-----------------------------------------------------------
Accrued transfer agent fees                         241,220
-----------------------------------------------------------
Accrued operating expenses                          125,569
===========================================================
    Total liabilities                           107,608,216
===========================================================
Net assets applicable to shares outstanding    $534,950,585
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $819,338,863
-----------------------------------------------------------
Undistributed net investment income              (3,820,616)
-----------------------------------------------------------
Undistributed net realized gain (loss)         (267,750,084)
-----------------------------------------------------------
Unrealized appreciation (depreciation)          (12,817,578)
===========================================================
                                               $534,950,585
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $320,512,708
___________________________________________________________
===========================================================
Class B                                        $ 78,442,004
___________________________________________________________
===========================================================
Class C                                        $ 26,672,675
___________________________________________________________
===========================================================
Class R                                        $  4,640,475
___________________________________________________________
===========================================================
Investor Class                                 $ 95,417,552
___________________________________________________________
===========================================================
Institutional Class                            $  9,265,171
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          52,438,820
___________________________________________________________
===========================================================
Class B                                          12,819,174
___________________________________________________________
===========================================================
Class C                                           4,373,034
___________________________________________________________
===========================================================
Class R                                             760,175
___________________________________________________________
===========================================================
Investor Class                                   15,584,782
___________________________________________________________
===========================================================
Institutional Class                               1,513,918
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       6.11
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $6.11 divided by
      95.25%)                                  $       6.41
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       6.12
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       6.10
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       6.10
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       6.12
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       6.12
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:

Interest                                                      $35,136,441
-------------------------------------------------------------------------
Dividends                                                         793,925
-------------------------------------------------------------------------
Dividends from affiliates                                         417,021
=========================================================================
    Total investment income                                    36,347,387
=========================================================================

EXPENSES:

Advisory fees                                                   2,414,312
-------------------------------------------------------------------------
Administrative services fees                                      179,083
-------------------------------------------------------------------------
Custodian fees                                                     59,869
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         814,427
-------------------------------------------------------------------------
  Class B                                                         968,572
-------------------------------------------------------------------------
  Class C                                                         280,631
-------------------------------------------------------------------------
  Class R                                                          20,537
-------------------------------------------------------------------------
  Investor Class                                                  255,871
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                  1,488,256
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  480
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          34,434
-------------------------------------------------------------------------
Other                                                             366,144
=========================================================================
    Total expenses                                              6,882,616
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (62,046)
=========================================================================
    Net expenses                                                6,820,570
=========================================================================
Net investment income                                          29,526,817
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                        (3,138,924)
-------------------------------------------------------------------------
  Foreign currencies                                              (18,834)
-------------------------------------------------------------------------
  Foreign currency contracts                                      429,015
-------------------------------------------------------------------------
  Futures contracts                                               647,849
-------------------------------------------------------------------------
  Option contracts written                                         18,624
-------------------------------------------------------------------------
  Swap agreements                                                  64,273
=========================================================================
                                                               (1,997,997)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         1,462,785
-------------------------------------------------------------------------
  Foreign currencies                                                 (246)
-------------------------------------------------------------------------
  Foreign currency contracts                                     (181,564)
-------------------------------------------------------------------------
  Futures contracts                                            (1,393,211)
-------------------------------------------------------------------------
  Option contracts written                                         23,970
-------------------------------------------------------------------------
  Swap agreements                                              (2,129,474)
=========================================================================
                                                               (2,217,740)
=========================================================================
Net realized and unrealized gain (loss)                        (4,215,737)
=========================================================================
Net increase in net assets resulting from operations          $25,311,080
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2007 and 2006

                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 29,526,817    $ 29,502,896
------------------------------------------------------------------------------------------
  Net realized gain (loss)                                      (1,997,997)     (8,503,215)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)          (2,217,740)    (15,664,612)
==========================================================================================
    Net increase in net assets resulting from operations        25,311,080       5,335,069
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (18,761,111)    (21,681,719)
------------------------------------------------------------------------------------------
  Class B                                                       (4,890,745)     (7,587,600)
------------------------------------------------------------------------------------------
  Class C                                                       (1,408,251)     (1,707,668)
------------------------------------------------------------------------------------------
  Class R                                                         (225,174)       (185,376)
------------------------------------------------------------------------------------------
  Investor Class                                                (5,901,928)     (7,622,619)
------------------------------------------------------------------------------------------
  Institutional Class                                             (249,179)        (39,105)
==========================================================================================
    Decrease in net assets resulting from distributions        (31,436,388)    (38,824,087)
==========================================================================================
Share transactions-net:
  Class A                                                       (2,868,537)    (11,351,516)
------------------------------------------------------------------------------------------
  Class B                                                      (35,125,443)    (34,902,695)
------------------------------------------------------------------------------------------
  Class C                                                       (2,249,305)     (1,458,655)
------------------------------------------------------------------------------------------
  Class R                                                          742,724       1,729,546
------------------------------------------------------------------------------------------
  Investor Class                                               (10,568,232)    (17,358,815)
------------------------------------------------------------------------------------------
  Institutional Class                                            7,721,249       1,709,040
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (42,347,544)    (61,633,095)
==========================================================================================
    Net increase (decrease) in net assets                      (48,472,852)    (95,122,113)
==========================================================================================

NET ASSETS:

  Beginning of year                                            583,423,437     678,545,550
==========================================================================================
  End of year (including undistributed net investment income
    of $(3,820,616) and $(3,449,576), respectively)           $534,950,585    $583,423,437
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from

AIM Income Fund

     settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the

AIM Income Fund

     other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The

AIM Income Fund

     Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    Effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended July 31, 2007, AIM waived advisory fees of $2,274.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2007, INVESCO reimbursed expenses of the Fund in the amount of $3,260.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers,

AIM Income Fund

rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2007, ADI advised the Fund that it retained $69,304 in front-end sales commissions from the sale of Class A shares and $148, $57,279, $2,386 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class            $397,840        $138,203,402      $(138,601,242)       $   --        $155,521
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             397,840         138,203,402       (138,601,242)           --         154,805
=================================================================================================
  Subtotal         $795,680        $276,406,804      $(277,202,484)       $   --        $310,326
=================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended July 31, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
                   07/31/06          AT COST          FROM SALES       (DEPRECIATION)      07/31/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Auction Pass
  Through
  Trust-Series
  2001-4, Class
  A Floating
  Rate Pfd.       $5,755,750       $         --      $  (5,750,000)         $958            $   --        $106,695       $(6,708)
----------------------------------------------------------------------------------------------------------------------------------
Auction Pass
  Through
  Trust-Series
  2001, Class A
  Floating Rate
  Pfd.                    --          1,250,000         (1,250,000)           --                --              --            --
==================================================================================================================================
    Subtotal      $5,755,750       $  1,250,000      $  (7,000,000)         $958            $   --        $106,695       $(6,708)
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $6,551,430       $277,656,804      $(284,202,484)         $958            $   --        $417,021       $(6,708)
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended July 31, 2007, the Fund engaged in securities purchases of $6,521,095.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended July 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $56,512.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits

AIM Income Fund

to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2007, the Fund paid legal fees of $5,977 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               94       $ 18,624
-----------------------------------------------------------------------------------
Expired                                                          (94)       (18,624)
===================================================================================
End of period                                                     --       $     --
___________________________________________________________________________________
===================================================================================

NOTE 9--FUTURES CONTRACTS

On July 31, 2007, $19,491,922 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                              OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     UNREALIZED
                                                          NUMBER OF            MONTH/                 VALUE         APPRECIATION
CONTRACT                                                  CONTRACTS          COMMITMENT             07/31/07       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
10 Year Swap Futures                                         812                Sept - 07/Long    $  84,206,937      $ 586,595
=================================================================================================================================
U.S. Treasury 5 Year Notes                                   886               Sept - 07/Short      (93,445,312)      (354,291)
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                  310               Sept - 07/Short      (33,300,781)      (544,509)
=================================================================================================================================
                                                                                                   (126,746,093)      (898,800)
=================================================================================================================================
                                                                                                  $ (42,539,156)     $(312,205)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

AIM Income Fund

NOTE 10--CREDIT DEFAULT SWAP AGREEMENTS

On July 31, 2007, $5,800,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open sell credit default swap contracts.

                                        OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NOTIONAL      UNREALIZED
                                                           BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                      REFERENCE ENTITY        PROTECTION     FIXED RATE         DATE        (000)      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.          Residential Capital LLC       Sell           2.75%        09/20/2008    $ 3,150      $   (42,467)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                CDX.NA.IG.7             Sell           0.75%        06/20/2012    140,750       (2,087,007)
=================================================================================================================================
  Total Credit Default Swap
    Agreements                                                                                                      $(2,129,474)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 11--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2007 and 2006 was as follows:

                                                                 2007           2006
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $31,436,388    $38,824,087
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
-----------------------------------------------------------------------------
Undistributed ordinary income                                   $     636,638
-----------------------------------------------------------------------------
Net unrealized appreciation(depreciation) -- investments          (14,776,490)
-----------------------------------------------------------------------------
Temporary book/tax differences                                       (177,582)
-----------------------------------------------------------------------------
Capital Loss Carryforward                                        (257,487,782)
-----------------------------------------------------------------------------
Post-October Capital loss deferral                                (10,574,510)
-----------------------------------------------------------------------------
Post-October Currency loss deferral                                (2,008,552)
-----------------------------------------------------------------------------
Shares of beneficial interest                                     819,338,863
=============================================================================
  Total net assets                                              $ 534,950,585
_____________________________________________________________________________
=============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to the realization of unrealized gains on certain futures contracts and swaps, the differing treatment on bond premium amortization, treatment of dollar roll transactions and treatment of partnership investments. The tax-basis net unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(20).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2007 to utilizing $224,940,018 of capital loss carryforward in the fiscal year ended July 31, 2008.

AIM Income Fund


    The Fund has a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2008                                                   $ 40,380,261
-----------------------------------------------------------------------------
July 31, 2009                                                     36,238,439
-----------------------------------------------------------------------------
July 31, 2010                                                     96,935,672
-----------------------------------------------------------------------------
July 31, 2011                                                     67,966,234
-----------------------------------------------------------------------------
July 31, 2013                                                      1,850,846
-----------------------------------------------------------------------------
July 31, 2014                                                      5,758,047
-----------------------------------------------------------------------------
July 31, 2015                                                      8,358,283
=============================================================================
Total capital loss carryforward                                 $257,487,782
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 23, 2003, the date of the reorganization of AIM Global Income Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2007 was $457,981,557 and $514,706,363, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $10,083,928 and $11,067,758.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $          0
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (14,776,470)
------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment
  securities                                                     $(14,776,470)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $600,801,770.

NOTE 13--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, bond premium amortization, swap transactions, paydowns on mortgage-backed securities, defaulted bonds, foreign future transactions, partnership transactions and capital loss carryforward limitations, on July 31, 2007, undistributed net investment income was increased by $1,538,531, undistributed net realized gain (loss) was increased by $24,395,057 and shares of beneficial interest decreased by $25,933,588. This reclassification had no effect on the net assets of the Fund.

AIM Income Fund


NOTE 14--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                     YEAR ENDED
                                                                   JULY 31, 2007(a)                 JULY 31, 2006
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       8,916,622    $ 55,696,262      8,183,093    $ 51,920,339
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,159,242      13,490,807      3,426,769      21,725,576
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,196,863       7,463,150      1,403,387       8,862,763
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         300,321       1,870,784        389,723       2,442,564
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                2,515,654      15,742,052      2,528,593      16,084,473
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                        1,276,624       7,942,909        277,759       1,740,099
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,275,844      14,202,489      2,575,685      16,272,076
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         584,050       3,652,343        876,307       5,535,083
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         177,197       1,104,073        211,453       1,332,666
------------------------------------------------------------------------------------------------------------------------
  Class R                                                          35,044         218,353         28,386         178,501
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  834,007       5,213,917      1,073,946       6,796,451
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                           40,011         249,194          6,289          39,051
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       3,256,147      20,322,052      2,832,022      17,832,096
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,253,043)    (20,322,052)    (2,823,890)    (17,832,096)
========================================================================================================================
Reacquired:
  Class A                                                     (14,933,021)    (93,089,340)   (15,408,831)    (97,376,027)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,116,119)    (31,946,541)    (7,008,881)    (44,331,258)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,738,232)    (10,816,528)    (1,845,543)    (11,654,084)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (215,204)     (1,346,413)      (142,507)       (891,519)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (5,044,341)    (31,524,201)    (6,373,158)    (40,239,739)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          (75,560)       (470,854)       (11,205)        (70,110)
========================================================================================================================
                                                               (6,807,894)   $(42,347,544)    (9,800,603)   $(61,633,095)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b)  Institutional Class shares commenced on October 25, 2005.

NOTE 15--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008 as required.

AIM Income Fund


NOTE 16--FINANCIAL HIGHLIGHTS

The following schedules present financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------------
                                                                2007           2006        2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   6.18       $   6.52    $   6.54       $   6.51       $   6.20
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.34           0.31        0.28           0.28           0.34
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.05)         (0.25)       0.12           0.15           0.35
===============================================================================================================================
    Total from investment operations                              0.29           0.06        0.40           0.43           0.69
===============================================================================================================================
Less dividends from net investment income                        (0.36)         (0.40)      (0.42)         (0.40)         (0.38)
===============================================================================================================================
Net asset value, end of period                                $   6.11       $   6.18    $   6.52       $   6.54       $   6.51
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   4.71%          0.99%       6.27%          6.64%         11.36%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $320,513       $327,301    $356,661       $384,741       $446,526
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:                          1.06%(c)       1.05%       1.01%(d)       0.99%(d)       1.02%
===============================================================================================================================
Ratio of net investment income to average net assets              5.42%(c)       4.87%       4.27%          4.25%          5.19%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             85%            83%         85%           155%           141%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $325,770,594.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.02% and 1.00% for the years ended July 31, 2005 and July 31, 2004, respectively.

                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                              ----------------------------------------------------------------
                                                               2007           2006        2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  6.19       $   6.52    $   6.55       $   6.52       $   6.21
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.29           0.26        0.23           0.23           0.29
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.05)         (0.24)       0.11           0.15           0.35
==============================================================================================================================
    Total from investment operations                             0.24           0.02        0.34           0.38           0.64
==============================================================================================================================
Less dividends from net investment income                       (0.31)         (0.35)      (0.37)         (0.35)         (0.33)
==============================================================================================================================
Net asset value, end of period                                $  6.12       $   6.19    $   6.52       $   6.55       $   6.52
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                  3.93%          0.39%       5.32%          5.86%         10.53%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $78,442       $114,200    $156,363       $196,237       $256,642
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:                         1.81%(c)       1.80%       1.76%(d)       1.74%(d)       1.77%
==============================================================================================================================
Ratio of net investment income to average net assets             4.67%(c)       4.12%       3.52%          3.50%          4.44%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                            85%            83%         85%           155%           141%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $96,857,201.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.77% and 1.75% for the years ended July 31, 2005 and July 31, 2004, respectively.

AIM Income Fund

                                                                                        CLASS C
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                               2007          2006       2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  6.17       $  6.50    $  6.53       $  6.51       $  6.19
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.29          0.26       0.23          0.23          0.29
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.05)        (0.24)      0.11          0.14          0.36
==========================================================================================================================
    Total from investment operations                             0.24          0.02       0.34          0.37          0.65
==========================================================================================================================
Less dividends from net investment income                       (0.31)        (0.35)     (0.37)        (0.35)        (0.33)
==========================================================================================================================
Net asset value, end of period                                $  6.10       $  6.17    $  6.50       $  6.53       $  6.51
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                  3.93%         0.39%      5.34%         5.72%        10.73%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $26,673       $29,236    $32,305       $36,947       $41,912
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:                         1.81%(c)      1.80%      1.76%(d)      1.74%(d)      1.77%
==========================================================================================================================
Ratio of net investment income to average net assets             4.67%(c)      4.12%      3.52%         3.50%         4.44%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            85%           83%        85%          155%          141%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $28,063,078.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.77% and 1.75% for the years ended July 31, 2005 and July 31, 2004, respectively.

                                                                                      CLASS R
                                                              -------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              -------------------------------------------------------
                                                               2007         2006      2005         2004         2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 6.18       $ 6.51    $ 6.53       $ 6.51       $ 6.20
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                      0.32         0.29      0.26         0.26         0.32
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.06)       (0.24)     0.12         0.14         0.35
=====================================================================================================================
    Total from investment operations                            0.26         0.05      0.38         0.40         0.67
=====================================================================================================================
Less dividends from net investment income                      (0.34)       (0.38)    (0.40)       (0.38)       (0.36)
=====================================================================================================================
Net asset value, end of period                                $ 6.10       $ 6.18    $ 6.51       $ 6.53       $ 6.51
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                 4.27%        0.88%     5.99%        6.20%       11.08%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,640       $3,953    $2,371       $1,331       $  509
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:                        1.31%(c)     1.30%     1.26%(d)     1.24%(d)     1.27%
=====================================================================================================================
Ratio of net investment income to average net assets            5.17%(c)     4.62%     4.02%        4.00%        4.94%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           85%          83%       85%         155%         141%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $4,107,485.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.27% and 1.25% for the years ended July 31, 2005 and July 31, 2004, respectively.

AIM Income Fund

                                                                                   INVESTOR CLASS
                                                              --------------------------------------------------------
                                                                                                    SEPTEMBER 30, 2003
                                                                                                       (DATE SALES
                                                                     YEAR ENDED JULY 31,              COMMENCED) TO
                                                              ----------------------------------         JULY 31,
                                                               2007           2006        2005             2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  6.19       $   6.53    $   6.55         $   6.71
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                       0.34           0.31        0.28             0.24
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.05)         (0.25)       0.12            (0.06)
======================================================================================================================
    Total from investment operations                             0.29           0.06        0.40             0.18
======================================================================================================================
Less dividends from net investment income                       (0.36)         (0.40)      (0.42)           (0.34)
======================================================================================================================
Net asset value, end of period                                $  6.12       $   6.19    $   6.53         $   6.55
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  4.71%          0.98%       6.26%            2.67%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $95,418       $107,044    $130,845         $164,105
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.06%(c)       1.05%       1.01%            1.00%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.06%(c)       1.05%       1.02%            1.01%(d)
======================================================================================================================
Ratio of net investment income to average net assets             5.42%(c)       4.87%       4.27%            4.24%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                         85%            83%         85%             155%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $102,348,432.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          INSTITUTIONAL CLASS
                                                              --------------------------------------------
                                                                                         OCTOBER 25, 2005
                                                                                           (DATE SALES
                                                                  YEAR ENDED              COMMENCED) TO
                                                                   JULY 31,                  JULY 31,
                                                                     2007                      2006
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 6.19                    $ 6.39
----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                            0.37                      0.25
----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.05)                    (0.12)
==========================================================================================================
    Total from investment operations                                  0.32                      0.13
==========================================================================================================
Less dividends from net investment income                            (0.39)                    (0.33)
==========================================================================================================
Net asset value, end of period                                      $ 6.12                    $ 6.19
__________________________________________________________________________________________________________
==========================================================================================================
Total return(b)                                                       5.21%                     2.05%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $9,265                    $1,689
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average net assets                               0.55%(c)                  0.63%(d)
==========================================================================================================
Ratio of net investment income to average net assets                  5.92%(c)                  5.29%(d)
__________________________________________________________________________________________________________
==========================================================================================================
Portfolio turnover rate(e)                                              85%                       83%
__________________________________________________________________________________________________________
==========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $4,085,282
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Fund


NOTE 17--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair
Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues

AIM Income Fund
related to Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Income Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Income Fund (one of the funds constituting AIM Investment Securities Funds, hereafter referred to as the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

September 18, 2007
Houston, Texas

AIM INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period February 1, 2007, through      of return of 5% per year before expenses,    addition, if these transaction costs were
July 31, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values vnd
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,012.50               $5.19        $1,019.64             $5.21             1.04%
   B                1,000.00               1,008.70                8.92         1,015.92              8.95             1.79
   C                1,000.00               1,008.60                8.91         1,015.92              8.95             1.79
   R                1,000.00               1,009.50                6.43         1,018.40              6.46             1.29
Investor            1,000.00               1,012.50                5.19         1,019.64              5.21             1.04

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 7/31/07

AIM INCOME FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 7/31/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    10 Years                             3.50%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to       5 Years                             6.14    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined    1 Year                              5.21    MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain                                                      ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             For periods ended 6/30/07, most recent       MORE INFORMATION. FOR THE MOST CURRENT
                                             calendar quarter-end                         MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             10 Years                             3.88%
                                              5 Years                             5.55
                                              1 Year                              6.80
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS OCTOBER 25, 2005. RETURNS SINCE THAT
                                             DATE ARE HISTORICAL RETURNS. ALL OTHER
                                             RETURNS ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS MAY 3, 1968.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        AIIRX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com                 INC-INS-1            A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period February 1, 2007, through                                                   the table are meant to highlight your
July 31, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,015.00               $2.70        $1,022.12             $2.71             0.54%

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMinvestments.com                 INC-INS-1            A I M Distributors, Inc.

AIM INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     Committee considers each Sub-Committee's     limited to changes to the Fund's
Investment Securities Funds is required      recommendations and makes its own            performance, advisory fees, expense
under the Investment Company Act of 1940     recommendations regarding the performance,   limitations and/or fee waivers.
to approve annually the renewal of the AIM   fees and expenses of the AIM Funds to the
Income Fund (the Fund) investment advisory   full Board. Moreover, the Investments        A. NATURE, EXTENT AND QUALITY OF SERVICES
agreement with A I M Advisors, Inc. (AIM).   Committee considers each Sub-Committee's        PROVIDED BY AIM
During contract renewal meetings held on     recommendations in making its annual
June 25-27, 2007, the Board as a whole and   recommendation to the Board whether to       The Board reviewed the advisory services
the disinterested or "independent"           approve the continuance of each AIM Fund's   provided to the Fund by AIM under the
Trustees, voting separately, approved the    investment advisory agreement and            Fund's advisory agreement, the performance
continuance of the Fund's investment         sub-advisory agreement, if applicable        of AIM in providing these services, and
advisory agreement for another year,         (advisory agreements), for another year.     the credentials and experience of the
effective July 1, 2007. In doing so, the                                                  officers and employees of AIM who provide
Board determined that the Fund's advisory       The independent Trustees, as mentioned    these services. The Board's review of the
agreement is in the best interests of the    above, are assisted in their annual          qualifications of AIM to provide these
Fund and its shareholders and that the       evaluation of the advisory agreements by     services included the Board's
compensation to AIM under the Fund's         the independent Senior Officer. One          consideration of AIM's portfolio and
advisory agreement is fair and reasonable.   responsibility of the Senior Officer is to   product review process, various back
                                             manage the process by which the AIM Funds'   office support functions provided by AIM,
   The independent Trustees met separately   proposed management fees are negotiated      and AIM's equity and fixed income trading
during their evaluation of the Fund's        during the annual contract renewal process   operations. The Board concluded that the
investment advisory agreement with           to ensure that they are negotiated in a      nature, extent and quality of the advisory
independent legal counsel from whom they     manner which is at arms' length and          services provided to the Fund by AIM were
received independent legal advice, and the   reasonable. Accordingly, the Senior          appropriate and that AIM currently is
independent Trustees also received           Officer must either supervise a              providing satisfactory advisory services
assistance during their deliberations from   competitive bidding process or prepare an    in accordance with the terms of the Fund's
the independent Senior Officer, a            independent written evaluation. The Senior   advisory agreement. In addition, based on
full-time officer of the AIM Funds who       Officer has recommended that an              their ongoing meetings throughout the year
reports directly to the independent          independent written evaluation be provided   with the Fund's portfolio managers, the
Trustees. The following discussion more      and, upon the direction of the Board, has    Board concluded that these individuals are
fully describes the process employed by      prepared an independent written              competent and able to continue to carry
the Board to evaluate the performance of     evaluation.                                  out their responsibilities under the
the AIM Funds (including the Fund)                                                        Fund's advisory agreement.
throughout the year and, more                   During the annual contract renewal
specifically, during the annual contract     process, the Board considered the factors       In determining whether to continue the
renewal meetings.                            discussed below under the heading "Factors   Fund's advisory agreement, the Board
                                             and Conclusions and Summary of Independent   considered the prior relationship between
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
                                             fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
The Board's Investments Committee has        advisory agreement at the contract renewal   concluded that it was beneficial to
established three Sub-Committees which are   meetings and at their meetings throughout    maintain the current relationship, in
responsible for overseeing the management    the year as part of their ongoing            part, because of such knowledge. The Board
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
the AIM Funds. This Sub-Committee structure  agreement was considered separately,         affiliates have taken over the last
permits the Trustees to focus on the         although the Board also considered the       several years to improve the quality and
performance of the AIM Funds that have       common interests of all of the AIM Funds     efficiency of the services they provide to
been assigned to them. The Sub-Committees    in their deliberations. The Board            the Funds in the areas of investment
meet throughout the year to review the       comprehensively considered all of the        performance, product line diversification,
performance of their assigned funds, and     information provided to them and did not     distribution, fund operations, shareholder
the Sub-Committees review monthly and        identify any particular factor that was      services and compliance. The Board
quarterly comparative performance            controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
information and periodic asset flow data     have evaluated the information provided      of the services AIM and its affiliates
for their assigned funds. These materials    differently from one another and             provide to the AIM Funds in each of these
are prepared under the direction and         attributed different weight to the various   areas have generally improved, and support
supervision of the independent Senior        factors. The Trustees recognized that the    the Board's approval of the continuance of
Officer. Over the course of each year, the   advisory arrangements and resulting          the Fund's advisory agreement.
Sub-Committees meet with portfolio managers  advisory fees for the Fund and the other
for their assigned funds and other members   AIM Funds are the result of years of         B. FUND PERFORMANCE
of management and review with these          review and negotiation between the
individuals the performance, investment      Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
objective(s), policies, strategies and       focus to a greater extent on certain         during the past one, three and five
limitations of these funds.                  aspects of these arrangements in some        calendar years to the performance of funds
                                             years than others, and that the Trustees'    in the Fund's Lipper peer group that are
   In addition to their meetings             deliberations and conclusions in a           not managed by AIM, and against the
throughout the year, the Sub-Committees      particular year may be based in part on      performance of all funds in the Lipper
meet at designated contract renewal          their deliberations and conclusions of       Corporate Debt Funds BBB-Rated Index. The
meetings each year to conduct an in-depth    these same arrangements throughout the       Board also reviewed the methodology used
review of the performance, fees and          year and in prior years.                     by Lipper to identify the Fund's peers.
expenses of their assigned funds. During                                                  The Board noted that the Fund's
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       performance was below the median
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           performance of its peers for the one and
data regarding all the AIM Funds prepared                                                 five year periods, and comparable to such
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     performance for the three year period. The
under the direction and supervision of the   of the Senior Officer's independent          Board noted that the Fund's performance
independent Senior Officer who also          written evaluation, as well as a             was comparable to the performance of the
prepares a separate analysis of this         discussion of the material factors and       Index for the one and five year periods,
information for the Trustees. Each           related conclusions that formed the basis    and below such Index for the three year
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       period. The Board also considered the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         steps AIM has taken over the last several
performance, fees and expenses of their      stated, information set forth below is as    years to improve the quality and
assigned funds. The Investments              of June 27, 2007 and does not reflect any    efficiency of the services that AIM
                                             changes that may have occurred since that    provides to the AIM Funds. The Board
                                             date, including but not                      concluded that AIM continues to be
                                                                                          responsive to the Board's

                                                                                                                         (continued)

AIM INCOME FUND

focus on fund performance. Although the      advisory fees, as a percentage of the        ates were providing these services in a
independent written evaluation of the        Fund's net assets, has decreased as net      satisfactory manner and in accordance with
Fund's Senior Officer (discussed below)      assets increased because of the              the terms of their contracts, and were
only considered Fund performance through     breakpoints. Based on this information,      qualified to continue to provide these
the most recent calendar year, the Board     the Board concluded that the Fund's          services to the Fund.
also reviewed more recent Fund performance   advisory fees appropriately reflect
and this review did not change their         economies of scale at current asset             The Board considered the benefits
conclusions.                                 levels. The Board also noted that the Fund   realized by AIM as a result of portfolio
                                             shares directly in economies of scale        brokerage transactions executed through
C. ADVISORY FEES AND FEE WAIVERS             through lower fees charged by third party    "soft dollar" arrangements. Under these
                                             service providers based on the combined      arrangements, portfolio brokerage
The Board compared the Fund's contractual    size of all of the AIM Funds and             commissions paid by the Fund and/or other
fee rate to the contractual advisory fee     affiliates.                                  funds advised by AIM are used to pay for
rates of funds in the Fund's Lipper peer                                                  research and execution services. The Board
group that are not managed by AIM, at a      E. PROFITABILITY AND FINANCIAL RESOURCES     noted that soft dollar arrangements shift
common asset level and as of the end of         OF AIM                                    the payment obligation for the research
the past calendar year. The Board noted                                                   and executions services from AIM to the
that the Fund's advisory fee rate was        The Board reviewed information from AIM      funds and therefore may reduce AIM's
below the median advisory fee rate of its    concerning the costs of the advisory and     expenses. The Board also noted that
peers. The Board also reviewed the           other services that AIM and its affiliates   research obtained through soft dollar
methodology used by Lipper and noted that    provide to the Fund and the profitability    arrangements may be used by AIM in making
the contractual fee rates shown by Lipper    of AIM and its affiliates in providing       investment decisions for the Fund and may
include any applicable long-term             these services. The Board also reviewed      therefore benefit Fund shareholders. The
contractual fee waivers. The Board also      information concerning the financial         Board concluded that AIM's soft dollar
compared the Fund's contractual advisory     condition of AIM and its affiliates. The     arrangements were appropriate. The Board
fee rate to the contractual advisory fee     Board also reviewed with AIM the             also concluded that, based on their review
rates of other clients of AIM and its        methodology used to prepare the              and representations made by AIM, these
affiliates with investment strategies        profitability information. The Board         arrangements were consistent with
comparable to those of the Fund, including   considered the overall profitability of      regulatory requirements.
two mutual funds advised by AIM. The Board   AIM, as well as the profitability of AIM
noted that the Fund's rate was below the     in connection with managing the Fund. The       The Board considered the fact that the
rate for one of the mutual funds and above   Board noted that AIM continues to operate    Fund's uninvested cash and cash collateral
the rate for the other mutual fund.          at a net profit, although increased          from any securities lending arrangements
                                             expenses in recent years have reduced the    may be invested in money market funds
   Additionally, the Board compared the      profitability of AIM and its affiliates.     advised by AIM pursuant to procedures
Fund's contractual advisory fee rate to      The Board concluded that the Fund's          approved by the Board. The Board noted
the total advisory fees paid by numerous     advisory fees were fair and reasonable,      that AIM will receive advisory fees from
separately managed accounts/wrap accounts    and that the level of profits realized by    these affiliated money market funds
advised by an AIM affiliate. The Board       AIM and its affiliates from providing        attributable to such investments, although
noted that the Fund's rate was generally     services to the Fund was not excessive in    AIM has contractually agreed to waive the
above the rates for the separately managed   light of the nature, quality and extent of   advisory fees payable by the Fund with
accounts/wrap accounts. The Board            the services provided. The Board             respect to its investment of uninvested
considered that management of the            considered whether AIM is financially        cash in these affiliated money market
separately managed accounts/wrap accounts    sound and has the resources necessary to     funds through at least June 30, 2008. The
by the AIM affiliate involves different      perform its obligations under the Fund's     Board considered the contractual nature of
levels of services and different             advisory agreement, and concluded that AIM   this fee waiver and noted that it remains
operational and regulatory requirements      has the financial resources necessary to     in effect until at least June 30, 2008.
than AIM's management of the Fund. The       fulfill these obligations.                   The Board concluded that the Fund's
Board concluded that these differences are                                                investment of uninvested cash and cash
appropriately reflected in the fee           F. INDEPENDENT WRITTEN EVALUATION OF THE     collateral from any securities lending
structure for the Fund and the separately       FUND'S SENIOR OFFICER                     arrangements in the affiliated money
managed accounts/wrap accounts.                                                           market funds is in the best interests of
                                             The Board noted that, upon their             the Fund and its shareholders.
   The Board noted that AIM has not          direction, the Senior Officer of the Fund,
proposed any advisory fee waivers or         who is independent of AIM and AIM's
expense limitations for the Fund. The        affiliates, had prepared an independent
Board concluded that it was not necessary    written evaluation to assist the Board in
at this time to discuss with AIM whether     determining the reasonableness of the
to implement any such waivers or expense     proposed management fees of the AIM Funds,
limitations because the Fund's overall       including the Fund. The Board noted that
expense ratio was comparable to the median   they had relied upon the Senior Officer's
expense ratio of the funds in the Fund's     written evaluation instead of a
Lipper peer group that are not managed by    competitive bidding process. In
AIM.                                         determining whether to continue the Fund's
                                             advisory agreement, the Board considered
   After taking account of the Fund's        the Senior Officer's written evaluation.
contractual advisory fee rate, as well as
the comparative advisory fee information     G. COLLATERAL BENEFITS TO AIM AND ITS
discussed above, the Board concluded that       AFFILIATES
the Fund's advisory fees were fair and
reasonable.                                  The Board considered various other
                                             benefits received by AIM and its
D. ECONOMIES OF SCALE AND BREAKPOINTS        affiliates resulting from AIM's
                                             relationship with the Fund, including the
The Board considered the extent to which     fees received by AIM and its affiliates
there are economies of scale in AIM's        for their provision of administrative,
provision of advisory services to the        transfer agency and distribution services
Fund. The Board also considered whether      to the Fund. The Board considered the
the Fund benefits from such economies of     performance of AIM and its affiliates in
scale through contractual breakpoints in     providing these services and the
the Fund's advisory fee schedule or          organizational structure employed by AIM
through advisory fee waivers or expense      and its affiliates to provide these
limitations. The Board noted that the        services. The Board also considered that
Fund's contractual advisory fee schedule     these services are provided to the Fund
includes three breakpoints and that the      pursuant to written contracts which are
level of the Fund's                          reviewed and approved on an annual basis
                                             by the Board. The Board concluded that AIM
                                             and its affili-

AIM Income Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Qualified Dividend Income*                           2.05%
         Corporate Dividends Received Deduction*              1.61%
         U.S. Treasury Obligations*                           0.39%




       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                         34.28%




       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2006, January 31, 2007, April 30, 2007 and July 31, 2007 were 89.31%, 98.14%, 98.91%, and 97.43%, respectively.

AIM Income Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); CompuDyne
                                             Corporation (provider of products and
                                             services to the public security market);
                                             and Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1990       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Income Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director, Vice
                                             President and General Counsel, Fund
                                             Management Company; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President and General Counsel, Liberty
                                             Financial Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Chief Investment Officer
                                             and Executive Vice President, AIM Funds
                                             Management Inc. d/b/a AIM Trimark
                                             Investments; Senior Vice President and
                                             Head of Equity Investments, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark--
                                             Formerly: Director, Trimark Trust and
                                             A I M Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., INVESCO
                                             Private Capital Investments, Inc.
                                             (holding company), INVESCO Private
                                             Capital, Inc. (registered investment
                                             advisor) and INVESCO Senior Secured
                                             Management, Inc. (registered investment
                                             advisor); and Vice President, A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management
                                             Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                            [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

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REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund     FUND HOLDINGS AND PROXY VOTING INFORMATION
and account information via e-mail. Once your
quarterly statements, tax forms, fund reports,      The Fund provides a complete list of its holdings four times in each fiscal
and prospectuses are available, we will send you    year, at the quarter-ends. For the second and fourth quarters, the lists appear
an e-mail notification containing links to these    in the Fund's semiannual and annual reports to shareholders. For the first and
documents. For security purposes, you will need     third quarters, the Fund files the lists with the Securities and Exchange
to log in to your account to view your statements   Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
and tax forms.                                      available at AIMinvestments.com. From our home page, click on Products &
                                                    Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
WHY SIGN UP?                                        drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
Register for eDelivery to:                          Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
o  save your Fund the cost of printing and          Reference Room, including information about duplicating fee charges, by calling
   postage.                                         202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and
o  reduce the amount of paper you receive.          033-39519

o  gain access to your documents faster by not      A description of the policies and procedures that the Fund uses to determine how
   waiting for the mail.                            to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM
o  view your documents online anytime at your       Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
   convenience.                                     Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.
o  save the documents to your personal computer
   or print them out for your records.              Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web
HOW DO I SIGN UP?                                   site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
It's easy. Just follow these simple steps:          drop-down menu. The information is also available on the SEC Web site, sec.gov.

1. Log in to your account.                          If used after October 20, 2007, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
2. Click on the "Service Center" tab.               recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
3. Select "Register for eDelivery" and complete
   the consent process.

This AIM service is provided by AIM Investment
Services, Inc.
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                        INC-AR-1                        A I M Distributors, Inc.

                             [AIM INVESTMENTS LOGO]
                            --REGISTERED TRADEMARK--

                        AIM INTERMEDIATE GOVERNMENT FUND
                 Annual Report to Shareholders o July 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Intermediate-Term Taxable
Investment Grade

Table of Contents

Letters to Shareholders...................    2
Performance Summary.......................    4
Management Discussion.....................    4
Long-term Fund Performance................    6
Supplemental Information..................    8
Schedule of Investments...................    9
Financial Statements......................   11
Notes to Financial Statements.............   15
Financial Highlights......................   22
Auditor's Report..........................   27
Fund Expenses.............................   28
Approval of Advisory Agreement............   29
Tax Information...........................   31
Trustees and Officers.....................   32

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]    [GRAPHIC]    [GRAPHIC]
 [TARGET       [TARGET    [DIVERSIFIED
  RISK]       MATURITY]    PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM INTERMEDIATE GOVERNMENT FUND

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                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers questions
    [TAYLOR                                  you may have about your investment.
     PHOTO
                                                Despite a significant, albeit short-lived, stock market sell-off in late February and early March--and a more severe stock market decline that began in July--major stock
   Philip Taylor                             market indexes in the United States and abroad generally performed well for the 12 months ended July 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on
                                             Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money as easily, the economy tends to slow.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o  Domestic, global and international equity funds

                                             o  Taxable and tax-exempt fixed-income funds

                                             o  Allocation portfolios, with risk/return characteristics to match your needs

                                             o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and
                                                PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             IN CONCLUSION

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming
                                             AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at
                                             800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in
                                             us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.
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                                        2

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AIM INTERMEDIATE GOVERNMENT FUND

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                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board
    [CROCKETT                                has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's
      PHOTO                                  parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED
                                             TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has
   Bruce L. Crockett                         retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.
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                                       3
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AIM INTERMEDIATE GOVERNMENT FUND

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MANAGEMENT'S DISCUSSION                                                                   style-specific benchmark--U.S. Treasuries,
OF FUND PERFORMANCE                                                                       U.S. agency bonds and U.S. agency
=======================================================================================   mortgage-backed securities--as well as to
PERFORMANCE SUMMARY                                                                       position the Fund's duration within a band
                                                                                          of plus or minus 1.50 years of its
   For the fiscal year ended July 31, 2007, Class A Shares of AIM Intermediate            style-specific benchmark's duration. This
Government Fund, excluding applicable sales charges, underperformed the Fund's broad      duration band places limits on how much
market and style-specific indexes. During the past several months, the subprime           principal risk the Fund may take relative
mortgage problems and the housing sector weakness exerted downward price pressure on      to its benchmark.
the credit-sensitive sectors of the bond market, including mortgage-backed securities
(MBS). Consequently, the Fund's MBS sector positioning detracted from performance            Then, Fund management identifies
relative to its broad market and style-specific indexes.                                  securities believed to be undervalued,
                                                                                          given the prevailing market environment or
   Your Fund's long-term performance appears later in this report.                        potential future developments.

FUND VS. INDEXES                                                                             Instances in which securities are
                                                                                          generally sold include, but are not
Total returns, 7/31/06-7/31/07, excluding applicable sales charges. If sales charges      limited to, the following:
were included, returns would be lower.
                                                                                          o A change in the economic or market
Class A Shares                                                                    4.72%   outlook indicates assets should be
Class B Shares                                                                    3.82    reallocated.
Class C Shares                                                                    3.82
Class R Shares                                                                    4.34    o A mortgage security is prepaying faster
Investor Class Shares                                                             4.65    or slower than expected.
Lehman Brothers U.S. Aggregate Bond Index(1) (Broad Market Index)                 5.58
Lehman Brothers U.S. Government Index(1) (Style-Specific Index)                   5.80    o A security is likely to be called, as
Lehman Brothers Intermediate U.S. Government and Mortgage Index(2)                        preference is given to securities with
(Former Style-Specific Index)                                                     5.57    longer maturity dates.
Lipper Intermediate U.S. Government Funds Index(1) (Peer Group Index)             5.08
                                                                                          o A security has become fully valued.
SOURCES: (1) LIPPER INC.; (2) A I M MANAGEMENT GROUP INC., LEHMAN BROTHERS INC.
                                                                                          MARKET CONDITIONS AND YOUR FUND
=======================================================================================
                                                                                          The U.S. economy strengthened in the
HOW WE INVEST                                   Fund management begins by assessing the   second quarter of 2007 with gross domestic
                                             overall economic environment and its         product (GDP) expanding at a preliminary
The Fund seeks to enhance returns by using   impact on the level and direction of         4.0% annual rate, its highest level in the
calculated risks in sector allocation,       interest rates. Then, it develops a          last five quarters.(3) Growth was driven
duration management and security selection   short-term strategic outlook to take         by exports, government spending, business
and to take advantage of prevailing market   advantage of available tactical              investment and commercial construction.
conditions and future developments.          opportunities. This strategic outlook        Despite stronger than expected economic
Duration is a measure of a debt security's   helps to determine the Fund's allocation     growth during the second quarter, real GDP
sensitivity to interest rate changes,        strategy among the three sectors             growth over the last four quarters slowed
expressed in terms of years.                 represented in its                           to a moderate rate(3) By the end of July,
                                                                                          core inflation, as measured by the
==========================================   ==========================================   consumer price index (CPI), excluding food
                                                                                          and energy, slipped to a 2.2% annualized
PORTFOLIO COMPOSITION                        TOP FIXED INCOME ISSUERS*                    rate for the fiscal year, raising hopes
                                                                                          that overall inflation could ease.(4)
Based on total investments                   1. Federal National Mortgage
                                                 Association (FNMA)               47.4%      Wrapping up a two-day meeting on June
U.S. Mortgage-Backed Securities      60.4%   2. Federal Home Loan                         28, 2007, the U.S. Federal Reserve Board
U.S. Government Agency Securities    35.1        Mortgage Corp. (FHLMC)           18.8    (the Fed) reiterated its belief that
Repurchase Agreements                 2.8    3. Federal Farm Credit Bank          11.3    inflation remains the greatest threat to
U.S. Treasury Securities              1.3    4. Government National Mortgage              the economy. As a result, the Fed
Foreign Sovereign Debt                0.4        Association (GNMA)               11.2    unanimously decided to hold the federal
                                             5. Federal Home Loan Bank (FHLB)      8.3    funds target rate at 5.25%, where it has
Total Net Assets          $497.40 million    6. U.S. Treasury Securities           1.3    been since June 2006.(5)
Total Number of Holdings*             592    7. Israel Government AID Bond
                                                 (Israel)                          0.4       By June 2007, the downturn in the
                                                                                          housing market was clearly visible, as the
==========================================   ==========================================   sales of existing homes had declined more
                                                                                          than 10% and the sales of new homes had
The Fund's holdings are subject to change, and there is no assurance that the Fund will   fallen by 30% from their peaks in
continue to hold any particular security.                                                 mid-2005.(5) In addition, developments in
                                                                                          the subprime mortgage
*Excluding repurchase agreements.
                                                                                                                         (continued)
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AIM INTERMEDIATE GOVERNMENT FUND

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market during the second half of the year    makers ceased their interest rate            earned on investing the proceeds of the
added to the uncertainty of housing          tightening campaign, which negatively        sale. However, the Fund may lose money if
demand.                                      impacted the Fund's performance.             these types of securities decline in
                                             Throughout the second part of the fiscal     value, due to market conditions or
   In the fixed income market, subprime      year, we repositioned the Fund's duration    prepayments of the underlying mortgages.
lending issues began to impact               more defensively by using primarily two-     During the fiscal year, as economic growth
credit-sensitive segments of the bond        and five-year U.S. Treasury note futures     and inflation remained moderate, interest
market, including the high yield and bank    contracts. As the yields across all          rates declined, having a positive effect
loan markets. The magnitude of the problem   maturity structures fell by the end of the   on the Fund's dollar roll holdings.
was enhanced by a lack of liquidity, as      fiscal year, our more conservative
lenders began demanding more stringent       approach to duration management had no          We thank you for your investment in AIM
terms and enhanced covenant protection       significant impact on performance.(7)        Intermediate Government Fund.
from bond issuers.
                                                Over the fiscal year, the vast majority   Sources: (3)Bureau of Economic Analysis;
   For the fiscal year, investment grade     of the Fund's holdings included MBS,         (4)Bureau of Labor Statistics; (5)U.S.
corporate bonds posted solid returns, as     although this position was decreased         Federal Reserve Board; (6)Lehman Brothers
they benefited from continued demand         substantially during the last few months     Inc.; (7)U.S. Treasury
during the first part of the year, strong    to diversify the Fund's assets across
company earnings and stable credit           different government-related securities,     THE VIEWS AND OPINIONS EXPRESSED IN
fundamentals.(6) However, rising yields in   including U.S. Treasuries and U.S. agency    MANAGEMENT'S DISCUSSION OF FUND
May and June of 2007 had a predictable       obligations. During the first part of the    PERFORMANCE ARE THOSE OF A I M ADVISORS,
effect on the bond prices, reversing most    fiscal year, the MBS market delivered        INC. THESE VIEWS AND OPINIONS ARE SUBJECT
of the gains generated during the first      strong performance.(6) However, the          TO CHANGE AT ANY TIME BASED ON FACTORS
four months in 2007.(7) Bond yields and      well-publicized difficulties in the          SUCH AS MARKET AND ECONOMIC CONDITIONS.
prices move in opposite directions. The      subprime market over the past few months     THESE VIEWS AND OPINIONS MAY NOT BE RELIED
high yield market also delivered strong      caused an increase in volatility and a       UPON AS INVESTMENT ADVICE OR
performance over the year, outperforming     general flight-to-quality from the           RECOMMENDATIONS, OR AS AN OFFER FOR A
investment grade issues, despite losses in   credit-sensitive segments of the bond        PARTICULAR SECURITY. THE INFORMATION IS
June and July of 2007.(6)                    market, including MBS. Despite stronger      NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
                                             performance of higher coupon mortgage bond   ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
   The yield of the 10-year U.S. Treasury    relative to lower coupon MBS over the year   THE FUND. STATEMENTS OF FACT ARE FROM
note, a key benchmark that influences        and favorable returns of MBS during the      SOURCES CONSIDERED RELIABLE, BUT A I M
nearly all long-term interest rates,         first six months of the year, the Fund's     ADVISORS, INC. MAKES NO REPRESENTATION OR
including home mortgages, reached its        strategy in this sector of the bond market   WARRANTY AS TO THEIR COMPLETENESS OR
five-year high point of 5.26% in June        had a negative impact on performance         ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
2007.(7) However, it fell to 4.78% by the    relative to its style-specific               IS NO GUARANTEE OF FUTURE RESULTS, THESE
end of the fiscal year as demand for         benchmark.(6)                                INSIGHTS MAY HELP YOU UNDERSTAND OUR
relatively safe government bonds                                                          INVESTMENT MANAGEMENT PHILOSOPHY.
increased.(7)                                   As a part of our sector diversification
                                             strategy, we maintained relatively small        See important Fund and index
   Effective May 1, 2007, along with the     positions in U.S. Treasury and U.S. agency      disclosures later in this report.
changes associated with the Fund's           securities during the last three months of
portfolio management team, the Fund          the fiscal year. Despite declining in May               Jan H. Friedli
changed its style-specific benchmark from    and June of 2007, U.S. Treasury securities   FRIEDLI    Senior portfolio manager, is
the Lehman Brothers Intermediate U.S.        and U.S. agency bonds recovered their        PHOTO]     lead manager of AIM
Government and Mortgage Index to the         losses in July, finishing the three-month               Intermediate Government Fund.
Lehman Brothers U.S. Government Index to     period in positive territory.(6) As a                   He began his investment career
better reflect the Fund's value-oriented     result, the Fund's exposure to these two     in 1990 and joined AIM in 1999. Mr.
management style, which employs              sectors of the bond market had a positive    Friedli graduated cum laude from Villanova
diversified strategies and can invest in     impact on performance relative to the        University with a Bachelor of Science
all sectors of the government bond market.   style-specific benchmark.                    degree in computer science and earned an
                                                                                          M.B.A. from the University of Chicago.
   We began to implement a new strategy of      Throughout the year, we used mortgage
using derivatives in 2006--specifically      dollar roll transactions to take advantage              Brendan D. Gau
U.S. Treasury futures--to gain exposure to   of opportunities in the mortgage market      [GAU       Chartered Financial Analyst,
U.S. Treasury market for purposes of         and enhance current income. In mortgage      PHOTO]     portfolio manager,is manager
managing the Fund's duration. U.S.           dollar roll transactions, we sell a                     of AIM Intermediate Government
Treasury futures offer a variety of          mortgage-backed security and                            Fund. He joined AIM in 1996.
standardized contracts, are exchange         simultaneously agree to later repurchase     Mr. Gau earned a Bachelor of Arts degree
traded and provide a high level of           another mortgage-backed security with the    in mathematics, physics and economics from
liquidity. We believe this strategy          same interest rate and maturity date.        Rice University.
affords us the opportunity to employ the     While giving up the right to receive
Fund's cash more effectively, compared to    interest and principal payments on the       Assisted by the Taxable Investment Grade
buying actual bonds.                         security we sold, the Fund may benefit       Bond Team.
                                             from the interest
   During the first few months of the
fiscal year, the Fund's duration
positioning reflected our belief that the
Fed would hike interest rates to slow
economic growth. However, at their August
2006 meeting, Fed monetary policy-
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AIM INTERMEDIATE GOVERNMENT FUND

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YOUR FUND'S LONG-TERM PERFORMANCE            of taxes a shareholder would pay on Fund     the dollar value of an investment, is
                                             distributions or sale of Fund shares.        constructed with each segment representing
Past performance cannot guarantee            Performance of the indexes does not          a percent change in the value of the
comparable future results.                   reflect the effects of taxes.                investment. In this chart, each segment
                                                                                          represents a doubling, or 100% change, in
   The data shown in the chart include          This chart, which is a logarithmic        the value of the investment. In other
reinvested distributions, applicable sales   chart, presents the fluctuations in the      words, the space between $5,000 and
charges, Fund expenses and management        value of the Fund and its indexes. We        $10,000 is the same size as the space
fees. Index results include reinvested       believe that a logarithmic chart is more     between $10,000 and $20,000, and so on.
dividends, but they do not reflect sales     effective than other types of charts in
charges. Performance of an index of funds    illustrating changes in value during the
reflects fund expenses and management        early years shown in the chart. The
fees; performance of a market index does     vertical axis, the one that indicates
not. Performance shown in the chart and
table(s) does not reflect deduction

====================================================================================================================================

Continued from page 8

OTHER INFORMATION                            ues may differ from the net asset values     o The Chartered Financial Analyst
                                             and returns reported in the Financial        --REGISTERED TRADEMARK-- (CFA --REGISTERED
o The returns shown in the management's      Highlights.                                  TRADEMARK--) designation is a globally
discussion of Fund performance are based                                                  recognized standard for measuring the
on net asset values calculated for           o Industry classifications used in this      competence and integrity of investment
shareholder transactions. Generally          report are generally according to the        professionals.
accepted accounting principles require       Global Industry Classification Standard,
adjustments to be made to the net assets     which was developed by and is the
of the Fund at period end for financial      exclusive property and a service mark of
reporting purposes, and as such, the net     Morgan Stanley Capital International Inc.
asset values for shareholder transactions    and Standard & Poor's.
and the returns based on those net asset
val-
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                                        6

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
====================================================================================================================================

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
Fund data from 4/28/87, index data from 4/30/87

         AIM INTERMEDIATE  LEHMAN BROTHERS  LEHMAN BROTHERS
          GOVERNMENT FUND  U.S. GOVERNMENT   U.S. AGGREGATE
  DATE    -CLASS A SHARES      INDEX(1)      BOND INDEX(1)
                                                               10/92         15308              16769             17153
4/28/87       $ 9525                                           11/92         15274              16744             17160
   4/87         9563            $10000           $10000        12/92         15433              17022             17429
   5/87         9554              9957             9961         1/93         15642              17383             17764
   6/87         9697             10073            10098         2/93         15867              17730             18074
   7/87         9726             10052            10090         3/93         15925              17789             18150
   8/87         9736              9996            10036         4/93         16029              17926             18277
   9/87         9629              9802             9822         5/93         16010              17906             18301
  10/87         9766             10183            10172         6/93         16224              18303             18632
  11/87         9845             10233            10253         7/93         16268              18415             18739
  12/87         9925             10355            10393         8/93         16488              18826             19067
   1/88        10136             10694            10758         9/93         16535              18897             19118
   2/88        10247             10808            10886        10/93         16583              18969             19189
   3/88        10216             10697            10784        11/93         16408              18760             19026
   4/88        10226             10640            10726        12/93         16526              18834             19128
   5/88        10226             10565            10654         1/94         16706              19092             19387
   6/88        10372             10798            10911         2/94         16459              18687             19049
   7/88        10372             10725            10854         3/94         16042              18266             18579
   8/88        10372             10746            10882         4/94         15891              18122             18430
   9/88        10510             10980            11128         5/94         15925              18099             18428
  10/88        10617             11174            11337         6/94         15907              18057             18388
  11/88        10574             11042            11200         7/94         16146              18389             18754
  12/88        10564             11084            11213         8/94         16180              18393             18776
   1/89        10684             11224            11374         9/94         16007              18134             18500
   2/89        10674             11134            11292        10/94         16007              18119             18484
   3/89        10707             11201            11341        11/94         15901              18086             18443
   4/89        10863             11441            11578        12/94         15954              18197             18570
   5/89        11031             11711            11882         1/95         16202              18535             18938
   6/89        11246             12102            12243         2/95         16525              18934             19389
   7/89        11417             12358            12504         3/95         16579              19053             19507
   8/89        11349             12150            12319         4/95         16778              19303             19780
   9/89        11395             12202            12382         5/95         17361              20080             20545
  10/89        11593             12518            12687         6/95         17489              20235             20695
  11/89        11698             12640            12807         7/95         17447              20160             20650
  12/89        11757             12661            12842         8/95         17646              20398             20900
   1/90        11697             12482            12689         9/95         17810              20594             21102
   2/90        11756             12506            12729        10/95         18049              20907             21377
   3/90        11780             12504            12738        11/95         18309              21233             21697
   4/90        11743             12394            12621        12/95         18550              21535             22001
   5/90        11987             12740            12995         1/96         18669              21666             22146
   6/90        12123             12941            13203         2/96         18327              21224             21761
   7/90        12296             13107            13385         3/96         18197              21046             21609
   8/90        12272             12924            13206         4/96         18104              20911             21488
   9/90        12372             13049            13315         5/96         18030              20875             21445
  10/90        12499             13261            13484         6/96         18212              21145             21732
  11/90        12677             13556            13774         7/96         18276              21198             21791
  12/90        12857             13766            13989         8/96         18221              21151             21754
   1/91        12987             13913            14162         9/96         18485              21502             22132
   2/91        13052             13992            14283        10/96         18853              21975             22624
   3/91        13145             14064            14379        11/96         19162              22358             23010
   4/91        13251             14218            14537        12/96         18984              22129             22796
   5/91        13344             14274            14621         1/97         19051              22154             22867
   6/91        13371             14254            14614         2/97         19075              22185             22924
   7/91        13519             14423            14817         3/97         18894              21950             22670
   8/91        13723             14758            15137         4/97         19170              22266             23010
   9/91        13943             15068            15444         5/97         19322              22457             23228
  10/91        14123             15201            15616         6/97         19559              22709             23505
  11/91        14248             15353            15759         7/97         20052              23354             24139
  12/91        14528             15876            16227         8/97         19866              23122             23934
   1/92        14401             15629            16007         9/97         20150              23469             24286
   2/92        14462             15689            16111        10/97         20414              23875             24638
   3/92        14408             15598            16020        11/97         20485              23997             24752
   4/92        14541             15697            16136        12/97         20708              24249             25002
   5/92        14731             15986            16441         1/98         20955              24613             25322
   6/92        14967             16214            16668         2/98         20938              24546             25301
   7/92        15145             16623            17008         3/98         20988              24615             25387
   8/92        15310             16777            17179         4/98         21062              24726             25519
   9/92        15491             17014            17384         5/98         21268              24981             25762

====================================================================================================================================

                                                         SOURCE: (1) LIPPER INC.

====================================================================================================================================

                                                          [MOUNTAIN CHART]

   6/98        21432             25265            25981         9/04         28950              37168             38694
   7/98        21483             25303            26035        10/04         29092              37465             39019
   8/98        21898             25961            26460        11/04         29004              37019             38706
   9/98        22384             26662            27079        12/04         29109              37352             39063
  10/98        22297             26571            26935         1/05         29182              37588             39309
  11/98        22326             26579            27089         2/05         29094              37321             39077
  12/98        22402             26638            27170         3/05         29013              37198             38877
   1/99        22500             26792            27363         4/05         29265              37797             39402
   2/99        22082             26155            26884         5/05         29385              38235             39828
   3/99        22181             26257            27032         6/05         29441              38449             40047
   4/99        22210             26317            27119         7/05         29397              37984             39682
   5/99        22001             26085            26880         8/05         29552              38542             40190
   6/99        21838             26033            26794         9/05         29440              38087             39776
   7/99        21810             25994            26679        10/05         29328              37821             39462
   8/99        21830             25994            26665        11/05         29410              37991             39636
   9/99        22020             26205            26975        12/05         29560              38344             40012
  10/99        22088             26247            27075         1/06         29619              38279             40016
  11/99        22083             26210            27072         2/06         29640              38340             40148
  12/99        21980             26040            26942         3/06         29492              37995             39755
   1/00        21901             26076            26853         4/06         29480              37889             39683
   2/00        22122             26446            27178         5/06         29433              37896             39640
   3/00        22319             26912            27537         6/06         29489              38003             39723
   4/00        22314             26836            27457         7/06         29719              38455             40259
   5/00        22310             26853            27443         8/06         29986              38997             40875
   6/00        22638             27331            28014         9/06         30148              39344             41235
   7/00        22762             27596            28269        10/06         30311              39549             41507
   8/00        23017             28004            28679        11/06         30475              39948             41989
   9/00        23194             28085            28859        12/06         30499              39672             41745
  10/00        23320             28355            29050         1/07         30557              39625             41728
  11/00        23681             28914            29526         2/07         30906              40235             42371
  12/00        24041             29489            30075         3/07         31004              40247             42371
   1/01        24293             29787            30569         4/07         31141              40448             42600
   2/01        24468             30126            30835         5/07         30879              40129             42276
   3/01        24529             30232            30989         6/07         30836              40113             42149
   4/01        24429             29923            30859         7/07         31128              40686             42524
   5/01        24514             30022            31044
   6/01        24573             30160            31162
   7/01        25016             30884            31860
   8/01        25241             31267            32226
   9/01        25715             31811            32603
  10/01        26248             32632            33285
  11/01        25801             31901            32825
  12/01        25510             31623            32615
   1/02        25691             31829            32879
   2/02        25955             32122            33198
   3/02        25577             31421            32647
   4/02        26050             32169            33281
   5/02        26242             32362            33563
   6/02        26468             32815            33852
   7/02        26868             33537            34262
   8/02        27268             34201            34841
   9/02        27805             35005            35405
  10/02        27672             34725            35242
  11/02        27473             34426            35232
  12/02        28061             35260            35961
   1/03        27971             35171            35993
   2/03        28281             35738            36490
   3/03        28117             35634            36461
   4/03        28280             35798            36764
   5/03        28654             36729            37447
   6/03        28559             36538            37372
   7/03        27679             35029            36117
   8/03        27704             35225            36355
   9/03        28353             36250            37319
  10/03        28103             35735            36971
  11/03        28218             35774            37060
  12/03        28427             36093            37438
   1/04        28578             36392            37738
   2/04        28761             36829            38145
   3/04        28881             37153            38431
   4/04        28411             36035            37432
   5/04        28314             35902            37282
   6/04        28461             36049            37495
   7/04        28635             36384            37866
   8/04        28967             37093            38589

====================================================================================================================================

AIM INTERMEDIATE GOVERNMENT FUND

YOUR FUND'S LONG-TERM PERFORMANCE

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 REINVESTED DISTRIBUTIONS, CHANGES IN NET
                                                                                          ASSET VALUE AND THE EFFECT OF THE MAXIMUM
As of 7/31/07,including applicable sales     As of 6/30/07,the most recent calendar       SALES CHARGE UNLESS OTHERWISE STATED.
charges                                      quarter-end,including applicable sales       INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             charges                                      FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
CLASS A SHARES                                                                            LOSS WHEN YOU SELL SHARES.
Inception (4/28/87)                  5.77%   CLASS A SHARES
10 Years                             3.99    Inception (4/28/87)                  5.74%      THE TOTAL ANNUAL FUND OPERATING EXPENSE
 5 Years                             1.99    10 Years                             4.15    RATIO SET FORTH IN THE MOST RECENT FUND
 1 Year                             -0.22     5 Years                             2.10    PROSPECTUS AS OF THE DATE OF THIS REPORT
                                              1 Year                             -0.36    FOR CLASS A, CLASS B, CLASS C, CLASS R AND
CLASS B SHARES                                                                            INVESTOR CLASS SHARES WAS 1.23%, 1.98%,
Inception (9/7/93)                   4.18%   CLASS B SHARES                               1.98%, 1.48% AND 1.16%, RESPECTIVELY. THE
10 Years                             3.88    Inception (9/7/93)                   4.14%   EXPENSE RATIOS PRESENTED ABOVE MAY VARY
 5 Years                             1.87    10 Years                             4.04    FROM THE EXPENSE RATIOS PRESENTED IN OTHER
 1 Year                             -1.14     5 Years                             2.04    SECTIONS OF THIS REPORT THAT ARE BASED ON
                                              1 Year                             -1.03    EXPENSES INCURRED DURING THE PERIOD
CLASS C SHARES                                                                            COVERED BY THIS REPORT.
Inception (8/4/97)                   3.79%   CLASS C SHARES
5 Years                              2.23    Inception (8/4/97)                   3.75%      CLASS A SHARE PERFORMANCE REFLECTS THE
1 Year                               2.83    5 Years                              2.38    MAXIMUM 4.75% SALES CHARGE, AND CLASS B
                                             1 Year                               2.95    AND CLASS C SHARE PERFORMANCE REFLECTS THE
CLASS R SHARES                                                                            APPLICABLE CONTINGENT DEFERRED SALES
10 Years                             4.23%   CLASS R SHARES                               CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
 5 Years                             2.75    10 Years                             4.41%   CDSC ON CLASS B SHARES DECLINES FROM 5%
 1 Year                              4.34     5 Years                             2.90    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                              1 Year                              4.46    THE BEGINNING OF THE SEVENTH YEAR. THE
INVESTOR CLASS SHARES                                                                     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
10 Years                             4.51%   INVESTOR CLASS SHARES                        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
 5 Years                             3.02    10 Years                             4.69%   HAVE A FRONT-END SALES CHARGE; RETURNS
 1 Year                              4.65     5 Years                             3.16    SHOWN ARE AT NET ASSET VALUE AND DO NOT
==========================================    1 Year                              4.77    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                             ==========================================   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                                                                          ASSETS WITHIN THE FIRST YEAR. INVESTOR
CLASS R SHARES' INCEPTION DATE IS JUNE 3,    SHARE PERFORMANCE AND RESTATED CLASS A       CLASS SHARES DO NOT HAVE A FRONT-END SALES
2002. RETURNS SINCE THAT DATE ARE            SHARE PERFORMANCE (FOR PERIODS PRIOR TO      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    THE INCEPTION DATE OF INVESTOR CLASS         IS AT NET ASSET VALUE.
BLENDED RETURNS OF HISTORICAL CLASS R        SHARES) AT NET ASSET VALUE, WHICH RESTATED
SHARE PERFORMANCE AND RESTATED CLASS A       PERFORMANCE WILL REFLECT THE RULE 12B-1         THE PERFORMANCE OF THE FUND'S SHARE
SHARE PER-FORMANCE (FOR PERIODS PRIOR TO     FEES APPLICABLE TO CLASS A SHARES FOR THE    CLASSES WILL DIFFER PRIMARILY DUE TO
THE INCEPTION DATE OF CLASS R SHARES) AT     PERIOD USING BLENDED RETURNS. CLASS A        DIFFERENT SALES CHARGE STRUCTURES AND
NET ASSET VALUE, ADJUSTED TO REFLECT THE     SHARES' INCEPTION DATE IS APRIL 28, 1987.    CLASS EXPENSES.
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS
R SHARES. CLASS A SHARES' INCEPTION DATE        THE PERFORMANCE DATA QUOTED REPRESENT     ==========================================
IS APRIL 28, 1987.                           PAST PERFORMANCE AND CANNOT GUARANTEE        FOR A DISCUSSION OF THE RISKS OF INVESTING
                                             COMPARABLE FUTURE RESULTS; CURRENT           IN YOUR FUND AND INDEXES USED IN THIS
   INVESTOR CLASS SHARES' INCEPTION DATE     PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   REPORT, PLEASE TURN THE PAGE.
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT    VISIT AIMINVESTMENTS.COM FOR THE MOST        ==========================================
DATE ARE HISTORICAL RETURNS. ALL OTHER       RECENT MONTH-END PERFORMANCE. PERFORMANCE
RETURNS ARE BLENDED RETURNS OF HISTORICAL    FIGURES REFLECT
INVESTOR CLASS

AIM INTERMEDIATE GOVERNMENT FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR
SAFETY OF PRINCIPAL.

o  Unless otherwise stated, information presented in this report is as of July 31, 2007, and is based on total net assets.

o  Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          changes in the value of the portfolio's    o The Lehman Brothers U.S. Government
                                             securities. Derivatives are subject to       Index consists of securities issued by the
o Class B shares are not available as an     counterparty risk--the risk that the         U.S. Government including public
investment for retirement plans maintained   other party will not complete the            obligations of the U.S. Treasury with a
pursuant to Section 401 of the Internal      transaction with the Fund.                   remaining maturity of one year or more or
Revenue Code, including 401(k) plans,                                                     publicly issued debt of U.S. Government
money purchase pension plans and profit      o There is no guarantee that the             agencies, quasi-federal corporations, and
sharing plans. Plans that had existing       investment techniques and risk analyses      corporate or foreign debt guaranteed by
accounts invested in Class B shares prior    used by the Fund's portfolio managers will   the U.S. Government.
to September 30, 2003, will continue to be   produce the desired results.
allowed to make additional purchases.                                                     o The Lehman Brothers Intermediate U.S.
                                                                                          Government and Mortgage Index includes
o Class R shares are available only to       o The prices of securities held by the       securities in the intermediate maturity
certain retirement plans. Please see the     Fund may decline in response to market       range of the U.S. Government Index that
prospectus for more information.             risks.                                       must have between 1 year and 10 years to
                                                                                          final maturity regardless of call
o Investor Class shares are closed to most   o Reinvestment risk is the risk that a       features, and fixed-rate mortgage
investors. For more information on who may   bond's cash flows will be reinvested at an   securities with a weighted average of at
continue to invest in Investor Class         interest rate below that on the original     least 1 year and issued by Government
shares, please see the prospectus.           bond.                                        National Mortgage Association, Federal
                                                                                          Home Loan Mortgage Corporation, or Federal
PRINCIPAL RISKS OF INVESTING IN THE FUND     o Reverse repurchase agreements and          National Mortgage Association.
                                             dollarroll transactions involve the risk
o Dollar-roll transactions involve the       that the market value of securities to be    o The Lipper Intermediate U.S. Government
risk that the market value of securities     purchased by the Fund may decline below      Funds Index is an equally weighted
to be purchased by the Fund may decline      the price at which the Fund is obligated     representation of the largest funds in the
below the price at which the Fund is         to repurchase the securities or that the     Lipper Intermediate U.S. Government Funds
obligated to repurchase the securities or    other party may default on its obligation,   category. These funds invest at least 65%
that the other party may default on its      such that the Fund is delayed or prevented   of their assets in securities issued or
obligation, such that the Fund is delayed    from completing the transaction.             guaranteed by the U.S. government, its
or prevented from completing the                                                          agencies, or its instrumentalities, with
transaction.                                 o The Fund may invest in obligations         dollar-weighted average maturities of five
                                             issued by agencies and instrumentalities     to ten years.
o High-coupon, U.S. government agency        of the U.S. government that may vary in
mortgage-backed securities provide a         the level of support they receive from the   o The Fund is not managed to track the
higher coupon than current prevailing        U.S. government. The U.S. government may     performance of any particular index,
market interest rates, and the Fund may      choose not to provide financial support to   including the indexes defined here, and
purchase such securities at a premium. If    U.S. government sponsored agencies or        consequently, the performance of the Fund
these securities experience a faster         instrumentalities if it is not legally       may deviate significantly from the
principal prepayment rate than expected,     obligated to do so. In this case, if the     performance of the index.
both the market value and income from such   issuer defaulted, the underlying fund
securities will decrease.                    holding securities of such issuer might      o A direct investment cannot be made in an
                                             not be able to recover its investment from   index. Unless otherwise indicated, index
o Interest rate risk refers to the risk      the U.S. government.                         results include reinvested dividends, and
that bond prices generally fall as                                                        they do not reflect sales charges.
interest rates rise; conversely, bond        ABOUT INDEXES USED IN THIS REPORT            Performance of an index of funds reflects
prices generally rise as interest rates                                                   fund expenses; performance of a market
fall.                                        o The Lehman Brothers U.S. Aggregate Bond    index does not.
                                             Index covers U.S. investment-grade
o The Fund may use enhanced investment       fixed-rate bonds with components for         Continued on page 6
techniques such as leveraging and            government and corporate securities,
derivatives. Leveraging entails risks such   mortgage pass-throughs, and asset-backed
as magnifying                                securities.

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           FUND NASDAQ SYMBOLS
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================    Class A Shares                       AGOVX
                                                                                          Class B Shares                       AGVBX
                                                                                          Class C Shares                       AGVCX
                                                                                          Class R Shares                       AGVRX
                                                                                          Investor Class Shares                AGIVX

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

AIMinvestments.com

AIM Intermediate Government Fund

SCHEDULE OF INVESTMENTS

July 31, 2007


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-61.42%(A)

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-18.83%

Pass Through Ctfs.,
  7.00%, 11/01/10 to 03/01/36                   $18,682,035    $ 19,358,887
---------------------------------------------------------------------------
  6.50%, 02/01/11 to 02/01/35                    34,018,029      34,719,770
---------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                      576,987         639,985
---------------------------------------------------------------------------
  12.00%, 02/01/13                                    1,114           1,217
---------------------------------------------------------------------------
  8.00%, 12/01/15 to 02/01/35                    13,797,103      14,662,224
---------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                     9,911,095       9,974,623
---------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                      101,858         112,009
---------------------------------------------------------------------------
  8.50%, 09/01/20 to 05/01/26                       329,954         349,042
---------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                       447,587         487,097
---------------------------------------------------------------------------
  9.00%, 06/01/21 to 04/01/25                     1,915,902       2,051,483
---------------------------------------------------------------------------
  7.05%, 05/20/27                                   749,593         769,752
---------------------------------------------------------------------------
  7.50%, 09/01/30 to 05/01/34                    10,093,633      10,527,986
===========================================================================
                                                                 93,654,075
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-31.36%

Pass Through Ctfs.,
  6.00%, 05/01/09 to 04/01/24                    15,415,558      15,614,635
---------------------------------------------------------------------------
  7.50%, 07/01/10 to 08/01/36                    16,929,399      17,688,137
---------------------------------------------------------------------------
  7.00%, 05/01/11 to 06/01/36                    36,056,574      37,435,689
---------------------------------------------------------------------------
  8.00%, 02/01/12 to 12/01/36                    15,352,366      16,210,982
---------------------------------------------------------------------------
  8.50%, 06/01/12 to 12/01/36                     8,928,548       9,562,626
---------------------------------------------------------------------------
  6.50%, 06/01/14 to 10/01/35                    40,483,457      41,416,036
---------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                       103,289         111,847
---------------------------------------------------------------------------
  9.00%, 12/01/16                                   184,256         200,360
---------------------------------------------------------------------------
  5.00%, 01/01/17 to 12/01/18                     4,402,633       4,291,623
---------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                      631,710         702,585
---------------------------------------------------------------------------
  5.50%, 03/01/21 to 10/01/33                        30,147          29,293
---------------------------------------------------------------------------
  6.75%, 07/01/24                                 1,757,404       1,808,606
---------------------------------------------------------------------------
  10.31%, 04/20/25                                  246,351         277,287
---------------------------------------------------------------------------
  6.95%, 07/01/25 to 09/01/26                       348,220         362,287
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 08/01/22(b)                             10,393,000      10,264,714
===========================================================================
                                                                155,976,707
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-11.23%

Pass Through Ctfs.,
  6.00%, 10/15/08 to 08/15/33                   $ 5,526,941(c) $  5,538,137
---------------------------------------------------------------------------
  6.50%, 10/15/08 to 02/15/36                    23,266,083      23,932,308
---------------------------------------------------------------------------
  7.00%, 10/15/08 to 03/15/37                     7,816,434(c)    8,146,410
---------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                        71,302          76,196
---------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                       344,409         372,185
---------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                      858,382         957,180
---------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15                        5,940           6,387
---------------------------------------------------------------------------
  12.50%, 11/15/10                                    3,923           4,306
---------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14                       44,481          50,340
---------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                       65,531          73,623
---------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                       51,660          58,540
---------------------------------------------------------------------------
  10.50%, 02/15/16                                    3,853           4,325
---------------------------------------------------------------------------
  8.50%, 08/20/16 to 01/15/37                       459,328         490,831
---------------------------------------------------------------------------
  8.75%, 10/20/16 to 01/20/17                        48,343          51,183
---------------------------------------------------------------------------
  8.00%, 03/20/17 to 08/15/36                     6,142,621       6,513,401
---------------------------------------------------------------------------
  6.95%, 07/20/25 to 11/20/26                     1,795,765       1,870,142
---------------------------------------------------------------------------
  7.50%, 03/15/26 to 05/15/37                     7,425,247       7,733,006
===========================================================================
                                                                 55,878,500
===========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $310,938,260)                                       305,509,282
===========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-35.59%(A)

FEDERAL FARM CREDIT BANK (FFCB)-11.26%

Bonds,
  5.90%, 04/10/15                                 4,800,000       4,791,072
---------------------------------------------------------------------------
  5.70%, 12/08/15                                25,000,000      24,779,000
---------------------------------------------------------------------------
  6.15%, 10/05/20                                 3,660,000       3,622,266
---------------------------------------------------------------------------
  5.75%, 01/18/22                                16,000,000      15,614,560
---------------------------------------------------------------------------
Medium Term Notes, 5.75%, 12/07/28                7,000,000       7,218,470
===========================================================================
                                                                 56,025,368
===========================================================================

FEDERAL HOME LOAN BANK (FHLB)-8.30%

Unsec. Bonds,
  6.35%, 10/04/21                                 3,400,000       3,385,142
---------------------------------------------------------------------------
  6.15%, 01/03/22                                15,000,000      14,778,750
---------------------------------------------------------------------------
  6.15%, 12/08/26                                21,000,000      20,434,050
---------------------------------------------------------------------------
Unsec. Disc. Bonds, 6.00%, 11/16/15(d)            2,700,000       2,699,406
===========================================================================
                                                                 41,297,348
===========================================================================

AIM Intermediate Government Fund


                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-16.03%

Unsec. Bonds, 6.50%, 11/25/25                   $ 3,500,000    $  3,501,470
---------------------------------------------------------------------------
Unsec. Notes, 6.00%, 04/19/13                     4,600,000       4,603,266
---------------------------------------------------------------------------
  6.00%, 11/17/15                                 4,900,000       4,882,458
---------------------------------------------------------------------------
  6.13%, 03/21/16                                 7,000,000       6,993,140
---------------------------------------------------------------------------
  6.50%, 07/26/16                                35,600,000      35,761,980
---------------------------------------------------------------------------
  6.38%, 12/28/20                                17,000,000      17,026,350
---------------------------------------------------------------------------
  6.25%, 03/29/22                                 7,015,000       6,936,502
===========================================================================
                                                                 79,705,166
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $177,836,022)                                       177,027,882
===========================================================================

U.S. TREASURY SECURITIES-1.28%(A)

U.S. TREASURY BONDS-0.85%

  7.50%, 11/15/24                                 3,300,000(c)    4,239,972
===========================================================================

U.S. TREASURY STRIPS-0.43%

  6.79%, 11/15/18(e)                              1,000,000         572,810
---------------------------------------------------------------------------
  6.85%, 11/15/18(e)                              2,750,000       1,575,227
===========================================================================
                                                                  2,148,037
===========================================================================
    Total U.S. Treasury Securities (Cost
      $5,965,764)                                                 6,388,009
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------


FOREIGN SOVEREIGN BONDS-0.44%(A)

Israel Government AID Bond (Israel), Gtd.
  Global Bonds, 5.13%, 11/01/24 (Cost
  $2,220,061)                                   $ 2,200,000    $  2,170,234
===========================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-98.73% (Cost $496,960,107)                        491,095,407
===========================================================================


                                               REPURCHASE
                                                 AMOUNT
==========================================================================

REPURCHASE AGREEMENTS-2.77%(F)(G)

Barclays Capital Inc., Joint agreement dated
  07/31/07, aggregate maturing value
  $355,187,365 (collateralized by U.S.
  Government obligations valued at
  $362,242,951; 0.00%-5.35%,
  08/10/07-06/05/17) 5.27%, 08/01/07 (Cost
  $13,754,300)                                 13,756,313       13,754,300
==========================================================================
TOTAL INVESTMENTS-101.50% (Cost $510,714,407)                  504,849,707
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.50)%                           (7,445,590)
==========================================================================
NET ASSETS-100.00%                                          $  497,404,117
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Gtd.    - Guaranteed
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2007 was $491,095,407, which represented 98.73% of the Fund's Net Assets. See Note 1A.
(b) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(c) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and
     Note 7.
(d) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)  Principal amount equals value at period end. See Note 1N.
(g) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS:

Investments, at value (Cost $510,714,407)      $ 504,849,707
------------------------------------------------------------
Receivables for:
  Variation margin                                   108,047
------------------------------------------------------------
  Fund shares sold                                   967,972
------------------------------------------------------------
  Interest                                         3,244,859
------------------------------------------------------------
  Principal paydowns                                  66,313
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                84,698
------------------------------------------------------------
Other assets                                          39,082
============================================================
    Total assets                                 509,360,678
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           10,212,061
------------------------------------------------------------
  Fund shares reacquired                             848,121
------------------------------------------------------------
  Dividends                                          214,832
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 152,838
------------------------------------------------------------
Accrued distribution fees                            198,421
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,486
------------------------------------------------------------
Accrued transfer agent fees                          229,715
------------------------------------------------------------
Accrued operating expenses                            99,087
============================================================
    Total liabilities                             11,956,561
____________________________________________________________
============================================================
Net assets applicable to shares outstanding    $ 497,404,117
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 603,053,488
------------------------------------------------------------
Undistributed net investment income                  360,317
------------------------------------------------------------
Undistributed net realized gain (loss)          (101,611,123)
------------------------------------------------------------
Unrealized appreciation (depreciation)            (4,398,565)
============================================================
                                               $ 497,404,117
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $ 278,954,740
____________________________________________________________
============================================================
Class B                                        $ 119,045,379
____________________________________________________________
============================================================
Class C                                        $  33,551,091
____________________________________________________________
============================================================
Class R                                        $   4,577,327
____________________________________________________________
============================================================
Investor Class                                 $  40,278,405
____________________________________________________________
============================================================
Institutional Class                            $  20,997,175
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           33,066,243
____________________________________________________________
============================================================
Class B                                           14,063,738
____________________________________________________________
============================================================
Class C                                            3,979,945
____________________________________________________________
============================================================
Class R                                              542,145
____________________________________________________________
============================================================
Investor Class                                     4,770,631
____________________________________________________________
============================================================
Institutional Class                                2,485,994
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        8.44
------------------------------------------------------------
  Offering price per share (Net asset value
    of $8.44 divided by 95.25%)                $        8.86
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.46
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.43
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                      $        8.44
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                      $        8.44
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $        8.45
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:

Interest                                                      $28,901,896
-------------------------------------------------------------------------
Dividends from affiliated money market funds                    1,099,651
=========================================================================
    Total investment income                                    30,001,547
=========================================================================

EXPENSES:

Advisory fees                                                   2,346,055
-------------------------------------------------------------------------
Administrative services fees                                      174,598
-------------------------------------------------------------------------
Custodian fees                                                     50,628
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         748,791
-------------------------------------------------------------------------
  Class B                                                       1,468,254
-------------------------------------------------------------------------
  Class C                                                         366,693
-------------------------------------------------------------------------
  Class R                                                          26,513
-------------------------------------------------------------------------
  Investor Class                                                   88,388
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                  1,464,044
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                1,190
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          33,645
-------------------------------------------------------------------------
Other                                                             324,719
=========================================================================
    Total expenses                                              7,093,518
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                  (84,814)
=========================================================================
    Net expenses                                                7,008,704
=========================================================================
Net investment income                                          22,992,843
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                         2,183,531
-------------------------------------------------------------------------
  Futures contracts                                            (5,652,698)
=========================================================================
                                                               (3,469,167)
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         2,412,606
-------------------------------------------------------------------------
  Futures contracts                                             1,935,553
=========================================================================
                                                                4,348,159
=========================================================================
Net realized and unrealized gain                                  878,992
=========================================================================
Net increase in net assets resulting from operations          $23,871,835
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2007 and 2006

                                                                  2007            2006
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 22,992,843    $  23,629,852
-------------------------------------------------------------------------------------------
  Net realized gain (loss)                                      (3,469,167)     (15,446,885)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)           4,348,159       (3,014,377)
===========================================================================================
    Net increase in net assets resulting from operations        23,871,835        5,168,590
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (15,635,769)     (16,559,092)
-------------------------------------------------------------------------------------------
  Class B                                                       (6,560,233)      (9,478,706)
-------------------------------------------------------------------------------------------
  Class C                                                       (1,640,175)      (2,075,251)
-------------------------------------------------------------------------------------------
  Class R                                                         (263,331)        (231,548)
-------------------------------------------------------------------------------------------
  Investor Class                                                (2,247,385)      (2,805,922)
-------------------------------------------------------------------------------------------
  Institutional Class                                             (619,237)        (178,182)
===========================================================================================
    Decrease in net assets resulting from distributions        (26,966,130)     (31,328,701)
===========================================================================================
Share transactions-net:
  Class A                                                      (32,451,869)     (81,032,666)
-------------------------------------------------------------------------------------------
  Class B                                                      (55,901,047)     (85,280,046)
-------------------------------------------------------------------------------------------
  Class C                                                       (8,078,476)     (12,900,950)
-------------------------------------------------------------------------------------------
  Class R                                                         (702,402)       1,275,832
-------------------------------------------------------------------------------------------
  Investor Class                                                (4,885,693)     (15,335,762)
-------------------------------------------------------------------------------------------
  Institutional Class                                           14,983,171        5,519,142
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (87,036,316)    (187,754,450)
===========================================================================================
    Net increase (decrease) in net assets                      (90,130,611)    (213,914,561)
===========================================================================================

NET ASSETS:

  Beginning of year                                            587,534,728      801,449,289
===========================================================================================
  End of year (including undistributed net investment income
    of $360,317 and $167,501, respectively)                   $497,404,117    $ 587,534,728
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF CASH FLOWS

For the year ended July 31, 2007

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $  23,871,835
=============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET
  ASSETS TO NET CASH PROVIDED BY (USED IN) OPERATIONS:

  Purchases of investment securities                             (335,622,900)
-----------------------------------------------------------------------------
  Amortization of premium and accretion of discount on
    investment securities                                             561,485
-----------------------------------------------------------------------------
  Proceeds from disposition of investment securities and
    principal payments                                            368,101,918
-----------------------------------------------------------------------------
  Realized gain on investment securities                           (2,183,531)
-----------------------------------------------------------------------------
  Change in unrealized appreciation on investment securities       (2,412,606)
-----------------------------------------------------------------------------
  Increase in variation margin receivable                            (113,969)
-----------------------------------------------------------------------------
  Decrease in receivables and other assets                          1,266,910
-----------------------------------------------------------------------------
  Decrease in accrued expenses and other payables                    (221,066)
=============================================================================
    Net cash provided by operating activities                      53,248,076
=============================================================================

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                116,781,446
-----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                   (228,391,353)
-----------------------------------------------------------------------------
  Dividends paid to shareholders                                   (3,327,211)
=============================================================================
    Net cash provided by (used in) financing activities          (114,937,118)
=============================================================================
Net increase (decrease) in cash and cash equivalents              (61,689,042)
=============================================================================
Cash and cash equivalents at beginning of period                   75,443,342
=============================================================================
Cash and cash equivalents at end of period                      $  13,754,300
=============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                              $  23,705,686
_____________________________________________________________________________
=============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

AIM Intermediate Government Fund

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM Intermediate Government Fund

     recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

O. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

P. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    Effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended July 31, 2007, AIM waived advisory fees of $36,441.

AIM Intermediate Government Fund


    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2007, INVESCO reimbursed expenses of the Fund in the amount of $4,242.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2007, ADI advised the Fund that it retained $38,491 in front-end sales commissions from the sale of Class A shares and $192, $94,154, $2,107 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the year ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07         INCOME
--------------------------------------------------------------------------------------------------
Government &
  Agency
  Portfolio-Institutional
  Class           $75,379,355      $120,653,565      $(196,032,920)       $   --        $1,099,651
__________________________________________________________________________________________________
==================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT(S)

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended July 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $44,131.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the

AIM Intermediate Government Fund

Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2007, the Fund paid legal fees of $5,952 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--FUTURES CONTRACTS

On July 31, 2007, $2,462,523 principal amount of U.S. Treasury and U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                              NUMBER OF       MONTH/            VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT        07/31/07       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       203       Sept-07/Long     $ 21,410,156       $  354,793
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      295       Sept-07/Long       31,689,453          788,048
---------------------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                                                  109       Sept-07/Long       11,996,813          428,067
===========================================================================================================================
  Subtotal                                                                                    65,096,422        1,570,908
===========================================================================================================================
U.S. Treasury 2 Year Notes                                       399       Sept-07/Short     (81,770,063)        (104,773)
===========================================================================================================================
  Total                                                                                     $(16,673,641)      $1,466,135
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2007 and 2006 was as follows:

                                                                 2007           2006
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $26,966,130    $31,328,701
________________________________________________________________________________________
========================================================================================

AIM Intermediate Government Fund


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    486,569
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- investments         (5,864,700)
----------------------------------------------------------------------------
Temporary book/tax differences                                      (126,251)
----------------------------------------------------------------------------
Capital loss carryforward                                        (94,739,937)
----------------------------------------------------------------------------
Post-October capital loss deferral                                (5,405,052)
----------------------------------------------------------------------------
Shares of beneficial interest                                    603,053,488
============================================================================
Total net assets                                                $497,404,117
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to the realization of gains on certain futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $20,298,822
-----------------------------------------------------------------------------
July 31, 2008                                                      9,400,360
-----------------------------------------------------------------------------
July 31, 2011                                                        377,217
-----------------------------------------------------------------------------
July 31, 2012                                                     15,762,988
-----------------------------------------------------------------------------
July 31, 2013                                                     15,201,178
-----------------------------------------------------------------------------
July 31, 2014                                                     17,513,799
-----------------------------------------------------------------------------
July 31, 2015                                                     16,185,573
=============================================================================
Total capital loss carryforward                                  $94,739,937
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO U.S. Government Securities Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2007 was $191,515,221 and $213,956,576, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $2,248,781.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 1,608,499
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (7,473,199)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(5,864,700)
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage-backed securities and dollar rolls, on July 31, 2007, undistributed net investment income (loss) was increased by $4,166,103, undistributed net realized gain (loss) was decreased by $4,166,103. This reclassification had no effect on the net assets of the Fund.

AIM Intermediate Government Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                      YEAR ENDED
                                                                    JULY 31, 2007(a)                 JULY 31, 2006
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,536,684    $  55,626,367      8,198,103    $  70,934,832
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,450,224       12,384,751      2,162,952       18,738,679
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         753,797        6,413,402        856,576        7,395,193
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         211,954        1,807,672        262,535        2,274,195
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  523,249        4,460,488        837,415        7,245,468
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,874,578       15,971,013        647,074        5,581,005
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,622,581       13,819,949      1,683,743       14,535,585
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         641,386        5,482,364        892,190        7,735,422
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         168,376        1,432,973        203,559        1,757,068
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          30,649          261,244         26,717          230,467
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  245,174        2,089,912        305,425        2,640,659
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              72,805          619,237         20,774          178,140
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,403,855       20,461,299      2,683,130       23,102,670
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,396,032)     (20,461,299)    (2,674,296)     (23,102,670)
==========================================================================================================================
Reacquired:
  Class A                                                     (14,355,285)    (122,359,484)   (21,816,716)    (189,605,753)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,239,388)     (53,306,863)   (10,221,745)     (88,651,477)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,872,282)     (15,924,851)    (2,550,668)     (22,053,211)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (326,237)      (2,771,318)      (142,308)      (1,228,830)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (1,342,143)     (11,436,093)    (2,928,828)     (25,221,889)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (188,482)      (1,607,079)       (28,021)        (240,003)
==========================================================================================================================
                                                              (10,184,537)   $ (87,036,316)   (21,582,389)   $(187,754,450)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of the FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008 as required.

AIM Intermediate Government Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------------
                                                                2007           2006           2005        2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.49       $   8.83       $   9.01    $   9.15       $   9.28
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.38(a)        0.33(a)        0.30        0.29(a)        0.33(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.01          (0.24)         (0.06)       0.02          (0.04)
===============================================================================================================================
    Total from investment operations                              0.39           0.09           0.24        0.31           0.29
===============================================================================================================================
Less distributions from net investment income                    (0.44)         (0.43)         (0.42)      (0.45)         (0.42)
===============================================================================================================================
Net asset value, end of period                                $   8.44       $   8.49       $   8.83    $   9.01       $   9.15
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   4.72%          1.10%          2.66%       3.45%          3.03%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $278,955       $313,107       $407,096    $462,804       $639,002
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.06%(c)       1.22%          1.19%       1.01%          0.90%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.07%(c)       1.23%          1.20%       1.02%          0.90%
===============================================================================================================================
Ratio of net investment income to average net assets              4.48%(c)       3.87%          3.55%       3.15%          3.47%
===============================================================================================================================
Ratio of interest expense to average net assets                     --%(c)       0.14%          0.20%       0.07%          0.01%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             37%           169%           124%        142%           275%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $299,516,484.

                                                                                           CLASS B
                                                              -----------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------------
                                                                2007           2006           2005        2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.52       $   8.86       $   9.04    $   9.18       $   9.31
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.32(a)        0.27(a)        0.23        0.22(a)        0.26(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00          (0.24)         (0.06)       0.02          (0.04)
===============================================================================================================================
    Total from investment operations                              0.32           0.03           0.17        0.24           0.22
===============================================================================================================================
Less distributions from net investment income                    (0.38)         (0.37)         (0.35)      (0.38)         (0.35)
===============================================================================================================================
Net asset value, end of period                                $   8.46       $   8.52       $   8.86    $   9.04       $   9.18
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   3.82%          0.36%          1.89%       2.68%          2.30%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $119,045       $175,638       $269,708    $376,960       $654,305
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.81%(c)       1.97%          1.94%       1.76%          1.65%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.82%(c)       1.98%          1.95%       1.77%          1.65%
===============================================================================================================================
Ratio of net investment income to average net assets              3.73%(c)       3.12%          2.80%       2.40%          2.72%
===============================================================================================================================
Ratio of interest expense to average net assets                     --%(c)       0.14%          0.20%       0.07%          0.01%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             37%           169%           124%        142%           275%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $146,825,382.

AIM Intermediate Government Fund

                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              -------------------------------------------------------------
                                                               2007          2006          2005       2004           2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.49       $  8.82       $  9.00    $  9.15       $   9.27
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.32(a)       0.27(a)       0.23       0.22(a)        0.26(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00         (0.23)        (0.06)      0.01          (0.03)
===========================================================================================================================
    Total from investment operations                             0.32          0.04          0.17       0.23           0.23
===========================================================================================================================
Less distributions from net investment income                   (0.38)        (0.37)        (0.35)     (0.38)         (0.35)
===========================================================================================================================
Net asset value, end of period                                $  8.43       $  8.49       $  8.82    $  9.00       $   9.15
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  3.82%         0.48%         1.90%      2.58%          2.42%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $33,551       $41,849       $56,650    $78,760       $137,213
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.81%(c)      1.97%         1.94%      1.76%          1.65%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.82%(c)      1.98%         1.95%      1.77%          1.65%
===========================================================================================================================
Ratio of net investment income to average net assets             3.73%(c)      3.12%         2.80%      2.40%          2.72%
===========================================================================================================================
Ratio of interest expense to average net assets                    --%(c)      0.14%         0.20%      0.07%          0.01%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                            37%          169%          124%       142%           275%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $36,669,312.

                                                                                      CLASS R
                                                              -------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              -------------------------------------------------------
                                                               2007         2006         2005      2004         2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 8.50       $ 8.84       $ 9.01    $ 9.16       $ 9.27
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.36(a)      0.31(a)      0.29      0.27(a)      0.30(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.00        (0.24)       (0.07)     0.01        (0.02)
=====================================================================================================================
    Total from investment operations                            0.36         0.07         0.22      0.28         0.28
=====================================================================================================================
Less distributions from net investment income                  (0.42)       (0.41)       (0.39)    (0.43)       (0.39)
=====================================================================================================================
Net asset value, end of period                                $ 8.44       $ 8.50       $ 8.84    $ 9.01       $ 9.16
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                 4.34%        0.86%        2.51%     3.08%        2.99%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $4,577       $5,320       $4,231    $4,422       $4,057
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.31%(c)     1.47%        1.44%     1.26%        1.15%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.32%(c)     1.48%        1.45%     1.26%        1.15%
=====================================================================================================================
Ratio of net investment income to average net assets            4.23%(c)     3.62%        3.30%     2.90%        3.22%
=====================================================================================================================
Ratio of interest expense to average net assets                   --%(c)     0.14%        0.20%     0.07%        0.01%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           37%         169%         124%      142%         275%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $5,302,601.

AIM Intermediate Government Fund

                                                                                   INVESTOR CLASS
                                                              ---------------------------------------------------------
                                                                                                     SEPTEMBER 30, 2003
                                                                                                        (DATE SALES
                                                                      YEAR ENDED JULY 31,              COMMENCED) TO
                                                              -----------------------------------         JULY 31,
                                                               2007          2006          2005             2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.50       $  8.83       $  9.01         $  9.30
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.39(a)       0.34(a)       0.31            0.24(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00         (0.23)        (0.07)          (0.15)
=======================================================================================================================
    Total from investment operations                             0.39          0.11          0.24            0.09
=======================================================================================================================
Less distributions from net investment income                   (0.45)        (0.44)        (0.42)          (0.38)
=======================================================================================================================
Net asset value, end of period                                $  8.44       $  8.50       $  8.83         $  9.01
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  4.65%         1.26%         2.69%           1.02%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $40,278       $45,437       $62,994         $76,771
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.02%(c)      1.15%         1.17%           0.98%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.03%(c)      1.16%         1.18%           1.00%(d)
=======================================================================================================================
Ratio of net investment income to average net assets             4.52%(c)      3.94%         3.57%           3.18%(d)
=======================================================================================================================
Ratio of interest expense to average net assets                    --%(c)      0.14%         0.20%           0.07%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                         37%          169%          124%            142%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $42,670,424.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Intermediate Government Fund

                                                                         INSTITUTIONAL CLASS
                                                              -----------------------------------------
                                                                                         APRIL 29, 2005
                                                                   YEAR ENDED             (DATE SALES
                                                                    JULY 31,             COMMENCED) TO
                                                              --------------------          JULY 31,
                                                               2007          2006             2005
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.50       $ 8.84           $ 8.90
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.43(a)      0.38(a)          0.10
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.01        (0.24)           (0.04)
=======================================================================================================
    Total from investment operations                             0.44         0.14             0.06
=======================================================================================================
Less distributions from net investment income                   (0.49)       (0.48)           (0.12)
=======================================================================================================
Net asset value, end of period                                $  8.45       $ 8.50           $ 8.84
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                  5.25%        1.63%            0.67%
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $20,997       $6,183           $  771
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.54%(c)     0.70%            0.81%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.55%(c)     0.71%            0.82%(d)
=======================================================================================================
Ratio of net investment income to average net assets             5.00%(c)     4.39%            3.94%(d)
=======================================================================================================
Ratio of interest expense to average net assets                    --%(c)     0.14%            0.20%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate(e)                                         37%         169%             124%
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $10,745,920.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Intermediate Government Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Distribution Plans were due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Intermediate Government Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Intermediate Government Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Intermediate Government Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, its cash flows for the year then ended and the financial highlights for each of the periods indicated in the three years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

September 18, 2007
Houston, Texas

AIM INTERMEDIATE GOVERNMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period February 1, 2007, through      of return of 5% per year before expenses,    addition, if these transaction costs were
July 31, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                          HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,018.40               $5.25        $1,019.59             $5.26             1.05%
   B                1,000.00               1,013.50                8.99         1,015.87              9.00             1.80
   C                1,000.00               1,014.60                8.99         1,015.87              9.00             1.80
   R                1,000.00               1,016.00                6.50         1,018.35              6.51             1.30
Investor            1,000.00               1,017.50                5.20         1,019.64              5.21             1.04

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 7/31/07

AIM INTERMEDIATE GOVERNMENT FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 7/31/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    10 Years                             4.62%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to       5 Years                             3.24    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined    1 Year                              5.25    MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain                                                      ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             For periods ended 6/30/07, most recent       MORE INFORMATION. FOR THE MOST CURRENT
                                             calendar quarter-end                         MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             10 Years                             4.78%
                                              5 Years                             3.35
                                              1 Year                              5.25

                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 29, 2005. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS APRIL 28, 1987.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        AGOIX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com                 GOV-INS-1            A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period February 1, 2007, through                                                   the table are meant to highlight your
July 31, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,020.90               $2.76        $1,022.07             $2.76             0.55%

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com                 GOV-INS-1            A I M Distributors, Inc.

AIM INTERMEDIATE GOVERNMENT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Investment Securities Funds is required      Investments Committee considers each         changes that may have occurred since that
under the Investment Company Act of 1940     Sub-Committee's recommendations and makes    date, including but not limited to changes
to approve annually the renewal of the AIM   its own recommendations regarding the        to the Fund's performance, advisory fees,
Intermediate Government Fund (the Fund)      performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
investment advisory agreement with A I M     Funds to the full Board. Moreover, the
Advisors, Inc. (AIM). During contract        Investments Committee considers each         A. NATURE, EXTENT AND QUALITY OF SERVICES
renewal meetings held on June 25-27, 2007,   Sub-Committee's recommendations in making       PROVIDED BY AIM
the Board as a whole and the disinterested   its annual recommendation to the Board
or "independent" Trustees, voting            whether to approve the continuance of each   The Board reviewed the advisory services
separately, approved the continuance of      AIM Fund's investment advisory agreement     provided to the Fund by AIM under the
the Fund's investment advisory agreement     and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
for another year, effective July 1, 2007.    (advisory agreements), for another year.     of AIM in providing these services, and
In doing so, the Board determined that the                                                the credentials and experience of the
Fund's advisory agreement is in the best        The independent Trustees, as mentioned    officers and employees of AIM who provide
interests of the Fund and its shareholders   above, are assisted in their annual          these services. The Board's review of the
and that the compensation to AIM under the   evaluation of the advisory agreements by     qualifications of AIM to provide these
Fund's advisory agreement is fair and        the independent Senior Officer. One          services included the Board's
reasonable.                                  responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of the Fund's        during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to the Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of the Fund's
full-time officer of the AIM Funds who       Officer has recommended that an              advisory agreement. In addition, based on
reports directly to the independent          independent written evaluation be provided   their ongoing meetings throughout the year
Trustees. The following discussion more      and, upon the direction of the Board, has    with the Fund's portfolio managers, the
fully describes the process employed by      prepared an independent written              Board concluded that these individuals are
the Board to evaluate the performance of     evaluation.                                  competent and able to continue to carry
the AIM Funds (including the Fund)                                                        out their responsibilities under the
throughout the year and, more                   During the annual contract renewal        Fund's advisory agreement.
specifically, during the annual contract     process, the Board considered the factors
renewal meetings.                            discussed below under the heading "Factors      In determining whether to continue the
                                             and Conclusions and Summary of Independent   Fund's advisory agreement, the Board
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    considered the prior relationship between
                                             fairness and reasonableness of the Fund's    AIM and the Fund, as well as the Board's
The Board's Investments Committee has        advisory agreement at the contract renewal   knowledge of AIM's operations, and
established three Sub-Committees which are   meetings and at their meetings throughout    concluded that it was beneficial to
responsible for overseeing the management    the year as part of their ongoing            maintain the current relationship, in
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   part, because of such knowledge. The Board
the AIM Funds. This SubCommittee structure   agreement was considered separately,         also considered the steps that AIM and its
permits the Trustees to focus on the         although the Board also considered the       affiliates have taken over the last
performance of the AIM Funds that have       common interests of all of the AIM Funds     several years to improve the quality and
been assigned to them. The Sub-Committees    in their deliberations. The Board            efficiency of the services they provide to
meet throughout the year to review the       comprehensively considered all of the        the Funds in the areas of investment
performance of their assigned funds, and     information provided to them and did not     performance, product line diversification,
the Sub-Committees review monthly and        identify any particular factor that was      distribution, fund operations, shareholder
quarterly comparative performance            controlling. Furthermore, each Trustee may   services and compliance. The Board
information and periodic asset flow data     have evaluated the information provided      concluded that the quality and efficiency
for their assigned funds. These materials    differently from one another and             of the services AIM and its affiliates
are prepared under the direction and         attributed different weight to the various   provide to the AIM Funds in each of these
supervision of the independent Senior        factors. The Trustees recognized that the    areas have generally improved, and support
Officer. Over the course of each year, the   advisory arrangements and resulting          the Board's approval of the continuance of
SubCommittees meet with portfolio managers   advisory fees for the Fund and the other     the Fund's advisory agreement.
for their assigned funds and other members   AIM Funds are the result of years of
of management and review with these          review and negotiation between the           B. FUND PERFORMANCE
individuals the performance, investment      Trustees and AIM, that the Trustees may
objective(s), policies, strategies and       focus to a greater extent on certain         The Board compared the Fund's performance
limitations of these funds.                  aspects of these arrangements in some        during the past one, three and five
                                             years than others, and that the Trustees'    calendar years to the performance of funds
   In addition to their meetings             deliberations and conclusions in a           in the Fund's Lipper peer group that are
throughout the year, the Sub-Committees      particular year may be based in part on      not managed by AIM, and against the
meet at designated contract renewal          their deliberations and conclusions of       performance of all funds in the Lipper
meetings each year to conduct an in-depth    these same arrangements throughout the       Intermediate U.S. Government Funds Index.
review of the performance, fees and          year and in prior years.                     The Board also reviewed the methodology
expenses of their assigned funds. During                                                  used by Lipper to identify the Fund's
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       peers. The Board noted that the Fund's
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           performance was below the median
data regarding all the AIM Funds prepared                                                 performance of its peers for the one and
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     three year periods, and comparable to such
under the direction and supervision of the   of the Senior Officer's independent          performance for the five year period. The
independent Senior Officer who also          written evaluation, as well as a             Board noted that the Fund's performance
prepares a separate analysis of this         discussion of the material factors and       was below the performance of the Index for
information for the Trustees. Each           related conclusions that formed the basis    the one, three and five year periods. The
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       Board noted that AIM made changes to the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         Fund's portfolio management team in 2007,
performance, fees and                        stated, information set forth below is as    which need more time to be
                                             of

                                                                                                                         (continued)

AIM INTERMEDIATE GOVERNMENT FUND

evaluated before a conclusion can be         ing the costs of the advisory and other      payment obligation for the research and
reached that the changes have adequately     services that AIM and its affiliates         executions services from AIM to the funds
addressed the Fund's underperformance. The   provide to the Fund and the profitability    and therefore may reduce AIM's expenses.
Board also considered the steps AIM has      of AIM and its affiliates in providing       The Board also noted that research
taken over the last several years to         these services. The Board also reviewed      obtained through soft dollar arrangements
improve the quality and efficiency of the    information concerning the financial         may be used by AIM in making investment
services that AIM provides to the AIM        condition of AIM and its affiliates. The     decisions for the Fund and may therefore
Funds. The Board concluded that AIM          Board also reviewed with AIM the             benefit Fund shareholders. The Board
continues to be responsive to the Board's    methodology used to prepare the              concluded that AIM's soft dollar
focus on fund performance. However, due to   profitability information. The Board         arrangements were appropriate. The Board
the Fund's underperformance, the Board       considered the overall profitability of      also concluded that, based on their review
also concluded that it would be              AIM, as well as the profitability of AIM     and representations made by AIM, these
appropriate for the Board to continue to     in connection with managing the Fund. The    arrangements were consistent with
closely monitor and review the performance   Board noted that AIM continues to operate    regulatory requirements.
of the Fund. Although the independent        at a net profit, although increased
written evaluation of the Fund's Senior      expenses in recent years have reduced the
Officer (discussed below) only considered    profitability of AIM and its affiliates.
Fund performance through the most recent     The Board concluded that the Fund's
calendar year, the Board also reviewed       advisory fees were fair and reasonable,
more recent Fund performance and this        and that the level of profits realized by
review did not change their conclusions.     AIM and its affiliates from providing
                                             services to the Fund was not excessive in
C. ADVISORY FEES AND FEE WAIVERS             light of the nature, quality and extent of
                                             the services provided. The Board
The Board compared the Fund's contractual    considered whether AIM is financially
advisory fee rate to the contractual         sound and has the resources necessary to
advisory fee rates of funds in the Fund's    perform its obligations under the Fund's
Lipper peer group that are not managed by    advisory agreement, and concluded that AIM
AIM, at a common asset level and as of the   has the financial resources necessary to
end of the past calendar year. The Board     fulfill these obligations.
noted that the Fund's advisory fee rate
was below the median advisory fee rate of    F. INDEPENDENT WRITTEN EVALUATION OF THE
its peers. The Board also reviewed the          FUND'S SENIOR OFFICER
methodology used by Lipper and noted that
the contractual fee rates shown by Lipper    The Board noted that, upon their
include any applicable long-term             direction, the Senior Officer of the Fund,
contractual fee waivers. The Board noted     who is independent of AIM and AIM's
that AIM does not serve as an advisor to     affiliates, had prepared an independent
other mutual funds or other clients with     written evaluation to assist the Board in
investment strategies comparable to those    determining the reasonableness of the
of the Fund.                                 proposed management fees of the AIM Funds,
                                             including the Fund. The Board noted that
   The Board noted that AIM has not          they had relied upon the Senior Officer's
proposed any advisory fee waivers or         written evaluation instead of a
expense limitations for the Fund. The        competitive bidding process. In
Board concluded that it was not necessary    determining whether to continue the Fund's
at this time to discuss with AIM whether     advisory agreement, the Board considered
to implement any such waivers or expense     the Senior Officer's written evaluation.
limitations.
                                             G. COLLATERAL BENEFITS TO AIM AND ITS
   After taking account of the Fund's           AFFILIATES
contractual advisory fee rate, as well as
the comparative advisory fee information     The Board considered various other
discussed above, the Board concluded that    benefits received by AIM and its
the Fund's advisory fees were fair and       affiliates resulting from AIM's
reasonable.                                  relationship with the Fund, including the
                                             fees received by AIM and its affiliates
D. ECONOMIES OF SCALE AND BREAKPOINTS        for their provision of administrative,
                                             transfer agency and distribution services
The Board considered the extent to which     to the Fund. The Board considered the
there are economies of scale in AIM's        performance of AIM and its affiliates in
provision of advisory services to the        providing these services and the
Fund. The Board also considered whether      organizational structure employed by AIM
the Fund benefits from such economies of     and its affiliates to provide these
scale through contractual breakpoints in     services. The Board also considered that
the Fund's advisory fee schedule or          these services are provided to the Fund
through advisory fee waivers or expense      pursuant to written contracts which are
limitations. The Board noted that the        reviewed and approved on an annual basis
Fund's contractual advisory fee schedule     by the Board. The Board concluded that AIM
includes three breakpoints and that the      and its affiliates were providing these
level of the Fund's advisory fees, as a      services in a satisfactory manner and in
percentage of the Fund's net assets, has     accordance with the terms of their
decreased as net assets increased because    contracts, and were qualified to continue
of the breakpoints. Based on this            to provide these services to the Fund.
information, the Board concluded that the
Fund's advisory fees appropriately reflect      The Board considered the benefits
economies of scale at current asset          realized by AIM as a result of portfolio
levels. The Board also noted that the Fund   brokerage transactions executed through
shares directly in economies of scale        "soft dollar" arrangements. Under these
through lower fees charged by third party    arrangements, portfolio brokerage
service providers based on the combined      commissions paid by the Fund and/or other
size of all of the AIM Funds and             funds advised by AIM are used to pay for
affiliates.                                  research and execution services. The Board
                                             noted that soft dollar arrangements shift
E. PROFITABILITY AND FINANCIAL RESOURCES     the
   OF AIM

The Board reviewed information from AIM
concern-

AIM Intermediate Government Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2007:

       FEDERAL AND STATE INCOME TAX

         U.S. Treasury Obligations*                           1.06%




       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                         42.56%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2006, January 31, 2007, April 30, 2007 and July 31, 2007 were 99.98%, 100%, 99.91%, and 99.87%, respectively.

AIM Intermediate Government Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); CompuDyne
                                             Corporation (provider of products and
                                             services to the public security market);
                                             and Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1990       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Intermediate Government Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director, Vice
                                             President and General Counsel, Fund
                                             Management Company; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President and General Counsel, Liberty
                                             Financial Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Chief Investment Officer
                                             and Executive Vice President, AIM Funds
                                             Management Inc. d/b/a AIM Trimark
                                             Investments; Senior Vice President and
                                             Head of Equity Investments, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark--
                                             Formerly: Director, Trimark Trust and
                                             A I M Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., INVESCO
                                             Private Capital Investments, Inc.
                                             (holding company), INVESCO Private
                                             Capital, Inc. (registered investment
                                             advisor) and INVESCO Senior Secured
                                             Management, Inc. (registered investment
                                             advisor); and Vice President, A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management
                                             Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

Register for eDelivery                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements,tax forms,fund reports,and     in the Fund's semiannual and annual reports to shareholders. For the first and
prospectuses are available,we will send you an      third quarters,the Fund files the lists with the Securities and Exchange
e-mail notification containing links to these       Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes,you will need to   available at AIMinvestments.com. From our home page, click on Products &
log in to your account to view your statements      Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
Why sign up?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and
   postage.                                         033-39519

o  reduce the amount of paper you receive. o gain   A description of the policies and procedures that the Fund uses to determine how
   access to your documents faster by not waiting   to vote proxies relating to portfolio securities is available without
   for the mail.                                    charge,upon request,from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on
o  view your documents online anytime at your       AIM Funds Proxy Policy. The information is also available on the SEC Web
   convenience.                                     site, sec.gov.

o  save the documents to your personal computer     Information regarding how the Fund voted proxies related to its portfolio
   or print them out for your records.              securities during the 12 months ended June 30, 2007, is available at our Web site. Go to AIMinvestments.com,access the About Us tab, click on Required
How do I sign up?                                   Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site,sec.gov.
It's easy. Just follow these simple steps:
                                                    If used after October 20, 2007, this report must be accompanied by a Fund
1. Log in to your account.                          Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
2. Click on the "Service Center" tab.               Distributors, Inc.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services,Inc.

                                    GOV-AR-1            A I M Distributors, Inc.

                             [AIM INVESTMENTS LOGO]
                            --REGISTERED TRADEMARK--

                       AIM LIMITED MATURITY TREASURY FUND
                 Annual Report to Shareholders o July 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Short-Term Taxable Investment Grade

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   10
Notes to Financial Statements ............   13
Financial Highlights .....................   17
Auditor's Report .........................   21
Fund Expenses ............................   22
Approval of Advisory Agreement ...........   23
Tax Information ..........................   25
Trustees and Officers ....................   26

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]     [GRAPHIC]     [GRAPHIC]
  [TARGET       [TARGET    [DIVERSIFIED
   RISK]       MATURITY]    PORTFOLIOS]

 [GRAPHIC]     [GRAPHIC]
  [SECTOR    [INTERNATIONAL/
  EQUITY]    GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM LIMITED MATURITY TREASURY FUND

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers
   [TAYLOR                                   questions you may have about your investment.
    PHOTO]
                                                Despite a significant, albeit short-lived, stock market sell-off in late February and early March--and a more severe stock market decline that began in July--major stock market indexes in the United States and abroad generally performed well for the
                                             12 months ended July 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

Philip Taylor                                   In July, institutional investors on Wall Street as well as individual investors on
                                             Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money as easily, the economy tends to slow.

                                                At AIM Investments --registered trademark--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o Domestic, global and international equity funds

                                             o Taxable and tax-exempt fixed-income funds

                                             o Allocation portfolios, with risk/return characteristics to match your needs

                                             o AIM Independence Funds--target-maturity funds that combine retail mutual funds and
                                             PowerShares --registered trademark-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             IN CONCLUSION

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming
                                             AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you,
                                             I can assure you that our commitment to excellent customer service remains unchanged.
                                             Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at
                                             800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM LIMITED MATURITY TREASURY FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's
   [CROCKETT                                 parent company, and Phil Taylor, who was named CEO of AIM Investments -- registered
     PHOTO]                                  trademark-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have
Bruce L. Crockett                            seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as
                                             Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under
                                             Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill"
                                             and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us"
                                             tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab
                                             and go to "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM LIMITED MATURITY TREASURY FUND

MANAGEMENT'S DISCUSSION                                                                   than those that are currently available.
OF FUND PERFORMANCE                                                                       This generally results in the Fund earning
=======================================================================================   slightly more than the two-year Treasury
PERFORMANCE SUMMARY                                                                       note. The inverse is true as well; in
                                                                                          periods of rising interest rates, the Fund
For the fiscal year ended July 31, 2007, Class A shares of AIM Limited Maturity           will continue to have lower yielding notes
Treasury Fund, excluding applicable sales charges, underperformed both the Fund's         in the portfolio, which results in the
broad market and style-specific indexes.(1) Within the Lehman Brothers U.S. Aggregate     Fund earning slightly less than the
Bond Index, U.S. Treasuries with short maturities generally underperformed other          two-year Treasury note. However, over
investment components for the fiscal year.(2) As a result, the Fund performed below its   longer periods, this strategy generally
broad market index. In addition, the Fund underperformed the Lehman Brothers 1-2 Year     results in relative share price stability,
U.S. Government Bond Index because the index includes U.S. government agency bonds,       producing an attractive yield over time.
which outperformed Treasury notes during the year.(1)
                                                                                             The Fund sells notes in the portfolio
     Your Fund's long-term performance appears later in this report.                      for either of two purposes:

FUND VS. INDEXES                                                                          o To maintain a monthly buy-sell process
                                                                                          designed to manage its risk/return profile
Total returns, 7/31/06-7/31/07, excluding applicable sales charges. If sales charges
were included, returns would be lower.                                                    o To meet shareholder redemptions, while
                                                                                          seeking to maintain a laddered portfolio
Class A Shares                                                                    4.47%   at all times.
Class A3 Shares                                                                   4.37
Lehman Brothers U.S. Aggregate Bond Index(1) (Broad Market Index)                 5.58    MARKET CONDITIONS AND YOUR FUND
Lehman Brothers 1-2 Year U.S. Government Bond Index(1) (Style-Specific Index)     5.17
Lipper Short U.S. Treasury Funds Category Average(1) (Peer Group Index)           4.86    The U.S. economy strengthened in the
SOURCE: (1)LIPPER INC.; (2)LEHMAN BROTHERS INC.                                           second quarter of 2007 with gross domestic
                                                                                          product (GDP) expanding at a 4.0% annual
=======================================================================================   rate, the highest level in the last five
                                                                                          quarters.(3) Growth was driven by exports,
HOW WE INVEST                                Fund is managed by using the same strategy   government spending, business investment
                                             regardless of market conditions. Because     and commercial construction. Despite
The Fund invests in two-year U.S. Treasury   it maintains a portfolio of 12 notes         stronger than expected economic growth
notes, maintaining a laddered                ranging from 13 months to maturity to two    during the second quarter, real GDP growth
portfolio--one that is evenly weighted       years to maturity, there is typically a      over the last four quarters slowed to a
among notes with differing                   lag between the movements in the             more moderate rate.(3) By the end of July,
maturities--that consists of 12 notes.       portfolio's yield and the current two-year   core inflation, as measured by the
Each month Fund management sells the note    Treasury. During periods of falling          consumer price index (CPI) excluding food
that has reached one year to maturity.       interest rates, the Fund's portfolio will    and energy, slipped to a 2.2% annualized
Then it replaces the note that has been      have generally notes that have higher        rate, raising hopes that overall inflation
sold with a newly issued Treasury note.      yields                                       might ease in the next few months.(4)
The
                                                                                             Wrapping up a two-day meeting on June
==========================================   ==========================================   28, 2007, the U.S. Federal Reserve Board
                                                                                          (the Fed) reiterated its belief that
   PORTFOLIO COMPOSITION                        TOTAL NET ASSETS                          inflation remains the greatest threat to
                                                                                          the economy. As a result, the Fed
U.S. Treasury Notes                          Total Net Assets           $180.60 million   unanimously decided to hold

MATURITY   INTEREST             % OF TOTAL   Total Number of Holdings                12                                  (continued)
  DATE       RATE               NET ASSETS
8/31/08      4.88%                  8.3      The Fund's holdings are subject to change,
9/30/08      4.63                   8.3      and there is no assurance that the Fund
10/31/08     4.88                   8.3      will continue to hold any particular
11/30/08     4.63                   8.2      security.
12/31/08     4.75                   8.3
1/31/09      4.88                   8.3
2/28/09      4.75                   8.3
3/31/09      4.50                   8.2
4/30/09      4.50                   8.2
5/31/09      4.88                   8.3
6/30/09      4.88                   8.4
7/31/09      4.63                   8.3
Other Assets Less Liabilities       0.6
==========================================   ==========================================


AIM LIMITED MATURITY TREASURY FUND

the federal funds target rate at 5.25%,      two-year Treasury note as the Fund will                 Jan H. Friedli
where it has been since June 2006.(4) The    continue to own notes with lower interest    [FRIEDLI   Senior portfolio manager, is
downturn in the housing market was clearly   rates than those for new two-year             PHOTO]    lead manager of AIM Limited
visible. By June 2007, sales of existing     Treasuries. However, during periods of                  Maturity Treasury Fund. He
homes had declined more than 10% and the     declining interest rates, the Fund's yield   began his investment career in 1990 and
sales of new homes had fallen by 30% from    has historically tended to exceed that of    joined AIM in 1999. Mr. Friedli graduated
their peaks in mid-2005.(5) In addition,     two-year Treasury notes.                     cum laude from Villanova University with a
developments in the subprime mortgage                                                     Bachelor of Science degree in computer
market during the second half of the            The Fund generally seeks to preserve      science and earned an M.B.A. from the
fiscal year added to the uncertainty         principal and provide liquidity. To          University of Chicago.
facing the housing market.                   preserve principal, it focuses on managing
                                             undue risk. One of the Fund's risk                      Brendan D. Gau
   In the fixed income market, problems      management strategies is to minimize         [GAU       Chartered Financial Analyst,
involving subprime lending began to impact   interest rate exposure by maintaining a      PHOTO]     portfolio manager, is manager
the credit-sensitive segments of the bond    short duration portfolio. Duration                      of AIM Limited Maturity
market, including the high yield and bank    measures a portfolio's price sensitivity     Treasury Fund. He joined AIM in
loan markets. The magnitude of the problem   to interest rate changes, with a shorter     1996. Mr. Gau earned a Bachelor of Arts
was enhanced by a lack of liquidity, as      duration portfolio tending to be less        degree in mathematics, physics and
lenders began demanding more stringent       sensitive to these changes. Every month,     economics from Rice University.
terms and enhanced covenant protection.      Fund management replaces the oldest note
                                             in the portfolio when it has reached         Assisted by the Taxable Investment Grade
   The Lehman Brothers U.S. Aggregate Bond   one-year to maturity, with a newly issued    Bond Team
Index delivered a total return of 5.58%      two-year note. This process generally
during the year, continuing to benefit       results in a short duration portfolio of
from strong underlying fundamentals.(6)      approximately 1.45 years.
Within the index, U.S. Treasury securities
performed the best, followed by government      In managing first for safety of
agency bonds. Despite losses in June and     principal, the Fund seeks to minimize
July, high yield bonds outperformed          fluctuations in its share price or net
investment grade issues for the year.        asset value (NAV) per share. Over the
Across the entire corporate bond spectrum,   year, the NAV for the Fund's Class A3
lower-quality securities outperformed        shares fluctuated within a relatively
higher quality debt instruments.(7)          narrow range of $9.97 - $10.05--a
                                             difference of less than 1%.
   The yield of the 10-year U.S. Treasury
note, a key benchmark that influences           Thank you for your investment in AIM
nearly all long-term interest rates,         Limited Maturity Treasury Fund.
including home mortgages, reached its
five-year high of 5.26% in June 2007.        Sources: (3)Bureau of Economic Analysis;
However, it fell to 4.78% by the end of      (4)Bureau of Labor Statistics; (5)U.S.
the fiscal year as the Fed kept the key      Federal Reserve Board; (6)Lipper Inc.;
short-term rate unchanged.(8) The yield      (7)Lehman Brothers Inc.; (8)U.S. Treasury
curve had steepened considerably by the
end of the period as the yields of two-      THE VIEWS AND OPINIONS EXPRESSED IN
and five-year U.S. Treasury notes closed     MANAGEMENT'S DISCUSSION OF FUND
at 4.56% and 4.60%, respectively, lower      PERFORMANCE ARE THOSE OF A I M ADVISORS,
than the yield of 10-year Treasury           INC. THESE VIEWS AND OPINIONS ARE SUBJECT
securities.(8)                               TO CHANGE AT ANY TIME BASED ON FACTORS
                                             SUCH AS MARKET AND ECONOMIC CONDITIONS.
   The Fund remained invested in two-year    THESE VIEWS AND OPINIONS MAY NOT BE RELIED
Treasury notes. Because of their low risk,   UPON AS INVESTMENT ADVICE OR
their rate of return is typically modest.    RECOMMENDATIONS, OR AS AN OFFER FOR A
The Fund's yield rose steadily during the    PARTICULAR SECURITY. THE INFORMATION IS
first half of the period and then            NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
gradually declined toward the end of July.   ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
As previously noted, during periods of       THE FUND. STATEMENTS OF FACT ARE FROM
rising interest rates, the Fund has          SOURCES CONSIDERED RELIABLE, BUT A I M
historically tended to lag the return of     ADVISORS, INC. MAKES NO REPRESENTATION OR
the                                          WARRANTY AS TO THEIR COMPLETENESS OR
                                             ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
                                             IS NO GUARANTEE OF FUTURE RESULTS, THESE
                                             INSIGHTS MAY HELP YOU UNDERSTAND OUR
                                             INVESTMENT MANAGEMENT PHILOSOPHY.

                                                  See important Fund and index
                                                  disclosures later in this report.

AIM LIMITED MATURITY TREASURY FUND

Your Fund's long-term performance               This chart, which is a logarithmic
                                             chart, presents the fluctuations in the
Past performance cannot guarantee            value of the Fund and its indexes. We
comparable future results.                   believe that a logarithmic chart is more
                                             effective than other types of charts in
   The data shown in the chart include       illustrating changes in value during the
reinvested distributions, applicable sales   early years shown in the chart. The
charges, Fund expenses and management        vertical axis, the one that indicates the
fees. Index results include reinvested       dollar value of an investment, is
dividends, but they do not reflect sales     constructed with each segment representing
charges. Performance of an index of funds    a percent change in the value of the
reflects fund expenses and management        investment. In this chart, each segment
fees; performance of a market index does     represents a doubling, or 100% change, in
not. Performance shown in the chart and      the value of the investment. In other
table(s) does not reflect deduction of       words, the space between $5,000 and
taxes a shareholder would pay on Fund        $10,000 is the same size as the space
distributions or sale of Fund shares.        between $10,000 and $20,000.

Performance of the indexes does not
reflect the effects of taxes.

================================================================================
                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
INDEX DATA FROM 11/30/87, FUND DATA FROM 12/15/87

            AIM Limited Maturity                                Lipper Short U.S.
                Treasury Fund         Lehman Brothers U.S.       Treasury Funds
  Date         -Class A Shares      Aggregate Bond Index(1)    Category Average(1)
  ----      --------------------    -----------------------    -------------------
11/30/87                                     $10000                  $10000
   12/87           $ 9950                     10136                   10063
    1/88            10065                     10493                   10211
    2/88            10132                     10617                   10288
    3/88            10165                     10517                   10305
    4/88            10178                     10461                   10312
    5/88            10179                     10390                   10300
    6/88            10272                     10641                   10410
    7/88            10284                     10585                   10420
    8/88            10308                     10613                   10435
    9/88            10424                     10853                   10560
   10/88            10513                     11058                   10660
   11/88            10498                     10923                   10635
   12/88            10537                     10936                   10664
    1/89            10611                     11093                   10743
    2/89            10629                     11012                   10750
    3/89            10681                     11060                   10798
    4/89            10818                     11292                   10974
    5/89            10944                     11588                   11118
    6/89            11098                     11941                   11313
    7/89            11239                     12195                   11483
    8/89            11206                     12014                   11414
    9/89            11273                     12076                   11479
   10/89            11418                     12373                   11649
   11/89            11500                     12491                   11742
   12/89            11551                     12524                   11787
    1/90            11567                     12376                   11785
    2/90            11625                     12416                   11839
    3/90            11669                     12425                   11878
    4/90            11696                     12311                   11895
    5/90            11859                     12675                   12074
    6/90            11974                     12879                   12200
    7/90            12101                     13057                   12337
    8/90            12142                     12883                   12367
    9/90            12223                     12989                   12463
   10/90            12351                     13154                   12598
   11/90            12459                     13437                   12727
   12/90            12586                     13647                   12869
    1/91            12688                     13815                   12976
    2/91            12760                     13933                   13049
    3/91            12839                     14027                   13129
    4/91            12955                     14181                   13246
    5/91            13025                     14264                   13316
    6/91            13082                     14257                   13367
    7/91            13187                     14454                   13481
    8/91            13349                     14767                   13660
    9/91            13472                     15067                   13808
   10/91            13600                     15234                   13947
   11/91            13728                     15374                   14080
   12/91            13907                     15831                   14304
    1/92            13896                     15615                   14260
    2/92            13939                     15717                   14302
    3/92            13964                     15628                   14297
    4/92            14083                     15741                   14425
    5/92            14176                     16038                   14561
    6/92            14307                     16259                   14715
    7/92            14438                     16590                   14892
    8/92            14539                     16759                   15030
    9/92            14666                     16957                   15183
   10/92            14592                     16732                   15067
   11/92            14573                     16739                   15035
   12/92            14693                     17002                   15184
    1/93            14819                     17328                   15367
    2/93            14911                     17632                   15510
    3/93            14948                     17705                   15552
    4/93            15026                     17828                   15650
    5/93            14987                     17851                   15604
    6/93            15078                     18175                   15719
    7/93            15110                     18277                   15745
    8/93            15216                     18598                   15877
    9/93            15262                     18649                   15926
   10/93            15278                     18719                   15948
   11/93            15294                     18559                   15952
   12/93            15347                     18660                   16008
    1/94            15439                     18912                   16104
    2/94            15361                     18583                   16007
    3/94            15318                     18125                   15929
    4/94            15273                     17980                   15875
    5/94            15278                     17978                   15888
    6/94            15330                     17938                   15934
    7/94            15446                     18294                   16067
    8/94            15488                     18317                   16117
    9/94            15468                     18048                   16081
   10/94            15516                     18031                   16118
   11/94            15455                     17991                   16060
   12/94            15478                     18116                   16095
    1/95            15680                     18474                   16303
    2/95            15846                     18913                   16505
    3/95            15925                     19029                   16590
    4/95            16052                     19295                   16726
    5/95            16280                     20042                   16987
    6/95            16362                     20189                   17078
    7/95            16429                     20144                   17123
    8/95            16511                     20387                   17218
    9/95            16575                     20585                   17297
   10/95            16708                     20853                   17435
   11/95            16820                     21165                   17577
   12/95            16934                     21462                   17701
    1/96            17063                     21605                   17835
    2/96            17015                     21229                   17770
    3/96            17022                     21082                   17754
    4/96            17042                     20963                   17755
    5/96            17082                     20921                   17785
    6/96            17187                     21202                   17907
    7/96            17246                     21260                   17968
    8/96            17305                     21224                   18012
    9/96            17431                     21594                   18168
   10/96            17614                     22072                   18368
   11/96            17707                     22450                   18500
   12/96            17734                     22242                   18492
    1/97            17814                     22310                   18571
    2/97            17853                     22365                   18595
    3/97            17846                     22117                   18541
    4/97            17980                     22448                   18711
    5/97            18100                     22661                   18837
    6/97            18200                     22930                   18971
    7/97            18374                     23548                   19228
    8/97            18385                     23347                   19200
    9/97            18521                     23691                   19362
   10/97            18625                     24035                   19512
   11/97            18670                     24146                   19560
   12/97            18793                     24389                   19687
    1/98            18953                     24702                   19889
    2/98            18955                     24683                   19879
    3/98            19040                     24768                   19946
    4/98            19122                     24898                   20039
    5/98            19206                     25134                   20151
    6/98            19287                     25347                   20255
    7/98            19370                     25401                   20337
    8/98            19586                     25814                   20614
    9/98            19800                     26419                   20948
   10/98            19899                     26279                   21009
   11/98            19859                     26428                   20972
   12/98            19937                     26508                   21047
    1/99            19994                     26697                   21112
    2/99            19926                     26231                   20956

================================================================================

                                                          Source: (1)Lipper Inc.

================================================================================
                                [MOUNTAIN CHART]

    3/99            20042                     26376                   21083
    4/99            20096                     26460                   21140
    5/99            20092                     26228                   21082
    6/99            20146                     26144                   21108
    7/99            20205                     26033                   21153
    8/99            20263                     26020                   21201
    9/99            20361                     26322                   21336
   10/99            20422                     26419                   21381
   11/99            20440                     26417                   21416
   12/99            20463                     26290                   21408
    1/00            20469                     26204                   21395
    2/00            20573                     26520                   21525
    3/00            20686                     26870                   21683
    4/00            20736                     26793                   21721
    5/00            20811                     26781                   21792
    6/00            21010                     27338                   22023
    7/00            21111                     27586                   22145
    8/00            21253                     27986                   22327
    9/00            21393                     28162                   22480
   10/00            21474                     28348                   22599
   11/00            21659                     28812                   22836
   12/00            21891                     29346                   23103
    1/01            22145                     29826                   23348
    2/01            22257                     30086                   23517
    3/01            22442                     30237                   23677
    4/01            22512                     30111                   23691
    5/01            22627                     30293                   23799
    6/01            22670                     30407                   23860
    7/01            22912                     31087                   24155
    8/01            23034                     31443                   24309
    9/01            23372                     31810                   24652
   10/01            23552                     32475                   24891
   11/01            23547                     32027                   24759
   12/01            23543                     31824                   24702
    1/02            23583                     32082                   24770
    2/02            23637                     32393                   24902
    3/02            23538                     31854                   24683
    4/02            23778                     32471                   24985
    5/02            23835                     32747                   25111
    6/02            24004                     33031                   25312
    7/02            24263                     33429                   25632
    8/02            24336                     33994                   25787
    9/02            24475                     34544                   26048
   10/02            24543                     34387                   26065
   11/02            24470                     34378                   25945
   12/02            24661                     35088                   26236
    1/03            24656                     35118                   26207
    2/03            24737                     35604                   26356
    3/03            24774                     35576                   26401
    4/03            24806                     35870                   26439
    5/03            24883                     36538                   26611
    6/03            24911                     36466                   26618
    7/03            24794                     35240                   26407
    8/03            24794                     35474                   26405
    9/03            24982                     36413                   26662
   10/03            24910                     36073                   26558
   11/03            24885                     36160                   26533
   12/03            25004                     36528                   26667
    1/04            25027                     36822                   26717
    2/04            25122                     37220                   26842
    3/04            25169                     37499                   26915
    4/04            24948                     36523                   26640
    5/04            24923                     36377                   26600
    6/04            24901                     36583                   26602
    7/04            24978                     36945                   26681
    8/04            25105                     37650                   26854
    9/04            25090                     37752                   26842
   10/04            25150                     38069                   26915
   11/04            25014                     37765                   26789
   12/04            25062                     38113                   26842
    1/05            25029                     38352                   26838
    2/05            24994                     38125                   26775
    3/05            24992                     37930                   26771
    4/05            25089                     38443                   26907
    5/05            25165                     38859                   27006
    6/05            25192                     39071                   27057
    7/05            25147                     38715                   26972
    8/05            25278                     39211                   27137
    9/05            25209                     38807                   27066
   10/05            25197                     38500                   27053
   11/05            25260                     38671                   27129
   12/05            25353                     39038                   27225
    1/06            25374                     39040                   27254
    2/06            25414                     39170                   27270
    3/06            25440                     38786                   27285
    4/06            25513                     38715                   27358
    5/06            25541                     38674                   27389
    6/06            25570                     38756                   27440
    7/06            25731                     39280                   27628
    8/06            25893                     39881                   27819
    9/06            26001                     40232                   27958
   10/06            26064                     40498                   28066
   11/06            26176                     40968                   28208
   12/06            26189                     40730                   28193
    1/07            26254                     40713                   28247
    2/07            26417                     41341                   28469
    3/07            26510                     41342                   28564
    4/07            26600                     41565                   28668
    5/07            26587                     41250                   28617
    6/07            26677                     41128                   28712
    7/07            26880                     41471                   28972

================================================================================

AIM LIMITED MATURITY TREASURY FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/07, including applicable sales    As of 6/30/07, the most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
                                             CLASS A SHARES
Inception (12/15/87)    5.17%                Inception (12/15/87)    5.15%
10 Years                3.78                 10 Years                3.80
 5 Years                1.86                  5 Years                1.92
 1 Year                 3.44                  1 Year                 3.31

CLASS A3 SHARES                              CLASS A3 SHARES
10 Years                3.69                 10 Years                3.72
 5 Years                1.91                  5 Years                1.98
 1 Year                 4.37                  1 Year                 4.25
==========================================   ==========================================

THE INCEPTION DATE OF CLASS A3 SHARES IS     CLASS A SHARE PERFORMANCE REFLECTS THE
OCTOBER 31, 2002. RETURNS SINCE THAT DATE    MAXIMUM 1.00% SALES CHARGE. CLASS A3
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    SHARES DO NOT HAVE A FRONT-END SALES
ARE THE BLENDED RETURNS OF THE HISTORICAL    CHARGE OR A CDSC; THEREFORE, PERFORMANCE
PERFORMANCE OF CLASS A3 SHARES SINCE THEIR   QUOTED IS AT NET ASSET VALUE. THE
INCEPTION AND THE RESTATED HISTORICAL        PERFORMANCE OF THE FUND'S SHARE CLASSES
PERFORMANCE OF CLASS A SHARES (FOR PERIODS   WILL DIFFER PRIMARILY DUE TO DIFFERENT
PRIOR TO THE INCEPTION OF CLASS A3 SHARES)   SALES CHARGE STRUCTURES AND CLASS
AT NET ASSET VALUE, ADJUSTED TO REFLECT      EXPENSES.
THE HIGHER RULE 12B-1 FEES APPLICABLE TO
CLASS A3 SHARES. CLASS A SHARES INCEPTION       HAD THE ADVISOR NOT WAIVED FEES AND/OR
DATE IS DECEMBER 15, 1987.                   REIMBURSED EXPENSES IN THE PAST,
                                             PERFORMANCE WOULD HAVE BEEN LOWER.
   THE TOTAL ANNUAL FUND OPERATING EXPENSE
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE OF THIS REPORT
FOR CLASS A AND CLASS A3 SHARES WAS 0.66%
AND 0.76%, RESPECTIVELY. THE EXPENSE
RATIOS PRESENTED ABOVE MAY VARY FROM THE
EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
OF THIS REPORT THAT ARE BASED ON EXPENSES
INCURRED DURING THE PERIOD COVERED BY THIS
REPORT.

   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
VISIT AIMINVESTMENTS.COM FOR THE MOST
RECENT MONTH-END PERFORMANCE. PERFORMANCE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,
CHANGES IN NET ASSET VALUE AND THE EFFECT
OF THE MAXIMUM SALES CHARGE UNLESS
OTHERWISE STATED. INVESTMENT RETURN AND
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU                                                ==========================================
MAY HAVE A GAIN OR LOSS WHEN YOU SELL                                                     FOR A DISCUSSION OF THE RISKS OF INVESTING
SHARES.                                                                                   IN YOUR FUND AND INDEXES USED IN THIS
                                                                                          REPORT, PLEASE TURN THE PAGE.
                                                                                          ==========================================

AIM LIMITED MATURITY TREASURY FUND

AIM LIMITED MATURITY TREASURY FUND'S INVESTMENT OBJECTIVE IS LIQUIDITY WITH MINIMUM FLUCTUATION OF PRINCIPAL VALUE, AND, CONSISTENT
WITH THIS OBJECTIVE, THE HIGHEST TOTAL RETURN ACHIEVABLE.

o Unless otherwise stated, information presented in this report is as of July 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          o The Fund is not managed to track the
                                             performance of any particular index,
o As of close of business October 30,        including the indexes defined here, and
2002, Class A shares were closed to new      consequently, the performance of the Fund
investors.                                   may deviate significantly from the
                                             performance of the index.
PRINCIPAL RISKS OF INVESTING IN THE FUND
                                             o A direct investment cannot be made in an
o Portfolio turnover is greater than most    index. Unless otherwise indicated, index
funds, which may affect the Fund's           results include reinvested dividends, and
performance due to higher brokerage          they do not reflect sales charges.
commissions. Active trading may also         Performance of an index of funds reflects
increase short-term gains and losses,        fund expenses; performance of a market
which may also result in taxable gain        index does not.
distributions to the Fund's shareholders.
                                             OTHER INFORMATION
o Interest rate risk refers to the risk
that bond prices generally fall as           o The returns shown in the management's
interest rates rise; conversely, bond        discussion of Fund performance are based
prices generally rise as interest rates      on net asset values calculated for
fall.                                        shareholder transactions. Generally
                                             accepted accounting principles require
o There is no guarantee that the             adjustments to be made to the net assets
investment techniques and risk analyses      of the Fund at period end for financial
used by the Fund's portfolio managers will   reporting purposes, and as such, the net
produce the desired results.                 asset values for shareholder transactions
                                             and the returns based on those net asset
o Reinvestment risk is the risk that a       values may differ from the net asset
bond's cash flows will be reinvested at an   values and returns reported in the
interest rate below that on the original     Financial Highlights.
bond.
                                             o Industry classifications used in this
ABOUT INDEXES USED IN THIS REPORT            report are generally according to the
                                             Global Industry Classification Standard,
o The Lehman Brothers U.S. Aggregate Bond    which was developed by and is the
Index covers U.S. investment-grade           exclusive property and a service mark of
fixed-rate bonds with components for         Morgan Stanley Capital International Inc.
government and corporate securities,         and Standard & Poor's.
mortgage pass-throughs, and asset-backed
securities.                                  o The Chartered Financial Analyst
                                             --registered trademark-- (CFA--registered
o The Lehman Brothers 1-2 Year U.S.          trademark--) designation is a globally
Government Bond Index includes market        recognized standard for measuring the
value-weighted government debt issues with   competence and integrity of investment
maturities between one and two years.        professionals.

o The Lipper Short U.S. Treasury Funds
Category Average represents an average of all of the funds in the Lipper Short U.S.
Treasury Funds category. These funds
invest at least 65% of their assets in
U.S. Treasury bills, notes, and bonds with dollar-weighted average maturities of less than three years.

=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                       SHTIX
                                                                                          Class A3 Shares                      LMTAX
=======================================================================================   ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Limited Maturity Treasury Fund

SCHEDULE OF INVESTMENTS

July 31, 2007

                                                            PRINCIPAL
                                                             AMOUNT
                                                MATURITY      (000)        VALUE
------------------------------------------------------------------------------------
U.S. TREASURY NOTES--99.40%(A)

4.88%                                            08/31/08    $15,000    $ 15,014,100
------------------------------------------------------------------------------------
4.63%                                            09/30/08     15,000      14,983,650
------------------------------------------------------------------------------------
4.88%                                            10/31/08     14,900      14,925,628
------------------------------------------------------------------------------------
4.63%                                            11/30/08     14,900      14,892,997
------------------------------------------------------------------------------------
4.75%                                            12/31/08     14,900      14,914,006
------------------------------------------------------------------------------------
4.88%                                            01/31/09     14,900      14,946,488
------------------------------------------------------------------------------------
4.75%                                            02/28/09     14,900      14,925,628
------------------------------------------------------------------------------------
4.50%                                            03/31/09     14,900      14,867,369
------------------------------------------------------------------------------------
4.50%                                            04/30/09     14,900      14,871,988
------------------------------------------------------------------------------------
4.88%                                            05/31/09     15,000      15,072,600
------------------------------------------------------------------------------------
4.88%                                            06/30/09     15,000      15,082,050
------------------------------------------------------------------------------------
4.63%                                            07/31/09     15,000      15,018,750
====================================================================================
TOTAL INVESTMENTS-99.40% (Cost $179,278,541)                             179,515,254
====================================================================================
OTHER ASSETS LESS LIABILITIES-0.60%                                        1,083,193
====================================================================================
NET ASSETS-100.00%                                                      $180,598,447
____________________________________________________________________________________
====================================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2007 was $179,515,254, which represented 99.40% of the Fund's Net Assets. See
    Note 1A.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS:

Investments, at value (Cost $179,278,541)      $179,515,254
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   60,446
-----------------------------------------------------------
  Interest                                        1,783,282
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               58,694
-----------------------------------------------------------
Other assets                                         11,597
===========================================================
    Total assets                                181,429,273
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            424,266
-----------------------------------------------------------
  Amount due custodian                               73,588
-----------------------------------------------------------
  Dividends                                          67,900
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 97,475
-----------------------------------------------------------
Accrued distribution fees                            23,696
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,669
-----------------------------------------------------------
Accrued transfer agent fees                          75,550
-----------------------------------------------------------
Accrued operating expenses                           66,682
===========================================================
    Total liabilities                               830,826
===========================================================
Net assets applicable to shares outstanding    $180,598,447
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $189,456,680
-----------------------------------------------------------
Undistributed net investment income                  (9,527)
-----------------------------------------------------------
Undistributed net realized gain (loss)           (9,085,419)
-----------------------------------------------------------
Unrealized appreciation                             236,713
===========================================================
                                               $180,598,447
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $141,831,862
___________________________________________________________
===========================================================
Class A3                                       $ 26,431,332
___________________________________________________________
===========================================================
Institutional Class                            $ 12,335,253
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          14,139,149
___________________________________________________________
===========================================================
Class A3                                          2,635,578
___________________________________________________________
===========================================================
Institutional Class                               1,228,836
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.03
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.03 divided by
      99.00%)                                  $      10.13
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.03
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.04
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:

Interest                                                      $9,503,279
========================================================================

EXPENSES:

Advisory fees                                                    400,668
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    11,717
------------------------------------------------------------------------
Distribution fees:
  Class A                                                        241,774
------------------------------------------------------------------------
  Class A3                                                        72,530
------------------------------------------------------------------------
Transfer agent fees -- A and A3                                  360,973
------------------------------------------------------------------------
Transfer agent fees -- Institutional                               3,783
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         23,159
------------------------------------------------------------------------
Other                                                            168,341
========================================================================
    Total expenses                                             1,332,945
========================================================================
Less: Expenses reimbursed and expense offset arrangement(s)      (12,153)
========================================================================
    Net expenses                                               1,320,792
========================================================================
Net investment income                                          8,182,487
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from investment securities             (800,444)
========================================================================
Change in net unrealized appreciation of investment
  securities                                                   1,362,217
========================================================================
Net realized and unrealized gain                                 561,773
========================================================================
Net increase in net assets resulting from operations          $8,744,260
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2007 and 2006

                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  8,182,487    $  8,323,559
------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (800,444)     (4,035,630)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          1,362,217       1,542,123
==========================================================================================
    Net increase in net assets resulting from operations         8,744,260       5,830,052
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (6,583,656)     (6,670,343)
------------------------------------------------------------------------------------------
  Class A3                                                      (1,155,114)     (1,189,994)
------------------------------------------------------------------------------------------
  Institutional Class                                             (443,717)       (465,056)
==========================================================================================
    Decrease in net assets resulting from distributions         (8,182,487)     (8,325,393)
==========================================================================================
Share transactions-net:
  Class A                                                      (36,943,800)    (61,194,146)
------------------------------------------------------------------------------------------
  Class A3                                                      (7,139,363)     (6,684,799)
------------------------------------------------------------------------------------------
  Institutional Class                                           (2,091,820)      3,097,269
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (46,174,983)    (64,781,676)
==========================================================================================
    Net increase (decrease) in net assets                      (45,613,210)    (67,277,017)
==========================================================================================

NET ASSETS:

  Beginning of year                                            226,211,657     293,488,674
==========================================================================================
  End of year (including undistributed net investment income
    of $(9,527) and $(9,527), respectively)                   $180,598,447    $226,211,657
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is liquidity with minimum fluctuation of principal value, and, consistent with this objective, the highest total return achievable.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of

AIM Limited Maturity Treasury Fund

     the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.20%
--------------------------------------------------------------------
Over $500 million                                             0.175%
 ___________________________________________________________________
====================================================================


    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2007, INVESCO reimbursed expenses of the Fund in the amount of $3,041.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2007, ADI advised the Fund that it retained $3,602 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT(S)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $9,112.

AIM Limited Maturity Treasury Fund

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2007, the Fund paid legal fees of $4,682 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2007 and 2006 was as follows:

                                                                 2007          2006
--------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $8,182,487    $8,325,393
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     73,804
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                           224,354
----------------------------------------------------------------------------
Temporary book/tax differences                                       (83,331)
----------------------------------------------------------------------------
Capital loss carryforward                                         (8,735,404)
----------------------------------------------------------------------------
Post-October capital loss deferral                                  (337,656)
----------------------------------------------------------------------------
Shares of beneficial interest                                    189,456,680
============================================================================
Total net assets                                                $180,598,447
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

AIM Limited Maturity Treasury Fund


    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2013                                                    $  822,442
-----------------------------------------------------------------------------
July 31, 2014                                                     4,626,274
-----------------------------------------------------------------------------
July 31, 2015                                                     3,286,688
=============================================================================
Total capital loss carryforward                                  $8,735,404
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the year ended July 31, 2007 was $212,864,441 and $259,677,823, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $267,430
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (43,076)
==============================================================================
Net unrealized appreciation of investment securities                $224,354
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $179,290,900.

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class A3 and Institutional Class. As of the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class A3 shares and Institutional Class shares are sold at net asset value.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                    YEAR ENDED
                                                                   JULY 31, 2007(a)               JULY 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,314,883    $ 13,172,314     1,361,479    $ 13,663,379
----------------------------------------------------------------------------------------------------------------------
  Class A3                                                       817,845       8,189,965     1,227,675      12,320,996
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            469,564       4,705,387       470,826       4,725,495
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        579,468       5,806,885       581,028       5,829,947
----------------------------------------------------------------------------------------------------------------------
  Class A3                                                       102,420       1,026,104       102,177       1,024,950
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             39,865         399,710        42,507         426,405
======================================================================================================================
Reacquired:
  Class A                                                     (5,587,374)    (55,922,999)   (8,032,962)    (80,687,472)
----------------------------------------------------------------------------------------------------------------------
  Class A3                                                    (1,632,715)    (16,355,432)   (1,996,247)    (20,030,745)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (718,847)     (7,196,917)     (204,963)     (2,054,631)
======================================================================================================================
                                                              (4,614,891)   $(46,174,983)   (6,448,480)   $(64,781,676)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 13% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM Limited Maturity Treasury Fund

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008, as required.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              --------------------------------------------------------------
                                                                2007           2006        2005           2004        2003
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.00       $  10.10    $  10.25       $  10.46    $  10.53
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.41           0.33        0.20(a)        0.12        0.19
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.03          (0.10)      (0.13)         (0.04)       0.03
============================================================================================================================
    Total from investment operations                              0.44           0.23        0.07           0.08        0.22
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.41)         (0.33)      (0.20)         (0.12)      (0.19)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --       (0.02)         (0.17)      (0.10)
============================================================================================================================
    Total distributions                                          (0.41)         (0.33)      (0.22)         (0.29)      (0.29)
============================================================================================================================
Net asset value, end of period                                $  10.03       $  10.00    $  10.10       $  10.25    $  10.46
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                   4.47%          2.31%       0.68%          0.75%       2.18%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $141,832       $178,347    $241,553       $366,473    $577,993
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.67%(c)       0.66%       0.60%          0.59%       0.53%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.67%(c)       0.66%       0.61%          0.60%       0.53%
============================================================================================================================
Ratio of net investment income to average net assets              4.08%(c)       3.26%       1.96%          1.13%       1.85%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                            107%           103%        142%           100%        124%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $161,182,681.

AIM Limited Maturity Treasury Fund

                                                                                           CLASS A3
                                                              ------------------------------------------------------------------
                                                                                                                OCTOBER 31, 2002
                                                                                                                  (DATE SALES
                                                                           YEAR ENDED JULY 31,                   COMMENCED) TO
                                                              ----------------------------------------------        JULY 31,
                                                               2007          2006       2005          2004            2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.00       $ 10.09    $ 10.25       $ 10.46        $ 10.59
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.40          0.32       0.18(a)       0.10           0.13
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.03         (0.09)     (0.14)        (0.04)         (0.04)
================================================================================================================================
    Total from investment operations                             0.43          0.23       0.04          0.06           0.09
================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.40)        (0.32)     (0.18)        (0.10)         (0.12)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --      (0.02)        (0.17)         (0.10)
================================================================================================================================
    Total distributions                                         (0.40)        (0.32)     (0.20)        (0.27)         (0.22)
================================================================================================================================
Net asset value, end of period                                $ 10.03       $ 10.00    $ 10.09       $ 10.25        $ 10.46
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                  4.37%         2.31%      0.39%         0.56%          0.88%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $26,431       $33,476    $40,524       $58,453        $94,409
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.77%(c)      0.76%      0.79%         0.79%          0.73%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.77%(c)      0.76%      0.80%         0.80%          0.73%(d)
================================================================================================================================
Ratio of net investment income to average net assets             3.98%(c)      3.16%      1.77%         0.93%          1.65%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                        107%          103%       142%          100%           124%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,011,871.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Limited Maturity Treasury Fund

                                                                                INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
                                                              -------------------------------------------------------
                                                               2007          2006       2005          2004      2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.00       $ 10.10    $ 10.25       $10.46    $10.53
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.44          0.36       0.23(a)      0.14      0.22
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.04         (0.10)     (0.13)       (0.04)     0.03
=====================================================================================================================
    Total from investment operations                             0.48          0.26       0.10         0.10      0.25
=====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.44)        (0.36)     (0.23)       (0.14)    (0.22)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --            --      (0.02)       (0.17)    (0.10)
=====================================================================================================================
    Total distributions                                         (0.44)        (0.36)     (0.25)       (0.31)    (0.32)
=====================================================================================================================
Net asset value, end of period                                $ 10.04       $ 10.00    $ 10.10       $10.25    $10.46
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                  4.88%         2.63%      0.93%        1.01%     2.42%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $12,335       $14,389    $11,412       $4,641    $3,913
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.36%(c)      0.35%      0.31%        0.34%     0.30%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.36%(c)      0.35%      0.32%        0.35%     0.30%
=====================================================================================================================
Ratio of net investment income to average net assets             4.38%(c)      3.57%      2.25%        1.38%     2.08%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                           107%          103%       142%         100%      124%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)  Ratios are based on average daily net assets of $10,139,282.

AIM Limited Maturity Treasury Fund


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair
Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Limited Maturity Treasury Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Limited Maturity Treasury Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Limited Maturity Treasury Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

September 18, 2007
Houston, Texas

AIM LIMITED MATURITY TREASURY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions, and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period February 1, 2007, through      actual expense ratio and an assumed rate     help you determine the relative total
July 31, 2007.                               of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                   ACTUAL                                           HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING                ENDING              EXPENSES              ENDING              EXPENSES           ANNUALIZED
SHARE         ACCOUNT VALUE          ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE         PAID DURING            EXPENSE
CLASS            (2/1/07)             (7/31/07)(1)          PERIOD(2)            (7/31/07)            PERIOD(2)              RATIO
  A             $1,000.00              $1,023.80              $3.26              $1,021.57              $3.26                0.65%
  A3             1,000.00               1,023.30               3.76               1,021.08               3.76                0.75

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 7/31/07

AIM LIMITED MATURITY TREASURY FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 7/31/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception (7/13/87)                  5.46%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      10 Years                             4.14    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined    5 Years                             2.36    MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain          1 Year                              4.88    ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             AVERAGE ANNUAL TOTAL RETURNS                 PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             For periods ended 6/30/07, most recent       MONTH-END PERFORMANCE, PLEASE CALL
                                             calendar quarter-end                         800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                             Inception (7/13/87)                  5.44%
                                             10 Years                             4.16
                                              5 Years                             2.43
                                              1 Year                              4.66
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
==========================================   FROM PERFORMANCE OF OTHER SHARE CLASSES
NASDAQ SYMBOL                        ALMIX   PRIMARILY DUE TO DIFFERING SALES CHARGES
==========================================   AND CLASS EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com                 LTD-INS-1            A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period February 1, 2007, through                                                   the table are meant to highlight your
July 31, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,025.20               $1.81        $1,023.01             $1.81             0.36%

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(1)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMinvestments.com                 LTD-INS-1            A I M Distributors, Inc.

AIM LIMITED MATURITY TREASURY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        June 27, 2007 and does not reflect any
Investment Securities Funds is required      Investments Committee considers each         changes that may have occurred since that
under the Investment Company Act of 1940     Sub-Committee's recommendations and makes    date, including but not limited to changes
to approve annually the renewal of the AIM   its own recommendations regarding the        to the Fund's performance, advisory fees,
Limited Maturity Treasury Fund (the Fund)    performance, fees and expenses of the AIM    expense limitations and/or fee waivers.
investment advisory agreement with A I M     Funds to the full Board. Moreover, the
Advisors, Inc. (AIM). During contract        Investments Committee considers each         A. NATURE, EXTENT AND QUALITY OF SERVICES
renewal meetings held on June 25-27, 2007,   Sub-Committee's recommendations in making       PROVIDED BY AIM
the Board as a whole and the disinterested   its annual recommendation to the Board
or "independent" Trustees, voting            whether to approve the continuance of each   The Board reviewed the advisory services
separately, approved the continuance of      AIM Fund's investment advisory agreement     provided to the Fund by AIM under the
the Fund's investment advisory agreement     and sub-advisory agreement, if applicable    Fund's advisory agreement, the performance
for another year, effective July 1, 2007.    (advisory agreements), for another year.     of AIM in providing these services, and
In doing so, the Board determined that the                                                the credentials and experience of the
Fund's advisory agreement is in the best        The independent Trustees, as mentioned    officers and employees of AIM who provide
interests of the Fund and its shareholders   above, are assisted in their annual          these services. The Board's review of the
and that the compensation to AIM under the   evaluation of the advisory agreements by     qualifications of AIM to provide these
Fund's advisory agreement is fair and        the independent Senior Officer. One          services included the Board's
reasonable.                                  responsibility of the Senior Officer is to   consideration of AIM's portfolio and
                                             manage the process by which the AIM Funds'   product review process, various back
   The independent Trustees met separately   proposed management fees are negotiated      office support functions provided by AIM,
during their evaluation of the Fund's        during the annual contract renewal process   and AIM's equity and fixed income trading
investment advisory agreement with           to ensure that they are negotiated in a      operations. The Board concluded that the
independent legal counsel from whom they     manner which is at arms' length and          nature, extent and quality of the advisory
received independent legal advice, and the   reasonable. Accordingly, the Senior          services provided to the Fund by AIM were
independent Trustees also received           Officer must either supervise a              appropriate and that AIM currently is
assistance during their deliberations from   competitive bidding process or prepare an    providing satisfactory advisory services
the independent Senior Officer, a            independent written evaluation. The Senior   in accordance with the terms of the Fund's
full-time officer of the AIM Funds who       Officer has recommended that an              advisory agreement. In addition, based on
reports directly to the independent          independent written evaluation be provided   their ongoing meetings throughout the year
Trustees. The following discussion more      and, upon the direction of the Board, has    with the Fund's portfolio managers, the
fully describes the process employed by      prepared an independent written              Board concluded that these individuals are
the Board to evaluate the performance of     evaluation.                                  competent and able to continue to carry
the AIM Funds (including the Fund)                                                        out their responsibilities under the
throughout the year and, more                   During the annual contract renewal        Fund's advisory agreement.
specifically, during the annual contract     process, the Board considered the factors
renewal meetings.                            discussed below under the heading "Factors    In determining whether to continue the
                                             and Conclusions and Summary of Independent   Fund's advisory agreement, the Board
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    considered the prior relationship between
                                             fairness and reasonableness of the Fund's    AIM and the Fund, as well as the Board's
The Board's Investments Committee has        advisory agreement at the contract renewal   knowledge of AIM's operations, and
established three Sub-Committees which are   meetings and at their meetings throughout    concluded that it was beneficial to
responsible for overseeing the management    the year as part of their ongoing            maintain the current relationship, in
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   part, because of such knowledge. The Board
the AIM Funds. This Sub-Committee structure  agreement was considered separately,         also considered the steps that AIM and its
permits the Trustees to focus on the         although the Board also considered the       affiliates have taken over the last
performance of the AIM Funds that have       common interests of all of the AIM Funds     several years to improve the quality and
been assigned to them. The Sub-Committees    in their deliberations. The Board            efficiency of the services they provide to
meet throughout the year to review the       comprehensively considered all of the        the Funds in the areas of investment
performance of their assigned funds, and     information provided to them and did not     performance, product line diversification,
the Sub-Committees review monthly and        identify any particular factor that was      distribution, fund operations, shareholder
quarterly comparative performance            controlling. Furthermore, each Trustee may   services and compliance. The Board
information and periodic asset flow data     have evaluated the information provided      concluded that the quality and efficiency
for their assigned funds. These materials    differently from one another and             of the services AIM and its affiliates
are prepared under the direction and         attributed different weight to the various   provide to the AIM Funds in each of these
supervision of the independent Senior        factors. The Trustees recognized that the    areas have generally improved, and support
Officer. Over the course of each year, the   advisory arrangements and resulting          the Board's approval of the continuance of
Sub-Committees meet with portfolio managers  advisory fees for the Fund and the other     the Fund's advisory agreement.
for their assigned funds and other members   AIM Funds are the result of years of
of management and review with these          review and negotiation between the           B. FUND PERFORMANCE
individuals the performance, investment      Trustees and AIM, that the Trustees may
objective(s), policies, strategies and       focus to a greater extent on certain         The Board compared the Fund's performance
limitations of these funds.                  aspects of these arrangements in some        during the past one, three and five
                                             years than others, and that the Trustees'    calendar years to the performance of funds
   In addition to their meetings             deliberations and conclusions in a           in the Fund's Lipper peer group that are
throughout the year, the Sub-Committees      particular year may be based in part on      not managed by AIM, and against the
meet at designated contract renewal          their deliberations and conclusions of       performance of all funds in the Lehman 1-2
meetings each year to conduct an in-depth    these same arrangements throughout the       Year Government Bond Index. The Board also
review of the performance, fees and          year and in prior years.                     reviewed the methodology used by Lipper to
expenses of their assigned funds. During                                                  identify the Fund's peers. The Board noted
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       that the Fund's performance was comparable
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           to the median performance of its peers for
data regarding all the AIM Funds prepared                                                 the one year period, and below such
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     performance for the three and five year
under the direction and supervision of the   of the Senior Officer's independent          periods. The Board noted that the Fund's
independent Senior Officer who also          written evaluation, as well as a             performance was below the performance of
prepares a separate analysis of this         discussion of the material factors and       the Index for the one, three and five year
information for the Trustees. Each           related conclusions that formed the basis    periods. The Board noted that AIM has
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       acknowledged that the Fund continues to
to the Investments Committee regarding the   advisory agreement. Unless otherwise         require a long-term solution to its
performance, fees and                        stated, information set forth below is as    long-term under-performance, and that AIM
                                             of                                           is continuing to closely
                                                                                                                         (continued)

AIM LIMITED MATURITY TREASURY FUND

monitor and review the performance of the    E. PROFITABILITY AND FINANCIAL RESOURCES     Board noted that soft dollar arrangements
Fund and to analyze various possible            OF AIM                                    shift the payment obligation for the
long-term solutions. The Board also                                                       research and executions services from AIM
considered the steps AIM has taken over      The Board reviewed information from AIM      to the funds and therefore may reduce
the last several years to improve the        concerning the costs of the advisory and     AIM's expenses. The Board also noted that
quality and efficiency of the services       other services that AIM and its affiliates   research obtained through soft dollar
that AIM provides to the AIM Funds. The      provide to the Fund and the profitability    arrangements may be used by AIM in making
Board concluded that AIM continues to be     of AIM and its affiliates in providing       investment decisions for the Fund and may
responsive to the Board's focus on fund      these services. The Board also reviewed      therefore benefit Fund shareholders. The
performance. However, due to the Fund's      information concerning the financial         Board concluded that AIM's soft dollar
underperformance, the Board also concluded   condition of AIM and its affiliates. The     arrangements were appropriate. The Board
that it would be appropriate for the Board   Board also reviewed with AIM the             also concluded that, based on their review
to continue to closely monitor and review    methodology used to prepare the              and representations made by AIM, these
the performance of the Fund. Although the    profitability information. The Board         arrangements were consistent with
independent written evaluation of the        considered the overall profitability of      regulatory requirements.
Fund's Senior Officer (discussed below)      AIM, as well as the profitability of AIM
only considered Fund performance through     in connection with managing the Fund. The
the most recent calendar year, the Board     Board noted that AIM continues to operate
also reviewed more recent Fund performance   at a net profit, although increased
and this review did not change their         expenses in recent years have reduced the
conclusions.                                 profitability of AIM and its affiliates.
                                             The Board concluded that the Fund's
C. ADVISORY FEES AND FEE WAIVERS             advisory fees were fair and reasonable,
                                             and that the level of profits realized by
The Board compared the Fund's contractual    AIM and its affiliates from providing
advisory fee rate to the contractual         services to the Fund was not excessive in
advisory fee rates of funds in the Fund's    light of the nature, quality and extent of
Lipper peer group that are not managed by    the services provided. The Board
AIM, at a common asset level and as of the   considered whether AIM is financially
end of the past calendar year. The Board     sound and has the resources necessary to
noted that the Fund's advisory fee rate      perform its obligations under the Fund's
was below the median advisory fee rate of    advisory agreement, and concluded that AIM
its peers. The Board also reviewed the       has the financial resources necessary to
methodology used by Lipper and noted that    fulfill these obligations.
the contractual fee rates shown by Lipper
include any applicable long-term             F. INDEPENDENT WRITTEN EVALUATION OF THE
contractual fee waivers. The Board noted        FUND'S SENIOR OFFICER
that AIM does not serve as an advisor to
other mutual funds or other clients with     The Board noted that, upon their
investment strategies comparable to those    direction, the Senior Officer of the Fund,
of the Fund.                                 who is independent of AIM and AIM's
                                             affiliates, had prepared an independent
   The Board noted that AIM has not          written evaluation to assist the Board in
proposed any advisory fee waivers or         determining the reasonableness of the
expense limitations for the Fund. The        proposed management fees of the AIM Funds,
Board concluded that it was not necessary    including the Fund. The Board noted that
at this time to discuss with AIM whether     they had relied upon the Senior Officer's
to implement any such waivers or expense     written evaluation instead of a
limitations because the Fund's overall       competitive bidding process. In
expense ratio was below the median expense   determining whether to continue the Fund's
ratio of the funds in the Fund's Lipper      advisory agreement, the Board considered
peer group that are not managed by AIM.      the Senior Officer's written evaluation.

   After taking account of the Fund's        G. COLLATERAL BENEFITS TO AIM AND ITS
contractual advisory fee rate, as well as       AFFILIATES
the comparative advisory fee information
discussed above, the Board concluded that    The Board considered various other
the Fund's advisory fees were fair and       benefits received by AIM and its
reasonable.                                  affiliates resulting from AIM's
                                             relationship with the Fund, including the
D. ECONOMIES OF SCALE AND BREAKPOINTS        fees received by AIM and its affiliates
                                             for their provision of administrative,
The Board considered the extent to which     transfer agency and distribution services
there are economies of scale in AIM's        to the Fund. The Board considered the
provision of advisory services to the        performance of AIM and its affiliates in
Fund. The Board also considered whether      providing these services and the
the Fund benefits from such economies of     organizational structure employed by AIM
scale through contractual breakpoints in     and its affiliates to provide these
the Fund's advisory fee schedule or          services. The Board also considered that
through advisory fee waivers or expense      these services are provided to the Fund
limitations. The Board noted that the        pursuant to written contracts which are
Fund's contractual advisory fee schedule     reviewed and approved on an annual basis
includes one breakpoint but that, due to     by the Board. The Board concluded that AIM
the Fund's asset level at the end of the     and its affiliates were providing these
past calendar year and the way in which      services in a satisfactory manner and in
the breakpoint has been structured, the      accordance with the terms of their
Fund has yet to benefit from the             contracts, and were qualified to continue
breakpoint. Based on this information, the   to provide these services to the Fund.
Board concluded that the Fund's advisory
fees would reflect economies of scale at        The Board considered the benefits
higher asset levels. The Board also noted    realized by AIM as a result of portfolio
that the Fund shares directly in economies   brokerage transactions executed through
of scale through lower fees charged by       "soft dollar" arrangements. Under these
third party service providers based on the   arrangements, portfolio brokerage
combined size of all of the AIM Funds and    commissions paid by the Fund and/or other
affiliates.                                  funds advised by AIM are used to pay for
                                             research and execution services. The

AIM Limited Maturity Treasury Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Qualified Dividend Income*                             0%
         Corporate Dividends Received Deduction*                0%
         U.S. Treasury obligations*                           100%




       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                         44.05%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2006, January 31, 2007, April 30, 2007 and July 31, 2007 were 99.97%, 99.97%, 99.92%, and 99.98%, respectively.

AIM Limited Maturity Treasury Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of
                                             Funds--Registered Trademark--; Chairman,
                                             Investment Company Institute; and Member
                                             of Executive Board, SMU Cox School of
                                             Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); CompuDyne
                                             Corporation (provider of products and
                                             services to the public security market);
                                             and Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1990       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Limited Maturity Treasury Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director, Vice
                                             President and General Counsel, Fund
                                             Management Company; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President and General Counsel, Liberty
                                             Financial Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Chief Investment Officer
                                             and Executive Vice President, AIM Funds
                                             Management Inc. d/b/a AIM Trimark
                                             Investments; Senior Vice President and
                                             Head of Equity Investments, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark--
                                             Formerly: Director, Trimark Trust and
                                             A I M Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., INVESCO
                                             Private Capital Investments, Inc.
                                             (holding company), INVESCO Private
                                             Capital, Inc. (registered investment
                                             advisor) and INVESCO Senior Secured
                                             Management, Inc. (registered investment
                                             advisor); and Vice President, A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management
                                             Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                                                             [EDELIVERY
                                                            GO PAPERLESS
                                                    AIMINVESTMENTS.COM/EDELIVERY
                                                              GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and
   postage.                                         033-39519.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after October 20, 2007, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
1. Log in to your account.                          recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
2. Click on the "Service Center" tab.
                                                    LTD-AR-1                                                A I M Distributors, Inc.
3. Select "Register for eDelivery" and complete
   the consent process.                                                          [AIM INVESTMENTS LOGO]
                                                                               -- REGISTERED TRADEMARK --
This AIM service is provided by AIM Investment
Services, Inc.

                              AIM MONEY MARKET FUND
                 Annual Report to Shareholders o July 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Cash Equivalents

Table of Contents

Letters to Shareholders ..................    2
Facts About Your Fund ....................    4
Supplemental Information .................    5
Schedule of Investments ..................    6
Financial Statements .....................   10
Notes to Financial Statements ............   13
Financial Highlights .....................   17
Auditor's Report .........................   21
Fund Expenses ............................   22
Approval of Advisory Agreement ...........   23
Tax Information ..........................   25
Trustees and Officers ....................   26

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]     [GRAPHIC]     [GRAPHIC]
  [TARGET       [TARGET    [DIVERSIFIED
   RISK]       MATURITY]    PORTFOLIOS]

 [GRAPHIC]      [GRAPHIC]
  [SECTOR    [INTERNATIONAL/
  EQUITY]    GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM MONEY MARKET FUND

                                             Dear Shareholders of the AIM Family of Funds:

                                             It is a pleasure to provide you with this annual report for AIM Money Market Fund.

                                                Yields on shares of AIM Money Market Fund were little changed during the 12 months ended July 31, 2007. The seven-day SEC yields for all the Fund's share classes, at the
   [TAYLOR                                   beginning of the fiscal year and at its close, appear later in this report. As of July
    PHOTO]                                   31, 2007, the Fund's total net assets stood at $1.06 billion and the Fund's weighted average maturity was 33 days.

Philip Taylor                                   During the fiscal year:

                                             o Gross domestic product (GDP), the broadest measure of the nation's economic activity, grew at an annualized rate of 1.1%, 2.1% and 0.6% in the third and fourth quarters of
                                             2006 and the first quarter of 2007, respectively.(1) Initial estimates put GDP growth at 4.0% in the second quarter of 2007.(1)

                                             o The unemployment rate remained within a relatively narrow range of 4.4%--4.7% from
                                             August 2006 to July 2007.(2)

                                             o The Consumer Price Index, rose 2.2%(2) excluding food and energy from August 2006 to
                                             July 2007, near the U.S. Federal Reserve Board's (the Fed) assumed "comfort zone" for inflation.(3)

                                                Throughout the fiscal year, the Fed kept its federal funds target rate at 5.25%. In a statement following its late June meeting (its last meeting before the close of the fiscal year), the Fed said the economy seemed likely to continue to expand at a moderate pace over upcoming quarters.(4) It repeated its belief that while inflation has moderated of late, it remains the central bank's predominant policy concern.(4)

                                                Low interest rates and lax lending standards allowed even consumers with poor credit histories to buy homes using "exotic" or "non-traditional" adjustable rate-mortgages.
                                             Unfortunately, increasing numbers of them were unable to meet their mortgage obligations as their monthly payments rose. "Easy money" also prompted corporations to acquire competitors or be acquired themselves by private equity firms--often at lofty prices and in highly leveraged deals. As the fiscal year drew to a close, investors became increasingly concerned that these trends might reduce the availability of credit or increase borrowing costs for individuals and corporations, slowing the economy.

                                                While these concerns significantly increased market volatility, for the 12 months ended July 31, 2007, the S&P 500 Index, which represents the performance of the U.S.
                                             stock market, rose 16.13%.(5)

                                                The Lehman Brothers U.S. Aggregate Bond Index, which represents the U.S.
                                             investment-grade bond market, rose 5.58% for the year.(5) Among investment-grade issues, U.S. Treasury securities performed best, followed by government agency issues.

                                             YOUR FUND

                                             Regardless of economic conditions or Fed policy, your Fund continues to focus on three objectives:

                                             o Safety of principal

                                             o Liquidity

                                             o The highest possible yield consistent with safety of principal

                                                Your Fund invests only in high quality U.S. dollar denominated short-term fixed-income obligations. Although a money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the
                                             Fund.

                                                Thank you for your continued investment in AIM Money Market Fund.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments --REGISTERED TRADEMARK--

                                             September 14, 2007

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                             AIM Investments is a registered service mark of A I M Management Group, Inc. A I M
                                             Capital Management, Inc. are the investment advisors, and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments

                                             Sources: (1) Bureau of Economic Analysis; (2) Bureau of Labor Statistics; (3) The Wall
                                             Street Journal; (4) U.S. Federal Reserve Board; (5) Lipper Inc.

AIM MONEY MARKET FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board
    [CROCKETT                                has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's
      PHOTO]                                 parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED
                                             TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has
Bruce L. Crockett                            retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM MONEY MARKET FUND

FACTS ABOUT YOUR FUND

=========================================   ========================================================================================
    PORTFOLIO COMPOSITION BY MATURITY          AIM MONEY MARKET FUND SEVEN-DAY YIELD BY SHARE CLASS

Maturity distribution of Fund holdings in                                                              As of 7/31/07   As of 7/31/06
days, as of 7/31/07                         AIM Cash Reserve Shares                                        4.39%           4.38%
                                            Class B Shares                                                 3.64            3.63
1-7                                53.10%   Class C Shares                                                 3.64            3.63
8-30                               23.10    Class R Shares                                                 4.14            4.13
31-90                              15.20    Investor Class Shares                                          4.64            4.63
91-180                              6.80    ========================================================================================
181+                                1.80

The number of days to maturity of each
holding is determined in accordance with
the provisions of Rule 2a-7 of the
Investment Company Act of 1940.
=========================================

=========================================   ========================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE      AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
AND CANNOT GUARANTEE COMPARABLE FUTURE      CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF,
RESULTS; CURRENT PERFORMANCE MAY BE LOWER   OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
OR HIGHER. VISIT AIMINVESTMENTS.COM FOR     VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING
THE MOST RECENT MONTH-END PERFORMANCE.      IN THE FUND.
=========================================   ========================================================================================

                                            TEAM MANAGED BY A I M ADVISORS, INC.

AIM MONEY MARKET FUND

AIM MONEY MARKET FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY.

o Unless otherwise stated, information presented in this report is as of July 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          o Foreign securities have additional         ABOUT INDEXES USED IN THIS REPORT
                                             risks, including exchange rate changes,
o Class B shares are not available as an     political and economic upheaval, the         o The LEHMAN BROTHERS U.S. AGGREGATE BOND
investment for retirement plans maintained   relative lack of information, relatively     INDEX covers U.S. investment-grade
pursuant to Section 401 of the Internal      low market liquidity, and the potential      fixed-rate bonds with components for
Revenue Code, including 401(k) plans,        lack of strict financial and accounting      government and corporate securities,
money purchase pension plans and profit      controls and standards.                      mortgage pass-throughs, and asset-backed
sharing plans. Plans that had existing                                                    securities.
accounts invested in Class B shares prior    o To the extent that the Fund is
to September 30, 2003, will continue to be   concentrated in securities of issuers in     o The S&P 500 --REGISTERED TRADEMARK--
allowed to make additional purchases.        the banking and financial services           INDEX is a market capitalization weighted
                                             industries, the Fund's performance will      index covering all major areas of the U.S.
o Class R shares are available only to       depend on the overall condition of those     economy. It is not the 500 largest
certain retirement plans. Please see the     industries. The value of these securities    companies, but rather the most widely held
prospectus for more information.             can be sensitive to changes in government    500 companies chosen with respect to
                                             regulation and interest rates and economic   market size, liquidity and their industry.
o Investor Class shares are closed to most   downturns in the United States and abroad.
investors. For more information on who may                                                o A direct investment cannot be made in an
continue to invest in Investor Class         o Credit risk is the risk of loss on an      index. Unless otherwise indicated, index
shares, please see the prospectus.           investment due to the deterioration of an    results include reinvested dividends, and
                                             issuer's financial health. Such a            they do not reflect sales charges.
PRINCIPAL RISKS OF INVESTING IN THE FUND     deterioration of financial health may
                                             result in a reduction of the credit rating   o The Fund is not managed to track the
o The prices of securities held by the       of the issuer's securities and may lead to   performance of any particular index,
Fund may decline in response to market       the issuer's inability to honor its          including the indexes defined here, and
risks.                                       contractual obligations, including making    consequently, the performance of the Fund
                                             timely payment of interest and principal.    may deviate significantly from the
o Interest rate risk refers to the risk                                                   performance of the indexes.
that bond prices generally fall as           o The value of, payment of interest on,
interest rates rise; conversely, bond        repayment of principal for and the ability
prices generally rise as interest rates      of the Fund to sell a municipal security
fall.                                        may be affected by constitutional
                                             amendments, legislative enactments,
o The Fund may invest in obligations         executive orders, administrative
issued by agencies and instrumentalities     regulations, voter initiatives and the
of the U.S. government that may vary in      economics of the regions in which the
the level of support they receive from the   issuers in which the Fund invests are
U.S. government. The U.S. government may     located.
choose not to provide financial support to
U.S. government-sponsored agencies or        o If the seller of a repurchase agreement
instrumentalities if it is not legally       in which the Fund invests defaults on its
obligated to do so. In this case, if the     obligation or declares bankruptcy, the
issuer defaulted, the underlying fund        Fund may experience delays in selling the
holding securities of such issuer might      securities underlying the repurchase
not be able to recover its investment from   agreement.
the U.S. government.
                                             o There is no guarantee that the
                                             investment techniques and risk analyses
                                             used by the Fund's portfolio managers will
                                             produce the desired results.

=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      AIM Cash Reserve Shares              AIMXX
=======================================================================================   Investor Class Shares                INAXX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM


AIM Money Market Fund

SCHEDULE OF INVESTMENTS

July 31, 2007


                                                       PRINCIPAL
                                                        AMOUNT
                                          MATURITY       (000)          VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-35.20%(A)

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-11.85%

Concord Minutemen Capital Co.,
  LLC-Series A (Multi CEP's- Liberty
  Hampshire Co., LLC; agent) (Acquired
  02/02/07; Cost $9,738,556)
  5.20%(b)                                08/02/07    $   10,000    $    9,998,556
----------------------------------------------------------------------------------
  (Acquired 04/12/07; Cost $21,801,993)
  5.20%(b)                                09/14/07        22,298        22,156,284
----------------------------------------------------------------------------------
Legacy Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 04/17/07; Cost
  $14,606,425)
  5.19%(b)                                10/16/07        15,000        14,835,650
----------------------------------------------------------------------------------
  (Acquired 04/16/07; Cost $13,628,627)
  5.19%(b)                                10/17/07        14,000        13,844,588
----------------------------------------------------------------------------------
Lexington Parker Capital Co., LLC (Multi
  CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 02/27/07; Cost
  $39,995,804)
  5.27%(b)(c)                             09/04/07        40,000        39,999,237
----------------------------------------------------------------------------------
Ticonderoga Funding LLC (CEP-Bank of
  America, N.A.) (Acquired 07/12/07;
  Cost $24,871,910)
  5.27%(b)                                08/16/07        25,000        24,945,104
==================================================================================
                                                                       125,779,419
==================================================================================

ASSET-BACKED SECURITIES-MULTI-
  PURPOSE-6.84%

CRC Funding LLC (Acquired 07/03/07; Cost
  $9,926,639)
  5.28%(b)                                08/22/07        10,000         9,969,188
----------------------------------------------------------------------------------
Mont Blanc Capital Corp. (Acquired
  06/13/07; Cost $37,479,083)
  5.25%(b)(d)                             09/17/07        38,000        37,739,542
----------------------------------------------------------------------------------
Yorktown Capital LLC (Acquired 07/25/07;
  Cost $24,868,125)
  5.28%(b)                                08/30/07        25,000        24,893,767
==================================================================================
                                                                        72,602,497
==================================================================================

                                                       PRINCIPAL
                                                        AMOUNT
                                          MATURITY       (000)          VALUE
----------------------------------------------------------------------------------


ASSET-BACKED SECURITIES-SECURITY
  INVESTMENT VEHICLES-12.37%

Aspen Funding Corp. (Acquired 07/31/07;
  Cost $22,694,189)
  5.26%(b)                                10/30/07    $   23,000    $   22,697,550
----------------------------------------------------------------------------------
Cancara Asset Securitisation Ltd./ LLC
  (Acquired 07/23/07; Cost $24,886,333)
  5.28%(b)(d)                             08/23/07        25,000        24,919,333
----------------------------------------------------------------------------------
Grampian Funding Ltd./LLC (Acquired
  05/22/07; Cost $23,603,945)
  5.19%(b)(d)                             11/16/07        24,225        23,851,669
----------------------------------------------------------------------------------
Liberty Harbour CDO Ltd./Inc. (Acquired
  05/16/07; Cost $34,571,250)
  5.25%(b)                                08/10/07        35,000        34,954,063
----------------------------------------------------------------------------------
Scaldis Capital Ltd./LLC (Acquired
  07/25/07; Cost $24,875,451)
  5.28%(b)(d)                             08/28/07        25,000        24,901,094
==================================================================================
                                                                       131,323,709
==================================================================================

DIVERSIFIED BANKS-4.14%

Bank of America Corp.
  5.25%                                   08/03/07         7,000         6,997,959
----------------------------------------------------------------------------------
CALYON North America Inc.
  5.18%(d)                                08/22/07        30,000        29,909,350
----------------------------------------------------------------------------------
UBS Finance (Delaware) Inc.
  5.27%(d)                                08/06/07         7,000         6,994,881
==================================================================================
                                                                        43,902,190
==================================================================================
    Total Commercial Paper (Cost
      $373,607,815)                                                    373,607,815
==================================================================================

TIME DEPOSITS-9.42%

Dexia Bank S.A. (Belgium)
  5.37%(d)(e)                             08/01/07        50,000        50,000,000
----------------------------------------------------------------------------------
Rabobank Nederland (United Kingdom)
  5.37%(d)(e)                             08/01/07        50,000        50,000,000
==================================================================================
    Total Time Deposits (Cost
      $100,000,000)                                                    100,000,000
==================================================================================

AIM Money Market Fund


                                                       PRINCIPAL
                                                        AMOUNT
                                          MATURITY       (000)          VALUE
----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-8.85%

ASSET-BACKED SECURITIES-FULLY SUPPORTED
  BANK-2.83%

RACERS Trust; Series 2004-6-MM, Floating
  Rate Notes (CEP-Lehman Brothers
  Holdings Inc.) (Acquired 04/13/04;
  Cost $30,000,000)
  5.37%(b)(c)                             12/24/07    $   30,000    $   30,000,000
==================================================================================

ASSET-BACKED SECURITIES-SECURITY
  INVESTMENT VEHICLES-2.35%

Sigma Finance Inc. (Acquired 11/28/06;
  Cost $25,000,000)
  5.28%(b)(d)                             12/03/07        25,000        25,000,000
==================================================================================

FULLY SUPPORTED MONOLINE-3.67%

Wachovia Asset Securitization Issuance,
  LLC; Series 2004-HEMM1, Class A, Money
  Market Notes (CEP-Financial Security
  Assurance Inc.) (Acquired 03/08/07;
  Cost $5,666,494)
  5.31%(b)(c)(f)                          11/25/34         5,666         5,666,494
----------------------------------------------------------------------------------
  Series 2004-HEMM2, Class AMM; Putable
  Floating Rate Bonds (CEP-Ambac
  Assurance Corp.) (Acquired 09/07/05;
  Cost $33,248,497)
  5.31%(b)(c)(f)                          12/25/34        33,249        33,248,497
==================================================================================
                                                                        38,914,991
==================================================================================
    Total Asset-Backed Securities (Cost
      $93,914,991)                                                      93,914,991
==================================================================================
VARIABLE RATE DEMAND NOTES-8.56%(F)

INSURED-2.44%(G)

Aerospace Corp.; Series 2006, Taxable
  Bonds (INS-Financial Guaranty
  Insurance Co.) (Acquired 05/16/06 Cost
  $25,000,000)
  5.31%(b)(e)                             06/01/36        25,000        25,000,000
----------------------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT
                                          MATURITY       (000)          VALUE
----------------------------------------------------------------------------------

INSURED(G)-(continued)

Michigan (State of) Housing Development
  Authority; Series 2000 C, Taxable RB
  (INS-MBIA Insurance Corp.)
  5.35%(e)                                12/01/20    $      945    $      945,000
==================================================================================
                                                                        25,945,000
==================================================================================

LETTER OF CREDIT ENHANCED-6.12%(H)

A Mining Group LLC; Series 2006, Taxable
  Floating Rate Bonds (LOC-Wachovia
  Bank, N.A.)
  5.44%(e)                                06/01/29           500           500,000
----------------------------------------------------------------------------------
ABAG Finance Authority for Nonprofit
  Corporations (YMCA of San Francisco);
  Series 2004 A, Refunding Taxable RB
  (LOC-Wells Fargo Bank, N.A.)
  5.35%(e)                                10/01/29         9,010         9,010,000
----------------------------------------------------------------------------------
Chula Vista (City of), California
  (Teresina Apartments); Series 2006 A,
  Refunding Multi-Family Housing Taxable
  RB (LOC-Federal National Mortgage
  Association)
  5.32%(e)                                05/15/36         5,100         5,100,000
----------------------------------------------------------------------------------
Connecticut Water Co. (The); Series
  2004, Taxable Floating Rate Bonds
  (LOC-Citizens Bank, N.A)
  5.32%(e)                                01/04/29         7,995         7,995,000
----------------------------------------------------------------------------------
FE, LLC; Series 1998 A, Loan Program
  Notes (LOC-Fifth Third Bank)
  5.35%                                   04/01/28         5,960         5,960,000
----------------------------------------------------------------------------------
Los Lunas (Village of), New Mexico
  (Fresenius Medical Care Project);
  Series 2005 B, Refunding Taxable IDR
  (LOC-Wells Fargo Bank, N.A.)
  5.40%(e)                                02/01/25         1,200         1,200,000
----------------------------------------------------------------------------------
MCE MOB IV Limited Partnership; Series
  2002, Taxable Floating Rate Notes
  (LOC-National City Bank)
  5.33%(e)                                08/01/22           180           180,000
----------------------------------------------------------------------------------
Parma (City of), Ohio Economic
  Development (PRL Corp.); Series 2006
  B, RB (LOC-JPMorgan
  Chase Bank, N.A.)
  5.32%(e)                                11/01/30         8,970         8,970,000
----------------------------------------------------------------------------------

AIM Money Market Fund


                                                       PRINCIPAL
                                                        AMOUNT
                                          MATURITY       (000)          VALUE
----------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED(H)-(CONTINUED)

Prince Metal Stamping USA, Inc.; Series
  2004, Taxable Floating Rate Term Notes
  (LOC-Bank of Nova Scotia)
  5.33%(d)(e)                             03/01/24    $   12,000    $   12,000,000
----------------------------------------------------------------------------------
Sheridan (City of), Colorado
  Redevelopment Agency (South Santa Fe
  Drive Corridor Redevelopment Project);
  Series 2007 A-2, Tax Increment
  Allocation RB (LOC-Citibank, N.A.)
  5.32%(e)                                12/01/29        11,500        11,500,000
----------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh
  Foods L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.)
  5.39%(e)                                09/01/17         2,500         2,500,000
==================================================================================
                                                                        64,915,000
==================================================================================
    Total Variable Rate Demand Notes
      (Cost $90,860,000)                                                90,860,000
==================================================================================

MASTER NOTE AGREEMENT-4.71%

Merrill Lynch Mortgage Capital Inc.
  (Acquired 06/06/07; Cost $50,000,000)
  5.51%(b)(c)(e)(i)                       08/08/07        50,000        50,000,000
==================================================================================

MEDIUM-TERM NOTES-4.53%

Credit Agricole S.A.; Floating Rate MTN
  (Acquired 06/23/06; Cost $10,000,000)
  5.35%(b)(c)(d)                          07/23/08        10,000        10,000,000
----------------------------------------------------------------------------------
Morgan Stanley; Floating Rate MTN
  5.56%(c)                                01/11/08        15,000        15,007,525
----------------------------------------------------------------------------------
Societe Generale S.A.; Unsec. Floating
  Rate MTN (Acquired 10/26/05; Cost
  $23,000,000)
  5.31%(b)(c)(d)                          08/01/08        23,000        23,000,000
==================================================================================
    Total Medium-Term Notes (Cost
      $48,007,525)                                                      48,007,525
==================================================================================

                                                       PRINCIPAL
                                                        AMOUNT
                                          MATURITY       (000)          VALUE
----------------------------------------------------------------------------------


CERTIFICATES OF DEPOSIT-4.15%

Barclays Bank PLC 5.35%                   06/04/08    $   10,000    $   10,000,203
----------------------------------------------------------------------------------
Societe Generale S.A.; (United Kingdom)
  5.35%(d)                                10/16/07        25,000        25,000,253
----------------------------------------------------------------------------------
UBS A.G.
  5.38%                                   06/02/08         9,000         9,000,000
==================================================================================
    Total Certificates of Deposit (Cost
      $44,000,456)                                                      44,000,456
==================================================================================

FUNDING AGREEMENTS-3.49%

MetLife Insurance Co. of Connecticut
  (Acquired 10/13/06; Cost $12,000,000)
  5.42%(b)(c)(j)                          10/12/07        12,000        12,000,000
----------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/04/07; Cost $25,000,000)
  5.42%(b)(c)(j)                          04/04/08        25,000        25,000,000
==================================================================================
    Total Funding Agreements (Cost
      $37,000,000)                                                      37,000,000
==================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-78.91% (Cost $837,390,787)                               837,390,787
==================================================================================

                                                      REPURCHASE
                                                        AMOUNT
REPURCHASE AGREEMENTS-20.33%(K)

BNP Paribas Securities Corp., Agreement
  dated 07/31/07, maturing value
  $45,006,794 (collateralized by
  Corporate obligations valued at
  $47,250,000; 0%-7.07%,
  06/15/12-09/25/46)
  5.44%, 08/01/07(d)                                  $45,006,794       45,000,000
----------------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 07/31/07, aggregate
  maturing value $1,100,166,069
  (collateralized by Corporate
  obligations valued at $1,155,000,000;
  3.86%-6.22%, 03/15/13-12/11/49)
  5.44%, 08/01/07                                     50,007,549        50,000,000
----------------------------------------------------------------------------------
Fortis Bank S.A., Joint agreement dated
  07/31/07, aggregate maturing value
  $1,100,165,764 (collateralized by
  Corporate obligations valued at
  $1,155,000,001;
  5.50%-6.14%, 07/25/36-11/01/46)
  5.42%, 08/01/07(d)                                  50,007,535        50,000,000
----------------------------------------------------------------------------------

AIM Money Market Fund

                                                      REPURCHASE
                                                        AMOUNT          VALUE
----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 07/31/07, aggregate
  maturing value $800,117,778
  (collateralized by U.S. Government
  obligations valued at $816,008,684;
  0%-13.25%, 08/02/07-07/01/47)
  5.30%, 08/01/07                                     $70,808,010   $   70,797,587
==================================================================================
    Total Repurchase Agreements (Cost
      $215,797,587)                                                    215,797,587
==================================================================================
TOTAL INVESTMENTS-99.24% (Cost
  $1,053,188,374)(l)(m)                                              1,053,188,374
==================================================================================
OTHER ASSETS LESS LIABILITIES-0.76%                                      8,066,875
==================================================================================
NET ASSETS-100.00%                                                  $1,061,255,249
__________________________________________________________________________________
==================================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $568,620,616, which represented 53.58% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2007.
(d) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 14.0%; Belgium: 11.8%; France: 10.2%; other countries less than 5%: 5.3%.
(e) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2007.
(g) Principal and/or interest payments are secured by the bond insurance company listed.
(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on July 31, 2007.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2007 was $37,000,000, which represented 3.49% of the Fund's Net Assets.
(k) Principal amount equals value at period end. See Note 1I.
(l) Also represents cost for federal income tax purposes.
(m) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS:

Investments, excluding repurchase
  agreements, at value (Cost $837,390,787)    $  837,390,787
------------------------------------------------------------
Repurchase agreements (Cost $215,797,587)        215,797,587
============================================================
    Total investments (Cost $1,053,188,374)    1,053,188,374
============================================================
Receivables for:
  Fund shares sold                                10,324,815
------------------------------------------------------------
  Interest                                         3,012,745
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               216,716
------------------------------------------------------------
Other assets                                          59,607
============================================================
    Total assets                               1,066,802,257
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           4,258,169
------------------------------------------------------------
  Dividends                                           79,007
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 337,518
------------------------------------------------------------
Accrued distribution fees                            292,842
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,866
------------------------------------------------------------
Accrued transfer agent fees                          461,415
------------------------------------------------------------
Accrued operating expenses                           116,191
============================================================
    Total liabilities                              5,547,008
============================================================
Net assets applicable to shares outstanding   $1,061,255,249
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,061,341,118
------------------------------------------------------------
Undistributed net investment income                  (69,367)
------------------------------------------------------------
Undistributed net realized gain (loss)               (16,502)
============================================================
                                              $1,061,255,249
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $  554,686,092
____________________________________________________________
============================================================
Class B                                       $  135,772,338
____________________________________________________________
============================================================
Class C                                       $   81,387,212
____________________________________________________________
============================================================
Class R                                       $   18,730,523
____________________________________________________________
============================================================
Investor Class                                $  270,679,084
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          554,913,477
____________________________________________________________
============================================================
Class B                                          135,827,722
____________________________________________________________
============================================================
Class C                                           81,418,864
____________________________________________________________
============================================================
Class R                                           18,738,226
____________________________________________________________
============================================================
Investor Class                                   270,790,608
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Money Market Fund

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:

Interest                                                      $57,198,948
=========================================================================

EXPENSES:

Advisory fees                                                   4,228,614
-------------------------------------------------------------------------
Administrative services fees                                      285,023
-------------------------------------------------------------------------
Custodian fees                                                     75,600
-------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                       1,357,998
-------------------------------------------------------------------------
  Class B                                                       1,480,772
-------------------------------------------------------------------------
  Class C                                                         773,937
-------------------------------------------------------------------------
  Class R                                                          94,084
-------------------------------------------------------------------------
Transfer agent fees                                             2,956,255
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          50,208
-------------------------------------------------------------------------
Other                                                             431,278
=========================================================================
    Total expenses                                             11,733,769
=========================================================================
Less: Expense offset arrangement(s)                               (80,093)
=========================================================================
    Net expenses                                               11,653,676
=========================================================================
Net investment income                                          45,545,272
=========================================================================
Net increase in net assets resulting from operations          $45,545,272
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Money Market Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2007 and 2006

                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   45,545,272    $   37,823,113
----------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                        (23,745,448)      (19,509,905)
----------------------------------------------------------------------------------------------
  Class B                                                         (5,366,908)       (5,129,917)
----------------------------------------------------------------------------------------------
  Class C                                                         (2,803,637)       (1,982,877)
----------------------------------------------------------------------------------------------
  Class R                                                           (775,134)         (512,422)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (12,846,717)      (10,676,861)
==============================================================================================
    Decrease in net assets resulting from distributions          (45,537,844)      (37,811,982)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                        (87,935,369)       72,681,977
----------------------------------------------------------------------------------------------
  Class B                                                        (69,450,272)      (14,118,077)
----------------------------------------------------------------------------------------------
  Class C                                                        (15,701,889)       25,639,016
----------------------------------------------------------------------------------------------
  Class R                                                          1,404,591         2,257,764
----------------------------------------------------------------------------------------------
  Investor Class                                                 (21,748,877)      (10,658,100)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (193,431,816)       75,802,580
==============================================================================================
    Net increase (decrease) in net assets                       (193,424,388)       75,813,711
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,254,679,637     1,178,865,926
==============================================================================================
  End of year (including undistributed net investment income
    of $(69,367) and $(76,795), respectively)                 $1,061,255,249    $1,254,679,637
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Money Market Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for

AIM Money Market Fund

     collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.40%
-------------------------------------------------------------------
Over $1 billion                                               0.35%
 __________________________________________________________________
===================================================================


    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2007, ADI advised the Fund that it retained $58,483, $419,906, $41,741 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT(S)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $80,093.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits

AIM Money Market Fund

to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2007, the Fund paid legal fees of $7,878 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended July 31, 2007.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2007 and 2006 was as follows:

                                                                 2007           2006
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $45,537,844    $37,811,982
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2007, the components of net assets on a tax basis were as follows:

                                                                     2007
------------------------------------------------------------------------------
Undistributed ordinary income                                   $      175,918
------------------------------------------------------------------------------
Temporary book/tax differences                                        (245,285)
------------------------------------------------------------------------------
Capital loss carryforward                                              (16,502)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,061,341,118
==============================================================================
Total net assets                                                $1,061,255,249
______________________________________________________________________________
==============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2013                                                      $16,502
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM Money Market Fund

NOTE 7--SHARE INFORMATION

The Fund currently consists of six different classes of shares: AIM Cash Reserve shares, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class B shares and Class C shares are sold with a CDSC. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares on or the about month-end which is at least eight years after the date of purchase.

    Institutional Class shares have not commenced operations.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED                       YEAR ENDED
                                                                      JULY 31, 2007                    JULY 31, 2006
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                      722,854,125    $ 722,854,125     849,425,035    $ 849,425,035
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       95,706,986       95,706,986     161,075,592      161,075,592
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      104,555,916      104,555,916     134,168,006      134,168,006
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                       21,251,895       21,251,895      21,863,608       21,863,608
----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               200,737,808      200,737,808     326,505,763      326,505,763
============================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                       22,665,094       22,665,094      18,769,587       18,769,587
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        5,008,570        5,008,570       4,765,967        4,765,967
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        2,607,965        2,607,965       1,885,217        1,885,217
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                          768,209          768,209         510,305          510,305
----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                12,464,593       12,464,593      10,357,470       10,357,470
============================================================================================================================
Automatic conversion of Class B shares to AIM Cash Reserve
  Shares:
  AIM Cash Reserve Shares                                       17,396,008       17,396,008      20,344,608       20,344,608
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (17,396,008)     (17,396,008)    (20,344,608)     (20,344,608)
============================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                     (850,850,596)    (850,850,596)   (815,857,253)    (815,857,253)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (152,769,820)    (152,769,820)   (159,615,028)    (159,615,028)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (122,865,770)    (122,865,770)   (110,414,207)    (110,414,207)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                      (20,615,513)     (20,615,513)    (20,116,149)     (20,116,149)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (234,951,278)    (234,951,278)   (347,521,333)    (347,521,333)
============================================================================================================================
                                                              (193,431,816)   $(193,431,816)     75,802,580    $  75,802,580
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008 as required.

AIM Money Market Fund


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 AIM CASH RESERVE SHARES
                                                              -------------------------------------------------------------
                                                                                   YEAR ENDED JULY 31,
                                                              -------------------------------------------------------------
                                                                2007           2006        2005        2004         2003
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0437         0.0342      0.0150      0.0056        0.0064
===========================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0437)       (0.0342)    (0.0150)    (0.0056)      (0.0064)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          --     (0.0000)           --
===========================================================================================================================
    Total distributions                                        (0.0437)       (0.0342)    (0.0150)    (0.0056)      (0.0064)
===========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $     1.00
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(a)                                                   4.46%          3.48%       1.51%       0.57%         0.64%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $554,686       $642,623    $569,947    $724,567    $1,188,876
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.00%(b)       1.03%       0.92%       0.58%         0.88%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.00%(b)       1.03%       1.02%       1.14%         1.03%
===========================================================================================================================
Ratio of net investment income to average net assets              4.37%(b)       3.42%       1.46%       0.55%         0.64%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $543,198,968.

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0362         0.0267      0.0090      0.0006      0.0007
=========================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0362)       (0.0267)    (0.0090)    (0.0006)    (0.0007)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          --     (0.0000)         --
=========================================================================================================================
    Total distributions                                        (0.0362)       (0.0267)    (0.0090)    (0.0006)    (0.0007)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   3.68%          2.71%       0.91%       0.06%       0.07%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $135,772       $205,206    $219,312    $335,866    $543,811
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.75%(b)       1.78%       1.50%       1.08%       1.46%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.75%(b)       1.78%       1.77%       1.89%       1.78%
=========================================================================================================================
Ratio of net investment income to average net assets              3.62%(b)       2.67%       0.88%       0.05%       0.06%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $148,077,190.

AIM Money Market Fund

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0362         0.0268      0.0113      0.0031      0.0008
=========================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0362)       (0.0268)    (0.0113)    (0.0031)    (0.0008)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          --     (0.0000)         --
=========================================================================================================================
    Total distributions                                        (0.0362)       (0.0268)    (0.0113)    (0.0031)    (0.0008)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   3.68%          2.71%       1.14%       0.31%       0.09%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 81,387       $ 97,087    $ 71,455    $ 93,457    $113,306
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.75%(b)       1.78%       1.29%       0.83%       1.44%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.75%(b)       1.78%       1.77%       1.89%       1.78%
=========================================================================================================================
Ratio of net investment income to average net assets              3.62%(b)       2.67%       1.09%       0.30%       0.08%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $77,393,711.

                                                                                        CLASS R
                                                              -----------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------
                                                                2007           2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0412         0.0317      0.0125      0.0031      0.0038
=========================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0412)       (0.0317)    (0.0125)    (0.0031)    (0.0038)
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --          --     (0.0000)         --
=========================================================================================================================
    Total distributions                                        (0.0412)       (0.0317)    (0.0125)    (0.0031)    (0.0038)
=========================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(a)                                                   4.20%          3.22%       1.26%       0.31%       0.38%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 18,731       $ 17,328    $ 15,070    $ 15,516    $  6,280
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.25%(b)       1.28%       1.17%       0.83%       1.13%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.25%(b)       1.28%       1.27%       1.39%       1.28%
=========================================================================================================================
Ratio of net investment income to average net assets              4.12%(b)       3.17%       1.21%       0.30%       0.39%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $18,816,839.

AIM Money Market Fund

                                                                                   INVESTOR CLASS
                                                              ---------------------------------------------------------
                                                                                                     SEPTEMBER 30, 2003
                                                                                                        (DATE SALES
                                                                      YEAR ENDED JULY 31,              COMMENCED) TO
                                                              -----------------------------------         JULY 31,
                                                                2007           2006        2005             2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   1.00       $   1.00    $   1.00         $   1.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.0462         0.0367      0.0175           0.0068
=======================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.0462)       (0.0367)    (0.0175)         (0.0068)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from realized gains                                 --             --          --          (0.0000)
=======================================================================================================================
    Total distributions                                        (0.0462)       (0.0367)    (0.0175)         (0.0068)
=======================================================================================================================
Net asset value, end of period                                $   1.00       $   1.00    $   1.00         $   1.00
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(a)                                                   4.72%          3.74%       1.76%            0.68%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $270,679       $292,437    $303,082         $359,236
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.75%(b)       0.78%       0.67%            0.33%(c)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.75%(b)       0.78%       0.77%            0.86%(c)
=======================================================================================================================
Ratio of net investment income to average net assets              4.62%(b)       3.67%       1.71%            0.80%(c)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $277,831,641.
(c)  Annualized.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated

AIM Money Market Fund

Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Money Market Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities Funds and Shareholders of AIM Money Market Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Money Market Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2007, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

September 18, 2007
Houston, Texas

AIM MONEY MARKET FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    this information to compare the ongoing
                                             estimate the expenses that you paid over     costs of investing in the Fund and other
As a shareholder of the Fund, you incur      the period. Simply divide your account       funds. To do so, compare this 5%
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      hypothetical example with the 5%
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
purchase payments; contingent deferred       then multiply the result by the number in    shareholder reports of the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period February 1, 2007, through      of return of 5% per year before expenses,    addition, if these transaction costs were
July 31, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO
AIM Cash
Reserves           $1,000.00              $1,021.80               $5.11        $1,019.74             $5.11             1.02%
   B                1,000.00               1,018.00                8.86         1,016.02              8.85             1.77
   C                1,000.00               1,018.00                8.86         1,016.02              8.85             1.77
   R                1,000.00               1,020.50                6.36         1,018.50              6.36             1.27
Investor            1,000.00               1,023.10                3.86         1,020.98              3.86             0.77

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM MONEY MARKET FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        may have occurred since that date,
Investment Securities Funds is required      Investments Committee considers each         including but not limited to changes to
under the Investment Company Act of 1940     Sub-Committee's recommendations and makes    the Fund's performance, advisory fees,
to approve annually the renewal of the AIM   its own recommendations regarding the        expense limitations and/or fee waivers.
Money Market Fund (the Fund) investment      performance, fees and expenses of the AIM
advisory agreement with A I M Advisors,      Funds to the full Board. Moreover, the       A. NATURE, EXTENT AND QUALITY OF SERVICES
Inc. (AIM). During contract renewal          Investments Committee considers each            PROVIDED BY AIM
meetings held on June 25-27, 2007, the       Sub-Committee's recommendations in making
Board as a whole and the disinterested or    its annual recommendation to the Board       The Board reviewed the advisory services
"independent" Trustees, voting separately,   whether to approve the continuance of each   provided to the Fund by AIM under the
approved the continuance of the Fund's       AIM Fund's investment advisory agreement     Fund's advisory agreement, the performance
investment advisory agreement for another    and sub-advisory agreement, if applicable    of AIM in providing these services, and
year, effective July 1, 2007. In doing so,   (advisory agreements), for another year.     the credentials and experience of the
the Board determined that the Fund's                                                      officers and employees of AIM who provide
advisory agreement is in the best               The independent Trustees, as mentioned    these services. The Board's review of the
interests of the Fund and its shareholders   above, are assisted in their annual          qualifications of AIM to provide these
and that the compensation to AIM under the   evaluation of the advisory agreements by     services included the Board's
Fund's advisory agreement is fair and        the independent Senior Officer. One          consideration of AIM's portfolio and
reasonable.                                  responsibility of the Senior Officer is to   product review process, various back
                                             manage the process by which the AIM Funds'   office support functions provided by AIM,
   The independent Trustees met separately   proposed management fees are negotiated      and AIM's equity and fixed income trading
during their evaluation of the Fund's        during the annual contract renewal process   operations. The Board concluded that the
investment advisory agreement with           to ensure that they are negotiated in a      nature, extent and quality of the advisory
independent legal counsel from whom they     manner which is at arms' length and          services provided to the Fund by AIM were
received independent legal advice, and the   reasonable. Accordingly, the Senior          appropriate and that AIM currently is
independent Trustees also received           Officer must either supervise a              providing satisfactory advisory services
assistance during their deliberations from   competitive bidding process or prepare an    in accordance with the terms of the Fund's
the independent Senior Officer, a            independent written evaluation. The Senior   advisory agreement. In addition, based on
full-time officer of the AIM Funds who       Officer has recommended that an              their ongoing meetings throughout the year
reports directly to the independent          independent written evaluation be provided   with the Fund's portfolio managers, the
Trustees. The following discussion more      and, upon the direction of the Board, has    Board concluded that these individuals are
fully describes the process employed by      prepared an independent written              competent and able to continue to carry
the Board to evaluate the performance of     evaluation.                                  out their responsibilities under the
the AIM Funds (including the Fund)                                                        Fund's advisory agreement.
throughout the year and, more                   During the annual contract renewal
specifically, during the annual contract     process, the Board considered the factors       In determining whether to continue the
renewal meetings.                            discussed below under the heading "Factors   Fund's advisory agreement, the Board
                                             and Conclusions and Summary of Independent   considered the prior relationship between
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
                                             fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
The Board's Investments Committee has        advisory agreement at the contract renewal   concluded that it was beneficial to
established three Sub-Committees which are   meetings and at their meetings throughout    maintain the current relationship, in
responsible for overseeing the management    the year as part of their ongoing            part, because of such knowledge. The Board
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
the AIM Funds. This Sub-Committee            agreement was considered separately,         affiliates have taken over the last
structure permits the Trustees to focus on   although the Board also considered the       several years to improve the quality and
the performance of the AIM Funds that have   common interests of all of the AIM Funds     efficiency of the services they provide to
been assigned to them. The Sub-Committees    in their deliberations. The Board            the Funds in the areas of investment
meet throughout the year to review the       comprehensively considered all of the        performance, product line diversification,
performance of their assigned funds, and     information provided to them and did not     distribution, fund operations, shareholder
the Sub-Committees review monthly and        identify any particular factor that was      services and compliance. The Board
quarterly comparative performance            controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
information and periodic asset flow data     have evaluated the information provided      of the services AIM and its affiliates
for their assigned funds. These materials    differently from one another and             provide to the AIM Funds in each of these
are prepared under the direction and         attributed different weight to the various   areas have generally improved, and support
supervision of the independent Senior        factors. The Trustees recognized that the    the Board's approval of the continuance of
Officer. Over the course of each year, the   advisory arrangements and resulting          the Fund's advisory agreement.
Sub-Committees meet with portfolio           advisory fees for the Fund and the other
managers for their assigned funds and        AIM Funds are the result of years of         B. FUND PERFORMANCE
other members of management and review       review and negotiation between the
with these individuals the performance,      Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
investment objective(s), policies,           focus to a greater extent on certain         during the past one, three and five
strategies and limitations of these funds.   aspects of these arrangements in some        calendar years to the performance of funds
                                             years than others, and that the Trustees'    in the Fund's Lipper peer group that are
   In addition to their meetings             deliberations and conclusions in a           not managed by AIM, and against the
throughout the year, the Sub-Committees      particular year may be based in part on      performance of all funds in the Lipper
meet at designated contract renewal          their deliberations and conclusions of       Money Market Funds Index. The Board also
meetings each year to conduct an in-depth    these same arrangements throughout the       reviewed the methodology used by Lipper to
review of the performance, fees and          year and in prior years.                     identify the Fund's peers. The Board noted
expenses of their assigned funds. During                                                  that the Fund's performance was comparable
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       to the median performance of its peers for
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           the one year period, and below such
data regarding all the AIM Funds prepared                                                 performance for the three and five year
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     periods. The Board noted that the Fund's
under the direction and supervision of the   of the Senior Officer's independent          performance was comparable to the
independent Senior Officer who also          written evaluation, as well as a             performance of the Index for the one and
prepares a separate analysis of this         discussion of the material factors and       three year periods, and below such Index
information for the Trustees. Each           related conclusions that formed the basis    for the five year period. The Board also
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       considered the steps AIM has taken over
to the Investments Committee regarding the   advisory agreement. Unless otherwise         the last several years to improve the
performance, fees and                        stated, information set forth below is as    quality and efficiency of the services
                                             of June 27, 2007 and does not reflect any    that AIM provides to
                                             changes that

                                                                                                                         (continued)

AIM MONEY MARKET FUND

the AIM Funds. The Board concluded           Board also noted that the Fund shares           The Board considered the benefits
that AIM continues to be responsive          directly in economies of scale through       realized by AIM as a result of portfolio
to the Board's focus on fund                 lower fees charged by third party service    brokerage transactions executed through
performance. However, due to the Fund's      providers based on the combined size of      "soft dollar" arrangements. Under these
underperformance, the Board also concluded   all of the AIM Funds and affiliates.         arrangements, portfolio brokerage
that it would be appropriate for the Board                                                commissions paid by the Fund and/or other
to continue to closely monitor and review    E. PROFITABILITY AND FINANCIAL RESOURCES     funds advised by AIM are used to pay for
the performance of the Fund. Although the       OF AIM                                    research and execution services. The Board
independent written evaluation of the                                                     noted that soft dollar arrangements shift
Fund's Senior Officer (discussed below)      The Board reviewed information from AIM      the payment obligation for the research
only considered Fund performance through     concerning the costs of the advisory and     and executions services from AIM to the
the most recent calendar year, the Board     other services that AIM and its affiliates   funds and therefore may reduce AIM's
also reviewed more recent Fund performance   provide to the Fund and the profitability    expenses. The Board also noted that
and this review did not change their         of AIM and its affiliates in providing       research obtained through soft dollar
conclusions.                                 these services. The Board also reviewed      arrangements may be used by AIM in making
                                             information concerning the financial         investment decisions for the Fund and may
C. ADVISORY FEES AND FEE WAIVERS             condition of AIM and its affiliates. The     therefore benefit Fund shareholders. The
                                             Board also reviewed with AIM the             Board concluded that AIM's soft dollar
The Board compared the Fund's contractual    methodology used to prepare the              arrangements were appropriate. The Board
advisory fee rate to the contractual         profitability information. The Board         also concluded that, based on their review
advisory fee rates of funds in the Fund's    considered the overall profitability of      and representations made by AIM, these
Lipper peer group that are not managed by    AIM, as well as the profitability of AIM     arrangements were consistent with
AIM, at a common asset level and as of the   in connection with managing the Fund. The    regulatory requirements.
end of the past calendar year. The Board     Board noted that AIM continues to operate
noted that the Fund's advisory fee rate      at a net profit, although increased
was below the median advisory fee rate of    expenses in recent years have reduced the
its peers. The Board also reviewed the       profitability of AIM and its affiliates.
methodology used by Lipper and noted that    The Board concluded that the Fund's
the contractual fee rates shown by Lipper    advisory fees were fair and reasonable,
include any applicable long-term             and that the level of profits realized by
contractual fee waivers. The Board also      AIM and its affiliates from providing
compared the Fund's contractual advisory     services to the Fund was not excessive in
fee rate to the contractual advisory fee     light of the nature, quality and extent of
rates of other clients of AIM and its        the services provided. The Board
affiliates with investment strategies        considered whether AIM is financially
comparable to those of the Fund, including   sound and has the resources necessary to
two mutual funds advised by AIM and four     perform its obligations under the Fund's
Canadian funds advised by an AIM affiliate   advisory agreement, and concluded that AIM
and sub-advised by AIM. The Board noted      has the financial resources necessary to
that the Fund's rate was: (i) the same as    fulfill these obligations.
the rate for one of the mutual funds and
above the rate for the other mutual fund;    F. INDEPENDENT WRITTEN EVALUATION OF THE
and (ii) above the sub-advisory fee rate        FUND'S SENIOR OFFICER
and the advisory fee rate for one of the
Canadian funds and above or equal to the     The Board noted that, upon their
sub-advisory fee rates and below the         direction, the Senior Officer of the Fund,
advisory fee rates for the other three       who is independent of AIM and AIM's
Canadian funds.                              affiliates, had prepared an independent
                                             written evaluation to assist the Board in
   The Board noted that AIM has not          determining the reasonableness of the
proposed any advisory fee waivers or         proposed management fees of the AIM Funds,
expense limitations for the Fund. The        including the Fund. The Board noted that
Board concluded that it was not necessary    they had relied upon the Senior Officer's
at this time to discuss with AIM whether     written evaluation instead of a
to implement any such waivers or expense     competitive bidding process. In
limitations.                                 determining whether to continue the Fund's
                                             advisory agreement, the Board considered
   After taking account of the Fund's        the Senior Officer's written evaluation.
contractual advisory fee rate, as well as
the comparative advisory fee information     G. COLLATERAL BENEFITS TO AIM AND ITS
discussed above, the Board concluded that       AFFILIATES
the Fund's advisory fees were fair and
reasonable.                                  The Board considered various other
                                             benefits received by AIM and its
D. ECONOMIES OF SCALE AND BREAKPOINTS        affiliates resulting from AIM's
                                             relationship with the Fund, including the
The Board considered the extent to which     fees received by AIM and its affiliates
there are economies of scale in AIM's        for their provision of administrative,
provision of advisory services to the        transfer agency and distribution services
Fund. The Board also considered whether      to the Fund. The Board considered the
the Fund benefits from such economies of     performance of AIM and its affiliates in
scale through contractual breakpoints in     providing these services and the
the Fund's advisory fee schedule or          organizational structure employed by AIM
through advisory fee waivers or expense      and its affiliates to provide these
limitations. The Board noted that the        services. The Board also considered that
Fund's contractual advisory fee schedule     these services are provided to the Fund
includes one breakpoint and that the level   pursuant to written contracts which are
of the Fund's advisory fees, as a            reviewed and approved on an annual basis
percentage of the Fund's net assets, has     by the Board. The Board concluded that AIM
decreased as net assets increased because    and its affiliates were providing these
of the breakpoint. Based on this             services in a satisfactory manner and in
information, the Board concluded that the    accordance with the terms of their
Fund's advisory fees appropriately reflect   contracts, and were qualified to continue
economies of scale at current asset          to provide these services to the Fund.
levels. The

AIM Money Market Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Qualified Dividend Income*                               0%
         Corporate Dividends Received Deduction*                  0%




       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                         44.30%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2006, January 31, 2007, April 30, 2007 and July 31, 2007 were 99.93%, 99.96%, 99.96%, and 99.91%, respectively.

AIM Money Market Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); CompuDyne
                                             Corporation (provider of products and
                                             services to the public security market);
                                             and Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1990       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Money Market Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director, Vice
                                             President and General Counsel, Fund
                                             Management Company; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President and General Counsel, Liberty
                                             Financial Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Chief Investment Officer
                                             and Executive Vice President, AIM Funds
                                             Management Inc. d/b/a AIM Trimark
                                             Investments; Senior Vice President and
                                             Head of Equity Investments, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark--
                                             Formerly: Director, Trimark Trust and
                                             A I M Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., INVESCO
                                             Private Capital Investments, Inc.
                                             (holding company), INVESCO Private
                                             Capital, Inc. (registered investment
                                             advisor) and INVESCO Senior Secured
                                             Management, Inc. (registered investment
                                             advisor); and Vice President, A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management
                                             Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and
   postage.                                         033-39519.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after October 20, 2007, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
1. Log in to your account.                          recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
2. Click on the "Service Center" tab.
                                                    MKT-AR-1                    A I M Distributors, Inc.
3. Select "Register for eDelivery" and complete
   the consent process.                                                                                     [AIM INVESTMENTS LOGO]
                                                                                                           --REGISTERED TRADEMARK--
This AIM service is provided by AIM Investment
Services, Inc.

                             AIM MUNICIPAL BOND FUND
                  Annual Report to Shareholders o July 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Tax-Free Investment Grade

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   25
Notes to Financial Statements ............   28
Financial Highlights .....................   33
Auditor's Report .........................   37
Fund Expenses ............................   38
Approval of Advisory Agreement ...........   39
Tax Information ..........................   41
Trustees and Officers ....................   42

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

[GRAPHIC]  [GRAPHIC]   [GRAPHIC]
 [TARGET    [TARGET   [DIVERSIFIED
  RISK]    MATURITY]   PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM MUNICIPAL BOND FUND

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers
    [TAYLOR                                  questions you may have about your investment.
    PHOTO]
                                                Despite a significant, albeit short-lived, stock market sell-off in late
                                             February and early March--and a more severe stock market decline that began in
   Philip Taylor                             July--major stock market indexes in the United States and abroad generally performed well for the 12 months ended July 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas;
                                             strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money as easily, the economy tends to slow.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o    Domestic, global and international equity funds

                                             o    Taxable and tax-exempt fixed-income funds

                                             o    Allocation portfolios, with risk/return characteristics to match your needs

                                             o    AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             In conclusion

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals.
                                             We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.  A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

AIM MUNICIPAL BOND FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
                                             Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of
                                             AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has
                                             given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his
    [CROCKETT                                many contributions and wish him a long and happy future.
     PHOTO]
                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007,
Bruce L. Crockett                            we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email
                                             (bruce@brucecrockett.com) with your thoughts on the following:

                                                1)   How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2)   What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3)   Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses. Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

AIM MUNICIPAL BOND FUND

MANAGEMENT'S DISCUSSION                                                                      Since the protection of principal is
OF FUND PERFORMANCE                                                                       the paramount concern for this Fund, we
                                                                                          typically lean toward conservatism in
=======================================================================================   setting the Fund's duration, a measure of
PERFORMANCE SUMMARY                                                                       a fund's sensitivity to interest rate
                                                                                          changes. Keeping the duration relatively
AIM Municipal Bond Fund underperformed the Lehman Brothers Municipal Bond Index           short helps moderate the volatility of the
during the fiscal year ended July 31, 2007, primarily due to the Fund's larger            Fund's net asset value.
exposure to high quality, AAA-rated municipal securities, which underperformed
lower quality tax-exempt bonds. As of the close of the year, the 30-day                      In addition to limiting the risk to net
distribution rate at maximum offering price and the 30-day SEC yield at maximum           asset value (NAV) by managing duration, we
offering price for the Fund's Class A shares were 4.04% and 3.97%, respectively.          also control other forms of risk by
                                                                                          employing a strategy of laddered
   The Fund's long term performance appears later in this report.                         maturities in portfolio construction,
                                                                                          which allows us to reinvest the income at
FUND VS. INDEXES                                                                          prevailing interest rate levels. We also
                                                                                          diversify the Fund's holdings and impose
Total returns, 7/31/06-7/31/07, excluding applicable sales charges. If sales              credit quality requirements. We keep the
charges were included, returns would be lower.                                            Fund well diversified by bond sector and
                                                                                          issuer to reduce performance risk from any
Class A Shares                                                                   3.62%    one sector or issuer. We tend to select
Class B Shares                                                                   2.85     securities of very high credit quality.
Class C Shares                                                                   2.98
Investor Class Shares                                                            3.88     MARKET CONDITIONS AND YOUR FUND
Lehman Brothers Municipal Bond Index(1) (Broad Market and Style-Specific Index)  4.27
Lipper General Municipal Debt Funds Index(1) (Peer Group Index)                  3.90     The U.S. economy strengthened in the
                                                                                          second quarter of 2007 with gross domestic
SOURCE: (1)LIPPER INC.                                                                    product (GDP) expanding at a preliminary
                                                                                          4.0% annual rate, its highest level in the
=======================================================================================   last five quarters.(2) Growth was driven
                                                                                          by exports, government spending, business
HOW WE INVEST                                revenue bonds because we find that they      investment and commercial construction.
                                             offer a more predictable cash flow           Despite stronger than expected economic
To meet the Fund's objective of achieving    structure.                                   growth during the second quarter, real GDP
a high level of current income exempt                                                     growth over the last four quarters slowed
from federal income taxes, consistent           We believe that active management of      to a moderate rate.(2) By the end of July,
with the preservation of principal, we       the portfolio can have the additional        core inflation, as measured by the
invest the Fund's assets primarily in        benefit of providing competitive income in   Consumer Price Index (CPI),
investment-grade municipal securities,       all market environments. While we
including both revenue bonds (repaid from    typically hold bonds to maturity to avoid
revenues generated by the projects they      selling-related capital gains, we may sell                                  (continued)
fund) and general obligation bonds           a holding if we see a degradation in the
(repaid from the municipality's general      issuer's credit quality, to limit or
revenues). The majority of assets are        reduce exposure to a particular sector or
typically invested in                        issuer, or to shorten or lengthen the
                                             Fund's duration.
==========================================   =======================================================================================

PORTFOLIO COMPOSITION                        TOP FIVE FIXED INCOME HOLDINGS

By credit quality rating based on                                                                                           % OF NET
total investments                            ISSUER                                                     COUPON   MATURITY    ASSETS

AAA                                  78.0%   1. Petersburg (City of) Pollution Control                   5.40%    8/1/17      1.9%
AA                                    8.6    2. Massachusetts (State of) Development Finance Agency      6.00     5/15/59     1.2
A                                     8.1    3. New York & New Jersey (States of) Port Authority         6.13     6/1/94      1.1
BBB                                   3.5    4. Boston (City of) Water & Sewer Commission                5.25     11/1/19     1.1
B                                     1.0    5. Louisiana (State of) Local Government Environmental
NR                                    0.9        Facilities & Community Development Authority            6.55     9/1/25      1.1

Sources for credit quality rating:           Total Net Assets                                                        $554.83 million
Standard & Poor's, Moody's and Fitch         Total Number of Holdings                                                            362
                                             Average Credit Quality Rating                                                        AA
The Fund's holdings are subject to change,   Weighted Average Maturity                                                   14.18 years
and there is no assurance that the Fund      Average Duration                                                             5.44 years
will continue to hold any particular         =======================================================================================
security.
==========================================

AIM MUNICIPAL BOND FUND

excluding food and energy, slipped to a      over the second half of the year. As a       our fairly sizable exposure to the bonds
2.2% annualized food and energy, slipped     result, our yield curve structure of         of this state had no significant impact on
to a 2.2% annualized rate for the fiscal     maintaining a higher weight in long term     performance as they generally performed in
year, raising hopes that overall inflation   municipal securities had no significant      line with the Lehman Brothers Municipal
could ease.(3)                               impact on performance.                       Bond Index.

   Wrapping up a two-day meeting on June        In terms of our duration management          As always, we appreciate your continued
28, 2007, the U.S. Federal Reserve Bord      strategy, we continued to position the       participation in AIM Municipal Bond Fund.
(the Fed) reiterated its belief that         Fund with a shorter duration than that of
inflation still remained the greatest        its style-specific benchmark, remaining      Sources: (2) Bureau of Economic Analysis;
threat to the economy. As a result, the      cautious about absolute level of interest    (3) Bureau of Labor Statistics; (4) U.S.
Fed unanimously decided to hold the          rates and the shape of the yield curve. In   Federal Reserve Board; (5) Lehman Brothers
federal funds target rate at 5.25%, where    the final months of the fiscal year, the     Inc.; (6) Lehman Brothers Inc., U.S.
it has been since June 2006.(4)              tax-exempt yield curve slightly steepened,   Treasury
                                             but still maintained its relative flatness
   In the fixed income market, subprime      as the difference in yields between two-     THE VIEWS AND OPINIONS EXPRESSED IN
lending issues began to impact               and 30-year securities declined from 82      MANAGEMENT'S DISCUSSION OF FUND
credit-sensitive segments of the market,     basis points (0.82%) at the beginning of     PERFORMANCE ARE THOSE OF A I M ADVISORS,
including the high yield and bank loan       the fiscal year to 70 basis points at its    INC. THESE VIEWS AND OPINIONS ARE SUBJECT
markets. The magnitude of the problem was    end.(5) As such, our overall defensive       TO CHANGE AT ANY TIME BASED ON FACTORS
enhanced by a lack of liquidity, as          duration positioning had a slightly          SUCH AS MARKET AND ECONOMIC CONDITIONS.
lenders began demanding more stringent       negative impact on performance.              THESE VIEWS AND OPINIONS MAY NOT BE RELIED
terms and enhanced covenant protection                                                    UPON AS INVESTMENT ADVICE OR
from bond issuers. For the year, municipal      We continued to maintain a fairly         RECOMMENDATIONS, OR AS AN OFFER FOR A
bonds underperformed taxable fixed income    diversified portfolio, more recently         PARTICULAR SECURITY. THE INFORMATION IS
securities.(5) The high yield municipal      focusing our research and credit analysis    NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
bond market managed to finish the fiscal     on essential service revenue bonds issued    ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
year ahead of the tax-free investment        to finance projects in such industry         THE FUND. STATEMENTS OF FACT ARE FROM
grade market. However, the                   groups as hospitals, water and sewer, and    SOURCES CONSIDERED RELIABLE, BUT A I M
underperformance of the credit and           electric utilities. We believe that these    ADVISORS, INC. MAKES NO REPRESENTATION OR
mortgage sectors in July of 2007 finally     types of projects have less cash-flow risk   WARRANTY AS TO THEIR COMPLETENESS OR
affected municipal securities, causing       than those funded by general obligation      ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
high yield municipal bonds to                bonds as they are generally less affected    IS NO GUARANTEE OF FUTURE RESULTS, THESE
substantially underperform higher quality    by macroeconomic trends which can, in        INSIGHTS MAY HELP YOU UNDERSTAND OUR
municipal issues for the month.(5)           turn, cause large fluctuations in tax        INVESTMENT MANAGEMENT PHILOSOPHY.
                                             receipts. In addition, we remained
   The yield of the 10-year U.S. Treasury    invested in different types of insured       See important Fund and index disclosures
note, a key benchmark that influences        bonds. Insured securities and revenue        later in this report.
nearly all long-term interest rates,         bonds were the top performing municipal
including home mortgages, reached its        bond asset classes for the fiscal year,                 Richard A. Berry
five-year high point of 5.26% in June of     resulting in positive contribution to Fund   [BERRY     Chartered Financial Analyst,
2007. However, by the end of July 2007,      performance.                                 PHOTO]     senior portfolio manager, is
interest rates across all maturity ranges                                                            co-manager of AIM Municipal
declined, with the yields of 10-year            We remained committed to our                         Bond Fund. Mr. Berry joined
Treasury and 10-year high grade municipal    conservative approach in managing the        AIM in 1987 and has been in the investment
securities closing at 4.78% and 3.97%,       Fund's assets, seeking investment            industry since 1968. He has served as
respectively, as demand for safer U.S.       opportunities in                             president and director of the Dallas
government bonds and higher credit quality   higher-rated/higher-coupon municipal bonds   Association of Investment Analysts,
municipal securitiess increased.(6)          which, in general, exhibit lower price       chairman of the board of regents of the
                                             volatility. During the year, the Fund held   Financial Analysis Seminar and a trustee
   New issue supply remained relatively      a significant portion of its assets in       of Lancaster Independent School District.
high, with the year-to-date total volume     AAA-rated bonds. However, as lower-rated     He earned a B.B.A. and M.B.A. from Texas
through July 31 standing at $260.6           municipal bonds outperformed higher          Christian University.
billion, which was 25.8% higher than the     quality issues over the year, the Fund's
first seven months in 2006.(5)               significant exposure to higher quality                  Stephen D. Turman
                                             securities had a negative impact on          [TURMAN    Chartered Financial Analyst,
   During the year, we primarily focused     relative performance.                        PHOTO]     senior portfolio
on longer-term municipal securities, as                                                              manager, is co-manager of AIM
their yields have been attractive on a          Regarding the Fund's state specific       Municipal Bond Fund. Mr. Turman began his
tax-equivalent basis. While long-term        distribution strategy, it had a large        career in the investment business in 1983
tax-exempt bonds outperformed shorter term   weighting in municipal bonds issued in       and joined AIM in 1985. Prior to joining
municipal issues during the first part of    Texas. However,                              AIM, he worked in institutional sales. Mr.
the fiscal year, short maturity/short                                                     Turman earned a B.B.A. in finance from the
duration bonds performed well                                                             University of Texas at Arlington.

                                                                                          Assisted by the Municipal Bond Team


AIM MUNICIPAL BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            of taxes a shareholder would pay on Fund     the dollar value of an investment, is
comparable future results.                   distributions or sale of Fund shares.        constructed with each segment representing
                                             Performance of the indexes does not          a percent change in the value of the
   The data shown in the chart include       reflect the effects of taxes.                investment. In this chart, each segment
reinvested distributions, applicable sales                                                represents a doubling, or 100% change, in
charges, Fund expenses and management           This chart, which is a logarithmic        the value of the investment. In other
fees. Index results include reinvested       chart, presents the fluctuations in the      words, the space between $5,000 and
dividends, but they do not reflect sales     value of the Fund and its indexes. We        $10,000 is the same size as the space
charges. Performance of an index of funds    believe that a logarithmic chart is more     between $10,000 and $20,000.
reflects fund expenses and management        effective than other types of charts in
fees; performance of a market index does     illustrating changes in value during the
not. Performance shown in the chart and      early years shown in the chart. The
table(s) does not reflect deduction          vertical axis, the one that indicates

====================================================================================================================================

Continued from page 8

managers, of the length of time until the    o The Chartered Financial
average security in a bond fund will         Analyst --REGISTERED TRADEMARK--
mature or be redeemed by its issuer. Both    (CFA --REGISTERED TRADEMARK--) designation
measures take into account mortgage          is a globally recognized standard for
prepayments, puts, adjustable coupons and    measuring the competence and integrity of
potential call dates.                        investment professionals.

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND AND INDEX DATA FROM 7/31/97

         AIM MUNICIPAL    LEHMAN BROTHERS   LIPPER GENERAL
           BOND FUND       MUNICIPAL BOND   MUNICIPAL DEBT
 DATE   -CLASS A SHARES       INDEX(1)      FUNDS INDEX(1)
-----   ---------------   ---------------   --------------

 7/97        $ 9525            $10000           $10000        2/03         12371             13975            13235
 8/97          9475              9906             9886        3/03         12342             13983            13213
 9/97          9562             10024            10010        4/03         12466             14076            13332
10/97          9613             10088            10077        5/03         12757             14405            13650
11/97          9654             10148            10134        6/03         12729             14344            13579
12/97          9765             10296            10299        7/03         12284             13842            13116
 1/98          9853             10402            10398        8/03         12361             13946            13213
 2/98          9859             10405            10398        9/03         12686             14356            13601
 3/98          9864             10414            10408       10/03         12639             14283            13552
 4/98          9847             10367            10345       11/03         12764             14432            13705
 5/98          9960             10531            10513       12/03         12874             14552            13818
 6/98          9990             10573            10551        1/04         12968             14635            13864
 7/98         10020             10599            10571        2/04         13157             14855            14082
 8/98         10134             10763            10736        3/04         13094             14803            14001
 9/98         10225             10897            10864        4/04         12776             14453            13687
10/98         10231             10897            10824        5/04         12712             14400            13643
11/98         10262             10935            10860        6/04         12761             14453            13689
12/98         10280             10963            10879        7/04         12921             14643            13856
 1/99         10398             11093            10998        8/04         13147             14937            14116
 2/99         10354             11045            10936        9/04         13229             15016            14197
 3/99         10373             11060            10941       10/04         13343             15145            14311
 4/99         10391             11087            10971       11/04         13245             15020            14205
 5/99         10348             11023            10893       12/04         13441             15204            14389
 6/99         10215             10865            10720        1/05         13574             15346            14531
 7/99         10246             10904            10740        2/05         13527             15295            14494
 8/99         10150             10817            10612        3/05         13446             15198            14385
 9/99         10142             10821            10584        4/05         13646             15438            14609
10/99         10033             10704            10437        5/05         13748             15547            14723
11/99         10115             10818            10536        6/05         13817             15643            14814
12/99         10030             10737            10436        7/05         13769             15573            14761
 1/00          9984             10691            10352        8/05         13905             15730            14912
 2/00         10067             10815            10499        9/05         13772             15624            14806
 3/00         10229             11051            10729       10/05         13689             15529            14717
 4/00         10195             10986            10656       11/05         13777             15604            14784
 5/00         10161             10929            10584       12/05         13895             15738            14922
 6/00         10352             11218            10857        1/06         13910             15780            14962
 7/00         10463             11374            11008        2/06         14012             15886            15079
 8/00         10589             11550            11182        3/06         13924             15777            14992
 9/00         10554             11490            11112        4/06         13939             15771            14979
10/00         10641             11615            11228        5/06         13989             15841            15054
11/00         10686             11703            11302        6/06         13935             15782            14994
12/00         10896             11992            11594        7/06         14089             15970            15176
 1/01         10956             12111            11681        8/06         14279             16207            15402
 2/01         11003             12149            11735        9/06         14382             16319            15509
 3/01         11091             12258            11834       10/06         14450             16422            15609
 4/01         11012             12125            11668       11/06         14571             16558            15740
 5/01         11099             12256            11801       12/06         14514             16500            15683
 6/01         11173             12338            11900        1/07         14475             16458            15652
 7/01         11330             12521            12087        2/07         14669             16675            15839
 8/01         11487             12727            12305        3/07         14593             16633            15799
 9/01         11363             12684            12203        4/07         14644             16683            15848
10/01         11493             12835            12331        5/07         14568             16609            15780
11/01         11424             12727            12205        6/07         14491             16523            15693
12/01         11312             12607            12075        7/07         14606             16651            15768
 1/02         11486             12825            12263
 2/02         11618             12980            12412
 3/02         11432             12725            12176
 4/02         11608             12974            12398
 5/02         11669             13053            12475
 6/02         11759             13191            12594
 7/02         11879             13361            12756
 8/02         11984             13521            12881
 9/02         12208             13817            13156
10/02         11987             13588            12876
11/02         11974             13532            12829
12/02         12246             13817            13117
 1/03         12218             13782            13036
====================================================================================================================================
                                                                                                              Source: (1)Lipper Inc.

AIM MUNICIPAL BOND FUND

====================================================================================================================================
As of 7/31/07, including applicable sales charges                 As of 6/30/07, the most recent calendar quarter-end, including applicable sales charges

                                                 AFTER TAXES ON                                                    AFTER TAXES ON
                                     AFTER        DISTRIBUTIONS                                        AFTER        DISTRIBUTIONS
                        BEFORE      TAXES ON       AND SALE OF                            BEFORE      TAXES ON       AND SALE OF
                         TAXES   DISTRIBUTIONS     FUND SHARES                             TAXES   DISTRIBUTIONS     FUND SHARES

CLASS A SHARES                                                    CLASS A SHARES
Inception (3/28/77)      5.97%        5.72%           5.74%       Inception (3/28/77)      5.96%        5.71%           5.73%
10 Years                 3.86         3.86            3.96        10 Years                 3.96         3.96            4.06
5 Years                  3.21         3.21            3.38        5 Years                  3.26         3.26            3.43
1 Year                  -1.32        -1.32            0.57        1 Year                  -0.99        -0.99            0.80

CLASS B SHARES                                                    CLASS B SHARES
Inception (9/1/93)       4.06%        4.02%           4.08%       Inception (9/1/93)       4.03%        3.99%           4.06%
10 Years                 3.73         3.73            3.78        10 Years                 3.85         3.84            3.89
5 Years                  3.09         3.09            3.20        5 Years                  3.15         3.15            3.25
1 Year                  -2.12        -2.12           -0.15        1 Year                  -1.88        -1.88            0.02

CLASS C SHARES                                                    CLASS C SHARES
Inception (8/4/97)       3.60%        3.59%           3.65%       Inception (8/4/97)       3.56%        3.55%           3.62%
5 Years                  3.45         3.45            3.50        5 Years                  3.53         3.53            3.57
1 Year                   1.98         1.98            2.52        1 Year                   2.24         2.23            2.69

INVESTOR CLASS SHARES                                             INVESTOR CLASS SHARES
10 Years                 4.42%        4.42            4.47        10 Years                 4.53%        4.52%           4.57%
5 Years                  4.33         4.33            4.38        5 Years                  4.39         4.39            4.44
1 Year                   3.88         3.88            4.08        1 Year                   4.14         4.14            4.26
====================================================================================================================================

INVESTOR CLASS SHARES' INCEPTION DATE IS        THE TOTAL ANNUAL FUND OPERATING EXPENSE      THE PERFORMANCE OF THE FUND'S SHARE
SEPTEMBER 30, 2003. RETURNS SINCE THAT       RATIO SET FORTH IN THE MOST RECENT FUND      CLASSES WILL DIFFER PRIMARILY DUE TO
DATE ARE HISTORICAL RETURNS. ALL OTHER       PROSPECTUS AS OF THE DATE OF THIS REPORT     DIFFERENT SALES CHARGE STRUCTURES AND
RETURNS ARE BLENDED RETURNS OF HISTORICAL    FOR CLASS A, CLASS B, CLASS C AND INVESTOR   CLASS EXPENSES.
INVESTOR CLASS SHARE PERFORMANCE AND         CLASS SHARES WAS 0.86%, 1.61%, 1.61% AND
RESTATED CLASS A SHARE PERFORMANCE (FOR      0.72%, RESPECTIVELY. THE EXPENSE RATIOS         AFTER-TAX RETURNS ARE CALCULATED USING
PERIODS PRIOR TO THE INCEPTION DATE OF       PRESENTED ABOVE MAY VARY FROM THE EXPENSE    THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL
INVESTOR CLASS SHARES) AT NET ASSET VALUE    RATIOS PRESENTED IN OTHER SECTIONS OF THIS   MARGINAL INCOME TAX RATE. THEY DO NOT
AND REFLECT THE RULE 12B-1 FEES APPLICABLE   REPORT THAT ARE BASED ON EXPENSES INCURRED   REFLECT THE EFFECT OF STATE AND LOCAL
TO CLASS A SHARES. CLASS A SHARES'           DURING THE PERIOD COVERED BY THIS REPORT.    TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON
INCEPTION DATE IS MARCH 28, 1977.                                                         THE INVESTOR'S TAX SITUATION AND MAY
                                                CLASS A SHARE PERFORMANCE REFLECTS THE    DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS
   THE PERFORMANCE DATA QUOTED REPRESENT     MAXIMUM 4.75% SALES CHARGE, AND CLASS B      SHOWN ARE NOT RELEVANT TO INVESTORS WHO
PAST PERFORMANCE AND CANNOT GUARANTEE        AND CLASS C SHARE PERFORMANCE REFLECTS THE   HOLD THEIR SHARES IN TAX-DEFERRED ACCOUNTS
COMPARABLE FUTURE RESULTS; CURRENT           APPLICABLE CONTINGENT DEFERRED SALES         SUCH AS 401(K)S OR IRAS.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
VISIT AIMINVESTMENTS.COM FOR THE MOST        CDSC ON CLASS B SHARES DECLINES FROM 5%
RECENT MONTH-END PERFORMANCE. PERFORMANCE    BEGINNING AT THE TIME OF PURCHASE TO 0% AT   ==========================================
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    THE BEGINNING OF THE SEVENTH YEAR. THE       FOR A DISCUSSION OF THE RISKS OF INVESTING
CHANGES IN NET ASSET VALUE AND THE EFFECT    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST   IN YOUR FUND AND INDEXES USED IN THIS
OF THE MAXIMUM SALES CHARGE UNLESS           YEAR AFTER PURCHASE. INVESTOR CLASS SHARES   REPORT, PLEASE TURN THE PAGE.
OTHERWISE STATED. INVESTMENT RETURN AND      DO NOT HAVE A FRONT-END SALES CHARGE OR A    ==========================================
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   CDSC; THEREFORE, PERFORMANCE IS AT NET
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        ASSET VALUE.
SHARES.

AIM MUNICIPAL BOND FUND

AIM MUNICIPAL BOND FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH THE PRESERVATION OF PRINCIPAL.

o Unless otherwise stated, information presented in this report is as of July 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          istrative regulations, voter initiatives     financial reporting purposes, and as such,
                                             and the economics of the regions in which    the net asset values for shareholder
o Class B shares are not available as an     the issuers in which the Fund invests are    transactions and the returns based on
investment for retirement plans maintained   located.                                     those net asset values may differ from the
pursuant to Section 401 of the Internal                                                   net asset values and returns reported in
Revenue Code, including 401(k) plans,        o Reinvestment risk is the risk that a       the Financial Highlights.
money purchase pension plans and profit      bond's cash flows will be reinvested at an
sharing plans. Plans that had existing       interest rate below that on the original     o Industry classifications used in this
accounts invested in Class B shares prior    bond.                                        report are generally according to the
to September 30, 2003, will continue to be                                                Global Industry Classification Standard,
allowed to make additional purchases.        ABOUT INDEXES USED IN THIS REPORT            which was developed by and is the
                                                                                          exclusive property and a service mark of
o Investor Class shares are closed to most   o The LEHMAN BROTHERS MUNICIPAL BOND INDEX   Morgan Stanley Capital International Inc.
investors. For more information on who may   covers municipal bonds with a minimum        and Standard & Poor's.
continue to invest in Investor Class         credit rating of Baa, an outstanding par
shares, please see the prospectus.           value of at least $5 million and issued as   o Revenue bonds are issued to finance
                                             a part of a transaction of at least $50      public-works projects and are supported
PRINCIPAL RISKS OF INVESTING IN THE FUND     million USD. The bonds must have been        directly by the project's revenues.
                                             issued after December 31, 1990, and have a   General obligation (GO) bonds are backed
o Credit risk is the risk of loss on an      remaining maturity of at least one year.     by the full faith and credit (including
investment due to the deterioration of an                                                 the taxing and further borrowing power) of
issuer's financial health. Such a            o The LIPPER GENERAL MUNICIPAL DEBT FUNDS    a state or municipality. Revenue bonds
deterioration of financial health may        INDEX is an equally weighted                 often are considered more attractive,
result in a reduction of the credit rating   representation of the largest funds in the   since many public-works projects (water
of the issuer's securities and may lead to   Lipper General Municipal Debt Fund Funds     and sewer improvements, for example) are
the issuer's inability to honor its          category. These funds invest primarily in    necessities, and demand for them remains
contractual obligations, including making    Municipal debt issues rated in the top       constant regardless of economic
timely payment of interest and principal.    four credit ratings.                         conditions. Shareholders may benefit from
                                                                                          their consistent income in the event of an
o Interest rate risk refers to the risk      o The Fund is not managed to track the       economic slowdown. Escrowed and
that bond prices generally fall as           performance of any particular index,         pre-refunded bonds are bonds whose
interest rates rise; conversely, bond        including the indexes defined here, and      repayment is guaranteed by the funds from
prices generally rise as interest rates      consequently, the performance of the Fund    a second bond issue, which are usually
fall.                                        may deviate significantly from the           invested in U.S. Treasury bonds.
                                             performance of the index.
o There is no guarantee that the                                                          o The average credit quality of the Fund's
investment techniques and risk analyses      o A direct investment cannot be made in an   holdings as of the close of the reporting
used by the Fund's portfolio managers will   index. Unless otherwise indicated, index     period represents the weighted average
produce the desired results.                 results include reinvested dividends, and    quality rating of the securities in the
                                             they do not reflect sales charges.           portfolio as assigned by Nationally
o The prices of securities held by the       Performance of an index of funds reflects    Recognized Statistical Rating
Fund may decline in response to market       fund expenses; performance of a market       Organizations based on assessment of the
risks.                                       index does not.                              credit quality of the individual
                                                                                          securities.
o The value of, payment of interest on,      OTHER INFORMATION
repayment of principal for and the ability                                                o Effective duration is a measure, as
of the Fund to sell a municipal security     o The returns shown in management's          estimated by a fund's portfolio managers,
may be affected by constitutional            discussion of Fund performance are based     of a bond fund's price sensitivity to
amendments, legislative enactments,          on net asset values calculated for           changes in interest rates. Weighted
executive orders, admin-                     shareholder transactions. Generally          average effective maturity is a measure,
                                             accepted accounting principles require       as estimated by the fund's portfolio
                                             adjustments to be made to the net assets
                                             of the Fund at period end for                Continued on page 6
=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                       AMBDX
=======================================================================================   Class B Shares                       AMBBX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class C Shares                       AMBCX
                                                                                          Investor Class Shares                AMBIX
AIMINVESTMENTS.COM                                                                        ==========================================

AIM Municipal Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2007


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.43%

ALABAMA-2.18%

Alabama (State of) Agricultural & Mechanical
  University Series 2007, Refunding & Capital
  Improvement RB (INS-Ambac Assurance Corp.)
  5.00%, 11/01/22(b)(c)                         --      Aaa      $1,050     $  1,100,264
----------------------------------------------------------------------------------------
Alabama (State of) Public School & College
  Authority; Series 1999 C, Capital
  Improvement RB 5.75%, 07/01/17(b)             AA      Aa2       1,400        1,467,760
----------------------------------------------------------------------------------------
Baldwin (County of); Series 2006 A, Unlimited
  Tax GO Wts.(INS-XL Capital Assurance Inc.)
  5.00%, 01/01/21(b)(c)                        AAA      Aaa       1,490        1,566,124
----------------------------------------------------------------------------------------
Birmingham (City of) Special Care Facilities
  Financing Authority (Children's Hospital of
  Alabama); Series 2002, Health Care Facility
  RB (INS-Ambac Assurance Corp.) 5.38%,
  06/01/23(b)(c)                               AAA      Aaa       1,500        1,573,530
----------------------------------------------------------------------------------------
Homewood (City of) Series 2007, Unlimited Tax
  GO Wts. (INS- Financial Security Assurance
  Inc.)
  4.25%, 09/01/24(b)(c)                        AAA      Aaa       2,000        1,933,840
----------------------------------------------------------------------------------------
Homewood (City of); Series 2007, Unlimited
  Tax Capital Appreciation
  GO Wts. (INS-Financial Security Assurance
  Inc.) 4.85%, 09/01/36(b)(c)(d)               AAA      Aaa       1,000          235,190
----------------------------------------------------------------------------------------
Jefferson (County of); Series 2000,
  School Limited Obligation Wts.
  (INS-Financial Security Assurance Inc.)
  5.50%, 02/15/20(b)(c)                        AAA      Aaa       1,250        1,295,037
----------------------------------------------------------------------------------------
  Series 2001 A,
  Capital Improvement Sewer Revenue Wts.
  5.00%, 02/01/11(b)(e)(f)                     AAA      Aaa         775          811,441
----------------------------------------------------------------------------------------
Lauderdale (County of) & Florence (City of)
  Health Care Authority (Coffee Health
  Group); Series 2000 A, RB (INS-MBIA
  Insurance Corp.) 6.00%, 07/01/29(b)(c)       AAA      Aaa       1,000        1,069,650
----------------------------------------------------------------------------------------
University of Alabama; Series 2004 A, RB
  (INS-MBIA Insurance Corp.) 5.00%,
  07/01/29(b)(c)                               AAA      Aaa       1,000        1,034,780
========================================================================================
                                                                              12,087,616
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


ALASKA-0.55%

Alaska (State of) Housing Finance Corp.
  (State Building Lease); Series 1999, RB
  5.75%, 04/01/10(b)(e)(f)                     AAA      Aaa      $2,000     $  2,099,260
----------------------------------------------------------------------------------------
Alaska (State of) Municipal Bond Bank
  Authority; Series 2007 2, GO (INS-Ambac
  Assurance Corp.) 4.50%, 12/01/26(b)(c)       AAA      Aaa       1,000          975,970
========================================================================================
                                                                               3,075,230
========================================================================================

AMERICAN SAMOA-0.24%

American Samoa (Territory of); Series 2000,
  Refunding Unlimited Tax GO (INS-ACA
  Financial Guaranty Corp.) 6.00%,
  09/01/08(b)(c)                                 A       --       1,280        1,306,688
========================================================================================

ARIZONA-0.19%

Phoenix (City of) Civic Improvement Corp.
  (Waste Water System); Series 2000, Jr. Lien
  RB (INS-Financial Guaranty Insurance Co.)
  5.70%, 07/01/08(b)(c)                        AAA      Aaa       1,055        1,073,410
========================================================================================

ARKANSAS-0.55%

Baxter (County of); Series 2007,
  Refunding Hospital RB 4.63%, 09/01/28(b)     BBB     Baa2         500          470,755
----------------------------------------------------------------------------------------
  5.00%, 09/01/26(b)                           BBB     Baa2       1,000          991,460
----------------------------------------------------------------------------------------
North Little Rock (City of) Health Facilities
  Board (Baptist Health); Series 2001, Health
  Care RB
  5.70%, 07/01/22(b)                            A+       --         500          513,405
----------------------------------------------------------------------------------------
Van Buren (County of) Public Facilities
  Board; Series 2000, Refunding &
  Construction Sales & Use Tax RB (INS-Ambac
  Assurance Corp.) 5.60%, 12/01/25(b)(c)        --      Aaa       1,000        1,049,010
========================================================================================
                                                                               3,024,630
========================================================================================

CALIFORNIA-5.57%

ABAG Finance Authority for Non-Profit Corps.
  (Lincoln Glen Manor for Senior Citizens);
  Series 2000, COP (CEP-Cal-Mortgage) 6.10%,
  02/15/25(b)                                   A+       --       1,000        1,022,780
----------------------------------------------------------------------------------------
ABAG Finance Authority for Non-Profit Corps.
  (Lytton Gardens Inc.); Series 1999, COP
  (CEP-Cal-Mortgage)                            A+       --       1,585        1,619,426
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

ABAG Finance Authority for Non-Profit Corps.
  (Odd Fellows Home of California); Series
  1999, COP (CEP-Cal-Mortgage) 6.00%,
  08/15/24(b)                                   A+       --      $1,000     $  1,011,710
----------------------------------------------------------------------------------------
Bell (City of) Community Housing Authority;
  Series 2005,
  Refunding Lease RB
  (INS-Ambac Assurance Corp.)
  5.00%, 10/01/30(b)(c)                        AAA       --       1,000        1,026,900
----------------------------------------------------------------------------------------
Big Bear Lake (City of); Series 1996,
  Refunding Water RB (INS-MBIA Insurance
  Corp.) 6.00%, 04/01/22(b)(c)                 AAA      Aaa       2,000        2,309,740
----------------------------------------------------------------------------------------
California (State of),
  Series 2007 Refunding Unlimited Tax GO
  4.50%, 08/01/30(b)                            A+       A1       2,500        2,386,200
----------------------------------------------------------------------------------------
  Series 2003 Unlimited Tax GO (INS-Ambac
  Assurance Corp.) 5.00%, 02/01/33(b)(c)       AAA      Aaa       2,445        2,517,665
----------------------------------------------------------------------------------------
California (State of) Department of Water
  Resources; Series 2002 A, Power Supply RB
  5.38%, 05/01/12(b)(e)(f)                     NRR      Aaa       1,000        1,078,350
----------------------------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A, RB 6.05%, 03/01/11(b)          --     Baa3       1,350        1,425,209
----------------------------------------------------------------------------------------
Contra Costa (County of) Water District;
  Series 2007 O, Refunding RB (INS-Ambac
  Assurance Corp.) 5.00%, 10/01/25(b)(c)       AAA      Aaa       1,910        2,017,399
----------------------------------------------------------------------------------------
Dinuba (City of) Redevelopment Agency (Merged
  City Redevelopment Project No. 2); Series
  2005, Refunding Tax Allocation RB
  (INS-Ambac Assurance Corp.) 5.00%,
  09/01/34(b)(c)                               AAA      Aaa       1,000        1,027,380
----------------------------------------------------------------------------------------
El Cajon (City of) Redevelopment Agency (El
  Cajon Redevelopment Project); Series 2007,
  Tax Allocation RB (INS-Ambac Assurance
  Corp.) 4.25%, 10/01/30(b)(c)                 AAA      Aaa       1,000          938,190
----------------------------------------------------------------------------------------
El Centro (City of) Financing Authority;
  Series 2006 A, Water RB (INS-Financial
  Security Assurance Inc.) 5.00%,
  10/01/26(b)(c)                               AAA      Aaa       2,000        2,084,960
----------------------------------------------------------------------------------------
Evergreen Elementary School District; Series
  2007 A, Unlimited Tax GO (INS-Financial
  Security Assurance Inc.)
  4.38%, 08/01/28(b)(c)                        AAA      Aaa       1,700        1,631,150
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

CALIFORNIA-(CONTINUED)

Folsom (City of) Public Financing Authority;
  Series 2007 A, Special Obligation Tax RB
  (INS-Ambac Assurance Corp.) 5.00%,
  09/01/28(b)(c)                               AAA       --      $1,000     $  1,042,590
----------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency (California
  Toll Road Project); Series 1995 A, Sr. Lien
  RB 6.00%, 01/01/10(b)(e)(f)                  AAA      Aaa         400          421,304
----------------------------------------------------------------------------------------
Golden State Tobacco Securitization Corp.;
  Series 2007 A-1, Sr. Asset-Backed Tobacco
  Settlement RB 5.00%, 06/01/33(b)             BBB     Baa3       1,000          934,010
----------------------------------------------------------------------------------------
Lincoln (City of) Public Financing Authority;
  Series 2007 A, Special Obligation Tax RB
  (INS-Ambac Assurance Corp.) 4.38%,
  09/01/28(b)(c)                               AAA      Aaa       1,500        1,437,120
----------------------------------------------------------------------------------------
Montclair (City of) Financing Authority
  (Public Facilities Project); Series 2005,
  Lease RB (INS-Ambac Assurance Corp.) 4.60%,
  10/01/25(b)(c)                               AAA       --       1,150        1,156,210
----------------------------------------------------------------------------------------
Sacramento (City of) Financing Authority
  (Convention Center Hotel); Series 1999 A,
  Sr. RB 6.25%, 01/01/30(b)(g)                  --       --         660          668,026
----------------------------------------------------------------------------------------
San Lorenzo (City of) Unified School District
  (Alameda County); Series 2007 B, Unlimited
  Tax GO (INS-Financial Guaranty Corp.)
  4.40%, 08/01/28(b)(c)                        AAA      Aaa       1,055        1,014,414
----------------------------------------------------------------------------------------
Saugus (City of) Union School District;
  Series 2005 B, Unlimited Tax GO
  5.00%, 08/01/15(b)(e)(f)                     AAA      Aaa       2,000        2,151,280
========================================================================================
                                                                              30,922,013
========================================================================================

COLORADO-3.88%

Aurora (City of); Series 2000, Public
  Improvement COP 5.50%, 12/01/10(b)(e)(f)     AAA      Aaa       3,330        3,508,388
----------------------------------------------------------------------------------------
Boulder (County of); Series 2005 A, Open
  Space Capital Improvement Trust Fund RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 01/01/24(b)(c)                        AAA      Aaa       4,145        4,338,033
----------------------------------------------------------------------------------------
Colorado (State of) E-470 Public Highway
  Authority; Series 2000 A, Sr. RB
  5.75%, 09/01/10(b)(e)(f)                     AAA      Aaa       1,000        1,074,220
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Peak to Peak
  Project); Series 2004, Charter School
  Refunding & Improvement RB (INS-XL Capital
  Assurance Inc.) 5.25%, 08/15/24(b)(c)        AAA      Aaa      $1,000     $  1,067,750
----------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Exempla Inc.); Series 2002 A RB
  5.50%, 01/01/23(b)                            A-       A1       2,850        2,964,598
----------------------------------------------------------------------------------------
  5.63%, 01/01/33(b)                            A-       A1       2,000        2,067,140
----------------------------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Series 2004 A, Refunding Health Care RB
  6.25%, 12/01/14(b)(e)(f)                     NRR      NRR         750          856,215
----------------------------------------------------------------------------------------
Meridian Metropolitan District; Series 2001
  B, Refunding & Improvement Unlimited Tax GO
  (INS-Radian Asset Assurance, Inc.)
  5.00%, 12/01/25(b)(c)                         AA       --       1,000        1,014,300
----------------------------------------------------------------------------------------
MidCities Metropolitan District No. 2; Series
  2006, Refunding & Improvement Unlimited Tax
  GO (INS-Radian Asset Assurance, Inc.)
  5.13%, 12/01/30(b)(c)                         AA       --       2,000        2,055,860
----------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Series 2001 A, Sr. RB (INS-Financial
  Security Assurance Inc.)
  5.25%, 06/15/41(b)(c)                        AAA      Aaa       1,000        1,046,630
----------------------------------------------------------------------------------------
Superior (City of) Metropolitan District No.
  1; Series 2006, Refunding RB (INS-Ambac
  Assurance Corp.) 5.00%, 12/01/23(b)(c)       AAA      Aaa       1,450        1,525,516
========================================================================================
                                                                              21,518,650
========================================================================================

CONNECTICUT-2.22%

Connecticut (State of) (Bradley International
  Airport); Series 2000 A,
  Special Obligation Parking RB (INS-ACA
  Financial Guaranty Corp.)
  6.60%, 07/01/24(b)(c)(h)                       A       --       1,250        1,336,387
----------------------------------------------------------------------------------------
Connecticut (State of) (Transportation
  Infrastructure); Series 1991 B,
  Special Obligation Tax RB 6.50%,
  10/01/10(b)                                   AA       A1         530          571,393
----------------------------------------------------------------------------------------
  6.50%, 10/01/12(b)                            AA       A1       1,500        1,680,630
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Connecticut (State of) Area Cooperative
  Educational Services (Staff
  Development/Administration Facilities);
  Series 1999, Unlimited Tax GO (INS-ACA
  Financial Guaranty Corp.) 5.63%,
  07/15/19(b)(c)                                 A       --      $1,060     $  1,076,854
----------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Bridgeport Hospital);
  Series 1992 A, RB (INS-MBIA Insurance
  Corp.) 6.63%, 07/01/18(b)(c)                 AAA      Aaa         500          500,620
----------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
  Facilities Authority (Loomis Chaffee
  School); Series 2001 D, RB 5.25%,
  07/01/11(b)(e)(f)                            NRR      NRR       1,000        1,060,080
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Group Home Mortgage); Series
  2000 GH-5, Special Obligation RB (INS-Ambac
  Assurance Corp.) 5.85%, 06/15/30(b)(c)       AAA      Aaa         500          522,975
----------------------------------------------------------------------------------------
Connecticut (State of) Housing Finance
  Authority (Housing Mortgage Finance
  Program); Series 1998 C, RB
  5.50%, 11/15/35(b)(h)                        AAA      Aaa       1,775        1,806,542
----------------------------------------------------------------------------------------
  Series 1996 C-1, RB
  6.30%, 11/15/17(b)                           AAA      Aaa       1,015        1,027,961
----------------------------------------------------------------------------------------
New Britain (City of); Series 1992, Unlimited
  Tax GO (INS-MBIA Insurance Corp.) 6.00%,
  02/01/11(b)(c)                               AAA      Aaa         400          428,812
----------------------------------------------------------------------------------------
North Canaan (City of); Series 1991 Unlimited
  Tax GO 6.50%, 01/15/10(b)                     --       A3         125          132,491
----------------------------------------------------------------------------------------
  6.50%, 01/15/11(b)                            --       A3         125          135,855
----------------------------------------------------------------------------------------
Somers (City of); Series 1990, Unlimited Tax
  GO 6.00%, 12/01/10(b)                         --       A1         190          202,206
----------------------------------------------------------------------------------------
University of Connecticut;
  Series 2000 A, Student Fee RB 6.00%,
  11/15/10(b)(e)(f)                            NRR      NRR       1,325        1,427,078
----------------------------------------------------------------------------------------
Westbrook (City of); Series 1992, Unlimited
  Tax GO (INS-MBIA Insurance Corp.) 6.40%,
  03/15/10(b)(c)                               AAA      Aaa         380          404,761
========================================================================================
                                                                              12,314,645
========================================================================================

DELAWARE-0.05%

Delaware (State of) Economic Development
  Authority (Osteopathic Hospital
  Association); Series 1993 A, RB 6.75%,
  01/01/13(b)(f)                               NRR      Aaa         250          272,205
========================================================================================

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA-0.42%

District of Columbia (George Washington
  University); Series 2001 A, RB (INS-MBIA
  Insurance Corp.) 5.13%, 09/15/31(b)(c)       AAA      Aaa      $1,000     $  1,028,120
----------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
  School); Series 1999, RB (INS-Financial
  Security Assurance Inc.) 5.38%,
  07/01/19(b)(c)                               AAA      Aaa       1,055        1,091,967
----------------------------------------------------------------------------------------
District of Columbia (Mandarin Oriental Hotel
  Project); Series 2002, Tax Increment RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 07/01/22(b)(c)                        AAA      Aaa         200          209,858
========================================================================================
                                                                               2,329,945
========================================================================================

FLORIDA-2.30%

Bartow (City of); Series 2006, Refunding
  Water & Sewer System RB (INS-Financial
  Guaranty Insurance Co.) 4.25%,
  10/01/29(b)(c)                               AAA      Aaa       5,000        4,685,450
----------------------------------------------------------------------------------------
Charlotte (County of); Series 2007, Capital
  Improvement RB (INS-MBIA Insurance Corp.)
  4.50%, 10/01/27(b)(c)                         --      Aaa       1,000          985,600
----------------------------------------------------------------------------------------
Crossings at Fleming Island Community
  Development District; Series 2000 B,
  Refunding Special Assessment RB (INS-MBIA
  Insurance Corp.) 5.80%, 05/01/16(b)(c)       AAA      Aaa       1,000        1,058,190
----------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
  Authority (Ascension Health Credit Group);
  Series 2002 A, RB
  5.25%, 11/15/32(b)                            AA      Aa2       1,500        1,549,275
----------------------------------------------------------------------------------------
Miami-Dade (County of) (Miami International
  Airport); Series 2000 B, Aviation RB
  (INS-Financial Guaranty Insurance Co.)
  5.75%, 10/01/29(b)(c)                        AAA      Aaa       2,000        2,107,680
----------------------------------------------------------------------------------------
Okaloosa (County of) Series 2006, Water &
  Sewer RB (INS-Financial Security Assurance
  Inc.)
  4.50%, 07/01/25(b)(c)                        AAA      Aaa       1,370        1,356,656
----------------------------------------------------------------------------------------
Sunrise (City of) Utility System; Series
  1998, Refunding RB (INS-Ambac Assurance
  Corp.) 5.00%, 10/01/28(b)(c)                 AAA      Aaa       1,000        1,046,120
========================================================================================
                                                                              12,788,971
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


GEORGIA-0.66%

Decatur (County of) School Building Authority
  (High School Project); Series 2007 RB,
  (INS-Financial Security Assurance Inc.)
  4.50%, 10/01/28(b)(c)                        AAA      Aaa      $  500     $    493,920
----------------------------------------------------------------------------------------
Gilmer (County of) Building Authority
  (Courthouse Project); Series 2005 A, RB
  (INS-XL Capital Assurance Inc.) 5.00%,
  04/01/29(b)(c)                               AAA      Aaa       1,000        1,041,250
----------------------------------------------------------------------------------------
Gwinnett (County of) Water & Sewerage
  Authority; Series 2002, RB 5.25%,
  08/01/12(b)(e)(f)                            AAA      Aaa       2,000        2,126,120
========================================================================================
                                                                               3,661,290
========================================================================================

ILLINOIS-6.33%

Bellwood (City of); Series 2002, Unlimited
  Tax GO 5.25%, 12/01/12(b)(e)(f)              NRR      Aaa       1,000        1,065,310
----------------------------------------------------------------------------------------
Chicago (City of) (Cottage View Terrace
  Apartments); Series 2000 A, FHA/GNMA
  Collateralized Multi-Family Housing RB
  (CEP-GNMA) 6.13%, 02/20/42(b)(h)             AAA       --       1,540        1,590,466
----------------------------------------------------------------------------------------
Chicago (City of); Series 2001 A,
  Project & Refunding Unlimited Tax GO
  5.25%, 01/01/11(b)(e)(f)                     AAA      Aaa       2,980        3,140,175
----------------------------------------------------------------------------------------
  Series 2001,
  Special Transportation RB 5.25%,
  01/01/27(b)(e)(f)                            AAA      Aaa       1,000        1,052,440
----------------------------------------------------------------------------------------
  Series 2001 A
  Project & Refunding Unlimited Tax GO
  5.25%, 01/01/33(b)(f)                        AAA      Aaa         960          994,301
----------------------------------------------------------------------------------------
  Series 2000 C,
  Project & Refunding Unlimited Tax GO
  5.50%, 07/01/10(b)(e)(f)                     AAA      Aaa       1,755        1,852,157
----------------------------------------------------------------------------------------
  Series 2000 C
  Project & Refunding Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.50%, 01/01/40(b)(c)                        AAA      Aaa         995        1,041,108
----------------------------------------------------------------------------------------
Cook (County of); Series 2004 B, Capital
  Improvement Unlimited Tax GO (INS-MBIA
  Insurance Corp.)
  5.00%, 11/15/29(b)(c)                        AAA      Aaa       1,000        1,035,090
----------------------------------------------------------------------------------------
Freeport (City of); Series 2000, Sewer System
  Improvements Unlimited Tax GO
  6.00%, 12/01/10(b)(e)(f)                     AAA      Aaa       1,000        1,076,270
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Department of Central
  Management Services; Series 1999, COP
  (INS-MBIA Insurance Corp.) 5.85%,
  07/01/19(b)(c)                               AAA      Aaa      $1,750     $  1,822,415
----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health Systems
  Project); Series 1997 A, RB (INS-MBIA
  Insurance Corp.) 6.00%, 11/15/11(b)(c)       AAA      Aaa       2,500        2,677,375
----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Northwestern University); Series
  1997, Adjustable Rate Medium Term RB 5.25%,
  11/01/14(b)(e)(f)                            NRR      Aaa       1,000        1,080,490
----------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (Robert Morris College); Series
  2000 RB (INS-MBIA Insurance Corp.) 5.75%,
  06/01/20(b)(c)                                --      Aaa       1,305        1,313,247
----------------------------------------------------------------------------------------
  5.80%, 06/01/30(b)(c)                         --      Aaa       1,000        1,005,790
----------------------------------------------------------------------------------------
Illinois (State of) Finance Authority; (Noble
  Network Charter Schools); Series 2007 A RB
  (INS-ACA Financial Guaranty Corp.) 5.00%,
  09/01/27(b)(c)                                 A       --       1,000          989,960
----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Blessing Hospital); Series 1999
  A, RB 6.00%, 11/15/09(b)(e)(f)               AAA      Aaa       1,000        1,048,510
----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Evangelical Hospital Corp.);
  Series 1992 A,
  Refunding RB 6.25%, 04/15/22(b)(f)           NRR      Aaa       1,000        1,188,380
----------------------------------------------------------------------------------------
  Series 1992 C, RB
  6.25%, 04/15/22(b)(f)                        NRR      NRR       1,150        1,366,637
----------------------------------------------------------------------------------------
Illinois (State of) Municipal Electric
  Agency; Series 2006, Power Supply RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 02/01/26(b)(c)                        AAA      Aaa       4,000        4,168,560
----------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Series 2002 A
  Capital Appreciation Dedicated State Tax RB
  (INS-MBIA Insurance Corp.) 5.25%,
  06/15/42(b)(c)                               AAA      Aaa       1,000        1,041,900
----------------------------------------------------------------------------------------
  6.97%, 06/15/30(b)(c)(d)                     AAA      Aaa       1,000          341,060
----------------------------------------------------------------------------------------
Tazewell (County of) Community High School
  District No. 303 (Pekin); Series 1996,
  Unlimited Tax GO (INS-Financial Guaranty
  Insurance Co.) 5.63%, 01/01/14(b)(c)         AAA      Aaa         160          161,144
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Will (County of) School District No. 086
  (Joliet); Series 2000 B Refunding Unlimited
  Tax GO (INS-Financial Security Assurance
  Inc.) 5.00%, 03/01/20(b)(c)                   --      Aaa      $1,680     $  1,762,337
----------------------------------------------------------------------------------------
  5.00%, 03/01/24(b)(c)                         --      Aaa       1,000        1,042,450
----------------------------------------------------------------------------------------
Will (County of) School District No. 122 (New
  Lenox); Series 2000 A Unlimited Tax GO
  6.50%, 11/01/10(b)(e)(f)                     NRR      Aaa          80           86,529
----------------------------------------------------------------------------------------
  6.50%, 11/01/10(b)(e)(f)                     NRR      Aaa         510          551,621
----------------------------------------------------------------------------------------
  6.50%, 11/01/10(b)(e)(f)                     NRR      Aaa         575          621,926
========================================================================================
                                                                              35,117,648
========================================================================================

INDIANA-5.95%

East Allen (County of) Multi-School Building
  Corp.; Series 2000, First Mortgage RB
  5.75%, 01/15/10(b)(e)(f)                     AAA      Aaa         735          768,737
----------------------------------------------------------------------------------------
Hancock (County of) & Mount Vernon (City of)
  Multi-School Building Corp.; Series 2001 A,
  First Mortgage RB 5.45%, 07/15/11(b)(e)(f)   NRR      NRR       1,000        1,059,970
----------------------------------------------------------------------------------------
Indiana (State of) Bond Bank; Series 2000 A,
  Special Program RB 5.90%, 02/01/10(b)(e)(f)  AAA      Aaa       1,000        1,059,370
----------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Series 2000 Highway RB 5.38%,
  12/01/10(b)(e)(f)                            NRR      NRR         435          456,341
----------------------------------------------------------------------------------------
  5.38%, 12/01/10(b)(e)(f)                     NRR      NRR       1,565        1,641,779
----------------------------------------------------------------------------------------
Indianapolis (City of) Local Public
  Improvement Bond Bank (Waterworks Project);
  Series 2002 A, RB
  5.25%, 07/01/12(b)(e)(f)                     AAA      Aaa       1,000        1,062,070
----------------------------------------------------------------------------------------
Lafayette (City of); Series 2002, Sewer RB
  5.15%, 07/01/12(b)(e)(f)                     AAA      Aaa       1,000        1,065,930
----------------------------------------------------------------------------------------
Noblesville (City of) Redevelopment Authority
  (Lease Rental 146th Street Extension
  Project); Series 2006 A Economic
  Development RB 5.25%, 08/01/21(b)             A+       --       1,000        1,050,440
----------------------------------------------------------------------------------------
  5.25%, 08/01/25(b)                            A+       --       1,570        1,639,771
----------------------------------------------------------------------------------------
Northern Wells (City of) Community School
  Building Corp.; Series 2002, First Mortgage
  RB 5.40%, 07/15/12(b)(e)(f)                  AAA      Aaa         500          534,615
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
INDIANA-(CONTINUED)

Petersburg (City of) (Indianapolis Power &
  Light Co. Projects); Series 1993 B
  Refunding PCR (INS-MBIA Insurance Corp.)
  5.40%, 08/01/17(b)(c)                        AAA      Aaa      $9,850     $ 10,747,827
----------------------------------------------------------------------------------------
  Series 1991 Refunding PCR 5.75%,
  08/01/21(b)                                  BBB-    Baa1       4,000        4,234,320
----------------------------------------------------------------------------------------
Rockport (City of) (AEP Generating Co.);
  Series 1995 A, Refunding PCR (INS-Ambac
  Assurance Corp.)
  4.15%, 07/01/11(b)(c)(e)                     AAA      Aaa       2,000        2,018,840
----------------------------------------------------------------------------------------
Rockville (City of) School Building Corp.;
  Series 2006, First Mortgage RB
  (INS-Financial Security Assurance Inc.)
  5.00%, 07/15/26(b)(c)                        AAA      Aaa       3,430        3,576,289
----------------------------------------------------------------------------------------
St. Joseph (County of) Hospital Authority
  (Memorial Health System); Series 2000,
  Health System RB
  5.63%, 02/15/11(b)(e)(f)                     AAA      Aaa       1,000        1,059,120
----------------------------------------------------------------------------------------
Wa-Nee Middle School Building Corp.; Series
  2001, First Mortgage Unlimited Tax GO
  5.50%, 07/15/11(b)(e)(f)                     AAA      Aaa       1,000        1,061,790
========================================================================================
                                                                              33,037,209
========================================================================================

KANSAS-0.48%

Overland Park Development Corp. (Overland
  Park Convention Center Hotel Project);
  Series 2001 A, First Tier RB
  7.38%, 01/01/32(b)(g)                         --       --       1,635        1,758,900
----------------------------------------------------------------------------------------
University of Kansas Hospital Authority (KU
  Health Systems); Series 2006, Refunding &
  Improvement Health Facilities RB 4.50%,
  09/01/32(b)                                    A       --       1,000          919,180
========================================================================================
                                                                               2,678,080
========================================================================================

KENTUCKY-0.36%

Franklin (County of) School District Finance
  Corp.; Series 2007, School Building RB
  (INS-Financial Security Assurance Inc.)
  4.25%, 05/01/26(b)(c)                         --      Aaa       2,065        1,987,315
========================================================================================

LOUISIANA-4.54%

East Baton Rouge (Parish of) Sewer Commision;
  Series 2006 A
  Refunding RB (INS-Financial Security
  Assurance Inc.) 5.00%, 02/01/25(b)(c)        AAA      Aaa       1,000        1,041,420
----------------------------------------------------------------------------------------
  5.00%, 02/01/26(b)(c)                        AAA      Aaa       1,000        1,039,270
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

LOUISIANA-(CONTINUED)

Jefferson (City of) Sales Tax District;
  Series 2005, Special Sales Tax RB
  (INS-Ambac Assurance Corp.) 5.00%,
  12/01/21(b)(c)                               AAA      Aaa      $1,240     $  1,301,913
----------------------------------------------------------------------------------------
Lafayette (City of) Series 2007, RB (INS-XL
  Capital Assurance Inc.) 4.63%,
  11/01/24(b)(c)                               AAA      Aaa       2,000        2,005,540
----------------------------------------------------------------------------------------
Lafayette (City of); Series 2000 A, Public
  Improvement Sales Tax RB 5.50%,
  03/01/10(b)(e)(f)                            AAA      Aaa       2,360        2,491,476
----------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority (Parking Facilities
  Corp. Garage Project); Series 2001 A, RB
  (INS-Ambac Assurance Corp.) 5.20%,
  10/01/20(b)(c)                               AAA      Aaa       1,760        1,830,541
----------------------------------------------------------------------------------------
Louisiana (State of) Local Government
  Environmental Facilities & Community
  Development Authority; Series 2000 A
  Capital Projects & Equipment Acquisitions
  RB (INS-Ambac Assurance Corp.) 6.30%,
  07/01/30(b)(c)                               AAA      Aaa       2,000        2,331,020
----------------------------------------------------------------------------------------
  Capital Projects & Equipment Acquisitions
  RB (INS-ACA Financial Guaranty Corp.)
  6.55%, 09/01/25(b)(c)                          A       --       5,290        5,799,268
----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Ochsner Clinic Foundation
  Project);
  Series 2002 B, RB
  5.50%, 05/15/32(b)                            --       A3       1,000        1,031,850
----------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
  Authority (Tulane University); Series 2002
  A, RB 5.13%, 07/01/12(b)(e)(f)               AAA      Aaa       2,100        2,218,692
----------------------------------------------------------------------------------------
Ouachita (Parish of) Hospital Service
  District No. 1 (Glenwood Regional Medical
  Center); Series 1996, Refunding Hospital RB
  5.70%, 05/15/10(b)(e)(f)                     AAA      Aaa       1,000        1,050,480
----------------------------------------------------------------------------------------
St. John Baptist (Parish of) (Marathon Oil
  Corp.);
  Series 2007 A, RB
  5.13%, 06/01/37(b)                           BBB+    Baa1       1,000          999,170
----------------------------------------------------------------------------------------
St. John Baptist (Parish of) Sales Tax
  District; Series 1987, RB
  7.60%, 01/01/08(b)(f)                        NRR      NRR         500          507,795
----------------------------------------------------------------------------------------
  7.60%, 01/01/09(b)(f)                        NRR      NRR         500          525,765
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
LOUISIANA-(CONTINUED)

Tangipahoa (Parish of) Hospital Service
  District No. 1 (North Oaks Medical Center
  Project); Series 2003 A, Refunding Hospital
  RB
  5.00%, 02/01/25(b)                             A       --      $1,000     $  1,009,950
========================================================================================
                                                                              25,184,150
========================================================================================

MAINE-0.23%

Maine (State of) Housing Authority; Series
  1997 D-1, Mortgage RB 4.90%, 11/15/07(b)     AA+      Aa1       1,300        1,303,055
========================================================================================

MARYLAND-0.76%

Baltimore (City of) (Water Project); Series
  1994 A, RB 5.00%, 07/01/24(b)(f)             AAA      Aaa       1,000        1,086,210
----------------------------------------------------------------------------------------
Maryland (State of) Economic Development
  Corp. (University of Maryland College Park
  Projects); Series 2006, Refunding Student
  Housing RB (INS-CIFG Assurance North
  America, Inc.) 5.00%, 06/01/24(b)(c)         AAA      Aaa       2,000        2,095,820
----------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2001, RB 5.25%, 07/01/28(b)             A       A3       1,000        1,022,620
========================================================================================
                                                                               4,204,650
========================================================================================

MASSACHUSETTS-3.01%

Boston (City of) Water & Sewer Commission;
  Series 1993 A, Sr. RB (INS-MBIA Insurance
  Corp.)
  5.25%, 11/01/19(b)(c)                        AAA      Aaa       5,385        5,878,428
----------------------------------------------------------------------------------------
Massachusetts (State of) Bay Transportation
  Authority; Series 2002 A, Sr. Sales Tax RB
  5.00%, 07/01/12(b)(e)(f)                     AAA      NRR       1,500        1,575,105
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (Boston University); Series 1999 P,
  RB 6.00%, 05/15/59(b)                        BBB+      A3       5,500        6,387,480
----------------------------------------------------------------------------------------
Massachusetts (State of) Development Finance
  Agency (College Issue); Series 2003 B, RB
  (CEP-XL Capital Ltd.)
  5.25%, 07/01/33(b)                           AAA      Aaa       1,000        1,047,490
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

MASSACHUSETTS-(CONTINUED)

Massachusetts (State of) Development Finance
  Agency (Linden Ponds Inc.); Series 2007 A,
  Facilities RB 5.00%, 11/15/14(b)(g)           --       --      $1,000     $  1,001,440
----------------------------------------------------------------------------------------
Massachusetts (State of);
  Series 2000 A, Consumer Lien Limited Tax GO
  5.75%, 02/01/09(b)                            AA      Aa2         785          807,380
========================================================================================
                                                                              16,697,323
========================================================================================

MICHIGAN-4.65%

Allegan (City of) Public School District;
  Series 2000, Unlimited Tax GO
  5.75%, 05/01/10(b)(e)(f)                     AAA      Aaa         500          525,150
----------------------------------------------------------------------------------------
Almont (City of) Community Schools; Series
  2002, Refunding School Building & Site
  Unlimited Tax GO
  5.00%, 11/01/12(b)(e)(f)                     NRR      NRR       1,000        1,052,630
----------------------------------------------------------------------------------------
Bullock Creek School District; Series 2000,
  Unlimited Tax GO 5.50%, 05/01/10(b)(e)(f)    NRR      NRR       1,000        1,043,320
----------------------------------------------------------------------------------------
Caledonia (City of) Community Schools; Series
  2005 Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 5.00%, 05/01/25(b)(c)       AAA      Aaa       1,000        1,043,620
----------------------------------------------------------------------------------------
  Series 2000
  Unlimited Tax GO
  5.50%, 05/01/10(b)(e)(f)                     AAA      Aaa       1,000        1,043,850
----------------------------------------------------------------------------------------
Chippewa Valley Schools; Series 2005,
  Refunding Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 5.00%, 05/01/24(b)(c)       AAA      Aaa       1,850        1,925,758
----------------------------------------------------------------------------------------
  Series 2002,
  Refunding Unlimited Tax GO 5.13%,
  05/01/12(b)(e)(f)                            NRR      NRR       1,000        1,053,420
----------------------------------------------------------------------------------------
Detroit (City of) Water Supply System; Series
  2001 A Sr. Lien RB (INS-Financial Guaranty
  Insurance Co.) 5.00%, 07/01/30(b)(c)         AAA      Aaa       5,000        5,111,950
----------------------------------------------------------------------------------------
  Sr. Lien RB
  5.25%, 07/01/11(b)(e)(f)                     AAA      Aaa       1,655        1,738,329
----------------------------------------------------------------------------------------
  5.25%, 07/01/11(b)(e)(f)                     AAA      Aaa       1,845        1,939,261
----------------------------------------------------------------------------------------
Jackson (City of) Brownfield Redevelopment
  Authority; Series 2002, Tax Increment TAN
  (INS-Financial Guaranty Insurance Co.)
  5.13%, 06/01/24(b)(c)                        AAA      Aaa       1,000        1,039,100
----------------------------------------------------------------------------------------
Lake Orion (City of) Community School
  District; Series 2000 A, Unlimited Tax GO
  6.00%, 05/01/10(b)(e)(f)                     AAA      Aaa         500          528,110
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Hospital Finance
  Authority (Ascension Health Credit); Series
  1999 A, RB (INS-MBIA Insurance Corp.)
  5.50%, 11/15/07(b)(c)                        AAA      Aaa      $3,000     $  3,013,920
----------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (Drinking Water Revolving Fund); Series
  2000, RB 5.50%, 10/01/10(b)(e)(f)            AAA      Aaa       1,000        1,059,010
----------------------------------------------------------------------------------------
Michigan (State of) Public Power Agency
  (Combustion Turbine No. 1 Project); Series
  2001 A, RB (INS-Ambac Assurance Corp.)
  5.25%, 01/01/24(b)(c)                        AAA      Aaa       2,500        2,614,850
----------------------------------------------------------------------------------------
Newaygo (City of) Public Schools; Series
  2000, Unlimited Tax GO 5.50%,
  05/01/10(b)(e)(f)                            NRR      NRR       1,000        1,043,320
========================================================================================
                                                                              25,775,598
========================================================================================

MINNESOTA-0.19%

Minneapolis (City of); Series 2000 A, Parking
  Ramp Unlimited Tax GO 5.90%, 12/01/20(b)     AAA      Aa1       1,000        1,063,720
========================================================================================

MISSISSIPPI-1.10%

Mississippi (State of) Higher Education
  Assistance Corp.;
  Sub. Series 1994 C, RB (CEP-Gtd. Student
  Loans) 7.50%, 09/01/09(b)(h)                  --       A2       5,000        5,014,100
----------------------------------------------------------------------------------------
Mississippi (State of) Hospital Equipment &
  Facilities Authority (Forrest County
  General Hospital Project); Series 2000, RB
  5.50%, 01/01/11(b)(e)(f)                     NRR      Aaa       1,000        1,062,670
========================================================================================
                                                                               6,076,770
========================================================================================

MISSOURI-2.35%

Gladstone (City of); Series 2006 A, COP
  (INS-XL Capital Assurance Inc.)
  5.00%, 06/01/22(b)(c)                         --      Aaa       1,295        1,357,043
----------------------------------------------------------------------------------------
Jasper (County of) Reorganized School
  District No. R-9 (Missouri Direct Deposit
  Program); Series 2006, Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.00%, 03/01/22(b)(c)                        AAA       --       1,000        1,054,140
----------------------------------------------------------------------------------------
Jefferson City School District (Direct
  Deposit Program); Series 2007, Refunding &
  Improvement Unlimited Tax GO (INS-MBIA
  Insurance Corp.) 4.63%, 03/01/27(b)(c)       AAA       --         500          503,640
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

MISSOURI-(CONTINUED)

Miller (County of) Reorganized School
  District No. 2; Series 2006, Unlimited Tax
  GO (INS-Financial Security Assurance Inc.)
  5.00%, 03/01/21(b)(c)                        AAA       --      $1,000     $  1,052,670
----------------------------------------------------------------------------------------
Missouri (State of) Environmental Improvement
  & Energy Resources Authority (State
  Revolving Fund); Series 1995 C, Water PCR
  5.85%, 01/01/10(b)                            --      Aaa         270          270,346
----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Washington University
  Project); Series 2001 A, Educational
  Facilities RB 5.13%, 06/15/11(b)(e)(f)       AAA      Aaa       4,000        4,188,720
----------------------------------------------------------------------------------------
Missouri (State of) Housing Development
  Commission; Series 2001 II, Multi-Family
  Housing RB (CEP-FHA) 5.38%, 12/01/18(b)(c)    AA       --         465          477,843
----------------------------------------------------------------------------------------
Missouri (State of) Joint Municipal Electric
  Utility Commission
  (Iatan 2 Project); Series 2006 A, Power
  Project RB (INS-Ambac Assurance Corp.)
  5.00%, 01/01/34(b)(c)                         --      Aaa       1,000        1,036,780
----------------------------------------------------------------------------------------
Neosho (City of) Reorganized School District
  No. R 05 (Direct Deposit Program); Series
  2006, School Building Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.00%, 03/01/23(b)(c)                        AAA       --       1,000        1,052,670
----------------------------------------------------------------------------------------
North Kansas City (City of) School District
  No. 74 (Direct Deposit Program); Series
  2006, Refunding & Improvement Unlimited Tax
  GO 5.00%, 03/01/25(b)                        AA+      Aa1       1,000        1,047,240
----------------------------------------------------------------------------------------
St Louis (City of) Municipal Finance Corp.
  (Recreational Sales Tax); Series 2007,
  Leasehold RB (INS-Ambac Assurance Corp.)
  4.50%, 02/15/28(b)(c)                        AAA       --       1,000          986,790
========================================================================================
                                                                              13,027,882
========================================================================================

NEBRASKA-0.37%

Omaha (City of) Public Power District; Series
  2002 A, Electric RB 5.20%,
  02/01/10(b)(e)(f)                            NRR      NRR       1,000        1,033,740
----------------------------------------------------------------------------------------
University of Nebraska (Omaha Student
  Facilities Project); Series 2007,
  University RB 5.00%, 05/15/32(b)             AA-      Aa2       1,000        1,033,550
========================================================================================
                                                                               2,067,290
========================================================================================

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

NEVADA-2.96%

Clark (County of); Series 2001,
  Bond Bank Limited Tax GO 5.00%,
  06/01/11(b)(e)(f)                            AAA      Aaa      $2,870     $  2,988,359
----------------------------------------------------------------------------------------
  Series 2001
  Bond Bank Limited Tax GO (INS-Financial
  Guaranty Insurance Co.) 5.00%,
  06/01/31(b)(c)                               AAA      Aaa       2,130        2,181,972
----------------------------------------------------------------------------------------
  Series 2001 B,
  Airport Sub.-Lien RB 5.13%,
  07/01/11(b)(e)(f)                            AAA      Aaa       2,250        2,354,827
----------------------------------------------------------------------------------------
  Series 2004 A-2,
  Airport Sub.-Lien RB (INS-Financial
  Guaranty Insurance Co.) 5.13%,
  07/01/25(b)(c)                               AAA      Aaa       1,000        1,042,160
----------------------------------------------------------------------------------------
  5.13%, 07/01/27(b)(c)                        AAA      Aaa       1,000        1,040,340
----------------------------------------------------------------------------------------
  Series 2001 B,
  Airport Sub.-Lien RB 5.25%,
  07/01/11(b)(e)(f)                            AAA      Aaa       1,500        1,576,635
----------------------------------------------------------------------------------------
Truckee Meadows Water Authority; Series 2007
  Refunding Water RB (INS-XL Capital
  Assurance Inc.) 4.50%, 07/01/26(b)(c)        AAA      Aaa       4,005        3,949,651
----------------------------------------------------------------------------------------
  Series 2001 A
  Water RB
  5.13%, 07/01/11(b)(e)(f)                     AAA      Aaa       1,250        1,308,238
========================================================================================
                                                                              16,442,182
========================================================================================

NEW JERSEY-1.65%

New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Series 1999 Special Facility RB
  6.40%, 09/15/23(b)(h)                          B       B3       1,000        1,027,200
----------------------------------------------------------------------------------------
  Series 2000 Special Facility RB 7.00%,
  11/15/30(b)(h)                                 B       B3       4,000        4,226,360
----------------------------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (St. Peters University
  Hospital); Series 2000 A, RB 6.88%,
  07/01/20(b)                                  BBB     Baa1         500          531,755
----------------------------------------------------------------------------------------
New Jersey (State of) Tobacco Settlement
  Financing Corp.; Series 2002, Asset-Backed
  RB 5.38%, 06/01/12(b)(e)(f)                  AAA      Aaa       1,500        1,598,460
----------------------------------------------------------------------------------------
New Jersey (State of) Transportation Trust
  Fund Authority; Series 1999 A
  Transportation System RB
  5.50%, 06/15/10(b)(f)                        AAA      Aaa       1,440        1,506,226
----------------------------------------------------------------------------------------
  5.50%, 06/15/10(b)                           AA-       A1         230          239,752
========================================================================================
                                                                               9,129,753
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


NEW MEXICO-0.60%

New Mexico (State of) Finance Authority;
  Series 2006 B, Sr. Lien Public Project
  Revolving Fund RB (INS-MBIA Insurance
  Corp.) 5.00%, 06/01/26(b)(c)                 AAA      Aaa      $2,000     $  2,083,900
----------------------------------------------------------------------------------------
Santa Fe (City of); Series 2006 B, Refunding
  Gross Receipts Tax RB (INS-Financial
  Security Assurance Inc.)
  5.00%, 06/01/22(b)(c)                        AAA      Aaa       1,185        1,241,773
========================================================================================
                                                                               3,325,673
========================================================================================

NEW YORK-4.68%

Metropolitan Transportation Authority
  (Dedicated Tax Fund);
  Series 2000 A, RB
  5.88%, 04/01/10(b)(e)(f)                     AAA      Aaa       1,500        1,581,870
----------------------------------------------------------------------------------------
Metropolitan Transportation Authority
  (Service Contract); Series 2002 A,
  Refunding RB
  5.13%, 01/01/29(b)                           AA-       A1       1,000        1,033,900
----------------------------------------------------------------------------------------
New York (City of) Municipal Water Finance
  Authority; Series 2000 B Water & Sewer
  System RB
  6.00%, 06/15/10(b)(e)(f)                     NRR      NRR         935        1,001,348
----------------------------------------------------------------------------------------
  6.00%, 06/15/33(b)(f)                        NRR      NRR         565          601,279
----------------------------------------------------------------------------------------
New York (City of); Series 2005 J, Unlimited
  Tax GO 5.00%, 03/01/23(b)                     AA      Aa3       5,000        5,194,650
----------------------------------------------------------------------------------------
New York (State of) Environmental Facilities
  Corp.; Series 1991 E, State Water Revolving
  Fund PCR 6.88%, 06/15/10(b)                  AAA      Aaa         530          531,299
----------------------------------------------------------------------------------------
Port Authority of New York & New Jersey
  (Consolidated Ninety-Third); Series 1994,
  RB 6.13%, 06/01/94(b)                        AA-       A1       5,250        6,173,632
----------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority; Series
  1993 B General Purpose RB
  5.00%, 01/01/20(b)(f)                        AAA      NRR       1,935        2,083,569
----------------------------------------------------------------------------------------
  Series 2006 A
  General Purpose RB
  5.00%, 11/15/35(b)                           AA-      Aa2       2,000        2,073,520
----------------------------------------------------------------------------------------
  Series 1992 Y
  General Purpose RB
  5.50%, 01/01/17(b)(f)                        AAA      NRR       2,900        3,178,255
----------------------------------------------------------------------------------------
TSASC, Inc.; Series 2006 1, Tobacco
  Settlement Asset-Backed RB 5.00%,
  06/01/26(b)                                  BBB       --       2,500        2,499,825
========================================================================================
                                                                              25,953,147
========================================================================================

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

NORTH CAROLINA-0.46%

Burke (County of); Series 2006 A, COP
  (INS-Ambac Assurance Corp.)
  5.00%, 04/01/25(b)(c)                        AAA      Aaa      $  470     $    490,788
----------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency; Series 1993 A, Power System
  RB 6.13%, 01/01/10(b)(f)                     AAA      Aaa       1,500        1,580,625
----------------------------------------------------------------------------------------
North Carolina (State of) Housing Finance
  Agency; Series 1996 II, Single Family RB
  (CEP-FHA) 6.20%, 03/01/16(b)                  AA      Aa2         185          193,177
----------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency (No. 1 Catawba Electric Project);
  Series 1990, Refunding RB 6.50%,
  01/01/10(b)(f)                               AAA      NRR         260          276,203
========================================================================================
                                                                               2,540,793
========================================================================================

NORTH DAKOTA-0.42%

North Dakota (State of) Board of Higher
  Education (North Dakota State University);
  Series 2007, Housing & Auxillary Facilities
  RB (INS-Ambac Assurance Corp.) 5.00%,
  04/01/24(b)(c)                                --      Aaa       1,160        1,217,025
----------------------------------------------------------------------------------------
North Dakota (State of) Board of Higher
  Education (North Dakota State University);
  Series 2007, Housing & Auxillary Facilities
  RB (INS-Ambac Assurance Corp.) 5.00%,
  04/01/27(b)(c)                                --      Aaa       1,085        1,133,120
========================================================================================
                                                                               2,350,145
========================================================================================

OHIO-2.01%

Cincinnati (City of) Board of Education City
  School District, Series 2006, Refunding
  Classroom Facilities Construction &
  Improvement Unlimited Tax GO (INS-Financial
  Guaranty Insurance Co.) 5.25%,
  12/01/27(b)(c)                               AAA      Aaa       1,000        1,116,240
----------------------------------------------------------------------------------------
Cleveland (City of) Waterworks; Series 1993
  G, Refunding First Mortgage RB (INS-MBIA
  Insurance Corp.) 5.50%, 01/01/21(b)(c)       AAA      Aaa       3,300        3,684,714
----------------------------------------------------------------------------------------
Cuyahoga (County of);
  Series 2003 A, Refunding RB
  5.50%, 01/01/29(b)                           AA-      Aa3       2,000        2,095,320
----------------------------------------------------------------------------------------
Montgomery (County of) (Grandview Hospital &
  Medical Center); Series 1997, Refunding
  Hospital RB
  5.50%, 12/01/09(b)(e)(f)                     NRR      NRR       1,000        1,038,610
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

OHIO-(CONTINUED)

Plain (City of) Local School District; Series
  2000,
  Unlimited Tax GO 6.00%, 06/01/11(b)(e)(f)    NRR      Aaa      $  410     $    441,829
----------------------------------------------------------------------------------------
  Series 2000
  Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  6.00%, 12/01/25(b)(c)                         --      Aaa          90           96,225
----------------------------------------------------------------------------------------
Stark (County of) Lake Ohio Local School
  District; Series 2000, Unlimited Tax GO
  5.75%, 12/01/10(b)(e)(f)                     AAA      Aaa       2,500        2,653,300
========================================================================================
                                                                              11,126,238
========================================================================================

OKLAHOMA-2.84%

Jenks (City of) Aquarium Authority; Series
  2000, First Mortgage RB 6.00%,
  07/01/10(b)(e)(f)                            NRR      Aaa         800          855,896
----------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Series 1999, Utility RB 5.70%,
  10/01/09(b)(e)(f)                            NRR      Aaa       1,500        1,588,425
----------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System); Series
  1999 RB 5.75%, 02/15/09(b)(e)(f)             AAA      Aaa         460          477,572
----------------------------------------------------------------------------------------
  5.75%, 02/15/09(b)(e)(f)                     AAA      Aaa       1,255        1,302,941
----------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (St. John Health System); Series
  1999 RB 5.75%, 02/15/18(b)                   AA-      Aa3         215          221,783
----------------------------------------------------------------------------------------
  5.75%, 02/15/25(b)                           AA-      Aa3         495          510,167
----------------------------------------------------------------------------------------
Oklahoma (State of) Water Resource Board;
  Series 2006 B, Refunding State Loan Program
  RB
  5.00%, 10/01/19(b)                           AAA       --       1,430        1,517,287
----------------------------------------------------------------------------------------
  5.00%, 10/01/20(b)                           AAA       --       1,235        1,308,458
----------------------------------------------------------------------------------------
  5.00%, 10/01/21(b)                           AAA       --       1,285        1,358,425
----------------------------------------------------------------------------------------
  5.00%, 10/01/22(b)                           AAA       --       1,745        1,842,005
----------------------------------------------------------------------------------------
  5.00%, 10/01/23(b)                           AAA       --       1,000        1,054,040
----------------------------------------------------------------------------------------
  5.00%, 10/01/24(b)                           AAA       --       1,000        1,052,490
----------------------------------------------------------------------------------------
Oklahoma City (City of) Airport Trust; Series
  2000 A, Jr. 27th Lien RB
  5.13%, 07/01/10(b)(e)(f)                     AAA      Aaa       2,575        2,670,249
========================================================================================
                                                                              15,759,738
========================================================================================

OREGON-1.41%

Clackamas (County of) School District No. 7J
  (Lake Oswego); Series 2005, Refunding
  Unlimited Tax GO (INS-Financial Security
  Assurance Inc.) 5.25%, 06/01/23(b)(c)         --      Aaa       1,920        2,120,736
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
OREGON-(CONTINUED)

Klamath Falls (City of) Intercommunity
  Hospital Authority (Merle West Medical
  Center Project); Series 2006,
  Refunding RB
  4.38%, 09/01/27(b)                           AAA       --      $2,000     $  1,949,040
----------------------------------------------------------------------------------------
  4.50%, 09/01/33(b)                           AAA       --       1,500        1,442,040
----------------------------------------------------------------------------------------
Lane (County of) Creswell School District No.
  40; Series 2007, Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  4.50%, 06/15/23(b)(c)                        AAA      Aaa       1,345        1,355,612
----------------------------------------------------------------------------------------
Oregon (State of) State Board of Education;
  Series 2007 A, Unlimited Tax GO 4.50%,
  08/01/32(b)                                  AA-      Aa2       1,000          977,960
========================================================================================
                                                                               7,845,388
========================================================================================

PENNSYLVANIA-1.18%

Allegheny (County of) Higher Education
  Building Authority (Carnegie Mellon
  University); Series 2002, University RB
  5.25%, 03/01/32(b)                           AA-       --       1,500        1,557,330
----------------------------------------------------------------------------------------
Allegheny (County of) Port Authority; Series
  1999, Special Transportation RB 6.13%,
  03/01/09(b)(e)(f)                            AAA      Aaa       1,000        1,045,770
----------------------------------------------------------------------------------------
Central Dauphin School District; Series 2006,
  Limited Tax GO (INS- Financial Security
  Assurance Inc.)
  4.50%, 02/01/27(b)(c)                        AAA      Aaa       1,040        1,029,350
----------------------------------------------------------------------------------------
Pennsylvania (State of) Turnpike Commission;
  Series 2006 A, Turnpike RB (INS-Ambac
  Assurance Corp.) 5.00%, 12/01/26(b)(c)       AAA      Aaa       1,000        1,046,420
----------------------------------------------------------------------------------------
Philadelphia (City of) Hospitals & Higher
  Education Facilities Authority (Children's
  Hospital Philadelphia Project);
  Series 2007 A, Hospital RB
  4.50%, 07/01/33(b)                            AA      Aa2       2,000        1,874,860
========================================================================================
                                                                               6,553,730
========================================================================================

PUERTO RICO-0.38%

Children's Trust Fund; Series 2000, Tobacco
  Settlement RB 6.00%, 07/01/10(b)(e)(f)       AAA      NRR       1,000        1,060,900
----------------------------------------------------------------------------------------
Government Development Bank for Puerto Rico;
  Series 2006 C, Sr. Notes
  5.25%, 01/01/15(b)(h)                        BBB-    Baa3       1,000        1,051,280
========================================================================================
                                                                               2,112,180
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


RHODE ISLAND-0.23%

Providence (City of) Public Building
  Authority; Series 2000 A, RB (INS-
  Financial Security Assurance Inc.)
  5.75%, 12/15/16(b)(c)                        AAA      Aaa      $1,210     $  1,292,123
========================================================================================

SOUTH CAROLINA-2.56%

Greenwood (City of); Series 2007, Combined
  Public Utilities RB (INS-MBIA Insurance
  Corp.) 4.50%, 12/01/27(b)(c)                 AAA      Aaa       1,400        1,385,202
----------------------------------------------------------------------------------------
Kershaw (County of) Public Schools Foundation
  (Kershaw County School District Project);
  Series 2006, Installment Purchase RB
  (INS-CIFG Assurance North America, Inc.)
  5.00%, 12/01/28(b)(c)                        AAA      Aaa       3,500        3,626,490
----------------------------------------------------------------------------------------
Myrtle Beach (City of);
  Series 2004 A, Hospitality Fee RB
  (INS-Financial Guaranty Insurance Co.)
  5.38%, 06/01/24(b)(c)                        AAA      Aaa       1,150        1,235,065
----------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Bon Secours-St.
  Francis Medical Center Inc.); Series 2002
  A, Economic Development RB 5.50%,
  11/15/23(b)                                   A-       A3       2,000        2,085,340
----------------------------------------------------------------------------------------
South Carolina (State of) Jobs Economic
  Development Authority (Palmetto Health
  Alliance); Series 2003 A Refunding Hospital
  Facilities RB
  6.13%, 08/01/23(b)                           BBB+    Baa1       1,500        1,589,655
----------------------------------------------------------------------------------------
  6.25%, 08/01/31(b)                           BBB+    Baa1       1,000        1,064,590
----------------------------------------------------------------------------------------
  Series 2000 A
  Hospital Facilities Improvement RB 7.13%,
  12/15/10(b)(e)(f)                            NRR      NRR       1,000        1,118,660
----------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 2001 A, RB
  5.00%, 10/01/11(b)(e)(f)                     NRR      Aaa       1,000        1,045,730
----------------------------------------------------------------------------------------
Tobacco Settlement Revenue Management
  Authority; Series 2001 B, Tobacco
  Settlement RB
  6.38%, 05/15/28(b)                           BBB     Baa3       1,000        1,056,480
========================================================================================
                                                                              14,207,212
========================================================================================

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

SOUTH DAKOTA-1.44%

Aberdeen (City of) School District No. 6-1;
  Series 2000, Unlimited Tax GO
  5.45%, 01/01/11(b)(e)(f)                     AAA      Aaa      $3,940     $  4,146,023
----------------------------------------------------------------------------------------
South Dakota (State of) State Building
  Authority; Series 2007, RB (INS-Financial
  Guaranty Insurance Co.) 4.50%,
  06/01/23(b)(c)                               AAA      Aaa       1,250        1,242,937
----------------------------------------------------------------------------------------
South Dakota (State of) State Building
  Authority; Series 2007, RB (INS-Financial
  Guaranty Insurance Corp.) 4.50%,
  06/01/30(b)(c)                               AAA      Aaa       2,675        2,589,507
========================================================================================
                                                                               7,978,467
========================================================================================

TENNESSEE-1.35%

Knox (County of) First Utility District;
  Series 2006,
  Water & Sewer RB (INS-MBIA Insurance Corp.)
  5.00%, 12/01/20(b)(c)                         --      Aaa       1,470        1,557,568
----------------------------------------------------------------------------------------
  5.00%, 12/01/23(b)(c)                         --      Aaa       1,705        1,794,478
----------------------------------------------------------------------------------------
Robertson & Sumner (Counties of) White House
  Utility District; Series 2000, Water &
  Sewer RB 6.00%, 01/01/10(b)(e)(f)            NRR      Aaa       1,000        1,050,900
----------------------------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Kirby Pines
  Retirement Community); Series 1997 A,
  Health Care Facilities RB 6.25%,
  11/15/16(b)(g)                                --       --       1,000        1,018,470
----------------------------------------------------------------------------------------
Tennessee (State of) Energy Acquisition
  Corp.; Series 2006 A, Gas RB
  5.00%, 09/01/16(b)                           AA-      Aa3       2,000        2,064,740
========================================================================================
                                                                               7,486,156
========================================================================================

TEXAS-18.89%

Allen (City of) Independent School District;
  Series 2000,
  Unlimited Tax GO 5.95%, 02/15/10(b)(e)(f)    AAA      Aaa         960        1,009,392
----------------------------------------------------------------------------------------
  Unlimited Tax GO (CEP-Texas Permanent
  School Fund) 5.95%, 02/15/25(b)              AAA      Aaa         640          669,773
----------------------------------------------------------------------------------------
Austin (City of); Series 1999, Refunding
  Hotel Occupancy Tax Sub.-Lien RB 5.80%,
  11/15/09(b)(e)(f)                            AAA      Aaa       1,000        1,044,170
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Bexar (County of) Housing Finance Corp.
  (Dymaxion & Marbach Park Apartments);
  Series 2000 A, Multi-Family Housing RB
  (INS-MBIA Insurance Corp.) 6.10%,
  08/01/30(b)(c)                                --      Aaa      $1,000     $  1,046,290
----------------------------------------------------------------------------------------
Brazos (County of) Health Facilities
  Development Corp. (Franciscan Services
  Corp. Obligated Group); Series 1997 A, RB
  (INS-MBIA Insurance Corp.) 5.38%,
  01/01/22(b)(c)                               AAA      Aaa       1,250        1,275,688
----------------------------------------------------------------------------------------
Carroll (City of) Independent School
  District; Series 2001 Unlimited Tax GO
  5.25%, 02/15/11(b)(e)(f)                     AAA      Aaa         955          999,408
----------------------------------------------------------------------------------------
  Unlimited Tax GO (CEP-Texas Permanent
  School Fund) 5.25%, 02/15/33(b)              AAA      Aaa         395          406,392
----------------------------------------------------------------------------------------
Cisco (City of) Junior College District;
  Series 2002, Refunding Consolidated RB
  (INS-Ambac Assurance Corp.) 5.25%,
  07/01/26(b)(c)                                --      Aaa       1,000        1,042,520
----------------------------------------------------------------------------------------
Cleveland (City of) Independent School
  District; Series 2001 Unlimited Tax GO
  5.13%, 02/01/11(b)(e)(f)                     AAA      Aaa       1,680        1,750,526
----------------------------------------------------------------------------------------
  Unlimited Tax GO (CEP-Texas Permanent
  School Fund) 5.13%, 02/01/31(b)              AAA      Aaa         320          327,021
----------------------------------------------------------------------------------------
Comal (County of) Independent School
  District; Series 2001 Refunding School
  Building Unlimited Tax GO 5.25%,
  02/01/11(b)(e)(f)                            NRR      Aaa       1,130        1,182,014
----------------------------------------------------------------------------------------
  Refunding School Building Unlimited Tax GO
  (CEP-Texas Permanent School Fund) 5.25%,
  02/01/28(b)                                   --      Aaa         870          896,552
----------------------------------------------------------------------------------------
  Series 1999 Refunding Unlimited Tax GO
  5.75%, 08/01/09(b)(e)(f)                     NRR      Aaa       1,000        1,037,890
----------------------------------------------------------------------------------------
Denton (City of) Utility System; Series 2000
  A, RB 5.40%, 12/01/10(b)(e)(f)               AAA      Aaa       1,000        1,049,520
----------------------------------------------------------------------------------------
Galena Park (City of) Independent School
  District; Series 1996, Refunding Capital
  Appreciation Unlimited Tax GO (CEP-Texas
  Permanent School Fund) 5.89%,
  08/15/23(b)(d)                                --      Aaa       2,000          954,080
----------------------------------------------------------------------------------------
Grapevine (City of); Series 2000, Limited Tax
  General Obligation Ctfs.
  5.88%, 08/15/10(b)(e)(f)                     AAA      Aaa       1,610        1,704,845
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care); Series 2001 A, Hospital RB 6.38%,
  06/01/11(b)(e)(f)                            NRR      NRR      $  750     $    821,835
----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital); Series 2002, RB
  5.13%, 08/15/12(b)(e)(f)                     AAA      NRR       1,000        1,055,480
----------------------------------------------------------------------------------------
  Series 2001 A, RB
  5.38%, 08/15/11(b)(e)(f)                     AAA      NRR       1,000        1,056,450
----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A, Hospital
  RB 5.25%, 10/01/29(b)(e)(f)                  NRR      NRR       2,000        2,079,640
----------------------------------------------------------------------------------------
Harris (County of)-Houston (City of) Sports
  Authority; Series 2001 B, Refunding Jr.
  Lien RB (INS-MBIA Insurance Corp.) 5.25%,
  11/15/40(b)(c)                               AAA      Aaa       5,000        5,213,500
----------------------------------------------------------------------------------------
Harris (County of); Series 2002, Refunding
  Limited Tax GO 5.13%, 08/15/12(b)(e)(f)      NRR      NRR       2,000        2,110,960
----------------------------------------------------------------------------------------
Houston (City of) Airport System; Series 2000
  B, Sub.-Lien RB (INS-Financial Security
  Assurance Inc.)
  5.50%, 07/01/30(b)(c)                        AAA      Aaa       1,000        1,033,300
----------------------------------------------------------------------------------------
Houston (City of) Water & Sewer System;
  Series 1997 C, Jr. Lien RB 5.38%,
  12/01/07(b)(e)(f)                            AAA      Aaa       2,495        2,532,899
----------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Series 1999, Limited Tax GO
  6.13%, 02/15/09(b)(e)(f)                     AAA      Aaa       1,500        1,552,350
----------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Series 2007, School Building Unlimited Tax
  GO (CEP-Texas Permanent School Fund)
  4.75%, 08/15/32(b)                           AAA      Aaa       1,000          999,980
----------------------------------------------------------------------------------------
Keller (City of) Independent School District;
  Series 2001,
  Refunding Unlimited Tax GO 5.25%,
  08/15/11(b)(e)(f)                            AAA      Aaa       1,775        1,868,347
----------------------------------------------------------------------------------------
  Refunding Unlimited Tax GO (CEP-Texas
  Permanent School Fund)
  5.25%, 08/15/26(b)                           AAA      Aaa         225          233,255
----------------------------------------------------------------------------------------
Laredo (City of) Community College District;
  Series 2002 Limited Tax GO
  5.25%, 08/01/12(b)(e)(f)                     AAA      Aaa       1,000        1,061,660
----------------------------------------------------------------------------------------
  5.25%, 08/01/12(b)(e)(f)                     AAA      Aaa       1,000        1,061,660
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Little Elm (City of) Independent School
  District; Series 1999,
  Unlimited Tax GO 6.00%, 08/15/09(b)(e)(f)    AAA      NRR      $3,890     $  4,058,982
----------------------------------------------------------------------------------------
  Series 1999
  Unlimited Tax GO (CEP-Texas Permanent
  School Fund)
  6.00%, 08/15/35(b)                           AAA       --         110          114,604
----------------------------------------------------------------------------------------
  Series 2000
  Unlimited Tax GO 6.13%, 08/15/10(b)(e)(f)    AAA      NRR         980        1,044,680
----------------------------------------------------------------------------------------
  Unlimited Tax GO (CEP-Texas Permanent
  School Fund) 6.13%, 08/15/35(b)              AAA       --          20           21,249
----------------------------------------------------------------------------------------
Lubbock (City of) Health Facilities
  Development Corp. (St. Joseph Health
  System); Series 1998, RB 5.25%, 07/01/13(b)  AA-      Aa3       1,000        1,019,690
----------------------------------------------------------------------------------------
Manor (City of) Independent School District;
  Series 2004, Refunding Unlimited Tax GO
  (CEP-Texas Permanent School Fund) 5.00%,
  08/01/27(b)                                  AAA      Aaa       1,000        1,030,930
----------------------------------------------------------------------------------------
Montgomery (County of); Series 2000,
  Permanent Improvement Limited Tax GO 5.25%,
  09/01/10(b)(e)(f)                            AAA      Aaa       1,000        1,041,710
----------------------------------------------------------------------------------------
Nacogdoches (City of) Independent School
  District; Series 2001 Refunding Unlimited
  Tax GO 5.30%, 02/15/11(b)(e)(f)              AAA      Aaa       2,480        2,599,362
----------------------------------------------------------------------------------------
  Refunding Unlimited Tax GO (CEP-Texas
  Permanent School Fund)
  5.30%, 02/15/25(b)                           AAA      Aaa         285          295,001
----------------------------------------------------------------------------------------
North Central Texas Health Facilities
  Development Corp. (Texas Health Resources
  System); Series 1997 B, RB
  5.75%, 02/15/08(b)(e)(f)                     AAA      Aaa       2,000        2,060,540
----------------------------------------------------------------------------------------
Northside Independent School District; Series
  1999 A, Unlimited Tax GO
  5.50%, 08/15/09(b)(e)(f)                     AAA      Aaa       1,000        1,033,740
----------------------------------------------------------------------------------------
Pasadena (City of); Series 2002, Limited Tax
  General Obligation Ctfs.
  5.25%, 04/01/11(b)(e)(f)                     AAA      Aaa       2,000        2,096,060
----------------------------------------------------------------------------------------
Pflugerville (City of) Independent School
  District; Series 2000, Unlimited Tax GO
  5.50%, 08/15/10(b)(e)(f)                     AAA      Aaa       1,615        1,692,940
----------------------------------------------------------------------------------------
Plano (City of); Series 2000, Limited Tax GO
  5.88%, 09/01/10(b)(e)(f)                     AAA      Aaa         850          900,745
----------------------------------------------------------------------------------------

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Richardson (City of); Series 2001,
  Limited Tax General Obligation Ctfs.
  5.00%, 02/15/19(b)                           AA+      Aa1      $1,720     $  1,767,558
----------------------------------------------------------------------------------------
  Series 2000 A
  Hotel Occupancy Limited Tax General
  Obligation Ctfs.
  5.75%, 02/15/10(b)(e)(f)                     AAA      Aaa       2,000        2,093,320
----------------------------------------------------------------------------------------
Rockwall Independent School District; Series
  2003, School Building Unlimited Tax GO
  (CEP-Texas Permanent School Fund)
  5.25%, 02/15/29(b)                           AAA      Aaa       1,000        1,045,320
----------------------------------------------------------------------------------------
San Angelo (City of) Waterworks & Sewer
  System; Series 2001, Refunding &
  Improvement RB (INS-Financial Security
  Assurance Inc.)
  5.25%, 04/01/19(b)(f)                        AAA      Aaa       1,000        1,041,090
----------------------------------------------------------------------------------------
San Antonio (City of) Independent School
  District; Series 1999, Unlimited Tax GO
  5.50%, 08/15/09(b)(e)(f)                     AAA      Aaa       3,500        3,618,090
----------------------------------------------------------------------------------------
San Antonio (City of); Series 2000 A
  Limited Tax GO
  5.38%, 02/01/11(b)(e)(f)                     NRR      NRR       1,185        1,243,563
----------------------------------------------------------------------------------------
  Series 1999
  Refunding Water RB
  5.88%, 11/15/09(b)(e)(f)                     NRR      NRR       1,000        1,045,350
----------------------------------------------------------------------------------------
San Marcos Consolidated Independent School
  District; Series 2007 School Building
  Unlimited Tax GO (CEP-Texas Permanent
  School Fund) 4.75%, 08/01/26(b)              AAA      Aaa         760          766,019
----------------------------------------------------------------------------------------
  4.75%, 08/01/27(b)                           AAA      Aaa         795          799,396
----------------------------------------------------------------------------------------
Schertz-Cibolo-Universal City Independent
  School District; Series 2001, Refunding &
  Building Unlimited Tax GO (CEP-Texas
  Permanent School Fund)
  5.13%, 08/01/25(b)                            --      Aaa       1,535        1,582,723
----------------------------------------------------------------------------------------
Southlake (City of); Series 2004, Refunding
  Limited Tax GO (INS-Ambac Assurance Corp.)
  5.20%, 02/15/26(b)(c)                        AAA      Aaa       1,000        1,043,880
----------------------------------------------------------------------------------------
Spring Branch Independent School District;
  Series 2000, Limited Tax GO
  5.75%, 02/01/10(b)(e)(f)                     AAA      Aaa       5,000        5,229,950
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Texas (State of); Series 2001 A Refunding
  Water Development Unlimited Tax GO 5.25%,
  08/01/35(b)                                   AA      Aa1      $1,840     $  1,913,103
----------------------------------------------------------------------------------------
  Series 1999
  Water Financial Assistance Unlimited Tax GO
  5.50%, 08/01/24(b)                            AA      Aa1       1,500        1,542,720
----------------------------------------------------------------------------------------
Texas Public Property Finance Corp. (Mental
  Health & Mental Retardation); Series 1996,
  RB 6.20%, 09/01/16(b)                        BBB       --         215          216,520
----------------------------------------------------------------------------------------
Town Center Improvement District; Series
  2001, Sales & Hotel Occupancy Tax RB
  (INS-Financial Guaranty Insurance Co.)
  5.13%, 03/01/21(b)(c)                        AAA      Aaa       2,500        2,576,000
----------------------------------------------------------------------------------------
  5.13%, 03/01/23(b)(c)                        AAA      Aaa       1,000        1,028,060
----------------------------------------------------------------------------------------
  5.25%, 03/01/27(b)(c)                        AAA      Aaa       2,800        2,890,048
----------------------------------------------------------------------------------------
United Independent School District; Series
  2000, Unlimited Tax GO 5.13%,
  08/15/26(b)(f)                               AAA      Aaa       1,000        1,032,400
----------------------------------------------------------------------------------------
University of Texas Financing System; Series
  1999 B, RB 5.70%, 08/15/09(b)(e)(f)          AAA      Aaa       1,000        1,037,620
----------------------------------------------------------------------------------------
Waxahachie Independent School District;
  Series 2002,
  Refunding School Building & Unlimited Tax
  GO (CEP-Texas Permanent School Fund) 5.25%,
  08/15/26(b)                                   --      Aaa       3,400        3,524,746
----------------------------------------------------------------------------------------
  5.25%, 08/15/30(b)                            --      Aaa       2,890        2,987,393
----------------------------------------------------------------------------------------
  5.38%, 08/15/27(b)                            --      Aaa       2,000        2,084,060
----------------------------------------------------------------------------------------
West University Place (City of); Series 2000,
  Permanent Improvement Limited Tax GO
  5.30%, 02/01/10(b)(e)(f)                     AAA      Aaa       1,000        1,035,380
----------------------------------------------------------------------------------------
  5.35%, 02/01/10(b)(e)(f)                     AAA      Aaa       2,150        2,228,604
----------------------------------------------------------------------------------------
Ysleta (City of) Independent School District
  Public Facilities Corp.; Series 2001,
  Refunding Lease RB (INS-Ambac Assurance
  Corp.) 5.38%, 11/15/24(b)(c)                 AAA      Aaa       1,300        1,331,070
========================================================================================
                                                                             104,791,613
========================================================================================

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

UTAH-0.36%

Salt Lake (County of) (Westminster College
  Project); Series 1997, College RB
  5.75%, 10/01/07(b)(e)(f)                     BBB      NRR      $1,000     $  1,013,080
----------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency; Sub.
  Series 2000 B-1, Single Family Mortgage RB
  (CEP-FHA/VA) 6.00%, 07/01/10(b)(h)           AA-      Aa3          35           35,018
----------------------------------------------------------------------------------------
Washington City (City of); Series 2003, Sales
  Tax RB (INS-Ambac Assurance Corp.) 5.00%,
  11/15/23(b)(c)                               AAA      Aaa         915          946,824
========================================================================================
                                                                               1,994,922
========================================================================================

VERMONT-0.19%

Vermont (State of) Educational & Health
  Buildings Financing Agency (Fletcher Allen
  Health Care); Series 2000 A, Hospital RB
  (INS-Ambac Assurance Corp.) 6.00%,
  12/01/23(b)(c)                               AAA      Aaa       1,000        1,068,180
========================================================================================

VIRGINIA-2.06%

Fairfax (County of) Industrial Development
  Authority (Inova Health System Project);
  Series 1993, RB (INS-Financial Security
  Assurance Inc.) 5.25%, 08/15/19(b)(c)        AAA      Aaa       1,250        1,360,125
----------------------------------------------------------------------------------------
Fauquier (County of) Industrial Development
  Authority; Series 2002,
  Hospital IDR (CEP-Radian Reinsurance Inc.)
  5.25%, 10/01/31(b)                            AA       --       1,000        1,033,660
----------------------------------------------------------------------------------------
  5.50%, 10/01/17(b)                            AA       --         500          539,660
----------------------------------------------------------------------------------------
Henrico (County of) Economic Development
  Authority (Virginia United Methodist
  Homes); Series 2002 A, Refunding
  Residential Care Facility RB 6.50%,
  06/01/22(b)(g)                                --       --       2,000        2,115,360
----------------------------------------------------------------------------------------
King George (County of) Industrial
  Development Authority; Series 2004, Lease
  RB (INS-Financial Security Assurance Inc.)
  5.00%, 03/01/25(b)(c)                        AAA      Aaa       1,100        1,145,595
----------------------------------------------------------------------------------------
Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Series 2001, Refunding & Improvement
  Hospital RB (INS-ACA Financial Guaranty
  Corp.)
  6.00%, 12/01/22(b)(c)                          A       --       1,000        1,048,470
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

VIRGINIA-(CONTINUED)

Richmond (City of) Public Utilities; Series
  2007 RB (INS-Financial Security Assurance
  Inc.) 4.50%, 01/15/33(b)(c)                  AAA      Aaa      $1,000     $    976,270
----------------------------------------------------------------------------------------
  Series 2004 RB (INS-Financial Security
  Assurance Inc.) 5.00%, 01/15/27(b)(c)        AAA      Aaa       1,560        1,625,910
----------------------------------------------------------------------------------------
Virginia (State of) Housing Development
  Authority; Series 2000 D, RB 5.70%,
  04/01/11(b)(h)                               AA+      Aa1       1,500        1,556,700
========================================================================================
                                                                              11,401,750
========================================================================================

WASHINGTON-3.17%

Everett (City of) Public Facilities District;
  Series 2007 A, Limited Sales Tax &
  Interlocal RB 5.00%, 12/01/23(b)               A       --       1,135        1,175,701
----------------------------------------------------------------------------------------
King (County of); Series 1999, Sewer RB
  5.50%, 01/01/09(b)(e)(f)                     AAA      Aaa       1,000        1,033,150
----------------------------------------------------------------------------------------
Klickitat (County of) Public Utility District
  No. 1; Series 2006 B
  Refunding Electric RB (INS-Financial
  Guaranty Insurance Co.) 5.00%,
  12/01/23(b)(c)                                --      Aaa       3,000        3,133,980
----------------------------------------------------------------------------------------
  5.00%, 12/01/24(b)(c)                         --      Aaa       2,000        2,089,320
----------------------------------------------------------------------------------------
Pierce (County of) White River School
  District No. 416; Series 2000, Unlimited
  Tax GO 5.35%, 12/01/09(b)                     --      Aa1       1,550        1,603,305
----------------------------------------------------------------------------------------
Renton (City of); Series 2006, Limited Tax GO
  (INS-MBIA Insurance Corp.) 5.00%,
  12/01/28(b)(c)                               AAA      Aaa       2,000        2,083,100
----------------------------------------------------------------------------------------
Skagit (County of) Public Hospital District
  No. 001 (Skagit Valley Hospital); Series
  2005, RB 5.38%, 12/01/22(b)                   --     Baa2         500          515,355
----------------------------------------------------------------------------------------
Thurston (County of) School District No. 111
  (Olympia); Series 2005 A, Unlimited Tax GO
  (INS-MBIA Insurance Corp.) 5.00%,
  12/01/22(b)(c)                               AAA      Aaa       3,725        3,895,083
----------------------------------------------------------------------------------------
Washington (State of) Health Care Facilities
  Authority (Providence Health System
  Project); Series 2001 A, RB (INS-MBIA
  Insurance Corp.) 5.25%, 10/01/21(b)(c)       AAA      Aaa       2,000        2,082,400
========================================================================================
                                                                              17,611,394
========================================================================================

AIM Municipal Bond Fund


                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

WISCONSIN-1.46%

Adams-Friendship (Cities of) School District;
  Series 1996, Refunding Unlimited Tax GO
  (INS-Ambac Assurance Corp.) 6.50%,
  04/01/15(b)(c)                               AAA      Aaa      $1,340     $  1,550,474
----------------------------------------------------------------------------------------
Kimberly (City of) Area School District;
  Series 2005, Refunding Unlimited Tax GO
  5.00%, 03/01/15(b)(e)(f)                     NRR      Aaa       2,295        2,448,329
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(a)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Sinai Samaritan
  Medical Center Inc.); Series 1996, RB
  (INS-MBIA Insurance Corp.) 5.75%,
  08/15/16(b)(c)                               AAA      Aaa      $1,500     $  1,516,395
----------------------------------------------------------------------------------------
Wisconsin (State of); Series 2000 C,
  Unlimited Tax GO 5.50%, 05/01/10(b)(e)(f)    NRR      NRR       2,500        2,610,275
========================================================================================
                                                                               8,125,473
========================================================================================
TOTAL INVESTMENTS-99.43% (Cost $525,880,254)                                 551,692,240
========================================================================================
OTHER ASSETS LESS LIABILITIES-0.57%                                            3,134,970
========================================================================================
NET ASSETS-100.00%                                                          $554,827,210
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificates of Participation
Ctfs. - Certificates
FHA   - Federal Housing Administration
GNMA  - Government National Mortgage Association
GO    - General Obligation Bonds
Gtd.  - Guaranteed
IDR   - Industrial Development Revenue Bonds

INS      - Insurer
Jr.      - Junior
NRR      - Not Re-Rated
PCR      - Pollution Control Revenue Bonds
RB       - Revenue Bonds
Sr.      - Senior
Sub.     - Subordinated
TAN      - Tax Anticipation Notes
VA       - Department of Veterans Affairs
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security. Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2007 was $551,692,240, which represented 99.43% of the Fund's Net Assets. See
    Note 1A.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(h) Security subject to the alternative minimum tax.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS:

Investments, at value (Cost $525,880,254)      $551,692,240
-----------------------------------------------------------
Receivables for:
  Investments sold                                3,944,580
-----------------------------------------------------------
  Fund shares sold                                  904,490
-----------------------------------------------------------
  Interest                                        7,654,626
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                              124,738
-----------------------------------------------------------
Other assets                                         26,317
===========================================================
    Total assets                                564,346,991
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           7,405,509
-----------------------------------------------------------
  Fund shares reacquired                            778,054
-----------------------------------------------------------
  Amount due custodian                              327,672
-----------------------------------------------------------
  Dividends                                         595,437
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                173,451
-----------------------------------------------------------
Accrued distribution fees                           130,959
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,496
-----------------------------------------------------------
Accrued transfer agent fees                          48,347
-----------------------------------------------------------
Accrued operating expenses                           57,856
===========================================================
    Total liabilities                             9,519,781
===========================================================
Net assets applicable to shares outstanding    $554,827,210
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $536,374,977
-----------------------------------------------------------
Undistributed net investment income                   6,232
-----------------------------------------------------------
Undistributed net realized gain (loss)           (7,365,985)
-----------------------------------------------------------
Unrealized appreciation                          25,811,986
===========================================================
                                               $554,827,210
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $371,585,064
___________________________________________________________
===========================================================
Class B                                        $ 29,224,370
___________________________________________________________
===========================================================
Class C                                        $ 14,853,467
___________________________________________________________
===========================================================
Investor Class                                 $139,164,309
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          46,794,065
___________________________________________________________
===========================================================
Class B                                           3,673,885
___________________________________________________________
===========================================================
Class C                                           1,871,596
___________________________________________________________
===========================================================
Investor Class                                   17,509,340
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       7.94
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $7.94 divided by
      95.25%)                                  $       8.34
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       7.95
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       7.94
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       7.95
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:

Interest                                                      $27,774,145
=========================================================================

EXPENSES:

Advisory fees                                                   2,382,416
-------------------------------------------------------------------------
Administrative services fees                                      156,987
-------------------------------------------------------------------------
Custodian fees                                                     21,504
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         890,030
-------------------------------------------------------------------------
  Class B                                                         354,770
-------------------------------------------------------------------------
  Class C                                                         158,445
-------------------------------------------------------------------------
  Investor Class                                                  165,950
-------------------------------------------------------------------------
Transfer agent fees                                               422,186
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          33,845
-------------------------------------------------------------------------
Other                                                             262,213
=========================================================================
    Total expenses                                              4,848,346
=========================================================================
Less: Expenses reimbursed and expense offset arrangement(s)       (18,036)
=========================================================================
    Net expenses                                                4,830,310
=========================================================================
Net investment income                                          22,943,835
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from investment securities                      305,729
=========================================================================
Change in net unrealized appreciation (depreciation)           (3,719,598)
=========================================================================
Net realized and unrealized gain (loss)                        (3,413,869)
=========================================================================
Net increase in net assets resulting from operations          $19,529,966
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2007 and 2006

                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 22,943,835    $ 21,218,483
------------------------------------------------------------------------------------------
  Net realized gain                                                305,729         597,183
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)          (3,719,598)    (10,899,465)
==========================================================================================
    Net increase in net assets resulting from operations        19,529,966      10,916,201
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (14,894,492)    (12,079,652)
------------------------------------------------------------------------------------------
  Class B                                                       (1,222,831)     (1,754,717)
------------------------------------------------------------------------------------------
  Class C                                                         (546,275)       (656,984)
------------------------------------------------------------------------------------------
  Investor Class                                                (6,255,792)     (6,979,831)
==========================================================================================
    Decrease in net assets resulting from distributions        (22,919,390)    (21,471,184)
==========================================================================================
Share transactions-net:
  Class A                                                       49,555,066      67,216,137
------------------------------------------------------------------------------------------
  Class B                                                      (11,030,331)    (13,675,989)
------------------------------------------------------------------------------------------
  Class C                                                       (2,970,241)       (801,822)
------------------------------------------------------------------------------------------
  Investor Class                                                (8,090,619)     (9,517,949)
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               27,463,875      43,220,377
==========================================================================================
    Net increase in net assets                                  24,074,451      32,665,394
==========================================================================================

NET ASSETS:

  Beginning of year                                            530,752,759     498,087,365
==========================================================================================
  End of year (including undistributed net investment income
    of $6,232 and $(18,213), respectively)                    $554,827,210    $530,752,759
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

AIM Municipal Bond Fund

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- Municipal securities may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well, as the economics of the regions where the issuers in which the Fund invests are located.

J. LOWER-RATED SECURITIES -- The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2007, INVESCO reimbursed expenses of the Fund in the amount of $2,653.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of the each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2007, ADI advised the Fund that it retained

AIM Municipal Bond Fund

$37,622 in front-end sales commissions from the sale of Class A shares and $994, $12,485 and $2,686 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended July 31, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $15,383.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2007, the Fund paid legal fees of $5,869 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2007 and 2006 was as follows:

                                                                 2007           2006
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- Tax Exempt         $22,880,152    $21,426,381
----------------------------------------------------------------------------------------
Distributions paid from ordinary income -- Taxable                 39,238         44,803
========================================================================================
Total distributions                                           $22,919,390    $21,471,184
________________________________________________________________________________________
========================================================================================

AIM Municipal Bond Fund


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    124,205
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                        25,762,003
----------------------------------------------------------------------------
Temporary book/tax differences                                      (134,772)
----------------------------------------------------------------------------
Capital loss carryforward                                         (7,299,203)
----------------------------------------------------------------------------
Shares of beneficial interest                                    536,374,977
============================================================================
Total net assets                                                $554,827,210
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and bond market discount amortization.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $305,729 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2008                                                    $7,299,203
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO Tax-Free Bond Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2007 was $168,442,238 and $124,904,096, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $26,996,011
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,234,008)
===============================================================================
Net unrealized appreciation of investment securities               $25,762,003
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $525,930,237.

AIM Municipal Bond Fund

NOTE 8--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                    YEAR ENDED
                                                                    JULY 31, 2007                 JULY 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     12,843,089    $103,312,561    13,792,352    $110,433,245
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        490,591       3,963,338       574,338       4,361,651
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        225,342       1,817,955       541,807       4,353,520
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 372,225       2,994,443       474,130       3,823,394
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,222,485       9,836,873       823,983       6,624,139
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         87,611         706,929       128,684       1,037,348
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         43,027         346,277        53,644         431,221
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 562,443       4,532,451       624,966       5,032,630
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        762,554       6,128,505       866,380       6,957,836
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (761,056)     (6,128,505)     (864,999)     (6,957,836)
======================================================================================================================
Reacquired:
  Class A                                                     (8,674,246)    (69,722,873)   (7,073,086)    (56,799,083)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,187,478)     (9,572,093)   (1,535,807)    (12,387,152)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (637,929)     (5,134,473)     (693,986)     (5,586,563)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (1,940,619)    (15,617,513)   (2,282,548)    (18,373,973)
======================================================================================================================
                                                               3,408,039    $ 27,463,875     5,429,858    $ 43,220,377
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008 as required.

AIM Municipal Bond Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------------
                                                                2007           2006        2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.99       $   8.16    $   8.01       $   7.96       $   8.06
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.34           0.35        0.36           0.37           0.37
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.05)         (0.16)       0.16           0.04          (0.09)
===============================================================================================================================
    Total from investment operations                              0.29           0.19        0.52           0.41           0.28
===============================================================================================================================
Less dividends from net investment income                        (0.34)         (0.36)      (0.37)         (0.36)         (0.38)
===============================================================================================================================
Net asset value, end of period                                $   7.94       $   7.99    $   8.16       $   8.01       $   7.96
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(a)                                                   3.62%          2.34%       6.55%          5.19%          3.43%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $371,585       $324,531    $263,013       $282,430       $328,280
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           0.84%(b)       0.86%       0.84%(c)       0.85%(c)       0.82%
===============================================================================================================================
Ratio of net investment income to average net assets              4.19%(b)       4.36%       4.46%          4.53%          4.55%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             23%            19%          7%            14%            20%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(b)  Ratios are based on average daily net assets of $356,011,998.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 0.85% and 0.86%, respectively.

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                               2007          2006       2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.00       $  8.17    $  8.02       $  7.98       $  8.07
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28          0.29       0.30          0.31          0.31
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.05)        (0.16)      0.16          0.03         (0.08)
==========================================================================================================================
    Total from investment operations                             0.23          0.13       0.46          0.34          0.23
==========================================================================================================================
Less dividends from net investment income                       (0.28)        (0.30)     (0.31)        (0.30)        (0.32)
==========================================================================================================================
Net asset value, end of period                                $  7.95       $  8.00    $  8.17       $  8.02       $  7.98
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                  2.85%         1.58%      5.76%         4.28%         2.79%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $29,224       $40,352    $55,112       $69,956       $97,030
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          1.59%(b)      1.61%      1.59%(c)      1.60%(c)      1.57%
==========================================================================================================================
Ratio of net investment income to average net assets             3.44%(b)      3.61%      3.71%         3.78%         3.80%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            23%           19%         7%           14%           20%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(b)  Ratios are based on average daily net assets of $35,476,974.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 1.60% and 1.61%, respectively.

AIM Municipal Bond Fund

                                                                                        CLASS C
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED JULY 31,
                                                              ------------------------------------------------------------
                                                               2007          2006       2005          2004          2003
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.98       $  8.16    $  8.00       $  7.96       $  8.06
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.28          0.29       0.30          0.31          0.31
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.04)        (0.17)      0.17          0.03         (0.09)
==========================================================================================================================
    Total from investment operations                             0.24          0.12       0.47          0.34          0.22
==========================================================================================================================
Less dividends from net investment income                       (0.28)        (0.30)     (0.31)        (0.30)        (0.32)
==========================================================================================================================
Net asset value, end of period                                $  7.94       $  7.98    $  8.16       $  8.00       $  7.96
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                  2.98%         1.45%      5.90%         4.29%         2.67%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $14,853       $17,887    $19,084       $21,391       $25,425
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          1.59%(b)      1.61%      1.59%(c)      1.60%(c)      1.57%
==========================================================================================================================
Ratio of net investment income to average net assets             3.44%(b)      3.61%      3.71%         3.78%         3.80%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                            23%           19%         7%           14%           20%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(b)  Ratios are based on average daily net assets of $15,844,533.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 1.60% and 1.61%, respectively.

                                                                                     INVESTOR CLASS
                                                              ------------------------------------------------------------
                                                                                                        SEPTEMBER 30, 2003
                                                                                                           (DATE SALES
                                                                      YEAR ENDED JULY 31,                 COMMENCED) TO
                                                              -----------------------------------            JULY 31,
                                                                2007           2006        2005                2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.99       $   8.17    $   8.02            $   8.16
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.35           0.36        0.37                0.32
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.04)         (0.17)       0.16               (0.16)
==========================================================================================================================
    Total from investment operations                              0.31           0.19        0.53                0.16
==========================================================================================================================
Less dividends from net investment income                        (0.35)         (0.37)      (0.38)              (0.30)
==========================================================================================================================
Net asset value, end of period                                $   7.95       $   7.99    $   8.17            $   8.02
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                   3.88%          2.35%       6.70%               2.03%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $139,164       $147,982    $160,879            $167,571
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                           0.71%(b)       0.72%       0.74%(c)            0.65%(c)(d)
==========================================================================================================================
Ratio of net investment income to average net assets              4.32%(b)       4.50%       4.56%               4.73%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                          23%            19%          7%                 14%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $144,785,175.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the year ended July 31, 2005 and for the period September 30, 2003 (date sales commenced) to July 31, 2004 was 0.75% and 0.72% (annualized), respectively.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Municipal Bond Fund


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Distribution Plans were due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

AIM Municipal Bond Fund

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Municipal Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities and Shareholders of AIM Municipal Bond Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Municipal Bond Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

September 18, 2007
Houston, Texas

AIM MUNICIPAL BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   expenses you paid for the period. You may
                                             together with the amount you invested, to    use this information to compare the
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     ongoing costs of investing in the Fund and
two types of costs: (1) transaction costs,   the period. Simply divide your account       other funds. To do so, compare this 5%
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      hypothetical example with the 5%
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
sales charges on redemptions; and            then multiply the result by the number in    shareholder reports of the other funds.
redemption fees, if any; and (2) ongoing     the table under the heading entitled
costs, including management fees;            "Actual Expenses Paid During Period" to         Please note that the expenses shown
distribution and/or service fees (12b-1);    estimate the expenses you paid on your       in the table are meant to highlight your
and other Fund expenses. This example is     account during this period.                  ongoing costs only and do not reflect any
intended to help you understand your                                                      transactional costs, such as sales charges
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
the Fund and to compare these costs with     PURPOSES                                     deferred sales charges on redemptions, and
ongoing costs of investing in other mutual                                                redemption fees, if any. Therefore, the
funds. The example is based on an            The table below also provides information    hypothetical information is useful in
investment of $1,000 invested at the         about hypothetical account values and        comparing ongoing costs only, and will not
beginning of the period and held for the     hypothetical expenses based on the Fund's    help you determine the relative total
entire period February 1, 2007, through      actual expense ratio and an assumed rate     costs of owning different funds. In
July 31, 2007.                               of return of 5% per year before expenses,    addition, if these transactional costs
                                             which is not the Fund's actual return.       were included, your costs would have been
ACTUAL EXPENSES                                                                           higher.
                                                The hypothetical account values and
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.   actual ending account balance or

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,008.50               $4.18        $1,020.63             $4.21             0.84%
   B                1,000.00               1,003.60                7.90         1,016.91              7.95             1.59
   C                1,000.00               1,004.80                7.90         1,016.91              7.95             1.59
Investor            1,000.00               1,009.20                3.59         1,021.22              3.61             0.72

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM MUNICIPAL BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        may have occurred since that date,
Investment Securities Funds is required      Investments Committee considers each         including but not limited to changes to
under the Investment Company Act of 1940     Sub-Committee's recommendations and makes    the Fund's performance, advisory fees,
to approve annually the renewal of the AIM   its own recommendations regarding the        expense limitations and/or fee waivers.
Municipal Bond Fund (the Fund) investment    performance, fees and expenses of the AIM
advisory agreement with A I M Advisors,      Funds to the full Board. Moreover, the       A. NATURE, EXTENT AND QUALITY OF SERVICES
Inc. (AIM). During contract renewal          Investments Committee considers each            PROVIDED BY AIM
meetings held on June 25-27, 2007, the       Sub-Committee's recommendations in making
Board as a whole and the disinterested or    its annual recommendation to the Board       The Board reviewed the advisory services
"independent" Trustees, voting separately,   whether to approve the continuance of each   provided to the Fund by AIM under the
approved the continuance of the Fund's       AIM Fund's investment advisory agreement     Fund's advisory agreement, the performance
investment advisory agreement for another    and sub-advisory agreement, if applicable    of AIM in providing these services, and
year, effective July 1, 2007. In doing so,   (advisory agreements), for another year.     the credentials and experience of the
the Board determined that the Fund's                                                      officers and employees of AIM who provide
advisory agreement is in the best               The independent Trustees, as              these services. The Board's review of the
interests of the Fund and its shareholders   mentioned above, are assisted in their       qualifications of AIM to provide these
and that the compensation to AIM under the   annual evaluation of the advisory            services included the Board's
Fund's advisory agreement is fair and        agreements by the independent Senior         consideration of AIM's portfolio and
reasonable.                                  Officer. One responsibility of the Senior    product review process, various back
                                             Officer is to manage the process by which    office support functions provided by AIM,
   The independent Trustees met separately   the AIM Funds' proposed management fees      and AIM's equity and fixed income trading
during their evaluation of the Fund's        are negotiated during the annual contract    operations. The Board concluded that the
investment advisory agreement with           renewal process to ensure that they are      nature, extent and quality of the advisory
independent legal counsel from whom they     negotiated in a manner which is at arms'     services provided to the Fund by AIM were
received independent legal advice, and the   length and reasonable. Accordingly, the      appropriate and that AIM currently is
independent Trustees also received           Senior Officer must either supervise a       providing satisfactory advisory services
assistance during their deliberations from   competitive bidding process or prepare an    in accordance with the terms of the Fund's
the independent Senior Officer, a            independent written evaluation. The Senior   advisory agreement. In addition, based on
full-time officer of the AIM Funds who       Officer has recommended that an              their ongoing meetings throughout the year
reports directly to the independent          independent written evaluation be provided   with the Fund's portfolio managers, the
Trustees. The following discussion more      and, upon the direction of the Board, has    Board concluded that these individuals are
fully describes the process employed by      prepared an independent written              competent and able to continue to carry
the Board to evaluate the performance of     evaluation.                                  out their responsibilities under the
the AIM Funds (including the Fund)                                                        Fund's advisory agreement.
throughout the year and, more                   During the annual contract renewal
specifically, during the annual contract     process, the Board considered the factors       In determining whether to continue
renewal meetings.                            discussed below under the heading "Factors   the Fund's advisory agreement, the Board
                                             and Conclusions and Summary of Independent   considered the prior relationship between
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
                                             fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
The Board's Investments Committee has        advisory agreement at the contract renewal   concluded that it was beneficial to
established three Sub-Committees which are   meetings and at their meetings throughout    maintain the current relationship, in
responsible for overseeing the management    the year as part of their ongoing            part, because of such knowledge. The Board
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
the AIM Funds. This Sub-Committee            agreement was considered separately,         affiliates have taken over the last
structure permits the Trustees to focus on   although the Board also considered the       several years to improve the quality and
the performance of the AIM Funds that have   common interests of all of the AIM Funds     efficiency of the services they provide to
been assigned to them. The Sub-Committees    in their deliberations. The Board            the Funds in the areas of investment
meet throughout the year to review the       comprehensively considered all of the        performance, product line diversification,
performance of their assigned funds, and     information provided to them and did not     distribution, fund operations, shareholder
the Sub-Committees review monthly and        identify any particular factor that was      services and compliance. The Board
quarterly comparative performance            controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
information and periodic asset flow data     have evaluated the information provided      of the services AIM and its affiliates
for their assigned funds. These materials    differently from one another and             provide to the AIM Funds in each of these
are prepared under the direction and         attributed different weight to the various   areas have generally improved, and support
supervision of the independent Senior        factors. The Trustees recognized that the    the Board's approval of the continuance of
Officer. Over the course of each year, the   advisory arrangements and resulting          the Fund's advisory agreement.
Sub-Committees meet with portfolio           advisory fees for the Fund and the other
managers for their assigned funds and        AIM Funds are the result of years of         B. FUND PERFORMANCE
other members of management and review       review and negotiation between the
with these individuals the performance,      Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
investment objective(s), policies,           focus to a greater extent on certain         during the past one, three and five
strategies and limitations of these funds.   aspects of these arrangements in some        calendar years to the performance of funds
                                             years than others, and that the Trustees'    in the Fund's Lipper peer group that are
   In addition to their meetings             deliberations and conclusions in a           not managed by AIM, and against the
throughout the year, the Sub-Committees      particular year may be based in part on      performance of all funds in the Lipper
meet at designated contract renewal          their deliberations and conclusions of       General Municipal Debt Funds Index. The
meetings each year to conduct an in-depth    these same arrangements throughout the       Board also reviewed the methodology used
review of the performance, fees and          year and in prior years.                     by Lipper to identify the Fund's peers.
expenses of their assigned funds. During                                                  The Board noted that the Fund's
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       performance was comparable to the median
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           performance of its peers for the one,
data regarding all the AIM Funds prepared                                                 three and five year periods. The Board
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     noted that the Fund's performance was
under the direction and supervision of the   of the Senior Officer's independent          below the performance of the Index for the
independent Senior Officer who also          written evaluation, as well as a             one year period, and comparable to such
prepares a separate analysis of this         discussion of the material factors and       Index for the three and five year periods.
information for the Trustees. Each           related conclusions that formed the basis    The Board also considered the steps AIM
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       has taken over the last several years to
to the Investments Committee regarding the   advisory agreement. Unless otherwise         improve the quality and efficiency of the
performance, fees and                        stated, information set forth below is as    services that AIM provides to the AIM
                                             of June 27, 2007 and does not reflect any    Funds. The Board concluded that AIM
                                             changes that                                 continues to be responsive to the Board's
                                                                                                                         (continued)

AIM MUNICIPAL BOND FUND

focus on fund performance. Although the      of AIM, as well as the profitability of      cluded that, based on their review and
independent written evaluation of the        AIM in connection with managing the Fund.    representations made by AIM, these
Fund's Senior Officer (discussed below)      The Board noted that AIM continues to        arrangements were consistent with
only considered Fund performance through     operate at a net profit, although            regulatory requirements.
the most recent calendar year, the Board     increased expenses in recent years have
also reviewed more recent Fund performance   reduced the profitability of AIM and its
and this review did not change their         affiliates. The Board concluded that the
conclusions.                                 Fund's advisory fees were fair and
                                             reasonable, and that the level of profits
C. ADVISORY FEES AND FEE WAIVERS             realized by AIM and its affiliates from
                                             providing services to the Fund was not
The Board compared the Fund's contractual    excessive in light of the nature, quality
advisory fee rate to the contractual         and extent of the services provided. The
advisory fee rates of funds in the Fund's    Board considered whether AIM is
Lipper peer group that are not managed by    financially sound and has the resources
AIM, at a common asset level and as of the   necessary to perform its obligations under
end of the past calendar year. The Board     the Fund's advisory agreement, and
noted that the Fund's advisory fee rate      concluded that AIM has the financial
was below the median advisory fee rate of    resources necessary to fulfill these
its peers. The Board also reviewed the       obligations.
methodology used by Lipper and noted that
the contractual fee rates shown by Lipper    F. INDEPENDENT WRITTEN EVALUATION OF THE
include any applicable long-term                FUND'S SENIOR OFFICER
contractual fee waivers. The Board noted
that AIM does not serve as an advisor to     The Board noted that, upon their
other mutual funds or other clients with     direction, the Senior Officer of the Fund,
investment strategies comparable to those    who is independent of AIM and AIM's
of the Fund.                                 affiliates, had prepared an independent
                                             written evaluation to assist the Board in
   The Board noted that AIM has not          determining the reasonableness of the
proposed any advisory fee waivers or         proposed management fees of the AIM Funds,
expense limitations for the Fund. The        including the Fund. The Board noted that
Board concluded that it was not necessary    they had relied upon the Senior Officer's
at this time to discuss with AIM whether     written evaluation instead of a
to implement any such waivers or expense     competitive bidding process. In
limitations because the Fund's overall       determining whether to continue the Fund's
expense ratio was below the median expense   advisory agreement, the Board considered
ratio of the funds in the Fund's Lipper      the Senior Officer's written evaluation.
peer group that are not managed by AIM.
                                             G. COLLATERAL BENEFITS TO AIM AND ITS
   After taking account of the Fund's           AFFILIATES
contractual advisory fee rate, as well as
the comparative advisory fee information     The Board considered various other
discussed above, the Board concluded that    benefits received by AIM and its
the Fund's advisory fees were fair and       affiliates resulting from AIM's
reasonable.                                  relationship with the Fund, including the
                                             fees received by AIM and its affiliates
D. ECONOMIES OF SCALE AND BREAKPOINTS        for their provision of administrative,
                                             transfer agency and distribution services
The Board considered the extent to which     to the Fund. The Board considered the
there are economies of scale in AIM's        performance of AIM and its affiliates in
provision of advisory services to the        providing these services and the
Fund. The Board also considered whether      organizational structure employed by AIM
the Fund benefits from such economies of     and its affiliates to provide these
scale through contractual breakpoints in     services. The Board also considered that
the Fund's advisory fee schedule or          these services are provided to the Fund
through advisory fee waivers or expense      pursuant to written contracts which are
limitations. The Board noted that the        reviewed and approved on an annual basis
Fund's contractual advisory fee schedule     by the Board. The Board concluded that AIM
includes three breakpoints and that the      and its affiliates were providing these
level of the Fund's advisory fees, as a      services in a satisfactory manner and in
percentage of the Fund's net assets, has     accordance with the terms of their
decreased as net assets increased because    contracts, and were qualified to continue
of the breakpoints. Based on this            to provide these services to the Fund.
information, the Board concluded that the
Fund's advisory fees appropriately reflect      The Board considered the benefits
economies of scale at current asset          realized by AIM as a result of portfolio
levels. The Board also noted that the Fund   brokerage transactions executed through
shares directly in economies of scale        "soft dollar" arrangements. Under these
through lower fees charged by third party    arrangements, portfolio brokerage
service providers based on the combined      commissions paid by the Fund and/or other
size of all of the AIM Funds and             funds advised by AIM are used to pay for
affiliates.                                  research and execution services. The Board
                                             noted that soft dollar arrangements shift
E. PROFITABILITY AND FINANCIAL RESOURCES     the payment obligation for the research
   OF AIM                                    and executions services from AIM to the
                                             funds and therefore may reduce AIM's
The Board reviewed information from AIM      expenses. The Board also noted that
concerning the costs of the advisory and     research obtained through soft dollar
other services that AIM and its affiliates   arrangements may be used by AIM in making
provide to the Fund and the profitability    investment decisions for the Fund and may
of AIM and its affiliates in providing       therefore benefit Fund shareholders. The
these services. The Board also reviewed      Board concluded that AIM's soft dollar
information concerning the financial         arrangements were appropriate. The Board
condition of AIM and its affiliates. The     also con-
Board also reviewed with AIM the
methodology used to prepare the
profitability information. The Board
considered the overall profitability

AIM Municipal Bond Fund

TAX INFORMATION

Form 1099-DIV, Form 1099-INT, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2007:

       FEDERAL INCOME TAX

         Tax-Exempt Interest Dividends*                      99.83%




       * The above percentage is based on ordinary income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2006, January 31, 2007, April 30, 2007 and July 31, 2007 were 99.98%, 99.98%, 99.81%, and 99.98%, respectively.

AIM Municipal Bond Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); CompuDyne
                                             Corporation (provider of products and
                                             services to the public security market);
                                             and Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1990       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Municipal Bond Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director, Vice
                                             President and General Counsel, Fund
                                             Management Company; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President and General Counsel, Liberty
                                             Financial Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Chief Investment Officer
                                             and Executive Vice President, AIM Funds
                                             Management Inc. d/b/a AIM Trimark
                                             Investments; Senior Vice President and
                                             Head of Equity Investments, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark--
                                             Formerly: Director, Trimark Trust and
                                             A I M Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., INVESCO
                                             Private Capital Investments, Inc.
                                             (holding company), INVESCO Private
                                             Capital, Inc. (registered investment
                                             advisor) and INVESCO Senior Secured
                                             Management, Inc. (registered investment
                                             advisor); and Vice President, A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management
                                             Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           The Bank of New York
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           2 Hanson Place
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Brooklyn, NY 11217-1431
Floor                         1177 Avenue of the       Houston, TX 77210-4739
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund     FUND HOLDINGS AND PROXY VOTING INFORMATION
and account information via e-mail. Once your
quarterly statements, tax forms, fund reports,      The Fund provides a complete list of its holdings four times in each fiscal
and prospectuses are available, we will send you    year, at the quarter-ends. For the second and fourth quarters, the lists appear
an e-mail notification containing links to these    in the Fund's semiannual and annual reports to shareholders. For the first and
documents. For security purposes, you will need     third quarters, the Fund files the lists with the Securities and Exchange
to log in to your account to view your statements   Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
and tax forms.                                      available at AIMinvestments.com. From our home page, click on Products &
                                                    Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
WHY SIGN UP?                                        drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
Register for eDelivery to:                          Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
o    save your Fund the cost of printing and        Reference Room, including information about duplicating fee charges, by calling
     postage.                                       202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and
o    reduce the amount of paper you receive.        033-39519.

o    gain access to your documents faster by not    A description of the policies and procedures that the Fund uses to determine how
     waiting for the mail.                          to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM
o    view your documents online anytime at your     Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
     convenience.                                   Funds Proxy Policy. The information is also available on the SEC Web site,
                                                    sec.gov.
o    save the documents to your personal computer
     or print them out for your records.            Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web
HOW DO I SIGN UP?                                   site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
It's easy. Just follow these simple steps:          drop-down menu. The information is also available on the SEC Web site, sec.gov.

1.   Log in to your account.                        If used after October 20, 2007, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
2.   Click on the "Service Center" tab.             recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
3.   Select "Register for eDelivery" and complete
     the consent process.

This AIM service is provided by AIM Investment
Services, Inc.                                      MBD-AR-1                                                A I M Distributors, Inc.

                                                                                                            [AIM INVESTMENTS LOGO]
                                                                                                          -- REGISTERED TRADEMARK --

                              AIM REAL ESTATE FUND
                  ANNUAL REPORT TO SHAREHOLDERS o JULY 31, 2007

                               [COVER GLOBE IMAGE]

SECTOR EQUITY

Real Estate

Table of Contents

Letters to Shareholders ....................    2
Performance Summary ........................    4
Management Discussion ......................    4
Long-term Fund Performance .................    6
Supplemental Information ...................    8
Schedule of Investments ....................    9
Financial Statements .......................   11
Notes to Financial Statements ..............   14
Financial Highlights .......................   21
Auditor's Report ...........................   25
Fund Expenses ..............................   26
Approval of Advisory Agreement .............   27
Tax Information ............................   29
Trustees and Officers ......................   30

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

[GRAPHIC]    [GRAPHIC]     [GRAPHIC]
 [TARGET      [TARGET     [DIVERSIFIED
  RISK]      MATURITY]     PORTFOLIOS]

 [GRAPHIC]      [GRAPHIC]
  [SECTOR    [INTERNATIONAL/
  EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM REAL ESTATE FUND

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review, and what factors affected
    [TAYLOR                                  its performance. The following pages contain important information that answers
    PHOTO]                                   questions you may have about your investment.

                                                Despite a significant, albeit short-lived, stock market sell-off in late
   Philip Taylor                             February and early March--and a more severe stock market decline that began in
                                             July--major stock market indexes in the United States and abroad generally performed well for the 12 months ended July 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas;
                                             strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money as easily, the economy tends to slow.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o  Domestic, global and international equity funds

                                             o  Taxable and tax-exempt fixed-income funds

                                             o  Allocation portfolios, with risk/return characteristics to match your needs

                                             o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             IN CONCLUSION

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals.
                                             We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM
                                             Funds CEO, AIM Investments

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM REAL ESTATE FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
                                             Board of Trustees of the AIM Funds continues to focus on improved investment
    [CROCKETT                                performance, reduced shareholder costs, and high ethical standards. Since my
    PHOTO]                                   last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of
                                             AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has
   Bruce L. Crockett                         given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results.
                                             While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours. Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and
                                             AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email
                                             (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

AIM REAL ESTATE FUND

MANAGEMENT'S DISCUSSION                                                                   structure review to identify securities
OF FUND PERFORMANCE                                                                       with:
=======================================================================================
PERFORMANCE SUMMARY                                                                       o Quality underlying properties.

The fiscal year ended July 31, 2007, was volatile for AIM Real Estate Fund as the         o Solid management teams and flexible
U.S. real estate investment trust (REIT) market, as measured by the FTSE NAREIT           balance sheets.
Equity REITs Index, hit an all time high in February and then began a decline.(1,2)
For the year, the Fund trailed its broad market and peer group indexes, but               o Attractive valuations relative to peer
outperformed its style-specific index.(1) The Fund underperformed its broad market        investment alternatives.
index, the S&P 500 Index, because REITs were among the weakest performing market
segments during the year.(1) The Fund outperformed the FTSE NAREIT Equity REITs              We attempt to control risk by
Index, its style specific index, due primarily to strong stock selection relative to      diversifying property types and geographic
the index in lodging and resorts and office property types.(1)                            location as well as limiting the size of
                                                                                          any one holding.
   Your Fund's long-term performance appears later in this report.
                                                                                             We will consider selling a holding
FUND VS. INDEXES                                                                          when:

Total returns, 7/31/06-7/31/07, excluding applicable sales charges. If sales charges      o Relative valuation falls below desired
were included, returns would be lower.                                                    levels.

Class A Shares                                                                   1.98%    o Risk/return relationships change
Class B Shares                                                                   1.23     significantly.
Class C Shares                                                                   1.20
Class R Shares                                                                   1.75     o Company fundamentals change (property
Investor Class Shares                                                            1.95     type, geography or management changes).
S&P 500 Index(1) (Broad Market Index)                                           16.13
FTSE NAREIT Equity REITs Index(1) (Style-Specific Index)                         0.40     o A more attractive investment opportunity
MSCI U.S. REIT Index(3) (Former Style-Specific Index)                           -0.41     is identified.
Lipper Real Estate Funds Index(1) (Peer Group Index)                             3.30
                                                                                          MARKET CONDITIONS AND YOUR FUND
SOURCES: (1)LIPPER INC.; (2)BLOOMBERG L.P.; (3)A I M MANAGEMENT GROUP INC., BLOOMBERG
L.P.                                                                                      The fiscal year was characterized by
                                                                                          somewhat slower U.S. economic growth than
=======================================================================================   we have seen in the last few years.(4) The
                                                                                          preliminary estimate of real gross
HOW WE INVEST                                return that will perform at or above index   domestic product (GDP) was 4.0% during the
                                             levels with comparable levels of risk. We    second quarter of 2007.(4) However, this
Your Fund holds primarily real               use a fundamentals-driven investment         rate was substantially higher than the
estate-oriented securities. We focus on      process, including property market cycle     0.6% rate for the first quarter of 2007,
public companies whose value is driven by    analysis, property evaluation and            which was the lowest level of U.S. growth
tangible assets. Our goal is to create a     management and                               since the fourth quarter of 2002.(4)
fund focused on total                                                                     Despite concerns over a slowing economy,
                                                                                          U.S. equities posted solid returns during
==========================================   ==========================================   the fiscal year, leaving several major
                                                                                          market indexes such as the S&P 500 Index
PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                      near or at multi-year highs.(5) Strong
                                                                                          global economic growth, favorable
By property type                             1.  Simon Property Group, Inc.        7.8%   corporate earnings results and increased
                                                                                          merger and acquisition activity drove
Regional Malls                       17.6%   2.  ProLogis                          7.6    equity markets, offsetting concerns over
                                                                                          slowing U.S. growth, high energy prices
Office Properties                    14.6    3.  SL Green Realty Corp.             6.4    and sub-prime loan concerns late in the
                                                                                          year.
Apartments                           14.2    4.  Vornado Realty Trust              5.1
                                                                                             Real estate securities have enjoyed
Shopping Centers                     12.2    5.  General Growth Properties, Inc.   5.1    four years of strong double-digit gains,
                                                                                          generally surpassing those of the broad
Industrial Properties                10.1    6.  Host Hotels & Resorts Inc.        4.8    market by a wide margin as measured by the
                                                                                          FTSE NARE-IT Equity REITs Index and the
Lodging-Resorts                       8.2    7.  Developers Diversified Realty            S&P 500 Index, respectively.(5) As we
                                                 Corp.                             3.8    cautioned in the January 2007 semiannual
Healthcare                            7.5                                                 report, it would be imprudent to suggest
                                             8.  Public Storage                    3.8    such a level of performance was
Diversified                           6.2                                                 sustainable over the long term. For the
                                             9.  Equity Residential                3.7    first half of the fiscal year, strong
Self Storage Facilities               4.1                                                 investor inflows and privatizations within
                                             10. Ventas, Inc.                      3.5    the U.S. REIT market helped REITs to reach
Specialty Properties                  1.7                                                 all time
                                             Total Net Assets             $1.45 billion
Developers                            0.5                                                                                (continued)
                                             Total Number of Holdings*               76
Industrial/Office Mixed               0.5

Mortgage Backed Securities            0.2

Freestanding                          0.1

Money Market Funds
Plus Other Assets Less Liabilities    2.3

                                             The Fund's holdings are subject to change,
                                             and there is no assurance that the Fund
                                             will continue to hold any particular
                                             security.

                                             *    Excluding money market fund holdings.
==========================================   ==========================================

AIM REAL ESTATE FUND

highs in February 2007.(6) Following         that Hilton Hotels is not a constituent of              Joe V. Rodriguez, Jr.
February, however, the U.S. REIT market      our style-specific index. We sold our        [RODRIGUEZ Director of Securities
experienced a downturn in the wake of        position in Hilton Hotels during the         PHOTO]     Management, INVESCO Real
ongoing concerns about the sub-prime         reporting period                                        Estate, is lead manager of AIM
lending markets, rising interest rates and                                                           Real Estate Fund. He over-
widening debt spreads.                          Conversely, CAMDEN PROPERTY TRUST and     sees all phases of the unit including
                                             PUBLIC STORAGE detracted from performance    securities research and administration.
   On an absolute basis, holdings in         for the year. Increasing credit spreads      Mr. Rodriguez began his investment career
lodging and resorts and office property      and concerns over a slowing economy          in 1983 and joined INVESCO in 1990. He has
types benefited Fund performance during      negatively affected Camden Property Trust,   served on the editorial boards of the
the year, while health care and self         an apartment REIT with properties focused    National Association of Real Estate
storage facilities detracted from            in major metropolitan areas across the       Investment Trusts (NAREIT) as well as the
performance. Strong stock selection in       United States. We believed moderate          Institutional Real Estate Securities
lodging and resorts and office property      employment growth and tighter single         Newsletter. Mr. Rodriguez earned his
types also benefited performance relative    family credit standards could have a         B.B.A. in economics and finance as well as
to the FTSE NAREIT Equity REITs Index. On    slightly positive impact on apartment        his M.B.A. in finance from Baylor
the other hand, stock selection and an       demand due to possible lower tenant          University.
underweight to specialty property types,     turnover and higher retention rates.
as well as our cash holdings, while          Consequently, attractive relative                       Mark D. Blackburn
minimal, hurt our relative performance.      valuations prompted us to increase our       [BLACKBURN Chartered Financial
For the first half of the fiscal year,       stake in Camden. Public Storage, on the      PHOTO]     Analyst, Director of
strong inflows into REITs meant that our     other hand, was hurt by a myriad of                     Investments, INVESCO Real
minor cash weight was not able to            one-time acquisition items in the wake of               Estate, is manager of AIM Real
participate in the upside prior to           its acquisition of Shurgard Storage          Estate Fund. He joined INVESCO in 1998 and
February. However, this minor cash           (Shurgard is not a Fund holding). We         has approximately 20 years of experience
position was a relative contributor to       continued to hold Public Storage.            in institutional investing and risk
performance after February when U.S. REITs                                                management. Mr. Blackburn earned a B.S. in
declined. It is customary for the Fund to       We remained committed to owning quality   accounting from Louisiana State University
hold a small percentage in cash to           real estate companies that we believe        and an M.B.A. from Southern Methodist
accommodate shareholder flows. This may at   could benefit from relatively better         University. He is a certified public
times have a positive or negative impact     sector trends. We continued to control       accountant.
on relative performance.                     risk by holding a portfolio diversified by
                                             property type and geographic location.                  Paul S. Curbo
   Our top contributors to performance       Lower leveraged companies with above         [CURBO     Chartered Financial
during the fiscal year benefited from        average levels of dividend coverage          PHOTO]     Analyst, portfolio manager,
privatization activity. The steep increase   remained favored in the portfolio. This                 INVESCO Real Estate, is manager
in U.S. REITs during January and February    stance has proven beneficial in the recent              of AIM Real Estate Fund. He
2007 was in part due to recycling of         uncertain economic environment.              joined INVESCO in 1998 and has 13 years of
investor capital following one of the                                                     real estate experience. Mr. Curbo earned a
largest U.S. privatizations, that of            We thank you for your continued           B.B.A. in finance from the University of
EQUITY OFFICE PROPERTIES. Equity Office      investment in AIM Real Estate Fund.          Texas.
Properties, one of the largest REITs and
also an S&P 500 Index constituent, was       Sources: (4)Bureau of Economic Analysis;                James W. Trowbridge
pri-vatized on February 9, 2007, at a        (5)Lipper Inc.; (6)Bloomberg L.P.            [TROWBRIDGE Portfolio manager, INVESCO
premium to the share price prior to the                                                   PHOTO]     Real Estate, is manager of AIM
announcement. Due to privatization, the      THE VIEWS AND OPINIONS EXPRESSED IN                     Real Estate Fund. Mr.
Fund no longer held this position at the     MANAGEMENT'S DISCUSSION OF FUND                         Trowbridge joined INVESCO Real
end of the fiscal year. ARCHSTONE-SMITH      PERFORMANCE ARE THOSE OF A I M ADVISORS,     Estate in 1989 and has 32 years of real
TRUST, an apartment REIT focused on          INC. THESE VIEWS AND OPINIONS ARE SUBJECT    estate investment experience. Mr.
high-rise and garden-style communities in    TO CHANGE AT ANY TIME BASED ON FACTORS       Trowbridge earned his B.S. in finance from
major metropolitan cities, received a        SUCH AS MARKET AND ECONOMIC CONDITIONS.      Indiana University.
privatization offer from Tishman             THESE VIEWS AND OPINIONS MAY NOT BE RELIED
Speyer/Lehman (not a Fund holding) during    UPON AS INVESTMENT ADVICE OR                            Ping Ying Wang
the year. And lastly, HILTON HOTELS, a       RECOMMENDATIONS, OR AS AN OFFER FOR A        [WANG      Chartered Financial
leading global hospitality industry          PARTICULAR SECURITY. THE INFORMATION IS      PHOTO]     Analyst, portfolio manager,
company that owns, manages or franchises     NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF              INVESCO Real Estate, is manager
hotels in more than 80 countries, also       ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR              of AIM Real Estate Fund. She
received a privatization bid which           THE FUND. STATEMENTS OF FACT ARE FROM        has 10 years of real estate experience.
represented a 40% premium to its prior       SOURCES CONSIDERED RELIABLE, BUT A I M       She earned a B.S. in international finance
trading price. It is important to note       ADVISORS, INC. MAKES NO REPRESENTATION OR    from the People's University of China and
                                             WARRANTY AS TO THEIR COMPLETENESS OR         a Ph.D. in finance from the University of
                                             ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE    Texas at Dallas.
                                             IS NO GUARANTEE OF FUTURE RESULTS, THESE
                                             INSIGHTS MAY HELP YOU UNDERSTAND OUR         Assisted by the Real Estate Team
                                             INVESTMENT MANAGEMENT PHILOSOPHY.

                                             SEE important Fund and index disclosures
                                             later in this report.

AIM REAL ESTATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            of taxes a shareholder would pay on Fund     the dollar value of an investment, is
comparable future results.                   distributions or sale of Fund shares.        constructed with each segment representing
                                             Performance of the indexes does not          a percent change in the value of the
   The data shown in the chart include       reflect the effects of taxes.                investment. In this chart, each segment
reinvested distributions, applicable sales                                                represents a doubling, or 100% change, in
charges, Fund expenses and management           This chart, which is a logarithmic        the value of the investment. In other
fees. Index results include reinvested       chart, presents the fluctuations in the      words, the space between $5,000 and
dividends, but they do not reflect sales     value of the Fund and its indexes. We        $10,000 is the same size as the space
charges. Performance of an index of funds    believe that a logarithmic chart is more     between $10,000 and $20,000 and so on.
reflects fund expenses and management        effective than other types of charts in
fees; performance of a market index does     illustrating changes in value during the
not. Performance shown in the chart and      early years shown in the chart. The
table(s) does not reflect deduction          vertical axis, the one that indicates

====================================================================================================================================

Continued from page 8

Financial Times Limited, NAREIT              designed to be a measure of real estate      for measuring the competence and integrity
--REGISTERED TRADEMARK-- is a trademark of   equity performance.                          of investment professionals.
the National Association of Real Estate
Investment Trusts --REGISTERED TRADEMARK--   o The Fund is not managed to track the       o The returns shown in the management's
("NAREIT") and both are used by FTSE under   performance of any particular index,         discussion of Fund performance are based
license. The FTSE NAREIT Equity REITs        including the indexes defined here, and      on net asset values calculated for
Index is calculated by FTSE. All rights in   consequently, the performance of the Fund    shareholder transactions. Generally
the Indexes vest in FTSE and NAREIT.         may deviate significantly from the           accepted accounting principles require
Neither FTSE nor NAREIT accept any           performance of the indexes.                  adjustments to be made to the net assets
liability for any errors or omissions in                                                  of the Fund at period end for financial
the FTSE Indexes or underlying data.         o A direct investment cannot be made in an   reporting purposes, and as such, the net
                                             index. Unless otherwise indicated, index     asset values for shareholder transactions
o The LIPPER REAL ESTATE FUNDS INDEX is an   results include reinvested dividends, and    and the returns based on those net asset
equally weighted representation of the       they do not reflect sales charges.           values may differ from the net asset
largest funds in the Lipper Real Estate      Performance of an index of funds reflects    values and returns reported in the
Funds category. These funds invest at        fund expenses; performance of a market       Financial Highlights.
least 65% of their portfolio in equity       index does not.
securities of domestic and foreign                                                        o Property type classifications used in
companies engaged in the real estate         OTHER INFORMATION                            this report are generally according to the
industry.                                                                                 FTSE National Association of Real Estate
                                             o The Chartered Financial Analyst            Investment Trusts (NAREIT) Equity REITs
o The MSCI U.S. REIT INDEX is an unmanaged   --REGISTERED TRADEMARK-- (CFA --REGISTERED   Index, which is exclusively owned by
index comprised of the most actively         TRADEMARK--) designation is a globally       NAREIT.
traded real estate investment trusts and     recognized standard
is

================================================================================

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
Index data from 4/30/95, Fund data from 5/1/95


            AIM Real
          Estate Fund     FTSE NAREIT
            -Class C        Equity        S&P 500     MSCI U.S.
  Date       Shares     REITs Index(1)   Index(1)   REIT Index(2)

4/30/95                     $10000        $10000       $10000
   5/95      $10013          10425         10399        10433
   6/95       10195          10591         10640        10662
   7/95       10312          10773         10993        10782
   8/95       10357          10903         11020        10870
   9/95       10563          11090         11485        11100
  10/95       10294          10852         11444        10753
  11/95       10236          10951         11946        10891
  12/95       10910          11549         12176        11590
   1/96       11098          11739         12590        11696
   2/96       11199          11877         12707        11834
   3/96       11076          11812         12829        11823
   4/96       11091          11872         13018        11818
   5/96       11286          12178         13354        12101
   6/96       11480          12337         13404        12328
   7/96       11469          12430         12813        12353
   8/96       12030          12920         13083        12837
   9/96       12467          13145         13819        13128
  10/96       12689          13535         14200        13481
  11/96       13377          14151         15272        14119
  12/96       14883          15622         14970        15750
   1/97       14875          15797         15905        15770
   2/97       14786          15764         16029        15710
   3/97       14875          15731         15372        15785
   4/97       14231          15298         16289        15272
   5/97       14706          15748         17285        15731
   6/97       15538          16513         18053        16563
   7/97       16318          17023         19489        17012
   8/97       16264          16983         18398        16897
   9/97       17787          18465         19405        18495
  10/97       17289          17966         18758        17995
  11/97       17313          18354         19626        18262
  12/97       17692          18787         19962        18676
   1/98       17512          18688         20183        18409
   2/98       17232          18370         21638        18113
   3/98       17593          18700         22745        18542
   4/98       17074          18090         22978        17885
   5/98       16815          17964         22583        17729
   6/98       16450          17842         23500        17727
   7/98       15427          16684         23252        16484
   8/98       13472          15109         19892        14931
   9/98       13893          15965         21168        15856
  10/98       13456          15669         22887        15556
  11/98       13651          15900         24274        15801
  12/98       13595          15499         25671        15519
   1/99       13169          15175         26745        15102
   2/99       12967          14819         25913        14854
   3/99       12835          14752         26950        14773
   4/99       14217          16152         27994        16201
   5/99       14517          16507         27333        16545
   6/99       14260          16239         28846        16237
   7/99       13714          15723         27949        15726
   8/99       13702          15523         27811        15575
   9/99       13200          14933         27049        14923
  10/99       12759          14566         28760        14582
  11/99       12502          14329         29345        14366
  12/99       13113          14783         31071        14813
   1/00       13163          14832         29510        14905
   2/00       12953          14655         28952        14669
   3/00       13576          15137         31783        15207
   4/00       14532          16154         30827        16228
   5/00       14631          16313         30195        16378
   6/00       15227          16731         30938        16784
   7/00       16420          18194         30455        18306
   8/00       15667          17455         32346        17555
   9/00       16343          18011         30639        18095
  10/00       15606          17231         30508        17236
  11/00       15873          17452         28105        17538
  12/00       16819          18681         28243        18785
   1/01       16653          18876         29244        18865
   2/01       16280          18574         26580        18541
   3/01       16340          18754         24897        18694
================================================================================

       SOURCES: (1)LIPPER INC., (2) A I M MANAGEMENT GROUP INC., BLOOMBERG L.P.

================================================================================

                                [MOUNTAIN CHART]

   4/01       16611          19202         26830        19127
   5/01       16857          19667         27010        19556
   6/01       17927          20819         26353        20736
   7/01       17628          20406         26093        20287
   8/01       18238          21152         24461        21038
   9/01       17866          20274         22486        20198
  10/01       17330          19694         22915        19521
  11/01       18009          20777         24673        20659
  12/01       18413          21283         24889        21195
   1/02       18545          21325         24526        21146
   2/02       18940          21736         24053        21565
   3/02       19965          23040         24957        22954
   4/02       20165          23237         23445        23101
   5/02       20483          23551         23273        23394
   6/02       21106          24195         21616        24066
   7/02       20333          22929         19931        22716
   8/02       20254          22885         20062        22754
   9/02       19744          22006         17884        21927
  10/02       19019          20947         19456        20826
  11/02       19770          21934         20600        21786
  12/02       19901          22097         19390        21967
   1/03       19497          21454         18883        21363
   2/03       19889          21809         18600        21745
   3/03       20358          22246         18780        22202
   4/03       21144          23224         20326        23139
   5/03       22134          24626         21396        24446
   6/03       22676          25162         21669        25007
   7/03       23875          26509         22051        26334
   8/03       24148          26651         22480        26494
   9/03       24925          27557         22242        27432
  10/03       25386          28055         23500        27895
  11/03       26744          29278         23707        29124
  12/03       27533          30302         24949        30039
   1/04       28511          31613         25407        31356
   2/04       29132          32166         25760        31880
   3/04       30909          33943         25371        33659
   4/04       26761          28994         24973        28670
   5/04       28490          31060         25316        30728
   6/04       29482          31971         25808        31599
   7/04       29759          32077         24954        31766
   8/04       31717          34622         25054        34318
   9/04       31821          34602         25325        34249
  10/04       33728          36456         25712        36123
  11/04       35299          38025         26752        37655
  12/04       37195          39870         27662        39497
   1/05       34279          36523         26988        36098
   2/05       35149          37643         27555        37173
   3/05       34429          37059         27068        36559
   4/05       36436          39031         26555        38732
   5/05       37467          40383         27399        39996
   6/05       39041          42414         27438        42004
   7/05       41930          45440         28458        45015
   8/05       40320          43779         28199        43283
   9/05       40586          44040         28427        43531
  10/05       39750          42998         27953        42494
  11/05       41626          44809         29009        44336
  12/05       42184          44720         29019        44289
   1/06       44934          47987         29788        47691
   2/06       45721          48845         29868        48588
   3/06       48208          51312         30240        51001
   4/06       46969          49405         30646        49106
   5/06       45804          47999         29765        47689
   6/06       48328          50496         29804        50257
   7/06       49512          52199         29988        52059
   8/06       50938          54175         30700        54037
   9/06       52063          55176         31491        55094
  10/06       54989          58633         32517        58543
  11/06       57794          61358         33134        61314
  12/06       57071          60399         33599        60198
   1/07       61677          65485         34107        65444
   2/07       60610          64019         33441        63831
   3/07       59222          62491         33815        62274
   4/07       59293          62479         35312        62259
   5/07       59121          62511         36543        62175
   6/07       53416          56842         35936        56314
   7/07       50113          52407         34824        51848
================================================================================

AIM REAL ESTATE FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 PRESENTED ABOVE MAY VARY FROM THE EXPENSE
                                                                                          RATIOS PRESENTED IN OTHER SECTIONS OF THIS
As of 7/31/07, including applicable sales    As of 6/30/07,the most recent calendar       REPORT THAT ARE BASED ON EXPENSES INCURRED
charges                                      quarter-end, including applicable sales      DURING THE PERIOD COVERED BY THIS REPORT.
                                             charges
CLASS A SHARES                                                                               CLASS A SHARE PERFORMANCE REFLECTS THE
Inception (12/31/96)                12.35%   CLASS A SHARES                               MAXIMUM 5.50% SALES CHARGE, AND CLASS B
10 Years                            12.02    Inception (12/31/96)                13.13%   AND CLASS C SHARE PERFORMANCE REFLECTS THE
 5 Years                            19.23    10 Years                            13.29    APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                             -3.62     5 Years                            19.87    CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                              1 Year                              5.20    CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS B SHARES                                                                            BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (3/3/98)                  12.14%   CLASS B SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
 5 Years                            19.57    Inception (3/3/98)                  13.02%   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 1 Year                             -3.29     5 Years                            20.20    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                              1 Year                              5.56    HAVE A FRONT-END SALES CHARGE; RETURNS
CLASS C SHARES                                                                            SHOWN ARE AT NET ASSET VALUE AND DO NOT
Inception (5/1/95)                  14.06%   CLASS C SHARES                               REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
10 Years                            11.87    Inception (5/1/95)                  14.77%   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
 5 Years                            19.76    10 Years                            13.14    ASSETS WITHIN THE FIRST YEAR. INVESTOR
 1 Year                              0.29     5 Years                            20.40    CLASS SHARES DO NOT HAVE A FRONT-END SALES
                                              1 Year                              9.54    CHARGE OR A CDSC; THEREFORE, PERFORMANCE
CLASS R SHARES                                                                            IS AT NET ASSET VALUE.
10 Years                            12.48%   CLASS R SHARES
 5 Years                            20.38    10 Years                            13.75%      THE PERFORMANCE OF THE FUND'S SHARE
 1 Year                              1.75     5 Years                            21.02    CLASSES WILL DIFFER PRIMARILY DUE TO
                                              1 Year                             11.09    DIFFERENT SALES CHARGE STRUCTURES AND
INVESTOR CLASS SHARES                                                                     CLASS EXPENSES.
10 Years                            12.68%   INVESTOR CLASS SHARES
 5 Years                            20.63    10 Years                            13.95%      HAD THE ADVISOR NOT WAIVED FEES AND/OR
 1 Year                              1.95     5 Years                            21.27    REIMBURSED EXPENSES IN THE PAST,
==========================================    1 Year                             11.33    PERFORMANCE WOULD HAVE BEEN LOWER.
                                             ==========================================
CLASS R SHARES' INCEPTION DATE IS APRIL
30, 2004. RETURNS SINCE THAT DATE ARE        CLASS A SHARES' INCEPTION DATE IS DECEMBER
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    31, 1996.
BLENDED RETURNS OF HISTORICAL CLASS R
SHARE PERFORMANCE AND RESTATED CLASS A          THE PERFORMANCE DATA QUOTED REPRESENT
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PAST PERFORMANCE AND CANNOT GUARANTEE
THE INCEPTION DATE OF CLASS R SHARES) AT     COMPARABLE FUTURE RESULTS; CURRENT
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   VISIT AIMINVESTMENTS.COM FOR THE MOST
R SHARES. CLASS A SHARES' INCEPTION DATE     RECENT MONTH-END PERFORMANCE. PERFORMANCE
IS DECEMBER 31, 1996.                        FIGURES REFLECT REINVESTED DISTRIBUTIONS,
                                             CHANGES IN NET ASSET VALUE AND THE EFFECT
   INVESTOR CLASS SHARES' INCEPTION DATE     OF THE MAXIMUM SALES CHARGE UNLESS
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT    OTHERWISE STATED. INVESTMENT RETURN AND
DATE ARE HISTORICAL RETURNS. ALL OTHER       PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
RETURNS ARE BLENDED RETURNS OF HISTORICAL    MAY HAVE A GAIN OR LOSS WHEN YOU SELL
INVESTOR CLASS SHARE PERFORMANCE AND         SHARES.
RESTATED CLASS A SHARE PERFORMANCE (FOR
PERIODS PRIOR TO THE INCEPTION DATE OF          THE TOTAL ANNUAL FUND OPERATING EXPENSE
INVESTOR CLASS SHARES) AT NET ASSET VALUE,   RATIO SET FORTH IN THE MOST RECENT FUND
WHICH RESTATED PERFORMANCE WILL REFLECT      PROSPECTUS AS OF THE DATE OF THIS REPORT
THE HIGHER RULE 12B-1 FEES APPLICABLE TO     FOR CLASS A, CLASS B, CLASS C, CLASS R AND   ==========================================
CLASS A SHARES FOR THE PERIOD USING          INVESTOR CLASS SHARES WAS 1.29%, 2.04%,      FOR A DISCUSSION OF THE RISKS OF INVESTING
BLENDED RETURNS.                             2.04%, 1.54% AND 1.27%, RESPECTIVELY. THE    IN YOUR FUND AND INDEXES USED IN THIS
                                             EXPENSE RATIOS                               REPORT, PLEASE TURN THE PAGE.
                                                                                          ==========================================

AIM REAL ESTATE FUND

AIM REAL ESTATE FUND'S INVESTMENT OBJECTIVE IS HIGH TOTAL RETURN THROUGH GROWTH OF CAPITAL AND CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of July 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          opments and more volatile than larger        timely payment of interest and principal.
                                             companies. Investments in these sized
o Class B shares are not available as an     companies may involve special risks,         o Investing in developing countries can
investment for retirement plans maintained   including those associated with dependence   add additional risk, such as high rates of
pursuant to Section 401 of the Internal      on a small management group, little or no    inflation or sharply devalued currencies
Revenue Code, including 401(k) plans,        operating history, little or no track        against the U.S. dollar. Transaction costs
money purchase pension plans and profit      record of success, limited product lines,    are often higher, and there may be delays
sharing plans. Plans that had existing       less publicly available information,         in settlement procedures.
accounts invested in Class B shares prior    illiquidity, restricted resale or less
to September 30, 2003, will continue to be   frequent trading.                            o Foreign securities have additional
allowed to make additional purchases.                                                     risks, including exchange rate changes,
                                             o The prices of securities held by the       political and economic upheaval, the
o Class R shares are available only to       Fund may decline in response to market       relative lack of information, relatively
certain retirement plans. Please see the     risks.                                       low market liquidity, and the potential
prospectus for more information.                                                          lack of strict financial and accounting
                                             o Because the Fund concentrates its assets   controls and standards.
o Investor Class shares are closed to most   in the real estate industry, an investment
investors. For more information on who may   in the Fund will be closely linked to the    o The Fund may invest in lower quality
continue to invest in Investor Class         performance of the real estate markets.      debt securities, commonly known as "junk
shares, please see the prospectus.                                                        bonds." Compared to higher quality debt
                                             o Because the Fund focuses its investments   securities, junk bonds involve greater
PRINCIPAL RISKS OF INVESTING IN THE FUND     in real estate investment trusts (REITs),    risk of default or price changes due to
                                             real estate operating companies and other    changes in credit quality of the issuer
o The Fund could conceivably hold real       companies related to the real estate         because they are generally unsecured and
estate directly if a company defaults on     industry, the value of shares may rise and   may be subordinated to other creditors'
debt securities. In that event, an           fall more than the value of shares of a      claims. Credit ratings on junk bonds do
investment in the Fund may have additional   fund that invests in a broader range of      not necessarily reflect their actual
risks relating to direct ownership of real   companies.                                   market risk.
estate.
                                             o The Fund may invest in obligations         o The Fund may use enhanced investment
o Prices of equity securities change in      issued by agencies and instrumentalities     techniques such as short sales. Short
response to many factors including the       of the U.S. government that may vary in      sales carry the risk of buying a security
historical and prospective earnings of the   the level of support they receive from the   back at a higher price at which the Fund's
issuer, the value of its assets, general     U.S. government. The U.S. government may     exposure is unlimited.
economic conditions, interest rates,         choose not to provide financial support to
investor perceptions and market liquidity.   U.S. government-sponsored agencies or        ABOUT INDEXES USED IN THIS REPORT
                                             instrumentalities if it is not legally
o Interest rate risk refers to the risk      obligated to do so. In this case, if the     o The S&P 500 --REGISTERED TRADEMARK--
that bond prices generally fall as           issuer defaulted, the underlying fund        INDEX is a market capitalization-weighted
interest rates rise; conversely, bond        holding securities of such issuer might      index covering all major areas of the U.S.
prices generally rise as interest rates      not be able to recover its investment from   Economy. It is not the 500 largest
fall.                                        the U.S. government.                         companies, but rather the most widely held
                                                                                          500 companies chosen with respect to
o There is no guarantee that the             o Credit risk is the risk of loss on an      market size, liquidity, and their
investment techniques and risk analyses      investment due to the deterioration of an    industry.
used by the Fund's portfolio managers will   issuer's financial health. Such a
produce the desired results.                 deterioration of financial health may        o The FTSE NAREIT EQUITY REITS INDEX is a
                                             result in a reduction of the credit rating   market-cap weighted index of all equity
o Small- and mid-capitalization companies    of the issuer's securities and may lead to   REITs traded on the NYSE, NASDAQ National
tend to be more vulnerable to adverse        the issuer's inability to honor its          Market System, and the American Stock
devel-                                       contractual obligations, including making    Exchange. FTSE --TRADEMARK-- is a trade
                                                                                          mark of London Stock Exchange Plc and The
=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Continued on page 6
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            ==========================================
=======================================================================================   FUND NASDAQ SYMBOLS

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class A Shares                       IARAX
                                                                                          Class B Shares                       AARBX
AIMINVESTMENTS.COM                                                                        Class C Shares                       IARCX
                                                                                          Class R Shares                       IARRX
                                                                                          Investor Class Shares                REINX
                                                                                          ==========================================

AIM Real Estate Fund

SCHEDULE OF INVESTMENTS

July 31, 2007


                                                 SHARES          VALUE
---------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-94.74%

APARTMENTS-14.11%

Archstone-Smith Trust                              626,417   $   35,962,600
---------------------------------------------------------------------------
AvalonBay Communities, Inc.                        261,800       28,266,546
---------------------------------------------------------------------------
Boardwalk Real Estate Investment Trust
  (Canada)                                          51,800        2,177,858
---------------------------------------------------------------------------
Camden Property Trust(a)                           664,200       36,504,432
---------------------------------------------------------------------------
Equity Residential                               1,360,600       54,165,486
---------------------------------------------------------------------------
Essex Property Trust, Inc.(a)                      415,800       44,731,764
---------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.(a)          46,600        2,103,058
---------------------------------------------------------------------------
Unite Group PLC (United Kingdom)(b)                 75,000          537,702
===========================================================================
                                                                204,449,446
===========================================================================

DEVELOPERS-0.51%

Capitaland Ltd. (Singapore)(b)                     176,000          858,455
---------------------------------------------------------------------------
Daikyo Inc. (Japan)(a)(b)                          283,000        1,243,905
---------------------------------------------------------------------------
GOLDCREST Co., Ltd. (Japan)(a)(b)                   75,550        3,694,846
---------------------------------------------------------------------------
Joint Corp. (Japan)(a)(b)                           61,400        1,677,728
===========================================================================
                                                                  7,474,934
===========================================================================

DIVERSIFIED-5.92%

China Resources Land Ltd. (Hong Kong)              244,000          449,583
---------------------------------------------------------------------------
Kerry Properties Ltd. (Hong Kong)(b)                73,000          526,578
---------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)(b)       47,300        1,604,821
---------------------------------------------------------------------------
Unibail-Rodamco (France)(b)                         24,400        5,756,352
---------------------------------------------------------------------------
Vornado Realty Trust(a)                            689,500       73,797,185
---------------------------------------------------------------------------
Washington Real Estate Investment Trust(a)         120,900        3,607,656
===========================================================================
                                                                 85,742,175
===========================================================================

FREESTANDING-0.06%

Shaftesbury PLC (United Kingdom)(b)                 75,000          841,611
===========================================================================

HEALTHCARE-7.47%

Health Care Property Investors, Inc.(a)          1,462,300       39,833,052
---------------------------------------------------------------------------
Health Care REIT, Inc.(a)                          465,500       17,088,505
---------------------------------------------------------------------------
Ventas, Inc.(a)                                  1,572,200       51,285,164
===========================================================================
                                                                108,206,721
===========================================================================

INDUSTRIAL PROPERTIES-10.02%

AMB Property Corp.(a)                              646,100       34,424,208
---------------------------------------------------------------------------
ProLogis(a)                                      1,946,070      110,731,383
===========================================================================
                                                                145,155,591
===========================================================================

LODGING-RESORTS-7.72%

DiamondRock Hospitality Co.(a)                     427,500        7,199,100
---------------------------------------------------------------------------
Home Inns & Hotels Management, Inc.-ADR
  (China)(a)(c)                                     31,800          966,084
---------------------------------------------------------------------------
Host Hotels & Resorts Inc.(a)                    3,308,097       69,867,009
---------------------------------------------------------------------------

                                                 SHARES          VALUE
---------------------------------------------------------------------------

LODGING-RESORTS-(CONTINUED)

Regal Real Estate Investment Trust (Hong
  Kong)(c)                                       4,794,100   $    1,506,943
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          512,700       32,279,592
===========================================================================
                                                                111,818,728
===========================================================================

OFFICE PROPERTIES-14.29%

Alexandria Real Estate Equities, Inc.(a)           417,600       35,967,888
---------------------------------------------------------------------------
Boston Properties, Inc.                            227,800       21,524,822
---------------------------------------------------------------------------
Brandywine Realty Trust(a)                       1,143,757       27,587,419
---------------------------------------------------------------------------
China Overseas Land & Investment Ltd. (Hong
  Kong)(b)                                         398,000          841,428
---------------------------------------------------------------------------
Derwent London PLC (United Kingdom)(b)             175,600        5,885,116
---------------------------------------------------------------------------
Douglas Emmett, Inc.(a)                            928,300       21,406,598
---------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Hong Kong)(b)         188,000          796,650
---------------------------------------------------------------------------
Norwegian Property A.S.A. (Norway)(b)               63,800          763,896
---------------------------------------------------------------------------
SL Green Realty Corp.                              760,500       92,339,910
===========================================================================
                                                                207,113,727
===========================================================================

REGIONAL MALLS-17.49%

AEON Mall Co., Ltd. (Japan)(a)(b)                   48,300        1,463,001
---------------------------------------------------------------------------
CBL & Associates Properties, Inc.                  439,400       14,012,466
---------------------------------------------------------------------------
General Growth Properties, Inc.(a)               1,537,400       73,764,452
---------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)(b)           277,000        1,013,878
---------------------------------------------------------------------------
Macerich Co. (The)(a)                              686,900       50,246,735
---------------------------------------------------------------------------
Simon Property Group, Inc.(a)                    1,305,800      112,990,874
===========================================================================
                                                                253,491,406
===========================================================================

SELF STORAGE FACILITIES-3.75%

Public Storage(a)                                  775,100       54,326,759
===========================================================================

SHOPPING CENTERS-12.13%

Capital & Regional PLC (United Kingdom)(b)         265,000        5,287,866
---------------------------------------------------------------------------
Citycon Oyj (Finland)(b)                           122,000          780,237
---------------------------------------------------------------------------
Developers Diversified Realty Corp.(a)           1,140,000       54,720,000
---------------------------------------------------------------------------
Federal Realty Investment Trust(a)                 376,800       28,312,752
---------------------------------------------------------------------------
Kimco Realty Corp.(a)                            1,193,900       44,568,287
---------------------------------------------------------------------------
Regency Centers Corp.(a)                           650,100       42,171,987
===========================================================================
                                                                175,841,129
===========================================================================

SPECIALTY PROPERTIES-1.27%

Digital Realty Trust, Inc.(a)                      556,000       18,431,400
===========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $1,076,370,805)                                   1,372,893,627
===========================================================================

PREFERRED STOCKS-2.92%

APARTMENTS-0.13%

BRE Properties, Inc. Series C, 6.75% Pfd.           44,000        1,033,120
---------------------------------------------------------------------------
Equity Residential, Series N 6.48% Pfd.             40,200          927,414
===========================================================================
                                                                  1,960,534
===========================================================================

AIM Real Estate Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

DIVERSIFIED-0.24%

iStar Financial Inc. Series E, 7.88% Pfd.           31,000   $      754,540
---------------------------------------------------------------------------
Lexington Realty Trust Series D, 7.55%
  Pfd.(a)                                           62,100        1,434,510
---------------------------------------------------------------------------
Vornado Realty Trust Series E, 7.00% Pfd.           54,800        1,322,324
===========================================================================
                                                                  3,511,374
===========================================================================

INDUSTRIAL PROPERTIES-0.12%

First Industrial Realty Trust, Inc.
  Series J, 7.25% Pfd.                              75,500        1,815,775
===========================================================================

INDUSTRIAL/OFFICE MIXED-0.51%

Duke Realty Corp.,
  Series J, 6.63% Pfd.                              36,600          847,290
---------------------------------------------------------------------------
  Series K, 6.50% Pfd.                              85,000        1,948,200
---------------------------------------------------------------------------
  Series N, 7.25% Pfd.                             183,800        4,593,162
===========================================================================
                                                                  7,388,652
===========================================================================

LODGING-RESORTS-0.44%

Ashford Hospitality Trust, Inc.
  Series D, 8.45% Pfd.                              68,800        1,713,120
---------------------------------------------------------------------------
LaSalle Hotel Properties,
  Series D, 7.50% Pfd.                              83,300        1,936,725
---------------------------------------------------------------------------
  Series E, 8.00% Pfd.                              72,400        1,786,832
---------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.,
  Series B, 8.25% Pfd.                                 700           17,640
---------------------------------------------------------------------------
  Series C, 8.25% Pfd.                               2,000           49,640
---------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.
  Series A, 8.00% Pfd.                              34,200          855,000
===========================================================================
                                                                  6,358,957
===========================================================================

MORTGAGE BACKED SECURITIES-0.20%

Gramercy Capital Corp.
  Series A, 8.13% Pfd.                             126,900        2,855,250
===========================================================================

OFFICE PROPERTIES-0.36%

BioMed Realty Trust, Inc. Series A, 7.38%
  Pfd.                                             158,300        3,735,880
---------------------------------------------------------------------------
HRPT Properties Trust Series D, $1.63 Conv.
  Pfd.                                              66,200        1,487,514
===========================================================================
                                                                  5,223,394
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


REGIONAL MALLS-0.13%

Realty Income Corp. Series E, 6.75% Pfd.            80,000   $    1,900,000
===========================================================================

SELF STORAGE FACILITIES-0.35%

Public Storage, Inc.,
  Series K, 7.25% Pfd.                              12,400          306,404
---------------------------------------------------------------------------
  Series L, 6.75% Pfd.                              85,000        1,966,900
---------------------------------------------------------------------------
  Series M, 6.63% Pfd.                             120,000        2,755,200
===========================================================================
                                                                  5,028,504
===========================================================================

SHOPPING CENTERS-0.04%

Developers Diversified Realty Corp. 7.38%
  Pfd.                                              22,400          550,816
===========================================================================

SPECIALTY PROPERTIES-0.40%

Entertainment Properties Trust, Series C,
  $1.44 Conv. Pfd.                                 280,000        5,740,000
===========================================================================
    Total Preferred Stocks (Cost $45,445,919)                    42,333,256
===========================================================================

MONEY MARKET FUNDS-0.35%

Liquid Assets Portfolio-Institutional
  Class(d)                                       2,555,789        2,555,789
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)         2,555,789        2,555,789
===========================================================================
    Total Money Market Funds (Cost
      $5,111,578)                                                 5,111,578
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-98.01% (Cost
  $1,126,928,302)                                             1,420,338,461
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-13.89%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  201,225,676      201,225,676
===========================================================================
    Total Investments Purchased with Cash
      Collateral from Securities on Loan
      (Cost $201,225,676)                                       201,225,676
===========================================================================
TOTAL INVESTMENTS-111.90% (Cost
  $1,328,153,978)                                             1,621,564,137
===========================================================================
OTHER ASSETS LESS LIABILITIES-(11.90)%                         (172,386,225)
===========================================================================
NET ASSETS-100.00%                                           $1,449,177,912
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
REIT  - Real Estate Investment Trust
Pfd.  - Preferred

Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at July 31, 2007.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at July 31, 2007 was $33,574,070, which represented 2.32% of the Fund's Net Assets. See Note 1A.
(c)  Non-income producing security.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS:

Investments, at value (Cost $1,121,816,724)*  $1,415,226,883
------------------------------------------------------------
Investments in affiliated money market funds
  (Cost $206,337,254)                            206,337,254
============================================================
    Total investments (Cost $1,328,153,978)    1,621,564,137
============================================================
Foreign currencies, at value (Cost $704,427)         697,845
============================================================
Receivables for:
  Investments sold                                41,514,957
------------------------------------------------------------
  Fund shares sold                                 2,679,139
------------------------------------------------------------
  Dividends                                          246,092
------------------------------------------------------------
  Fund expenses absorbed                               9,109
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                55,547
------------------------------------------------------------
Other assets                                          48,483
============================================================
    Total assets                               1,666,815,309
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,365,960
------------------------------------------------------------
  Fund shares reacquired                           8,486,493
------------------------------------------------------------
  Amount due custodian                               705,019
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 125,709
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       201,225,676
------------------------------------------------------------
Accrued distribution fees                            561,325
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,829
------------------------------------------------------------
Accrued transfer agent fees                        1,017,204
------------------------------------------------------------
Accrued operating expenses                           146,182
============================================================
    Total liabilities                            217,637,397
============================================================
Net assets applicable to shares outstanding   $1,449,177,912
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  975,398,920
------------------------------------------------------------
Undistributed net investment income                5,234,848
------------------------------------------------------------
Undistributed net realized gain                  175,172,253
------------------------------------------------------------
Unrealized appreciation                          293,371,891
============================================================
                                              $1,449,177,912
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  994,152,555
____________________________________________________________
============================================================
Class B                                       $  160,917,457
____________________________________________________________
============================================================
Class C                                       $  150,854,278
____________________________________________________________
============================================================
Class R                                       $   35,660,009
____________________________________________________________
============================================================
Investor Class                                $   40,614,271
____________________________________________________________
============================================================
Institutional Class                           $   66,979,342
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           33,715,239
____________________________________________________________
============================================================
Class B                                            5,437,816
____________________________________________________________
============================================================
Class C                                            5,110,223
____________________________________________________________
============================================================
Class R                                            1,208,678
____________________________________________________________
============================================================
Investor Class                                     1,378,615
____________________________________________________________
============================================================
Institutional Class                                2,270,991
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.49
------------------------------------------------------------
  Offering price per share
    (Net asset value of $29.49 divided by
    94.50%)                                   $        31.21
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        29.59
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        29.52
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        29.50
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        29.46
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        29.49
____________________________________________________________
============================================================

* At July 31, 2007, securities with an aggregate value of $198,343,610 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Real Estate Fund

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $338,947)      $  39,295,227
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $9,369)                            3,927,350
===========================================================================
    Total investment income                                      43,222,577
===========================================================================

EXPENSES:

Advisory fees                                                    16,283,362
---------------------------------------------------------------------------
Administrative services fees                                        438,585
---------------------------------------------------------------------------
Custodian fees                                                      132,126
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         3,193,280
---------------------------------------------------------------------------
  Class B                                                         2,277,980
---------------------------------------------------------------------------
  Class C                                                         2,035,450
---------------------------------------------------------------------------
  Class R                                                           149,367
---------------------------------------------------------------------------
  Investor Class                                                    130,498
---------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                    3,998,816
---------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  6,153
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            72,097
---------------------------------------------------------------------------
Other                                                               503,972
===========================================================================
    Total expenses                                               29,221,686
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                 (3,014,926)
===========================================================================
    Net expenses                                                 26,206,760
===========================================================================
Net investment income                                            17,015,817
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                         260,467,902
---------------------------------------------------------------------------
  Foreign currencies                                               (269,720)
===========================================================================
                                                                260,198,182
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (231,100,263)
---------------------------------------------------------------------------
  Foreign currencies                                                (49,197)
===========================================================================
                                                               (231,149,460)
===========================================================================
Net realized and unrealized gain                                 29,048,722
===========================================================================
Net increase in net assets resulting from operations          $  46,064,539
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Real Estate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2007 and 2006

                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   17,015,817    $   11,473,867
----------------------------------------------------------------------------------------------
  Net realized gain                                              260,198,182       160,187,373
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)          (231,149,460)       78,454,598
==============================================================================================
    Net increase in net assets resulting from operations          46,064,539       250,115,838
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (18,078,327)      (13,410,139)
----------------------------------------------------------------------------------------------
  Class B                                                         (1,521,065)       (1,573,725)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,358,679)       (1,313,938)
----------------------------------------------------------------------------------------------
  Class R                                                           (322,349)         (110,490)
----------------------------------------------------------------------------------------------
  Investor Class                                                    (737,093)         (579,384)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (750,434)         (428,167)
==============================================================================================
    Total distributions from net investment income               (22,767,947)      (17,415,843)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (133,669,265)      (40,733,902)
----------------------------------------------------------------------------------------------
  Class B                                                        (24,393,249)      (10,309,169)
----------------------------------------------------------------------------------------------
  Class C                                                        (21,790,199)       (8,533,725)
----------------------------------------------------------------------------------------------
  Class R                                                         (2,305,081)         (367,553)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (5,411,635)       (1,749,046)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (3,320,408)       (1,018,665)
==============================================================================================
    Total distributions from net realized gains                 (190,889,837)      (62,712,060)
==============================================================================================
    Decrease in net assets resulting from distributions         (213,657,784)      (80,127,903)
==============================================================================================
Share transactions-net:
  Class A                                                         17,633,961        39,488,942
----------------------------------------------------------------------------------------------
  Class B                                                        (51,373,628)      (52,064,889)
----------------------------------------------------------------------------------------------
  Class C                                                        (31,625,946)      (33,805,514)
----------------------------------------------------------------------------------------------
  Class R                                                         25,115,354         7,553,468
----------------------------------------------------------------------------------------------
  Investor Class                                                   1,911,079        (2,791,645)
----------------------------------------------------------------------------------------------
  Institutional Class                                             52,602,603         2,885,433
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           14,263,423       (38,734,205)
==============================================================================================
    Net increase (decrease) in net assets                       (153,329,822)      131,253,730
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,602,507,734     1,471,254,004
==============================================================================================
  End of year (including undistributed net investment income
    of $5,234,848 and $(4,147,391), respectively)             $1,449,177,912    $1,602,507,734
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Real Estate Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is high total return through growth of capital and current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Real Estate Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and

AIM Real Estate Fund

     losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K.   RISKS INVOLVED IN INVESTING IN THE FUND -- Single Sector/Non-Diversified
      -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., AIM pays INVESCO Institutional, (N.A.) Inc. 40% of the amount of AIM's compensation on the sub advised assets.

    Effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008 to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended July 31, 2007, AIM waived advisory fees of $2,922,151.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2007, INVESCO reimbursed expenses of the Fund in the amount of $2,586.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with

AIM Real Estate Fund

respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2007, ADI advised the Fund that it retained $66,853 in front-end sales commissions from the sale of Class A shares and $7,233, $156,467, $6,048 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the year ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $14,134,742      $288,582,138      $(300,161,091)     $2,555,789      $1,962,819
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            14,134,742       288,582,138       (300,161,091)      2,555,789       1,955,162
==================================================================================================
  Subtotal        $28,269,484      $577,164,276      $(600,322,182)     $5,111,578      $3,917,981
__________________________________________________________________________________________________
==================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07        INCOME*
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $        --     $  451,998,637     $(250,772,961)    $201,225,676     $    9,369
==================================================================================================
  Total
    Investments
    in
    Affiliates    $28,269,484     $1,029,162,913     $(851,095,143)    $206,337,254     $3,927,350
__________________________________________________________________________________________________
==================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the year ended July 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $90,189.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2007, the Fund paid legal fees of $10,374 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Real Estate Fund

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At July 31, 2007, securities with an aggregate value of $198,343,610 were on loan to brokers. The loans were secured by cash collateral of $201,225,676 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended July 31, 2007, the Fund received dividends on cash collateral investments of $9,369 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2007 and 2006 was as follows:

                                                                  2007           2006
-----------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 43,772,727    $33,214,022
-----------------------------------------------------------------------------------------
Long-term capital gain                                         169,885,057     46,913,881
=========================================================================================
  Total distributions                                         $213,657,784    $80,127,903
_________________________________________________________________________________________
=========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2007, the components of net assets on a tax basis were as follows:

                                                                     2007
------------------------------------------------------------------------------
Undistributed ordinary income                                   $   44,188,240
------------------------------------------------------------------------------
Undistributed long-term gain                                       142,139,548
------------------------------------------------------------------------------
Net unrealized appreciation -- investments                         288,070,990
------------------------------------------------------------------------------
Temporary book/tax differences                                        (109,206)
------------------------------------------------------------------------------
Post-October currency loss deferral                                   (510,580)
------------------------------------------------------------------------------
Shares of beneficial interest                                      975,398,920
==============================================================================
  Total net assets                                              $1,449,177,912
______________________________________________________________________________
==============================================================================

AIM Real Estate Fund


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales and realization of unrealized gains on passive foreign investment companies. The tax-basis net unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(38,268).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund utilized $1,285,936 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund does not have a capital loss carryforward as of July 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2007 was $893,084,319 and $1,042,154,524, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $326,397,712
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (38,288,454)
==============================================================================
Net unrealized appreciation of investment securities             $288,109,258
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,333,454,879.

NOTE 10--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and passive foreign investment company investments, on July 31, 2007, undistributed net investment income was increased by $15,134,369 and undistributed net realized gain was decreased by $15,134,369. This reclassification had no effect on the net assets of the Fund.

AIM Real Estate Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                              ----------------------------------------------------------
                                                                        2007(a)                         2006
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      13,099,705    $456,038,668     10,405,774    $310,259,246
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         221,795       7,751,450        297,327       8,763,563
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         517,371      18,077,012        468,289      13,871,904
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       1,123,489      38,679,112        376,173      11,263,891
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  561,928      19,632,250        417,406      12,532,704
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,658,911      57,141,205        430,616      12,777,364
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       4,379,165     146,929,893      1,822,449      51,593,720
------------------------------------------------------------------------------------------------------------------------
  Class B                                                         709,132      23,892,618        384,724      10,858,392
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         634,225      21,317,603        319,577       9,000,471
------------------------------------------------------------------------------------------------------------------------
  Class R                                                          78,171       2,624,003         16,827         477,469
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  176,877       5,929,386         79,290       2,242,357
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             121,248       4,060,199         50,920       1,446,609
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         497,636      16,911,565        429,584      12,865,241
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (495,885)    (16,911,565)      (428,247)    (12,865,241)
========================================================================================================================
Reacquired:
  Class A                                                     (17,753,947)   (602,246,165)   (11,424,102)   (335,229,265)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,941,964)    (66,106,131)    (2,004,505)    (58,821,603)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,079,673)    (71,020,561)    (1,940,228)    (56,677,889)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (478,228)    (16,187,761)      (142,131)     (4,187,892)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 (699,097)    (23,650,557)      (596,360)    (17,566,706)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (261,006)     (8,598,801)      (370,403)    (11,338,540)
========================================================================================================================
                                                                   69,853    $ 14,263,423     (1,407,020)   $(38,734,205)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008 as required.

AIM Real Estate Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedules present financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                                      YEAR ENDED JULY 31,
                                                              -------------------------------------------------------------------
                                                                2007            2006            2005        2004           2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  32.65       $    29.14       $  21.41    $  17.50       $  15.25
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.38(a)          0.30(a)        0.38        0.44(a)        0.45(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.76             4.94           8.41        3.97           2.24
=================================================================================================================================
    Total from investment operations                              1.14             5.24           8.79        4.41           2.69
=================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.50)           (0.42)         (0.41)      (0.50)         (0.44)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (3.80)           (1.31)         (0.65)         --             --
=================================================================================================================================
    Total distributions                                          (4.30)           (1.73)         (1.06)      (0.50)         (0.44)
=================================================================================================================================
Net asset value, end of period                                $  29.49       $    32.65       $  29.14    $  21.41       $  17.50
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   1.98%           18.96%         41.87%      25.46%         18.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $994,153       $1,093,623       $940,003    $418,244       $177,901
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.26%(c)         1.29%          1.43%       1.65%          1.72%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.42%(c)         1.46%          1.57%       1.66%          1.72%
=================================================================================================================================
Ratio of net investment income to average net assets              1.09%(c)         1.00%          1.52%       2.17%          2.97%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             51%              45%            38%         28%            87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,277,311,998.

                                                                                           CLASS B
                                                              -----------------------------------------------------------------
                                                                                     YEAR ENDED JULY 31,
                                                              -----------------------------------------------------------------
                                                                2007           2006           2005        2004           2003
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  32.75       $  29.23       $  21.48    $  17.55       $  15.29
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.12(a)        0.07(a)        0.21        0.30(a)        0.36(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.75           4.96           8.44        3.99           2.24
===============================================================================================================================
    Total from investment operations                              0.87           5.03           8.65        4.29           2.60
===============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.23)         (0.20)         (0.25)      (0.36)         (0.34)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (3.80)         (1.31)         (0.65)         --             --
===============================================================================================================================
    Total distributions                                          (4.03)         (1.51)         (0.90)      (0.36)         (0.34)
===============================================================================================================================
Net asset value, end of period                                $  29.59       $  32.75       $  29.23    $  21.48       $  17.55
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   1.19%         18.06%         40.91%      24.66%         17.37%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $160,917       $227,459       $254,135    $174,672       $123,093
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.01%(c)       2.04%          2.11%       2.30%          2.37%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.17%(c)       2.21%          2.23%       2.31%          2.37%
===============================================================================================================================
Ratio of net investment income to average net assets              0.34%(c)       0.25%          0.84%       1.52%          2.32%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             51%            45%            38%         28%            87%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $227,797,966.

AIM Real Estate Fund

                                                                                          CLASS C
                                                              ----------------------------------------------------------------
                                                                                    YEAR ENDED JULY 31,
                                                              ----------------------------------------------------------------
                                                                2007           2006           2005        2004          2003
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  32.68       $  29.17       $  21.44    $  17.52       $ 15.26
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.12(a)        0.07(a)        0.21        0.30(a)       0.36(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.75           4.95           8.42        3.98          2.24
==============================================================================================================================
    Total from investment operations                              0.87           5.02           8.63        4.28          2.60
==============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.23)         (0.20)         (0.25)      (0.36)        (0.34)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (3.80)         (1.31)         (0.65)         --            --
==============================================================================================================================
    Total distributions                                          (4.03)         (1.51)         (0.90)      (0.36)        (0.34)
==============================================================================================================================
Net asset value, end of period                                $  29.52       $  32.68       $  29.17    $  21.44       $ 17.52
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                   1.20%         18.07%         40.90%      24.64%        17.41%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $150,854       $197,340       $209,723    $116,872       $64,648
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.01%(c)       2.04%          2.11%       2.30%         2.37%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.17%(c)       2.21%          2.23%       2.31%         2.37%
==============================================================================================================================
Ratio of net investment income to average net assets              0.34%(c)       0.25%          0.84%       1.52%         2.32%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                             51%            45%            38%         28%           87%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $203,545,026.

                                                                                    CLASS R
                                                              ----------------------------------------------------
                                                                                                    APRIL 30, 2004
                                                                                                     (DATE SALES
                                                                     YEAR ENDED JULY 31,            COMMENCED) TO
                                                              ----------------------------------       JULY 31,
                                                               2007          2006          2005          2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 32.66       $ 29.15       $21.41        $19.34
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.29(a)       0.22(a)      0.35          0.11(a)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.76          4.94         8.41          2.07
==================================================================================================================
    Total from investment operations                             1.05          5.16         8.76          2.18
==================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.41)        (0.34)       (0.37)        (0.11)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (3.80)        (1.31)       (0.65)           --
==================================================================================================================
    Total distributions                                         (4.21)        (1.65)       (1.02)        (0.11)
==================================================================================================================
Net asset value, end of period                                $ 29.50       $ 32.66       $29.15        $21.41
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  1.71%        18.66%       41.69%        11.29%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $35,660       $15,850       $6,832        $   24
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.51%(c)      1.54%        1.61%         1.72%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.67%(c)      1.71%        1.73%         1.73%(d)
==================================================================================================================
Ratio of net investment income to average net assets             0.84%(c)      0.75%        1.34%         2.10%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                                         51%           45%          38%           28%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,873,323.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Real Estate Fund

                                                                                   INVESTOR CLASS
                                                              ---------------------------------------------------------
                                                                                                     SEPTEMBER 30, 2003
                                                                                                        (DATE SALES
                                                                      YEAR ENDED JULY 31,              COMMENCED) TO
                                                              -----------------------------------         JULY 31,
                                                               2007          2006          2005             2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 32.63       $ 29.12       $ 21.40         $ 18.18
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.38(a)       0.30(a)       0.40            0.39(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.75          4.94          8.41            3.25
=======================================================================================================================
    Total from investment operations                             1.13          5.24          8.81            3.64
=======================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.50)        (0.42)        (0.44)          (0.42)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (3.80)        (1.31)        (0.65)             --
=======================================================================================================================
    Total distributions                                         (4.30)        (1.73)        (1.09)          (0.42)
=======================================================================================================================
Net asset value, end of period                                $ 29.46       $ 32.63       $ 29.12         $ 21.40
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  1.95%        18.99%        41.98%          20.13%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $40,614       $43,684       $41,889         $29,896
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.26%(c)      1.27%         1.34%           1.51%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.42%(c)      1.44%         1.46%           1.54%(d)
=======================================================================================================================
Ratio of net investment income to average net assets             1.09%(c)      1.02%         1.61%           2.31%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                         51%           45%           38%             28%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $52,158,283.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                                                     APRIL 30, 2004
                                                                                                      (DATE SALES
                                                                      YEAR ENDED JULY 31,            COMMENCED) TO
                                                              -----------------------------------       JULY 31,
                                                               2007          2006          2005           2004
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 32.66       $ 29.14       $ 21.42        $19.34
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.53(a)       0.44(a)       0.51          0.14(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         0.75          4.95          8.41          2.08
===================================================================================================================
    Total from investment operations                             1.28          5.39          8.92          2.22
===================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.65)        (0.56)        (0.55)        (0.14)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (3.80)        (1.31)        (0.65)           --
===================================================================================================================
    Total distributions                                         (4.45)        (1.87)        (1.20)        (0.14)
===================================================================================================================
Net asset value, end of period                                $ 29.49       $ 32.66       $ 29.14        $21.42
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  2.41%        19.55%        42.56%        11.50%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $66,979       $24,552       $18,671        $1,021
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.80%(c)      0.82%         0.92%         1.12%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.96%(c)      0.99%         1.04%         1.13%(d)
===================================================================================================================
Ratio of net investment income to average net assets             1.55%(c)      1.47%         2.03%         2.70%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(e)                                         51%           45%           38%           28%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $44,584,252.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Real Estate Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Distribution Plans are due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Real Estate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities and Shareholders of AIM Real Estate Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Real Estate Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

September 18, 2007
Houston, Texas

AIM REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions, and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period February 1, 2007, through      actual expense ratio and an assumed rate     help you determine the relative total
July 31, 2007.                               of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO
   A               $1,000.00               $815.50                $5.76        $1,018.45            $ 6.41             1.28%
   B                1,000.00                812.50                 9.12         1,014.73             10.14             2.03
   C                1,000.00                812.40                 9.12         1,014.73             10.14             2.03
   R                1,000.00                814.60                 6.88         1,017.21              7.65             1.53
Investor            1,000.00                815.40                 5.76         1,018.45              6.41             1.28

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 7/31/07

AIM REAL ESTATE FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             AVERAGE ANNUAL TOTAL RETURNS                 REIMBURSED EXPENSES IN THE PAST,
The following information has been                                                        PERFORMANCE WOULD HAVE BEEN LOWER.
prepared to provide Institutional Class      For periods ended 7/31/07
shareholders with a performance overview                                                     PLEASE NOTE THAT PAST PERFORMANCE IS
specific to their holdings. Institutional    10 Years                            12.84%   NOT INDICATIVE OF FUTURE RESULTS. MORE
Class shares are offered exclusively to       5 Years                            20.97    RECENT RETURNS MAY BE MORE OR LESS THAN
institutional investors, including defined    1 Year                              2.41    THOSE SHOWN. ALL RETURNS ASSUME
contribution plans that meet certain                                                      REINVESTMENT OF DISTRIBUTIONS AT NAV.
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                                                                          FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             For periods ended 6/30/07, most recent       MAY BE WORTH MORE OR LESS THAN THEIR
                                             calendar quarter-end                         ORIGINAL COST. SEE FULL REPORT FOR
                                                                                          INFORMATION ON COMPARATIVE BENCHMARKS.
                                             10 Years                            14.11%   PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                              5 Year                             21.60    MORE INFORMATION. FOR THE MOST CURRENT
                                              1 Year                             11.81    MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS DECEMBER 31,
                                             1996.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        IARIX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                            [AIM INVESTMENTS LOGO]
AIMinvestments.com                 REA-INS-1            A I M Distributors, Inc.                           --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      expenses that you paid over the period.         The hypothetical account values and
ongoing costs, including management fees     Simply divide your account value by $1,000   expenses may not be used to estimate the
and other Fund expenses. This example is     (for example, an $8,600 account value        actual ending account balance or expenses
intended to help you understand your         divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
ongoing costs (in dollars) of investing in   the result by the number in the table        information to compare the ongoing costs
the Fund and to compare these costs with     under the heading entitled "Actual           of investing in the fund and other funds.
ongoing costs of investing in other mutual   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
funds. The example is based on an            the expenses you paid on your account        example with the 5% hypothetical examples
investment of $1,000 invested at the         during this period.                          that appear in the shareholder reports of
beginning of the period and held for the                                                  the other funds.
entire period February 1, 2007, through      HYPOTHETICAL EXAMPLE FOR COMPARISON
July 31, 2007.                               PURPOSES                                        Please note that the expenses shown in
                                                                                          the table are meant to highlight your
ACTUAL EXPENSES                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
The table below provides information about   hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
actual account values and actual expenses.   actual expense ratio and an assumed rate     help you determine the relative total
You may use the information in this table,   of return of 5% per year before expenses,    costs of owning different funds.
together with the amount you invested, to    which is not the Fund's actual return.
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO

Institutional      $1,000.00               $817.30                $3.60        $1,020.83             $4.01             0.80%

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMinvestments.com                 REA-INS-1            A I M Distributors, Inc.

AIM REAL ESTATE FUND

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APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     ments by the independent Senior Officer.     their responsibilities under the Fund's
Investment Securities Funds is required      One responsibility of the Senior Officer     advisory agreement.
under the Investment Company Act of 1940     is to manage the process by which the AIM
to approve annually the renewal of the AIM   Funds' proposed management fees are             In determining whether to continue the
Real Estate Fund (the Fund) investment       negotiated during the annual contract        Fund's advisory agreement, the Board
advisory agreement with A I M Advisors,      renewal process to ensure that they are      considered the prior relationship between
Inc. (AIM). During contract renewal          negotiated in a manner which is at arms'     AIM and the Fund, as well as the Board's
meetings held on June 25-27, 2007, the       length and reasonable. Accordingly, the      knowledge of AIM's operations, and
Board as a whole and the disinterested or    Senior Officer must either supervise a       concluded that it was beneficial to
"independent" Trustees, voting separately,   competitive bidding process or prepare an    maintain the current relationship, in
approved the continuance of the Fund's       independent written evaluation. The Senior   part, because of such knowledge. The Board
investment advisory agreement for another    Officer has recommended that an              also considered the steps that AIM and its
year, effective July 1, 2007. In doing so,   independent written evaluation be provided   affiliates have taken over the last
the Board determined that the Fund's         and, upon the direction of the Board, has    several years to improve the quality and
advisory agreement is in the best            prepared an independent written              efficiency of the services they provide to
interests of the Fund and its shareholders   evaluation.                                  the Funds in the areas of investment
and that the compensation to AIM under the                                                performance, product line diversification,
Fund's advisory agreement is fair and           During the annual contract renewal        distribution, fund operations, shareholder
reasonable.                                  process, the Board considered the factors    services and compliance. The Board
                                             discussed below under the heading "Factors   concluded that the quality and efficiency
   The independent Trustees met separately   and Conclusions and Summary of Independent   of the services AIM and its affiliates
during their evaluation of the Fund's        Written Fee Evaluation" in evaluating the    provide to the AIM Funds in each of these
investment advisory agreement with           fairness and reasonableness of the Fund's    areas have generally improved, and support
independent legal counsel from whom they     advisory agreement at the contract renewal   the Board's approval of the continuance of
received independent legal advice, and the   meetings and at their meetings throughout    the Fund's advisory agreement.
independent Trustees also received           the year as part of their ongoing
assistance during their deliberations from   oversight of the Fund. The Fund's advisory      B. FUND PERFORMANCE
the independent Senior Officer, a            agreement was considered separately,
full-time officer of the AIM Funds who       although the Board also considered the       The Board compared the Fund's performance
reports directly to the independent          common interests of all of the AIM Funds     during the past one, three and five
Trustees. The following discussion more      in their deliberations. The Board            calendar years to the performance of funds
fully describes the process employed by      comprehensively considered all of the        in the Fund's Lipper peer group that are
the Board to evaluate the performance of     information provided to them and did not     not managed by AIM, and against the
the AIM Funds (including the Fund)           identify any particular factor that was      performance of all funds in the Lipper
throughout the year and, more                controlling. Furthermore, each Trustee may   Real Estate Funds Index. The Board also
specifically, during the annual contract     have evaluated the information provided      reviewed the methodology used by Lipper to
renewal meetings.                            differently from one another and             identify the Fund's peers. The Board noted
                                             attributed different weight to the various   that the Fund's performance was comparable
THE BOARD'S FUND EVALUATION PROCESS          factors. The Trustees recognized that the    to the median performance of its peers for
                                             advisory arrangements and resulting          the one, three and five year periods. The
The Board's Investments Committee has        advisory fees for the Fund and the other     Board noted that the Fund's performance
established three Sub-Committees which are   AIM Funds are the result of years of         was above the performance of the Index for
responsible for overseeing the management    review and negotiation between the           the one, three and five year periods. The
of a number of the series portfolios of      Trustees and AIM, that the Trustees may      Board also considered the steps AIM has
the AIM Funds. This Sub-Committee            focus to a greater extent on certain         taken over the last several years to
structure permits the Trustees to focus on   aspects of these arrangements in some        improve the quality and efficiency of the
the performance of the AIM Funds that have   years than others, and that the Trustees'    services that AIM provides to the AIM
been assigned to them. The Sub-Committees    deliberations and conclusions in a           Funds. The Board concluded that AIM
meet throughout the year to review the       particular year may be based in part on      continues to be responsive to the Board's
performance of their assigned funds, and     their deliberations and conclusions of       focus on fund performance. Although the
the Sub-Committees review monthly and        these same arrangements throughout the       independent written evaluation of the
quarterly comparative performance            year and in prior years.                     Fund's Senior Officer (discussed below)
information and periodic asset flow data                                                  only considered Fund performance through
for their assigned funds. These materials    FACTORS AND CONCLUSIONS AND SUMMARY OF       the most recent calendar year, the Board
are prepared under the direction and         INDEPENDENT WRITTEN FEE EVALUATION           also reviewed more recent Fund performance
supervision of the independent Senior                                                     and this review did not change their
Officer. Over the course of each year, the   The discussion below serves as a summary     conclusions.
Sub-Committees meet with portfolio           of the Senior Officer's independent
managers for their assigned funds and        written evaluation, as well as a                C. ADVISORY FEES AND FEE WAIVERS
other members of management and review       discussion of the material factors and
with these individuals the performance,      related conclusions that formed the basis    The Board compared the Fund's contractual
investment objective(s), policies,           for the Board's approval of the Fund's       advisory fee rate to the contractual
strategies and limitations of these funds.   advisory agreement and sub-advisory          advisory fee rates of funds in the Fund's
                                             agreement. Unless otherwise stated,          Lipper peer group that are not managed by
   In addition to their meetings             information set forth below is as of June    AIM, at a common asset level and as of the
throughout the year, the Sub-Committees      27, 2007 and does not reflect any changes    end of the past calendar year. The Board
meet at designated contract renewal          that may have occurred since that date,      noted that the Fund's advisory fee rate
meetings each year to conduct an in-depth    including but not limited to changes to      was comparable to the median advisory fee
review of the performance, fees and          the Fund's performance, advisory fees,       rate of its peers. The Board also reviewed
expenses of their assigned funds. During     expense limitations and/or fee waivers.      the methodology used by Lipper and noted
the contract renewal process, the Trustees                                                that the contractual fee rates shown by
receive comparative performance and fee      I. INVESTMENT ADVISORY AGREEMENT             Lipper include any applicable long-term
data regarding all the AIM Funds prepared                                                 contractual fee waivers. The Board also
by an independent company, Lipper, Inc.,        A. NATURE, EXTENT AND QUALITY OF          compared the Fund's contractual advisory
under the direction and supervision of the         SERVICES PROVIDED BY AIM               fee rate to the contractual advisory fee
independent Senior Officer who also                                                       rates of other clients of AIM and its
prepares a separate analysis of this         The Board reviewed the advisory services     affiliates with investment strategies
information for the Trustees. Each           provided to the Fund by AIM under the        comparable to those of the Fund, including
Sub-Committee then makes recommendations     Fund's advisory agreement, the performance   three mutual funds advised by AIM, one
to the Investments Committee regarding the   of AIM in providing these services, and      mutual fund sub-advised by an AIM
performance, fees and expenses of their      the credentials and experience of the        affiliate, and three offshore funds
assigned funds. The Investments Committee    officers and employees of AIM who provide    advised and sub-advised by AIM affiliates.
considers each Sub-Committee's               these services. The Board's review of the    The Board noted that the Fund's rate was:
recommendations and makes its own            qualifications of AIM to provide these       (i) above the rates for two of the mutual
recommendations regarding the performance,   services included the Board's                funds and the same as the rate for the
fees and expenses of the AIM Funds to the    consideration of AIM's portfolio and         third mutual fund; (ii) above the
full Board. Moreover, the Investments        product review process, various back         sub-advisory fee rate for the sub-advised
Committee considers each Sub-Committee's     office support functions provided by AIM,    mutual fund; and (iii) below the advisory
recommendations in making its annual         and AIM's equity and fixed income trading    fee rates for two of the three offshore
recommendation to the Board whether to       operations. The Board concluded that the     funds and above the advisory fee rate for
approve the continuance of each AIM Fund's   nature, extent and quality of the advisory   the third such offshore fund.
investment advisory agreement and            services provided to the Fund by AIM were
sub-advisory agreement, if applicable        appropriate and that AIM currently is           Additionally, the Board compared the
(advisory agreements), for another year.     providing satisfactory advisory services     Fund's contractual advisory fee rate to
                                             in accordance with the terms of the Fund's   the total advisory fees paid by numerous
   The independent Trustees, as mentioned    advisory agreement. In addition, based on    separately managed accounts/wrap accounts
above, are assisted in their annual          their ongoing meetings throughout the year   advised by an AIM affiliate. The Board
evaluation of the advisory agree-            with the Fund's portfolio managers, the      noted that the Fund's rate was above the
                                             Board concluded that these individuals are   rates for the separately managed
                                             competent and able to continue to carry      accounts/wrap accounts. The Board
                                             out                                          considered that man-

                                                                                                                         (continued)

AIM REAL ESTATE FUND

agement of the separately managed               F. INDEPENDENT WRITTEN EVALUATION         cluded that the nature, extent and quality
accounts/wrap accounts by the AIM                  OF THE FUND'S SENIOR OFFICER           of the services provided by the
affiliate involves different levels of                                                    Sub-Advisor were appropriate and that the
services and different operational and       The Board noted that, upon their             Sub-Advisor currently is providing
regulatory requirements than AIM's           direction, the Senior Officer of the Fund,   satisfactory services in accordance with
management of the Fund. The Board            who is independent of AIM and AIM's          the terms of the Fund's sub-advisory
concluded that these differences are         affiliates, had prepared an independent      agreement. In addition, based on their
appropriately reflected in the fee           written evaluation to assist the Board in    ongoing meetings throughout the year with
structure for the Fund and the separately    determining the reasonableness of the        the Fund's portfolio managers, the Board
managed accounts/wrap accounts.              proposed management fees of the AIM Funds,   concluded that these individuals are
                                             including the Fund. The Board noted that     competent and able to continue to carry
   The Board noted that AIM has not          they had relied upon the Senior Officer's    out their responsibilities under the
proposed any advisory fee waivers or         written evaluation instead of a              Fund's sub-advisory agreement.
expense limitations for the Fund. However,   competitive bidding process. In
the Board also noted that AIM has            determining whether to continue the Fund's       B. FUND PERFORMANCE
recommended that the Board approve an        advisory agreement, the Board considered
amendment to the Fund's contractual          the Senior Officer's written evaluation.     The Board compared the Fund's performance
advisory fee schedule that would implement                                                during the past one, three and five
the contractual advisory fee waiver that        G. COLLATERAL BENEFITS TO AIM AND         calendar years to the performance of funds
had been formerly committed to by AIM,             ITS AFFILIATES                         in the Fund's Lipper peer group that are
which waiver provided for lower effective                                                 not managed by AIM, and against the
fee rates at all asset levels than the       The Board considered various other           performance of all funds in the Lipper
Fund's current contractual advisory fee      benefits received by AIM and its             Real Estate Funds Index. The Board also
schedule. The Board noted that AIM's         affiliates resulting from AIM's              reviewed the methodology used by Lipper to
recommendation was made in response to the   relationship with the Fund, including the    identify the Fund's peers. The Board noted
recommendation of the independent Senior     fees received by AIM and its affiliates      that the Fund's performance was comparable
Officer that AIM consider whether the        for their provision of administrative,       to the median performance of its peers for
advisory fee waivers for certain equity      transfer agency and distribution services    the one, three and five year periods. The
AIM Funds, including the Fund, should be     to the Fund. The Board considered the        Board noted that the Fund's performance
simplified. The Board concluded that it      performance of AIM and its affiliates in     was above the performance of the Index for
would be appropriate to approve the          providing these services and the             the one, three and five year periods. The
proposed amendment to the Fund's             organizational structure employed by AIM     Board also considered the steps AIM has
contractual advisory fee schedule and that   and its affiliates to provide these          taken over the last several years to
it was not necessary at this time to         services. The Board also considered that     improve the quality and efficiency of the
discuss with AIM whether to implement any    these services are provided to the Fund      services that AIM provides to the AIM
fee waivers or expense limitations for the   pursuant to written contracts which are      Funds. The Board concluded that AIM
Fund.                                        reviewed and approved on an annual basis     continues to be responsive to the Board's
                                             by the Board. The Board concluded that AIM   focus on fund performance. Although the
   After taking account of the Fund's        and its affiliates were providing these      independent written evaluation of the
contractual advisory fee rate, as well as    services in a satisfactory manner and in     Fund's Senior Officer (discussed below)
the comparative advisory fee information     accordance with the terms of their           only considered Fund performance through
discussed above, the Board concluded that    contracts, and were qualified to continue    the most recent calendar year, the Board
the Fund's advisory fees were fair and       to provide these services to the Fund.       also reviewed more recent Fund performance
reasonable.                                                                               and this review did not change their
                                                The Board considered the benefits         conclusions.
   D. ECONOMIES OF SCALE AND BREAKPOINTS     realized by AIM as a result of portfolio
                                             brokerage transactions executed through         C. SUB-ADVISORY FEES
The Board considered the extent to which     "soft dollar" arrangements. Under these
there are economies of scale in AIM's        arrangements, portfolio brokerage            The Board compared the Fund's contractual
provision of advisory services to the        commissions paid by the Fund and/or other    sub-advisory fee rate to the sub-advisory
Fund. The Board also considered whether      funds advised by AIM are used to pay for     fees paid by other sub-advisory clients of
the Fund benefits from such economies of     research and execution services. The Board   the Sub-Advisor with investment strategies
scale through contractual breakpoints in     noted that soft dollar arrangements shift    comparable to those of the Fund, including
the Fund's advisory fee schedule or          the payment obligation for the research      three mutual funds sub-advised by the
through advisory fee waivers or expense      and executions services from AIM to the      Sub-Advisor and three offshore funds
limitations. The Board noted that the        funds and therefore may reduce AIM's         sub-advised by the Sub-Advisor. The Board
Fund's contractual advisory fee schedule     expenses. The Board also noted that          noted that the Fund's sub-advisory fee
currently does not include any breakpoints   research obtained through soft dollar        rate was: (i) comparable to the
but that the amendment to the Fund's         arrangements may be used by AIM in making    sub-advisory fee rates for two of the
contractual advisory fee schedule            investment decisions for the Fund and may    mutual funds and below the sub-advisory
discussed above provides for seven           therefore benefit Fund shareholders. The     fee rate for the third mutual fund; (ii)
breakpoints. Based on this information,      Board concluded that AIM's soft dollar       below the sub-advisory fee rates for two
the Board concluded that the Fund's          arrangements were appropriate. The Board     of the offshore funds and comparable to
advisory fees will appropriately reflect     also concluded that, based on their review   the sub-advisory fee rate for the third
economies of scale upon the Board's          and representations made by AIM, these       offshore fund. Additionally, the Board
approval of the amendment to the Fund's      arrangements were consistent with            compared the Fund's contractual
contractual advisory fee schedule. The       regulatory requirements.                     sub-advisory fee rate to the total
Board also noted that the Fund shares                                                     advisory fees paid by numerous separately
directly in economies of scale through          The Board considered the fact that the    managed accounts/wrap accounts sub-advised
lower fees charged by third party service    Fund's uninvested cash and cash collateral   by the Sub-Advisor with investment
providers based on the combined size of      from any securities lending arrangements     strategies comparable to those of the
all of the AIM Funds and affiliates.         may be invested in money market funds        Fund. The Board noted that the Fund's
                                             advised by AIM pursuant to procedures        sub-advisory fee rate was generally
   E. PROFITABILITY AND FINANCIAL            approved by the Board. The Board noted       comparable to the rates for the separately
      RESOURCES OF AIM                       that AIM will receive advisory fees from     managed accounts/wrap accounts. The Board
                                             these affiliated money market funds          considered the services to be provided by
The Board reviewed information from AIM      attributable to such investments, although   the Sub-Advisor pursuant to the Fund's
concerning the costs of the advisory and     AIM has contractually agreed to waive the    sub-advisory agreement and the services to
other services that AIM and its affiliates   advisory fees payable by the Fund with       be provided by AIM pursuant to the Fund's
provide to the Fund and the profitability    respect to its investment of uninvested      advisory agreement, as well as the
of AIM and its affiliates in providing       cash in these affiliated money market        allocation of fees between AIM and the
these services. The Board also reviewed      funds through at least June 30, 2008. The    Sub-Advisor pursuant to the sub-advisory
information concerning the financial         Board considered the contractual nature of   agreement. The Board noted that the
condition of AIM and its affiliates. The     this fee waiver and noted that it remains    sub-advisory fees have no direct effect on
Board also reviewed with AIM the             in effect until at least June 30, 2008.      the Fund or its shareholders, as they are
methodology used to prepare the              The Board concluded that the Fund's          paid by AIM to the Sub-Advisor, and that
profitability information. The Board         investment of uninvested cash and cash       AIM and the Sub-Advisor are affiliates.
considered the overall profitability of      collateral from any securities lending       After taking account of the Fund's
AIM, as well as the profitability of AIM     arrangements in the affiliated money         contractual sub-advisory fee rate, as well
in connection with managing the Fund. The    market funds is in the best interests of     as the comparative sub-advisory fee
Board noted that AIM continues to operate    the Fund and its shareholders.               information, the Board concluded that the
at a net profit, although increased                                                       Fund's sub-advisory fees were fair and
expenses in recent years have reduced the    II. SUB-ADVISORY AGREEMENT                   reasonable.
profitability of AIM and its affiliates.
The Board concluded that the Fund's              A. NATURE, EXTENT AND QUALITY OF            D. FINANCIAL RESOURCES OF THE
advisory fees were fair and reasonable,             SERVICES PROVIDED BY THE                    SUB-ADVISOR
and that the level of profits realized by           SUB-ADVISOR
AIM and its affiliates from providing                                                     The Board considered whether the
services to the Fund was not excessive in    The Board reviewed the services provided     Sub-Advisor is financially sound and has
light of the nature, quality and extent of   by INVESCO Institutional (N.A.), Inc. (the   the resources necessary to perform its
the services provided. The Board             Sub-Advisor) under the Fund's sub-advisory   obligations under the Fund's sub-advisory
considered whether AIM is financially        agreement, the performance of the            agreement, and concluded that the
sound and has the resources necessary to     Sub-Advisor in providing these services,     Sub-Advisor has the financial resources
perform its obligations under the Fund's     and the credentials and experience of the    necessary to fulfill these obligations.
advisory agreement, and concluded that AIM   officers and employees of the Sub-Advisor
has the financial resources necessary to     who provide these services. The Board con-
fulfill these obligations.

AIM Real Estate Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Long-Term Capital Gain Dividends              $169,885,057
         Qualified Dividend Income*                               0%
         Corporate Dividends Received Deduction*                  0%




       * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Short-Term Gains                     $21,004,780
         Qualified Interest Income**                              0%




       ** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2006, January 31, 2007, April 30, 2007 and July 31, 2007 were 15.12%, 8.54%, 6.97%, and 3.32%, respectively.

AIM Real Estate Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); CompuDyne
                                             Corporation (provider of products and
                                             services to the public security market);
                                             and Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1990       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Real Estate Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director, Vice
                                             President and General Counsel, Fund
                                             Management Company; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President and General Counsel, Liberty
                                             Financial Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                         N/A
Formerly: Fund Treasurer, A I M
Advisors, Inc.; Senior Vice
President, AIM Investment
Services, Inc.; and Vice
President, A I M Distributors,
Inc.

-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Chief Investment Officer
                                             and Executive Vice President, AIM Funds
                                             Management Inc. d/b/a AIM Trimark
                                             Investments; Senior Vice President and
                                             Head of Equity Investments, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark--
                                             Formerly: Director, Trimark Trust and
                                             A I M Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., INVESCO
                                             Private Capital Investments, Inc.
                                             (holding company), INVESCO Private
                                             Capital, Inc. (registered investment
                                             advisor) and INVESCO Senior Secured
                                             Management, Inc. (registered investment
                                             advisor); and Vice President, A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management
                                             Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
                                                                                                         INVESCO
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   Institutional
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      (NA) Inc.
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    INVESCO
                              Houston, TX 77046-1173   Suite 100                Suite 2900               Alternatives
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Group
                                                                                                         Division
                                                                                                         Three
                                                                                                         Galleria
                                                                                                         Tower,
                                                                                                         Suite
                                                                                                         500
                                                                                                         13155
                                                                                                         Noel
                                                                                                         Road
                                                                                                         Dallas,
                                                                                                         TX
                                                                                                         75240-5042

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-3801
                              New York, NY 10036-2714

                            [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund     FUND HOLDINGS AND PROXY VOTING INFORMATION
and account information via e-mail. Once your
quarterly statements, tax forms, fund reports,and   The Fund provides a complete list of its holdings four times in each fiscal
prospectuses are available, we will send you an     year, at the quarter-ends. For the second and fourth quarters, the lists appear
e-mail notification containing links to these       in the Fund's semiannual and annual reports to shareholders. For the first and
documents. For security purposes, you will need     third quarters, the Fund files the lists with the Securities and Exchange
to log in to your account to view your statements   Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
and tax forms.                                      available at AIMinvestments.com. From our home page, click on Products &
                                                    Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
WHY SIGN UP?                                        drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
Register for eDelivery to:                          Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington,D.C. You can obtain information on the operation of the Public
o  save your Fund the cost of printing and          Reference Room, including information about duplicating fee charges,by calling
   postage.                                         202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and
o  reduce the amount of paper you receive.          033-39519.

o  gain access to your documents faster by not      A description of the policies and procedures that the Fund uses to determine how
   waiting for the mail.                            to vote proxies relating to portfolio securities is available without charge,upon request, from our Client Services department at 800-959-4246 or on
o  view your documents online anytime at your       the AIM Web site,AIMinvestments.com. On the home page, scroll down and click on
   convenience.                                     AIM Funds Proxy Policy. The information is also available on the SEC Web
                                                    site,sec.gov.
o  save the documents to your personal computer
   or print them out for your records.              Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web
HOW DO I SIGN UP?                                   site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next,select the Fund from the
It's easy. Just follow these simple steps:          drop-down menu. The information is also available on the SEC Web site, sec.gov.

1. Log in to your account.                          IF USED AFTER OCTOBER 20, 2007, THIS REPORT MUST BE ACCOMPANIED BY A FUND
                                                    PERFORMANCE & COMMENTARY OR BY AN AIM QUARTERLY PERFORMANCE REVIEW FOR THE MOST
2. Click on the "Service Center" tab.               RECENT QUARTER-END. MUTUAL FUNDS AND EXCHANGE-TRADED FUNDS DISTRIBUTED BY A I M
                                                    DISTRIBUTORS, INC.
3. Select "Register for eDelivery" and complete
   the consent process.

This AIM service is provided by AIM Investment
Services,Inc.

                                  REA-AR-1               A I M Distributors,Inc.

                             [AIM INVESTMENTS LOGO]
                           -- REGISTERED TRADEMARK --

                            AIM SHORT TERM BOND FUND
                 Annual Report to Shareholders o July 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Short-Term Taxable
Investment Grade

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   15
Notes to Financial Statements ............   18
Financial Highlights .....................   26
Auditor's Report .........................   29
Fund Expenses ............................   30
Approval of Advisory Agreement ...........   31
Tax Information ..........................   33
Trustees and Officers ....................   34

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

[GRAPHIC]  [GRAPHIC]   [GRAPHIC]
[TARGET     [TARGET   [DIVERSIFIED
  RISK]    MATURITY]   PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

[AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM SHORT TERM BOND FUND

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers
    [TAYLOR                                  questions you may have about your investment.
     PHOTO]
                                                Despite a significant, albeit short-lived, stock market sell-off in late
   Philip Taylor                             February and early March--and a more severe stock market decline that began in
                                             July--major stock market indexes in the United States and abroad generally performed well for the 12 months ended July 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas;
                                             strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money as easily, the economy tends to slow.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o    Domestic, global and international equity funds

                                             o    Taxable and tax-exempt fixed-income funds

                                             o    Allocation portfolios, with risk/return characteristics to match your needs

                                             o    AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             In conclusion

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in
                                             us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

AIM SHORT TERM BOND FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
                                             Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of
                                             AIM Investments --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has
                                             given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as Vice Chairman of the Board. We thank Bob for his
    [CROCKETT                                many contributions and wish him a long and happy future.
      PHOTO]
                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007,
Bruce L. Crockett                            we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email
                                             (bruce@brucecrockett.com) with your thoughts on the following:

                                                1)   How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2)   What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3)   Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

AIM SHORT TERM BOND FUND

MANAGEMENT'S DISCUSSION                                                                   tom-up analysis, which involves an
OF FUND PERFORMANCE                                                                       evaluation of individual bond issuers. In
=======================================================================================   evaluating the credit quality of a
PERFORMANCE SUMMARY                                                                       security, we use input from various rating
                                                                                          agencies and Wall Street fixed-income and
For the fiscal year ended July 31, 2007, Class A Shares of AIM Short Term Bond Fund,      equity analysts, and conduct our own
excluding applicable sales charges, underperformed the Fund's broad market and            internal credit analysis.
style-specific indexes.(1) During the past several months, subprime mortgage problems
and housing sector weakness put downward price pressure on the credit-sensitive sectors      We consider selling a bond when:
of the bond market, including mortgage-backed securities (MBS). Consequently, the
Fund's MBS sector positioning detracted from performance relative to its broad market     o It becomes fully valued.
and style-specific indexes.
                                                                                          o Overall market and economic trends
   Your Fund's long-term performance appears later in this report.                        indicate that sector emphasis should be
                                                                                          changed.
FUND VS. INDEXES
                                                                                          o Fundamentals, such as credit quality
Total returns, 7/31/06-7/31/07, excluding applicable sales charges. If sales charges      ratings, deteriorate for an individual
were included, returns would be lower.                                                    issuer or a sector.

Class A Shares                                                                   4.84%    o An unanticipated change occurs involving
Class C Shares                                                                   4.59     an individual issuer or a sector.
Class R Shares                                                                   4.59
Lehman Brothers U.S. Aggregate Bond Index(1) (Broad Market Index)                5.58
Lehman Brothers 1-3 Year Government/Credit Bond Index(1) (Style-Specific Index)  5.35     MARKET CONDITIONS AND YOUR FUND
Lipper Short Investment Grade Bond Funds Index(1) (Peer Group Index)             5.05
                                                                                          The U.S. economy strengthened in the
SOURCE: (1)LIPPER INC.                                                                    second quarter of 2007 with gross domestic
                                                                                          product (GDP) expanding at a 4.0% annual
=======================================================================================   rate, its highest level in the last five
                                                                                          quarters.(2) Growth was driven by exports,
HOW WE INVEST                                including U.S. Treasury securities, U.S.     government spending, business investment
                                             government agency bonds, corporate bonds     and commercial construction. Despite
Our goal is to provide investors with an     and mortgage-backed securities. We make      stronger than expected economic growth
actively managed portfolio of                allocation decisions based on performance    during the second quarter, real GDP growth
investment-grade bonds that has the risk     and valuations among the different areas     over the last four quarters slowed to a
characteristics of the Lehman Brothers 1-3   in the bond market. Our focus is on bonds    moderate rate.(2) By the end of July, core
Year Government/Credit Bond Index and        that we believe are attractively valued      inflation, as measured by the consumer
focuses on providing a competitive yield     relative to the rest of the bond market.     price index (CPI) excluding food and
advantage over cash management vehicles,                                                  energy, slipped to a 2.2% annualized rate
with protection of principal.                   Our security selection process            for the fiscal year, raising hopes that
                                             involves both top-down analysis, which       overall inflation could ease.(3)
   We look for potential investments in      takes into account overall economic and
all sectors of the investment-grade bond     market trends, and bot-                         Wrapping up a two-day meeting on June
market,                                                                                   28, 2007, the U.S. Federal Reserve Board
                                                                                          (the Fed)
                                                                                                                         (continued)
==========================================   ==========================================   ==========================================

     PORTFOLIO COMPOSITION                                                                    TOP 10 FIXED INCOME ISSUERS*

By industry                                                                               1.   Federal National
                                                                                                Mortgage Association           14.5%

Federal National Mortgage Association        Other Industries With Less Than              2.   Government National Mortgage
 (FNMA)                              14.5%    2.0% of Total Net Assets            30.1          Association                     6.5

Other Diversified Financial Services 14.2    Money Market Funds                           3.   Federal Home Loan Mortgage Corp. 5.4

Diversified Banks                     9.0    Plus Other Assets Less Liabilities    0.7    4.   Glencore Funding LLC             3.0

Government National Mortgage
 Association (GNMA)                   6.5    Total Net Assets          $180.62 million    5.   First Union Capital I            2.8

Federal Home Loan Mortgage Corp.
 (FHLMC)                              5.4    Total Number of Holdings*             261    6.   March & McLennan Cos. Inc.       2.4

Property & Casualty Insurance         3.5                                                 7.   CNA Financial Corp.              2.0

Broadcasting & Cable TV               3.3                                                 8.   Bank America Institutional
                                                                                                Capital                         1.8

Integrated Telecommunication Services 3.0                                                 9.   Telecom Italia Capital
                                                                                                S.A. (Italy)                    1.8

Consumer Finance                      2.6                                                 10.  Cox Communications Inc.          1.7

Homebuilding                          2.5

Insurance Brokers                     2.4

Regional Banks                        2.3

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.
==========================================   ==========================================   ==========================================

AIM SHORT TERM BOND FUND

reiterated its belief that inflation         than the yield on 10-year Treasury           general flight-to-quality from the
remains the greatest threat to the           securities.(6)                               credit-sensitive segments of the bond
economy. As a result, the Fed unanimously                                                 market, including MBS. Despite stronger
decided to hold the federal funds target        Reflective of our belief that the Fed     performance of higher-coupon mortgage
rate at 5.25%, where it has been since       would focus on managing inflation            bonds relative to lower-coupon MBS over
June 2006.(4)                                expectations and keep the interest rates     the period, the Fund's exposure to MBS had
                                             unchanged throughout the first part of       a negative impact on performance relative
   By June 2007, the downturn in the         2007, we tactically traded duration,         to its style-specific benchmark.
housing market was clearly visible, as       focusing on short end of the yield curve.
sales of existing homes had declined more    Duration is a measure of a bond's               Thank you for investing in AIM Short
than 10% and sales of new homes had fallen   sensitivity to interest rate changes.        Term Bond Fund and for sharing our
by 30% from their peaks in mid-2005.(4) In   Shorter duration bonds tend to be less       long-term investment horizon.
addition, developments in the subprime       sensitive to interest-rate changes.
mortgage market during the second half of                                                 Sources: (2) Bureau of Economic Analysis;
the reporting period added to the               We primarily used two-year U.S.           (3) Bureau of Labor Statistics; (4) U.S.
uncertainty of housing demand.               Treasury Note futures contracts to           Federal Reserve Board; (5) Lehman Brothers
                                             maintain a defensive to neutral duration     Inc.; (6) U.S. Treasury
   In the fixed income market, subprime      positioning as bond yields fluctuated
lending issues began to impact               across all maturity ranges. Our              THE VIEWS AND OPINIONS EXPRESSED IN
credit-sensitive segments of the market,     conservative approach to duration            MANAGEMENT'S DISCUSSION OF FUND
including the high yield and bank loan       management had no significant impact on      PERFORMANCE ARE THOSE OF A I M ADVISORS,
markets. The magnitude of the problem was    performance, as Treasury yields across all   INC. THESE VIEWS AND OPINIONS ARE SUBJECT
enhanced by a lack of liquidity, as          maturities had declined by the end of the    TO CHANGE AT ANY TIME BASED ON FACTORS
lenders began demanding more stringent       year. In our view, gaining exposure to the   SUCH AS MARKET AND ECONOMIC CONDITIONS.
terms and enhanced covenant protection       U.S. Treasury market through U.S. Treasury   THESE VIEWS AND OPINIONS MAY NOT BE RELIED
from bond issuers..                          futures is a more effective way to employ    UPON AS INVESTMENT ADVICE OR
                                             the Fund's cash for duration management      RECOMMENDATIONS, OR AS AN OFFER FOR A
   For the fiscal year, investment grade     purposes versus buying actual bonds.         PARTICULAR SECURITY. THE INFORMATION IS
corporate bonds posted solid returns, as                                                  NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
they benefited from continued demand            In addition, we used Chicago              ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
during the first part of the year, strong    Mercantile Exchange (CME) Eurodollar         THE FUND. STATEMENTS OF FACT ARE FROM
company earnings and stable credit           futures contracts to hedge the interest      SOURCES CONSIDERED RELIABLE, BUT A I M
fundamentals.(5) However, rising yields in   rate exposure of the Fund. Traded at the     ADVISORS, INC. MAKES NO REPRESENTATION OR
May and June of 2007 had a predictable       Chicago Mercantile Exchange), each CME       WARRANTY AS TO THEIR COMPLETENESS OR
effect on the bond prices, reversing most    Eurodollar futures contract is denominated   ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
of the gains generated during the first      in U.S. dollars and priced based on the      IS NO GUARANTEE OF FUTURE RESULTS, THESE
four months in 2007.(5) Bond yields and      market's forecast of the three-month LIBOR   INSIGHTS MAY HELP YOU UNDERSTAND OUR
prices move in oppostite directions. As      (London Inter Bank Offered Rate). U.S.       INVESTMENT MANAGEMENT PHILOSOPHY.
the trend of stronger performance by lower   Treasury and CME Eurodollar futures offer
quality bonds reversed in May, strategies    a variety of standardized contracts, are     See important Fund and index
that overweighted higher-rated investment    exchange traded and provide a high level     disclosures later in this report.
grade corporate bonds outperformed           of liquidity.
strategies of lower quality segments over
the entire period.                              Throughout the year, we remained                     Jan H. Friedli
                                             invested in investment-grade corporate                  Senior portfolio manager,
   Despite losses in June and July, high     bonds. Strategically positioning the         [FRIEDLI   is lead manager of AIM
yield bonds delivered strong performance,    Fund's portfolio in this sector, we          PHOTO]     Short Term Bond Fund. He began
outperforming investment grade issues for    gradually reduced our exposure to                       his investment career in 1990
the entire fiscal year.(5) Lower-quality     corporate bonds within the insurance                    and joined AIM in 1999. Mr.
high yield securities, those rated CCC and   industry by selling underperforming          Friedli graduated cum laude from Villanova
lower, were the best performing issues       issues. For the year, a positive             University with a Bachelor of Science
within the high yield universe for the       contribution from corporate bonds covered    degree in computer science and earned an
year.(5) The yield of the 10-year U.S.       the losses generated from our security       M.B.A. from the University of Chicago.
Treasury note, a key benchmark that          selection in insurance-related bonds and
influences nearly all long-term interest     benefited the overall performance of the                Brendan D. Gau
rates, including home mortgages, reached     Fund relative to its benchmark.              [GAU       Chartered Financial Analyst,
its five-year high of 5.26% in June                                                       PHOTO]     portfolio manager, is manager
2007.(6) However, it fell to 4.78% by the       The Fund maintained an                               of AIM Short Term Bond Fund. He
end of the fiscal year as demand for the     out-of-benchmark position in MBS as we                  joined AIM in 1996. Mr. Gau
safety of government debt has                believed higher-coupon mortgage bonds                   earned a Bachelor of Arts
increased.(6) The yield curve had            offered attractive yields and relatively     degree in mathematics, physics and
steepened considerably by the end of the     small prepayment risk by historical          economics from Rice University.
period as the yields on two- and five-year   standards. During the past few months, the
U.S. Treasury notes closed at 4.56% and      well-publicized difficulties in the          Assisted by the Taxable Investment Grade
4.60%, respectively, lower                   subprime market caused an increase in        Bond Team
                                             volatility and a

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND DATA FROM 8/30/02, INDEX DATA FROM 8/31/02

                                        LEHMAN BROTHERS
          AIM SHORT TERM BOND FUND   1-3 YEAR GOVERNMENT/     LEHMAN BROTHERS U.S.     LIPPER SHORT INVESTMENT
 DATE         -CLASS C SHARES           CREDIT INDEX(1)     AGGREGATE BOND INDEX(1)   GRADE BOND FUNDS INDEX(1)
-------   ------------------------   --------------------   -----------------------   -------------------------
8/30/02            $10000
   8/02             10000                   $10000                  $10000                     $10000
   9/02             10051                    10087                   10162                      10065
  10/02             10062                    10099                   10116                      10071
  11/02             10052                    10099                   10113                      10075
  12/02             10142                    10208                   10322                      10176
   1/03             10147                    10221                   10331                      10192
   2/03             10201                    10278                   10474                      10253
   3/03             10225                    10299                   10466                      10269
   4/03             10278                    10339                   10552                      10313
   5/03             10320                    10398                   10749                      10372
   6/03             10352                    10420                   10727                      10391
   7/03             10260                    10353                   10367                      10300
   8/03             10270                    10357                   10436                      10309
   9/03             10374                    10471                   10712                      10417
  10/03             10367                    10429                   10612                      10390
  11/03             10380                    10430                   10637                      10393
  12/03             10428                    10496                   10745                      10445
   1/04             10471                    10524                   10832                      10479
   2/04             10503                    10583                   10949                      10527
   3/04             10535                    10621                   11031                      10563
   4/04             10472                    10512                   10744                      10469
   5/04             10450                    10497                   10701                      10448
   6/04             10470                    10500                   10762                      10455
   7/04             10511                    10545                   10868                      10498
   8/04             10573                    10627                   11076                      10572
   9/04             10574                    10622                   11106                      10575
  10/04             10596                    10658                   11199                      10610
  11/04             10576                    10607                   11109                      10581
  12/04             10597                    10632                   11212                      10613
   1/05             10597                    10631                   11282                      10614
   2/05             10587                    10611                   11216                      10604
   3/05             10578                    10602                   11158                      10590
   4/05             10645                    10664                   11309                      10645
   5/05             10680                    10710                   11431                      10687
   6/05             10706                    10734                   11494                      10719
   7/05             10699                    10705                   11389                      10694
   8/05             10748                    10775                   11535                      10760
   9/05             10731                    10748                   11416                      10737
  10/05             10715                    10744                   11326                      10729
  11/05             10751                    10779                   11376                      10761
  12/05             10795                    10821                   11484                      10800
   1/06             10826                    10842                   11485                      10828
   2/06             10847                    10854                   11523                      10852
   3/06             10839                    10868                   11410                      10860
   4/06             10865                    10904                   11389                      10894
   5/06             10880                    10919                   11377                      10911
   6/06             10912                    10941                   11401                      10928
   7/06             10979                    11025                   11555                      11010
   8/06             11048                    11108                   11732                      11090
   9/06             11116                    11167                   11835                      11151
  10/06             11150                    11214                   11913                      11201
  11/06             11204                    11275                   12052                      11267
  12/06             11219                    11281                   11982                      11275
   1/07             11250                    11307                   11977                      11304
   2/07             11339                    11399                   12161                      11397
   3/07             11383                    11443                   12162                      11438
   4/07             11416                    11485                   12227                      11482
   5/07             11417                    11476                   12135                      11467
   6/07             11453                    11525                   12099                      11498
   7/07             11480                    11615                   12200                      11567
====================================================================================================================================
                                                                                                             Source: (1) Lipper Inc.

AIM SHORT TERM BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee
comparable future results.

   The data shown in the chart include
reinvested distributions, applicable sales charges, Fund expenses and management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of an index of funds reflects fund expenses and management fees; performance of a market index does not. Performance shown in the chart and table(s) does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Performance of the indexes does not
reflect the effects of taxes.

AIM SHORT TERM BOND FUND

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 7/31/07, including applicable sales    As of 6/30/07, the most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges

CLASS A SHARES                               CLASS A SHARES
Inception                            2.52%   Inception                            2.50%
1 Year                               2.24    1 Year                               2.61

CLASS C SHARES                               CLASS C SHARES
Inception (8/30/02)                  2.85%   Inception (8/30/02)                  2.84%
1 Year                               4.59    1 Year                               4.98

CLASS R SHARES                               CLASS R SHARES
Inception                            2.92%   Inception                            2.90%
1 Year                               4.59    1 Year                               4.97
==========================================   ==========================================

CLASS A SHARES' INCEPTION DATE IS APRIL      ING EXPENSE RATIO SET FORTH IN THE MOST
30, 2004. RETURNS SINCE THAT DATE ARE        RECENT FUND PROSPECTUS AS OF THE DATE OF
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    THIS REPORT FOR CLASS A, CLASS C AND CLASS
BLENDED RETURNS OF HISTORICAL CLASS A        R SHARES WAS 0.86%, 1.11% AND 1.11%,
SHARE PERFORMANCE AND RESTATED CLASS C       RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      OPERATING EXPENSE RATIO SET FORTH IN THE
THE INCEPTION DATE OF CLASS A SHARES) AT     MOST RECENT FUND PROSPECTUS AS OF THE DATE
NET ASSET VALUE, ADJUSTED TO REFLECT THE     OF THIS REPORT FOR CLASS A, CLASS C AND
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   CLASS R SHARES WAS 0.98%, 1.73% AND 1.23%,
C SHARES. CLASS C SHARES' INCEPTION DATE     RESPECTIVELY.(1) THE EXPENSE RATIOS
IS AUGUST 30, 2002.                          PRESENTED ABOVE MAY VARY FROM THE EXPENSE
                                             RATIOS PRESENTED IN OTHER SECTIONS OF THIS
   CLASS R SHARES' INCEPTION DATE IS         REPORT THAT ARE BASED ON EXPENSES INCURRED
APRIL 30, 2004. RETURNS SINCE THAT DATE      DURING THE PERIOD COVERED BY THIS REPORT.
ARE HISTORICAL RETURNS. ALL OTHER RETURNS
ARE BLENDED RETURNS OF HISTORICAL CLASS R       CLASS A SHARE PERFORMANCE REFLECTS
SHARE PERFORMANCE AND RESTATED CLASS C       THE MAXIMUM 2.50% SALES CHARGE. CLASS C
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      SHARES HAVE NO UPFRONT OR CONTINGENT
THE INCEPTION DATE OF CLASS R SHARES) AT     DEFERRED SALES CHARGE; THEREFORE,
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PERFORMANCE SHOWN IS AT NET ASSET VALUE.
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   CLASS R SHARE RETURNS DO NOT INCLUDE A
C SHARES. CLASS C SHARES' INCEPTION DATE     0.75% CONTINGENT DEFERRED SALES CHARGE
IS AUGUST 30, 2002.                          THAT MAY BE IMPOSED ON A TOTAL REDEMPTION
                                             OF RETIREMENT PLAN ASSETS WITHIN THE FIRST
   THE PERFORMANCE DATA QUOTED REPRESENT     YEAR.
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT              HAD THE ADVISOR NOT WAIVED FEES
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   AND/OR REIMBURSED EXPENSES ON CLASS C
VISIT AIMINVESTMENTS.COM FOR THE MOST        SHARES, PERFORMANCE WOULD HAVE BEEN LOWER.
RECENT MONTH-END PERFORMANCE. PERFORMANCE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    (1)  Total annual operating expenses less
CHANGES IN NET ASSET VALUE AND THE EFFECT         any contractual fee waivers and/or
OF THE MAXIMUM SALES CHARGE UNLESS                expense reimbursements by the advisor
OTHERWISE STATED.                                 in effect through at least June 30,
                                                  2008. See current prospectus from
   INVESTMENT RETURN AND PRINCIPAL VALUE          more information.                       ==========================================
WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN                                                FOR A DISCUSSION OF THE RISKS OF INVESTING
OR LOSS WHEN YOU SELL SHARES. THE NET                                                     IN YOUR FUND AND INDEXES USED IN THIS
ANNUAL FUND OPERAT-                                                                       REPORT, PLEASE TURN THE PAGE.
                                                                                          ==========================================

AIM SHORT TERM BOND FUND

AIM SHORT TERM BOND FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of July 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES

o Class R shares are available only to       tives. Leveraging entails risks such as      o THE LIPPER SHORT INVESTMENT GRADE BOND
certain retirement plans. Please see the     magnifying changes in the value of the       FUNDS INDEX is an equally weighted
prospectus for more information.             portfolio's securities. Derivatives are      representation of the largest funds in the
                                             subject to counter-party risk--the risk      Lipper Short Investment Grade Bond Funds
PRINCIPAL RISKS OF INVESTING IN THE FUND     that the other party will not complete the   category. These funds invest primarily in
                                             transaction with the Fund.                   investment grade debt issues with
o Credit risk is the risk of loss on an                                                   dollar-weighted average maturities of less
investment due to the deterioration of an    o There is no guarantee that the             than three years.
issuer's financial health. Such a            investment techniques and risk analyses
deterioration of financial health may        used by the Fund's portfolio managers will   o The Fund is not managed to track the
result in a reduction of the credit rating   produce the desired results.                 performance of any particular index,
of the issuer's securities and may lead to                                                including the indexes defined here, and
the issuer's inability to honor its          o The prices of securities held by the       consequently, the performance of the Fund
contractual obligations, including making    Fund may decline in response to market       may deviate significantly from the
timely payment of interest and principal.    risks.                                       performance of the index.

o Dollar-roll transactions involve the       o Reinvestment risk is the risk that a       o A direct investment cannot be made in an
risk that the market value of securities     bond's cash flows will be reinvested at an   index. Unless otherwise indicated, index
to be purchased by the Fund may decline      interest rate below that on the original     results include reinvested dividends, and
below the price at which the Fund is         bond.                                        they do not reflect sales charges.
obligated to repurchase the securities or                                                 Performance of an index of funds reflects
that the other party may default on its      o The Fund may invest in obligations         fund expenses; performance of a market
obligation, such that the Fund is delayed    issued by agencies and instrumentalities     index does not.
or prevented from completing the             of the U.S. government that may vary in
transaction.                                 the level of support they receive from the   OTHER INFORMATION
                                             U.S. government. The U.S. government may
o Foreign securities have additional         choose not to provide financial support to   o The returns shown in the management's
risks, including exchange rate changes,      U.S. government-sponsored agencies or        discussion of Fund performance are based
political and economic upheaval, the         instrumentalities if it is not legally       on net asset values calculated for
relative lack of information, relatively     obligated to do so. In this case, if the     shareholder transactions. Generally
low market liquidity, and the potential      issuer defaulted, the underlying fund        accepted accounting principles require
lack of strict financial and accounting      holding securities of such issuer might      adjustments to be made to the net assets
controls and standards.                      not be able to recover its investment from   of the Fund at period end for financial
                                             the U.S. government.                         reporting purposes, and as such, the net
o High-coupon, U.S. government agency                                                     asset values for shareholder transactions
mortgage-backed securities provide a         ABOUT INDEXES USED IN THIS REPORT            and the returns based on those net asset
higher coupon than current prevailing                                                     values may differ from the net asset
market interest rates, and the Fund may      o THE LEHMAN BROTHERS U.S. AGGREGATE BOND    values and returns reported in the
purchase such securities at a premium. If    INDEX covers U.S. investment-grade           Financial Highlights.
these securities experience a faster         fixed-rate bonds with components for
principal prepayment rate than expected,     government and corporate securities,         o Industry classifications used in this
both the market value and income from such   mortgage pass-throughs, and asset-backed     report are generally according to the
securities will decrease.                    securities.                                  Global Industry Classification Standard,
                                                                                          which was developed by and is the
o Interest rate risk refers to the risk      o THE LEHMAN BROTHERS 1-3 YEAR               exclusive property and a service mark of
that bond prices generally fall as           GOVERNMENT/CREDIT BOND INDEX is a subset     Morgan Stanley Capital International Inc.
interest rates rise; conversely, bond        of the Lehman Brothers Government/Credit     and Standard & Poor's.
prices generally rise as interest rates      Bond Index that includes treasuries and
fall.                                        agencies, as well as publicly issued U.S.    o The Chartered Financial
                                             corporate and foreign debentures and         Analyst--REGISTERED TRADEMARK--
o The Fund may use enhanced investment       secured notes that meet specified            (CFA--REGISTERED TRADEMARK--) designation
techniques such as leveraging and deriva-    maturity, liquidity and quality              is a globally recognized standard for
                                             requirements.                                measuring the competence and integrity of
                                                                                          investment professionals.

=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                       STBAX
=======================================================================================   Class C Shares                       STBCX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class R Shares                       STBRX
                                                                                          ==========================================
AIMINVESTMENTS.COM

AIM Short Term Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2007


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
BONDS & NOTES-63.26%

AEROSPACE & DEFENSE-0.30%

Goodrich Corp., Sr. Unsec. Unsub. Notes,
  6.45%, 04/15/08(a)                           $  530,000   $    533,593
========================================================================

ALUMINUM-1.21%

Alcoa Inc., Sr. Unsec. Global Notes, 4.25%,
  08/15/07(a)                                     180,000        179,917
------------------------------------------------------------------------
Cordant Technologies Holding Co., Sr. Unsec.
  Notes, 6.63%, 03/01/08(a)                     2,000,000      2,010,660
========================================================================
                                                               2,190,577
========================================================================

APPAREL RETAIL-0.26%

Gap Inc. (The), Unsec. Notes, 6.90%,
  09/15/07(a)                                     470,000        469,060
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.28%

Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Capital Securities,
  7.78%, 12/01/26 (Acquired 06/12/03; Cost
  $1,789,065)(a)(b)                             1,500,000      1,564,260
------------------------------------------------------------------------
Bank of New York Mellon Corp. (The), Sr.
  Unsec. Sub. Notes, 4.25%, 09/04/12(a)           704,000        704,127
------------------------------------------------------------------------
BNY Capital I-Series B, Gtd. Trust Pfd.
  Capital Securities, 7.97%, 12/31/26(a)           40,000         41,758
========================================================================
                                                               2,310,145
========================================================================

AUTOMOBILE MANUFACTURERS-1.63%

Daimler Finance North America LLC,
  Unsec. Gtd. Unsub. Global Notes,
  4.05%, 06/04/08(a)                              830,000        819,127
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Medium Term Notes,
  4.45%, 12/15/08(a)                              200,000        196,898
------------------------------------------------------------------------
  -Series D,
  Gtd. Floating Rate Medium Term Notes,
  5.84%, 09/10/07(a)(c)                           250,000        250,081
------------------------------------------------------------------------
  -Series E,
  Unsec. Gtd. Unsub. Floating Rate Medium
  Term Notes,
  5.89%, 10/31/08(a)(c)                         1,670,000      1,673,842
========================================================================
                                                               2,939,948
========================================================================

BROADCASTING & CABLE TV-1.60%

Clear Channel Communications, Inc., Sr.
  Unsec. Sub. Global Notes, 4.63%,
  01/15/08(a)                                   1,210,000      1,194,645
------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 4.38%, 05/01/08
  (Acquired 04/25/07-05/04/07; Cost
  $1,167,978)(a)(b)                             1,181,000      1,171,517
------------------------------------------------------------------------
Hearst-Argyle Television Inc., Sr. Unsec.
  Unsub. Notes, 7.00%, 11/15/07(a)                520,000        521,695
========================================================================
                                                               2,887,857
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


BUILDING PRODUCTS-1.41%

American Standard Inc., Sr. Unsec. Gtd.
  Notes, 7.38%, 02/01/08(a)                    $1,997,000   $  2,012,577
------------------------------------------------------------------------
Masco Corp., Unsec. Notes, 4.63%, 08/15/07(a)     530,000        529,777
========================================================================
                                                               2,542,354
========================================================================

CONSUMER FINANCE-2.60%

Ford Motor Credit Co. LLC, Sr. Unsec. Notes,
  4.95%, 01/15/08(a)                            2,040,000      2,013,256
------------------------------------------------------------------------
SLM Corp.,
  Unsec. Floating Rate Medium Term Notes,
  5.33%, 04/14/08(c)                            1,380,000      1,364,475
------------------------------------------------------------------------
  Unsec. Unsub. Floating Rate, Medium Term
  Notes,
  5.57%, 09/15/08(a)(c)                         1,000,000        986,040
------------------------------------------------------------------------
  -Series A,
  Medium Term Notes,
  3.95%, 08/15/08(a)                              350,000        341,600
========================================================================
                                                               4,705,371
========================================================================

DEPARTMENT STORES-0.45%

Macy's Retail Holdings Inc., Unsec. Gtd.
  Deb., 7.90%, 10/15/07(a)                        815,000        818,366
========================================================================

DIVERSIFIED BANKS-9.03%

ANZ Capital Trust I, Sub. First Tier Bonds,
  4.48% (Acquired 06/21/07; Cost
  $1,238,790)(a)(b)(d)                          1,275,000      1,245,025
------------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
  Trust Pfd. Capital Securities, 8.07%,
  12/31/26 (Acquired 06/25/07; Cost
  $521,100)(a)(b)                                 500,000        522,225
------------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Trust Pfd. Capital Securities, 7.70%,
  12/31/26 (Acquired 07/11/07; Cost
  $2,690,881)(a)(b)(e)                          2,590,000      2,697,796
------------------------------------------------------------------------
BCI U.S. Funding Trust, Bonds, 8.01%
  (Acquired 06/12/07; Cost
  $254,375)(a)(b)(d)(e)                           250,000        250,073
------------------------------------------------------------------------
Calyon (France), Gtd. Floating Rate Medium
  Term Notes, 5.38%, 02/11/08 (Acquired
  04/02/07; Cost $1,154,200)(a)(b)(c)           1,160,000      1,145,349
------------------------------------------------------------------------
Compass Bank, Notes, 2.80%, 08/19/09(a)           340,909        331,517
------------------------------------------------------------------------
Corestates Capital Trust I, Trust Pfd.
  Capital Securities, 8.00%, 12/15/26
  (Acquired 05/02/07-06/11/07; Cost
  $373,421)(a)(b)(e)                              359,000        374,304
------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.23%, 02/01/27(a)          650,000        679,620
------------------------------------------------------------------------
First Union Capital I-Series A, Gtd. Trust
  Pfd. Capital Securities, 7.94%, 01/15/27(a)   4,960,000      5,176,107
------------------------------------------------------------------------
First Union Institutional Capital I, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 8.04%, 12/01/26(a)                  166,000        173,306
------------------------------------------------------------------------

AIM Short Term Bond Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(a)(d)                                  $  300,000   $    313,181
------------------------------------------------------------------------
North Fork Bancorp., Inc., Unsec. Sub. Notes,
  5.00%, 08/15/12(a)(c)                         1,170,000      1,172,434
------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes,
  6.50%, 08/11/08(a)                              420,000        421,905
------------------------------------------------------------------------
Republic New York Corp., Gtd. Trust Pfd.
  Capital Securities, 7.53%, 12/04/26(a)          330,000        343,523
------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(a)(d)             555,000        570,708
------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.11%, 09/21/07 (Acquired 12/14/05;
  Cost $900,000)(a)(b)(c)                         900,000        900,380
========================================================================
                                                              16,317,453
========================================================================

DIVERSIFIED CHEMICALS-0.30%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  08/01/06; Cost $543,796)(a)(b)                  540,000        542,921
========================================================================

DIVERSIFIED METALS & MINING-0.19%

Reynolds Metals Co., Medium Term Notes,
  7.00%, 05/15/09(a)                              334,000        339,665
========================================================================

DIVERSIFIED REIT'S-0.31%

Liberty Property L.P., Sr. Unsec. Notes,
  7.25%, 08/15/07(a)                              565,000        565,288
========================================================================

DRUG RETAIL-0.11%

CVS Caremark Corp., Sr. Unsec. Global Notes,
  3.88%, 11/01/07(a)                              200,000        199,188
========================================================================

ELECTRIC UTILITIES-1.26%

Alabama Power Co., Sr. Unsec. Unsub. Notes,
  3.50%, 11/15/07(a)                               10,000          9,948
------------------------------------------------------------------------
American Electric Power Co. Inc., Sr. Unsec.
  Unsub. Notes, 4.71%, 08/16/07(a)                155,000        154,941
------------------------------------------------------------------------
Duke Energy Carolinas LLC, Sec. First
  Mortgage Bonds, 3.75%, 03/05/08(a)              107,000        105,992
------------------------------------------------------------------------
Entergy Gulf States Inc., Floating Rate First
  Mortgage Bonds, 6.11%, 12/08/08 (Acquired
  01/25/07-04/04/07; Cost $760,918)(a)(b)(c)      760,000        760,335
------------------------------------------------------------------------
Potomac Electric Power, Sr. First Mortgage
  Bonds, 6.25%, 10/15/07(a)                       500,000        500,590
------------------------------------------------------------------------
PPL Capital Funding Trust I-Series A, Sr.
  Unsec. Gtd. Notes, 4.33%, 03/01/09(a)           100,000         98,561
------------------------------------------------------------------------
TE Products Pipeline Co., Sr. Unsec. Notes,
  6.45%, 01/15/08(a)                              160,000        160,581
------------------------------------------------------------------------
Yorkshire Power Finance (United Kingdom)-
  Series B, Sr. Unsec. Gtd. Sub. Global
  Notes, 6.50%, 02/25/08(a)                       475,000        478,140
========================================================================
                                                               2,269,088
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


ENVIRONMENTAL & FACILITIES SERVICES-0.25%

Waste Management Inc., Sr. Unsec. Unsub.
  Notes, 6.50%, 11/15/08(a)                    $  455,000   $    461,138
========================================================================

FOOD RETAIL-0.05%

Safeway Inc., Sr. Unsec. Notes, 7.00%,
  09/15/07(a)                                      95,000         95,127
========================================================================

GOLD-0.17%

Newmont Gold Co.-Series A1, Pass Through
  Ctfs., 8.91%, 01/05/09(a)                       297,224        304,048
========================================================================

HOMEBUILDING-2.47%

Centex Corp., Sr. Unsec. Notes, 4.88%,
  08/15/08(a)                                     445,000        440,577
------------------------------------------------------------------------
D.R. Horton Inc.,
  Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07(a)                            1,805,000      1,809,061
------------------------------------------------------------------------
  8.00%, 02/01/09(a)                              551,000        546,851
------------------------------------------------------------------------
Ryland Group Inc. (The), Sr. Unsec. Notes,
  5.38%, 06/01/08(a)                            1,660,000      1,658,074
========================================================================
                                                               4,454,563
========================================================================

HOUSEHOLD APPLIANCES-0.17%

Whirlpool Corp., Deb., 9.10%, 02/01/08(a)         300,000        304,914
========================================================================

HOUSEWARES & SPECIALTIES-0.17%

Newell Rubbermaid Inc.-Series A, Unsec.
  Unsub. Putable Medium Term Notes, 6.35%,
  07/15/08(a)                                     300,000        301,689
========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-1.04%

Indianapolis Power & Light Co., First
  Mortgage Bonds, 7.38%, 08/01/07(a)              150,000        149,976
------------------------------------------------------------------------
TXU Energy Co. LLC, Sr. Unsec. Floating Rate
  Notes, 5.86%, 09/16/08 (Acquired 03/13/07;
  Cost $1,720,000)(a)(b)(c)                     1,720,000      1,720,769
========================================================================
                                                               1,870,745
========================================================================

INDUSTRIAL CONGLOMERATES-0.11%

Hutchison Whampoa Finance CI Ltd. (Cayman
  Islands)-Series A, Sr. Unsec. Gtd. Unsub.
  Notes, 6.95%, 08/01/07 (Acquired 01/09/07;
  Cost $201,426)(a)(b)                            200,000        199,966
========================================================================

INSURANCE BROKERS-2.39%

Marsh & McLennan Cos. Inc., Unsec. Global
  Bonds, 3.63%, 02/15/08(a)                     4,355,000      4,311,102
========================================================================

INTEGRATED OIL & GAS-1.16%

Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28(a)                                   2,000,000      2,101,400
========================================================================

AIM Short Term Bond Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-3.03%

Southwestern Bell Telephone L.P., Unsec.
  Unsub. Deb., 7.20%, 10/15/26(a)              $1,738,000   $  1,797,022
------------------------------------------------------------------------
Telecom Italia Capital S.A. (Italy), Unsec.
  Gtd. Global Notes, 4.00%, 11/15/08(a)         3,261,000      3,194,900
------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(a)                        500,000        474,455
========================================================================
                                                               5,466,377
========================================================================

INVESTMENT BANKING & BROKERAGE-1.20%

Bear Stearns Cos. Inc., (The), Floating Rate
  Notes, 5.76%, 07/19/10(a)(c)                  1,040,000      1,038,367
------------------------------------------------------------------------
Canadian Oil Sands (Canada), Notes, 4.80%,
  08/10/09 (Acquired 05/16/07; Cost
  $561,598)(a)(b)                                 570,000        560,225
------------------------------------------------------------------------
Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(a)                       195,000        195,099
------------------------------------------------------------------------
SB Treasury Co. LLC, Jr. Sub. Trust Pfd.
  Capital Securities, 9.40% (Acquired
  06/29/07; Cost $383,209)(a)(b)(d)               370,000        382,891
========================================================================
                                                               2,176,582
========================================================================

LEISURE PRODUCTS-0.14%

Hasbro Inc., Sr. Unsec. Notes, 6.15%,
  07/15/08(a)                                     250,000        248,843
========================================================================

LIFE & HEALTH INSURANCE-0.14%

Torchmark Corp., Deb., 8.25%, 08/15/09(a)         235,000        247,530
========================================================================

MANAGED HEALTH CARE-0.15%

Wellpoint Inc., Unsec. Unsub. Notes, 3.50%,
  09/01/07(a)                                     270,000        269,509
========================================================================

MOVIES & ENTERTAINMENT-0.60%

Historic TW Inc.,
  Notes,
  8.18%, 08/15/07(a)                              818,000        818,638
------------------------------------------------------------------------
  Sr. Unsec. Deb.,
  7.48%, 01/15/08(a)                              268,000        270,251
========================================================================
                                                               1,088,889
========================================================================

MULTI-LINE INSURANCE-0.13%

Hartford Financial Services Group Inc., Sr.
  Unsec. Notes, 4.70%, 09/01/07(a)                240,000        239,806
========================================================================

MULTI-UTILITIES-1.91%

Dominion Resources, Inc.,
  Notes,
  4.13%, 02/15/08(a)                               16,000         15,882
------------------------------------------------------------------------
  -Series A,
  Sr. Unsec. Unsub. Notes,
  5.69%, 05/15/08(a)                              150,000        150,384
------------------------------------------------------------------------
  -Series D,
  Sr. Floating Rate Notes,
  5.66%, 09/28/07(a)(c)                           245,000        244,983
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MULTI-UTILITIES-(CONTINUED)

DTE Energy Co., Sr. Unsec. Notes, 5.63%,
  08/16/07(a)                                  $  545,000   $    545,011
------------------------------------------------------------------------
Midamerican Energy Holdings Co.,
  Sr. Unsec. Global Notes,
  3.50%, 05/15/08(a)                              130,000        128,098
------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.63%, 10/15/07(a)                              125,000        125,476
------------------------------------------------------------------------
Public Service Co. of New Mexico, Sr. Unsec.
  Notes, 4.40%, 09/15/08(a)                        35,000         34,695
------------------------------------------------------------------------
Public Service Electric & Gas Co., First
  Mortgage Bonds, 6.38%, 05/01/08(a)              150,000        151,275
------------------------------------------------------------------------
Sempra Energy, Floating Rate Notes, 5.83%,
  05/21/08(a)(c)                                  800,000        800,024
------------------------------------------------------------------------
Tampa Electric Co., Unsec. Notes, 5.38%,
  08/15/07(a)                                   1,260,000      1,259,937
========================================================================
                                                               3,455,765
========================================================================

OFFICE REIT'S-0.02%

Duke Realty L.P., Unsec. Unsub. Notes, 3.35%,
  01/15/08(a)                                      44,000         43,580
========================================================================

OIL & GAS DRILLING-0.16%

Transocean Inc. (Cayman Islands), Unsec.
  Floating Rate Yankee Notes, 5.56%,
  09/05/08(a)(c)                                  285,000        285,131
========================================================================

OIL & GAS REFINING & MARKETING-0.56%

Premcor Refining Group Inc., (The), Sr.
  Unsec. Global Notes, 9.50%, 02/01/13(a)         960,000      1,021,171
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.06%

Enterprise Products Operating L.P.-Series B,
  Sr. Unsec. Gtd. Unsub. Global Notes, 4.00%,
  10/15/07(a)                                   1,925,000      1,918,166
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-11.20%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities,
  8.00%, 12/15/26(a)                              350,000        365,302
------------------------------------------------------------------------
Capmark Financial Group Inc., Sr. Unsec. Gtd.
  Floating Rate Notes, 6.01%, 05/10/10
  (Acquired 05/03/07; Cost
  $1,320,000)(a)(b)(c)                          1,320,000      1,307,368
------------------------------------------------------------------------
General Electric Capital Corp.,
  Unsec. Floating Rate Putable Deb.,
  5.06%, 09/01/07(a)(c)                           190,000        187,148
------------------------------------------------------------------------
  -Series A,
  Floating Rate Medium Term Notes,
  4.69%, 03/02/09(a)(c)                         1,115,000      1,101,096
------------------------------------------------------------------------
  Sr. Floating Rate Medium Term Notes,
  4.65%, 06/11/08(a)(c)                           808,000        801,722
------------------------------------------------------------------------
JPMorgan Chase & Co., Sub. Notes, 6.38%,
  02/15/08(a)                                      50,000         50,305
------------------------------------------------------------------------

AIM Short Term Bond Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Mantis Reef Ltd. (Cayman Islands), Notes,
  4.69%, 11/14/08 (Acquired
  08/11/06-06/21/07; Cost $2,939,734)(a)(b)    $2,980,000   $  2,947,905
------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/14/05-07/28/05;
  Cost $1,980,715)(a)(b)(d)                     1,750,000      1,822,170
------------------------------------------------------------------------
NB Capital Trust II, Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%, 12/15/26(a)        1,585,000      1,653,250
------------------------------------------------------------------------
NB Capital Trust IV, Jr. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.25%, 04/15/27(a)        1,181,000      1,231,381
------------------------------------------------------------------------
North Fork Capital Trust II, Gtd. Trust Pfd.
  Capital Securities, 8.00%, 12/15/27(a)          420,000        438,942
------------------------------------------------------------------------
Old Mutual Capital Funding L.P. (United
  Kingdom), Gtd. Euro Bonds, 8.00%(a)(d)          800,000        816,000
------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2,
  Class A1, Global Bonds, 9.69%, 08/15/09(a)    2,368,350      2,467,868
------------------------------------------------------------------------
Residential Capital LLC, Sr. Unsec Gtd.
  Floating Rate Notes, 5.86%, 06/09/08(a)(c)    2,570,000      2,497,085
------------------------------------------------------------------------
Suncorp-Metway Ltd. (Australia), Notes,
  3.50%, 06/15/13 (Acquired 03/13/07; Cost
  $880,407)(a)(b)                                 900,000        889,200
------------------------------------------------------------------------
Textron Financial Corp.-Series E, Floating
  Rate Medium Term Notes, 6.82%,
  12/01/07(a)(c)                                  410,000        411,525
------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.32% (Acquired
  12/07/04-12/01/06; Cost
  $519,125)(a)(b)(c)(d)                           520,000        521,653
------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 6.30%
  (Acquired 11/10/06-06/12/07; Cost
  $729,082)(a)(b)(c)(d)                           730,000        719,189
========================================================================
                                                              20,229,109
========================================================================

PACKAGED FOODS & MEATS-1.64%

General Mills Inc., Sr. Unsec. Global Notes,
  3.88%, 11/30/07(a)                               45,000         44,769
------------------------------------------------------------------------
Heinz (H.J.) Co., Notes, 6.43%, 12/01/08
  (Acquired 05/30/07; Cost $2,589,466)(a)(b)    2,560,000      2,599,142
------------------------------------------------------------------------
Sara Lee Corp.-Series C, Medium Term Notes,
  6.00%, 01/15/08(a)                              310,000        310,663
========================================================================
                                                               2,954,574
========================================================================

PAPER PACKAGING-0.67%

Packaging Corp. of America, Unsec. Unsub.
  Global Notes, 4.38%, 08/01/08(a)                499,000        493,197
------------------------------------------------------------------------
Sealed Air Corp., Sr. Unsec. Notes, 5.38%,
  04/15/08 (Acquired 05/18/07; Cost
  $718,531)(a)(b)                                 720,000        720,043
========================================================================
                                                               1,213,240
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


PROPERTY & CASUALTY INSURANCE-3.41%

Chubb Corp., Sr. Unsec. Notes, 5.47%,
  08/16/08(a)                                  $  310,000   $    310,896
------------------------------------------------------------------------
CNA Financial Corp.,
  Sr. Unsec. Notes,
  6.45%, 01/15/08(a)                            2,070,000      2,076,686
------------------------------------------------------------------------
  6.60%, 12/15/08(a)                            1,490,000      1,511,977
------------------------------------------------------------------------
Oil Insurance Ltd., Sr. Notes, 7.56%
  (Acquired 06/15/06-01/11/07; Cost
  $2,198,540)(a)(b)(d)                          2,170,000      2,263,332
========================================================================
                                                               6,162,891
========================================================================

PUBLISHING-0.83%

Belo Corp., Sr. Unsec. Unsub. Global Notes,
  8.00%, 11/01/08(a)                            1,000,000      1,025,450
------------------------------------------------------------------------
Dow Jones & Co., Sr. Unsec. Global Notes,
  3.88%, 02/15/08(a)                              470,000        465,676
========================================================================
                                                               1,491,126
========================================================================

RAILROADS-0.33%

CSX Corp., Medium Term Notes, 6.50%,
  06/02/08(a)                                     600,000        605,412
========================================================================

REGIONAL BANKS-2.30%

Cullen/Frost Capital Trust I, Jr. Unsec. Gtd.
  Sub. Floating Rate Notes, 6.91%,
  03/01/34(a)(c)                                1,500,000      1,532,970
------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(a)                              315,000        313,718
------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(a)                            2,150,000      2,303,424
========================================================================
                                                               4,150,112
========================================================================

RESIDENTIAL REIT'S-0.10%

AvalonBay Communities Inc., Sr. Unsec. Medium
  Term Notes, 8.25%, 07/15/08(a)                  175,000        179,468
========================================================================

RETAIL REIT'S-0.26%

National Retail Properties Inc., Sr. Unsec.
  Notes, 7.13%, 03/15/08(a)                       470,000        474,554
========================================================================

SPECIALIZED FINANCE-0.06%

CIT Group Inc., Sr. Floating Rate Medium Term
  Global Notes, 5.59%, 09/20/07(a)(c)             100,000        100,010
========================================================================

SPECIALIZED REIT'S-0.67%

Health Care Property Investors Inc., Sr. Sec.
  Floating Rate Medium Term Notes, 5.81%,
  09/15/08(a)(c)                                  830,000        827,653
------------------------------------------------------------------------
Health Care REIT Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07(a)                              385,000        385,227
========================================================================
                                                               1,212,880
========================================================================

SPECIALTY CHEMICALS-0.48%

ICI Wilmington Inc., Gtd. Notes, 7.05%,
  09/15/07(a)                                     870,000        870,827
========================================================================

AIM Short Term Bond Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

TRUCKING-1.56%

Roadway Corp., Gtd. Global Notes, 8.25%,
  12/01/08(a)                                  $2,400,000   $  2,475,624
------------------------------------------------------------------------
Ryder System Inc.-Series 16, Medium Term
  Notes, 4.50%, 12/10/07(a)                       340,000        338,902
========================================================================
                                                               2,814,526
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.73%

Alamosa Delaware Inc., Sr. Gtd. Global Notes,
  8.50%, 01/31/12(a)                            1,245,000      1,313,873
========================================================================
    Total Bonds & Notes (Cost $114,771,751)                  114,269,517
========================================================================

U.S. MORTGAGE-BACKED SECURITIES-24.43%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-5.38%

Pass Through Ctfs.,
  8.00%, 11/20/12(a)                              427,956        442,386
------------------------------------------------------------------------
  9.00%, 05/01/15(a)                              329,226        357,152
------------------------------------------------------------------------
  7.50%, 06/01/16 to 07/01/24(a)                  835,086        864,570
------------------------------------------------------------------------
  7.00%, 12/01/16 to 10/01/34(a)                2,221,456      2,302,297
------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23(a)                3,378,295      3,360,547
------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26(a)                1,826,523      1,953,765
------------------------------------------------------------------------
  6.50%, 12/01/35(a)                              430,831        436,489
========================================================================
                                                               9,717,206
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-12.55%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 02/01/31(a)                2,173,663      2,272,079
------------------------------------------------------------------------
  7.00%, 04/01/15 to 08/01/36(a)               11,545,109     11,940,265
------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30(a)                  799,731        864,132
------------------------------------------------------------------------
  6.50%, 11/01/16 to 10/01/35(a)                3,594,188      3,668,997
------------------------------------------------------------------------
  8.00%, 09/01/17 to 08/01/32(a)                2,411,279      2,539,212
------------------------------------------------------------------------
  7.00%, 02/01/20(a)                              913,012(f)      950,783
------------------------------------------------------------------------
  9.00%, 02/01/21 to 01/01/30(a)                  347,116        376,522
------------------------------------------------------------------------
  10.00%, 05/01/26(a)                              43,802         46,531
========================================================================
                                                              22,658,521
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-6.50%

Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34(a)               $5,631,488   $  5,789,837
------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32(a)                1,741,831      1,818,822
------------------------------------------------------------------------
  7.00%, 12/15/17(a)                              715,611(f)      737,384
------------------------------------------------------------------------
  6.00%, 06/15/18 to 06/15/33(a)                1,240,216      1,247,161
------------------------------------------------------------------------
  7.75%, 09/15/19 to 02/15/21(a)                  446,562        468,171
------------------------------------------------------------------------
  7.50%, 12/20/25 to 07/15/32(a)                1,084,057      1,138,985
------------------------------------------------------------------------
  8.50%, 07/20/27(a)                              209,007        224,270
------------------------------------------------------------------------
  8.00%, 10/15/30(a)                              296,961        316,804
========================================================================
                                                              11,741,434
========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $42,751,343)                                      44,117,161
========================================================================

COMMERCIAL PAPER-4.71%

BROADCASTING & CABLE TV-1.68%

Cox Communications Inc., Floating Rate
  Commercial Paper, 5.61%, 08/15/07(a)          3,040,000      3,040,058
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.03%

Glencore Funding LLC, Commercial Paper,
  5.61%, 08/10/07                               2,000,000      1,997,195
------------------------------------------------------------------------
  5.63%, 09/17/07                               3,500,000      3,474,279
========================================================================
                                                               5,471,474
========================================================================
    Total Commercial Paper (Cost $8,511,474)                   8,511,532
========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.48%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.93%

Unsec. Floating Rate Global Notes, 3.71%,
  02/17/09(a)(c)                                1,200,000      1,163,052
------------------------------------------------------------------------
Unsec. Notes, 6.25%, 03/29/22(a)                2,340,000      2,313,815
========================================================================
                                                               3,476,867
========================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.55%

Series A, Medium Term Notes, 3.63%,
  03/17/08(a)                                     480,000        473,170
------------------------------------------------------------------------
Unsec. Unsub. Floating Rate Medium Term
  Notes, 5.57%, 12/15/08(a)(c)                    530,000        520,974
========================================================================
                                                                 994,144
========================================================================
    Total U.S. Government Agency Securities
      (Cost $4,533,237)                                        4,471,011
========================================================================

                                                 SHARES
PREFERRED STOCKS-2.35%

OFFICE SERVICES & SUPPLIES-1.83%

Pitney Bowes International Holdings Inc.-
  Series D1, 4.85% Pfd.(a)                             34      3,296,574
========================================================================

AIM Short Term Bond Fund

                                                 SHARES        VALUE
------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-0.52%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                       39,000   $    939,900
========================================================================
    Total Preferred Stocks (Cost $4,277,287)                   4,236,474
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
ASSET-BACKED SECURITIES-2.09%

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-1.17%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  5.79%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost $941,697)(b)(e)(g)   $  950,809        618,026
------------------------------------------------------------------------
Toyota Auto Receivables Owners Trust- Series
  2003-A, Class A4, 2.20%, 03/15/10(a)             27,314         27,276
------------------------------------------------------------------------
Wirefree Partners III CDO-Series 2005-1A,
  Notes, 6.00%, 11/17/19 (Acquired 10/12/06;
  Cost $1,449,952)(a)(b)                        1,465,638      1,469,581
========================================================================
                                                               2,114,883
========================================================================

------------------------------------------------------------------------
                                               PRINCIPAL
                                                 AMOUNT        VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS-0.92%

Option One Mortgage Securities Corp.- Series
  2007-4A, Floating Rate Notes, 5.42%,
  04/25/12 (Acquired 05/11/07; Cost
  $645,451)(a)(b)(c)                           $  645,451   $    645,851
------------------------------------------------------------------------
US Bank N.A., Sr. Medium Term Notes, 5.92%,
  05/25/12(a)                                   1,005,996      1,016,263
========================================================================
                                                               1,662,114
========================================================================
    Total Asset-Backed Securities (Cost
      $4,069,938)                                              3,776,997
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-0.45%

Liquid Assets Portfolio-Institutional
  Class(h)                                        410,836        410,836
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)          410,836        410,836
========================================================================
    Total Money Market Funds (Cost $821,672)                     821,672
========================================================================
TOTAL INVESTMENTS-99.77% (Cost $179,736,702)                 180,204,364
========================================================================
OTHER ASSETS LESS LIABILITIES-0.23%                              415,604
========================================================================
NET ASSETS-100.00%                                          $180,619,968
________________________________________________________________________
========================================================================

Investment Abbreviations:

CDO     - Collaterized Debt Obligation
Ctfs.   - Certificates
Deb.    - Debentures
GNMA    - Government National Mortgage Association
Gtd.    - Guaranteed
Jr.     - Junior
Pfd.    - Preferred
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2007 was $170,988,817, which represented 94.67% of the Fund's Net Assets. See
    Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $30,561,496, which represented 16.92% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2007.
(d) Perpetual bond with no specified maturity date.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2007 was $3,940,199, which represented 2.18% of the Fund's Net Assets.
(f) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 8.
(g) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at July 31, 2007 represented 0.34% of the Fund's Net Assets. See Note 1A.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS:

Investments, at value (Cost $178,915,030)      $179,382,692
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $821,672)                                   821,672
===========================================================
    Total investments (Cost $179,736,702)       180,204,364
===========================================================
Cash                                                821,866
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,530,946
-----------------------------------------------------------
  Fund shares sold                                  445,806
-----------------------------------------------------------
  Dividends and Interest                          2,026,827
-----------------------------------------------------------
  Unrealized appreciation on swap agreements            831
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               17,339
-----------------------------------------------------------
Other assets                                         28,519
===========================================================
    Total assets                                185,076,498
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           3,136,449
-----------------------------------------------------------
  Fund shares reacquired                            821,668
-----------------------------------------------------------
  Dividends                                          79,699
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 33,447
-----------------------------------------------------------
  Variation margin                                    6,438
-----------------------------------------------------------
  Premium received on swap agreements               238,853
-----------------------------------------------------------
Accrued distribution fees                            42,040
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,385
-----------------------------------------------------------
Accrued transfer agent fees                          23,539
-----------------------------------------------------------
Accrued operating expenses                           73,012
===========================================================
    Total liabilities                             4,456,530
===========================================================
Net assets applicable to shares outstanding    $180,619,968
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $189,144,903
-----------------------------------------------------------
Undistributed net investment income                  76,016
-----------------------------------------------------------
Undistributed net realized gain (loss)           (9,035,463)
-----------------------------------------------------------
Unrealized appreciation                             434,512
===========================================================
                                               $180,619,968
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 28,662,861
___________________________________________________________
===========================================================
Class C                                        $ 83,868,906
___________________________________________________________
===========================================================
Class R                                        $    621,043
___________________________________________________________
===========================================================
Institutional Class                            $ 67,467,158
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           2,939,321
___________________________________________________________
===========================================================
Class C                                           8,602,398
___________________________________________________________
===========================================================
Class R                                              63,579
___________________________________________________________
===========================================================
Institutional Class                               6,914,103
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.75
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $9.75 divided by
    97.50%)                                    $      10.00
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.75
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       9.77
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       9.76
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:

Interest                                                      $10,014,999
-------------------------------------------------------------------------
Dividends                                                         334,056
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $14,004)                           143,240
=========================================================================
    Total investment income                                    10,492,295
=========================================================================

EXPENSES:

Advisory fees                                                     699,935
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     23,059
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          77,391
-------------------------------------------------------------------------
  Class C                                                         951,419
-------------------------------------------------------------------------
  Class R                                                           2,696
-------------------------------------------------------------------------
Transfer agent fees -- A, C and R                                 194,993
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                3,968
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          21,901
-------------------------------------------------------------------------
Other                                                             204,138
=========================================================================
    Total expenses                                              2,229,500
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                 (637,252)
=========================================================================
    Net expenses                                                1,592,248
=========================================================================
Net investment income                                           8,900,047
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                          (271,518)
-------------------------------------------------------------------------
  Futures contracts                                              (780,632)
-------------------------------------------------------------------------
  Option contracts written                                          6,142
-------------------------------------------------------------------------
  Swap agreements                                                  (5,864)
=========================================================================
                                                               (1,051,872)
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                            64,058
-------------------------------------------------------------------------
  Futures contracts                                               320,609
-------------------------------------------------------------------------
  Option contracts written                                          7,905
-------------------------------------------------------------------------
  Swap agreements                                                     831
=========================================================================
                                                                  393,403
=========================================================================
Net realized and unrealized gain (loss)                          (658,469)
=========================================================================
Net increase in net assets resulting from operations          $ 8,241,578
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2007 and 2006

                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  8,900,047    $  8,473,566
------------------------------------------------------------------------------------------
  Net realized gain (loss)                                      (1,051,872)     (2,095,395)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)             393,403        (458,248)
==========================================================================================
    Net increase in net assets resulting from operations         8,241,578       5,919,923
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,624,232)     (1,231,708)
------------------------------------------------------------------------------------------
  Class C                                                       (4,774,031)     (5,579,540)
------------------------------------------------------------------------------------------
  Class R                                                          (26,991)        (11,260)
------------------------------------------------------------------------------------------
  Institutional Class                                           (2,674,088)     (1,923,104)
==========================================================================================
    Decrease in net assets resulting from distributions         (9,099,342)     (8,745,612)
==========================================================================================
Share transactions-net:
  Class A                                                       (4,081,088)      3,971,828
------------------------------------------------------------------------------------------
  Class C                                                      (25,336,101)    (92,256,177)
------------------------------------------------------------------------------------------
  Class R                                                          147,739         321,887
------------------------------------------------------------------------------------------
  Institutional Class                                           15,822,093      19,198,073
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (13,447,357)    (68,764,389)
==========================================================================================
    Net increase (decrease) in net assets                      (14,305,121)    (71,590,078)
==========================================================================================

NET ASSETS:

  Beginning of year                                            194,925,089     266,515,167
==========================================================================================
  End of year (including undistributed net investment income
    of $76,016 and $238,890, respectively)                    $180,619,968    $194,925,089
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income consistent with the preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from

AIM Short Term Bond Fund

     settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the

AIM Short Term Bond Fund

     other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.40 % of the Fund's average daily net assets.

AIM Short Term Bond Fund


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.85%, 1.10%(after distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended July 31, 2007, AIM waived advisory fees of $1,090 and reimbursed class level expenses of $35,976, $110,569, $626 and $0 expenses of Class A, Class C, Class R and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2007, INVESCO reimbursed expenses of the Fund in the amount of $2,422.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulation Authority ("FINRA"), formerly known as Natural Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2008. Pursuant to the Plans, for the year ended July 31, 2007, the Class A, Class C and Class R shares paid $77,391, $475,710 and $2,696, respectively after ADI waived plan fees of $475,709 for Class C shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2007, ADI advised the Fund that it retained $10,207 in front-end sales commissions from the sale of Class A shares and $11, $796 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

AIM Short Term Bond Fund


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $  705,544       $ 59,381,917      $ (59,676,625)      $410,836       $ 64,795
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class              705,544         59,381,917        (59,676,625)       410,836         64,441
=================================================================================================
  Subtotal        $1,411,088       $118,763,834      $(119,353,250)      $821,672       $129,236
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $       --       $    588,978      $    (588,978)      $     --       $ 14,004
=================================================================================================
  Total
    Investments
    in
    Affiliates    $1,411,088       $119,352,812      $(119,942,228)      $821,672       $143,240
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended July 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $10,860.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2007, the Fund paid legal fees of $4,568 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the

AIM Short Term Bond Fund

U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At July 31, 2007, there were no securities out on loan. For the year ended July 31, 2007, the Fund received dividends on cash collateral investments of $14,004 for securities lending transactions during the period, which are net of compensation to counterparties.

NOTE 8--FUTURES CONTRACTS

On July 31, 2007, $4,212,867 principal amount of U.S. government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                              NUMBER OF       MONTH/            VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT        07/31/07       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       103       Sept-07/Short    $(21,108,563)       $(33,982)
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               31        $6,142
-----------------------------------------------------------------------------------
Expired                                                          (31)       (6,142)
===================================================================================
End of period                                                     --        $   --
___________________________________________________________________________________
===================================================================================

NOTE 10--CREDIT DEFAULT SWAP AGREEMENTS

                                        OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NOTIONAL      UNREALIZED
                                                           BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                      REFERENCE ENTITY        PROTECTION     FIXED RATE         DATE        (000)      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.         Residential Capital, LLC       Sell           2.75%        09/20/2008     $1,050        $(14,156)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.             CDX. NA. IG. HVOL. 8       Sell           0.75%        06/20/2012      5,500          14,987
=================================================================================================================================
  Total Credit Default Swap Agreements                                                                                $    831
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 11--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2007 and 2006 was as follows:

                                                                 2007          2006
--------------------------------------------------------------------------------------
Distributions paid from Ordinary income                       $9,099,342    $8,745,612
______________________________________________________________________________________
======================================================================================

AIM Short Term Bond Fund

TAX COMPONENTS OF NET ASSETS:


As of July 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    180,003
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                           393,775
----------------------------------------------------------------------------
Temporary book/tax differences                                       (29,267)
----------------------------------------------------------------------------
Capital loss carryover                                            (8,277,430)
----------------------------------------------------------------------------
Post-October Capital loss deferral                                  (792,016)
----------------------------------------------------------------------------
Shares of beneficial interest                                    189,144,903
============================================================================
  Total net assets                                              $180,619,968
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable to partnership investments.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2011                                                    $   20,292
-----------------------------------------------------------------------------
July 31, 2012                                                     1,787,880
-----------------------------------------------------------------------------
July 31, 2013                                                     1,424,485
-----------------------------------------------------------------------------
July 31, 2014                                                     3,488,405
-----------------------------------------------------------------------------
July 31, 2015                                                     1,556,368
=============================================================================
Total capital loss carryforward                                  $8,277,430
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2007 was $169,313,243 and $191,530,473, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $3,565,758 and $5,453,719.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $1,612,089
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (1,218,314)
==============================================================================
Net unrealized appreciation of investment securities               $  393,775
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $179,810,589.

NOTE 13--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of paydowns on mortgage-backed securities and swap agreements, on July 31, 2007, undistributed net investment income was increased by $36,421 and undistributed net realized gain (loss) was decreased by $36,421. This reclassification had no effect on the net assets of the Fund.

AIM Short Term Bond Fund

NOTE 14--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class C, Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED
                                                                                       JULY 31,
                                                              ----------------------------------------------------------
                                                                       2007(A)                          2006
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,105,415    $ 20,649,964      2,556,287    $  25,181,441
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,216,799      21,748,420      2,690,363       26,529,437
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         36,664         360,364         37,291          367,331
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          3,221,656      31,612,145      2,121,757       20,912,062
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        120,198       1,179,181        104,854        1,033,113
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        402,926       3,952,133        470,098        4,631,508
------------------------------------------------------------------------------------------------------------------------
  Class R                                                          2,739          26,905          1,136           11,189
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            272,524       2,673,513        195,278        1,922,641
========================================================================================================================
Reacquired:
  Class A                                                     (2,636,888)    (25,910,233)    (2,256,170)     (22,242,726)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (5,203,156)    (51,036,654)   (12,506,820)    (123,417,122)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (24,388)       (239,530)        (5,730)         (56,633)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (1,880,525)    (18,463,565)      (369,377)      (3,636,630)
========================================================================================================================
                                                              (1,366,036)   $(13,447,357)    (6,961,033)   $ (68,764,389)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 13% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping, and account servicing. The Trust has no knowledge as to whether all or a portion of the shares owned of record by this entity is also owned beneficially.

     In addition, 37% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 15--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008 as required.

AIM Short Term Bond Fund

NOTE 16--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                                                      APRIL 30, 2004
                                                                    YEAR ENDED JULY 31,           (DATE SALES COMMENCED)
                                                              --------------------------------         TO JULY 31,
                                                               2007          2006       2005               2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.80       $  9.93    $ 10.01            $10.03
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.51          0.40       0.25(a)           0.05(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.04)        (0.12)     (0.04)            (0.00)
========================================================================================================================
    Total from investment operations                             0.47          0.28       0.21              0.05
========================================================================================================================
Less dividends from net investment income                       (0.52)        (0.41)     (0.29)            (0.07)
========================================================================================================================
Net asset value, end of period                                $  9.75       $  9.80    $  9.93            $10.01
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  4.84%         2.92%      2.14%             0.46%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $28,663       $32,851    $29,250            $6,971
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.86%(c)      0.86%      0.86%             0.85%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.98%(c)      0.98%      1.00%             0.96%(d)
========================================================================================================================
Ratio of net investment income to average net assets             5.14%(c)      4.04%      2.53%             1.92%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                        101%           82%       103%              126%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $30,956,368.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                       CLASS C
                                                    -----------------------------------------------------------------------------
                                                                                                            AUGUST 30, 2002
                                                                 YEAR ENDED JULY 31,                  (DATE OPERATIONS COMMENCED)
                                                    ----------------------------------------------            TO JULY 31,
                                                     2007           2006        2005        2004                 2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  9.80       $   9.93    $  10.01    $  10.02             $  10.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.48           0.38        0.22(a)     0.16(a)              0.12(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                   (0.04)         (0.13)      (0.04)       0.08                 0.14
=================================================================================================================================
    Total from investment operations                   0.44           0.25        0.18        0.24                 0.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                (0.49)         (0.38)      (0.26)      (0.25)               (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                      --             --          --          --                (0.00)
=================================================================================================================================
    Total distributions                               (0.49)         (0.38)      (0.26)      (0.25)               (0.25)
=================================================================================================================================
Net asset value, end of period                      $  9.75       $   9.80    $   9.93    $  10.01             $  10.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                        4.59%          2.61%       1.79%       2.44%                2.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $83,869       $109,622    $203,806    $318,282             $337,480
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements       1.11%(c)       1.17%       1.21%       1.20%                1.20%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     1.73%(c)       1.73%       1.66%       1.61%                1.60%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               4.89%(c)       3.73%       2.18%       1.57%                1.28%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                              101%            82%        103%        126%                  88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $95,141,861.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Short Term Bond Fund

                                                                                     CLASS R
                                                              ------------------------------------------------------
                                                                                                  APRIL 30, 2004
                                                                  YEAR ENDED JULY 31,         (DATE SALES COMMENCED)
                                                              ----------------------------         TO JULY 31,
                                                              2007         2006      2005              2004
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $9.82       $9.94     $10.02            $10.03
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.48         0.37       0.23(a)           0.04(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (0.04)      (0.10)     (0.04)             0.01
====================================================================================================================
    Total from investment operations                          0.44         0.27       0.19              0.05
====================================================================================================================
Less dividends from net investment income                     (0.49)      (0.39)     (0.27)            (0.06)
====================================================================================================================
Net asset value, end of period                                $9.77       $9.82     $ 9.94            $10.02
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                               4.59%        2.77%      1.88%             0.49%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $621        $ 477     $  158            $   11
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              1.11%(c)     1.11%      1.11%             1.10%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.23%(c)     1.23%      1.16%             1.11%(d)
====================================================================================================================
Ratio of net investment income to average net assets          4.89%(c)     3.79%      2.28%             1.67%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                                     101%          82%       103%              126%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $539,248.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------
                                                                                                      APRIL 30, 2004
                                                                    YEAR ENDED JULY 31,           (DATE SALES COMMENCED)
                                                              --------------------------------         TO JULY 31,
                                                               2007          2006       2005               2004
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  9.81       $  9.93    $ 10.01            $10.03
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.53          0.42       0.28(a)           0.05(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.04)        (0.10)     (0.04)            (0.00)
========================================================================================================================
    Total from investment operations                             0.49          0.32       0.24              0.05
========================================================================================================================
Less dividends from net investment income                       (0.54)        (0.44)     (0.32)            (0.07)
========================================================================================================================
Net asset value, end of period                                $  9.76       $  9.81    $  9.93            $10.01
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                  5.13%         3.31%      2.42%             0.52%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $67,467       $51,975    $33,301            $6,773
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.58%(c)      0.58%      0.57%             0.60%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.58%(c)      0.58%      0.58%             0.61%(d)
========================================================================================================================
Ratio of net investment income to average net assets             5.42%(c)      4.32%      2.82%             2.71%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                        101%           82%       103%              126%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $48,346,170.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Short Term Bond Fund


NOTE 17--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On July 6, 2007, the Securities and Exchange Commission ("SEC") published notice of two proposed distribution plans ("Distribution Plans") for the distribution of monies placed into two separate Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. ("IFG"), A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. and the SEC (the "Order"). One of the Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The second Fair Fund consists of $50 million, plus interest and any contributions by other settling parties, for distribution to shareholders of mutual funds advised by AIM who may have been harmed by market timing and related activity. Comments on the Distribution Plans were due no later than August 6, 2007. After such comment period, the Distribution Plans will be submitted to the SEC for final approval. Distributions from the Fair Funds will begin after the SEC finally approves the Distribution Plans. The proposed Distribution Plans provide for distribution to all eligible investors, for the periods spanning January 1, 2000 through July 31, 2003 (for the IFG Fair
Fund) and January 1, 2001 through September 30, 2003 (for the AIM Fair Fund), their proportionate share of the applicable Fair Fund to compensate such investors for injury they may have suffered as a result of market timing in the affected funds. The Distribution Plans include a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Because the Distribution Plans have not received final approval from the SEC and distribution of the Fair Funds has not yet commenced, management of AIM and the Fund are unable to estimate the amount of distribution to be made to the Fund, if any.

    At the request of the trustees of the AIM Funds, INVESCO PLC ("INVESCO") (formerly AMVESCAP PLC), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Short Term Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities and Shareholders of AIM Short Term Bond Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Short Term Bond Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

September 18, 2007
Houston, Texas

AIM SHORT TERM BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      You may use the information in this table,   actual ending account balance or expenses
two types of costs: (1) transaction costs,   together with the amount you invested, to    you paid for the period. You may use this
which may include sales charges (loads) on   estimate the expenses that you paid over     information to compare the ongoing costs
purchase payments or contingent deferred     the period. Simply divide your account       of investing in the Fund and other funds.
sales charges on redemptions, and            value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
costs, including management fees;            then multiply the result by the number in    that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    the table under the heading entitled         the other funds.
and other Fund expenses. This example is     "Actual Expenses Paid During Period" to
intended to help you understand your         estimate the expenses you paid on your          Please note that the expenses shown
ongoing costs (in dollars) of investing in   account during this period.                  in the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
funds. The example is based on an            PURPOSES                                     (loads) on purchase payments, contingent
investment of $1,000 invested at the                                                      deferred sales charges on redemptions, and
beginning of the period and held for the     The table below also provides information    redemption fees, if any. Therefore, the
entire period February 1, 2007, through      about hypothetical account values and        hypothetical information is useful in
July 31, 2007.                               hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
ACTUAL EXPENSES                              of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
The table below provides information about                                                included, your costs would have been
actual account values and actual expenses.      The hypothetical account values and       higher.
                                             expenses may not be used to estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,020.90               $4.31        $1,020.53             $4.31             0.86%
   C                1,000.00               1,020.70                5.56         1,019.29              5.56             1.11
   R                1,000.00               1,020.70                5.56         1,019.29              5.56             1.11

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 7/31/07

AIM SHORT TERM BOND FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 7/31/07                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    Inception                            3.26%   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to       1 Year                              5.13    FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined                                                MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             For periods ended 6/30/07, most recent       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             calendar quarter-end                         MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             Inception                            3.23%   800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                              1 Year                              5.52
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS C SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS C SHARES. CLASS C
                                             SHARES' INCEPTION DATE IS AUGUST 30, 2002.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ Symbol                        ISTBX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com                 STB-INS-1            A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period February 1, 2007, through                                                   the table are meant to highlight your
July 31, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,023.30               $2.91        $1,021.92             $2.91             0.58%

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com                 STB-INS-1            A I M Distributors, Inc.

AIM SHORT TERM BOND FUND



APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        may have occurred since that date,
Investment Securities Funds is required      Investments Committee considers each         including but not limited to changes to
under the Investment Company Act of 1940     Sub-Committee's recommendations and makes    the Fund's performance, advisory fees,
to approve annually the renewal of the AIM   its own recommendations regarding the        expense limitations and/or fee waivers.
Short Term Bond Fund (the Fund) investment   performance, fees and expenses of the AIM
advisory agreement with A I M Advisors,      Funds to the full Board. Moreover, the       A.   NATURE, EXTENT AND QUALITY OF
Inc. (AIM). During contract renewal          Investments Committee considers each              SERVICES PROVIDED BY AIM
meetings held on June 25-27, 2007, the       Sub-Committee's recommendations in making
Board as a whole and the disinterested or    its annual recommendation to the Board       The Board reviewed the advisory services
"independent" Trustees, voting separately,   whether to approve the continuance of each   provided to the Fund by AIM under the
approved the continuance of the Fund's       AIM Fund's investment advisory agreement     Fund's advisory agreement, the performance
investment advisory agreement for another    and sub-advisory agreement, if applicable    of AIM in providing these services, and
year, effective July 1, 2007. In doing so,   (advisory agreements), for another year.     the credentials and experience of the
the Board determined that the Fund's                                                      officers and employees of AIM who provide
advisory agreement is in the best               The independent Trustees, as              these services. The Board's review of the
interests of the Fund and its shareholders   mentioned above, are assisted in their       qualifications of AIM to provide these
and that the compensation to AIM under the   annual evaluation of the advisory            services included the Board's
Fund's advisory agreement is fair and        agreements by the independent Senior         consideration of AIM's portfolio and
reasonable.                                  Officer. One responsibility of the Senior    product review process, various back
                                             Officer is to manage the process by which    office support functions provided by AIM,
   The independent Trustees met              the AIM Funds' proposed management fees      and AIM's equity and fixed income trading
separately during their evaluation of the    are negotiated during the annual contract    operations. The Board concluded that the
Fund's investment advisory agreement with    renewal process to ensure that they are      nature, extent and quality of the advisory
independent legal counsel from whom they     negotiated in a manner which is at arms'     services provided to the Fund by AIM were
received independent legal advice, and the   length and reasonable. Accordingly, the      appropriate and that AIM currently is
independent Trustees also received           Senior Officer must either supervise a       providing satisfactory advisory services
assistance during their deliberations from   competitive bidding process or prepare an    in accordance with the terms of the Fund's
the independent Senior Officer, a            independent written evaluation. The Senior   advisory agreement. In addition, based on
full-time officer of the AIM Funds who       Officer has recommended that an              their ongoing meetings throughout the year
reports directly to the independent          independent written evaluation be provided   with the Fund's portfolio managers, the
Trustees. The following discussion more      and, upon the direction of the Board, has    Board concluded that these individuals are
fully describes the process employed by      prepared an independent written              competent and able to continue to carry
the Board to evaluate the performance of     evaluation.                                  out their responsibilities under the
the AIM Funds (including the Fund)                                                        Fund's advisory agreement.
throughout the year and, more                   During the annual contract renewal
specifically, during the annual contract     process, the Board considered the factors       In determining whether to continue
renewal meetings.                            discussed below under the heading "Factors   the Fund's advisory agreement, the Board
                                             and Conclusions and Summary of Independent   considered the prior relationship between
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
                                             fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
The Board's Investments Committee has        advisory agreement at the contract renewal   concluded that it was beneficial to
established three Sub-Committees which are   meetings and at their meetings throughout    maintain the current relationship, in
responsible for overseeing the management    the year as part of their ongoing            part, because of such knowledge. The Board
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
the AIM Funds. This Sub-Committee            agreement was considered separately,         affiliates have taken over the last
structure permits the Trustees to focus on   although the Board also considered the       several years to improve the quality and
the performance of the AIM Funds that have   common interests of all of the AIM Funds     efficiency of the services they provide to
been assigned to them. The Sub-Committees    in their deliberations. The Board            the Funds in the areas of investment
meet throughout the year to review the       comprehensively considered all of the        performance, product line diversification,
performance of their assigned funds, and     information provided to them and did not     distribution, fund operations, shareholder
the Sub-Committees review monthly and        identify any particular factor that was      services and compliance. The Board
quarterly comparative performance            controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
information and periodic asset flow data     have evaluated the information provided      of the services AIM and its affiliates
for their assigned funds. These materials    differently from one another and             provide to the AIM Funds in each of these
are prepared under the direction and         attributed different weight to the various   areas have generally improved, and support
supervision of the independent Senior        factors. The Trustees recognized that the    the Board's approval of the continuance of
Officer. Over the course of each year, the   advisory arrangements and resulting          the Fund's advisory agreement.
Sub-Committees meet with portfolio           advisory fees for the Fund and the other
managers for their assigned funds and        AIM Funds are the result of years of         B. FUND PERFORMANCE
other members of management and review       review and negotiation between the
with these individuals the performance,      Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
investment objective(s), policies,           focus to a greater extent on certain         during the past one and three calendar
strategies and limitations of these funds.   aspects of these arrangements in some        years to the performance of funds in the
                                             years than others, and that the Trustees'    Fund's Lipper peer group that are not
   In addition to their meetings             deliberations and conclusions in a           managed by AIM, and against the
throughout the year, the Sub-Committees      particular year may be based in part on      performance of all funds in the Lipper
meet at designated contract renewal          their deliberations and conclusions of       Short Investment Grade Debt Funds Index.
meetings each year to conduct an in-depth    these same arrangements throughout the       The Board also reviewed the methodology
review of the performance, fees and          year and in prior years.                     used by Lipper to identify the Fund's
expenses of their assigned funds. During                                                  peers. The Board noted that the Fund's
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       performance was comparable to the median
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           performance of its peers for the one and
data regarding all the AIM Funds prepared                                                 three year periods. The Board noted that
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     the Fund's performance was below the
under the direction and supervision of the   of the Senior Officer's independent          performance of the Index for the one year
independent Senior Officer who also          written evaluation, as well as a             period, and comparable to such Index for
prepares a separate analysis of this         discussion of the material factors and       the three year period. The Board also
information for the Trustees. Each           related conclusions that formed the basis    considered the steps AIM has taken over
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       the last several years to improve the
to the Investments Committee regarding the   advisory agreement. Unless otherwise         quality and efficiency of the services
performance, fees and                        stated, information set forth below is as    that AIM provides to the AIM Funds. The
                                             of June 27, 2007 and does not reflect any    Board concluded that AIM continues to be
                                             changes that                                 responsive to the Board's focus
                                                                                                                         (continued)

AIM SHORT TERM BOND FUND

on fund performance. Although the            nature of the Fund and the advisory fee      considered that these services are
independent written evaluation of the        structures of comparable funds, it was       provided to the Fund pursuant to written
Fund's Senior Officer (discussed below)      reasonable to structure the advisory fee     contracts which are reviewed and approved
only considered Fund performance through     without breakpoints. Based on this review,   on an annual basis by the Board. The Board
the most recent calendar year, the Board     the Board concluded that it was not          concluded that AIM and its affiliates were
also reviewed more recent Fund performance   necessary to add breakpoints to the Fund's   providing these services in a satisfactory
and this review did not change their         advisory fee schedule. Based on this         manner and in accordance with the terms of
conclusions.                                 information, the Board concluded that,       their contracts, and were qualified to
                                             absent breakpoints, the Fund's contractual   continue to provide these services to the
C. ADVISORY FEES AND FEE WAIVERS             advisory fees remain constant and do not     Fund.
                                             reflect economies of scale. The Board also
The Board compared the Fund's contractual    noted that the Fund shares directly in          The Board considered the benefits
advisory fee rate to the contractual         economies of scale through lower fees        realized by AIM as a result of portfolio
advisory fee rates of funds in the Fund's    charged by third party service providers     brokerage transactions executed through
Lipper peer group that are not managed by    based on the combined size of all of the     "soft dollar" arrangements. Under these
AIM, at a common asset level and as of the   AIM Funds and affiliates.                    arrangements, portfolio brokerage
end of the past calendar year. The Board                                                  commissions paid by the Fund and/or other
noted that the Fund's advisory fee rate      E. PROFITABILITY AND FINANCIAL RESOURCES     funds advised by AIM are used to pay for
was comparable to the median advisory fee       OF AIM                                    research and execution services. The Board
rate of its peers. The Board also reviewed                                                noted that soft dollar arrangements shift
the methodology used by Lipper and noted     The Board reviewed information from AIM      the payment obligation for the research
that the contractual fee rates shown by      concerning the costs of the advisory and     and executions services from AIM to the
Lipper include any applicable long-term      other services that AIM and its affiliates   funds and therefore may reduce AIM's
contractual fee waivers. The Board also      provide to the Fund and the profitability    expenses. The Board also noted that
compared the Fund's contractual advisory     of AIM and its affiliates in providing       research obtained through soft dollar
fee rate to the contractual advisory fee     these services. The Board also reviewed      arrangements may be used by AIM in making
rates of other clients of AIM and its        information concerning the financial         investment decisions for the Fund and may
affiliates with investment strategies        condition of AIM and its affiliates. The     therefore benefit Fund shareholders. The
comparable to those of the Fund, including   Board also reviewed with AIM the             Board concluded that AIM's soft dollar
one mutual fund advised by AIM, one          methodology used to prepare the              arrangements were appropriate. The Board
Canadian fund advised by an AIM affiliate    profitability information. The Board         also concluded that, based on their review
and sub-advised by AIM, and one offshore     considered the overall profitability of      and representations made by AIM, these
fund advised and sub-advised by AIM          AIM, as well as the profitability of AIM     arrangements were consistent with
affiliates. The Board noted that the         in connection with managing the Fund. The    regulatory requirements.
Fund's rate was: (i) comparable to the       Board noted that AIM continues to operate
rate for the mutual fund; (ii) above the     at a net profit, although increased             The Board considered the fact that
sub-advisory fee rate and below the          expenses in recent years have reduced the    the Fund's uninvested cash and cash
advisory fee rate for the Canadian fund;     profitability of AIM and its affiliates.     collateral from any securities lending
and (iii) below the advisory fee rate for    The Board concluded that the Fund's          arrangements may be invested in money
the offshore fund.                           advisory fees were fair and reasonable,      market funds advised by AIM pursuant to
                                             and that the level of profits realized by    procedures approved by the Board. The
   The Board noted that AIM has              AIM and its affiliates from providing        Board noted that AIM will receive advisory
contractually agreed to waive fees and/or    services to the Fund was not excessive in    fees from these affiliated money market
limit expenses of the Fund through at        light of the nature, quality and extent of   funds attributable to such investments,
least June 30, 2008 in an amount necessary   the services provided. The Board             although AIM has contractually agreed to
to limit total annual operating expenses     considered whether AIM is financially        waive the advisory fees payable by the
to a specified percentage of average daily   sound and has the resources necessary to     Fund with respect to its investment of
net assets for each class of the Fund. The   perform its obligations under the Fund's     uninvested cash in these affiliated money
Board considered the contractual nature of   advisory agreement, and concluded that AIM   market funds through at least June 30,
this fee waiver and noted that it remains    has the financial resources necessary to     2008. The Board considered the contractual
in effect until at least June 30, 2008.      fulfill these obligations.                   nature of this fee waiver and noted that
The Board reviewed the Fund's effective                                                   it remains in effect until at least June
advisory fee rate, after taking account of   F. INDEPENDENT WRITTEN EVALUATION OF THE     30, 2008. The Board concluded that the
this expense limitation, and considered         FUND'S SENIOR OFFICER                     Fund's investment of uninvested cash and
the effect this expense limitation would                                                  cash collaterals from any securities
have on the Fund's estimated total           The Board noted that, upon their             lending arrangements in the affiliated
expenses. The Board concluded that the       direction, the Senior Officer of the Fund,   money market funds is in the best
levels of fee waivers/expense limitations    who is independent of AIM and AIM's          interests of the Fund and its
for the Fund were fair and reasonable.       affiliates, had prepared an independent      shareholders.
                                             written evaluation to assist the Board in
   After taking account of the Fund's        determining the reasonableness of the
contractual advisory fee rate, as well as    proposed management fees of the AIM Funds,
the comparative advisory fee information     including the Fund. The Board noted that
and the expense limitation discussed         they had relied upon the Senior Officer's
above, the Board concluded that the Fund's   written evaluation instead of a
advisory fees were fair and reasonable.      competitive bidding process. In
                                             determining whether to continue the Fund's
D. ECONOMIES OF SCALE AND BREAKPOINTS        advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.
The Board considered the extent to which
there are economies of scale in AIM's        G. COLLATERAL BENEFITS TO AIM AND ITS
provision of advisory services to the           AFFILIATES
Fund. The Board also considered whether
the Fund benefits from such economies of     The Board considered various other
scale through contractual breakpoints in     benefits received by AIM and its
the Fund's advisory fee schedule or          affiliates resulting from AIM's
through advisory fee waivers or expense      relationship with the Fund, including the
limitations. The Board noted that the        fees received by AIM and its affiliates
Fund's contractual advisory fee schedule     for their provision of administrative,
does not include any breakpoints. The        transfer agency and distribution services
Board considered whether it would be         to the Fund. The Board considered the
appropriate to add advisory fee              performance of AIM and its affiliates in
breakpoints for the Fund or whether, due     providing these services and the
to the                                       organizational structure employed by AIM
                                             and its affiliates to provide these
                                             services. The Board also

AIM Short Term Bond Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year -- end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

    The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Qualified Dividend Income*                           3.21%
         Corporate Dividends Received Deduction*              3.21%
         U.S. Treasury Obligations*                           0.10%




       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                          34.50%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2006, January 31, 2007, April 30, 2007 and July 31, 2007 were 99.54%, 99.85%, 99.32%, and 99.89%, respectively.

AIM Short Term Bond Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); CompuDyne
                                             Corporation (provider of products and
                                             services to the public security market);
                                             and Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1990       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Short Term Bond Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director, Vice
                                             President and General Counsel, Fund
                                             Management Company; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President and General Counsel, Liberty
                                             Financial Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Chief Investment Officer
                                             and Executive Vice President, AIM Funds
                                             Management Inc. d/b/a AIM Trimark
                                             Investments; Senior Vice President and
                                             Head of Equity Investments, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark--
                                             Formerly: Director, Trimark Trust and
                                             A I M Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., INVESCO
                                             Private Capital Investments, Inc.
                                             (holding company), INVESCO Private
                                             Capital, Inc. (registered investment
                                             advisor) and INVESCO Senior Secured
                                             Management, Inc. (registered investment
                                             advisor); and Vice President, A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management
                                             Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]


REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund     FUND HOLDINGS AND PROXY VOTING INFORMATION
and account information via e-mail. Once your
quarterly statements, tax forms, fund reports,      The Fund provides a complete list of its holdings four times in each fiscal
and prospectuses are available, we will send you    year, at the quarter-ends. For the second and fourth quarters, the lists appear
an e-mail notification containing links to these    in the Fund's semiannual and annual reports to shareholders. For the first and
documents. For security purposes, you will need     third quarters, the Fund files the lists with the Securities and Exchange
to log in to your account to view your statements   Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
and tax forms.                                      available at AIMinvestments.com. From our home page, click on Products &
                                                    Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
WHY SIGN UP?                                        drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
Register for eDelivery to:                          Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
o    save your Fund the cost of printing and        Reference Room, including information about duplicating fee charges, by calling
     postage.                                       202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and
o    reduce the amount of paper you receive.        033-39519.

o    gain access to your documents faster           A description of the policies and procedures that the Fund uses to determine how
     by not waiting for the mail.                   to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM
o    view your documents online anytime at your     Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
     convenience.                                   Funds Proxy Policy. The information is also available on the SEC Web site,
                                                    sec.gov.
o    save the documents to your personal computer
     or print them out for your records.            Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2007, is available at our Web
HOW DO I SIGN UP?                                   site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
It's easy. Just follow these simple steps:          drop-down menu. The information is also available on the SEC Web site, sec.gov.

1.   Log in to your account.                        If used after October 20, 2007, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
2.   Click on the "Service Center" tab.             recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
3.   Select "Register for eDelivery" and complete
     the consent process.

This AIM service is provided by AIM Investment
Services, Inc.                                      STB-AR-1                                                A I M Distributors, Inc.

                                                                                                            [AIM INVESTMENTS LOGO]
                                                                                                          -- REGISTERED TRADEMARK --

                           AIM TOTAL RETURN BOND FUND
                  Annual Report to Shareholders o July 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Intermediate-Term Taxable
Investment Grade

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   18
Notes to Financial Statements ............   22
Financial Highlights .....................   30
Auditor's Report .........................   35
Fund Expenses ............................   36
Approval of Advisory Agreement ...........   37
Tax Information ..........................   39
Trustees and Officers ....................   40

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]     [GRAPHIC]     [GRAPHIC]
  [TARGET       [TARGET    [DIVERSIFIED
   RISK]       MATURITY]    PORTFOLIOS]

 [GRAPHIC]      [GRAPHIC]
  [SECTOR    [INTERNATIONAL/
  EQUITY]    GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM TOTAL RETURN BOND FUND

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.
  [TAYLOR
   PHOTO]                                       Despite a significant, albeit short-lived, stock market sell-off in late February and early March--and a more severe stock market decline that began in July--major stock market indexes in the United States and abroad generally performed well for the 12
Philip Taylor                                months ended July 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on
                                             Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations. When consumers and companies can't borrow money as easily, the economy tends to slow.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o Domestic, global and international equity funds

                                             o Taxable and tax-exempt fixed-income funds

                                             o Allocation portfolios, with risk/return characteristics to match your needs

                                             o AIM Independence Funds--target-maturity funds that combine retail mutual funds and
                                               PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             IN CONCLUSION

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming
                                             AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at
                                             800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in
                                             us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM TOTAL RETURN BOND FUND

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards. Since my last letter, your Board
    [CROCKETT                                has welcomed two new members: Marty Flanagan, President and CEO of INVESCO, AIM's
      PHOTO]                                 parent company, and Phil Taylor, who was named CEO of AIM Investments --REGISTERED
                                             TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has
Bruce L. Crockett                            retired, stepping down in the process from his most recent role as Vice Chairman of the
                                             Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $150 billion in assets, 120 investment professionals, and products that span the entire yield curve.

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             September 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM TOTAL RETURN BOND FUND

MANAGEMENT'S DISCUSSION                                                                   the credit quality of a security, we use
OF FUND PERFORMANCE                                                                       input from various rating agencies and
=======================================================================================   Wall Street fixed income and equity
PERFORMANCE SUMMARY                                                                       analysts, and conduct our own internal
                                                                                          credit analysis.
For the fiscal year ended July 31, 2007, Class A Shares of AIM Total Return Bond Fund,
excluding applicable sales charges, underperformed the Fund's broad market and            We consider selling a bond when:
style-specific indexes.(1) During the past several months, subprime mortgage problems
and housing sector weakness put downward price pressure on the credit-sensitive sectors   o It becomes fully valued.
of the bond market, including mortgage-backed securities (MBS). Consequently, the
Fund's MBS sector positioning detracted from performance relative to its broad market     o Overall market and economic trends
and style-specific indexes.                                                               indicate that sector emphasis should be
                                                                                          changed.
   Your Fund's long-term performance appears later in this report.
                                                                                          o Fundamentals, such as credit quality
FUND VS. INDEXES                                                                          ratings, deteriorate for an individual
                                                                                          issuer or a sector.
Total returns, 7/31/06-7/31/07, excluding applicable sales charges. If sales charges
were included, returns would be lower.                                                    o An unanticipated change occurs involving
                                                                                          an individual issuer or sector.
Class A Shares                                                                   5.18%
Class B Shares                                                                   4.40     MARKET CONDITIONS AND YOUR FUND
Class C Shares                                                                   4.50
Class R Shares                                                                   4.92     The U.S. economy strengthened in the
Lehman Brothers U.S. Aggregate Bond Index(1)                                              second quarter of 2007 with gross domestic
(Broad Market Index/Style-Specific Index)                                        5.58     product (GDP) expanding at a preliminary
Lipper Intermediate Investment Grade Debt Funds Index(1) (Peer Group Index)      5.07     4.0% annual rate, its highest level in the
                                                                                          last five quarters.(2) Growth was driven
SOURCE: (1)LIPPER INC.                                                                    by exports, government spending, business
                                                                                          investment and commercial construction.
=======================================================================================   Despite stronger than expected economic
                                                                                          growth during the second quarter, real GDP
HOW WE INVEST                                securities, government agency bonds,         growth over the last four quarters slowed
                                             corporate bonds and MBS. We make             to a moderate rate. By the end of July,
Our goal is to provide investors with an     allocation decisions based on performance    core inflation, as measured by the
actively managed portfolio of                and valuations among the different areas     consumer price index (CPI), excluding food
investment-grade bonds that has the risk     in the bond market. Our focus is on bonds    and energy, slipped to a 2.2% annualized
characteristics of the Lehman Brothers       that we believe are attractively valued      rate for the fiscal year, raising hopes
U.S. Aggregate Bond Index. We focus on       relative to the rest of the bond market.     that overall inflation could ease.(3)
total return with protection of principal
and strive to provide consistent returns        Our security selection process involves   Wrapping up a two-day meeting on June 28,
while minimizing risk.                       both top-down analysis, which takes into     2007, the U.S. Federal Reserve Board (the
                                             account overall economic and market          Fed) reiterated its belief that inflation
   We look for potential investments in      trends, and bottom-up analysis, which        remains the greatest threat to the
all sectors of the investment-grade bond     involves an evaluation of individual bond    economy. As a result, the Fed unanimously
market. We invest in a mix of domestic       issuers. In evaluating                       decided to hold the federal funds target
investment-grade bonds including U.S.                                                     rate at 5.25%, where it has
Treasury                                                                                  been since June 2006.(4)

                                                                                                                         (continued)

==========================================   ==========================================   ==========================================
PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                      TOTAL NET ASSETS

By industry                                   1. Federal National Mortgage                Total Net Assets          $399.63 million
                                                 Association (FNMA)               19.8%
Federal National Mortgage                                                                 Total Number of Holdings*             406
 Association (FNMA)                  19.8%    2. Federal Home Loan
                                                 Mortgage Corp. (FHLMC)           13.8    The Fund's holdings are subject to change,
Other Diversified Financial                                                               and there is no assurance that the Fund
 Services                            14.8     3. First Union Capital I             3.8    will continue to hold any particular
                                                                                          security.
Federal Home Loan Mortgage Corp.              4. Government National Mortgage
 (FHLMC)                             13.8        Association (GNMA)                3.3    *  Excluding money market fund holdings.

Diversified Bank                     11.3     5. CNA Financial Corp.               2.1

Property & Casualty Insurance         5.3     6. Glencore Funding LLC              1.7

Broadcasting & Cable TV               5.1     7. Bank America Institutional
                                                 Capital                           1.7
Government National Mortgage
 Association (GNMA)                   3.3     8. Mantis Reef Ltd Cayman Islands)   1.6

Integrated Telecommunication                  9. Daimler Finance N.A. LLC          1.5
 Services                             3.3
                                             10. Residential Capital LLC           1.4
Other Industries, Each with Less             ==========================================   ==========================================
 Than 3% of Total Net Assets         49.5

Money Market Funds Plus
 Other Assets Less Liabilities      -26.2
==========================================

AIM TOTAL RETURN BOND FUND

   By June 2007, the downturn in the         bond yields fluctuated across all maturity   exposure to MBS had a negative impact on
housing market was clearly visible, as the   ranges. Our conservative approach to         performance relative to its benchmark.(5)
sales of existing homes had declined more    duration management had no significant
than 10% and sales of new homes had fallen   impact on performance, as Treasury yields       Thank you for sharing our long-term
by 30% from their peaks in mid-2005.(4) In   across all maturities had declined by the    investment horizon and for your continued
addition, developments in the subprime       end of the fiscal year.(6) In our view,      investment in AIM Total Return Bond Fund.
mortgage market during the second half of    gaining exposure to the U.S. Treasury
the fiscal year added to the uncertainty     market through U.S. Treasury futures is a    Sources: (2)Bureau of Economic Analysis;
of housing demand.                           more effective way to employ the Fund's      (3)Bureau of Labor Statistics; (4)U.S.
                                             cash for duration management purposes        Federal Reserve Board; (5)Lehman Brothers
   In the fixed income market, subprime      versus buying actual bonds.                  Inc.; (6)U.S. Treasury
lending issues began to impact
credit-sensitive segments of the market,        In addition, we used the Chicago          THE VIEWS AND OPINIONS EXPRESSED IN
including the high yield and bank loan       Mercantile Exchange (CME) Eurodollar         MANAGEMENT'S DISCUSSION OF FUND
markets. The magnitude of the problem was    futures contracts to hedge interest rate     PERFORMANCE ARE THOSE OF A I M ADVISORS,
enhanced by a lack of liquidity, as          exposure of the Fund. Traded at the          INC. THESE VIEWS AND OPINIONS ARE SUBJECT
lenders began demanding more stringent       Chicago Mercantile Exchange, each CME        TO CHANGE AT ANY TIME BASED ON FACTORS
terms and enhanced covenant protection       Eurodollar futures contract is denominated   SUCH AS MARKET AND ECONOMIC CONDITIONS.
from bond issuers.                           in U.S. dollars and priced based on the      THESE VIEWS AND OPINIONS MAY NOT BE RELIED
                                             market's forecast of the three-month LIBOR   UPON AS INVESTMENT ADVICE OR
   For the fiscal year, investment-grade     (London Inter Bank Offered Rate). U.S.       RECOMMENDATIONS, OR AS AN OFFER FOR A
corporate bonds posted solid returns, as     Treasury and CME Eurodollar futures offer    PARTICULAR SECURITY. THE INFORMATION IS
they benefited from continued demand         a variety of standardized contracts, are     NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
during the first part of the year, strong    exchange traded and provide a high level     ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
company earnings and stable credit           of liquidity.                                THE FUND. STATEMENTS OF FACT ARE FROM
fundamentals.(5) However, rising yields in                                                SOURCES CONSIDERED RELIABLE, BUT A I M
May and June had a predictable effect on        The yield curve was inverted for much     ADVISORS, INC. MAKES NO REPRESENTATION OR
the bond prices, reversing most of the       of 2006 and then steepened considerably by   WARRANTY AS TO THEIR COMPLETENESS OR
gains generated during the first four        the end of the period as the yields on       ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
months of 2007.(6) As the trend of           two- and five-year U.S. Treasury notes       IS NO GUARANTEE OF FUTURE RESULTS, THESE
stronger performance by lower quality        closed at 4.56% and 4.60%, respectively,     INSIGHTS MAY HELP YOU UNDERSTAND OUR
bonds reversed in May, strategies that       lower than the yield on 10-year Treasury     INVESTMENT MANAGEMENT PHILOSOPHY.
overweighted higher-rated investment-grade   securities.(6) During the fiscal year, the
corporate bonds outperformed strategies      Fund was positioned in anticipation of a     See important Fund and index disclosures
focusing on lower quality bonds over the     slight steepening of the yield curve over    later in this report.
entire fiscal year.(5)                       the medium to long-term. As longer dated
                                             bond yields fell by less than shorter                    Jan H. Friedli
   Despite losses in June and July, high     dated bond yields, the Fund's yield curve    [FRIEDLI    Senior portfolio manager, is
yield bonds delivered strong performance,    structure positively impacted                 PHOTO]     lead manager of AIM Total
outperforming investment grade issues for    performance.(6)                                          Return Bond Fund. He began his
the entire fiscal year.(5) Lower-quality                                                              investment career in 1990 and
high yield securities, those rated CCC and      Throughout the fiscal year, we remained   joined AIM in 1999. Mr. Friedli graduated
lower, were the best performing issues       invested in investment-grade corporate       cum laude from Villanova University with a
within the high yield universe.(5) The       bonds. Strategically positioning the         Bachelor of Science degree in computer
yield of the 10-year U.S. Treasury note, a   Fund's portfolio in this sector of the       science and earned an M.B.A. from the
key benchmark that influences nearly all     bond market, we gradually reduced our        University of Chicago.
long-term interest rates, including home     exposure to corporate bonds within the
mortgages, reached its five-year high of     insurance industry by selling                            Brendan D. Gau
5.26% in June 2007.(6) However, it fell to   underperforming issues. For the fiscal       [GAU        Chartered Financial Analyst,
4.78% by the end of the fiscal year as the   year, a positive contribution from           PHOTO]      portfolio manager, is manager
Fed kept the key short-term fed funds rate   corporate bonds was offset by losses                     of AIM Total Return Bond Fund.
unchanged.(6)                                generated from our security selection in                 He joined AIM in 1996. Mr. Gau
                                             insurance-related bonds.                     earned a Bachelor of Arts degree in
   Reflective of our belief that the Fed                                                  mathematics, physics and economics from
would focus on managing inflation               The Fund remained invested in MBS as we   Rice University.
expectations and keep the interest rates     believed higher-coupon mortgage bonds
unchanged throughout the first part of       offered attractive yields and relatively     Assisted by the Taxable Investment Grade
2007, we tactically traded duration          small prepayment risk by historical          Bond Team
focusing on the shorter end of the yield     standards. During the past few months, the
curve. Duration is a measure of a bond's     well-publicized difficulties in the
sensitivity to interest rate changes.        subprime market caused an increase in
Shorter duration bonds tend to be less       volatility and a general flight-to-quality
sensitive to interest rate changes.          from the credit-sensitive segments of the
                                             bond market, including MBS. Despite
   We primarily used two- and five-year      stronger performance of higher coupon
U.S. Treasury Note futures contracts to      mortgage bonds relative to lower coupon
maintain a defensive to neutral duration     MBS over the fiscal year, the Fund's
positioning as

AIM TOTAL RETURN BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE            and table(s) does not reflect deduction of   ment. In this chart, each segment
                                             taxes a shareholder would pay on Fund        represents a doubling, or 100% change, in
Past performance cannot guarantee            distributions or sale of Fund shares.        the value of the investment. In other
comparable future results.                   Performance of the indexes does not          words, the space between $5,000 and
                                             reflect the effects of taxes.                $10,000 is the same size as the space
   The data shown in the chart include                                                    between $10,000 and $20,000, and so on.
reinvested distributions, applicable sales      This chart, which is a logarithmic
charges, Fund expenses and management        chart, presents the fluctuations in the
fees. Results for Class B shares are         value of the Fund and its indexes. We
calculated as if a hypothetical              believe that a logarithmic chart is more
shareholder had liquidated his entire        effective than other types of charts in
investment in the Fund at the close of the   illustrating changes in value during the
reporting period and paid the applicable     early years shown in the chart. The
contingent deferred sales charges. Index     vertical axis, the one that indicates the
results include reinvested dividends, but    dollar value of an investment, is
they do not reflect sales charges.           constructed with each segment representing
Performance of an index of funds reflects    a percent change in the value of the
fund expenses and management fees;           invest-
performance of a market index does not.
Performance shown in the chart

====================================================================================================================================

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND AND INDEX DATA FROM 12/31/01

             AIM TOTAL RETURN     AIM TOTAL RETURN     AIM TOTAL RETURN                                 LIPPER INTERMEDIATE
                 BOND FUND            BOND FUND            BOND FUND          LEHMAN BROTHERS U.S.        INVESTMENT GRADE
  DATE        -CLASS A SHARES      -CLASS B SHARES      -CLASS C SHARES     AGGREGATE BOND INDEX(1)     DEBT FUNDS INDEX(1)
12/31/01          $ 9525               $10000               $10000                  $10000                     $10000
    1/02            9615                10090                10090                   10081                      10072
    2/02            9706                10180                10180                   10179                      10170
    3/02            9543                10003                10003                   10009                       9993
    4/02            9680                10140                10140                   10203                      10173
    5/02            9752                10208                10208                   10290                      10257
    6/02            9823                10276                10276                   10379                      10250
    7/02            9914                10364                10364                   10504                      10291
    8/02           10064                10515                10515                   10682                      10489
    9/02           10186                10636                10636                   10855                      10604
   10/02           10123                10562                10562                   10805                      10563
   11/02           10147                10581                10581                   10802                      10613
   12/02           10339                10774                10774                   11025                      10829
    1/03           10364                10793                10793                   11035                      10863
    2/03           10497                10936                10936                   11188                      11018
    3/03           10500                10921                10921                   11179                      11019
    4/03           10634                11054                11054                   11271                      11148
    5/03           10837                11258                11258                   11481                      11356
    6/03           10829                11243                11243                   11459                      11353
    7/03           10488                10883                10883                   11073                      10970
    8/03           10551                10941                10941                   11147                      11054
    9/03           10817                11210                11210                   11442                      11351
   10/03           10738                11122                11122                   11335                      11271
   11/03           10771                11150                11150                   11362                      11300
   12/03           10869                11244                11244                   11478                      11415
    1/04           10984                11356                11356                   11570                      11506
    2/04           11077                11446                11446                   11696                      11618
    3/04           11171                11536                11536                   11783                      11702
    4/04           10941                11291                11291                   11477                      11421
    5/04           10909                11251                11251                   11431                      11364
    6/04           10969                11305                11305                   11495                      11417
    7/04           11060                11392                11392                   11609                      11525
    8/04           11246                11576                11576                   11831                      11732
    9/04           11263                11587                11587                   11863                      11763
   10/04           11354                11674                11674                   11962                      11856
   11/04           11276                11586                11586                   11867                      11781
   12/04           11360                11666                11654                   11976                      11904
    1/05           11409                11709                11709                   12051                      11968
    2/05           11361                11652                11652                   11980                      11918
    3/05           11315                11597                11597                   11919                      11847
    4/05           11467                11747                11747                   12080                      11993
    5/05           11578                11851                11851                   12211                      12119
    6/05           11644                11912                11912                   12277                      12190
    7/05           11567                11826                11826                   12165                      12095
    8/05           11700                11955                11955                   12321                      12246
    9/05           11600                11846                11846                   12194                      12122
   10/05           11523                11749                11749                   12098                      12022
   11/05           11565                11796                11796                   12151                      12066
   12/05           11658                11883                11883                   12267                      12176
    1/06           11675                11882                11882                   12268                      12191
    2/06           11704                11915                11915                   12308                      12227
    3/06           11610                11812                11812                   12188                      12109
    4/06           11584                11778                11779                   12165                      12092
    5/06           11582                11768                11768                   12152                      12079
    6/06           11604                11782                11782                   12178                      12092
    7/06           11755                11928                11928                   12343                      12260
    8/06           11917                12086                12074                   12532                      12444
    9/06           12023                12185                12185                   12642                      12548
   10/06           12088                12243                12243                   12726                      12633
   11/06           12212                12350                12350                   12873                      12779
   12/06           12149                12278                12278                   12798                      12719
    1/07           12139                12272                12272                   12793                      12707
    2/07           12342                12469                12470                   12990                      12912
    3/07           12357                12477                12477                   12991                      12908
    4/07           12407                12521                12521                   13061                      12973
    5/07           12317                12420                12421                   12962                      12863
    6/07           12286                12381                12381                   12924                      12810
    7/07           12359                12348                12461                   13031                      12881
====================================================================================================================================

                                                                                                              SOURCE: (1)LIPPER INC.

AIM TOTAL RETURN BOND FUND

==========================================   ==========================================      CLASS A SHARE PERFORMANCE REFLECTS THE
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 MAXIMUM 4.75% SALES CHARGE, AND CLASS B
                                                                                          AND CLASS C SHARE PERFORMANCE REFLECTS THE
As of 7/31/07, including applicable sales    As of 6/30/07, the most recent calendar      APPLICABLE CONTINGENT DEFERRED SALES
charges                                      quarter-end, including applicable sales      CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                             charges                                      CDSC ON CLASS B SHARES DECLINES FROM 5%
CLASS A SHARES                                                                            BEGINNING AT THE TIME OF PURCHASE TO 0% AT
Inception (12/31/01)                 3.87%   CLASS A SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
 5 Years                             3.49    Inception (12/31/01)                 3.81%   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 1 Year                              0.17     5 Years                             3.55    YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                              1 Year                              0.89    HAVE A FRONT-END SALES CHARGE; RETURNS
CLASS B SHARES                                                                            SHOWN ARE AT NET ASSET VALUE AND DO NOT
Inception (12/31/01)                 3.85%   CLASS B SHARES                               REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
 5 Years                             3.38    Inception (12/31/01)                 3.80%   ON A TOTAL REDEMPTION OF RETIREMENT PLAN
 1 Year                             -0.59     5 Years                             3.45    ASSETS WITHIN THE FIRST YEAR.
                                              1 Year                              0.10
CLASS C SHARES                                                                               THE PERFORMANCE OF THE FUND'S SHARE
Inception (12/31/01)                 4.02%   CLASS C SHARES                               CLASSES WILL DIFFER PRIMARILY DUE TO
 5 Years                             3.75    Inception (12/31/01)                 3.96%   DIFFERENT SALES CHARGE STRUCTURES AND
 1 Year                              3.50     5 Years                             3.79    CLASS EXPENSES.
                                              1 Year                              4.10
CLASS R SHARES                                                                               HAD THE ADVISOR NOT WAIVED FEES AND/OR
Inception                            4.54%   CLASS R SHARES                               REIMBURSED EXPENSES, PERFORMANCE WOULD
 5 Years                             4.26    Inception                            4.50%   HAVE BEEN LOWER.
 1 Year                              4.92     5 Years                             4.33
==========================================    1 Year                              5.61    (1)  Total annual operating expenses less
                                             ==========================================        any contractual fee waivers and/or
CLASS R SHARES' INCEPTION DATE IS APRIL                                                        expense reimbursements by the advisor
30, 2004. RETURNS SINCE THAT DATE ARE        MAXIMUM SALES CHARGE UNLESS OTHERWISE             in effect through at least June 30,
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    STATED. INVESTMENT RETURN AND PRINCIPAL           2008. See current prospectus from
BLENDED RETURNS OF HISTORICAL CLASS R        VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE         more information.
SHARE PERFORMANCE AND RESTATED CLASS A       A GAIN OR LOSS WHEN YOU SELL SHARES.
SHARE PERFORMANCE (FOR PERIODS PRIOR TO
THE INCEPTION DATE OF CLASS R SHARES) AT        THE NET ANNUAL FUND OPERATING EXPENSE
NET ASSET VALUE, ADJUSTED TO REFLECT THE     RATIO SET FORTH IN THE MOST RECENT FUND
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   PROSPECTUS AS OF THE DATE OF THIS REPORT
R SHARES. CLASS A SHARES' INCEPTION DATE     FOR CLASS A, CLASS B, CLASS C AND CLASS R
IS DECEMBER 31, 2001.                        SHARES WAS 1.01%, 1.76%, 1.76% AND 1.26%,
                                             RESPECTIVELY.(1) THE TOTAL ANNUAL FUND
   THE PERFORMANCE DATA QUOTED REPRESENT     OPERATING EXPENSE RATIO SET FORTH IN THE
PAST PERFORMANCE AND CANNOT GUARANTEE        MOST RECENT FUND PROSPECTUS AS OF THE DATE
COMPARABLE FUTURE RESULTS; CURRENT           OF THIS REPORT FOR CLASS A, CLASS B, CLASS
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   C AND CLASS R SHARES WAS 1.31%, 2.06%,
VISIT AIMINVESTMENTS.COM FOR THE MOST        2.06% AND 1.56%, RESPECTIVELY. THE EXPENSE
RECENT MONTH-END PERFORMANCE. PERFORMANCE    RATIOS PRESENTED ABOVE MAY VARY FROM THE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
CHANGES IN NET ASSET VALUE AND THE EFFECT    OF THIS REPORT THAT ARE BASED ON EXPENSES
OF THE                                       INCURRED DURING THE PERIOD COVERED BY THIS
                                             REPORT.

                                                                                          ==========================================
                                                                                          FOR A DISCUSSION OF THE RISKS OF INVESTING
                                                                                          IN YOUR FUND AND INDEXES USED IN THIS
                                                                                          REPORT, PLEASE TURN THE PAGE.
                                                                                          ==========================================

AIM TOTAL RETURN BOND FUND

AIM TOTAL RETURN BOND FUND'S INVESTMENT OBJECTIVE IS MAXIMUM TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of July 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          income from such securities will decrease.   in the Lipper Intermediate Investment
                                                                                          Grade Debt Funds category. These funds
o Class B shares are not available as an     o Interest rate risk refers to the risk      invest at least 65% of assets in
investment for retirement plans maintained   that bond prices generally fall as           investment-grade debt issues (rated in the
pursuant to Section 401 of the Internal      interest rates rise; conversely, bond        top four grades) with dollar-weighted
Revenue Code, including 401(k) plans,        prices generally rise as interest rates      average maturities of five to ten years.
money purchase pension plans and profit      fall.
sharing plans. Plans that had existing                                                    o The Fund is not managed to track the
accounts invested in Class B shares prior    o The Fund may use enhanced investment       performance of any particular index,
to September 30, 2003, will continue to be   techniques such as leveraging and            including the indexes defined here, and
allowed to make additional purchases.        derivatives. Leveraging entails risks such   consequently, the performance of the Fund
                                             as magnifying changes in the value of the    may deviate significantly from the
o Class R shares are available only to       portfolio's securities. Derivatives are      performance of the index.
certain retirement plans. Please see the     subject to counter-party risk--the risk
prospectus for more information.             that the other party will not complete the   o A direct investment cannot be made in an
                                             transaction with the Fund.                   index. Unless otherwise indicated, index
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  results include reinvested dividends, and
                                             o There is no guarantee that the             they do not reflect sales charges.
o Credit risk is the risk of loss on an      investment techniques and risk analyses      Performance of an index of funds reflects
investment due to the deterioration of an    used by the Fund's portfolio managers will   fund expenses; performance of a market
issuer's financial health. Such a            produce the desired results.                 index does not.
deterioration of financial health may
result in a reduction of the credit rating   o The prices of securities held by the       OTHER INFORMATION
of the issuer's securities and may lead to   Fund may decline in response to market
the issuer's inability to honor its          risks.                                       o The returns shown in the management's
contractual obligations, including making                                                 discussion of Fund performance are based
timely payment of interest and principal.    o Reinvestment risk is the risk that a       on net asset values calculated for
                                             bond's cash flows will be reinvested at an   shareholder transactions. Generally
o Dollar-roll transactions involve the       interest rate below that on the original     accepted accounting principles require
risk that the market value of securities     bond.                                        adjustments to be made to the net assets
to be purchased by the Fund may decline                                                   of the Fund at period end for financial
below the price at which the Fund is         o The Fund may invest in obligations         reporting purposes, and as such, the net
obligated to repurchase the securities or    issued by agencies and instrumentalities     asset values for shareholder transactions
that the other party may default on its      of the U.S. government that may vary in      and the returns based on those net asset
obligation, such that the Fund is delayed    the level of support they receive from the   values may differ from the net asset
or prevented from completing the             U.S. government. The U.S. government may     values and returns reported in the
transaction.                                 choose not to provide financial support to   Financial Highlights.
                                             U.S. government-sponsored agencies or
o Foreign securities have additional         instrumentalities if it is not legally       o Industry classifications used in this
risks, including exchange rate changes,      obligated to do so. In this case, if the     report are generally according to the
political and economic upheaval, the         issuer defaulted, the underlying fund        Global Industry Classification Standard,
relative lack of information, relatively     holding securities of such issuer might      which was developed by and is the
low market liquidity, and the potential      not be able to recover its investment from   exclusive property and a service mark of
lack of strict financial and accounting      the U.S. government.                         Morgan Stanley Capital International Inc.
controls and standards.                                                                   and Standard & Poor's.
                                             ABOUT INDEXES USED IN THIS REPORT
o High-coupon, U.S. government agency                                                     o The Chartered Financial
mortgage-backed securities provide a         o The LEHMAN BROTHERS U.S. AGGREGATE BOND    Analyst--REGISTERED TRADEMARK--
higher coupon than current prevailing        INDEX covers U.S. investment-grade           (CFA--REGISTERED TRADEMARK--) designation
market interest rates, and the Fund may      fixed-rate bonds with components for         is a globally recognized standard for
purchase such securities at a premium. If    government and corporate securities,         measuring the competence and integrity of
these securities experience a faster         mortgage pass-throughs, and asset-backed     investment professionals.
principal prepayment rate than expected,     securities.
both the market value and
                                             o The LIPPER INTERMEDIATE INVESTMENT GRADE
                                             DEBT FUNDS INDEX is an equally weighted
                                             representation of the largest funds

=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class A Shares                       TBRAX
=======================================================================================   Class B Shares                       TBRDX
                                                                                          Class C Shares                       TBRCX
                                                                                          Class R Shares                       TBRRX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM


AIM Total Return Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2007


                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
BONDS & NOTES-78.52%

AEROSPACE & DEFENSE-1.28%

Goodrich Corp., Sr. Unsec. Unsub. Notes,
  6.45%, 04/15/08(a)                           $ 1,110,000    $   1,117,526
---------------------------------------------------------------------------
Precision Castparts Corp., Unsec. Notes,
  6.75%, 12/15/07(a)                             2,370,000        2,380,380
---------------------------------------------------------------------------
Raytheon Co., Sr. Notes, 6.75%, 08/15/07(a)        435,000          435,152
---------------------------------------------------------------------------
Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec.
  Pass Through Ctfs., (INS-MBIA Insurance
  Corp.) 6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $1,204,053)(a)(b)(c)                           1,108,843        1,166,520
===========================================================================
                                                                  5,099,578
===========================================================================

AGRICULTURAL PRODUCTS-0.53%

Corn Products International Inc., Sr. Unsec.
  Notes, 8.45%, 08/15/09(a)                      2,000,000        2,111,720
===========================================================================

ALUMINUM-0.25%

Cordant Technologies Holding Co., Sr. Unsec.
  Notes, 6.63%, 03/01/08(a)                      1,000,000        1,005,330
===========================================================================

APPAREL RETAIL-0.21%

Gap Inc. (The), Unsec. Notes, 6.90%,
  09/15/07(a)                                      850,000          848,300
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.40%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $238,542)(a)(c)                   200,000          208,568
---------------------------------------------------------------------------
Bank of New York Mellon Corp. (The), Sr.
  Unsec. Sub. Notes, 4.25%, 09/04/12(a)            355,000          355,064
---------------------------------------------------------------------------
BNY Capital I-Series B, Trust Pfd. Gtd.
  Capital Securities, 7.97%, 12/31/26(a)         1,000,000        1,043,950
===========================================================================
                                                                  1,607,582
===========================================================================

AUTOMOBILE MANUFACTURERS-1.53%

Daimler Finance North America LLC, Unsec.
  Gtd. Unsub. Global Notes, 4.05%,
  06/04/08(a)                                    1,370,000        1,352,053
---------------------------------------------------------------------------
  -Series D, Gtd. Floating Rate Medium Term
  Notes, 5.84%, 09/10/07(a)(d)                   1,220,000        1,220,395
---------------------------------------------------------------------------
  -Series E, Unsec. Gtd. Unsub. Floating Rate
  Medium Term Notes, 5.89%, 10/31/08(a)(d)       3,549,000        3,557,164
===========================================================================
                                                                  6,129,612
===========================================================================

AUTOMOTIVE RETAIL-0.38%

AutoZone Inc., Unsec. Notes, 6.50%,
  07/15/08(a)                                    1,530,000        1,541,659
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


BIOTECHNOLOGY-0.41%

Amgen Inc., Sr. Unsec. Notes,
  5.85%, 06/01/17 (Acquired 05/24/07; Cost
  $838,681)(a)(c)                              $   840,000    $     827,728
---------------------------------------------------------------------------
  6.38%, 06/01/37 (Acquired 05/24/07; Cost
  $839,101)(a)(c)                                  840,000          826,308
===========================================================================
                                                                  1,654,036
===========================================================================

BROADCASTING & CABLE TV-4.08%

Clear Channel Communications Inc., Sr. Unsec.
  Sub. Global Notes, 4.63%, 01/15/08(a)          3,100,000        3,060,661
---------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(a)                                    2,568,000        3,279,670
---------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(a)                            1,650,000        1,965,233
---------------------------------------------------------------------------
Cox Communications Inc., Unsec. Notes, 3.88%,
  10/01/08(a)                                      200,000          196,460
---------------------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  4.38%, 05/01/08 (Acquired
  04/25/07-05/17/07; Cost $1,938,311)(a)(c)      1,960,000        1,944,261
---------------------------------------------------------------------------
  7.88%, 09/15/10 (Acquired 05/02/07; Cost
  $518,317)(a)(c)                                  483,000          513,719
---------------------------------------------------------------------------
Hearst-Argyle Television Inc., Sr. Unsec.
  Unsub. Notes, 7.00%, 11/15/07(a)                 980,000          983,195
---------------------------------------------------------------------------
Jones Intercable Inc., Sr. Unsec. Gtd. Notes,
  7.63%, 04/15/08(a)                               500,000          509,675
---------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Notes, 10.15%, 05/01/12(a)              3,250,000        3,842,767
===========================================================================
                                                                 16,295,641
===========================================================================

BUILDING PRODUCTS-1.25%

American Standard Inc., Sr. Unsec. Gtd.
  Notes, 7.38%, 02/01/08(a)                      4,175,000        4,207,565
---------------------------------------------------------------------------
Masco Corp., Unsec. Notes, 4.63%, 08/15/07(a)      780,000          779,672
===========================================================================
                                                                  4,987,237
===========================================================================

CASINOS & GAMING-0.17%

New York Telephone Co., Unsec. Deb.,
  (INS-MBIA Insurance Corp.) 7.00%,
  12/01/33(a)                                      670,000          669,410
===========================================================================

CONSUMER FINANCE-1.98%

Capital One Capital III, Jr. Gtd. Sub. Notes,
  7.69%, 08/15/36(a)                               660,000          637,223
---------------------------------------------------------------------------
Ford Motor Credit Co. LLC, Sr. Unsec. Notes,
  4.95%, 01/15/08(a)                             2,440,000        2,408,012
---------------------------------------------------------------------------
MBNA Capital-Series A, Gtd. Trust Pfd.
  Capital Securities, 8.28%, 12/01/26(a)           170,000          177,599
---------------------------------------------------------------------------

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

SLM Corp.,
  Unsec. Floating Rate Medium Term Notes,
  5.33%, 04/14/08(d)                           $ 3,100,000    $   3,065,125
---------------------------------------------------------------------------
  -Series A, Medium Term Notes, 3.95%,
  08/15/08(a)                                    1,655,000        1,615,280
===========================================================================
                                                                  7,903,239
===========================================================================

DIVERSIFIED BANKS-11.32%

ANZ Capital Trust I, Sub. First Tier Bonds,
  4.48% (Acquired 06/21/07; Cost
  $2,647,610)(a)(c)(e)                           2,725,000        2,660,935
---------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $939,015)(a)(c)                             750,000          904,620
---------------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
  Unsec. Trust Pfd. Bonds, 8.07%, 12/31/26
  (Acquired 09/26/06-01/29/07; Cost
  $1,857,753)(a)(c)                              1,780,000        1,859,121
---------------------------------------------------------------------------
BankAmerica Institutional Capital-Series B,
  Gtd. Trust Pfd. Capital Securities, 7.70%,
  12/31/26 (Acquired 12/12/06-07/11/07; Cost
  $6,784,704)(a)(c)(f)                           6,530,000        6,801,779
---------------------------------------------------------------------------
BBVA International Preferred S.A. Unipersonal
  (Spain), Unsec. Gtd. Unsub. Notes, 5.92%
  (Acquired 03/22/07; Cost $570,000)(a)(c)(e)      570,000          543,085
---------------------------------------------------------------------------
Calyon (France), Gtd. Floating Rate Medium
  Term Notes, 4.93%, 02/11/08 (Acquired
  04/02/07; Cost $2,342,678)(a)(c)(d)            2,350,000        2,320,319
---------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.85%, 06/01/27
  (Acquired 05/22/03; Cost $379,629)(a)(c)         300,000          314,622
---------------------------------------------------------------------------
Comerica Inc., Unsec. Sub. Notes, 7.25%,
  08/01/07(a)                                      100,000           99,985
---------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.23%, 02/01/27(a)           195,000          203,886
---------------------------------------------------------------------------
First Union Capital I-Series A, Gtd. Trust
  Pfd. Capital Securities, 7.94%, 01/15/27(a)   14,440,000       15,069,151
---------------------------------------------------------------------------
First Union Institutional Capital I, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 8.04%, 12/01/26(a)                 1,200,000        1,252,812
---------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)- Series
  1, Unsec. Sub. Floating Rate Euro Notes,
  5.69%(a)(d)(e)                                   300,000          264,601
---------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(a)(e)                                    1,335,000        1,393,654
---------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.56%, 08/29/87(a)(d)             70,000           57,170
---------------------------------------------------------------------------
National Westminster Bank PLC, Sub. Yankee
  Notes, 7.75%(a)(e)                               650,000          654,426
---------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.63%(a)(d)(e)                  100,000           86,356
---------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(a)                               205,000          249,715
---------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

North Fork Bancorp., Inc., Unsec. Sub. Notes,
  5.00%, 08/15/12(a)                           $ 4,160,000    $   4,168,653
---------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro Notes,
  6.50%, 08/11/08(a)                               830,000          833,765
---------------------------------------------------------------------------
RBS Capital Trust III, Jr. Gtd. Sub. Trust
  Pfd. Global Notes, 5.51%(a)(e)                   330,000          312,995
---------------------------------------------------------------------------
Republic New York Corp., Gtd. Trust Pfd.
  Capital Securities, 7.53%, 12/04/26(a)         1,650,000        1,717,617
---------------------------------------------------------------------------
Skandinaviska Enskilda Banken A.B. (Sweden),
  Unsec. Sub. Notes, 7.50% (Acquired
  02/02/07; Cost $622,302)(a)(c)(e)                600,000          620,584
---------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(a)(e)            1,700,000        1,748,113
---------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.11%, 09/21/07 (Acquired 12/14/05;
  Cost $1,090,000)(a)(c)(d)                      1,090,000        1,090,460
===========================================================================
                                                                 45,228,424
===========================================================================

DIVERSIFIED CHEMICALS-0.48%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  08/01/06-01/16/07; Cost $1,001,894)(a)(c)        995,000        1,000,383
---------------------------------------------------------------------------
Union Carbide Corp., Sr. Unsec. Notes, 6.70%,
  04/01/09(a)                                      910,000          915,005
===========================================================================
                                                                  1,915,388
===========================================================================

DIVERSIFIED METALS & MINING-0.15%

Reynolds Metals Co., Medium Term Notes,
  7.00%, 05/15/09(a)                               606,000          616,278
===========================================================================

DIVERSIFIED REIT'S-0.36%

Liberty Property L.P., Sr. Unsec. Notes,
  7.25%, 08/15/07(a)                             1,424,000        1,424,726
===========================================================================

DRUG RETAIL-0.10%

CVS Caremark Corp., Sr. Unsec. Global Notes,
  3.88%, 11/01/07(a)                               400,000          398,376
===========================================================================

ELECTRIC UTILITIES-1.59%

CE Electric U.K. Funding Co. (United
  Kingdom), Sr. Notes, 7.00%, 12/30/07
  (Acquired 05/02/07-05/08/07; Cost
  $806,445)(a)(c)                                  800,000          800,600
---------------------------------------------------------------------------
Entergy Gulf States Inc.,
  Sec. First Mortgage Bonds, 3.60%,
  06/01/08(a)                                      345,000          339,825
---------------------------------------------------------------------------
  Sec. Floating Rate First Mortgage Bonds,
  6.09%, 12/08/08 (Acquired 04/04/07; Cost
  $1,341,849)(a)(c)(d)                           1,340,000        1,340,590
---------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series G, Sr.
  Unsec. Notes, 7.75%, 10/01/08(a)                 620,000          635,060
---------------------------------------------------------------------------
PECO Energy Co., Sec. First Mortgage Bonds,
  5.95%, 11/01/11(a)                               500,000          513,320
---------------------------------------------------------------------------
TE Products Pipeline Co., Sr. Unsec. Notes,
  6.45%, 01/15/08(a)                               300,000          301,089
---------------------------------------------------------------------------

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Texas-New Mexico Power Co., Sr. Unsec. Global
  Notes, 6.13%, 06/01/08(a)                    $ 1,445,000    $   1,452,283
---------------------------------------------------------------------------
Yorkshire Power Finance (United Kingdom)-
  Series B, Sr. Unsec. Gtd. Sub. Global
  Notes, 6.50%, 02/25/08(a)                        960,000          966,346
===========================================================================
                                                                  6,349,113
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.34%

Thomas & Betts Corp., Medium Term Notes,
  6.63%, 05/07/08(a)                             1,350,000        1,347,125
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.16%

Waste Management Inc.,
  Sr. Unsec. Unsub. Notes, 6.50%, 11/15/08(a)      945,000          957,748
---------------------------------------------------------------------------
  Unsec. Deb., 8.75%, 05/01/18(a)                3,590,000        3,678,888
===========================================================================
                                                                  4,636,636
===========================================================================

FOOD RETAIL-0.70%

Kroger Co. (The), Sr. Unsec. Notes, 6.38%,
  03/01/08(a)                                      750,000          754,642
---------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Floating Rate Notes,
  5.71%, 03/27/09(a)(d)                          2,040,000        2,042,840
===========================================================================
                                                                  2,797,482
===========================================================================

GAS UTILITIES-1.03%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08(a)                       2,180,000        2,190,900
---------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Global Notes, 5.35%, 08/15/07(a)          250,000          249,980
---------------------------------------------------------------------------
National Fuel Gas Co.-Series D, Medium Term
  Notes, 6.30%, 05/27/08(a)                         50,000           50,376
---------------------------------------------------------------------------
Panhandle Eastern Pipeline, Sr. Unsec. Global
  Notes, 4.80%, 08/15/08(a)                      1,640,000        1,632,259
===========================================================================
                                                                  4,123,515
===========================================================================

GENERAL MERCHANDISE STORES-0.20%

Target Corp., Sr. Unsec. Notes, 5.38%,
  05/01/17(a)                                      855,000          813,661
===========================================================================

GOLD-0.14%

Newmont Gold Co.-Series A1, Pass Through
  Ctfs., 8.91%, 01/05/09(a)                        564,726          577,692
===========================================================================

HOMEBUILDING-1.32%

Centex Corp.-Series E, Sr. Floating Rate
  Medium Term Notes, 5.61%, 08/01/07(a)(d)         220,000          220,002
---------------------------------------------------------------------------
D.R. Horton Inc., Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07(a)                               775,000          776,744
---------------------------------------------------------------------------
  5.00%, 01/15/09(a)                               960,000          933,379
---------------------------------------------------------------------------
Ryland Group Inc., Sr. Unsec. Notes, 5.38%,
  06/01/08(a)                                    3,340,000        3,336,125
===========================================================================
                                                                  5,266,250
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


HOTELS, RESORTS & CRUISE LINES-0.01%

Carnival Corp., Sr. Unsec. Gtd. Global Notes,
  3.75%, 11/15/07(a)                           $    58,000    $      57,715
===========================================================================

HOUSEWARES & SPECIALTIES-0.13%

Newell Rubbermaid Inc.-Series A, Unsec.
  Unsub. Putable Medium Term Notes, 6.35%,
  07/15/08(a)                                      500,000          502,815
===========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.87%

TXU Energy Co. LLC, Sr. Unsec. Floating Rate
  Notes, 5.85%, 09/16/08 (Acquired 03/13/07;
  Cost $3,460,000)(a)(c)(d)                      3,460,000        3,461,547
===========================================================================

INDUSTRIAL CONGLOMERATES-0.07%

Hutchison Whampoa Finance CI Ltd. (Cayman
  Islands)-Series A, Sr. Unsec. Gtd. Sub.
  Notes, 6.95%, 08/01/07 (Acquired 01/09/07;
  Cost $302,139)(a)(c)                             300,000          299,949
===========================================================================

INDUSTRIAL MACHINERY-0.84%

IDEX Corp., Sr. Unsec. Notes, 6.88%,
  02/15/08(a)                                    2,858,000        2,878,320
---------------------------------------------------------------------------
ITT Corp., Deb., 8.55%, 06/15/09(a)                450,000          471,204
===========================================================================
                                                                  3,349,524
===========================================================================

INDUSTRIAL REIT'S-0.06%

ProLogis, Sr. Unsec. Notes, 7.10%,
  04/15/08(a)                                      240,000          242,599
===========================================================================

INSURANCE BROKERS-0.89%

Marsh & McLennan Cos. Inc., Unsec. Global
  Bonds, 3.63%, 02/15/08(a)                      3,595,000        3,558,762
===========================================================================

INTEGRATED OIL & GAS-1.07%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(a)                                      959,000          989,937
---------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Unsec. Sub. Yankee
  Bonds, 8.90%, 08/15/28(a)                      3,025,000        3,178,368
---------------------------------------------------------------------------
Occidental Petroleum Corp., Notes, 4.00%,
  11/30/07(a)                                      120,000          119,442
===========================================================================
                                                                  4,287,747
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.33%

Central Telephone Co.-Series 2, Sec. First
  Mortgage Medium Term Notes, 7.04%,
  09/21/07(a)                                    1,985,000        1,988,930
---------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Gtd. Floating Rate Global
  Notes, 5.54%, 03/23/09(a)(d)                     185,000          185,289
---------------------------------------------------------------------------
Pacific Telecom Inc.-Series C, Medium Term
  Notes, 7.14%, 11/04/08(a)                      1,285,000        1,312,126
---------------------------------------------------------------------------
Southwestern Bell Telephone L.P.,
  Unsec. Unsub. Notes, 6.38%, 11/15/07(a)          102,000          102,238
---------------------------------------------------------------------------
  Unsub. Deb., 7.20%, 10/15/26(a)                1,493,000        1,543,702
---------------------------------------------------------------------------
Telecom Italia Capital S.A. (Italy), Unsec.
  Gtd. Unsub. Global Notes, 4.00%,
  11/15/08(a)                                    5,418,000        5,308,177
---------------------------------------------------------------------------

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon Communications Inc., Sr. Unsec.
  Notes, 6.25%, 04/01/37(a)                    $   790,000    $     761,291
---------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(a)                       2,216,000        2,102,785
===========================================================================
                                                                 13,304,538
===========================================================================

INTERNET RETAIL-0.20%

Expedia, Inc., Sr. Unsec. Gtd. Putable Global
  Notes, 7.46%, 08/15/13(a)                        790,000          787,907
===========================================================================

INVESTMENT BANKING & BROKERAGE-2.18%

Bear Stearns Cos. Inc., (The), Floating Rate
  Notes, 5.76%, 07/19/10(a)(d)                   2,290,000        2,286,405
---------------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Deb., 5.88%, 06/08/14(a)            2,710,000        2,607,210
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.45%, 06/08/27(a)             840,000          802,897
---------------------------------------------------------------------------
  -Series B, Sr. Unsec. Notes, 7.50%,
  08/15/07(a)                                    1,105,000        1,105,563
---------------------------------------------------------------------------
Lazard Group LLC, Sr. Unsec. Notes, 6.85%,
  06/15/17 (Acquired 06/18/07; Cost
  $872,393)(a)(c)                                  875,000          865,874
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series H, Sr.
  Floating Rate Medium Term Notes, 4.68%,
  09/07/07(a)(d)                                   140,000          139,986
---------------------------------------------------------------------------
SB Treasury Co. LLC, Jr. Sub. Trust Pfd.
  Capital Securities, 9.40% (Acquired
  06/29/07; Cost $921,773)(a)(c)(e)                890,000          921,008
===========================================================================
                                                                  8,728,943
===========================================================================

LEISURE FACILITIES-0.49%

International Speedway Corp., Unsec. Global
  Notes, 4.20%, 04/15/09(a)                      2,000,000        1,956,700
===========================================================================

LEISURE PRODUCTS-0.13%

Hasbro Inc., Sr. Unsec. Notes, 6.15%,
  07/15/08(a)                                      520,000          517,592
===========================================================================

LIFE & HEALTH INSURANCE-0.70%

Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-02/17/06; Cost
  $2,964,709)(a)(b)(c)                           2,510,000        2,783,038
===========================================================================

MANAGED HEALTH CARE-0.14%

Wellpoint Inc., Unsec. Unsub. Notes, 3.50%,
  09/01/07(a)                                      550,000          548,999
===========================================================================

MOVIES & ENTERTAINMENT-0.62%

Historic TW Inc.,
  Notes, 8.18%, 08/15/07(a)                      2,065,000        2,066,611
---------------------------------------------------------------------------
  Sr. Unsec. Deb., 7.48%, 01/15/08(a)              398,000          401,343
===========================================================================
                                                                  2,467,954
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


MULTI-UTILITIES-1.86%

Consumers Energy Co.-Series A, Sr. Sec.
  Global Notes, 6.38%, 02/01/08(a)             $   955,000    $     959,479
---------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec. Gtd.
  Trust Pfd. Capital Securities, 7.83%,
  12/01/27(a)                                    1,930,000        2,012,179
---------------------------------------------------------------------------
Dominion Resources, Inc.,
  -Series A, Sr. Unsec. Unsub. Notes, 5.69%,
  05/15/08(a)                                      320,000          320,819
---------------------------------------------------------------------------
  -Series D, Sr. Floating Rate Notes, 5.66%,
  09/28/07(a)(d)                                   300,000          299,979
---------------------------------------------------------------------------
New York State Electric & Gas Corp., Notes,
  4.38%, 11/15/07(a)                                15,000           14,940
---------------------------------------------------------------------------
PSEG Funding Trust I, Notes, 5.38%,
  11/16/07(a)                                      915,000          914,231
---------------------------------------------------------------------------
Puget Sound Energy Inc., Sr. Sec. Notes,
  3.36%, 06/01/08(a)                                25,000           24,500
---------------------------------------------------------------------------
Tampa Electric Co., Unsec. Unsub. Notes,
  5.38%, 08/15/07(a)                             2,350,000        2,349,882
---------------------------------------------------------------------------
Virginia Electric and Power Co.-Series F,
  Medium Term Notes, 5.73%, 11/25/08(a)            427,000          430,292
---------------------------------------------------------------------------
Wisconsin Electric Power Co., Unsec. Unsub.
  Deb., 3.50%, 12/01/07(a)                         105,000          104,382
===========================================================================
                                                                  7,430,683
===========================================================================

OIL & GAS DRILLING-0.22%

Transocean Inc. (Cayman Islands), Unsec.
  Floating Rate Yankee Notes, 5.56%,
  09/05/08(a)(d)                                   865,000          865,398
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.78%

Anadarko Petroleum Corp., Sr. Unsec. Notes,
  3.25%, 05/01/08(a)                               330,000          324,334
---------------------------------------------------------------------------
Ocean Energy Inc., Sr. Unsec. Gtd. Notes,
  4.38%, 10/01/07(a)                               948,000          945,829
---------------------------------------------------------------------------
Pemex Project Funding Master Trust,
  Sr. Unsec. Gtd. Global Notes, 6.13%,
  08/15/08(a)                                      550,000          551,788
---------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes,
  8.50%, 02/15/08(a)                               170,000          170,700
---------------------------------------------------------------------------
  8.63%, 02/01/22(a)                               940,000        1,119,728
===========================================================================
                                                                  3,112,379
===========================================================================

OIL & GAS REFINING & MARKETING-0.56%

Premcor Refining Group Inc., (The), Sr.
  Unsec. Global Notes, 9.50%, 02/01/13(a)        2,090,000        2,223,175
===========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.49%

Enterprise Products Operating L.P.-Series B,
  Sr. Unsec. Gtd. Unsub. Global Notes, 4.00%,
  10/15/07(a)                                    1,973,000        1,965,996
===========================================================================

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-11.20%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities,
  8.00%, 12/15/26(a)                           $   819,000    $     854,807
---------------------------------------------------------------------------
BankAmerica Capital III, Gtd. Floating Rate
  Trust Pfd. Capital Securities, 5.93%,
  01/15/27(a)(d)                                 1,450,000        1,412,981
---------------------------------------------------------------------------
Capmark Financial Group Inc., Sr. Unsec. Gtd.
  Floating Rate Notes, 6.03%, 05/10/10
  (Acquired 05/03/07; Cost
  $2,760,000)(a)(c)(d)                           2,760,000        2,733,587
---------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series L, Medium
  Term Global Notes, 3.25%, 05/21/08(a)          1,810,000        1,776,750
---------------------------------------------------------------------------
General Electric Capital Corp.,
  Unsec. Floating Rate Putable Deb., 5.07%,
  09/01/10(a)(d)                                 1,115,000        1,098,264
---------------------------------------------------------------------------
  -Series A, Floating Rate Medium Term Global
  Notes, 4.80%, 05/30/08(a)(d)                     438,000          433,129
---------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes,
  4.69%, 11/14/08 (Acquired
  08/11/06-06/21/07; Cost $6,287,395)(a)(c)      6,390,000        6,321,180
---------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-12/19/06;
  Cost $3,896,520)(a)(c)(e)                      3,525,000        3,670,371
---------------------------------------------------------------------------
NB Capital Trust II, Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%, 12/15/26(a)         2,869,000        2,992,539
---------------------------------------------------------------------------
NB Capital Trust IV, Jr. Gtd. Sub. Trust Pfd.
  Capital Securities, 8.25%, 04/15/27(a)         5,210,000        5,432,259
---------------------------------------------------------------------------
North Fork Capital Trust II, Gtd. Pass
  Through Ctfs. Trust Pfd. Capital
  Securities, 8.00%, 12/15/27(a)                   880,000          919,688
---------------------------------------------------------------------------
Old Mutual Capital Funding L.P. (United
  Kingdom), Gtd. Euro Bonds, 8.00%(a)(e)         1,750,000        1,785,000
---------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series 1999-2,
  Class A1, Global Bonds, 9.69%,
  08/15/09(a)(b)                                 2,336,850        2,435,044
---------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 01/10/03-02/02/06; Cost
  $1,645,840)(a)(c)                              1,433,333        1,583,819
---------------------------------------------------------------------------
  Class A-1a, Sr. Floating Rate Notes, 5.69%,
  01/25/36 (Acquired 03/21/05; Cost
  $430,596)(a)(c)(d)(f)                            430,596          428,490
---------------------------------------------------------------------------
Residential Capital LLC, Sr. Unsec Gtd.
  Floating Rate Notes, 5.86%, 06/09/08(a)(d)     5,690,000        5,528,566
---------------------------------------------------------------------------
Suncorp-Metway Ltd. (Australia), Notes,
  3.50%, 06/15/13 (Acquired 03/13/07; Cost
  $1,760,814)(a)(c)                              1,800,000        1,778,400
---------------------------------------------------------------------------
Textron Financial Corp.-Series E, Floating
  Rate Medium Term Notes, 6.82%,
  12/01/07(a)(d)                                   650,000          652,418
---------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.32% (Acquired
  12/07/04-10/03/06; Cost
  $1,104,600)(a)(c)(d)(e)                        1,110,000        1,113,528
---------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 6.30%
  (Acquired 11/10/06; Cost
  $971,145)(a)(c)(d)(e)                        $   970,000    $     955,634
---------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(a)(e)              400,000          415,592
---------------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
  07/15/17 (Acquired 02/07/06; Cost
  $441,885)(a)(c)                                  441,885          433,383
===========================================================================
                                                                 44,755,429
===========================================================================

PACKAGED FOODS & MEATS-1.59%

Cadbury Schweppes U.S. Finance LLC, Sr.
  Unsec. Gtd. Notes, 3.88%, 10/01/08
  (Acquired 06/20/07; Cost $293,604)(a)(c)(f)      300,000          295,446
---------------------------------------------------------------------------
Heinz (H.J.) Co., Notes, 6.43%, 12/01/08
  (Acquired 05/30/07; Cost $5,381,233)(a)(c)     5,320,000        5,401,343
---------------------------------------------------------------------------
Sara Lee Corp.-Series C, Medium Term Notes,
  6.00%, 01/15/08(a)                               645,000          646,380
===========================================================================
                                                                  6,343,169
===========================================================================

PAPER PACKAGING-1.88%

Packaging Corp. of America, Unsec. Unsub.
  Global Notes, 4.38%, 08/01/08(a)               3,540,000        3,498,830
---------------------------------------------------------------------------
Sealed Air Corp., Sr. Notes, 5.38%, 04/15/08
  (Acquired 05/18/07; Cost $3,991,840)(a)(c)     4,000,000        4,000,240
===========================================================================
                                                                  7,499,070
===========================================================================

PAPER PRODUCTS-0.42%

Union Camp Corp., Notes, 6.50%, 11/15/07(a)      1,660,000        1,663,121
===========================================================================

PROPERTY & CASUALTY INSURANCE-5.33%

Allstate Corp. (The), Jr. Sub. Global Deb.,
  6.13%, 05/15/37(a)                               400,000          375,724
---------------------------------------------------------------------------
  6.50%, 05/15/57(a)                               270,000          246,459
---------------------------------------------------------------------------
Chubb Corp., Sr. Unsec. Notes, 5.47%,
  08/16/08(a)                                      880,000          882,543
---------------------------------------------------------------------------
CNA Financial Corp., Sr. Unsec. Notes, 6.45%,
  01/15/08(a)                                    3,955,000        3,967,775
---------------------------------------------------------------------------
  6.60%, 12/15/08(a)                             4,242,000        4,304,570
---------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Capital Securities, 8.50%, 04/15/12(a)    3,265,000        3,598,552
---------------------------------------------------------------------------
North Front Pass-Through Trust, Pass Through
  Ctfs., 5.81%, 12/15/24 (Acquired 12/08/04;
  Cost $900,000)(a)(c)                             900,000          857,610
---------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-01/05/07; Cost $2,279,875)(a)(c)      2,197,000        2,162,331
---------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (Acquired
  06/15/06-07/26/07; Cost
  $4,289,246)(a)(c)(e)                           4,285,000        4,469,298
---------------------------------------------------------------------------

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-(CONTINUED)

QBE Capital Funding II L.P. (Australia), Gtd.
  Sub. Bonds, 6.80% (Acquired 04/25/07; Cost
  $250,000)(a)(c)(e)                           $   250,000    $     247,595
---------------------------------------------------------------------------
Travelers Cos. Inc. (The)-Series C, Medium
  Term Notes, 6.38%, 12/15/08(a)                   200,000          202,562
===========================================================================
                                                                 21,315,019
===========================================================================

RAILROADS-0.14%

Union Pacific Corp., Sr. Unsec. Notes, 5.75%,
  10/15/07(a)                                      575,000          574,833
===========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.04%

Chelsea GCA Realty Partnership L.P., Unsec.
  Unsub. Notes, 7.25%, 10/21/07(a)                 150,000          150,495
===========================================================================

REGIONAL BANKS-2.66%

Cullen Frost Capital Trust I, Jr. Unsec. Gtd.
  Sub. Floating Rate Notes, 6.91%,
  03/01/34(a)(d)                                   925,000          945,332
---------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(a)                               890,000          886,378
---------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Capital Securities, 5.93%,
  06/01/28(a)(d)                                   125,000          120,830
---------------------------------------------------------------------------
Popular North America Inc.,
  -Series F, Floating Rate Medium Term Notes,
  5.69%, 12/12/07(a)(d)                            725,000          725,665
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Medium Term Notes, 5.65%,
  04/15/09(a)                                      735,000          738,131
---------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub. Notes,
  6.05%, 06/01/17(a)                             1,510,000        1,504,473
---------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(a)                                      125,000          121,461
---------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes, 6.11%
  (Acquired 03/15/07; Cost
  $1,000,000)(a)(c)(e)(f)                        1,000,000        1,004,370
---------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(a)                             4,286,000        4,591,849
===========================================================================
                                                                 10,638,489
===========================================================================

REINSURANCE-0.57%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-07/19/07; Cost $2,276,120)(a)(c)      2,400,000        2,261,496
===========================================================================

RESIDENTIAL REIT'S-0.19%

AvalonBay Communities Inc.,
  Sr. Unsec. Medium Term Notes, 8.25%,
  07/15/08(a)                                      360,000          369,191
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.88%, 12/15/07(a)             385,000          386,590
===========================================================================
                                                                    755,781
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


RETAIL REIT'S-0.41%

Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 6.63%, 01/15/08(a)        $   720,000    $     723,305
---------------------------------------------------------------------------
National Retail Properties Inc., Sr. Unsec.
  Notes, 7.13%, 03/15/08(a)                        900,000          908,721
===========================================================================
                                                                  1,632,026
===========================================================================

SPECIALIZED FINANCE-0.09%

CIT Group Inc.,
  Sr. Global Medium Term Notes, 3.65%,
  11/23/07(a)                                      100,000           99,458
---------------------------------------------------------------------------
  Sr. Unsec. Global Floating Rate Medium Term
  Notes, 5.43%, 02/21/08(a)(d)                     250,000          250,045
===========================================================================
                                                                    349,503
===========================================================================

SPECIALIZED REIT'S-1.48%

Health Care Property Investors Inc.,
  Sr. Sec. Floating Rate Medium Term Notes,
  5.80%, 09/15/08(a)(d)                          1,550,000        1,545,617
---------------------------------------------------------------------------
  Sr. Sec. Medium Term Notes, 6.30%,
  09/15/16(a)                                      870,000          860,099
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 5.63%, 05/01/17(a)             270,000          253,735
---------------------------------------------------------------------------
Health Care REIT Inc.,
  Sr. Unsec. Notes, 7.50%, 08/15/07(a)           1,300,000        1,300,767
---------------------------------------------------------------------------
  Sr. Notes, 5.88%, 05/15/15(a)                    905,000          888,692
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.63%, 03/15/08(a)           1,070,000        1,082,530
===========================================================================
                                                                  5,931,440
===========================================================================

SPECIALTY CHEMICALS-0.80%

ICI Wilmington Inc.,
  Global Gtd. Notes, 4.38%, 12/01/08(a)            382,000          377,618
---------------------------------------------------------------------------
  Gtd. Notes, 7.05%, 09/15/07(a)                 2,129,000        2,131,023
---------------------------------------------------------------------------
Valspar Corp., Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(a)                               350,000          351,309
---------------------------------------------------------------------------
  6.05%, 05/01/17(a)                               350,000          350,763
===========================================================================
                                                                  3,210,713
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.78%

Countrywide Financial Corp.,
  Gtd. Floating Rate Medium Term Notes,
  5.50%, 01/05/09(a)(d)                            450,000          449,896
---------------------------------------------------------------------------
  Gtd. Global Medium Term Notes, 5.80%,
  06/07/12(a)                                    1,160,000        1,123,297
---------------------------------------------------------------------------
Countrywide Home Loans Inc.-Series K, Global
  Medium Term Notes, 4.25%, 12/19/07(a)            515,000          512,446
---------------------------------------------------------------------------
PMI Capital I-Series A, Gtd. Trust Pfd.
  Capital Securities, 8.31%, 02/01/27(a)         1,000,000        1,044,680
===========================================================================
                                                                  3,130,319
===========================================================================

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS-0.23%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  6.88%, 12/15/07 (Acquired 05/08/07; Cost
  $452,889)(a)(c)                              $   450,000    $     451,125
---------------------------------------------------------------------------
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $506,456)(a)(c)          450,000          490,014
===========================================================================
                                                                    941,139
===========================================================================

TRUCKING-1.30%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                             3,425,000        3,532,922
---------------------------------------------------------------------------
Stagecoach Transport Holdings PLC (United
  Kingdom), Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09(a)                             1,570,000        1,662,112
===========================================================================
                                                                  5,195,034
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.41%

Alamosa Delaware Inc., Sr. Gtd. Global Notes,
  8.50%, 01/31/12(a)                             2,525,000        2,664,683
---------------------------------------------------------------------------
Nextel Communications, Inc.-Series D, Sr.
  Gtd. Notes, 7.38%, 08/01/15(a)                 3,260,000        3,191,475
---------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(a)    1,694,000        1,914,034
---------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Sec. Gtd.
  Second Priority Global Notes, 10.00%,
  06/15/12(a)                                      987,000        1,069,414
---------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom),
  Unsec. Global Bonds, 6.15%, 02/27/37(a)          330,000          304,920
---------------------------------------------------------------------------
  Unsec. Global Notes, 5.63%, 02/27/17(a)          500,000          479,230
===========================================================================
                                                                  9,623,756
===========================================================================
    Total Bonds & Notes (Cost $315,264,093)                     313,772,802
===========================================================================

U.S. MORTGAGE-BACKED SECURITIES-35.59%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-13.82%

Pass Through Ctfs.,
  7.50%, 04/01/17 to 03/01/32(a)                 2,538,310        2,686,292
---------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32(a)                   105,228          107,382
---------------------------------------------------------------------------
  6.00%, 08/01/14 to 02/01/34(a)                 2,618,617        2,620,918
---------------------------------------------------------------------------
  5.00%, 07/01/34(a)                             1,715,507        1,617,413
---------------------------------------------------------------------------
  6.50%, 10/01/17 to 08/01/34(a)                   496,134(g)       504,988
---------------------------------------------------------------------------
  7.00%, 06/01/16 to 10/01/34(a)                 4,283,982        4,468,505
---------------------------------------------------------------------------
  5.50%, 05/01/16 to 02/01/37(a)                    93,520           92,988
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 08/01/37(a)(h)                          8,670,000        8,132,191
---------------------------------------------------------------------------
  6.00%, 08/01/37(a)(h)                          4,441,000        4,405,612
---------------------------------------------------------------------------
  5.50%, 09/01/37(a)(h)                         12,187,000       11,769,979
---------------------------------------------------------------------------
  6.50%, 09/01/37(a)(h)                         18,599,000       18,811,149
===========================================================================
                                                                 55,217,417
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.49%

Pass Through Ctfs.,
  5.00%, 07/01/18(a)                           $   491,693(g) $     479,434
---------------------------------------------------------------------------
  5.00%, 03/01/18 to 02/01/19(a)                 1,081,886        1,053,125
---------------------------------------------------------------------------
  5.50%, 11/01/18 to 03/01/21(a)                   814,479          807,825
---------------------------------------------------------------------------
  8.00%, 08/01/21 to 08/01/31(a)                    26,239           27,542
---------------------------------------------------------------------------
  8.00%, 04/01/32(a)                                23,699(g)        24,981
---------------------------------------------------------------------------
  7.00%, 02/01/33(a)                               211,905(g)       218,871
---------------------------------------------------------------------------
  7.00%, 12/01/15 to 02/01/34(a)                 3,737,981        3,861,906
---------------------------------------------------------------------------
  7.50%, 11/01/15 to 08/01/36(a)                 3,421,955        3,588,196
---------------------------------------------------------------------------
  6.50%, 05/01/16 to 01/01/37(a)                 1,419,491        1,449,760
---------------------------------------------------------------------------
  6.00%, 05/01/09 to 03/01/37(a)                   390,189          386,857
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 08/01/16 to 08/01/37(a)(h)             37,265,000       37,234,330
---------------------------------------------------------------------------
  7.00%, 08/01/37(a)(h)                          2,349,000        2,413,597
---------------------------------------------------------------------------
  5.50%, 08/01/22 to 08/01/38(a)(h)             22,882,000       22,366,150
===========================================================================
                                                                 73,912,574
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-3.28%

Pass Through Ctfs.,
  8.50%, 02/15/25(a)                                30,427           32,889
---------------------------------------------------------------------------
  8.00%, 08/15/25(a)                                 5,773            6,121
---------------------------------------------------------------------------
  6.56%, 01/15/27(a)                               247,958          255,105
---------------------------------------------------------------------------
  7.50%, 06/15/23 to 05/15/32(a)                   138,140          144,644
---------------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33(a)                   518,437          519,238
---------------------------------------------------------------------------
  5.50%, 12/15/33 to 06/15/35(a)                 1,753,436        1,711,042
---------------------------------------------------------------------------
  5.00%, 07/15/35 to 08/15/35(a)                   527,723          503,368
---------------------------------------------------------------------------
  6.50%, 01/15/29 to 03/15/37(a)                 5,954,395        6,080,908
---------------------------------------------------------------------------
  7.00%, 04/15/28 to 06/15/37                    3,709,923        3,860,593
===========================================================================
                                                                 13,113,908
===========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $141,676,362)                                       142,243,899
===========================================================================

ASSET-BACKED SECURITIES-4.01%

ASSET-BACKED SECURITIES- CONSUMER
  RECEIVABLES-0.66%

Wirefree Partners III CDO-Series 2005-1A,
  Notes, 6.00%, 11/17/19 (Acquired 10/12/06;
  Cost $2,598,614)(a)(c)                         2,626,729        2,633,795
===========================================================================

AIM Total Return Bond Fund


                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-1.51%

Federal Home Loan Bank (FHLB)- Series
  TQ-2015, Class A, Pass Through Ctfs.,
  5.07%, 10/20/15(a)                           $   826,944    $     812,655
---------------------------------------------------------------------------
Option One Mortgage Securities Corp. NIM
  Trust-Series 2007-4A, Floating Rate Notes,
  5.42%, 04/25/12 (Acquired 5/11/07; Cost
  $1,345,337)(a)(c)(d)                           1,345,337        1,346,171
---------------------------------------------------------------------------
Structured Asset Securities Corp.-Series
  2007-OSI, Floating Rate Pass Through Ctfs.,
  5.41%, 06/25/37(a)(d)                          1,734,693        1,733,747
---------------------------------------------------------------------------
US Bank N.A., Sr. Medium Term Notes, 5.92%,
  05/25/12(a)                                    2,115,641        2,137,656
===========================================================================
                                                                  6,030,229
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.84%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  08/20/02-01/26/06; Cost $3,438,936)(a)(c)      2,810,000        3,161,047
---------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $1,452,072)(c)(f)(j)                      1,452,072        1,405,214
---------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17 (Acquired
  11/04/04-06/28/06; Cost
  $1,406,991)(c)(f)(j)                           1,425,422        1,399,971
---------------------------------------------------------------------------
Patrons' Legacy 2004-1-Series A, Ctfs.,
  6.67%, 03/04/19 (Acquired
  04/03/04-07/14/05; Cost
  $1,445,290)(c)(f)(j)                           1,416,511        1,407,892
===========================================================================
                                                                  7,374,124
===========================================================================
    Total Asset-Backed Securities (Cost
      $16,296,547)                                               16,038,148
===========================================================================

COMMERCIAL PAPER-2.82%

BROADCASTING & CABLE TV-1.07%

Cox Communications Inc., Floating Rate
  Commercial Paper, 5.61%, 08/15/07 (Acquired
  11/03/06; Cost $3,650,000)(a)(c)(d)            3,650,000        3,650,069
---------------------------------------------------------------------------
Cox Enterprises Inc., Floating Rate
  Commercial Paper, 5.57%, 08/15/07 (Acquired
  05/07/07; Cost $620,000)(c)(d)                   620,000          620,000
===========================================================================
                                                                  4,270,069
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.75%

Glencore Funding LLC Disc. Commercial Paper,
  5.61%, 08/10/07(i)                             6,000,000        5,991,585
---------------------------------------------------------------------------
  5.63%, 09/17/07(i)                             1,000,000          992,651
===========================================================================
                                                                  6,984,236
===========================================================================
    Total Commercial Paper (Cost $11,254,236)                    11,254,305
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------


                                                  SHARES          VALUE
---------------------------------------------------------------------------
PREFERRED STOCKS-2.66%

LIFE & HEALTH INSURANCE-0.15%

Aegon N.V.,(Netherlands) 6.38% Pfd.                 25,600    $     607,744
===========================================================================

OFFICE SERVICES & SUPPLIES-1.87%

Pitney Bowes International Holdings Inc.-
  Series D 4.85% Pfd.(a)                                77        7,465,771
===========================================================================

SPECIALIZED FINANCE-0.26%

Agfirst Farm Credit Bank-Class B 6.59% Pfd.
  (Acquired 06/05/07; Cost $1,000,000)(a)(c)     1,000,000        1,017,750
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.38%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                        63,000        1,518,300
===========================================================================
    Total Preferred Stocks (Cost $10,677,883)                    10,609,565
===========================================================================

                                                PRINCIPAL
                                                  AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-2.22%

FEDERAL HOME LOAN BANK (FHLB)-0.04%

Series 9s-2008, Unsec. Floating Rate Bonds,
  0.14%, 07/17/08(a)                           $   150,000          142,853
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.27%

Unsec. Floating Rate Global Notes, 3.71%,
  02/17/09(a)(d)                                   250,000          242,302
---------------------------------------------------------------------------
Unsec. Notes, 6.25%, 03/29/22(a)                 4,895,000        4,840,225
===========================================================================
                                                                  5,082,527
===========================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.78%

Medium Term Notes, 5.05%, 11/14/14(a)            1,220,000        1,018,663
---------------------------------------------------------------------------
Unsec. Unsub. Floating Rate Medium Term
  Notes, 5.57%, 12/15/08(a)(d)                   1,110,000        1,091,097
---------------------------------------------------------------------------
-Series A, Medium Term Notes, 3.63%,
  03/17/08(a)                                    1,010,000          995,628
===========================================================================
                                                                  3,105,388
===========================================================================

TENNESSEE VALLEY AUTHORITY-0.13%

Unsec. Bonds, 7.14%, 05/23/12(a)                   500,000          541,880
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $8,994,228)                                           8,872,648
===========================================================================

MUNICIPAL OBLIGATIONS-0.35%

Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(a)(b)                                   390,000          368,761
---------------------------------------------------------------------------

AIM Total Return Bond Fund

                                                PRINCIPAL
                                                  AMOUNT          VALUE
---------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-(CONTINUED)

Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Series 2005 A,
  Taxable RB,
  5.22%, 07/15/20(a)                           $   325,000    $     315,175
---------------------------------------------------------------------------
  5.28%, 01/15/22(a)                               275,000          265,823
---------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.) 6.10%, 05/01/24(a)(b)           450,000          460,044
===========================================================================
    Total Municipal Obligations (Cost
      $1,450,120)                                                 1,409,803
===========================================================================

---------------------------------------------------------------------------
                                                PRINCIPAL
                                                  AMOUNT          VALUE

                                                  SHARES          VALUE
---------------------------------------------------------------------------
MONEY MARKET FUNDS-0.88%

Liquid Assets Portfolio-Institutional
  Class(k)                                       1,761,981        1,761,981
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(k)         1,761,981        1,761,981
===========================================================================
    Total Money Market Funds (Cost
      $3,523,962)                                                 3,523,962
===========================================================================
TOTAL INVESTMENTS-127.05% (Cost $509,137,431)                   507,725,132
===========================================================================
OTHER ASSETS LESS LIABILITIES-(27.05)%                         (108,091,882)
===========================================================================
NET ASSETS-100.00%                                            $ 399,633,250
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

CDO     - Collateralized Mortgage Obligations
Ctfs.   - Certificates
Deb.    - Debenture
Disc.   - Discounted
GNMA    - Government National Mortgage Association
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Based Certificates
NIM     - Net Interest Margin
Pfd.    - Preferred
RB      - Revenue Bonds
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at July 31, 2007 was $487,212,249, which represented 121.91% of the Fund's Net Assets. See Note 1A.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at July 31, 2007 was $91,376,787, which represented 22.87% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Interest rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2007.
(e)  Perpetual bond with no specified maturity date.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at July 31, 2007 was $12,743,162, which represented 3.19% of the Fund's Net Assets.
(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M and
     Note 7.
(h) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(i) Commercial paper issued at a discount. The interest rate shown represents the yield to maturity at the time of purchase by the fund.
(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at July 31, 2007 was $4,213,077, which represented 1.05% of the Fund's Net Assets. See Note 1A.
(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2007

ASSETS:

Investments, at value (Cost $505,613,469)      $504,201,170
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $3,523,962)                               3,523,962
===========================================================
    Total investments (Cost $509,137,431)       507,725,132
___________________________________________________________
===========================================================
Receivables for:
  Investments sold                               31,551,108
-----------------------------------------------------------
  Variation margin                                  124,750
-----------------------------------------------------------
  Fund shares sold                                  419,247
-----------------------------------------------------------
  Dividends and Interest                          5,525,787
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               18,964
-----------------------------------------------------------
Other assets                                          4,693
===========================================================
    Total assets                                545,369,681
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                         143,535,774
-----------------------------------------------------------
  Fund shares reacquired                            313,105
-----------------------------------------------------------
  Amount due custodian                               23,481
-----------------------------------------------------------
  Dividends                                          43,159
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 30,224
-----------------------------------------------------------
  Unrealized depreciation on swap agreements        291,413
-----------------------------------------------------------
  Premiums received on swap agreements            1,327,009
-----------------------------------------------------------
Accrued distribution fees                            50,050
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,600
-----------------------------------------------------------
Accrued transfer agent fees                          46,758
-----------------------------------------------------------
Accrued operating expenses                           73,858
===========================================================
    Total liabilities                           145,736,431
___________________________________________________________
===========================================================
Net assets applicable to shares outstanding    $399,633,250
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $406,554,897
-----------------------------------------------------------
Undistributed net investment income                 304,729
-----------------------------------------------------------
Undistributed net realized gain (loss)           (6,395,509)
-----------------------------------------------------------
Unrealized appreciation (depreciation)             (830,867)
===========================================================
                                               $399,633,250
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 61,456,588
___________________________________________________________
===========================================================
Class B                                        $ 32,206,670
___________________________________________________________
===========================================================
Class C                                        $ 10,993,193
___________________________________________________________
===========================================================
Class R                                        $  1,184,700
___________________________________________________________
===========================================================
Institutional Class                            $293,792,099
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           6,028,760
___________________________________________________________
===========================================================
Class B                                           3,158,805
___________________________________________________________
===========================================================
Class C                                           1,078,182
___________________________________________________________
===========================================================
Class R                                             116,311
___________________________________________________________
===========================================================
Institutional Class                              28,798,231
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.19
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.19 / 95.25%)       $      10.70
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.20
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.20
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      10.19
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.20
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

STATEMENT OF OPERATIONS

For the year ended July 31, 2007

INVESTMENT INCOME:

Interest                                                      $20,241,545
-------------------------------------------------------------------------
Dividends                                                         335,830
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      306,637
=========================================================================
    Total investment income                                    20,884,012
=========================================================================

EXPENSES:

Advisory fees                                                   1,700,815
-------------------------------------------------------------------------
Administrative services fees                                      118,238
-------------------------------------------------------------------------
Custodian fees                                                     56,537
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         211,118
-------------------------------------------------------------------------
  Class B                                                         347,611
-------------------------------------------------------------------------
  Class C                                                         104,322
-------------------------------------------------------------------------
  Class R                                                           4,695
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              397,025
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                3,399
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          26,409
-------------------------------------------------------------------------
Other                                                             281,335
=========================================================================
    Total expenses                                              3,251,504
=========================================================================
Less: Fee waived, Expenses reimbursed and expense offset
  arrangement(s)                                                 (268,705)
=========================================================================
    Net expenses                                                2,982,799
=========================================================================
Net investment income                                          17,901,213
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                          (574,341)
-------------------------------------------------------------------------
  Foreign currencies                                                   79
-------------------------------------------------------------------------
  Futures contracts                                              (157,824)
-------------------------------------------------------------------------
  Option contracts written                                          9,708
-------------------------------------------------------------------------
  Swap agreements                                                    (984)
=========================================================================
                                                                 (723,362)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                            83,901
-------------------------------------------------------------------------
  Futures contracts                                               484,977
-------------------------------------------------------------------------
  Option contracts written                                         12,495
-------------------------------------------------------------------------
  Swap agreements                                                (291,413)
=========================================================================
                                                                  289,960
=========================================================================
Net realized and unrealized gain (loss)                          (433,402)
=========================================================================
Net increase in net assets resulting from operations          $17,467,811
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended July 31, 2007 and 2006

                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 17,901,213    $ 11,462,923
------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        (723,362)     (5,808,276)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)             289,960        (960,531)
==========================================================================================
    Net increase in net assets resulting from operations        17,467,811       4,694,116
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (4,370,711)     (3,504,797)
------------------------------------------------------------------------------------------
  Class B                                                       (1,538,392)     (1,390,043)
------------------------------------------------------------------------------------------
  Class C                                                         (461,047)       (320,290)
------------------------------------------------------------------------------------------
  Class R                                                          (46,119)        (19,111)
------------------------------------------------------------------------------------------
  Institutional Class                                          (11,563,685)     (6,024,924)
==========================================================================================
    Total distributions from net investment income             (17,979,954)    (11,259,165)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --          (9,386)
------------------------------------------------------------------------------------------
  Class B                                                               --          (4,795)
------------------------------------------------------------------------------------------
  Class C                                                               --          (1,030)
------------------------------------------------------------------------------------------
  Class R                                                               --             (50)
------------------------------------------------------------------------------------------
  Institutional Class                                                   --         (14,169)
==========================================================================================
    Total distributions from net realized gains                         --         (29,430)
==========================================================================================
    Decrease in net assets resulting from distributions        (17,979,954)    (11,288,595)
==========================================================================================
Share transactions-net:
  Class A                                                      (31,606,351)     19,266,480
------------------------------------------------------------------------------------------
  Class B                                                       (4,566,410)     (6,051,586)
------------------------------------------------------------------------------------------
  Class C                                                        1,196,804       1,468,800
------------------------------------------------------------------------------------------
  Class R                                                          497,447         386,115
------------------------------------------------------------------------------------------
  Institutional Class                                          122,976,435      77,961,655
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               88,497,925      93,031,464
==========================================================================================
    Net increase in net assets                                  87,985,782      86,436,985
==========================================================================================

NET ASSETS:

  Beginning of year                                            311,647,468     225,210,483
==========================================================================================
  End of year (including undistributed net investment income
    of $304,729 and $368,378, respectively)                   $399,633,250    $311,647,468
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

STATEMENT OF CASH FLOWS

For the year ended July 31, 2007

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $  17,467,811
=============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:

  Purchases of investments                                       (444,364,001)
-----------------------------------------------------------------------------
  Purchases of short-term investments, net                        (11,254,305)
-----------------------------------------------------------------------------
  Increase in variation margin receivable                            (107,666)
-----------------------------------------------------------------------------
  Decrease in call options written                                    (22,203)
-----------------------------------------------------------------------------
  Increase in payables for swap agreements                          1,618,422
-----------------------------------------------------------------------------
  Proceeds from disposition of investments                        362,606,976
-----------------------------------------------------------------------------
  Proceeds from disposition of short-term investments, net          4,669,141
-----------------------------------------------------------------------------
  Amortization of premiums and discounts                            1,719,414
-----------------------------------------------------------------------------
  Increase in dividends and interest receivable                       (83,433)
-----------------------------------------------------------------------------
  Decrease in other assets                                            102,951
-----------------------------------------------------------------------------
  Increase in accrued expenses and other payables                       5,748
-----------------------------------------------------------------------------
  Unrealized appreciation on investment securities                    (83,901)
-----------------------------------------------------------------------------
  Net realized gain(loss) from investment securities                  574,341
=============================================================================
    Net cash provided by (used in) operating activities           (67,150,705)
=============================================================================

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                177,934,215
-----------------------------------------------------------------------------
  Increase in payable for amount due custodian                         23,481
-----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                   (106,679,730)
-----------------------------------------------------------------------------
  Dividends paid to shareholders                                     (698,107)
=============================================================================
    Net cash provided by financing activities                      70,579,859
=============================================================================
Net increase in cash and cash equivalents                           3,429,154
=============================================================================
Cash and cash equivalents at beginning of period                       94,808
=============================================================================
Cash and cash equivalents at end of period                      $   3,523,962
=============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in
    reinvestment of dividends paid to shareholders              $  17,273,307
_____________________________________________________________________________
=============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is maximum total return consistent with preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from

AIM Total Return Bond Fund

     settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

AIM Total Return Bond Fund


       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

M. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or

AIM Total Return Bond Fund

     "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

P. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                            0.50%
-------------------------------------------------------------------
Next $500 million                                             0.45%
-------------------------------------------------------------------
Over $1 billion                                               0.40%
 __________________________________________________________________
===================================================================


    Effective July 1, 2007, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2008. Prior to July 1, 2007, AIM had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to the same expense limitation above. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended July 31, 2007, AIM waived advisory fees of $2,459 and reimbursed $240,329 of class level expenses of Class A, Class B, Class C and Class R shares in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended July 31, 2007, INVESCO reimbursed expenses of the Fund in the amount of $1,957.

AIM Total Return Bond Fund


    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended July 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended July 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended July 31, 2007, ADI advised the Fund that it retained $31,667 in front-end sales commissions from the sale of Class A shares and $2, $22,701, $2,664 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended July 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               07/31/06          AT COST          FROM SALES         07/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $47,404        $130,768,759      $(129,054,182)     $1,761,981      $153,690
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class              47,404         130,768,759       (129,054,182)      1,761,981       152,947
=================================================================================================
  Total
    Investments
    in
    Affiliates      $94,808        $261,537,518      $(258,108,364)     $3,523,962      $306,637
_________________________________________________________________________________________________
=================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended July 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $23,960.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended July 31, 2007, the Fund paid legal fees of $5,084 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Total Return Bond Fund

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended July 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--FUTURES CONTRACTS

On July 31, 2007, $4,189,571 principal amount of U.S. Mortgage-Backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                            OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                              NUMBER OF        MONTH/            VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS      COMMITMENT        07/31/07       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
5 Year Swap                                                      249       Sept./07-Long     $  25,685,906      $  182,295
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      210       Sept./07-Long        22,558,594         546,285
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                         184       Sept./07-Long        20,251,500         529,152
============================================================================================================================
                                                                                             $  68,496,000      $1,257,732
============================================================================================================================
U.S. Treasury 2 Year Notes                                       553       Sept./07-Short    $  (2,320,312)     $     (393)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                        22       Sept./07-Short     (113,330,438)       (384,494)
============================================================================================================================
                                                                                             $(115,650,750)     $ (384,887)
============================================================================================================================
  Total Futures Contracts                                                                    $ (47,154,750)     $  872,845
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 8--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               49       $ 9,708
-----------------------------------------------------------------------------------
Expired                                                          (49)       (9,708)
===================================================================================
End of period                                                     --       $    --
___________________________________________________________________________________
===================================================================================

AIM Total Return Bond Fund

NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS

                                        OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NOTIONAL      UNREALIZED
                                                           BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                          REFERENCE ENTITY    PROTECTION     FIXED RATE         DATE        (000)      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
                                       CDS Residential
Lehman Brothers, Inc.                  Capital               Sell           2.75%        09/20/2008    $ 2,300       $ (31,007)
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.                  CDX NA.IG             Sell           0.75%        06/20/2012     39,000        (260,406)
=================================================================================================================================
  Total Credit Default Swap
    Agreements                                                                                                       $(291,413)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended July 31, 2007 and 2006 was as follows:

                                                                 2007           2006
----------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $17,979,954    $11,288,595
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of July 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    201,037
----------------------------------------------------------------------------
Net undistributed appreciation (depreciation) -- Investments      (1,599,122)
----------------------------------------------------------------------------
Temporary book/tax differences                                       (25,654)
----------------------------------------------------------------------------
Capital loss carryover                                            (2,250,916)
----------------------------------------------------------------------------
Post-October capital loss deferral                                (3,246,992)
----------------------------------------------------------------------------
Shares of beneficial interest                                    406,554,897
============================================================================
  Total net assets                                              $399,633,250
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to the recognition of gains (losses) on dollar roll transactions, the realization for tax purpose of unrealized gains (losses) on certain credit default swap agreements, futures contracts and partnerships.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of July 31, 2007 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2014                                                     $1,145,028
------------------------------------------------------------------------------
July 31, 2015                                                      1,105,888
==============================================================================
Total capital loss carryforward                                   $2,250,916
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM Total Return Bond Fund

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended July 31, 2007 was $480,620,468 and $403,608,586, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $1,087,281 and $4,669,141.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 1,490,473
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,089,595)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(1,599,122)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $509,324,254.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, credit default swap agreements, paydowns and dollar roll transactions on mortgage-backed securities on July 31, 2007, undistributed net investment income was increased by $15,092 and undistributed net realized gain
(loss) was decreased by $15,092. This reclassification had no effect on the net assets of the Fund.

NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                    YEAR ENDED
                                                                   JULY 31, 2007(a)               JULY 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,067,470    $ 31,612,421     2,946,881    $ 30,331,218
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        982,972      10,126,654       965,796       9,940,418
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        401,664       4,127,627       451,426       4,649,519
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         63,878         657,804        43,640         448,652
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         12,754,721     131,311,873     7,398,018      76,129,832
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        378,822       3,908,674       324,182       3,335,054
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        130,561       1,345,931       117,094       1,205,308
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         39,723         409,359        28,327         291,272
----------------------------------------------------------------------------------------------------------------------
  Class R                                                          4,461          45,896         1,866          19,144
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,122,330      11,563,447       587,723       6,039,349
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        321,996       3,317,645       281,524       2,892,828
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (322,014)     (3,317,645)     (281,682)     (2,892,828)
======================================================================================================================
Reacquired:
  Class A                                                     (6,801,364)    (70,445,091)   (1,681,038)    (17,292,020)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,235,543)    (12,721,350)   (1,389,491)    (14,305,084)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (324,762)     (3,340,182)     (337,396)     (3,471,991)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (20,008)       (206,253)       (7,961)        (81,681)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (1,936,235)    (19,898,885)     (410,864)     (4,207,526)
======================================================================================================================
                                                               8,628,672    $ 88,497,925     9,038,045    $ 93,031,464
______________________________________________________________________________________________________________________
======================================================================================================================

(a) 73% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM Total Return Bond Fund

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008 as required.

NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              ------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.20       $ 10.47    $ 10.45    $ 10.35    $ 10.19
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.53          0.44       0.32       0.31       0.32(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.01)        (0.28)      0.15       0.25       0.26
====================================================================================================================
    Total from investment operations                             0.52          0.16       0.47       0.56       0.58
====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.53)        (0.43)     (0.33)     (0.36)     (0.40)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.00)     (0.12)     (0.10)     (0.02)
====================================================================================================================
    Total distributions                                         (0.53)        (0.43)     (0.45)     (0.46)     (0.42)
====================================================================================================================
Net asset value, end of period                                $ 10.19       $ 10.20    $ 10.47    $ 10.45    $ 10.35
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  5.18%         1.62%      4.57%      5.45%      5.77%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $61,457       $92,434    $75,264    $35,948    $30,336
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.01%(c)      1.01%      1.01%      1.00%      1.00%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.20%(c)      1.31%      1.48%      1.57%      1.54%
====================================================================================================================
Ratio of net investment income to average net assets             5.13%(c)      4.32%      3.04%      2.87%      3.07%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                           118%           95%       180%       338%       284%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $84,447,082.

AIM Total Return Bond Fund

                                                                                     CLASS B
                                                              ------------------------------------------------------
                                                                               YEAR ENDED JULY 31,
                                                              ------------------------------------------------------
                                                               2007          2006       2005       2004       2003
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.20       $ 10.47    $ 10.45    $ 10.35    $ 10.19
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.45          0.37       0.24       0.22       0.24(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00         (0.28)      0.15       0.26       0.27
====================================================================================================================
    Total from investment operations                             0.45          0.09       0.39       0.48       0.51
====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.45)        (0.36)     (0.25)     (0.29)     (0.33)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --         (0.00)     (0.12)     (0.09)     (0.02)
====================================================================================================================
    Total distributions                                         (0.45)        (0.36)     (0.37)     (0.38)     (0.35)
====================================================================================================================
Net asset value, end of period                                $ 10.20       $ 10.20    $ 10.47    $ 10.45    $ 10.35
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                  4.51%         0.86%      3.80%      4.67%      4.98%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $32,207       $36,741    $43,865    $44,047    $47,655
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.76%(c)      1.76%      1.76%      1.75%      1.75%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.95%(c)      2.06%      2.14%      2.22%      2.19%
====================================================================================================================
Ratio of net investment income to average net assets             4.38%(c)      3.57%      2.29%      2.12%      2.32%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                           118%           95%       180%       338%       284%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $34,761,125.

                                                                                   CLASS C
                                                              --------------------------------------------------
                                                                             YEAR ENDED JULY 31,
                                                              --------------------------------------------------
                                                               2007          2006      2005      2004      2003
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.20       $10.47    $10.45    $10.35    $10.19
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.45         0.37      0.24      0.22      0.24(a)
----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.00        (0.28)     0.15      0.26      0.27
================================================================================================================
    Total from investment operations                             0.45         0.09      0.39      0.48      0.51
================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.45)       (0.36)    (0.25)    (0.29)    (0.33)
----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --        (0.00)    (0.12)    (0.09)    (0.02)
================================================================================================================
    Total distributions                                         (0.45)       (0.36)    (0.37)    (0.38)    (0.35)
================================================================================================================
Net asset value, end of period                                $ 10.20       $10.20    $10.47    $10.45    $10.35
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                  4.50%        0.86%     3.80%     4.67%     4.98%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $10,993       $9,805    $8,573    $8,649    $9,185
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.76%(c)     1.76%     1.76%     1.75%     1.75%
----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.95%(c)     2.06%     2.14%     2.22%     2.19%
================================================================================================================
Ratio of net investment income to average net assets             4.38%(c)     3.57%     2.29%     2.12%     2.32%
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate                                           118%          95%      180%      338%      284%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $10,432,241.

AIM Total Return Bond Fund

                                                                                  CLASS R
                                                              -----------------------------------------------
                                                                                               APRIL 30, 2004
                                                                                                (DATE SALES
                                                                   YEAR ENDED JULY 31,         COMMENCED) TO
                                                              -----------------------------       JULY 31,
                                                               2007         2006      2005          2004
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.19       $10.45    $10.44        $10.42
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.50         0.41      0.29          0.08
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.01        (0.26)     0.14          0.02
=============================================================================================================
    Total from investment operations                            0.51         0.15      0.43          0.10
=============================================================================================================
Less distributions:
  Dividends from net investment income                         (0.51)       (0.41)    (0.30)        (0.08)
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --        (0.00)    (0.12)           --
=============================================================================================================
    Total distributions                                        (0.51)       (0.41)    (0.42)        (0.08)
=============================================================================================================
Net asset value, end of period                                $10.19       $10.19    $10.45        $10.44
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                                                 5.02%        1.47%     4.21%         0.92%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,185       $  692    $  318        $  108
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.26%(b)     1.26%     1.26%         1.25%(c)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.45%(b)     1.56%     1.64%         1.39%(c)
=============================================================================================================
Ratio of net investment income to average net assets            4.88%(b)     4.07%     2.79%         2.62%(c)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(d)                                       118%          95%      180%          338%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $939,014.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Total Return Bond Fund

                                                                              INSTITUTIONAL CLASS
                                                              ----------------------------------------------------
                                                                                                    APRIL 30, 2004
                                                                                                     (DATE SALES
                                                                     YEAR ENDED JULY 31,            COMMENCED) TO
                                                              ----------------------------------       JULY 31,
                                                                2007           2006       2005           2004
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.20       $  10.47    $ 10.45       $ 10.42
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.56           0.47       0.34          0.09
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.01          (0.28)      0.15          0.03
==================================================================================================================
    Total from investment operations                              0.57           0.19       0.49          0.12
==================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.57)         (0.46)     (0.35)        (0.09)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --          (0.00)     (0.12)           --
==================================================================================================================
    Total distributions                                          (0.57)         (0.46)     (0.47)        (0.09)
==================================================================================================================
Net asset value, end of period                                $  10.20       $  10.20    $ 10.47       $ 10.45
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                   5.65%          1.91%      4.84%         1.15%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $293,792       $171,975    $97,190       $13,415
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.64%(b)       0.72%      0.75%         0.51%(c)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.64%(b)       0.72%      0.79%         0.63%(c)
==================================================================================================================
Ratio of net investment income to average net assets              5.50%(b)       4.61%      3.30%         3.36%(c)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(d)                                         118%            95%       180%          338%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $209,583,530.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and AIM Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial

AIM Total Return Bond Fund
purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Total Return Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Investment Securities and Shareholders of AIM Total Return Bond Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Total Return Bond Fund (one of the funds constituting AIM Investment Securities Funds; hereafter referred to as the "Fund") at July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, its cash flows for the year then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before July 31, 2004 were audited by another independent registered public accounting firm whose report, dated September 17, 2004, expressed an unqualified opinion on those statements.

PRICEWATERHOUSECOOPERS LLP

September 18, 2007
Houston, Texas

AIM TOTAL RETURN BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period February 1, 2007, through      of return of 5% per year before expenses,    addition, if these transaction costs were
July 31, 2007.                               which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,018.50               $5.05        $1,019.79             $5.06             1.01%
   B                1,000.00               1,014.70                8.79         1,016.07              8.80             1.76
   C                1,000.00               1,015.70                8.80         1,016.07              8.80             1.76
   R                1,000.00               1,017.20                6.30         1,018.55              6.31             1.26

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 7/31/07

AIM TOTAL RETURN BOND FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             AVERAGE ANNUAL TOTAL RETURNS                 REIMBURSED EXPENSES, PERFORMANCE WOULD
The following information has been                                                        HAVE BEEN LOWER.
prepared to provide Institutional Class      For periods ended 7/31/07
shareholders with a performance overview                                                     PLEASE NOTE THAT PAST PERFORMANCE IS
specific to their holdings. Institutional    Inception                            4.97%   NOT INDICATIVE OF FUTURE RESULTS. MORE
Class shares are offered exclusively to      5 Years                              4.73    RECENT RETURNS MAY BE MORE OR LESS THAN
institutional investors, including defined   1 Year                               5.65    THOSE SHOWN. ALL RETURNS ASSUME
contribution plans that meet certain                                                      REINVESTMENT OF DISTRIBUTIONS AT NAV.
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                                                                          FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             For periods ended 6/30/07, most recent       MAY BE WORTH MORE OR LESS THAN THEIR
                                             calendar quarter-end                         ORIGINAL COST. SEE FULL REPORT FOR
                                                                                          INFORMATION ON COMPARATIVE BENCHMARKS.
                                             Inception                            4.93%   PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             5 Years                              4.78    MORE INFORMATION. FOR THE MOST CURRENT
                                             1 Year                               6.34    MONTH-END PERFORMANCE, PLEASE CALL
                                             ==========================================   800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE RULE 12B-1
                                             FEES APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS DECEMBER 31,
                                             2001.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
==========================================   OTHER SHARE CLASSES PRIMARILY DUE TO
NASDAQ SYMBOL                        TBRIX   DIFFERING SALES CHARGES AND CLASS
==========================================   EXPENSES.

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                             [AIM INVESTMENTS LOGO]
AIMinvestments.com                 TRB-INS-1            A I M Distributors, Inc.                            --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period February 1, 2007, through                                                   the table are meant to highlight your
July 31, 2007.                               The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                                                      HYPOTHETICAL
                                ACTUAL                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (2/1/07)             (7/31/07)(1)           PERIOD(2)      (7/31/07)           PERIOD(2)           RATIO

Institutional      $1,000.00              $1,020.50               $3.06        $1,021.77             $3.06             0.61%

(1)  The actual ending account value is based on the actual total return of the Fund for the period February 1, 2007, through July
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIMinvestments.com                 TRB-INS-1            A I M Distributors, Inc.

AIM TOTAL RETURN BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     expenses of their assigned funds. The        may have occurred since that date,
Investment Securities Funds is required      Investments Committee considers each         including but not limited to changes to
under the Investment Company Act of 1940     Sub-Committee's recommendations and makes    the Fund's performance, advisory fees,
to approve annually the renewal of the AIM   its own recommendations regarding the        expense limitations and/or fee waivers.
Total Return Bond Fund (the Fund)            performance, fees and expenses of the AIM
investment advisory agreement with A I M     Funds to the full Board. Moreover, the       A. NATURE, EXTENT AND QUALITY OF
Advisors, Inc. (AIM). During contract        Investments Committee considers each            SERVICES PROVIDED BY AIM
renewal meetings held on June 25-27, 2007,   Sub-Committee's recommendations in making
the Board as a whole and the disinterested   its annual recommendation to the Board       The Board reviewed the advisory services
or "independent" Trustees, voting            whether to approve the continuance of each   provided to the Fund by AIM under the
separately, approved the continuance of      AIM Fund's investment advisory agreement     Fund's advisory agreement, the performance
the Fund's investment advisory agreement     and sub-advisory agreement, if applicable    of AIM in providing these services, and
for another year, effective July 1, 2007.    (advisory agreements), for another year.     the credentials and experience of the
In doing so, the Board determined that the                                                officers and employees of AIM who provide
Fund's advisory agreement is in the best        The independent Trustees, as mentioned    these services. The Board's review of the
interests of the Fund and its shareholders   above, are assisted in their annual          qualifications of AIM to provide these
and that the compensation to AIM under the   evaluation of the advisory agreements by     services included the Board's
Fund's advisory agreement is fair and        the independent Senior Officer. One          consideration of AIM's portfolio and
reasonable.                                  responsibility of the Senior Officer is to   product review process, various back
                                             manage the process by which the AIM Funds'   office support functions provided by AIM,
   The independent Trustees met separately   proposed management fees are negotiated      and AIM's equity and fixed income trading
during their evaluation of the Fund's        during the annual contract renewal process   operations. The Board concluded that the
investment advisory agreement with           to ensure that they are negotiated in a      nature, extent and quality of the advisory
independent legal counsel from whom they     manner which is at arms' length and          services provided to the Fund by AIM were
received independent legal advice, and the   reasonable. Accordingly, the Senior          appropriate and that AIM currently is
independent Trustees also received           Officer must either supervise a              providing satisfactory advisory services
assistance during their deliberations from   competitive bidding process or prepare an    in accordance with the terms of the Fund's
the independent Senior Officer, a            independent written evaluation. The Senior   advisory agreement. In addition, based on
full-time officer of the AIM Funds who       Officer has recommended that an              their ongoing meetings throughout the year
reports directly to the independent          independent written evaluation be provided   with the Fund's portfolio managers, the
Trustees. The following discussion more      and, upon the direction of the Board, has    Board concluded that these individuals are
fully describes the process employed by      prepared an independent written              competent and able to continue to carry
the Board to evaluate the performance of     evaluation.                                  out their responsibilities under the
the AIM Funds (including the Fund)                                                        Fund's advisory agreement.
throughout the year and, more                   During the annual contract renewal
specifically, during the annual contract     process, the Board considered the factors       In determining whether to continue the
renewal meetings.                            discussed below under the heading "Factors   Fund's advisory agreement, the Board
                                             and Conclusions and Summary of Independent   considered the prior relationship between
THE BOARD'S FUND EVALUATION PROCESS          Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
                                             fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
The Board's Investments Committee has        advisory agreement at the contract renewal   concluded that it was beneficial to
established three Sub-Committees which are   meetings and at their meetings throughout    maintain the current relationship, in
responsible for overseeing the management    the year as part of their ongoing            part, because of such knowledge. The Board
of a number of the series portfolios of      oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
the AIM Funds. This Sub-Committee structure  agreement was considered separately,         affiliates have taken over the last
permits the Trustees to focus on the         although the Board also considered the       several years to improve the quality and
performance of the AIM Funds that have been  common interests of all of the AIM Funds     efficiency of the services they provide to
assigned to them. The Sub-Committees meet    in their deliberations. The Board            the Funds in the areas of investment
throughout the year to review the            comprehensively considered all of the        performance, product line diversification,
performance of their assigned funds, and     information provided to them and did not     distribution, fund operations, shareholder
the Sub-Committees review monthly and        identify any particular factor that was      services and compliance. The Board
quarterly comparative performance            controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
information and periodic asset flow data     have evaluated the information provided      of the services AIM and its affiliates
for their assigned funds. These materials    differently from one another and             provide to the AIM Funds in each of these
are prepared under the direction and         attributed different weight to the various   areas have generally improved, and support
supervision of the independent Senior        factors. The Trustees recognized that the    the Board's approval of the continuance of
Officer. Over the course of each year, the   advisory arrangements and resulting          the Fund's advisory agreement.
Sub-Committees meet with portfolio managers  advisory fees for the Fund and the other
for their assigned funds and other members   AIM Funds are the result of years of         B. FUND PERFORMANCE
of management and review with these          review and negotiation between the
individuals the performance, investment      Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
objective(s), policies, strategies and       focus to a greater extent on certain         during the past one, three and five
limitations of these funds.                  aspects of these arrangements in some        calendar years to the performance of funds
                                             years than others, and that the Trustees'    in the Fund's Lipper peer group that are
   In addition to their meetings             deliberations and conclusions in a           not managed by AIM, and against the
throughout the year, the Sub-Committees      particular year may be based in part on      performance of all funds in the Lipper
meet at designated contract renewal          their deliberations and conclusions of       Intermediate Investment Grade Debt Funds
meetings each year to conduct an in-depth    these same arrangements throughout the       Index. The Board also reviewed the
review of the performance, fees and          year and in prior years.                     methodology used by Lipper to identify the
expenses of their assigned funds. During                                                  Fund's peers. The Board noted that the
the contract renewal process, the Trustees   FACTORS AND CONCLUSIONS AND SUMMARY OF       Fund's performance was comparable to the
receive comparative performance and fee      INDEPENDENT WRITTEN FEE EVALUATION           median performance of its peers for the
data regarding all the AIM Funds prepared                                                 one, three and five year periods. The
by an independent company, Lipper, Inc.,     The discussion below serves as a summary     Board noted that the Fund's performance
under the direction and supervision of the   of the Senior Officer's independent          was comparable to the performance of the
independent Senior Officer who also          written evaluation, as well as a             Index for the one, three and five year
prepares a separate analysis of this         discussion of the material factors and       periods. The Board also considered the
information for the Trustees. Each           related conclusions that formed the basis    steps AIM has taken over the last several
Sub-Committee then makes recommendations     for the Board's approval of the Fund's       years to improve the quality and
to the Investments Committee regarding the   advisory agreement. Unless otherwise         efficiency of the services that AIM
performance, fees and                        stated, information set forth below is as    provides to the AIM Funds. The Board
                                             of June 27, 2007 and does not reflect any    concluded that AIM continues to be
                                             changes that                                 responsive to the Board's focus on fund
                                                                                          perform-

                                                                                                                         (continued)

AIM TOTAL RETURN BOND FUND

ance. Although the independent written       E.  PROFITABILITY AND FINANCIAL              by the Fund and/or other funds advised by
evaluation of the Fund's Senior Officer          RESOURCES OF AIM                         AIM are used to pay for research and
(discussed below) only considered Fund                                                    execution services. The Board noted that
performance through the most recent          The Board reviewed information from AIM      soft dollar arrangements shift the payment
calendar year, the Board also reviewed       concerning the costs of the advisory and     obligation for the research and executions
more recent Fund performance and this        other services that AIM and its affiliates   services from AIM to the funds and
review did not change their conclusions.     provide to the Fund and the profitability    therefore may reduce AIM's expenses. The
                                             of AIM and its affiliates in providing       Board also noted that research obtained
C. ADVISORY FEES AND FEE WAIVERS             these services. The Board also reviewed      through soft dollar arrangements may be
                                             information concerning the financial         used by AIM in making investment decisions
The Board compared the Fund's contractual    condition of AIM and its affiliates. The     for the Fund and may therefore benefit
advisory fee rate to the contractual         Board also reviewed with AIM the             Fund shareholders. The Board concluded
advisory fee rates of funds in the Fund's    methodology used to prepare the              that AIM's soft dollar arrangements were
Lipper peer group that are not managed by    profitability information. The Board         appropriate. The Board also concluded
AIM, at a common asset level and as of the   considered the overall profitability of      that, based on their review and
end of the past calendar year. The Board     AIM, as well as the profitability of AIM     representations made by AIM, these
noted that the Fund's advisory fee rate      in connection with managing the Fund. The    arrangements were consistent with
was below the median advisory fee rate of    Board noted that AIM continues to operate    regulatory requirements.
its peers. The Board also reviewed the       at a net profit, although increased
methodology used by Lipper and noted that    expenses in recent years have reduced the       The Board considered the fact that the
the contractual fee rates shown by Lipper    profitability of AIM and its affiliates.     Fund's uninvested cash and cash collateral
include any applicable long-term             The Board concluded that the Fund's          from any securities lending arrangements
contractual fee waivers. The Board noted     advisory fees were fair and reasonable,      may be invested in money market funds
that AIM does not serve as an advisor to     and that the level of profits realized by    advised by AIM pursuant to procedures
other mutual funds or other clients with     AIM and its affiliates from providing        approved by the Board. The Board noted
investment strategies comparable to those    services to the Fund was not excessive in    that AIM will receive advisory fees from
of the Fund.                                 light of the nature, quality and extent of   these affiliated money market funds
                                             the services provided. The Board             attributable to such investments, although
   The Board noted that AIM has              considered whether AIM is financially        AIM has contractually agreed to waive the
contractually agreed to waive fees and/or    sound and has the resources necessary to     advisory fees payable by the Fund with
limit expenses of the Fund through at        perform its obligations under the Fund's     respect to its investment of uninvested
least June 30, 2008 in an amount necessary   advisory agreement, and concluded that AIM   cash in these affiliated money market
to limit total annual operating expenses     has the financial resources necessary to     funds through at least June 30, 2008. The
to a specified percentage of average daily   fulfill these obligations.                   Board considered the contractual nature of
net assets for each class of the Fund. The                                                this fee waiver and noted that it remains
Board considered the contractual nature of   F. INDEPENDENT WRITTEN EVALUATION OF         in effect until at least June 30, 2008.
this fee waiver and noted that it remains       THE FUND'S SENIOR OFFICER                 The Board concluded that the Fund's
in effect until at least June 30, 2008.                                                   investment of uninvested cash and cash
The Board reviewed the Fund's effective      The Board noted that, upon their             collateral from any securities lending
advisory fee rate, after taking account of   direction, the Senior Officer of the Fund,   arrangements in the affiliated money
this expense limitation, and considered      who is independent of AIM and AIM's          market funds is in the best interests of
the effect this expense limitation would     affiliates, had prepared an independent      the Fund and its shareholders.
have on the Fund's estimated total           written evaluation to assist the Board in
expenses. The Board concluded that the       determining the reasonableness of the
levels of fee waivers/expense limitations    proposed management fees of the AIM Funds,
for the Fund were fair and reasonable.       including the Fund. The Board noted that
                                             they had relied upon the Senior Officer's
   After taking account of the Fund's        written evaluation instead of a
contractual advisory fee rate, as well as    competitive bidding process. In
the comparative advisory fee information     determining whether to continue the Fund's
and the expense limitation discussed         advisory agreement, the Board considered
above, the Board concluded that the Fund's   the Senior Officer's written evaluation.
advisory fees were fair and reasonable.
                                             G. COLLATERAL BENEFITS TO AIM AND ITS
D. ECONOMIES OF SCALE AND BREAKPOINTS           AFFILIATES

The Board considered the extent to which     The Board considered various other
there are economies of scale in AIM's        benefits received by AIM and its
provision of advisory services to the        affiliates resulting from AIM's
Fund. The Board also considered whether      relationship with the Fund, including the
the Fund benefits from such economies of     fees received by AIM and its affiliates
scale through contractual breakpoints in     for their provision of administrative,
the Fund's advisory fee schedule or          transfer agency and distribution services
through advisory fee waivers or expense      to the Fund. The Board considered the
limitations. The Board noted that the        performance of AIM and its affiliates in
Fund's contractual advisory fee schedule     providing these services and the
includes two breakpoints but that, due to    organizational structure employed by AIM
the Fund's asset level at the end of the     and its affiliates to provide these
past calendar year and the way in which      services. The Board also considered that
the breakpoints have been structured, the    these services are provided to the Fund
Fund has yet to benefit from the             pursuant to written contracts which are
breakpoints. Based on this information,      reviewed and approved on an annual basis
the Board concluded that the Fund's          by the Board. The Board concluded that AIM
advisory fees would reflect economies of     and its affiliates were providing these
scale at higher asset levels. The Board      services in a satisfactory manner and in
also noted that the Fund shares directly     accordance with the terms of their
in economies of scale through lower fees     contracts, and were qualified to continue
charged by third party service providers     to provide these services to the Fund.
based on the combined size of all of the
AIM Funds and affiliates.                       The Board considered the benefits
                                             realized by AIM as a result of portfolio
                                             brokerage transactions executed through
                                             "soft dollar" arrangements. Under these
                                             arrangements, portfolio brokerage
                                             commissions paid

AIM Total Return Bond Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended July 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Qualified Dividend Income*                              0%
         Corporate Dividends Received Deduction*                 0%
         U.S. Treasury Obligations*                           0.15%




       * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                         30.29%




       ** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended October 31, 2006, January 31, 2007, April 30, 2007 and July 31, 2007 were 98.87%, 98.99%, 99.47%, and 98.41%, respectively.

AIM Total Return Bond Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Investment Securities Funds (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor); and
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.,
  Principal                                  AIM Mutual Fund Dealer Inc. (registered
  Executive Officer                          broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       1992       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2001       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2003       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2000       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); CompuDyne
                                             Corporation (provider of products and
                                             services to the public security market);
                                             and Homeowners of America Holding
                                             Corporation (property casualty company)

                                             Formerly: Director, President and Chief
                                             Executive Officer, Volvo Group North
                                             America, Inc.; Senior Vice President, AB
                                             Volvo; Director of various affiliated
                                             Volvo companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          1997       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         1990       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      1998       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        1988       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2001       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Total Return Bond Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Director, Vice
                                             President and General Counsel, Fund
                                             Management Company; Director and Vice
                                             President, INVESCO Distributors, Inc.;
                                             Senior Vice President, A I M
                                             Distributors, Inc.; Vice President,
                                             A I M Capital Management, Inc. and AIM
                                             Investment Services, Inc.; Senior Vice
                                             President, Chief Legal Officer and
                                             Secretary of The AIM Family of
                                             Funds--Registered Trademark--; Chief
                                             Executive Officer and President, INVESCO
                                             Funds Group, Inc.; and Senior Vice
                                             President and General Counsel, Liberty
                                             Financial Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       1992       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Patrick J.P. Farmer -- 1962     2007       Head of North American Retail             N/A
  Vice President                             Investments, Chief Investment Officer
                                             and Executive Vice President, AIM Funds
                                             Management Inc. d/b/a AIM Trimark
                                             Investments; Senior Vice President and
                                             Head of Equity Investments, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; and Vice President,
                                             The AIM Family of Funds--Registered
                                             Trademark--
                                             Formerly: Director, Trimark Trust and
                                             A I M Funds Management, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., INVESCO
                                             Private Capital Investments, Inc.
                                             (holding company), INVESCO Private
                                             Capital, Inc. (registered investment
                                             advisor) and INVESCO Senior Secured
                                             Management, Inc. (registered investment
                                             advisor); and Vice President, A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc. and Fund Management
                                             Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            225 Franklin Street
Floor                         1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
Philadelphia, PA 19103-7599   Americas
                              New York, NY 10036-2714

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              Fund holdings and proxy voting information

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05686 and
   postage.                                         033-39519

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after October 20, 2007, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
1. Log in to your account.                          recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
2. Click on the "Service Center" tab.
                                                    TRB-AR-1                    A I M Distributors, Inc.
3. Select "Register for eDelivery" and complete
   the consent process.                                                                                      [AIM INVESTMENTS LOGO]
                                                                                                            --REGISTERED TRADEMARK--
This AIM service is provided by AIM Investment
Services, Inc.

ITEM 2.  CODE OF ETHICS.

         As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.


FEES BILLED BY PWC RELATED TO THE REGISTRANT

         PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                                 Percentage of Fees
                                                  Billed Applicable                            Percentage of Fees
                                                     to Non-Audit                             Billed Applicable to
                                                  Services Provided                            Non-Audit Services
                             Fees Billed for     for fiscal year end                           Provided for fiscal
                            Services Rendered      2007 Pursuant to       Fees Billed for         year end 2006
                            to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                           for fiscal year end       Pre-Approval       the Registrant for       of Pre-Approval
                                   2007             Requirement(1)     fiscal year end 2006      Requirement(1)
                           -------------------   -------------------   --------------------   --------------------
Audit Fees                       $361,225                N/A                 $352,522                  N/A
Audit-Related Fees               $      0                 0%                 $      0                   0%
Tax Fees(2)                      $ 72,532                 0%                 $ 66,292                   0%
All Other Fees                   $      0                 0%                 $      0                   0%
                                 --------                                    --------
Total Fees                       $433,757                 0%                 $418,814                   0%

PWC billed the Registrant aggregate non-audit fees of $72,532 for the fiscal year ended 2007, and $66,292 for the fiscal year ended 2006, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end July 31, 2007 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end July 31, 2006 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

         PWC billed A I M Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                            Fees Billed for                                Fees Billed for
                           Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                          Rendered to AIM and    Billed Applicable to    Rendered to AIM and    Billed Applicable to
                           AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                          fiscal year end 2007    Provided for fiscal   fiscal year end 2006    Provided for fiscal
                           That Were Required        year end 2007       That Were Required        year end 2006
                           to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                          by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                            Audit Committee         Requirement(1)         Audit Committee         Requirement(1)
                          --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees                 $0                     0%                     $0                      0%
Tax Fees                           $0                     0%                     $0                      0%
All Other Fees                     $0                     0%                     $0                      0%
                                   --                                            --
Total Fees(2)                      $0                     0%                     $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2007, and $0 for the fiscal year ended 2006, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006


I. STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II. DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III. AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV. NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

          a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

          b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V. PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI. PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1)     Code of Ethics.

12(a) (2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)     Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Securities Funds

By:      /s/ PHILIP A. TAYLOR
         ----------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    October 5, 2007


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ PHILIP A. TAYLOR
         ----------------------------------
         Philip A. Taylor
         Principal Executive Officer

Date:    October 5, 2007


By:      /s/ SIDNEY M. DILGREN
         ----------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    October 5, 2007

                                  EXHIBIT INDEX


12(a) (1)     Code of Ethics.

12(a) (2)     Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)     Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.